                                                     Registration Nos.: 33-11351
                                                                        811-4978

                       SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                    Form N-1A


         REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933           [ x ]

                           Pre-Effective Amendment No.                     [   ]
                           Post-Effective Amendment No.       75           [ x ]

         REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940   [ x ]

                           Amendment No.     76                            [ x ]

                    LIBERTY-STEIN ROE FUNDS INVESTMENT TRUST

               (Exact Name of Registrant as Specified in Charter)

                One Financial Center, Boston, Massachusetts 02111

                    (Address of Principal Executive Offices)

                                 (800) 255-2365

              (Registrant's Telephone Number, including Area Code)



Name and Address of Agent for Service:          Copy to:

Jean S. Loewenberg, Esquire                     John M. Loder, Esquire
Liberty Funds Group                             Ropes & Gray
One Financial Center                            One International Place
Boston, Massachusetts 02111                     Boston, Massachusetts 02110-2624

It is proposed that this filing will become effective (check appropriate box):


[   ]                   Immediately upon filing pursuant to paragraph (b).
[   ]                   On (date) pursuant to paragraph (b).
[   ]                   60 days after filing pursuant to paragraph (a) (1).
[   ]                   On (date) pursuant to paragraph (a) (1) of Rule 485.
[ x ]                   75 days after filing pursuant to paragraph (a) (2).
[   ]                   On (date) pursuant to paragraph (a) (2) of Rule 485.

If appropriate, check the following box:

[   ]                   This post-effective amendment designates a new
                        effective date for a previously filed post-effective amendment.

LIBERTY ASSET ALLOCATION FUND                PROSPECTUS,__________________, 2002


CLASS A, B AND C SHARES

Advised by Fleet Investment Advisors Inc.



Although these securities have been registered with the Securities and Exchange Commission, the Commission has not approved or disapproved any shares offered in this prospectus or determined whether this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.



                               TABLE OF CONTENTS

THE FUND ................................................................... XX
Investment Goal............................................................. xx
Principal Investment Strategies............................................. xx
Principal Investment Risks.................................................. xx
Performance History......................................................... xx
Your Expenses............................................................... xx

YOUR ACCOUNT ............................................................... XX
How to Buy Shares........................................................... xx
Sales Charges............................................................... xx
How to Exchange Shares...................................................... xx
How to Sell Shares.......................................................... xx
Fund Policy on Trading of Fund Shares....................................... xx
Distribution and Service Fees............................................... xx
Other Information About Your Account........................................ xx

MANAGING THE FUND .......................................................... XX
Investment Advisor.......................................................... xx
Portfolio Managers.......................................................... xx

FINANCIAL HIGHLIGHTS ....................................................... XX
Not FDIC Insured
May Lose Value
No Bank Guarantee

THE FUND



INVESTMENT GOAL

The Fund seeks a high total return by providing both a current level of income that is greater than that provided by popular stock market averages, as well as long-term growth in the value of the Fund's assets.


PRINCIPAL INVESTMENT STRATEGIES

The Fund aims to provide income that is higher than the average income provided by stocks included in popular stock market indices. The Fund's investment advisor interprets "popular stock market indices" to mean the Dow Jones Industrial Average of 30 major companies and the Standard & Poor's 500 Composite Stock Price Index (commonly referred to as the S&P 500). Due to the Fund's expenses, however, net income paid to you may be less than the average income provided by these indices. The Fund also seeks long-term growth in the value of its assets. The advisor attempts to achieve these goals and reduce risk by allocating the Fund's assets among short-term debt securities, common stocks, preferred stocks and bonds.

The Fund seeks a mix of stocks and bonds that will produce both income and long-term capital growth. This mix may change from time to time as a result of economic and market conditions. However, the Fund keeps at least 25% of its total assets in fixed income investments, including debt securities and preferred stocks, at all times.

Debt securities purchased by the Fund will generally be of investment grade quality, which means that they will have one of the top four ratings assigned by Standard & Poor's Ratings Group (S&P) or Moody's Investors Service, Inc. (Moody's), or will be unrated securities determined by the advisor to be of comparable quality. When deemed appropriate by the advisor, however, the Fund may invest up to 10% of its net assets in non-investment grade debt securities, also known as "junk bonds."

In selecting portfolio securities for the Fund, the advisor's investment policy committee develops an economic outlook and sets guidelines for the industries and sectors in which the Fund should invest. In selecting equity securities, the advisor favors stocks with long-term growth potential that are expected to outperform their peers over time. The advisor also forecasts the direction and degree of change in long-term interest rates to help in the selection of fixed income securities.

The Fund will sell a security when, as a result of changes in the economy, the advisor determines it is appropriate to revise the allocation of the Fund's assets between stocks and bonds. A security may also be sold as a result of an actual or expected deterioration in the performance of the security or in the financial condition of the issuer of the security.

At times, the advisor may determine that adverse market conditions make it desirable to suspend temporarily the Fund's normal investment activities. During such times, the Fund may, but is not required to, invest in cash or high-quality, short-term debt securities without limit. Taking a temporary defensive position may prevent the Fund from achieving its investment goal.

Your Account

In seeking to achieve its investment goal, the Fund may invest in various types of securities and engage in various investment techniques which are not the principal focus of the Fund and, therefore, are not described in this prospectus. These types of securities and investment practices are identified and discussed in the Fund's Statement of Additional Information, which you may obtain free of charge (see back cover). Approval by the Fund's shareholders is not required to modify or change the Fund's investment goal or investment strategies.

As part of its investment strategy, the Fund may buy and sell securities frequently. Frequent trading of investments usually increases the chance that the Fund will pay investors short-term capital gains (which are taxable at higher rates than long-term capital gains). Frequent trading could also mean higher brokerage commissions and other transaction costs, which could reduce the Fund's returns.


PRINCIPAL INVESTMENT RISKS

The principal risks of investing in the Fund are described below. There are many circumstances (including additional risks that are not described here) which could prevent the Fund from achieving its investment goal. You may lose money by investing in the Fund.

Management risk means that the advisor's [allocation of the Fund's portfolio between equity and debt securities,] stock and bond selections and other investment decisions might produce losses or cause the Fund to underperform when compared to other funds with a similar investment goal. Market risk means that security prices in a market, sector or industry may fall, reducing the value of your investment. Because of management and market risk, there is no guarantee that the Fund will achieve its investment goal or perform favorably compared with comparable funds.

Interest rate risk is the risk of a change in the price of a bond when prevailing interest rates increase or decline. In general, if interest rates rise, bond prices fall, and if interest rates fall, bond prices rise. Changes in the values of bonds usually will not affect the amount of income the Fund receives from them but will affect the value of the Fund's shares. Interest rate risk is generally greater for bonds with longer maturities.

Because the Fund may invest in debt securities issued by private entities, including corporate bonds, muni bonds and privately issued mortgage-backed and asset-backed securities, the Fund is subject to issuer risk. Issuer risk is the possibility that changes in the financial condition of the issuer of a security, changes in general economic conditions, or changes in economic conditions that affect the issuer may impact its actual or perceived willingness or ability to make timely payments of interest or principal. This could result in a decrease in the price of the security and in some cases a decrease in income.

Your Account


Lower-rated debt securities, commonly referred to as "junk bonds," involve greater risk of loss due to credit deterioration and are less liquid (i.e., harder to sell at an acceptable price), especially during periods of economic uncertainty or change, than higher-quality debt securities. Lower-rated debt securities generally have a higher risk that the issuer of the security may default and not make payment of interest or principal.

Structure risk is the risk that an event will occur (such as a security being prepaid or called) that alters the security's cash flows. Two particular types of structure risk are prepayment risk and extension risk. Prepayment risk is the possibility that a decrease in the prevailing interest rates may cause certain fixed income investments held by the Fund to be paid off sooner than expected, which could adversely affect the Fund's value. In that event, the Fund may be unable to recoup all of its initial investment and may also suffer from having to reinvest in lower-yielding securities. Extension risk is the possibility that a rise in interest rates may cause certain fixed income investments held by the Fund to be paid off later than expected. In that event, the value of the obligation will decrease and the Fund may be unable to invest in higher-yielding securities.

Since it purchases equity securities, the Fund is subject to equity risk. This is the risk that stock prices will fall over short or extended periods of time. Although the stock market has historically outperformed other asset classes over the long term, the equity market tends to move in cycles. Individual stock prices may fluctuate drastically from day-to-day and may underperform other asset classes over an extended period of time. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These price movements may result from factors affecting individual companies, industries or the securities market as a whole.

An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Your Account

PERFORMANCE HISTORY

The bar chart below shows changes in the Fund's calendar year total returns for its Class A shares, excluding sales charges. The performance table following the bar chart shows how the Fund's average annual returns for Class A, B and C shares, including sales charges, compare with those of broad measures of market performance for 1 year and the life of the Fund.(1) The chart and table are intended to illustrate some of the risks of investing in the Fund by showing the changes in the Fund's performance. All returns include the reinvestment of dividends and distributions. Performance results include the effect of expense reduction arrangements. If these arrangements had not been in place, the performance results would have been lower. Any expense reduction arrangements may be discontinued at any time. As with all mutual funds, past performance (before and after taxes) does not predict the Fund's future performance. Returns and value of an investment will vary, resulting in a gain or a loss on sale.



Calendar Year Total Returns (Class A)(1)

 10.00%
                                                          7.42%
  5.00%
                                                                 1.96%
  0.00%

 -5.00%                                                                  -8.24%

-10.00%
          1992   1993   1994   1995   1996   1997   1998   1999   2000   2001


The Fund's year-to-date total return through June 30, 2002 was +/-__.__%.

For period shown in bar chart:
Best quarter: 4th quarter 1998, +7.30%
Worst quarter: 3rd quarter 2001, -8.19%

Your Account

UNDERSTANDING PERFORMANCE

CALENDAR YEAR TOTAL RETURNS show the Fund's Class A share performance for each complete calendar year since the Fund commenced operations. They include the effects of Fund expenses, but not the effects of sales charges. If sales charges were included, these returns would be lower.

AVERAGE ANNUAL TOTAL RETURNS are a measure of the Fund's average performance over the past one-year, five-year and ten-year periods. They include the effects of Fund expenses. The table shows the returns of each share Class and includes the effects of current sales charges.

The Fund's returns are compared to the Standard & Poor's 500 Index S&P 500 Index, an unmanaged index that tracks the performance of 500 widely held large-capitalization U.S. stocks listed on the New York Stock Exchange, the American Stock Exchange and NASDAQ. The Fund's returns are also compared to the Dow Jones Industrial Average (DJIA). The DJIA is an unmanaged price-weighted average based on the "price only" performance of 30 blue chip stocks. Unlike the Fund, indices are not investments, do not incur fees, expenses or taxes and are not professionally managed.

After-tax returns are calculated using the historical highest individual federal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and may not be relevant to investors who hold Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Average Annual Total Returns - for periods ended December 31, 2001(1)



                               INCEPTION                    LIFE OF THE
                                  DATE         1 YEAR          FUND
                               ---------      --------      -----------
Class A (%)                    [11/1/98]
    Return Before Taxes                      [-13.28]         [0.28]
    Return After Taxes on
       Distributions                         [-13.89]        [-1.12]
    Return After Taxes on
       Distributions and
       Sale of Fund Shares                    [-8.09]        [-0.19]

Class B (%)                    [11/1/98]
    Return Before Taxes                      [-13.46]         [0.49]
    Return After Taxes on
       Distributions                           __.__          __.__
    Return After Taxes on
       Distributions and
       Sale of Fund Shares                     __.__          __.__

Class C (%)                    [__/__/02]
    Return Before Taxes                        __.__          __.__
    Return After Taxes on
       Distributions                           __.__          __.__
    Return After Taxes on
       Distributions and
       Sale of Fund Shares                     __.__          __.__

S&P 500 Index (%)                 N/A          -11.88         2.68(2)
DJIA (%)                          N/A           -7.10         4.98(2)


(1) The bar chart shows returns for Prime A shares of the Galaxy Asset Allocation Fund, the predecessor to the Fund (the "Galaxy Fund"). The average annual total returns shown for Class A and Class B shares are the returns for Prime A shares and Prime B shares, respectively, of the Galaxy Fund for all prior periods. The average annual total returns shown for Class C shares are the returns for Prime B shares of the Galaxy Fund because Class C had no predecessor in the Galaxy Fund.

(2)  Performance information is from October 31, 1998.

YOUR ACCOUNT

UNDERSTANDING EXPENSES

SALES CHARGES are paid directly by shareholders to Liberty Funds Distributor, Inc., the Fund's distributor.

ANNUAL FUND OPERATING EXPENSES are paid by the Fund. They include management and administration fees, 12b-1 fees and other administrative costs including pricing and custody services.

EXAMPLE EXPENSES help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. The table does not take into account any expense reduction arrangements discussed in the footnotes to the Annual Fund Operating Expenses table. It uses the following hypothetical conditions:

O $10,000 initial investment

O 5% total return for each year

O Fund operating expenses remain the same

O Assumes reinvestment of all dividends and distributions

O Assumes Class B shares convert to Class A shares after eight years.


YOUR EXPENSES

Expenses are one of several factors to consider before you invest in a mutual fund. The tables below describe the fees and expenses you may pay when you buy, hold and sell shares of the Fund.

Shareholder Fees(3) (paid directly from your investment)


                                                     CLASS A     CLASS B     CLASS C
                                                     -------     -------     -------
Maximum sales charge (load) on purchases (%)
(as a percentage of the offering price)               [5.75]      [0.00]      [0.00]

Maximum deferred sales charge (load) on
redemptions (%) (as a percentage of the
lesser of purchase price or redemption price)         1.00(4)     [5.00]      [1.00]

Redemption fee (%) (as a percentage of
amount redeemed, if applicable)                        (5)         (5)         (5)

Annual Fund Operating Expenses (deducted directly from Fund assets)


                                                     CLASS A     CLASS B     CLASS C
                                                     -------     -------     -------
Management fee(6) (%)                                 [0.75]      [0.75]      [0.75]
Distribution and service (12b-1) fees (%)             [0.25]      [1.00]      [1.00]
Other expenses (%)                                    [0.38](6)   [0.28]       _.__
Total annual fund operating expenses(6) (%)           [1.38]      [2.03]       _.__


Example Expenses (your actual costs may be higher or lower)

CLASS                                     1 YEAR     3 YEARS     5 YEARS    10 YEARS
-----                                     ------     -------     -------    --------
Class A                                   $[683]      $[963]     $[1,264]   $[2,116]
Class B: did not sell your shares         $[206]      $[637]     $[1,093]   $[2,192]

         sold all your shares at
         the end of the period            $[706]      $[937]     $[1,293]   $[2,196]

Class C: did not sell your shares         $_,___      $_,___      $_,___     $_,___

         sold all your shares at
         the end of the period            $_,___      $_,___      $_,___     $_,___

(3) A $10 annual fee is deducted from accounts of less than $1,000 and paid to the transfer agent.

(4) This charge applies only to certain Class A shares bought without an initial sales charge that are sold within 18 months of purchase. For certain Class A shares received by former Galaxy Fund Prime A shareholders in connection with the reorganization, the 1% CDSC will apply if the shares are sold within 12 months of the time of purchase of Prime A shares. With respect to these former Galaxy Prime A shareholders, the 1% CDSC will not apply if the shares were sold because of the death or the disability of the shareholder.

(5)  There is a $7.50 charge for wiring sale for proceeds to your bank.

(6) The Fund's advisor has voluntarily agreed to waive a portion of the management fee for each share class and the Fund's transfer agent has voluntarily agreed to waive a portion of its fees (which are included in "other expenses") for Class A shares. As a result, the actual management fee for each share class would be [0.74]%, "other expenses" for Class A shares would be [0.37]% and total annual fund operating expenses for Class A, B and C shares would be [1.36]%, [2.02]% and [__.__]%, respectively. This arrangement may be modified or terminated by the advisor or the transfer agent at any time.

Your Account

INVESTMENT MINIMUMS

Initial Investment.............$1,000
Subsequent Investments.........$   50
Automatic Investment Plan*.....$   50
Retirement Plan*...............$   25

*  The initial investment minimum of $1,000 is waived on these plans.

The Fund reserves the right to change these investment minimums. The Fund also reserves the right to refuse a purchase order for any reason, including if it believes that doing so would be in the best interest of the Fund and its shareholders.


HOW TO BUY SHARES

Your financial advisor can help you establish an appropriate investment portfolio, buy shares and monitor your investments. When the Fund receives your purchase request in "good form," your shares will be bought at the next calculated public offering price. "Good form" means that you placed your order with your brokerage firm or your payment has been received and your application is complete, including all necessary signatures.


Outlined below are the various options for buying shares:

METHOD                INSTRUCTIONS
Through your          Your financial advisor can help you establish your account and
financial advisor     buy Fund shares on your behalf.  To receive the current trading day's price, your financial advisor firm must receive your request prior to the close of the New York Stock Exchange
                      (NYSE), usually 4:00 p.m. Eastern time. Your financial
                      advisor may charge you fees for executing the purchase for you.

By check              For new accounts send a completed application and check made
(new account)         payable to the Fund to the transfer agent, Liberty Funds
                      Services, Inc., P.O. Box 8081, Boston, MA 02266-8081.

By check              For existing accounts fill out and return the additional
(existing account)    investment stub included in your quarterly statement, or send a letter of instruction including your Fund name and account number with a check made payable to the Fund to Liberty Funds
                      Services, Inc., P.O. Box 8081, Boston, MA 02266-8081.

By exchange           You or your financial advisor may acquire shares
                      for your account by exchanging shares you own in one fund
                      for shares of the same class of the Fund at no additional
                      cost. There may be an additional charge if exchanging from a money market fund. To exchange by telephone, call
                      1-800-422-3737.

By wire You may purchase shares by wiring money from your bank account to your Fund account. To wire funds to your Fund account, call 1-800-422-3737 to obtain a control number and the wiring instructions.

By electronic funds   You may purchase shares by electronically transferring money
transfer              from your bank account to your Fund account by calling
                      1-800-422-3737. An electronic funds transfer may take up
                      to two business days to settle and be considered in "good
                      form." You must set up this feature prior to your
                      telephone request. Be sure to complete the appropriate
                      section of the application.

Automatic             You can make monthly or quarterly investments automatically
investment plan       from your bank account to your Fund account.  You can select a pre-authorized amount to be sent via electronic funds
                      transfer. Be sure to complete the appropriate section of
                      the application for this feature.

Automated dollar      You can purchase shares for your account by exchanging $100 or
cost averaging        more each month from another fund for shares of the same class of the Fund at no additional cost. You must have a current balance of at least $5,000 in the fund the money is coming from. The designated amount will be exchanged on the third
                      Tuesday of each month. Exchanges will continue so long as
                      your fund balance is sufficient to complete the transfers.
                      You may terminate your program or change the amount of the exchange (subject to the $100 minimum) by calling
                      1-800-422-3737. Be sure to complete the appropriate
                      section of the account application for this feature.

By dividend           You may automatically invest dividends distributed by another
diversification       fund into the same class of shares of the Fund at no additional sales charge.  To invest your dividends in the Fund, call
                      1-800-345-6611.

Your Account

CHOOSING A SHARE CLASS

Consult your financial adviser for help in choosing the appropriate share class.

The Fund offers three classes of shares in this prospectus - Class A, B and C. Each share class has its own sales charge and expense structure. Determining which share class is best for you depends on the dollar amount you are investing and the number of years for which you are willing to invest. If your financial advisor firm does not participate in the Class B discount program, purchases of $250,000 or more but less than $1 million can be made only in Class A or Class C shares. Purchases of $1 million or more can be made only in Class A shares. Based on your personal situation, your investment advisor can help you decide which class of shares makes the most sense for you.

The Fund also offers an additional class of shares, Class Z shares, exclusively to certain institutional and other investors. Class Z shares are made available through a separate prospectus provided to eligible institutional and other investors.


SALES CHARGES

You may be subject to an initial sales charge when you purchase, or a contingent deferred sales charge (CDSC) when you sell, shares of the Fund. These sales charges are described below. In certain circumstances, the sales charge may be waived, as described below and in the Statement of Additional Information.

CLASS A SHARES Your purchases of Class A shares are made at the public offering price for these shares. This price includes a sales charge that is based on the amount of your initial investment when you open your account. The sales charge you pay on an additional investment is based on the total amount of your purchase and the current value of your account. A portion of the sales charge is paid as a commission to your financial advisor firm on the sale of Class A shares. The amount of the sales charge differs depending on the amount you invest as shown in the table below.


Class A Sales Charges

                                                                             % OF
                                                                           OFFERING
                                              AS A % OF                      PRICE
                                             THE PUBLIC       AS A %      RETAINED BY
                                              OFFERING       OF YOUR       FINANCIAL
AMOUNT OF PURCHASE                              PRICE       INVESTMENT   ADVISOR FIRM
------------------                           ----------     ----------   ------------
Less than $50,000                              [5.75]         [6.01]         _.__
$50,000 to less than $100,000                  [4.50]         [4.71]         _.__
$100,000 to less than $250,000                 [3.50]         [3.63]         _.__
$250,000 to less than $500,000                 [2.50]         [2.56]         _.__
$500,000 to less than $1,000,000               [2.00]         [2.04]         _.__
$1,000,000 or more                             [0.00]         [0.00]         _.__

[Class A shares bought without an initial sales charge in accounts aggregating $1 million to $25 million at the time of purchase are subject to a 1.00% CDSC if the shares are sold within 18 months of the time of purchase. For Class A shares received by former Galaxy Fund Prime A shareholders in connection with the reorganization, a 1% CDSC will apply if the Prime A shares were bought without an initial sales charge in accounts aggregating $1 million or more at the time of purchase and the Class A shares are sold within 12 months of the time of purchase of the Prime A shares, unless the shares were sold because of the death or the disability of the shareholder. Subsequent Class A share purchases that bring your account value above $1 million (but less than $25 million) are subject to a CDSC if redeemed within 18 months of the date of purchase. The 18-month period begins on the first day of the month following each purchase. The CDSC does not apply to retirement plans purchasing through a fee-based program.]

There is no sales charge when you buy Class A shares if:

     o    You buy shares by reinvesting your dividends and distributions.

     o You buy shares with the proceeds of a redemption of Class A shares received in connection with the reorganization on which you've already paid a sales charge (as long as you buy the new shares within 90 days after selling your other shares).

Your Account

UNDERSTANDING CONTINGENT DEFERRED SALES CHARGES

Certain investments in Class A, B and C shares are subject to a CDSC, a sales charge applied at the time you sell your shares. You will pay the CDSC only on shares you sell within a certain amount of time after purchase. The CDSC generally declines each year until there is no charge for selling shares. The CDSC is applied to the net asset value at the time of purchase or sale, whichever is lower. For purposes of calculating the CDSC, the start of the holding period is the month-end of the month in which the purchase is made. For shares received by former Galaxy Fund shareholders in connection with the reorganization of the Galaxy Fund, the start of the holding period is the first day of the month in which the purchase was made. Shares you purchase with reinvested dividends or capital gains are not subject to a CDSC. In addition, there is no CDSC when Class B shares are sold because of the death or disability of a shareholder and in certain other circumstances such as exchanges. Ask your financial advisor or Galaxy's distributor, or consult the SAI, for other instances in which the CDSC is waived. When you place an order to sell shares, the Fund will automatically sell first those shares not subject to a CDSC and then those you have held the longest. This policy helps reduce and possibly eliminate the potential impact of the CDSC.


     o You're an investment professional who places trades for your clients and charges them a fee.

     o    You were a Galaxy shareholder before December 1, 1995.

[For Class A share purchases of $1 million or more, financial advisors receive a cumulative commission from the distributor as follows:


Purchases Over $1 Million


AMOUNT PURCHASED                                           COMMISSION %
----------------                                           ------------

First $3 million                                              [1.00]
$3 million to less than $5 million                            [0.80]
$5 million to less than $25 million                           [0.50]
$25 million or more                                           [0.25]


The commission to financial advisors for Class A share purchases of $25 million or more is paid over 12 months but only to the extent the shares remain outstanding.

For Class A share purchases by participants in certain group retirement plans offered through a fee-based program, financial advisors receive a 1.00% commission from the distributor on all purchases of less than $3 million.]

REDUCED SALES CHARGES FOR LARGER INVESTMENTS There are two ways for you to pay a lower sales charge when purchasing Class A shares. The first is through Rights of Accumulation. If the combined value of the Fund accounts in all classes maintained by you, your spouse or your minor children reaches a sales charge discount level (according to the chart on the previous page), your next purchase will receive the lower sales charge. The second is by signing a Statement of Intent within 90 days of your purchase. By doing so, you would be able to pay the lower sales charge on all purchases by agreeing to invest a total of at least $50,000 within 13 months. If your Statement of Intent purchases are not completed within 13 months, you will be charged the applicable sales charge on the amount you had invested to that date. In addition, certain investors may purchase shares at a reduced sales charge or net asset value, which is the value of a fund share excluding any sales charges. See the Statement of Additional Information for a description of these situations.

CLASS B SHARES Your purchases of Class B shares are at Class B's net asset value. Class B shares have no front-end sales charge, but they do carry a CDSC that is imposed only on shares sold prior to elimination of the CDSC as shown in the applicable chart below. The CDSC generally declines each year and eventually disappears over time. The distributor pays your financial advisor firm an up-front commission on sales of Class B shares as described in the charts below.

Your Account

PURCHASES OF LESS THAN $250,000 AND CLASS B SHARES RECEIVED BY GALAXY FUND PRIME B SHAREHOLDERS IN CONNECTION WITH THE REORGANIZATION OF THE GALAXY FUND:


Class B Sales Charges

                                                         % DEDUCTED WHEN
HOLDING PERIOD AFTER PURCHASE                             SHARES ARE SOLD
-----------------------------                            ----------------

Through first year                                            [5.00]
Through second year                                           [4.00]
Through third year                                            [3.00]
Through fourth year                                           [3.00]
Through fifth year                                            [2.00]
Through sixth year                                            [1.00]
Longer than six years                                         [None]

Commission to financial advisors is [5.00]%.

Automatic conversion to Class A shares occurs eight years after purchase.

You can pay a lower CDSC and reduce the holding period when making purchases of Class B shares through a financial advisor firm which participates in the Class B share discount program for larger purchases as described in the charts below. Some financial advisor firms are not able to participate because their record keeping or transaction processing systems are not designed to accommodate these reductions. For non-participating firms, purchases of Class B shares must be less than $250,000. Consult your financial advisor to see whether it participates in the discount program for larger purchases. For participating firms, Rights of Accumulation apply, so that if the combined value of the Fund accounts in all classes maintained by you, your spouse or your minor children is at or above a discount level, your next purchase will be subject to the lower CDSC and the applicable reduced holding period. This Class B share discount program for larger purchases (as further described in the charts below) is not applicable to Class B shares received by Galaxy Fund Prime B shareholders in connection with the reorganization of the Galaxy Fund.

PURCHASES OF $250,000 TO LESS THAN $500,000:


Class B Sales Charges

                                                          % DEDUCTED WHEN
HOLDING PERIOD AFTER PURCHASE                             SHARES ARE SOLD
-----------------------------                             ---------------

Through first year                                             3.00
Through second year                                            2.00
Through third year                                             1.00
Longer than three years                                        0.00

Commission to financial advisors is 2.50%.
Automatic conversion to Class A shares occurs four years after purchase.

Your Account


PURCHASES OF $500,000 TO LESS THAN $1 MILLION:


Class B Sales Charges



                                                          % DEDUCTED WHEN
HOLDING PERIOD AFTER PURCHASE                             SHARES ARE SOLD
-----------------------------                             ---------------

Through first year                                             3.00
Through second year                                            2.00
Through third year                                             1.00

Commission to financial advisors is 1.75%.
Automatic conversion to Class A shares occurs three years after purchase.

If you exchange into a fund participating in the Class B share discount program or transfer your fund account from a financial advisor which does not participate in the program to one who does, the exchanged or transferred shares will retain the pre-existing CDSC but any additional purchases of Class B shares which, together with the exchanged or transferred account, exceed the applicable discount level will be subject to the lower CDSC and the reduced holding period for amounts in excess of the discount level. Your financial advisor will receive the lower commission for purchases in excess of the applicable discount level. If you exchange from a participating fund or transfer your account from a financial advisor that does participate in the program into a fund or financial advisor that does not, the exchanged or transferred shares will retain the pre-existing CDSC schedule and holding period but all additional purchases of Class B shares will be subject to the higher CDSC and longer holding period of the non-participating fund or applicable to the non-participating financial advisor.

CLASS C SHARES Your purchases of Class C shares are at Class C's net asset value. Although Class C shares have no front-end sales charge, they carry a CDSC of 1.00% that is applied to shares sold within the first year after they are purchased. After holding shares for one year, you may sell them at any time without paying a CDSC. The distributor pays your financial advisor firm an up-front commission of 1.00% on sales of Class C shares.


Class C Sales Charges


HOLDING PERIOD AFTER PURCHASE                   % DEDUCTED WHEN SHARES ARE SOLD
-----------------------------                   -------------------------------

Through first year                                           1.00
Longer than one year                                         0.00

Your Account


HOW TO EXCHANGE SHARES

You may exchange your shares for shares of the same share class of another fund distributed by Liberty Funds Distributor, Inc. at net asset value. If your shares are subject to a CDSC, you will not be charged a CDSC upon the exchange. However, when you sell the shares acquired through the exchange, the shares sold may be subject to a CDSC, depending upon when you originally purchased the shares you are exchanging. For purposes of computing the CDSC, the length of time you have owned your shares will be computed from the date of your original purchase and the applicable CDSC will be the CDSC of the original fund. Shareholders of Liberty Acorn funds that qualify to purchase Class A shares at net asset value may exchange their Class A shares for Class Z shares of another fund distributed by Liberty Funds Distributor, Inc. (see the Statement of Additional Information for a description of these situations). Unless your account is part of a tax-deferred retirement plan, an exchange is a taxable event, and you may realize a gain or a loss for tax purposes. The Fund may terminate your exchange privilege if the advisor determines that your exchange activity is likely to adversely impact its ability to manage the Fund. To exchange by telephone, call 1-800-422-3737.


HOW TO SELL SHARES

Your financial advisor can help you determine if and when you should sell your shares. You may sell shares of the Fund on any regular business day that the NYSE is open.

When the Fund receives your sales request in "good form," shares will be sold at the next calculated price. "Good form" means that money used to purchase your shares is fully collected. When selling shares by letter of instruction, "good form" also means (i) your letter has complete instructions, the proper signatures and signature guarantees, (ii) you have included any certificates for shares to be sold, and (iii) any other required documents are attached. For additional documents required for sales by corporations, agents, fiduciaries and surviving joint owners, please call 1-800-345-6611. Retirement plan accounts have special requirements; please call 1-800-799-7526 for more information.

The Fund will generally send proceeds from the sale to you within seven days (usually on the next business day after your request is received in "good form"). However, if you purchased your shares by check, the Fund may delay sending the proceeds from the sale of your shares for up to 15 days after your purchase to protect against checks that are returned. No interest will be paid on uncashed redemption checks. Redemption proceeds may be paid in securities, rather than in cash, under certain circumstances. For more information, see the paragraph "Non Cash Redemptions" under the section "How to Sell Shares" in the Statement of Additional Information.

Your Account

Outlined below are the various options for selling shares


METHOD                INSTRUCTIONS
------                ------------
Through your          You may call your financial advisor to place your sell order.
financial advisor     To receive the current trading day's price, your financial advisor firm must receive your request prior to the close
                      of regular trading on the NYSE, usually 4:00 p.m. Eastern
                      time. Your financial advisor may charge you fees for
                      executing a redemption for you.

By exchange           You or your financial advisor may sell shares by
                      exchanging from the Fund into the same share class of
                      another fund at no additional cost.
                      To exchange by telephone, call 1-800-422-3737.

By telephone          You or your financial advisor may sell shares by telephone and request that a check be sent to your address of record by
                      calling 1-800-422-3737, unless you have notified the Fund of an address change within the previous 30 days. The dollar limit for telephone sales is $100,000 in a 30-day period. You do not need to set up this feature in advance of your call. Certain restrictions apply to retirement accounts. For details, call
                      1-800-345-6611.

By mail               You may send a signed letter of instruction or stock power form along with any share certificates to be sold to the address below. In your letter of instruction, note the Fund's name, share class, account number, and the dollar value or number of shares you wish to sell. All account owners must sign the
                      letter, and signatures must be guaranteed by either a bank, a member firm of a national stock exchange or another eligible guarantor institution. Additional documentation is required for sales by corporations, agents, fiduciaries, surviving joint owners and individual retirement account owners. For details, call 1-800-345-6611.

                      Mail your letter of instruction to Liberty Funds Services, Inc., P.O. Box 8081, Boston, MA 02266-8081.

By wire You may sell shares and request that the proceeds be wired to your bank. You must set up this feature prior to your telephone request. Be sure to complete the appropriate section of the account application for this feature.

By systematic         You may automatically sell a specified dollar amount or
withdrawal plan       percentage of your account on a monthly, quarterly or
                      semi-annual basis and have the proceeds sent to you if
                      your account balance is at least $5,000. This feature is
                      not available if you hold your shares in certificate form.
                      All dividend and capital gains distributions must be
                      reinvested. Be sure to complete the appropriate section of the account application for this feature.

By electronic         You may sell shares and request that the proceeds be
funds transfer        electronically transferred to your bank. Proceeds may take up to two business days to be received by your bank. You must set up this feature prior to your request. Be sure to complete the appropriate section of the account application for this feature.

Your Account


FUND POLICY ON TRADING OF FUND SHARES

The Fund does not permit short-term or excessive trading in its shares. Excessive purchases, redemptions or exchanges of Fund shares disrupt portfolio management and increase Fund expenses. In order to promote the best interests of the Fund, the Fund reserves the right to reject any purchase order or exchange request, particularly from market timers or investors who, in the advisor's opinion, have a pattern of short-term or excessive trading or whose trading has been or may be disruptive to the Fund. The fund into which you would like to exchange also may reject your request.


DISTRIBUTION AND SERVICE FEES

The Fund has adopted a plan under Rule 12b-1 that permits it to pay the Fund's distributor marketing and other fees to support the sale and distribution of Class A, B and C shares and certain services provided to you by your financial advisor. The annual service fee may equal up to 0.25% for each of Class A, Class B and Class C shares. The annual distribution fee may equal up to 0.75% for each of Class B and Class C shares. Distribution and service fees are paid out of the assets of these classes. Over time, these fees will reduce the return on your investment and may cost you more than paying other types of sales charges. Class B shares automatically convert to Class A shares after a certain number of years, eliminating a portion of the distribution fee upon conversion. Conversion may occur three, four or eight years after purchase, depending on the program under which you purchased your shares. See "Your Account; Sales Charges" for the conversion schedule applicable to Class B shares.

Your Account


OTHER INFORMATION ABOUT YOUR ACCOUNT

HOW THE FUND'S SHARE PRICE IS DETERMINED The price of each class of the Fund's shares is based on its net asset value. The net asset value is determined at the close of regular trading on the NYSE, usually 4:00 p.m. Eastern time, on each business day that the NYSE is open (typically Monday through Friday).

When you request a transaction, it will be processed at the net asset value (plus any applicable sales charges) next determined after your request is received in "good form" by the distributor. In most cases, in order to receive that day's price, the distributor must receive your order before that day's transactions are processed. If you request a transaction through your financial advisor firm, the firm must receive your order by the close of trading on the NYSE to receive that day's price.

The Fund determines its net asset value for each share class by dividing each class's total net assets by the number of that class's outstanding shares. In determining the net asset value, the Fund must determine the price of each security in its portfolio at the close of each trading day. Securities for which market quotations are available are valued each day at the current market value. However, where market quotations are unavailable, or when the advisor believes that subsequent events have made them unreliable, the Fund may use other data to determine the fair value of the securities.

You can find the daily prices of some share classes for the Fund in most major daily newspapers under the caption "Liberty." You can find daily prices for all share classes by visiting the Fund's web site at www.libertyfunds.com.

ACCOUNT FEES If your account value falls below $1,000 (other than as a result of depreciation in share value) you may be subject to an annual account fee of $10. This fee is deducted from the account in June each year. Approximately 60 days prior to the fee date, the Fund's transfer agent will send you written notification of the upcoming fee. If you add money to your account and bring the value above $1,000 prior to the fee date, the fee will not be deducted.

SHARE CERTIFICATES Share certificates are not available for Class B or C shares. Certificates will be issued for Class A shares only if requested. If you decide to hold share certificates, you will not be able to sell your shares until you have endorsed your certificates and returned them to the distributor.

Your Account

UNDERSTANDING FUND DISTRIBUTIONS

The Fund earns income from the securities it holds. The Fund also may realize capital gains or losses on sales of its securities. The Fund distributes substantially all of its net investment income and capital gains to shareholders. As a shareholder, you are entitled to a portion of the Fund's income and capital gains, generally based on the number of shares you own at the time these distributions are declared.


DIVIDENDS, DISTRIBUTIONS AND TAXES The Fund has the potential to make the following distributions:

Types of Distributions


Dividends             Represents interest and dividends earned from securities
                      held by the Fund, net of expenses incurred by the Fund.

Capital gains         Represents net long-term capital gains on sales of
                      securities held for more than 12 months and net short-term capital gains, which are gains on sales of securities held for a 12-month period or less.


DISTRIBUTION OPTIONS The Fund distributes dividends quarterly and any capital gains (including short-term capital gains) at least annually. You can choose one of the options listed in the table below for these distributions when you open your account. To change your distribution option, call 1-800-345-6611.

If you do not indicate on your application or at the time your account is established your preference for handling distributions, the Fund will automatically reinvest all distributions in additional shares of the Fund.


Distribution Options

Reinvest all distributions in additional shares of your current fund Reinvest all distributions in shares of another fund
Receive dividends in cash (see options below) and reinvest capital gains Receive all distributions in cash (with one of the following options):
o  send the check to your address of record
o  send the check to a third party address
o  transfer the money to your bank via electronic funds transfer

Distributions of $10 or less will automatically be reinvested in additional Fund shares. If you elect to receive distributions by check and the check is returned as undeliverable, or if you do not cash a distribution check within six months of the check date, the distribution will be reinvested in additional shares of the Fund. All subsequent distributions will be reinvested.

Your Account

TAX CONSEQUENCES Unless you are an entity exempt from income taxes, regardless of whether you receive your distributions in cash or reinvest them in additional Fund shares, all Fund distributions are subject to federal income tax. Depending on the state where you live, distributions may also be subject to state and local income taxes.

In general, any distributions of dividends, interest and short-term capital gains are taxable as ordinary income. Distributions of long-term capital gains are generally taxable as such, regardless of how long you have held your Fund shares. You will be provided with information each year regarding the amount of ordinary income and capital gains distributed to you for the previous year and any portion of your distribution which is exempt from state and local taxes. Your investment in the Fund may have additional personal tax implications. Please consult your tax advisor about federal, state, local or other applicable tax laws.

In addition to the dividends and capital gains distributions made by the Fund, you may realize a capital gain or loss when selling and exchanging shares of the Fund. Such transactions may also be subject to federal, state and local income tax.

Managing the Fund


INVESTMENT ADVISOR

Fleet Investment Advisors Inc. (Fleet), located at 100 Federal Street, Boston, Massachusetts 02110, is the Fund's investment advisor. In its duties as investment advisor, Fleet runs the Fund's day-to-day business, including placing all orders for the purchase and sale of the Fund's portfolio securities. Fleet has been an investment advisor since 1984. Fleet also provides investment management and advisory services to individual and institutional clients. As of December 31, 2001, Fleet managed over $166 billion in assets.

For the fiscal year or period ended October 31, 2001, aggregate advisory fees paid to Fleet by the Fund amounted to 0.75% of average daily net assets of the Fund.


PORTFOLIO MANAGERS

Donald Jones, Vice President of Fleet, is a co-manager for the Fund. Mr. Jones has managed the equity portion of the Fund's portfolio, including determining the allocation of the Fund's assets between equities and fixed income investments, since May of 1995. He has been with Fleet and its predecessors since 1977.

David Lindsay, CFA, Senior Vice President of Fleet, is a co-manager for the Fund. Mr. Lindsay has managed the fixed income portion of the Fund since January of 1997. He has been with Fleet and its predecessors since 1986.

Financial Highlights

The financial highlights table is intended to help you understand the Fund's financial performance. Information is shown for each fiscal year in the life of the Fund, which run from November 1 to October 31. Information shown for Class A and Class B shares is that of the Prime A and Prime B shares, respectively, of the Galaxy Fund. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that you would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information [is included in/has been derived from] the Fund's financial statements which, for the three years ended October 31, 2001, have been audited by Ernst & Young LLP, independent auditors, whose report, along with the Fund's financial statements, is included in the Fund's annual report. You can request a free annual report by calling 1-800-426-3750.


                                                                                       Year ended October 31,
                                                                     -----------------------------------------------------------
                                                                      2001                   2000                        1999
                                                                     Class A                Class A                     Class A
                                                                     -------                -------                     -------
Net asset value --
Beginning of period ($)                                              [18.77]                [17.73]                     [16.95]

INCOME FROM INVESTMENT OPERATIONS ($):
Net investment income (loss)(b)                                       [0.34](a)              [0.39](a)                   [0.44]
Net realized and unrealized gain (loss)                             [(3.06)]                 [1.36]                      [1.17]
Total from Investment Operations                                    [(2.72)]                 [1.75]                      [1.61]

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS ($):
From net investment income                                          [(0.36)]               [(0.40)]                    [(0.40)]
From net realized gains                                             [(0.74)]               [(0.31)]                    [(0.43)]
Total Distributions
Declared to Shareholders                                            [(1.10)]               [(0.71)]                    [(0.83)]
Net asset value --
End of period ($)                                                    [14.95]                [18.77]                     [17.73]
Total return (%)(c)(d)                                             [(15.08)]                [10.15]                      [9.72]

RATIOS TO AVERAGE NET ASSETS (%):
Expenses [excluding reimbursement/waiver]
                                                                      [1.38]                 [1.30]                      [1.29]
Net investment income [including reimbursement/waiver]                [2.07]                 [2.15]                      [2.27]
[Operating expenses including] Waiver/reimbursement                   [1.26]                 [1.15]                      [1.16]
Portfolio turnover rate (%)                                             [65]                   [59]                       [135]
Net assets, end of period (000's) ($)                                   [60]                  [186]                       [238]

(a) Per share data was calculated using the [weighted average shares outstanding method] during the period.

(b) Net investment income (loss) per share before reimbursement/waiver of fees by the advisor and/or its affiliates and/or the administration for Class A shares for the years ended October 31, 2001, 2002 and 1999 were $0.33(a), $0.37(a) and $0.41, respectively.

(c) [Total return at net asset value assuming all distributions reinvested and no initial or contingent deferred sales charge].

(d) Had the advisor not waived a portion of the expenses, total return would have been lower.

Financial Highlights


                                                                                  Year ended October 31,
                                                                   ---------------------------------------------------
                                                                    2001                 2000                  1999
                                                                   Class B              Class B               Class B
                                                                   -------              -------               -------
Net asset value --
Beginning of period ($)                                            [18.75]             [17.71]                [16.95]

INCOME FROM INVESTMENT OPERATIONS ($):
Net investment income (loss)(b)                                     [0.22](a)           [0.26](a)              [0.29]
Net realized and unrealized gain (loss)                           [(3.06)]              [1.35]                 [1.19]
Total from Investment Operations                                  [(2.84)]              [1.61]                 [1.48]

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS ($):
From net investment income                                        [(0.24)]            [(0.26)]               [(0.29)]
From net realized gains                                           [(0.74)]            [(0.31)]               [(0.43)]
Total Distributions
Declared to Shareholders                                          [(0.98)]            [(0.57)]               [(0.72)]
Net asset value --
End of period ($)                                                  [14.93]             [18.75]                [17.71]
Total return (%)(c)(d)                                           [(15.68)]              [9.29]                 [8.91]

RATIOS TO AVERAGE NET ASSETS (%):
Expenses [excluding reimbursement/waiver]                           [2.03]              [2.06]                 [2.08]
Net investment income [including reimbursement/waiver]              [1.34]              [1.41]                 [1.53]
[Operating expenses including Waiver/reimbursement                  [1.99]              [1.89]                 [1.90]
Portfolio turnover rate (%)                                           [65]                [59]                  [135]
Net assets, end of period (000's) ($)                                [389]               [526]                  [519]


(a) Per share data was calculated using the [weighted average shares outstanding method] during the period.

(b) Net investment income (loss) per share before reimbursement/waiver of fees by the advisor and/or its affiliates and/or the administrator for Class A shares for the years ended October 31, 2001, 2000 and 1999 were $[0.22(a)], $[0.23(a)] and $[0.26], respectively.

(c) [Total return at net asset value assuming all distributions reinvested and no contingent deferred sales charge.]

(d) Had the advisor not waived a portion of the expenses, total return would have been lower.

                                     Notes

                                     Notes

FOR MORE INFORMATION

Additional information about the Fund's investments [will be published] is available in the Fund's semi-annual and annual reports to shareholders. The annual report [will] contain[s] a discussion of the market conditions and investment strategies that significantly affected the Fund's performance over its last fiscal year.

You may wish to read the Statement of Additional Information for more information on the Fund and the securities in which it invests. The Statement of Additional Information is incorporated into this prospectus by reference, which means that it is considered to be part of this prospectus.

You can get free copies of reports and the Statement of Additional Information, request other information and discuss your questions about the Fund by writing or calling the Fund's distributor at:

Liberty Funds Distributor, Inc.
One Financial Center
Boston, MA 02111-2621
1-800-426-3750

www.libertyfunds.com

Text-only versions of all Fund documents can be viewed online or downloaded from the EDGAR database on the Securities and Exchange Commission internet site at WWW.SEC.GOV.

You can review and copy information about the Fund by visiting the following location, and you can obtain copies, upon payment of a duplicating fee by electronic request at the E-mail address publicinfo@sec.gov or by writing the:

Public Reference Room
Securities and Exchange Commission
Washington, DC 20549-0102

Information on the operation of the Public Reference Room may be obtained by calling 1-202-942-8090.

INVESTMENT COMPANY ACT FILE NUMBER:

Liberty-Stein Roe Funds Investment Trust: 811-4978
o  Liberty Asset Allocation Fund (formerly named Galaxy Asset Allocation Fund)

--------------------------------------------------------------------------------

        [LIBERTYFUNDS LOGO]

                A Member of Columbia Management Group

                (C) 2002 Liberty Funds Distributor, Inc.
                A Member of Columbia Management Group
                One Financial Center, Boston MA 02111-2621
[Job Code]      800.426.3750  www.libertyfunds.com

LIBERTY ASSET ALLOCATION FUND                      PROSPECTUS, ___________, 2002


CLASS Z SHARES

Advised by Fleet Investment Advisors Inc.



Only eligible investors may purchase Class Z shares. See "Your Account - Eligible Investors" for more information.

Although these securities have been registered with the Securities and Exchange Commission, the Commission has not approved or disapproved any shares offered in this prospectus or determined whether this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

                                TABLE OF CONTENTS

THE FUND ................................................................. XX
Investment Goal .......................................................... XX
Principal Investment Strategies .......................................... XX
Principal Investment Risks ............................................... XX
Performance History ...................................................... XX
Your Expenses ............................................................ XX

YOUR ACCOUNT ............................................................. XX
How to Buy Shares ........................................................ XX
Eligible Investors ....................................................... XX
Sales Charges ............................................................ XX
How to Exchange Shares ................................................... XX
How to Sell Shares ....................................................... XX
Fund Policy on Trading of Fund Shares .................................... XX
Other Information About Your Account ..................................... XX

MANAGING THE FUND ........................................................ XX
Investment Advisor ....................................................... XX
Portfolio Manager ........................................................ XX

FINANCIAL HIGHLIGHTS ..................................................... XX


Not FDIC Insured
May Lose Value
No Bank Guarantee

THE FUND


CURRENT INCOME includes both dividends from stocks and interest income from fixed income securities, after deducting Fund expenses.

INVESTMENT GOAL

The Fund seeks a high total return by providing both a current level of income that is greater than that provided by popular stock market averages, as well as long-term growth in the value of the Fund's assets.

PRINCIPAL INVESTMENT STRATEGIES

The Fund aims to provide income that is higher than the average income provided by stocks included in popular stock market indices. The Fund's investment advisor interprets "popular stock market indices" to mean the Dow Jones Industrial Average of 30 major companies and the Standard & Poor's 500 Composite Stock Price Index (commonly referred to as the S&P 500). Due to the Fund's expenses, however, net income paid to you may be less than the average income provided by these indices. The Fund also seeks long-term growth in the value of its assets. The advisor attempts to achieve these goals and reduce risk by allocating the Fund's assets among short-term debt securities, common stocks, preferred stocks and bonds.

The Fund seeks a mix of stocks and bonds that will produce both income and long-term capital growth. This mix may change from time to time as a result of economic and market conditions. However, the Fund keeps at least 25% of its total assets in fixed income investments, including debt securities and preferred stocks, at all times.

Debt securities purchased by the Fund will generally be of investment grade quality, which means that they will have one of the top four ratings assigned by Standard & Poor's Ratings Group (S&P) or Moody's Investors Service, Inc. (Moody's), or will be unrated securities determined by the advisor to be of comparable quality. When deemed appropriate by the advisor, however, the Fund may invest up to 10% of its net assets in non-investment grade debt securities, also known as "junk bonds."

In selecting portfolio securities for the Fund, the advisor's investment policy committee develops an economic outlook and sets guidelines for the industries and sectors in which the Fund should invest. In selecting equity securities, the advisor favors stocks with long-term growth potential that are expected to outperform their peers over time. The advisor also forecasts the direction and degree of change in long-term interest rates to help in the selection of fixed income securities.

The Fund will sell a security when, as a result of changes in the economy, the advisor determines it is appropriate to revise the allocation of the Fund's assets between stocks and bonds. A security may also be sold as a result of an actual or expected deterioration in the performance of the security or in the financial condition of the issuer of the security.

At times, the advisor may determine that adverse market conditions make it desirable to suspend temporarily the Fund's normal investment activities. During such times, the Fund may, but is not required to, invest in cash or high-quality, short-term debt securities without limit. Taking a temporary defensive position may prevent the Fund from achieving its investment goal.

The Fund

In seeking to achieve its investment goal, the Fund may invest in various types of securities and engage in various investment techniques which are not the principal focus of the Fund and, therefore, are not described in this prospectus. These types of securities and investment practices are identified and discussed in the Fund's Statement of Additional Information, which you may obtain free of charge (see back cover). Approval by the Fund's shareholders is not required to modify or change the Fund's investment goal or investment strategies.

As part of its investment strategy, the Fund may buy and sell securities frequently. Frequent trading of investments usually increases the chance that the Fund will pay investors short-term capital gains (which are taxable at higher rates than long-term capital gains). Frequent trading could also mean higher brokerage commissions and other transaction costs, which could reduce the Fund's returns.

PRINCIPAL INVESTMENT RISKS

The principal risks of investing in the Fund are described below. There are many circumstances (including additional risks that are not described here) which could prevent the Fund from achieving its investment goal. You may lose money by investing in the Fund.

Management risk means that the advisor's [allocation of the Fund's portfolio between equity and debt securities,] stock and bond selections and other investment decisions might produce losses or cause the Fund to underperform when compared to other funds with a similar investment goal. Market risk means that security prices in a market, sector or industry may fall, reducing the value of your investment. Because of management and market risk, there is no guarantee that the Fund will achieve its investment goal or perform favorably compared with comparable funds.

Interest rate risk is the risk of a change in the price of a bond when prevailing interest rates increase or decline. In general, if interest rates rise, bond prices fall, and if interest rates fall, bond prices rise. Changes in the values of bonds usually will not affect the amount of income the Fund receives from them but will affect the value of the Fund's shares. Interest rate risk is generally greater for bonds with longer maturities.

Because the Fund may invest in debt securities issued by private entities, including corporate bonds, muni bonds and privately issued mortgage-backed and asset-backed securities, the Fund is subject to issuer risk. Issuer risk is the possibility that changes in the financial condition of the issuer of a security, changes in general economic conditions, or changes in economic conditions that affect the issuer may impact its actual or perceived willingness or ability to make timely payments of interest or principal. This could result in a decrease in the price of the security and in some cases a decrease in income.

The Fund

Lower-rated debt securities, commonly referred to as "junk bonds," involve greater risk of loss due to credit deterioration and are less liquid (i.e., harder to sell at an acceptable price), especially during periods of economic uncertainty or change, than higher-quality debt securities. Lower-rated debt securities generally have a higher risk that the issuer of the security may default and not make payment of interest or principal.

Structure risk is the risk that an event will occur (such as a security being prepaid or called) that alters the security's cash flows. Two particular types of structure risk are prepayment risk and extension risk. Prepayment risk is the possibility that a decrease in the prevailing interest rates may cause certain fixed income investments held by the Fund to be paid off sooner than expected, which could adversely affect the Fund's value. In that event, the Fund may be unable to recoup all of its initial investment and may also suffer from having to reinvest in lower-yielding securities. Extension risk is the possibility that a rise in interest rates may cause certain fixed income investments held by the Fund to be paid off later than expected. In that event, the value of the obligation will decrease and the Fund may be unable to invest in higher-yielding securities.

Since it purchases equity securities, the Fund is subject to equity risk. This is the risk that stock prices will fall over short or extended periods of time. Although the stock market has historically outperformed other asset classes over the long term, the equity market tends to move in cycles. Individual stock prices may fluctuate drastically from day-to-day and may underperform other asset classes over an extended period of time. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These price movements may result from factors affecting individual companies, industries or the securities market as a whole.

An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

The Fund

PERFORMANCE HISTORY

The bar chart below shows changes in the Fund's calendar year total returns for its Class Z shares. The performance table following the bar chart shows how the Fund's average annual returns for Class Z shares compare with those of broad measures of market performance for 1 year, 5 years and 10 years.(1) The chart and table are intended to illustrate some of the risks of investing in the Fund by showing the changes in the Fund's performance. All returns include the reinvestment of dividends and distributions. Performance results include the effect of expense reduction arrangements. If these arrangements had not been in place, the performance results would have been lower. Any expense reduction arrangements may be discontinued at any time. As with all mutual funds, past performance (before and after taxes) does not predict the Fund's future performance. Returns and value of an investment will vary, resulting in a gain or a loss on sale.

Calendar Year Total Returns (Class Z)(1)


  40.00%
                              30.54%
  30.00%
                                         19.86%
                                               17.89%
  20.00%                           15.36%
                  8.08%
  10.00%   6.58%                                      7.41%
                                                            2.08%
   0.00%
                       -2.29%
 -10.00%
                                                                 -8.12%
 -20.00%

          1992    1993  1994  1995  1996  1997  1998  1999  2000  2001

The Fund's year-to-date total return June 30, 2002 was through +/-__.__%.

For period shown in bar chart:
Best quarter: 4th quarter 1998, +11.74%
Worst quarter: 3rd quarter 2001, -8.14%

The Fund


UNDERSTANDING PERFORMANCE

CALENDAR YEAR TOTAL RETURNS show the Fund's Class Z share performance for each of the last ten complete calendar years. They include the effects of Fund expenses.

AVERAGE ANNUAL TOTAL RETURNS are a measure of the Fund's average performance over the past one-year, five-year and ten-year periods. They include the effects of Fund expenses.

The Fund's returns are compared to the S&P 500 Index, an unmanaged index that tracks the performance of 500 widely held common stocks listed on the New York Stock Exchange, the American Stock Exchange and NASDAQ. The S&P 500 is heavily weighted with the stocks of large companies. The Fund's returns are also compared to the Dow Jones Industrial Average (DJIA). The DJIA is an unmanaged price-weighted average based on the "price only" performance of 30 blue chip stocks. Unlike the Fund, indices are not investments, do not incur fees, expenses or taxes and are not professionally managed. It is not possible to invest directly in indices.


After-tax returns are calculated using the historical highest individual federal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and may not be relevant to investors who hold Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Average Annual Total Returns -- for periods ended December 31, 2001(1)

                           INCEPTION
                             DATE        1 YEAR         5 YEARS        10 YEARS
                           ---------     ------         -------        ---------

Class Z (%)                12/30/91
  Return Before Taxes                    [-8.12]         [7.32]         [9.20]
  Return After Taxes on
    Distributions                        [-8.83]         [5.61]         [7.71]
  Return After Taxes on
    Distributions and Sale
    of Fund Shares                       [-4.95]         [5.41]         [7.12]

S&P 500 Index (%)              N/A       -11.88          10.70          12.93

DJIA (%)                       N/A        -7.10           9.22          12.20



(1) The returns shown include returns of Trust shares of the Galaxy Asset Allocation Fund, the predecessor to the Fund (the "Galaxy Fund"), for periods prior to [date of this prospectus].

The Fund

UNDERSTANDING EXPENSES

ANNUAL FUND OPERATING EXPENSES are paid by the Fund. They include management and administration fees and other administrative costs including pricing and custody services.

EXAMPLE EXPENSES help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. The table does not take into account any expense reduction arrangements discussed in the footnotes to the Annual Fund Operating Expenses table. It uses the following hypothetical conditions:

o    $10,000 initial investment

o    5% total return for each year

o    Fund operating expenses remain the same

o    Assumes reinvestment of all dividends and distributions


YOUR EXPENSES

Expenses are one of several factors to consider before you invest in a mutual fund. The tables below describe the fees and expenses you may pay when you buy, hold and sell shares of the Fund.

Shareholder Fees(2) (paid directly from your investment)

Maximum sales charge (load) on purchases (%)
(as a percentage of the offering price)                          0.00

Maximum deferred sales charge (load) on
redemptions (%) (as a percentage of the
lesser of purchase price or redemption price)                    0.00

Redemption fee (%) (as a percentage of
amount redeemed, if applicable)                                   (3)


Annual Fund Operating Expenses (deducted directly from Fund assets)


Management fee(4) (%)                                           [0.75]
Distribution and service (12b-1) fees (%)                        0.00
Other expenses (%)                                              [0.36]
Total annual fund operating expenses (%)                        [1.11]


Example Expenses (your actual costs may be higher or lower)


      1 YEAR             3 YEARS             5 YEARS            10 YEARS
      ------             -------             -------            --------
      $[113]              $[353]             $[612]             $[1,352]


(2) A $10 annual fee is deducted from accounts of less than $1,000 and paid to the transfer agent.

(3)  There is a $7.50 charge for wiring sale proceeds to your bank.

(4) The Fund's advisor has voluntarily agreed to waive a portion of management fees for Class Z shares. As a result, actual management fees for each share class would be [0.74]% and total annual fund operating expenses for Class Z shares would be [1.10]%. This arrangement may be modified or terminated by the advisor at any time.

YOUR ACCOUNT

HOW TO BUY SHARES

Your financial advisor can help you establish an appropriate investment portfolio, buy shares and monitor your investments. When the Fund receives your purchase request in "good form," your shares will be bought at the next calculated price. "Good form" means that you placed your order with your brokerage firm or your payment has been received and your application is complete, including all necessary signatures.

Outlined below are the various options for buying shares:



METHOD              INSTRUCTIONS
------              ------------

Through your        Your financial advisor can help you establish your account
financial advisor   and buy Fund shares on your behalf. To receive the current trading day's price, your financial advisor firm must receive your request prior to the close of the New York
                    Stock Exchange (NYSE), usually 4:00 p.m. Eastern time. Your financial advisor may charge you fees for executing the purchase for you.

By check            For new accounts send a completed application and check made
(new account)       payable to the Fund to the transfer agent, Liberty Funds
                    Services, Inc., P.O. Box 8081, Boston, MA 02266-8081.

By check            For existing accounts fill out and return the additional
(existing account)  investment stub included in your quarterly statement, or send a letter of instruction including your Fund name and account number with a check made payable to the Fund to Liberty Funds Services, Inc., P.O. Box 8081, Boston, MA
                    02266-8081.

By exchange         You or your financial advisor may acquire shares for your
                    account by exchanging shares you own in one fund for shares of the same class or Class A of the Fund at no additional cost. There may be an additional charge if exchanging from a money market fund. To exchange by telephone, call
                    1-800-422-3737.

By wire You may purchase shares by wiring money from your bank account to your Fund account. To wire funds to your Fund account, call 1-800-422-3737 to obtain a control number and the wiring instructions.

By electronic funds You may purchase shares by electronically transferring money transfer from your bank account to your Fund account by calling 1-800-422-3737. An electronic funds transfer may take up to two business days to settle and be considered in "good form." You must set up this feature prior to your telephone request. Be sure to complete the appropriate section of the application.

Automatic           You can make monthly or quarterly investments automatically
investment plan     from your bank account to your Fund account. You can select a pre-authorized amount to be sent via electronic funds transfer. Be sure to complete the appropriate section of the application for this feature.

Automated dollar    You can purchase shares for your account by exchanging $100
cost averaging      or more each month from another fund for shares of the same class of the Fund at no additional cost. You must have a current balance of at least $5,000 in the fund the money is coming from. The designated amount will be exchanged on the third Tuesday of each month. Exchanges will continue so long as your fund balance is sufficient to complete the transfers. You may terminate your program or change the amount of the exchange (subject to the $100 minimum) by calling 1-800-422-3737. Be sure to complete the appropriate section of the account application for this feature.

By dividend         You may automatically invest dividends distributed by
diversification     another fund into the same class of shares of the Fund at no additional sales charge. To invest your dividends in the Fund, call 1-800-345-6611.

Your Account

ELIGIBLE INVESTORS

Only Eligible Investors may purchase Class Z shares of the Fund, directly or by exchange. The Eligible Investors described below are subject to different minimum initial investment requirements. Eligible Investors and their applicable investment minimums are as follows:

$1,000 minimum initial investment

o any shareholder of a Columbia Fund (i) whose shares were redesignated as Class Z shares and (ii) who has since then continued to own shares of any funds distributed by Liberty Funds Distributor, Inc.;

o any shareholder of a Stein Roe Fund (i) whose shares were redesignated as Class Z shares or who received Class Z shares of another fund distributed by Liberty Funds Distributor, Inc. in exchange for his or her shares in the Stein Roe Fund in connection with a reorganization involving such Stein Roe Fund and the other fund, and (ii) who has since then continued to own shares of any funds distributed by Liberty Funds Distributor, Inc.;

o any shareholder (or family member of such shareholder) who owned shares of any of the funds of Liberty Acorn Trust on September 29, 2000 (when all of the then outstanding shares of Liberty Acorn Trust were re-designated Class Z shares) and who has since then continued to own shares of any funds distributed by Liberty Funds Distributor, Inc.;


o any trustee of Liberty Acorn Trust, any employee of Liberty Wanger Asset Management, L.P., or a member of the family of such trustee or employee; and

o any person or entity listed in the account registration for any account (such as joint owners, trustees, custodians and designated beneficiaries) that held shares of any of the funds of Liberty Acorn Trust on September 29, 2000 and that has since then continued to own shares of any fund distributed by Liberty Funds Distributor, Inc.

$100,000 minimum initial investment

o clients of broker-dealers or registered investment advisors that both recommend the purchase of Fund shares and charge such clients an asset-based fee;

o any insurance company, trust company or bank purchasing shares for its own account;

o    any endowment, investment company or foundation; and

o clients of investment advisory affiliates of the distributor provided that the clients meet certain criteria established by the distributor and its affiliates.

Your Account

CHOOSING A SHARE CLASS

The Fund offers one class of shares in this prospectus -- CLASS Z.

The Fund also offers five additional classes of shares -- Class A, B, C, T and G shares are available through separate prospectuses. Each share class has its own sales charge and expense structure. Determining which share class is best for you depends on the dollar amount you are investing and the number of years for which you are willing to invest. Based on your personal situation, your investment advisor can help you decide which class of shares makes the most sense for you. In general, anyone who is eligible to purchase Class Z shares, which do not incur Rule 12b-1 fees or sales charges, should do so in preference over other classes.


No minimum initial investment

o a retirement plan (or the custodian for such plan) with aggregate plan assets of at least $5 million at the time of purchase and which purchases shares directly from the distributor or through a third-party broker-dealer;

o any person investing all or part of the proceeds of a distribution, rollover or transfer of assets into a Liberty Individual Retirement Account, from any deferred compensation plan which was a shareholder of any of the funds of Liberty Acorn Trust on September 29, 2000, in which the investor was a participant and through which the investor invested in one or more of the funds of Liberty Acorn Trust immediately prior to the distribution, transfer or rollover; and

o clients of the distributor's banking affiliate that meet certain wealth management criteria.

The Fund reserves the right to change the criteria for eligible investors and these investment minimums. No minimum investment applies to accounts participating in the automatic investment plan. The Fund also reserves the right to refuse a purchase order for any reason, including if it believes that doing so would be in the best interest of the Fund and its shareholders.

SALES CHARGES

Your purchases of Class Z shares are at net asset value, which is the value of a Class Z share excluding any sales charge. Class Z shares are not subject to an initial sales charge when purchased or a contingent deferred sales charge when sold.

HOW TO EXCHANGE SHARES

You may exchange your shares for Class Z or Class A shares of another fund distributed by Liberty Funds Distributor, Inc. at net asset value. Unless your account is part of a tax-deferred retirement plan, an exchange is a taxable event, and you may realize a gain or a loss for tax purposes. The Fund may terminate your exchange privilege if the advisor determines that your exchange activity is likely to adversely impact its ability to manage the Fund. To exchange by telephone, call 1-800-422-3737.

HOW TO SELL SHARES

Your financial advisor can help you determine if and when you should sell your shares. You may sell shares of the Fund on any regular business day that the NYSE is open.

When the Fund receives your sales request in "good form," shares will be sold at the next calculated price. "Good form" means that money used to purchase your shares is fully collected. When selling shares by letter of instruction, "good form" also means (i) your letter has complete instructions, the proper signatures and signature guarantees, and (ii) any other required documents are attached. For additional documents required for sales by corporations, agents, fiduciaries and surviving joint owners, please call

Your Account

1-800-345-6611. Retirement plan accounts have special requirements; please call 1-800-799-7526 for more information.

The Fund will generally send proceeds from the sale to you within seven days (usually on the next business day after your request is received in "good form"). However, if you purchased your shares by check, the Fund may delay sending the proceeds from the sale of your shares for up to 15 days after your purchase to protect against checks that are returned. No interest will be paid on uncashed redemption checks. Redemption proceeds may be paid in securities, rather than in cash, under certain circumstances. For more information, see the paragraph "Non Cash Redemptions" under the section "How to Sell Shares" in the Statement of Additional Information.

Outlined below are the various options for selling shares:

METHOD              INSTRUCTIONS
------              ------------

Through your        You may call your financial advisor to place your sell
financial advisor   order. To receive the current trading day's price, your
                    financial advisor firm must receive your request prior to the close of regular trading on the NYSE, usually 4:00 p.m.
                    Eastern time. Your financial advisor may charge you fees for executing a redemption for you.

By exchange         You or your financial advisor may sell shares by exchanging from the Fund into Class Z shares or Class A shares of another fund at no additional cost. To exchange by telephone, call 1-800-422-3737.

By telephone        You or your financial advisor may sell shares by telephone and request that a check be sent to your address of record by calling 1-800-422-3737, unless you have notified the Fund of an address change within the previous 30 days. The dollar limit for telephone sales is $100,000 in a 30-day period.
                    You do not need to set up this feature in advance of your call. Certain restrictions apply to retirement accounts. For details, call 1-800-345-6611.

By mail You may send a signed letter of instruction to the address below. In your letter of instruction, note the Fund's name, share class, account number, and the dollar value or number of shares you wish to sell. All account owners must sign the letter, and signatures must be guaranteed by either a bank, a member firm of a national stock exchange or another eligible guarantor institution. Additional documentation is required for sales by corporations, agents, fiduciaries, surviving joint owners and individual retirement account owners. For details, call 1-800-345-6611.

                    Mail your letter of instruction to Liberty Funds Services, Inc., P.O. Box 8081, Boston, MA 02266-8081.

By wire You may sell shares and request that the proceeds be wired to your bank. You must set up this feature prior to your telephone request. Be sure to complete the appropriate section of the account application for this feature.

By systematic       You may automatically sell a specified dollar amount or
withdrawal plan     percentage of your account on a monthly, quarterly or
                    semi-annual basis and have the proceeds sent to you if your account balance is at least $5,000. All dividend and capital gains distributions must be reinvested. Be sure to complete the appropriate section of the account application for this feature.

By electronic       You may sell shares and request that the proceeds be
funds transfer      electronically transferred to your bank. Proceeds may take up to two business days to be received by your bank. You must set up this feature prior to your request. Be sure to complete the appropriate section of the account application for this feature.

Your Account

FUND POLICY ON TRADING OF FUND SHARES

The Fund does not permit short-term or excessive trading in its shares. Excessive purchases, redemptions or exchanges of Fund shares disrupt portfolio management and increase Fund expenses. In order to promote the best interests of the Fund, the Fund reserves the right to reject any purchase order or exchange request, particularly from market timers or investors who, in the advisor's opinion, have a pattern of short-term or excessive trading or whose trading has been or may be disruptive to the Fund. The fund into which you would like to exchange also may reject your request.

OTHER INFORMATION ABOUT YOUR ACCOUNT

HOW THE FUND'S SHARE PRICE IS DETERMINED The price of the Fund's Class Z shares is based on its net asset value. The net asset value is determined at the close of regular trading on the NYSE, usually 4:00 p.m. Eastern time, on each business day that the NYSE is open (typically Monday through Friday).

When you request a transaction, it will be processed at the net asset value next determined after your request is received in "good form" by the distributor. In most cases, in order to receive that day's price, the distributor must receive your order before that day's transactions are processed. If you request a transaction through your financial advisor firm, the firm must receive your order by the close of trading on the NYSE to receive that day's price.

The Fund determines its net asset value for its Class Z shares by dividing total net assets attributable to Class Z shares by the number of outstanding Class Z shares. In determining the net asset value, the Fund must determine the price of each security in its portfolio at the close of each trading day. Securities for which market quotations are available are valued each day at the current market value. However, where market quotations are unavailable, or when the advisor believes that subsequent events have made them unreliable, the Fund may use other data to determine the fair value of the securities.

You can find the daily prices of some share classes for the Fund in most major daily newspapers under the caption "Liberty." You can find daily prices for all share classes by visiting the Fund's web site at www.libertyfunds.com.

ACCOUNT FEES If your account value falls below $1,000 (other than as a result of depreciation in share value) you may be subject to an annual account fee of $10. This fee is deducted from the account in June each year. Approximately 60 days prior to the fee date, the Fund's transfer agent will send you written notification of the upcoming fee. If you add money to your account and bring the value above $1,000 prior to the fee date, the fee will not be deducted.

SHARE CERTIFICATES Share certificates are not available for Class Z shares.

Your Account


UNDERSTANDING FUND DISTRIBUTIONS

The Fund earns income from the securities it holds. The Fund also may realize capital gains or losses on sales of its securities. The Fund distributes substantially all of its net investment income and capital gains to shareholders. As a shareholder, you are entitled to a portion of the Fund's income and capital gains, generally based on the number of shares you own at the time these distributions are declared.

DIVIDENDS, DISTRIBUTIONS AND TAXES The Fund has the potential to make the following distributions:

Types of Distributions

Dividends       Represents interest and dividends earned from securities held by the Fund, net of expenses incurred by the Fund.

Capital gains   Represents net long-term capital gains on sales of securities held for more than 12 months and net short-term capital gains, which are gains on sales of securities held for a 12-month period or less.


DISTRIBUTION OPTIONS The Fund distributes dividends quarterly and any capital gains (including short-term capital gains) at least annually. You can choose one of the options listed in the table below for these distributions when you open your account. To change your distribution option, call 1-800-345-6611.

If you do not indicate on your application or at the time your account is established your preference for handling distributions, the Fund will automatically reinvest all distributions in additional shares of the Fund.

Distribution Options

Reinvest all distributions in additional shares of your current fund Reinvest all distributions in shares of another fund
Receive dividends in cash (see options below) and reinvest capital gains Receive all distributions in cash (with one of the following options):

o    send the check to your address of record
o    send the check to a third party address
o    transfer the money to your bank via electronic funds transfer

Distributions of $10 or less will automatically be reinvested in additional Fund shares. If you elect to receive distributions by check and the check is returned as undeliverable, or if you do not cash a distribution check within six months of the check date, the distribution will be reinvested in additional shares of the Fund. All subsequent distributions will be reinvested.

Your Account

TAX CONSEQUENCES Unless you are an entity exempt from income taxes, regardless of whether you receive your distributions in cash or reinvest them in additional Fund shares, all Fund distributions are subject to federal income tax. Depending on the state where you live, distributions may also be subject to state and local income taxes.

In general, any distributions of dividends, interest and short-term capital gains are taxable as ordinary income. Distributions of long-term capital gains are generally taxable as such, regardless of how long you have held your Fund shares. You will be provided with information each year regarding the amount of ordinary income and capital gains distributed to you for the previous year and any portion of your distribution which is exempt from state and local taxes. Your investment in the Fund may have additional personal tax implications. Please consult your tax advisor about federal, state, local or other applicable tax laws.

In addition to the dividends and capital gains distributions made by the Fund, you may realize a capital gain or loss when selling and exchanging shares of the Fund. Such transactions may also be subject to federal, state and local income tax.

Managing the Fund

INVESTMENT ADVISOR

Fleet Investment Advisors Inc. ("Fleet"), located at 100 Federal Street, Boston, Massachusetts 02110, is the Fund's investment advisor. In its duties as investment advisor, Fleet runs the Fund's day-to-day business, including placing all orders for the purchase and sale of the Fund's portfolio securities. Fleet has been an investment advisor since 1984. Fleet also provides investment management and advisory services to individual and institutional clients. As of December 31, 2001, Fleet managed over $166 billion in assets.

For the fiscal year or period ended October 31, 2001, aggregate advisory fees paid to Fleet by the Fund amounted to [0.75]% of average daily net assets of the Fund.

PORTFOLIO MANAGERS

Donald Jones, Vice President of Fleet, is a co-manager for the Fund. Mr. Jones has managed the equity portion of the Fund's portfolio, including determining the allocation of the Fund's assets between equities and fixed income investments, since May of 1995. He has been with Fleet and its predecessors since 1977.

David Lindsay, CFA, Senior Vice President of Fleet, is a co-manager for the Fund. Mr. Lindsay has managed the fixed income portion of the Fund since January of 1997. He has been with Fleet and its predecessors since 1986.

Financial Highlights

The financial highlights table is intended to help you understand the Fund's Class Z financial performance. Information is shown for the last five fiscal years, which run from November 1 to October 31. The information shown is that of the Trust shares of the Galaxy Fund. Certain information reflects financial results for a single Class Z share. The total returns in the table represent the rate that you would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information is included in the Fund's financial statements which, for the fiscal years ended on and after October 31, 1999, have been audited by Ernst & Young LLP, independent auditors, whose report, along with the Fund's financial statements, is included in the Fund's annual report. The information for periods ended on or prior to October 31, 1998, has been audited by [other/Galaxy's former] independent auditors, whose report expressed an unqualified opinion on those financial statements and highlights. You can request a free annual report by calling 1-800-426-3750.

THE FUND

                                                                                   Year Ended October 31,
                                                        ---------------------------------------------------------------------------
                                                            2001            2000            1999           1998              1997

                                                         Class Z          Class Z         Class Z        Class Z           Class Z
                                                        ----------       ---------       ---------      ---------         ---------
Net asset value --
Beginning of period ($)                                    [18.78]         [17.73]         [16.96]        [16.47]           [14.53]

INCOME FROM INVESTMENT OPERATIONS ($):
Net investment income (loss)(a)                             [0.37](b)       [0.41](b)       [0.40]         [0.42]            [0.43]
Net realized and unrealized gain (loss)                   [(3.08)]          [1.36]          [1.20]         [1.71]            [2.42]
Total from Investment Operations                          [(2.71)]          [1.77]          [1.60]         [2.13]            [2.85]

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS ($):
From net investment income                                [(0.39)]        [(0.41)]        [(0.40)]       [(0.43)]          [(0.40)]
In excess of net investment income                        [(0.74)]        [(0.31)]        [(0.43)]       [(1.21)]          [(0.51)]
Total Distributions
Declared to Shareholders                                  [(1.13)]        [(0.72)]        [(0.83)]       [(1.64)]          [(0.91)]
Net asset value --
End of period ($)                                          [14.94]         [18.78]         [17.73]        [16.96]           [16.47]
Total return (%)(c)(d)                                   [(14.94)]         [10.21]          [9.63]        [14.05]           [20.42]

RATIOS TO AVERAGE NET ASSETS (%):
Expenses (excluding reimbursement/waiver)                   [1.11]          [1.09]          [1.12]         [1.13]            [1.22]
Net investment income                                       [2.23]          [2.21]          [2.31]         [2.63]            [2.82]
Waiver/reimbursement (op. exp. including waiver)            [1.11]          [1.09]          [1.12]         [1.13]            [1.21]
Portfolio turnover rate (%)                                   [65]            [59]           [135]          [108]              [58]
Net assets, end of period (000's) ($)                    [230,562]       [290,970]       [269,851]      [218,666]         [171,741]



(a) Net investment income per share before reimbursement/waiver of fees by the advisor and/or its affiliates and/or the administrator for Class Z shares for the years ended October 31, 2001, 2000, 1999, 1998 and 1997 were $0.37(b), $0.41(b), $0.40, $0.42 and $0.43, respectively.

(b) Per share data was calculated using the [weighted average shares outstanding method] during the period.

(c) [Total return at net asset value assuming all distributions reinvested and no initial or contingent deferred sales charge].

(d) Had the advisor not waived a portion of the expenses, total return would have been lower.

                                     Notes

                                     Notes

FOR MORE INFORMATION

Additional information about the Fund's investments will be published in the Fund's semi-annual and annual reports to shareholders. The annual report will contain a discussion of the market conditions and investment strategies that significantly affected the Fund's performance over its last fiscal year.

You may wish to read the Statement of Additional Information for more information on the Fund and the securities in which it invests. The Statement of Additional Information is incorporated into this prospectus by reference, which means that it is considered to be part of this prospectus.

You can get free copies of reports and the Statement of Additional Information, request other information and discuss your questions about the Fund by writing or calling the Fund's distributor at:

Liberty Funds Distributor, Inc.
One Financial Center
Boston, MA 02111-2621
1-800-426-3750
www.libertyfunds.com

Text-only versions of all Fund documents can be viewed online or downloaded from the EDGAR database on the Securities and Exchange Commission internet site at WWW.SEC.GOV.

You can review and copy information about the Fund by visiting the following location, and you can obtain copies, upon payment of a duplicating fee by electronic request at the E-mail address publicinfo@sec.gov or by writing the:

Public Reference Room
Securities and Exchange Commission
Washington, DC 20549-0102

Information on the operation of the Public Reference Room may be obtained by calling 1-202-942-8090.

INVESTMENT COMPANY ACT FILE NUMBER:

Liberty-Stein Roe Funds Investment Trust: 811-4978

o  Liberty Asset Allocation Fund (formerly named Galaxy Asset Allocation Fund)

--------------------------------------------------------------------------------
      [LIBERTYFUNDS LOGO]

                    A Member of Columbia Management Group

                    (C) 2002 Liberty Funds Distributor, Inc.
                    A Member of Columbia Management Group
                    One Financial Center, Boston, MA 02111-2621
[Job Code]          800-426-3750 www.libertyfunds.com

LIBERTY ASSET ALLOCATION FUND                   PROSPECTUS, ______________, 2002


CLASS T AND G SHARES

Advised by Fleet Investment Advisors Inc.



Class T and G shares are sold only to investors who received (and who have continuously held) Class T or G shares in connection with the merger of certain Galaxy Funds into various Liberty Funds.


Although these securities have been registered with the Securities and Exchange Commission, the Commission has not approved or disapproved any shares offered in this prospectus or determined whether this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.


                                TABLE OF CONTENTS

THE FUND ..................................................................  XX
Investment Goal ...........................................................  xx
Principal Investment Strategies ...........................................  xx
Principal Investment Risks ................................................  xx
Performance History .......................................................  xx
Your Expenses .............................................................  xx

YOUR ACCOUNT ..............................................................  XX
How to Buy Shares .........................................................  xx
Sales Charges .............................................................  xx
How to Exchange Shares ....................................................  xx
How to Sell Shares ........................................................  xx
Fund Policy on Trading of Fund Shares .....................................  xx
Distribution and Service Fees .............................................  xx
Other Information About Your Account ......................................  xx

MANAGING THE FUND .........................................................  XX
Investment Advisor ........................................................  xx
Portfolio Managers ........................................................  xx
FINANCIAL HIGHLIGHTS ......................................................  XX



Not FDIC Insured
May Lose Value
No Bank Guarantee

THE FUND


INVESTMENT GOAL

The Fund seeks a high total return by providing both a current level of income that is greater than that provided by popular stock market averages, as well as long-term growth in the value of the Fund's assets.

PRINCIPAL INVESTMENT STRATEGIES

The Fund aims to provide income that is higher than the average income provided by stocks included in popular stock market indices. The Fund's investment advisor interprets "popular stock market indices" to mean the Dow Jones Industrial Average of 30 major companies and the Standard & Poor's 500 Composite Stock Price Index (commonly referred to as the S&P 500). Due to the Fund's expenses, however, net income paid to you may be less than the average income provided by these indices. The Fund also seeks long-term growth in the value of its assets. The advisor attempts to achieve these goals and reduce risk by allocating the Fund's assets among short-term debt securities, common stocks, preferred stocks and bonds.

The Fund seeks a mix of stocks and bonds that will produce both income and long-term capital growth. This mix may change from time to time as a result of economic and market conditions. However, the Fund keeps at least 25% of its total assets in fixed income investments, including debt securities and preferred stocks, at all times.

Debt securities purchased by the Fund will generally be of investment grade quality, which means that they will have one of the top four ratings assigned by Standard & Poor's Ratings Group (S&P) or Moody's Investors Service, Inc. (Moody's), or will be unrated securities determined by the advisor to be of comparable quality. When deemed appropriate by the advisor, however, the Fund may invest up to 10% of its net assets in non-investment grade debt securities, also known as "junk bonds."

In selecting portfolio securities for the Fund, the advisor's investment policy committee develops an economic outlook and sets guidelines for the industries and sectors in which the Fund should invest. In selecting equity securities, the advisor favors stocks with long-term growth potential that are expected to outperform their peers over time. The advisor also forecasts the direction and degree of change in long-term interest rates to help in the selection of fixed income securities.

The Fund will sell a security when, as a result of changes in the economy, the advisor determines it is appropriate to revise the allocation of the Fund's assets between stocks and bonds. A security may also be sold as a result of an actual or expected deterioration in the performance of the security or in the financial condition of the issuer of the security.

At times, the advisor may determine that adverse market conditions make it desirable to suspend temporarily the Fund's normal investment activities. During such times, the Fund may, but is not required to, invest in cash or high-quality, short-term debt securities without limit. Taking a temporary defensive position may prevent the Fund from achieving its investment goal.

The Fund

In seeking to achieve its investment goal, the Fund may invest in various types of securities and engage in various investment techniques which are not the principal focus of the Fund and, therefore, are not described in this prospectus. These types of securities and investment practices are identified and discussed in the Fund's Statement of Additional Information, which you may obtain free of charge (see back cover). Approval by the Fund's shareholders is not required to modify or change the Fund's investment goal or investment strategies.

As part of its investment strategy, the Fund may buy and sell securities frequently. Frequent trading of investments usually increases the chance that the Fund will pay investors short-term capital gains (which are taxable at higher rates than long-term capital gains). Frequent trading could also mean higher brokerage commissions and other transaction costs, which could reduce the Fund's returns.

PRINCIPAL INVESTMENT RISKS
The principal risks of investing in the Fund are described below. There are many circumstances (including additional risks that are not described here) which could prevent the Fund from achieving its investment goal. You may lose money by investing in the Fund.

Management risk means that the advisor's allocation of the Fund's portfolio between equity and debt securities, stock and bond selections and other investment decisions might produce losses or cause the Fund to underperform when compared to other funds with a similar investment goal. Market risk means that security prices in a market, sector or industry may fall, reducing the value of your investment. Because of management and market risk, there is no guarantee that the Fund will achieve its investment goal or perform favorably compared with comparable funds.

Interest rate risk is the risk of a change in the price of a bond when prevailing interest rates increase or decline. In general, if interest rates rise, bond prices fall, and if interest rates fall, bond prices rise. Changes in the values of bonds usually will not affect the amount of income the Fund receives from them but will affect the value of the Fund's shares. Interest rate risk is generally greater for bonds with longer maturities.

Because the Fund may invest in debt securities issued by private entities, including corporate bonds, municipal bonds and privately issued mortgage-backed and asset-backed securities, the Fund is subject to issuer risk. Issuer risk is the possibility that changes in the financial condition of the issuer of a security, changes in general economic conditions, or changes in economic conditions that affect the issuer may impact its actual or perceived willingness or ability to make timely payments of interest or principal. This could result in a decrease in the price of the security and in some cases a decrease in income.

The Fund

Lower-rated debt securities, commonly referred to as "junk bonds," involve greater risk of loss due to credit deterioration and are less liquid (i.e., harder to sell at an acceptable price), especially during periods of economic uncertainty or change, than higher-quality debt securities. Lower-rated debt securities generally have a higher risk that the issuer of the security may default and not make payment of interest or principal.

Structure risk is the risk that an event will occur (such as a security being prepaid or called) that alters the security's cash flows. Two particular types of structure risk are prepayment risk and extension risk. Prepayment risk is the possibility that a decrease in the prevailing interest rates may cause certain fixed income investments held by the Fund to be paid off sooner than expected, which could adversely affect the Fund's value. In that event, the Fund may be unable to recoup all of its initial investment and may also suffer from having to reinvest in lower-yielding securities. Extension risk is the possibility that a rise in interest rates may cause certain fixed income investments held by the Fund to be paid off later than expected. In that event, the value of the obligation will decrease and the Fund may be unable to invest in higher-yielding securities.

Since it purchases equity securities, the Fund is subject to equity risk. This is the risk that stock prices will fall over short or extended periods of time. Although the stock market has historically outperformed other asset classes over the long term, the equity market tends to move in cycles. Individual stock prices may fluctuate drastically from day-to-day and may underperform other asset classes over an extended period of time. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These price movements may result from factors affecting individual companies, industries or the securities market as a whole.

An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

The Fund

PERFORMANCE HISTORY

The bar chart below shows changes in the Fund's calendar year total returns for its Class T shares excluding sales charges. The performance table following the bar chart shows how the Fund's average annual returns for Class T and G shares, including sales charges, compare with those of broad measures of market performance for 1 year, 5 years and 10 years.(1) The chart and table are intended to illustrate some of the risks of investing in the Fund by showing the changes in the Fund's performance. All returns include the reinvestment of dividends and distributions. Performance results include the effect of expense reduction arrangements. If these arrangements had not been in place, the performance results would have been lower. Any expense reduction arrangements may be discontinued at any time. As with all mutual funds, past performance (before and after taxes) does not predict the Fund's future performance. Returns and value of an investment will vary, resulting in a gain or a loss on sale.

Calendar Year Total Returns (Class T)(1)

 30.00%                       30.29%
 20.00%
 10.00%                              15.11% 19.76%  17.73%
  0.00%  6.5%  8.08%                                        7.24%  1.81%
-10.00%               -2.47%                                              -8.31%
-20.00%
-30.00%
         1992   1993    1994   1995   1996   1997    1998    1999   2000   2001

The Fund's year-to-date total return through June 30, 2002 was +/-__.__%.

For period shown in bar chart: Best quarter: 4th quarter 1998, +11.74% Worst quarter: 3rd quarter 2001, -8.19%

The Fund





UNDERSTANDING PERFORMANCE

CALENDAR YEAR TOTAL RETURNS show the Fund's Class T share performance for each of the last ten complete calendar years. They include the effects of Fund expenses, but not the effects of sales charges. If sales charges were included, these returns would be lower.

AVERAGE ANNUAL TOTAL RETURNS are a measure of the Fund's average performance over the past one-year, five-year and ten-year periods. They include the effects of Fund expenses. The table shows the returns of each share class and includes the effects of current sales charges.

The Fund's returns are compared to the S&P 500 Index, an unmanaged index that tracks the performance of 500 widely held common stocks listed on the New York Stock Exchange, the American Stock Exchange and NASDAQ. The S&P 500 is heavily weighted with the stocks of large companies. The Fund's returns are also compared to the Dow Jones Industrial Average (DJIA). The DJIA is an unmanaged price-weighted average based on the "price only" performance of 30 blue chip stocks. Unlike the Fund, indices are not investments, do not incur fees, expenses or taxes and are not professionally managed.


After-tax returns are calculated using the historical highest individual federal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and may not be relevant to investors who hold Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Average Annual Total Returns -- for periods ended December 31, 2001(1)

                              INCEPTION
                                 DATE        1 YEAR     5 YEARS     10 YEARS
                              ---------      ------     -------     --------
Class T (%)                     12/30/91
  Return Before Taxes                       [-13.58]      [5.87]       [8.41]
  Return After Taxes on
    Distributions                           [-14.18]      [4.27]       [6.98]
  Return After Taxes on
    Distributions and Sale
    of Fund Shares                           [-8.28]      [4.26]       [6.46]

Class G (%)                     [3/4/96]
  Return Before Taxes                       [-13.45]      [5.92]      [     ]
  Return After Taxes on
    Distributions                              __.__       __.__        __.__
  Return After Taxes on
    Distributions and Sale
    of Fund Shares                             __.__       __.__        __.__

S&P 500 Index (%)                    N/A      -11.88       10.70        12.93

DJIA (%)                             N/A       -7.10        9.22        12.20


(1) The returns shown include returns of Retail A shares (for Class T shares) and Retail B shares (for Class G shares), respectively, of the Galaxy Asset Allocation Fund, the predecessor to the Fund (the "Galaxy Fund"), for periods prior to [date of this prospectus. [The returns shown for Class G shares also include the returns of Retail A shares for periods prior to the inception of Retail B shares of the Galaxy Fund. These returns have not been restated to reflect any differences in expenses (such as Rule 12b-1 fees) between Retail A shares and Class G (Retail B) shares. If differences in expenses had been reflected, the returns shown for periods prior to the inception of Retail B shares of the Galaxy Fund would have been [lower].]

The Fund



UNDERSTANDING EXPENSES

SALES CHARGES are paid directly by shareholders to Liberty Funds Distributor, Inc., the Fund's distributor.

ANNUAL FUND OPERATING EXPENSES are paid by the Fund. They include management fees, 12b-1 fees, shareholder service fees and other administrative costs including pricing and custody services.

EXAMPLE EXPENSES help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. The table does not take into account any expense reduction arrangements discussed in the footnotes to the Annual Fund Operating Expenses table. It uses the following hypothetical conditions:

o    $10,000 initial investment

o    5% total return for each year

o    Fund operating expenses remain the same

o    Assumes reinvestment of all dividends and distributions

o Assumes Class G shares corresponding to Retail B shares purchased prior to January 1, 2001 convert to Class T shares after six years (except that Class G shares corresponding to Retail B shares of the Galaxy Fund acquired in connection with the organization of the Pillar Funds into the Galaxy Fund convert to Class T shares eight years after you purchased the original Pillar shares), and those corresponding to Retail B shares of the Galaxy Fund purchased on or after January 1, 2001 convert to Class T Shares after eight years



YOUR EXPENSES

Expenses are one of several factors to consider before you invest in a mutual fund. The tables below describe the fees and expenses you may pay when you buy, hold and sell shares of the Fund.

Shareholder Fees(2) (Paid Directly From Your Investment)

                                                       CLASS T        CLASS G
                                                       -------        -------
Maximum sales charge (load) on purchases (%)
(as a percentage of the offering price)                 [5.75]         [0.00]

Maximum deferred sales charge (load) on
redemptions (%) (as a percentage of the
lesser of purchase price or redemption price)          1.00(3)         [5.00]

Redemption fee (%) (as a percentage of
amount redeemed, if applicable)                            (4)            (4)


Annual Fund Operating Expenses (Deducted Directly From Fund Assets)

                                                       CLASS T         CLASS G
                                                       -------         -------
Management fee(5)(%)                                    [0.75]         [0.75]

Distribution and service (12b-1) fees(%)                [0.00]         [0.95(6)]

Other expenses(%)                                       [0.59]         [0.32]

Total annual fund operating expenses(5)(%)              [1.34]         [2.02]



(2) A $10 annual fee is deducted from accounts of less than $1,000 and paid to the transfer agent.

(3) This charge applies only to certain Class T shares bought without an initial sales charge that are sold within 12 months of purchase, unless the shares were sold because of the death or post-purchase disability of the shareholder or withdrawn through Liberty's Systematic Withdrawal Plan in an amount that does not annually exceed 12% of the account's value.

(4)  There is a $7.50 charge for wiring sale proceeds to your bank.

(5) The Fund's advisor has voluntarily agreed to waive a portion of management fees for each share class. As a result, actual management fees for each share class would be [0.74]% and total annual fund operating expenses for Class T and G shares would be [1.33]% and [2.01]%, respectively. This arrangement may be modified or terminated by the advisor at any time.

(6) The Fund may pay distribution and service (12b-1) fees up to a maximum of 1.15% of the Fund's average daily net assets attributable to Class G shares (comprised of up to 0.65% for distribution services, up to 0.25% for shareholder liaison services and up to 0.25% for administrative support services), but will limit such fees to an aggregate fee of not more than 0.95% during the current fiscal year.

The Fund



Example Expenses (your actual costs may be higher or lower)

CLASS                                         1 YEAR     3 YEARS     5 YEARS     10 YEARS
-----                                         ------     -------     -------     --------
Class T                                       $[709]      $[993]    $[1,297]     $[2,158]

Class G: did not sell your shares
         (shares purchased prior to
         January 1, 2001)                     $[218]      $[673]    $[1,154]     $[2,117]

         did not sell your shares
         (shares purchased on or after
         January 1, 2001)                     $[218]      $[673]    $[1,154]     $[2,292]

         did not sell your shares
         (shares acquired in connection
         with reorganization of Pillar
         Funds into the Galaxy Fund)          [$205]      [$634]    [$1,088]     [$2,173]

         sold all your shares at
         the end of the period (shares
         purchased prior to January 1,
         2001)                                $[718]      $[973]    $[1,354]     $[2,117]

         sold all your shares at
         the end of the period (shares
         purchased on or after January
         1, 2001)                             $[718]    $[1,073]    $[1,454]     $[2,292]

         sold all your shares at
         the end of the period (shares
         acquired in connection with
         reorganization of Pillar Funds
         into the Galaxy Fund)                [$755]    [$1,034]    [$1,288]     [$2,173]

YOUR ACCOUNT


INVESTMENT MINIMUMS

[Initial Investment.....................  $1,000]
Subsequent Investments..................      $50
Automatic Investment Plan*..............      $50
Retirement Plan*........................      $25

* The initial investment minimum of $1,000 is waived on these plans.

The Fund reserves the right to change these investment minimums. The Fund also reserves the right to refuse a purchase order for any reason, including if it believes that doing so would be in the best interest of the Fund and its shareholders.


HOW TO BUY SHARES

Your financial advisor can help you establish an appropriate investment portfolio, buy shares and monitor your investments. When the Fund receives your purchase request in "good form," your shares will be bought at the next calculated public offering price. "Good form" means that you placed your order with your brokerage firm or your payment has been received and your application is complete, including all necessary signatures.

OUTLINED BELOW ARE THE VARIOUS OPTIONS FOR BUYING SHARES:


METHOD              INSTRUCTIONS
------              ------------

Through your        Your financial advisor can help you establish your account
financial advisor   and buy Fund shares on your behalf. To receive the current trading day's price, your financial advisor firm must receive your request prior to the close of the New York
                    Stock Exchange (NYSE), usually 4:00 p.m. Eastern time. Your financial advisor may charge you fees for executing the purchase for you.

By check            For existing accounts fill out and return the additional
(existing account)  investment stub included in your quarterly statement, or send a letter of instruction including your Fund name and account number with a check made payable to the Fund to Liberty Funds Services, Inc., P.O. Box 8081, Boston, MA
                    02266-8081.

By exchange         You or your financial advisor may acquire shares for your
                    account by exchanging shares you own in one fund for shares of the same class of the Fund at no additional cost. There may be an additional charge if exchanging from a money market fund. To exchange by telephone, call 1-800-422-3737.

By wire You may purchase shares by wiring money from your bank account to your Fund account. To wire funds to your Fund account, call 1-800-422-3737 to obtain a control number and the wiring instructions.

By electronic       You may purchase shares by electronically transferring money
funds transfer      from your bank account to your Fund account by calling
                    1-800-422-3737. An electronic funds transfer may take up to two business days to settle and be considered in "good form." You must set up this feature prior to your telephone request. Be sure to complete the appropriate section of the application.

Automatic           You can make monthly or quarterly investments automatically
investment plan     from your bank account to your Fund account. You can select a pre-authorized amount to be sent via electronic funds transfer. Be sure to complete the appropriate section of the application for this feature.

Automated dollar    You can purchase shares for your account by exchanging $100
cost averaging      or more each month from another fund for shares of the same class of the Fund at no additional cost. You must have a current balance of at least $5,000 in the fund the money is coming from. The designated amount will be exchanged on the third Tuesday of each month. Exchanges will continue so long as your fund balance is sufficient to complete the transfers. You may terminate your program or change the amount of the exchange (subject to the $100 minimum) by calling 1-800-422-3737. Be sure to complete the appropriate section of the account application for this feature.

By dividend         You may automatically invest dividends distributed by
diversification     another fund into the same class of shares of the Fund at no additional sales charge. To invest your dividends in the Fund, call 1-800-345-6611.

Your Account


UNDERSTANDING CONTINGENT DEFERRED SALES CHARGES

Certain investments in Class T and G shares are subject to a CDSC, a sales charge applied at the time you sell your shares. You will pay the CDSC only on shares you sell within a certain amount of time after purchase. The CDSC generally declines each year until there is no charge for selling shares. The CDSC is applied to the net asset value at the time of purchase or sale, whichever is lower. For purposes of calculating the CDSC, the start of the holding period is the [first day/month-end] of the month in which the purchase is made. Shares you purchase with reinvested dividends or capital gains are not subject to a CDSC. In addition, there is no CDSC when Class G shares are sold because of the death or post-purchase disability of a shareholder and in certain other circumstances such as exchanges. Ask your financial advisor or the Fund's distributor, or consult the SAI, for other instances in which the CDSC is waived. When you place an order to sell shares, the Fund will automatically sell first those shares not subject to a CDSC and then those you have held the longest. This policy helps reduce and possibly eliminate the potential impact of the CDSC.


SALES CHARGES

You may be subject to an initial sales charge when you purchase, or a contingent deferred sales charge (CDSC) when you sell, shares of the Fund. These sales charges are described below. In certain circumstances, the sales charge may be waived, as described below and in the Statement of Additional Information.

CLASS T SHARES Your purchases of Class T shares are made at the public offering price for these shares. This price includes a sales charge that is based on the amount of your initial investment when you open your account. The sales charge you pay on an additional investment is based on the total amount of your purchase and the current value of your account. A portion of the sales charge is paid as a commission to your financial advisor firm on the sale of Class T shares. The amount of the sales charge differs depending on the amount you invest as shown in the table below.

Class T Sales Charges


                                                                  % OF OFFERING
                                       AS A % OF                      PRICE
                                      THE PUBLIC      AS A %       RETAINED BY
                                       OFFERING      OF YOUR        FINANCIAL
AMOUNT OF PURCHASE                       PRICE      INVESTMENT     ADVISOR FIRM
------------------                    ----------    ----------    -------------
Less than $50,000                       [5.75]        [6.01]            _.__
$50,000 to less than $100,000           [4.50]        [4.71]            _.__
$100,000 to less than $250,000          [3.50]        [3.63]            _.__
$250,000 to less than $500,000          [2.50]        [2.56]            _.__
$500,000 to less than $1,000,000        [2.00]        [2.04]            _.__
$1,000,000 or more                      [0.00]        [0.00]            _.__




Class T shares bought without an initial sales charge in accounts aggregating $1 million or more at the time of purchase are subject to a 1.00% CDSC if the shares are sold within 12 months of the time of purchase, unless the shares were sold because of the death or post-purchase disability of the shareholder or withdrawn through Liberty's Systematic Withdrawal Plan in an amount that does not annually exceed 12% of the account's value. Subsequent Class T share purchases that bring your account value above $1 million are subject to a CDSC if redeemed within 12 months of the date of purchase. The 12-month period begins on the first day of [the month following each purchase]. The CDSC does not apply to retirement plans purchasing through a fee-based program.

There is no sales charge when you buy Class T Shares if:

o    You buy shares by reinvesting your dividends and distributions.


o You buy shares with the proceeds of a redemption of Class T shares on which you have already paid a sales charge (as long as you buy the new shares within 90 days after selling your other shares).

o You are an investment professional who places trades for your clients and charges them a fee.

o You buy shares under an all-inclusive fee program (sometimes called a "wrap fee program") offered by a broker dealer or other financial institution.

Your Account


o    You were a Galaxy shareholder before December 1, 1995.

o You were shareholder of the Boston 1784 Funds on the date when the Funds were reorganized into Galaxy.

[For Class T share purchases of $1 million or more, financial advisors receive a cumulative commission from the distributor as follows:

Purchases Over $1 Million

AMOUNT PURCHASED                                            COMMISSION %
----------------                                            ------------
First $3 million                                                1.00
$3 million to less than $5 million                              0.80
$5 million to less than $25 million                             0.50
$25 million or more                                             0.25


The commission to financial advisors for Class T share purchases of $25 million or more is paid over 12 months but only to the extent the shares remain outstanding.

For Class T share purchases by participants in certain group retirement plans offered through a fee-based program, financial advisors receive a 1.00% commission from the distributor on all purchases of less than $3 million.]

REDUCED SALES CHARGES FOR LARGER INVESTMENTS There are two ways for you to pay a lower sales charge when purchasing Class T shares. The first is through Rights of Accumulation. If the combined value of the Fund accounts in all classes maintained by you, your spouse or your minor children reaches a sales charge discount level (according to the chart on the previous page), your next purchase will receive the lower sales charge. The second is by signing a Statement of Intent within 90 days of your purchase. By doing so, you would be able to pay the lower sales charge on all purchases by agreeing to invest a total of at least $50,000 within 13 months. If your Statement of Intent purchases are not completed within 13 months, you will be charged the applicable sales charge on the amount you had invested to that date. In addition, certain investors may purchase shares at a reduced sales charge or net asset value, which is the value of a fund share excluding any sales charges. See the Statement of Additional Information for a description of these situations.

CLASS G SHARES Your purchases of Class G shares are made at Class G's net asset value. Class G shares have no front-end sales charge, but they do carry a CDSC that is imposed only on shares sold prior to elimination of the CDSC as shown in the applicable chart below. The CDSC generally declines each year and eventually disappears over time. The distributor pays your financial advisor firm an up-front commission on sales of Class G shares as described in the charts below.

Your Account


CDSCs for Class G shares received in exchange for Retail B shares of the Galaxy Fund that were purchased prior to January 1, 2001:

Class G Sales Charges


                                                          % DEDUCTED WHEN
HOLDING PERIOD AFTER PURCHASE                             SHARES ARE SOLD
-----------------------------                             ---------------
Through first year                                             [5.00]
Through second year                                            [4.00]
Through third year                                             [3.00]
Through fourth year                                            [3.00]
Through fifth year                                             [2.00]
Through sixth year                                             [1.00]
Longer than six years                                          [None]


CDSCs for Class G shares received in exchange for Retail B shares of the Galaxy Fund that were purchased on or after January 1, 2001:

                                                          % DEDUCTED WHEN
HOLDING PERIOD AFTER PURCHASE                             SHARES ARE SOLD
-----------------------------                             ---------------
Through first year                                             [5.00]
Through second year                                            [4.00]
Through third year                                             [4.00]
Through fourth year                                            [4.00]
Through fifth year                                             [3.00]
Through sixth year                                             [2.00]
Through the seventh year                                       [1.00]
Longer than seven years                                        [None]

Commission to financial advisors is _.__%.
Class G shares received in exchange for Retail B shares of the Galaxy Fund that were purchased prior to January 1, 2001 will automatically convert to Class T shares six years after purchase. Class G shares received in exchange for Retail B shares of the Galaxy Fund that were purchased on or after January 1, 2001 will automatically convert to Class T shares eight years after purchase.

Retail B shares of the Galaxy Fund received in connection with the reorganization of The Pillar Funds into the Galaxy Fund are subject to a CDSC if sold within six years of your purchase of the Pillar Fund shares you held prior to the reorganization. The following table shows the schedule of CDSC charges applicable to such shares:


                                                          % DEDUCTED WHEN
HOLDING PERIOD AFTER PURCHASE                             SHARES ARE SOLD
-----------------------------                             ---------------
Through first year                                              5.50
Through second year                                             5.00
Through third year                                              4.00
Through fourth year                                             3.00

Your Account

                                                            % DEDUCTED WHEN
HOLDING PERIOD AFTER PURCHASE                               SHARES ARE SOLD
-----------------------------                               ---------------

Through fifth year                                               2.00
Through sixth year                                               1.00
Through the seventh year                                         None
Longer than seven years                                          None


Commission to financial advisors is _.__%.
Retail B shares of the Galaxy Fund that were acquired in connection with the reorganization of The Pillar Funds into the Galaxy Fund will automatically convert to Class T shares eight years after you purchased the Pillar Fund shares you held prior to the reorganization.

Your Account


HOW TO EXCHANGE SHARES

You may exchange your Class T shares for Class A or Class T shares, and may exchange your Class G shares for Class B or Class G shares, of another fund distributed by Liberty Funds Distributor, Inc. at net asset value. If your shares are subject to a CDSC, you will not be charged a CDSC upon the exchange. However, when you sell the shares acquired through the exchange, the shares sold may be subject to a CDSC, depending upon when you originally purchased the shares you are exchanging. For purposes of computing the CDSC, the length of time you have owned your shares will be computed from the date of your original purchase and the applicable CDSC will be the CDSC of the original fund. Class T and Class G shares, once exchanged for Class A or Class B shares, may not be further exchanged for Class T or Class G shares. Unless your account is part of a tax-deferred retirement plan, an exchange is a taxable event, and you may realize a gain or a loss for tax purposes. The Fund may terminate your exchange privilege if the advisor determines that your exchange activity is likely to adversely impact its ability to manage the Fund. To exchange by telephone, call 1-800-422-3737.


HOW TO SELL SHARES

Your financial advisor can help you determine if and when you should sell your shares. You may sell shares of the Fund on any regular business day that the NYSE is open.

When the Fund receives your sales request in "good form," shares will be sold at the next calculated price. "Good form" means that money used to purchase your shares is fully collected. When selling shares by letter of instruction, "good form" also means (i) your letter has complete instructions, the proper signatures and signature guarantees, (ii) you have included any certificates for shares to be sold, and (iii) any other required documents are attached. For additional documents required for sales by corporations, agents, fiduciaries and surviving joint owners, please call 1-800-345-6611. Retirement plan accounts have special requirements; please call 1-800-799-7526 for more information.

The Fund will generally send proceeds from the sale to you within seven days (usually on the next business day after your request is received in "good form"). However, if you purchased your shares by check, the Fund may delay sending the proceeds from the sale of your shares for up to 15 days after your purchase to protect against checks that are returned. No interest will be paid on uncashed redemption checks. Redemption proceeds may be paid in securities, rather than in cash, under certain circumstances. For more information, see the paragraph "Non Cash Redemptions" under the section "How to Sell Shares" in the Statement of Additional Information.

Your Account


Outlined below are the various options for selling shares:


METHOD              INSTRUCTIONS
------              ------------

Through your        You may call your financial advisor to place your sell
financial advisor   order. To receive the current trading day's price, your
                    financial advisor firm must receive your request prior to the close of regular trading on the NYSE, usually 4:00 p.m.
                    Eastern time. Your financial advisor may charge you fees for executing a redemption for you.

By exchange         You or your financial advisor may sell shares by exchanging from the Fund into the same share class of another fund at no additional cost. To exchange by telephone, call
                    1-800-422-3737.

By telephone        You or your financial advisor may sell shares by telephone and request that a check be sent to your address of record by calling 1-800-422-3737, unless you have notified the Fund of an address change within the previous 30 days. The dollar limit for telephone sales is $100,000 in a 30-day period.
                    You do not need to set up this feature in advance of your call. Certain restrictions apply to retirement accounts. For details, call 1-800-345-6611.

By mail You may send a signed letter of instruction or stock power form along with any share certificates to be sold to the address below. In your letter of instruction, note the Fund's name, share class, account number, and the dollar value or number of shares you wish to sell. All account owners must sign the letter, and signatures must be guaranteed by either a bank, a member firm of a national stock exchange or another eligible guarantor institution. Additional documentation is required for sales by corporations, agents, fiduciaries, surviving joint owners and individual retirement account owners. For details, call 1-800-345-6611.

                    Mail your letter of instruction to Liberty Funds Services, Inc., P.O. Box 8081, Boston, MA 02266-8081.

By wire You may sell shares and request that the proceeds be wired to your bank. You must set up this feature prior to your telephone request. Be sure to complete the appropriate section of the account application for this feature.

By systematic       You may automatically sell a specified dollar amount or
withdrawal plan     percentage of your account on a monthly, quarterly or
                    semi-annual basis and have the proceeds sent to you if your account balance is at least $5,000. This feature is not available if you hold your shares in certificate form. All dividend and capital gains distributions must be reinvested.
                    Be sure to complete the appropriate section of the account application for this feature.

By electronic       You may sell shares and request that the proceeds be
funds transfer      electronically transferred to your bank. Proceeds may take up to two business days to be received by your bank. You must set up this feature prior to your request. Be sure to complete the appropriate section of the account application for this feature.

Your Account


FUND POLICY ON TRADING OF FUND SHARES

The Fund does not permit short-term or excessive trading in its shares. Excessive purchases, redemptions or exchanges of Fund shares disrupt portfolio management and increase Fund expenses. In order to promote the best interests of the Fund, the Fund reserves the right to reject any purchase order or exchange request, particularly from market timers or investors who, in the advisor's opinion, have a pattern of short-term or excessive trading or whose trading has been or may be disruptive to the Fund. The fund into which you would like to exchange also may reject your request.

DISTRIBUTION AND SERVICE FEES

The Fund has adopted a plan under Rule 12b-1 that permits it to pay the Fund's distributor marketing and other fees to support the sale and distribution of Class G shares and certain services provided to you by your financial advisor. The annual fees for shareholder liaison services and administrative support may equal up to 0.50% for Class G shares. The annual distribution fee may equal up to 0.65% for Class G shares. The Fund does not intend to pay more than a total of 0.95% for Class G shares in distribution and shareholder service fees during the current fiscal year. The Fund has also adopted a plan that permits it to pay for certain services provided to Class T shareholders by their financial advisors. The annual service fee may equal up to 0.50% for Class T shares. The Fund does not intend to pay more than 0.30% for Class T shares in shareholder service fees during the current fiscal year. The foregoing fees are paid out of the assets of relevant class. Over time, these fees will reduce the return on your investment and may cost you more than paying other types of sales charges. Class G shares automatically convert to Class T shares after a certain number of years, eliminating a portion of these fees upon conversion. Conversion may occur six or eight years after purchase, depending on the program under which you purchased your shares. See "Your Account; Sales Charges" for the conversion schedule applicable to Class G shares.

Your Account


OTHER INFORMATION ABOUT YOUR ACCOUNT

HOW THE FUND'S SHARE PRICE IS DETERMINED The price of each class of the Fund's shares is based on its net asset value. The net asset value is determined at the close of regular trading on the NYSE, usually 4:00 p.m. Eastern time, on each business day that the NYSE is open (typically Monday through Friday).

When you request a transaction, it will be processed at the net asset value (plus any applicable sales charges) next determined after your request is received in "good form" by the distributor. In most cases, in order to receive that day's price, the distributor must receive your order before that day's transactions are processed. If you request a transaction through your financial advisor firm, the firm must receive your order by the close of trading on the NYSE to receive that day's price.

The Fund determines its net asset value for each share class by dividing each class's total net assets by the number of that class's outstanding shares. In determining the net asset value, the Fund must determine the price of each security in its portfolio at the close of each trading day. Securities for which market quotations are available are valued each day at the current market value. However, where market quotations are unavailable, or when the advisor believes that subsequent events have made them unreliable, the Fund may use other data to determine the fair value of the securities.

You can find the daily prices of some share classes for the Fund in most major daily newspapers under the caption "Liberty." You can find daily prices for all share classes by visiting the Fund's web site at www.libertyfunds.com.

ACCOUNT FEES If your account value falls below $1,000 (other than as a result of depreciation in share value) you may be subject to an annual account fee of $10. This fee is deducted from the account in June each year. Approximately 60 days prior to the fee date, the Fund's transfer agent will send you written notification of the upcoming fee. If you add money to your account and bring the value above $1,000 prior to the fee date, the fee will not be deducted.

SHARE CERTIFICATES Share certificates are not available for Class G shares. Certificates will be issued for Class T shares only if requested. If you decide to hold share certificates, you will not be able to sell your shares until you have endorsed your certificates and returned them to the distributor.

Your Account


UNDERSTANDING FUND DISTRIBUTIONS

The Fund earns income from the securities it holds. The Fund also may realize capital gains or losses on sales of its securities. The Fund distributes substantially all of its net investment income and capital gains to shareholders. As a shareholder, you are entitled to a portion of the Fund's income and capital gains, generally based on the number of shares you own at the time these distributions are declared.


DIVIDENDS, DISTRIBUTIONS AND TAXES The Fund has the potential to make the following distributions:

Types of Distributions

Dividends           Represents interest and dividends earned from securities
                    held by the Fund, net of expenses incurred by the Fund.

Capital gains       Represents net long-term capital gains on sales of
                    securities held for more than 12 months and net short-term capital gains, which are gains on sales of securities held for a 12-month period or less.


DISTRIBUTION OPTIONS The Fund distributes dividends quarterly and any capital gains (including short-term capital gains) at least annually. You can choose one of the options listed in the table below for these distributions when you open your account. To change your distribution option, call 1-800-345-6611.

If you do not indicate on your application or at the time your account is established your preference for handling distributions, the Fund will automatically reinvest all distributions in additional shares of the Fund.

Distribution Options

Reinvest all distributions in additional shares of your current fund

Reinvest all distributions in shares of another fund

Receive dividends in cash (see options below) and reinvest capital gains

Receive all distributions in cash (with one of the following options):

o    send the check to your address of record
o    send the check to a third party address
o    transfer the money to your bank via electronic funds transfer


Distributions of $10 or less will automatically be reinvested in additional Fund shares. If you elect to receive distributions by check and the check is returned as undeliverable, or if you do not cash a distribution check within six months of the check date, the distribution will be reinvested in additional shares of the Fund. All subsequent distributions will be reinvested.

Your Account


TAX CONSEQUENCES Unless you are an entity exempt from income taxes, regardless of whether you receive your distributions in cash or reinvest them in additional Fund shares, all Fund distributions are subject to federal income tax. Depending on the state where you live, distributions may also be subject to state and local income taxes.

In general, any distributions of dividends, interest and short-term capital gains are taxable as ordinary income. Distributions of long-term capital gains are generally taxable as such, regardless of how long you have held your Fund shares. You will be provided with information each year regarding the amount of ordinary income and capital gains distributed to you for the previous year and any portion of your distribution which is exempt from state and local taxes. Your investment in the Fund may have additional personal tax implications. Please consult your tax advisor about federal, state, local or other applicable tax laws.

In addition to the dividends and capital gains distributions made by the Fund, you may realize a capital gain or loss when selling and exchanging shares of the Fund. Such transactions may also be subject to federal, state and local income tax.

Managing the Fund


INVESTMENT ADVISOR

Fleet Investment Advisors Inc. ("Fleet"), located at 100 Federal Street, Boston, Massachusetts 02110, is the Fund's investment advisor. In its duties as investment advisor, Fleet runs the Fund's day-to-day business, including placing all orders for the purchase and sale of the Fund's portfolio securities. Fleet has been an investment advisor since 1984. Fleet also provides investment management and advisory services to individual and institutional clients. As of December 31, 2001, Fleet managed over $166 billion in assets.

For the fiscal year or period ended October 31, 2001, aggregate advisory fees paid to Fleet by the Fund amounted to 0.75% of average daily net assets of the Fund.

PORTFOLIO MANAGERS

Donald Jones, Vice President of Fleet, is a co-manager for the Fund. Mr. Jones has managed the equity portion of the Fund's portfolio, including determining the allocation of the Fund's assets between equities and fixed income investments, since May of 1995. He has been with Fleet and its predecessors since 1977.

David Lindsay, CFA, Senior Vice President of Fleet, is a co-manager for the Fund. Mr. Lindsay has managed the fixed income portion of the Fund since January of 1997. He has been with Fleet and its predecessors since 1986.

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the Fund's financial performance. Information is shown for the Fund's last five fiscal years, which run from November 1 to October 31, unless otherwise indicated, and relates to the Galaxy Asset Allocation Fund, the Fund's predecessor fund. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that you would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information is included in the Fund's financial statements which, for the fiscal years ended on or after October 31, 1999, have been audited by Ernst & Young LLP, independent auditors, whose report, along with the Fund's financial statements, is included in the Fund's annual report. The information for periods ended on or prior to October 31, 1998 has been audited by other independent auditors, whose report expressed an unqualified opinion on those financial statements and highlights. You can request a free annual report by calling 1-800-426-3750.


The Fund

                                                                      Year Ended October 31,
                                                   ---------------------------------------------------------------
                                                     2001         2000         1999          1998          1997
                                                    Class T      Class T      Class T       Class T       Class T
                                                   ---------    ---------     --------      --------      --------
Net asset value --
Beginning of period ($)                               [18.79]     [17.74]       [16.95]       [16.46]      [14.52]

INCOME FROM INVESTMENT OPERATIONS ($):
Net investment income (loss)(a)                        [0.33](c)   [0.37](d)     [0.37]        [0.38]       [0.40]

Net realized and unrealized gain (loss)              [(3.08)]      [1.36]        [1.21]        [1.72]       [2.43]

Total from Investment Operations                     [(2.75)]      [1.73]        [1.58]        [2.10]       [2.83]

LESS DISTRIBUTIONS DECLARED TO
SHAREHOLDERS ($):
From net investment income                           [(0.35)]    [(0.37)]      [(0.36)]      [(0.40)]     [(0.38)]

From net realized gains                              [(0.74)]    [(0.31)]      [(0.43)]      [(1.21)]     [(0.51)]

Total Distributions
Declared to Shareholders                             [(1.09)]    [(0.68)]      [(0.79)]      [(1.61)]     [(0.89)]

Net asset value --
End of period ($)                                     [14.95]     [18.79]       [17.74]       [16.95]      [16.46]

Total return (%) (b)(c)                             [(15.18)]      [9.98]        [9.53]       [13.85]      [20.23]

RATIOS TO AVERAGE
NET ASSETS (%):
EXPENSES (EXCLUDING
REIMBURSEMENT/WAIVER)                                  [1.34]      [1.29]        [1.32]        [1.33]       [1.37]

Net investment income                                  [2.01]      [2.01]        [2.11]        [2.43]       [2.66]

WAIVER/REIMBURSEMENT (OP. EXP. INCLUDING
WAIVER)                                                [1.33]      [1.29]        [1.32]        [1.33]       [1.37]

Portfolio turnover rate (%)                              [65]        [59]         [135]         [108]         [58]

Net assets, end of period (000's) ($)               [289,882]   [371,590]     [389,077]     [323,498]    [177,239]


(a) Net investment income per share before reimbursement/waiver of fees by the advisor and/or its affiliates and/or the administrator for Class T shares for the years ended October 31, 2001, 2000, 1999, 1998 and 1997 were $0.33(d), $0.37(d), $0.37, $0.38 and $0.40, respectively.

(b) [Total return at net asset value assuming all distributions reinvested and no initial or contingent deferred sales charge].


(c) Had the advisor not waived a portion of the expenses, total return would have been lower.

(d) Per share data was calculated using the [weighted average shares outstanding method] during the period.

Financial Highlights



The Fund


                                                                     Year ended October 31,
                                                 -----------------------------------------------------------
                                                    2001          2000        1999         1998        1997
                                                  Class G       Class G     Class G      Class G     Class G
                                                 ---------     ---------   ---------     --------   --------
Net asset value --
Beginning of period ($)                             [18.74]      [17.70]     [16.92]      [16.43]    [14.51]

INCOME FROM INVESTMENT OPERATIONS ($):
Net investment income (loss) (a)                     [0.22](d)    [0.24](d)   [0.25]       [0.29]     [0.29]

Net realized and unrealized gain (loss)            [(3.06)]       [1.36]      [1.21]       [1.71]     [2.42]

Total from Investment Operations                   [(2.84)]       [1.60]      [1.46]       [2.00]     [2.71]

LESS DISTRIBUTIONS DECLARED TO
SHAREHOLDERS ($):
From net investment income                         [(0.24)]     [(0.25)]    [(0.25)]     [(0.30)]   [(0.28)]

From net realized gains                            [(0.74)]     [(0.31)]    [(0.43)]     [(1.21)]   [(0.51)]

Total Distributions
Declared to Shareholders                           [(0.98)]     [(0.56)]    [(0.68)]     [(1.51)]   [(0.79)]

Net asset value --
End of period ($)                                   [14.92]      [18.74]     [17.70]      [16.92]    [16.43]

Total return (%)(b)(c)                           [(15.72)]%       [9.20]      [8.76]      [13.14]    [19.34]

RATIOS TO AVERAGE NET ASSETS (%):
EXPENSES (EXCLUDING
REIMBURSEMENT/WAIVER)                                [2.02]       [1.99]      [2.00]       [1.99]     [2.19]

Net investment income                                [1.33]       [1.31]      [1.43]       [1.77]     [1.95]

WAIVER/REIMBURSEMENT (OP. EXP. INCLUDING
WAIVER)                                              [2.01]       [1.99]      [2.00]       [1.99]     [2.10]

Portfolio turnover rate (%)                            [65]         [59]       [135]        [108]       [58]

Net assets, end of period (000's) ($)             [106,074]    [105,980]    [91,199]     [57,876]   [30,688]


(a) Net investment per share before reimbursement/waiver of fees by the advisor and/or its affiliates and/or the Administrator for Class G Shares for the years ended October 31, 2001, 2000, 1999, 1998 and 1997 were $0.22(d),
     $0.24(d), $0.25, $0.29 and $0.28, respectively.

(b) [Total return at net asset value assuming all distributions reinvested and no initial or contingent deferred sales charge].

(c) Had the advisor not waived a portion of the expenses, total return would have been lower.

(d) Per share data was calculated using the [weighted average shares outstanding method] during the period.

                                     Notes

                                     Notes

FOR MORE INFORMATION

Additional information about the Fund's investments will be published in the Fund's semi-annual and annual reports to shareholders. The annual report will contain a discussion of the market conditions and investment strategies that significantly affected the Fund's performance over its last fiscal year.

You may wish to read the Statement of Additional Information for more information on the Fund and the securities in which it invests. The Statement of Additional Information is incorporated into this prospectus by reference, which means that it is considered to be part of this prospectus.

You can get free copies of reports and the Statement of Additional Information, request other information and discuss your questions about the Fund by writing or calling the Fund's distributor at:

Liberty Funds Distributor, Inc.
One Financial Center
Boston, MA 02111-2621
1-800-426-3750
www.libertyfunds.com

Text-only versions of all Fund documents can be viewed online or downloaded from the EDGAR database on the Securities and Exchange Commission internet site at WWW.SEC.GOV.

You can review and copy information about the Fund by visiting the following location, and you can obtain copies, upon payment of a duplicating fee by electronic request at the E-mail address publicinfo@sec.gov or by writing the:

Public Reference Room
Securities and Exchange Commission
Washington, DC 20549-0102

Information on the operation of the Public Reference Room may be obtained by calling 1-202-942-8090.

INVESTMENT COMPANY ACT FILE NUMBER:

Liberty-Stein Roe Funds Investment Trust: 811-4978

o    Liberty Asset Allocation Fund (formerly named Galaxy Asset Allocation Fund)

--------------------------------------------------------------------------------

                              [LIBERTY FUNDS LOGO]


                   (C)2002 Liberty Funds Distributor, Inc.
                   A Member of Columbia Management Group
                   One Financial Center, Boston, MA 02111-2621
                   800.426.3750  www.libertyfunds.com

[Job Code]

LIBERTY EQUITY VALUE FUND                          PROSPECTUS, __________, 2002


CLASS Z SHARES

Advised by Fleet Investment Advisors Inc.


Only eligible investors may purchase Class Z shares. See "Your Account - Eligible Investors" for more information.

Although these securities have been registered with the Securities and Exchange Commission, the Commission has not approved or disapproved any shares offered in this prospectus or determined whether this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

                               TABLE OF CONTENTS

THE FUND...................................................................   XX
Investment Goal............................................................   XX
Principal Investment Strategies............................................   XX
Principal Investment Risks.................................................   XX
Performance History........................................................   XX
Your Expenses..............................................................   XX

YOUR ACCOUNT...............................................................   XX
How to Buy Shares..........................................................   XX
Eligible Investors.........................................................   XX
Sales Charges..............................................................   XX
How to Exchange Shares.....................................................   XX
How to Sell Shares.........................................................   XX
Fund Policy on Trading of Fund Shares......................................   XX
Other Information About Your Account.......................................   XX

MANAGING THE FUND..........................................................   XX
Investment Advisor.........................................................   XX
Portfolio Manager..........................................................   XX
FINANCIAL HIGHLIGHTS.......................................................   XX


Not FDIC Insured
May Lose Value
No Bank Guarantee

THE FUND

VALUE STOCKS are stocks that appear to be underpriced based on measures such as lower price-to-earnings, price-to-book value and price-to-earnings growth ratios.


INVESTMENT GOAL
The Fund seeks long-term capital appreciation. Income is secondary to the objective of capital appreciation.

PRINCIPAL INVESTMENT STRATEGIES
Under normal circumstances, the Fund invests at least 80% of its net assets plus any borrowings for investment purposes in equity securities, mainly common stocks that the Fund's investment advisor believes are undervalued. The Fund invests most of its assets in companies that have a market capitalization of more than $1.5 billion.

The advisor uses proprietary computer models to compare share price and company value, both compared to the market and over time. This helps the advisor to identify out-of-favor, undervalued securities (often called value stocks) which may subsequently increase in value. These models focus on fundamental aspects such as earnings and dividend growth, reinvestment of returns and the ability of companies to finance their own growth. The models also take into account factors such as how easily the stocks may be traded. The advisor then reviews the results and looks for risks that may account for a stock's low price. It evaluates factors the computer models cannot measure, such as the quality of a company's management and the impact of technological change. Stocks which pass all tests are eligible to be included in the Fund's portfolio. Fund holdings are frequently reviewed and are sold automatically when the computer models show they are overvalued.

At times, the advisor may determine that adverse market conditions make it desirable to suspend temporarily the Fund's normal investment activities. During such times, the Fund may, but is not required to, invest in cash or high-quality, short-term debt securities, without limit. Taking a temporary defensive position may prevent the Fund from achieving its investment goal.

In seeking to achieve its investment goal, the Fund may invest in various types of securities and engage in various investment techniques which are not the principal focus of the Fund and, therefore, are not described in this prospectus. These types of securities and investment practices are identified and discussed in the Fund's Statement of Additional Information, which you may obtain free of charge (see back cover). Approval by the Fund's shareholders is not required to modify or change the Fund's investment goal or investment strategies.

As part of its investment strategy, the Fund may buy and sell securities frequently. Frequent trading of investments usually increases the chance that the Fund will pay investors short-term capital gains (which are taxable at higher rates than long-term capital gains). Frequent trading could also mean higher brokerage commissions and other transaction costs, which could reduce the Fund's returns.

The Fund

PRINCIPAL INVESTMENT RISKS
The principal risks of investing in the Fund are described below. There are many circumstances (including additional risks that are not described here) which could prevent the Fund from achieving its investment goal. You may lose money by investing in the Fund.

Management risk means that the advisor's stock selections and other investment decisions might produce losses or cause the Fund to underperform when compared to other funds with a similar investment goal. Market risk means that security prices in a market, sector or industry may fall, reducing the value of your investment. Because of management and market risk, there is no guarantee that the Fund will achieve its investment goal or perform favorably compared with comparable funds.

Since it purchases equity securities, the Fund is subject to equity risk. This is the risk that stock prices will fall over short or extended periods of time. Although the stock market has historically outperformed other asset classes over the long term, the equity market tends to move in cycles. Individual stock prices may fluctuate drastically from day-to-day and may underperform other asset classes over an extended period of time. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These price movements may result from factors affecting individual companies, industries or the securities market as a whole.

Value stocks are stocks of companies that may have experienced adverse business or industry developments or may be subject to special risks that have caused the stocks to be out of favor and, in the advisor's opinion, undervalued. If the advisor's assessment of a company's prospects is wrong, the price of its stock may fall, or may not approach the value the advisor has placed on it.

An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

The Fund

PERFORMANCE HISTORY
The bar chart below shows changes in the Fund's calendar year total returns for its Class Z shares. The performance table following the bar chart shows how the Fund's average annual returns for Class Z shares compare with those of broad measures of market performance for 1 year, 5 years and 10 years.(1) The chart and table are intended to illustrate some of the risks of investing in the Fund by showing the changes in the Fund's performance. All returns include the reinvestment of dividends and distributions. Performance results include the effect of expense reduction arrangements, if any. If these arrangements had not been in place, the performance results would have been lower. Any expense reduction arrangements may be discontinued at any time. As with all mutual funds, past performance (before and after taxes) does not predict the Fund's future performance. Returns and value of an investment will vary, resulting in a gain or a loss on sale.


Calendar Year Total Returns (Class Z)(1)

35.00%
30.00%                        28.45%        28.08%
25.00%                                              24.15%
20.00%                               21.61%
15.00%           14.75%
10.00%    8.21%
 5.00%                   3.56%                             7.08%          5.34%
 0.00%
-5.00%                                                            -2.90%
          1992    1993   1994   1995   1996   1997   1998   1999   2000   2001


The Fund's year-to-date total return through June 30, 2002 was +/---.--%.

For period shown in bar chart:
Best quarter: 4th quarter 1998, +27.21%
Worst quarter: 3rd quarter 2001, -16.29%

The Fund

UNDERSTANDING PERFORMANCE

CALENDAR YEAR TOTAL RETURNS show the Fund's Class Z share performance for each of the last ten complete calendar years. They include the effects of Fund expenses.

AVERAGE ANNUAL TOTAL RETURNS are a measure of the Fund's average performance over the past one-year, five-year and ten-year periods. They include the effects of Fund expenses.

The Fund's returns are compared to the S&P 500 Index, an unmanaged index that tracks the performance of 500 widely held common stocks listed on the New York Stock Exchange, the American Stock Exchange and NASDAQ. The S&P 500 is heavily weighted with the stocks of large companies. Unlike the Fund, indices are not investments, do not incur fees, expenses or taxes and are not professionally managed. It is not possible to invest directly in indices. The Fund's returns are also compared to the average return of the funds included in the Lipper Multi-Cap Value Funds Category (Lipper Average), as calculated by Lipper, Inc. This category is composed of funds with investment objectives similar to those of the Fund. Sales charges are not reflected in the Lipper Average.


After-tax returns are calculated using the historical highest individual federal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and may not be relevant to investors who hold Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Average Annual Total Returns -- for periods ended December 31, 2001(1)

                           INCEPTION
                             DATE         1 YEAR        5 YEARS         10 YEARS
                           ---------      ------        -------         --------
Class Z (%)                  9/1/88
  Return Before Taxes                     [5.34]        [11.74]          [13.34]
  Return After Taxes on
    Distributions                         [4.82]         [8.62]          [10.26]
  Return After Taxes on
    Distributions and Sale
    of Fund Shares                        [3.74]         [8.85]          [10.09]

S&P 500 Index (%)               N/A      -11.88          10.70            12.93

Lipper Average (%)              N/A        1.30           9.73            12.31


(1) [The returns shown include returns of the Trust shares of the Galaxy Equity Value Fund (the "Galaxy Fund"), for periods prior to [date of this prospectus].

The Fund

UNDERSTANDING EXPENSES

ANNUAL FUND OPERATING EXPENSES are paid by the Fund. They include management and administration fees and other administrative costs including pricing and custody services.

EXAMPLE EXPENSES help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. The table does not take into account any expense reduction arrangements discussed in the footnotes to the Annual Fund Operating Expenses table. It uses the following hypothetical conditions:

o    $10,000 initial investment

o    5% total return for each year

o    Fund operating expenses remain the same

o    Assumes reinvestment of all dividends and distributions

YOUR EXPENSES
Expenses are one of several factors to consider before you invest in a mutual fund. The tables below describe the fees and expenses you may pay when you buy, hold and sell shares of the Fund.

Shareholder Fees(2) (paid directly from your investment)

Maximum sales charge (load) on purchases (%)
(as a percentage of the offering price)                                  0.00

Maximum deferred sales charge (load) on
redemptions (%) (as a percentage of the
lesser of purchase price or redemption price)                            0.00

Redemption fee (%) (as a percentage of
amount redeemed, if applicable)                                            (3)


Annual Fund Operating Expenses (deducted directly from Fund Assets)

Management fee (%)                                                      [0.75]

Distribution and service (12b-1) fees (%)                                0.00

Other expenses (%)                                                      [0.25]

Total annual fund operating expenses (%)                                [1.00]


Example Expenses (your actual costs may be higher or lower)


      1 YEAR             3 YEARS             5 YEARS            10 YEARS
      ------             -------             -------            --------
      $[102]              $[318]             $[552]             $[1,225]


(2) A $10 annual fee is deducted from accounts of less than $1,000 and paid to the transfer agent.

(3)  There is a $7.50 charge for wiring sale proceeds to your bank.

YOUR ACCOUNT

HOW TO BUY SHARES
Your financial advisor can help you establish an appropriate investment portfolio, buy shares and monitor your investments. When the Fund receives your purchase request in "good form," your shares will be bought at the next calculated price. "Good form" means that you placed your order with your brokerage firm or your payment has been received and your application is complete, including all necessary signatures.

Outlined below are the various options for buying shares:

METHOD              INSTRUCTIONS
------              ------------

Through your        Your financial advisor can help you establish your account
financial advisor   and buy Fund shares on your behalf. To receive the current trading day's price, your financial advisor firm must receive your request prior to the close of the New York
                    Stock Exchange (NYSE), usually 4:00 p.m. Eastern time. Your financial advisor may charge you fees for executing the purchase for you.

By check            For new accounts send a completed application and check made
(new account)       payable to the Fund to the transfer agent, Liberty Funds
                    Services, Inc., P.O. Box 8081, Boston, MA 02266-8081.

By check            For existing accounts fill out and return the additional
(existing account)  investment stub included in your quarterly statement, or send a letter of instruction including your Fund name and account number with a check made payable to the Fund to Liberty Funds Services, Inc., P.O. Box 8081, Boston, MA
                    02266-8081.

By exchange         You or your financial advisor may acquire shares for your
                    account by exchanging shares you own in one fund for shares of the same class or Class A of the Fund at no additional cost. There may be an additional charge if exchanging from a money market fund. To exchange by telephone, call
                    1-800-422-3737.

By wire You may purchase shares by wiring money from your bank account to your Fund account. To wire funds to your Fund account, call 1-800-422-3737 to obtain a control number and the wiring instructions.

By electronic       You may purchase shares by electronically transferring money
funds transfer      from your bank account to your Fund account by calling
                    1-800-422-3737. An electronic funds transfer may take up to two business days to settle and be considered in "good form." You must set up this feature prior to your telephone request. Be sure to complete the appropriate section of the application.

Automatic           You can make monthly or quarterly investments automatically
investment plan     from your bank account to your Fund account. You can select a pre-authorized amount to be sent via electronic funds transfer. Be sure to complete the appropriate section of the application for this feature.




Automated dollar    You can purchase shares for your account by exchanging $100
cost averaging      or more each month from another fund for shares of the same class of the Fund at no additional cost. You must have a current balance of at least $5,000 in the fund the money is coming from. The designated amount will be exchanged on the third Tuesday of each month. Exchanges will continue so long as your fund balance is sufficient to complete the transfers. You may terminate your program or change the amount of the exchange (subject to the $100 minimum) by calling 1-800-422-3737. Be sure to complete the appropriate section of the account application for this feature.

By dividend         You may automatically invest dividends distributed by
diversification     another fund into the same class of shares of the Fund at no additional sales charge. To invest your dividends in the Fund, call 1-800-345-6611.

Your Account

ELIGIBLE INVESTORS
Only Eligible Investors may purchase Class Z shares of the Fund, directly or by exchange. The Eligible Investors described below are subject to different minimum initial investment requirements. Eligible Investors and their applicable investment minimums are as follows:

$1,000 minimum initial investment

o any shareholder of a Columbia Fund (i) whose shares were redesignated as Class Z shares and (ii) who has since then continued to own shares of any funds distributed by Liberty Funds Distributor, Inc.;

o any shareholder of a Stein Roe Fund (i) whose shares were redesignated as Class Z shares or who received Class Z shares of another fund distributed by Liberty Funds Distributor, Inc. in exchange for his or her shares in the Stein Roe Fund in connection with a reorganization involving such Stein Roe Fund and the other fund, and (ii) who has since then continued to own shares of any funds distributed by Liberty Funds Distributor, Inc.;

o any shareholder (or family member of such shareholder) who owned shares of any of the funds of Liberty Acorn Trust on September 29, 2000 (when all of the then outstanding shares of Liberty Acorn Trust were re-designated Class Z shares) and who has since then continued to own shares of any funds distributed by Liberty Funds Distributor, Inc.;

o any trustee of Liberty Acorn Trust, any employee of Liberty Wanger Asset Management, L.P., or a member of the family of such trustee or employee; and

o any person or entity listed in the account registration for any account (such as joint owners, trustees, custodians and designated beneficiaries) that held shares of any of the funds of Liberty Acorn Trust on September 29, 2000 and that has since then continued to own shares of any fund distributed by Liberty Funds Distributor, Inc.

$100,000 minimum initial investment

o clients of broker-dealers or registered investment advisors that both recommend the purchase of Fund shares and charge such clients an asset-based fee;

o any insurance company, trust company or bank purchasing shares for its own account;

o    any endowment, investment company or foundation; and

o clients of investment advisory affiliates of the distributor provided that the clients meet certain criteria established by the distributor and its affiliates.

Your Account

No minimum initial investment

o a retirement plan (or the custodian for such plan) with aggregate plan assets of at least $5 million at the time of purchase and which purchases shares directly from the distributor or through a third-party broker-dealer;

o any person investing all or part of the proceeds of a distribution, rollover or transfer of assets into a Liberty Individual Retirement Account, from any deferred compensation plan which was a shareholder of any of the funds of Liberty Acorn Trust on September 29, 2000, in which the investor was a participant and through which the investor invested in one or more of the funds of Liberty Acorn Trust immediately prior to the distribution, transfer or rollover; and

o clients of the distributor's banking affiliate that meet certain wealth management criteria.

The Fund reserves the right to change the criteria for eligible investors and these investment minimums. No minimum investment applies to accounts participating in the automatic investment plan. The Fund also reserves the right to refuse a purchase order for any reason, including if it believes that doing so would be in the best interest of the Fund and its shareholders.

SALES CHARGES
Your purchases of Class Z shares are at net asset value, which is the value of a Class Z share excluding any sales charge. Class Z shares are not subject to an initial sales charge when purchased or a contingent deferred sales charge when sold.

HOW TO EXCHANGE SHARES
You may exchange your shares for Class Z or Class A shares of another fund distributed by Liberty Funds Distributor, Inc. at net asset value. Unless your account is part of a tax-deferred retirement plan, an exchange is a taxable event, and you may realize a gain or a loss for tax purposes. The Fund may terminate your exchange privilege if the advisor determines that your exchange activity is likely to adversely impact its ability to manage the Fund. To exchange by telephone, call 1-800-422-3737.

HOW TO SELL SHARES
Your financial advisor can help you determine if and when you should sell your shares. You may sell shares of the Fund on any regular business day that the NYSE is open.

When the Fund receives your sales request in "good form," shares will be sold at the next calculated price. "Good form" means that money used to purchase your shares is fully collected. When selling shares by letter of instruction, "good form" also means (i) your letter has complete instructions, the proper signatures and signature guarantees, and (ii) any other required documents are attached. For additional documents required for sales by corporations, agents, fiduciaries and surviving joint owners, please call

Your Account

1-800-345-6611. Retirement plan accounts have special requirements; please call 1-800-799-7526 for more information.

The Fund will generally send proceeds from the sale to you within seven days (usually on the next business day after your request is received in "good form"). However, if you purchased your shares by check, the Fund may delay sending the proceeds from the sale of your shares for up to 15 days after your purchase to protect against checks that are returned. No interest will be paid on uncashed redemption checks. Redemption proceeds may be paid in securities, rather than in cash, under certain circumstances. For more information, see the paragraph "Non Cash Redemptions" under the section "How to Sell Shares" in the Statement of Additional Information.

Outlined below are the various options for selling shares:


METHOD              INSTRUCTIONS
------              ------------
Through your        You may call your financial advisor to place your sell
financial advisor   order. To receive the current trading day's price, your
                    financial advisor firm must receive your request prior to the close of regular trading on the NYSE, usually 4:00 p.m.
                    Eastern time. Your financial advisor may charge you fees for executing a redemption for you.

By exchange         You or your financial advisor may sell shares by exchanging from the Fund into Class Z shares or Class A shares of another fund at no additional cost. To exchange by telephone, call 1-800-422-3737.

By telephone        You or your financial advisor may sell shares by telephone and request that a check be sent to your address of record by calling 1-800-422-3737, unless you have notified the Fund of an address change within the previous 30 days. The dollar limit for telephone sales is $100,000 in a 30-day period.
                    You do not need to set up this feature in advance of your call. Certain restrictions apply to retirement accounts. For details, call 1-800-345-6611.

By mail You may send a signed letter of instruction to the address below. In your letter of instruction, note the Fund's name, share class, account number, and the dollar value or number of shares you wish to sell. All account owners must sign the letter, and signatures must be guaranteed by either a bank, a member firm of a national stock exchange or another eligible guarantor institution. Additional documentation is required for sales by corporations, agents, fiduciaries, surviving joint owners and individual retirement account owners. For details, call 1-800-345-6611.

                    Mail your letter of instruction to Liberty Funds Services, Inc., P.O. Box 8081, Boston, MA 02266-8081.

By wire You may sell shares and request that the proceeds be wired to your bank. You must set up this feature prior to your telephone request. Be sure to complete the appropriate section of the account application for this feature.

By systematic       You may automatically sell a specified dollar amount or
withdrawal plan     percentage of your account on a monthly, quarterly or
                    semi-annual basis and have the proceeds sent to you if your account balance is at least $5,000. All dividend and capital gains distributions must be reinvested. Be sure to complete the appropriate section of the account application for this feature.

By electronic       You may sell shares and request that the proceeds be
funds transfer      electronically transferred to your bank. Proceeds may take up to two business days to be received by your bank. You must set up this feature prior to your request. Be sure to complete the appropriate section of the account application for this feature.

Your Account

FUND POLICY ON TRADING OF FUND SHARES

The Fund does not permit short-term or excessive trading in its shares . Excessive purchases, redemptions or exchanges of Fund shares disrupt portfolio management and increase Fund expenses. In order to promote the best interests of the Fund, the Fund reserves the right to reject any purchase order or exchange request, particularly from market timers or investors who, in the advisor's opinion, have a pattern of short-term or excessive trading or whose trading has been or may be disruptive to the Fund. The fund into which you would like to exchange also may reject your request.

OTHER INFORMATION ABOUT YOUR ACCOUNT

HOW THE FUND'S SHARE PRICE IS DETERMINED The price of the Fund's Class Z shares is based on its net asset value. The net asset value is determined at the close of regular trading on the NYSE, usually 4:00 p.m. Eastern time, on each business day that the NYSE is open (typically Monday through Friday).

When you request a transaction, it will be processed at the net asset value next determined after your request is received in "good form" by the distributor. In most cases, in order to receive that day's price, the distributor must receive your order before that day's transactions are processed. If you request a transaction through your financial advisor firm, the firm must receive your order by the close of trading on the NYSE to receive that day's price.

The Fund determines its net asset value for its Class Z shares by dividing total net assets attributable to Class Z shares by the number of outstanding Class Z shares. In determining the net asset value, the Fund must determine the price of each security in its portfolio at the close of each trading day. Securities for which market quotations are available are valued each day at the current market value. However, where market quotations are unavailable, or when the advisor believes that subsequent events have made them unreliable, the Fund may use other data to determine the fair value of the securities.

You can find the daily prices of some share classes for the Fund in most major daily newspapers under the caption "Liberty." You can find daily prices for all share classes by visiting the Fund's web site at www.libertyfunds.com.

ACCOUNT FEES If your account value falls below $1,000 (other than as a result of depreciation in share value) you may be subject to an annual account fee of $10. This fee is deducted from the account in June each year. Approximately 60 days prior to the fee date, the Fund's transfer agent will send you written notification of the upcoming fee. If you add money to your account and bring the value above $1,000 prior to the fee date, the fee will not be deducted.

SHARE CERTIFICATES Share certificates are not available for Class Z shares.

Your Account

UNDERSTANDING FUND DISTRIBUTIONS
The Fund earns income from the securities it holds. The Fund also may realize capital gains or losses on sales of its securities. The Fund distributes substantially all of its net investment income and capital gains to shareholders. As a shareholder, you are entitled to a portion of the Fund's income and capital gains, generally based on the number of shares you own at the time these distributions are declared.


DIVIDENDS, DISTRIBUTIONS AND TAXES The Fund has the potential to make the following distributions:

Types of Distributions

Dividends            Represents interest and dividends earned from securities
                     held by the Fund, net of expenses incurred by the Fund.

Capital gains        Represents net long-term capital gains on sales of
                     securities held for more than 12 months and net short-term capital gains, which are gains on sales of securities held for a 12-month period or less.


DISTRIBUTION OPTIONS The Fund distributes dividends quarterly and any capital gains (including short-term capital gains) at least annually. You can choose one of the options listed in the table below for these distributions when you open your account. To change your distribution option, call 1-800-345-6611.

If you do not indicate on your application or at the time your account is established your preference for handling distributions, the Fund will automatically reinvest all distributions in additional shares of the Fund.

Distribution Options

Reinvest all distributions in additional shares of your current fund

Reinvest all distributions in shares of another fund

Receive dividends in cash (see options below) and reinvest capital gains

Receive all distributions in cash (with one of the following options):

o    send the check to your address of record
o    send the check to a third party address
o    transfer the money to your bank via electronic funds transfer


Distributions of $10 or less will automatically be reinvested in additional Fund shares. If you elect to receive distributions by check and the check is returned as undeliverable, or if you do not cash a distribution check within six months of the check date, the distribution will be reinvested in additional shares of the Fund. All subsequent distributions will be reinvested.

Your Account

TAX CONSEQUENCES Unless you are an entity exempt from income taxes, regardless of whether you receive your distributions in cash or reinvest them in additional Fund shares, all Fund distributions are subject to federal income tax. Depending on the state where you live, distributions may also be subject to state and local income taxes.

In general, any distributions of dividends, interest and short-term capital gains are taxable as ordinary income. Distributions of long-term capital gains are generally taxable as such, regardless of how long you have held your Fund shares. You will be provided with information each year regarding the amount of ordinary income and capital gains distributed to you for the previous year and any portion of your distribution which is exempt from state and local taxes. Your investment in the Fund may have additional personal tax implications. Please consult your tax advisor about federal, state, local or other applicable tax laws.

In addition to the dividends and capital gains distributions made by the Fund, you may realize a capital gain or loss when selling and exchanging shares of the Fund. Such transactions may also be subject to federal, state and local income tax.

MANAGING THE FUND

INVESTMENT ADVISOR

Fleet Investment Advisors Inc. (Fleet), located at 100 Federal Street, Boston, Massachusetts 02110, is the Fund's investment advisor. In its duties as investment advisor, Fleet runs the Fund's day-to-day business, including placing all orders for the purchase and sale of the Fund's portfolio securities. Fleet has been an investment advisor since 1984. Fleet also provides investment management and advisory services to individual and institutional clients and manages the other Galaxy investment portfolios. As of December 31, 2001, Fleet managed over $166 billion in assets.

For the fiscal year or period ended October 31, 2001, aggregate advisory fees paid to Fleet by the Fund amounted to 0.75% of average daily net assets of the Fund.

PORTFOLIO MANAGER

G. Jay Evans, Senior Vice President of Fleet, is the-manager for the Fund and has managed the Fund since 1993. Mr Evans has been with Fleet and its predecessors since 1978.

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the Fund's Class Z financial performance. Information is shown for the last five fiscal years, which run from November 1 to October 31. The information shown is that of the Trust shares of the Galaxy Fund. Certain information reflects financial results for a single Class Z share. The total returns in the table represent the rate that you would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information is included in the Fund's financial statements which, for the fiscal years ended on and after October 31, 1999, have been audited by Ernst & Young LLP, independent auditors, whose report, along with the Fund's financial statements, is included in the Fund's annual report. The information for periods ended on or prior to October 31, 1998 has been audited by [other/Galaxy's former] independent auditors, whose report expressed an unqualified opinion on those financial statements and highlights. You can request a free annual report by calling 1-800-426-3750.

The Fund
                                            YEAR ENDED OCTOBER 31,
                             ---------------------------------------------------
                               2001        2000      1999      1998       1997
                              CLASS Z    CLASS Z    CLASS Z   CLASS Z    CLASS Z
                             ---------  ---------  --------- --------- ---------
Net asset value --
Beginning of period ($)       [17.17]    [18.35]    [16.51]   [18.21]    [15.96]

INCOME FROM INVESTMENT
OPERATIONS ($):
Net investment income
(loss)(a)                      [0.02]     [0.04]     [0.03]    [0.08]     [0.17]

Net realized and unrealized
gain (loss)                  [(1.65)]     [1.25]     [2.42]    [1.49]     [4.16]

Total from Investment
Operations                   [(1.63)]     [1.29]     [2.45]    [1.57]     [4.33]

LESS DISTRIBUTIONS DECLARED
TO SHAREHOLDERS ($):
From net investment income       --     [(0.02)]        --   [(0.07)]   [(0.18)]

In excess of net investment
income                           --          --(b)      --       --         --

From net realized capital
gains                        [(2.89)]   [(2.45)]   [(0.61)]  [(3.20)]   [(1.90)]
Total Distributions
Declared to Shareholders     [(2.89)]   [(2.47)]   [(0.61)]  [(3.27)]   [(2.08)]

Net asset value -- End of
period ($)                    [12.65]    [17.17]    [18.35]   [16.51]    [18.21]

Total return (%)(c)          [(9.91)]     [8.22]    [15.04]   [10.27]    [29.87]

RATIOS TO AVERAGE NET
ASSETS (%):

EXPENSES (EXCLUDING
REIMBURSEMENT/WAIVER)          [1.00]     [1.00]     [1.03]    [1.03]     [1.04]

Net investment income          [0.22]     [0.26]     [0.19]    [0.49]     [0.98]

WAIVER/REIMBURSEMENT (OP.
EXP. INCLUDING WAIVER)         [1.00]     [1.00]     [1.02]    [1.03]     [1.04]

Portfolio turnover
rate (%)                        [127]       [72]       [75]      [82]      [111]

Net assets , end of
period (000's) ($)          [152,002]  [164,864]  [281,064] [254,432]  [241,532]

(a) Net investment income per share before reimbursement/waiver of fees by the advisor and/or its affiliates and/or the administrator for Class Z shares for the years ended October 31, 2001, 2000, 1999, 1998 and 1997 were $0.02,
     $0.04, $0.03, $0.08 and $0.17, respectively.


(b) Dividends in excess of net investment income per share were less than $0.005.

(c)  [Total return at net asset value assuming all distributions reinvested].

                                     Notes

                                     Notes

FOR MORE INFORMATION

Additional information about the Fund's investments will be published in the Fund's semi-annual and annual reports to shareholders. The annual report will contain a discussion of the market conditions and investment strategies that significantly affected the Fund's performance over its last fiscal year.

You may wish to read the Statement of Additional Information for more information on the Fund and the securities in which it invests. The Statement of Additional Information is incorporated into this prospectus by reference, which means that it is considered to be part of this prospectus.

You can get free copies of reports and the Statement of Additional Information, request other information and discuss your questions about the Fund by writing or calling the Fund's distributor at:

Liberty Funds Distributor, Inc.
One Financial Center
Boston, MA 02111-2621
1-800-426-3750
www.libertyfunds.com

Text-only versions of all Fund documents can be viewed online or downloaded from the EDGAR database on the Securities and Exchange Commission internet site at WWW.SEC.GOV.

You can review and copy information about the Fund by visiting the following location, and you can obtain copies, upon payment of a duplicating fee by electronic request at the E-mail address publicinfo@sec.gov or by writing the:

Public Reference Room
Securities and Exchange Commission
Washington, DC 20549-0102

Information on the operation of the Public Reference Room may be obtained by calling 1-202-942-8090.

INVESTMENT COMPANY ACT FILE NUMBER:

Liberty-Stein Roe Funds Investment Trust:811-4978

o    Liberty Equity Value Fund (formerly named Galaxy Equity Value Fund)

-------------------------------------------------------------------------------

        [LIBERTYFUNDS LOGO]

                     (C) 2002 Liberty Funds Distributor, Inc.
                     A Member of Columbia Management Group
                     One Financial Center, Boston, MA 02111-2621
[Job Code]           800 426 3750 www.libertyfunds.com

LIBERTY EQUITY VALUE FUND                       PROSPECTUS, ______________, 2002


CLASS T AND G SHARES

Advised by Fleet Investment Advisors Inc.

Class T and G shares are sold only to investors who received (and who have continuously held) Class T or G shares in connection with the merger of certain Galaxy Funds into various Liberty Funds.

Although these securities have been registered with the Securities and Exchange Commission, the Commission has not approved or disapproved any shares offered in this prospectus or determined whether this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.


                               TABLE OF CONTENTS

THE FUND ................................................................     XX
Investment Goal .........................................................     XX
Principal Investment Strategies .........................................     XX
Principal Investment Risks ..............................................     XX
Performance History .....................................................     XX
Your Expenses ...........................................................     XX

YOUR ACCOUNT ............................................................     XX
How to Buy Shares .......................................................     XX
Sales Charges ...........................................................     XX
How to Exchange Shares ..................................................     XX
How to Sell Shares ......................................................     XX
Fund Policy on Trading of Fund Shares ...................................     XX
Distribution and Service Fees ...........................................     XX
Other Information About Your Account ....................................     XX

MANAGING THE FUND .......................................................     XX
Investment Advisor ......................................................     XX
Portfolio Manager .......................................................     XX

FINANCIAL HIGHLIGHTS ....................................................     XX

Not FDIC Insured
May Lose Value
No Bank Guarantee

THE FUND


VALUE STOCKS are stocks that appear to be underpriced based on measures such as lower price-to-earnings, price-to-book value and price-to-earnings growth ratios.


INVESTMENT GOAL

The Fund seeks long-term capital appreciation. Income is secondary to the objective of capital appreciation.


PRINCIPAL INVESTMENT STRATEGIES

Under normal circumstances, the Fund invests at least 80% of its net assets plus any borrowings for investment purposes in equity securities, mainly common stocks that the Fund's investment advisor believes are undervalued. The Fund invests most of its assets in companies that have a market capitalization of more than $1.5 billion.

The advisor uses proprietary computer models to compare share price and company value, both compared to the market and over time. This helps the advisor to identify out-of-favor, undervalued securities (often called value stocks) which may subsequently increase in value. These models focus on fundamental aspects such as earnings and dividend growth, reinvestment of returns and the ability of companies to finance their own growth. The models also take into account factors such as how easily the stocks may be traded. The advisor then reviews the results and looks for risks that may account for a stock's low price. It evaluates factors the computer models cannot measure, such as the quality of a company's management and the impact of technological change. Stocks which pass all tests are eligible to be included in the Fund's portfolio. Fund holdings are frequently reviewed and are sold automatically when the computer models show they are overvalued.

At times, the advisor may determine that adverse market conditions make it desirable to suspend temporarily the Fund's normal investment activities. During such times, the Fund may, but is not required to, invest in cash or high-quality, short-term debt securities, without limit. Taking a temporary defensive position may prevent the Fund from achieving its investment goal.

In seeking to achieve its investment goal, the Fund may invest in various types of securities and engage in various investment techniques which are not the principal focus of the Fund and, therefore, are not described in this prospectus. These types of securities and investment practices are identified and discussed in the Fund's Statement of Additional Information, which you may obtain free of charge (see back cover). Approval by the Fund's shareholders is not required to modify or change the Fund's investment goal or investment strategies.

As part of its investment strategy, the Fund may buy and sell securities frequently. Frequent trading of investments usually increases the chance that the Fund will pay investors short-term capital gains (which are taxable at higher rates than long-term capital gains). Frequent trading could also mean higher brokerage commissions and other transaction costs, which could reduce the Fund's returns.

PRINCIPAL INVESTMENT RISKS

The principal risks of investing in the Fund are described below. There are many circumstances (including additional risks that are not described here) which could prevent the Fund from achieving its investment goal. You may lose money by investing in the Fund.

Management risk means that the advisor's stock selections and other investment decisions might produce losses or cause the Fund to underperform when compared to other funds with a similar investment goal. Market risk means that security prices in a market, sector or industry may fall, reducing the value of your investment. Because of management and market risk, there is no guarantee that the Fund will achieve its investment goal or perform favorably compared with comparable funds.

Since it purchases equity securities, the Fund is subject to equity risk. This is the risk that stock prices will fall over short or extended periods of time. Although the stock market has historically outperformed other asset classes over the long term, the equity market tends to move in cycles. Individual stock prices may fluctuate drastically from day-to-day and may underperform other asset classes over an extended period of time. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These price movements may result from factors affecting individual companies, industries or the securities market as a whole.

Value stocks are stocks of companies that may have experienced adverse business or industry developments or may be subject to special risks that have caused the stocks to be out of favor and, in the advisor's opinion, undervalued. If the advisor's assessment of a company's prospects is wrong, the price of its stock may fall, or may not approach the value the advisor has placed on it.

An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

PERFORMANCE HISTORY

The bar chart below shows changes in the Fund's calendar year total returns for its Class T shares excluding sales charges. The performance table following the bar chart shows how the Fund's average annual returns for Class T and G shares, including sales charges, compare with those of broad measures of market performance for 1 year, 5 years and 10 years.(1) The chart and table are intended to illustrate some of the risks of investing in the Fund by showing the changes in the Fund's performance. All returns include the reinvestment of dividends and distributions. Performance results include the effect of expense reduction arrangements. If these arrangements had not been in place, the performance results would have been lower. Any expense reduction arrangements may be discontinued at any time. As with all mutual funds, past performance (before and after taxes) does not predict the Fund's future performance. Returns and value of an investment will vary, resulting in a gain or a loss on sale.


Calendar Year Total Returns (Class T)(1)

 30.00%                       27.75%        27.66%
                                                    23.75%
 20.00%                              21.09%
                 14.75%
 10.00%   8.21%
                        3.51%                             6.67%          4.79%
  0.00%
                                                                 -3.19%
-10.00%
          1992   1993   1994   1995   1996   1997   1998   1999   2000   2001


The Fund's year-to-date total return through June 30, 2002 was +/-__.__%.

For period shown in bar chart:

Best quarter: 4th quarter 1998, +27.15%
Worst quarter: 3rd quarter 2001, -16.34%

The Fund

UNDERSTANDING PERFORMANCE

CALENDAR YEAR TOTAL RETURNS show the Fund's Class T share performance for each of the last ten complete calendar years. They include the effects of Fund expenses, but not the effects of sales charges. If sales charges were included, these returns would be lower.

AVERAGE ANNUAL TOTAL RETURNS are a measure of the Fund's average performance over the past one-year, five-year and ten-year periods. They include the effects of Fund expenses. The table shows the returns of each share class and includes the effects of current sales charges.

The Fund's returns are compared to the S&P 500 Index, an unmanaged index that tracks the performance of 500 widely held common stocks listed on the New York Stock Exchange, the American Stock Exchange and NASDAQ. The S&P 500 is heavily weighted with the stocks of large companies. Unlike the Fund, indices are not investments, do not incur fees, expenses or taxes and are not professionally managed. The Fund's returns are also compared to the average return of the funds included in the Lipper Multi-Cap Value Funds Category (Lipper Average), as calculated by Lipper, Inc. This category is composed of funds with investment objectives similar to those of the Fund. Sales charges are not reflected in the Lipper Average.


After-tax returns are calculated using the historical highest individual federal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and may not be relevant to investors who hold Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Average Annual Total Returns -- for periods ended December 31, 2001(1)


                               INCEPTION
                                  DATE        1 YEAR       5 YEARS     10 YEARS
                               ---------      ------       -------     --------
Class T (%)                     [_/_/91]
    Return Before Taxes
    Return After Taxes on                     [-1.22]      [10.01]     [12.35]
       Distributions
    Return After Taxes on                     [-1.72]       [6.99]      [9.37]
       Distributions and Sale
       of Fund Shares                         [-0.28]       [7.44]      [9.27]

Class G (%)                      3/4/96
    Return Before Taxes                       [-0.92]      [10.16]        [ ]
    Return After Taxes on
       Distributions                           __.__        __.__        __.__
    Return After Taxes on
       Distributions and Sale
       of Fund Shares                          __.__        __.__        __.__

S&P 500 Index (%)                 N/A         -11.88        10.70        12.93

Lipper Average (%)                N/A          1.30         9.73         12.31

(1) The returns shown include returns of Retail A shares (for Class T shares) and Retail B shares (for Class G shares) of the Galaxy Equity Value Fund, the predecessor to the Fund (the "Galaxy Fund"), for periods prior to [date of this prospectus]. [The returns shown for Class G shares also include the returns of Retail A shares for periods prior to the inception of Retail B shares of the Galaxy Fund. These returns have not been restated to reflect any differences in expenses (such as Rule 12b-1 fees) between Retail A shares and Class G (Retail B) shares. If differences in expenses had been reflected, the returns shown for periods prior to the inception of Retail B shares of the Galaxy Fund would have been [lower].]

The Fund

UNDERSTANDING EXPENSES

SALES CHARGES are paid directly by shareholders to Liberty Funds Distributor, Inc., the Fund's distributor.

ANNUAL FUND OPERATING EXPENSES are paid by the Fund. They include management fees, 12b-1 fees, shareholder service fees and other administrative costs including pricing and custody services.

EXAMPLE EXPENSES help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. The table does not take into account any expense reduction arrangements discussed in the footnotes to the Annual Fund Operating Expenses table. It uses the following hypothetical conditions:

o    $10,000 initial investment

o    5% total return for each year

o    Fund operating expenses remain the same

o    Assumes reinvestment of all dividends and distributions

o Assumes Class G shares corresponding to Retail B shares of the Galaxy Fund purchased prior to January 1, 2001 convert to Class T shares after six years, and those corresponding to Retail B shares purchased on or after January 1, 2001 convert to Class T shares after eight years


YOUR EXPENSES

Expenses are one of several factors to consider before you invest in a mutual fund. The tables below describe the fees and expenses you may pay when you buy, hold and sell shares of the Fund.

Shareholder Fees(2) (paid directly from your investment)


                                                          CLASS T      CLASS G
                                                          -------      -------
Maximum sales charge (load) on purchases (%)
(as a percentage of the offering price)                    [5.75]      [0.00]

Maximum deferred sales charge (load) on redemptions (%)
(as a percentage of the
lesser of purchase price or redemption price)             1.00(3)      [5.00]

Redemption fee (%) (as a percentage of
amount redeemed, if applicable)                             (4)          (4)

Annual Fund Operating Expenses (deducted directly from Fund assets)


                                                          CLASS T     CLASS G
                                                          -------     -------
Management fee (%)                                        [0.75]       [0.75]

Distribution and service (12b-1) fees (%)                 [0.00]       [0.95](5)

Other expenses (%)                                        [0.65]       [0.45]

Total annual fund operating expenses (%)                  [1.40]       [2.15]



Example Expenses (your actual costs may be higher or lower)


CLASS                                     1 YEAR     3 YEARS     5 YEARS    10 YEARS
-----                                     ------     -------     -------    --------
Class T                                   $[709]     $  [993]    $[1,297]   $[2,158]

Class G: did not sell your
         shares (shares purchased
         prior to January 1, 2001)        $[218]     $  [673]    $[1,154]   $[2,117]

         did not sell your shares
         (shares purchased on or after
         January 1, 2001)                 $[218]     $  [673]    $[1,154]   $[2,292]

         sold all your shares at
         the end of the period (shares
         purchased prior to January 1,
         2001)                            $[718]     $  [973]    $[1,354]   $[2,117]

         sold all your shares at
         the end of the period (shares
         purchased on or after January
         1, 2001)                         $[718]     $[1,073]    $[1,454]   $[2,292]

(2) A $10 annual fee is deducted from accounts of less than $1,000 and paid to the transfer agent.

(3) This charge applies only to certain Class T shares bought without an initial sales charge that are sold within 12 months of purchase, unless the shares were sold because of the death or the post-purchase disability of the shareholder or withdrawn through Liberty's Systematic Withdrawal Plan in an amount that does not annually exceed 12% of the account's value.

(4)  There is a $7.50 charge for wiring sale proceeds to your bank.

(5) The Fund may pay distribution and service (12b-1) fees up to a maximum of 1.15% of the Fund's average daily net assets attributable to Class G shares (comprised of up to 0.65% for distribution services, up to 0.25% for shareholder liaison services and up to 0.25% for administrative support services), but will limit such fees to an aggregate fee of not more than 0.95% during the current fiscal year.

YOUR ACCOUNT

INVESTMENT MINIMUMS

[Initial Investment ..........................  $1,000]
Subsequent Investments .......................     $50
Automatic Investment Plan* ...................     $50
Retirement Plan* .............................     $25

* The initial investment minimum of $1,000 is waived on these plans.

The Fund reserves the right to change these investment minimums. The Fund also reserves the right to refuse a purchase order for any reason, including if it believes that doing so would be in the best interest of the Fund and its shareholders.


HOW TO BUY SHARES

Your financial advisor can help you establish an appropriate investment portfolio, buy shares and monitor your investments. When the Fund receives your purchase request in "good form," your shares will be bought at the next calculated public offering price. "Good form" means that you placed your order with your brokerage firm or your payment has been received and your application is complete, including all necessary signatures.

Outlined below are the various options for buying shares:

METHOD                INSTRUCTIONS
------                ------------

Through your          Your financial advisor can help you establish your account
financial advisor     and buy Fund shares on your behalf. To receive the current trading day's price, your financial advisor firm must receive your request prior to the close of the New York
                      Stock Exchange (NYSE), usually 4:00 p.m. Eastern time.
                      Your financial advisor may charge you fees for executing the purchase for you.

By check              For existing accounts fill out and return the additional
existing account)     investment stub included in your quarterly statement, or
                      send a letter of instruction including your Fund name and account number with a check made payable to the Fund to Liberty Funds Services, Inc., P.O. Box 8081, Boston, MA
                      02266-8081.

By exchange           You or your financial advisor may acquire shares for your
                      account by exchanging shares you own in one fund for shares of the same class of the Fund at no additional cost. There may be an additional charge if exchanging from a money market fund. To exchange by telephone, call
                      1-800-422-3737.

By wire You may purchase shares by wiring money from your bank account to your Fund account. To wire funds to your Fund account, call 1-800-422-3737 to obtain a control number and the wiring instructions.

By electronic funds   You may purchase shares by electronically transferring
transfer              money from your bank account to your Fund account by
                      calling 1-800-422-3737. An electronic funds transfer may take up to two business days to settle and be considered in "good form." You must set up this feature prior to your telephone request. Be sure to complete the appropriate section of the application.

Automatic             You can make monthly or quarterly investments
investment plan       automatically from your bank account to your Fund account.
                      You can select a pre-authorized amount to be sent via electronic funds transfer. Be sure to complete the appropriate section of the application for this feature.

Automated dollar      You can purchase shares for your account by exchanging
cost averaging        $100 or more each month from another fund for shares of
                      the same class of the Fund at no additional cost. You must have a current balance of at least $5,000 in the fund the money is coming from. The designated amount will be exchanged on the third Tuesday of each month. Exchanges will continue so long as your fund balance is sufficient to complete the transfers. You may terminate your program or change the amount of the exchange (subject to the $100 minimum) by calling 1-800-422-3737. Be sure to complete the appropriate section of the account application for this feature.

By dividend           You may automatically invest dividends distributed by
diversification       another fund into the same class of shares of the Fund at
                      no additional sales charge. To invest your dividends in the Fund, call 1-800-345-6611.

Your Account

UNDERSTANDING CONTINGENT DEFERRED SALES CHARGES

Certain investments in Class T and G shares are subject to a CDSC, a sales charge applied at the time you sell your shares. You will pay the CDSC only on shares you sell within a certain amount of time after purchase. The CDSC generally declines each year until there is no charge for selling shares. The CDSC is applied to the net asset value at the time of purchase or sale, whichever is lower. For purposes of calculating the CDSC, the start of the holding period is the [first day/month-end] of the month in which the purchase is made. Shares you purchase with reinvested dividends or capital gains are not subject to a CDSC. In addition, there is no CDSC when Class G shares are sold because of the death or post-purchase disability of a shareholder and in certain other circumstances such as exchanges. Ask your financial adviser or the Fund's distributor, or consult the SAI, for other instances in which the CDSC is waived. When you place an order to sell shares, the Fund will automatically sell first those shares not subject to a CDSC and then those you have held the longest. This policy helps reduce and possibly eliminate the potential impact of the CDSC.


SALES CHARGES

You may be subject to an initial sales charge when you purchase, or a contingent deferred sales charge (CDSC) when you sell, shares of the Fund. These sales charges are described below. In certain circumstances, the sales charge may be waived, as described below and in the Statement of Additional Information.

CLASS T SHARES Your purchases of Class T shares are made at the public offering price for these shares. This price includes a sales charge that is based on the amount of your initial investment when you open your account. The sales charge you pay on an additional investment is based on the total amount of your purchase and the current value of your account. A portion of the sales charge is paid as a commission to your financial advisor firm on the sale of Class T shares. The amount of the sales charge differs depending on the amount you invest as shown in the table below.


Class T Sales Charges

                                                                        % OF
                                                                      OFFERING
                                         AS A % OF                      PRICE
                                        THE PUBLIC       AS A %      RETAINED BY
                                         OFFERING       OF YOUR       FINANCIAL
AMOUNT OF PURCHASE                         PRICE       INVESTMENT   ADVISOR FIRM
------------------                      ----------     ----------   ------------

Less than $50,000                         [5.75]         [6.01]         _.__
$50,000 to less than $100,000             [4.50]         [4.71]         _.__
$100,000 to less than $250,000            [3.50]         [3.63]         _.__
$250,000 to less than $500,000            [2.50]         [2.56]         _.__
$500,000 to less than $1,000,000          [2.00]         [2.04]         _.__
$1,000,000 or more                        [0.00]         [0.00]         _.__

Class T shares bought without an initial sales charge in accounts aggregating $1 million or more at time of purchase are subject to a 1.00% CDSC if the shares are sold within 12 months of the time of purchase, unless the shares were sold because of the death or post-purchase disability of the shareholder or withdrawn through Liberty's Systematic Withdrawal Plan in an amount that does not annually exceed 12% of the account's value. Subsequent Class T share purchases that bring your account value above $1 million are subject to a CDSC if redeemed within 12 months of the date of purchase. The 12-month period begins on the first day of [the month following each purchase]. The CDSC does not apply to retirement plans purchasing through a fee-based program.

There is no sales charge when you buy Class T Shares if:

o    You buy shares by reinvesting your dividends and distributions.

o You buy shares with the proceeds of a redemption of Class T shares on which you have already paid a sales charge (as long as you buy the new shares within 90 days after selling your other shares).

o You are an investment professional who places trades for your clients and charges them a fee.

o You buy shares under an all-inclusive fee program (sometimes called a "wrap fee program") offered by a broker-dealer or other financial institution.

Your Account


o    You were a Galaxy shareholder before December 1, 1995.

o You were shareholder of the Boston 1784 Funds on the date when the Funds were reorganized into Galaxy.

[For Class T share purchases of $1 million or more, financial advisors receive a cumulative commission from the distributor as follows:

Purchases Over $1 Million

AMOUNT PURCHASED                                           COMMISSION %
----------------                                           ------------
First $3 million                                               1.00
$3 million to less than $5 million                             0.80
$5 million to less than $25 million                            0.50
$25 million or more                                            0.25

The commission to financial advisors for Class T share purchases of $25 million or more is paid over 12 months but only to the extent the shares remain outstanding.

For Class T share purchases by participants in certain group retirement plans offered through a fee-based program, financial advisors receive a 1.00% commission from the distributor on all purchases of less than $3 million.]

REDUCED SALES CHARGES FOR LARGER INVESTMENTS There are two ways for you to pay a lower sales charge when purchasing Class T shares. The first is through Rights of Accumulation. If the combined value of the Fund accounts in all classes maintained by you, your spouse or your minor children reaches a sales charge discount level (according to the chart on the previous page), your next purchase will receive the lower sales charge. The second is by signing a Statement of Intent within 90 days of your purchase. By doing so, you would be able to pay the lower sales charge on all purchases by agreeing to invest a total of at least $50,000 within 13 months. If your Statement of Intent purchases are not completed within 13 months, you will be charged the applicable sales charge on the amount you had invested to that date. In addition, certain investors may purchase shares at a reduced sales charge or net asset value, which is the value of a fund share excluding any sales charges. See the Statement of Additional Information for a description of these situations.

CLASS G SHARES Your purchases of Class G shares are made at Class G's net asset value. Class G shares have no front-end sales charge, but they do carry a CDSC that is imposed only on shares sold prior to elimination of the CDSC as shown in the applicable chart below. The CDSC generally declines each year and eventually disappears over time. The distributor pays your financial advisor firm an up-front commission on sales of Class G shares as described in the charts below.

Your Account


CDSCs for Class G shares received in exchange for Retail B shares of the Galaxy Fund that were purchased prior to January 1, 2001:

Class G Sales Charges

                                                          % DEDUCTED WHEN
HOLDING PERIOD AFTER PURCHASE                             SHARES ARE SOLD
-----------------------------                             ---------------
Through first year                                            [5.00]
Through second year                                           [4.00]
Through third year                                            [3.00]
Through fourth year                                           [3.00]
Through fifth year                                            [2.00]
Through sixth year                                            [1.00]
Longer than six years                                         [None]

CDSCs for Class G shares received in exchange for Retail B shares of the Galaxy Fund that were purchased on or after January 1, 2001:

                                                          % DEDUCTED WHEN
HOLDING PERIOD AFTER PURCHASE                             SHARES ARE SOLD
-----------------------------                             ---------------
Through first year                                            [5.00]
Through second year                                           [4.00]
Through third year                                            [4.00]
Through fourth year                                           [4.00]
Through fifth year                                            [3.00]
Through sixth year                                            [2.00]
Through the seventh year                                      [1.00]
Longer than seven years                                       [None]

Commission to financial advisors is _.__%.
Class G shares received in exchange for Retail B shares of the Galaxy Fund that were purchased prior to January 1, 2001 will automatically convert to Class T shares six years after purchase. Class G shares received in exchange for Retail B shares of the Galaxy Fund that were purchased on or after January 1, 2001 will automatically convert to Class T shares eight years after purchase.

Your Account

HOW TO EXCHANGE SHARES

You may exchange your Class T shares for Class A or Class T shares, and may exchange your Class G shares for Class B or Class G shares, of another fund distributed by Liberty Funds Distributor, Inc. at net asset value. If your shares are subject to a CDSC, you will not be charged a CDSC upon the exchange. However, when you sell the shares acquired through the exchange, the shares sold may be subject to a CDSC, depending upon when you originally purchased the shares you are exchanging. For purposes of computing the CDSC, the length of time you have owned your shares will be computed from the date of your original purchase and the applicable CDSC will be the CDSC of the original fund. Class T and Class G shares, once exchanged for Class A or Class B shares, may not be further exchanged for Class T or Class G shares. Unless your account is part of a tax-deferred retirement plan, an exchange is a taxable event, and you may realize a gain or a loss for tax purposes. The Fund may terminate your exchange privilege if the advisor determines that your exchange activity is likely to adversely impact its ability to manage the Fund. To exchange by telephone, call 1-800-422-3737.

HOW TO SELL SHARES

Your financial advisor can help you determine if and when you should sell your shares. You may sell shares of the Fund on any regular business day that the NYSE is open.

When the Fund receives your sales request in "good form," shares will be sold at the next calculated price. "Good form" means that money used to purchase your shares is fully collected. When selling shares by letter of instruction, "good form" also means (i) your letter has complete instructions, the proper signatures and signature guarantees, (ii) you have included any certificates for shares to be sold, and (iii) any other required documents are attached. For additional documents required for sales by corporations, agents, fiduciaries and surviving joint owners, please call 1-800-345-6611. Retirement plan accounts have special requirements; please call 1-800-799-7526 for more information.

The Fund will generally send proceeds from the sale to you within seven days (usually on the next business day after your request is received in "good form"). However, if you purchased your shares by check, the Fund may delay sending the proceeds from the sale of your shares for up to 15 days after your purchase to protect against checks that are returned. No interest will be paid on uncashed redemption checks. Redemption proceeds may be paid in securities, rather than in cash, under certain circumstances. For more information, see the paragraph "Non Cash Redemptions" under the section "How to Sell Shares" in the Statement of Additional Information.

Your Account

OUTLINED BELOW ARE THE VARIOUS OPTIONS FOR SELLING SHARES:

METHOD                INSTRUCTIONS
------                ------------

Through your          You may call your financial advisor to place your sell
financial advisor     order. To receive the current trading day's price, your
                      financial advisor firm must receive your request prior to the close of regular trading on the NYSE, usually 4:00 p.m. Eastern time. Your financial advisor may charge you fees for executing a redemption for you.

By exchange           You or your financial advisor may sell shares by
                      exchanging from the Fund into the same share class of another fund at no additional cost. To exchange by telephone, call 1-800-422-3737.

By telephone          You or your financial advisor may sell shares by telephone and request that a check be sent to your address of record by calling 1-800-422-3737, unless you have notified the Fund of an address change within the previous 30 days. The dollar limit for telephone sales is $100,000 in a 30-day period. You do not need to set up this feature in advance of your call. Certain restrictions apply to retirement accounts. For details, call 1-800-345-6611.

By mail You may send a signed letter of instruction or stock power form along with any share certificates to be sold to the address below. In your letter of instruction, note the Fund's name, share class, account number, and the dollar value or number of shares you wish to sell. All account owners must sign the letter, and signatures must be guaranteed by either a bank, a member firm of a national stock exchange or another eligible guarantor institution. Additional documentation is required for sales by corporations, agents, fiduciaries, surviving joint owners and individual retirement account owners. For details, call 1-800-345-6611.

                      Mail your letter of instruction to Liberty Funds Services, Inc., P.O. Box 8081, Boston, MA 02266-8081.

By wire You may sell shares and request that the proceeds be wired to your bank. You must set up this feature prior to your telephone request. Be sure to complete the appropriate section of the account application for this feature.

By systematic         You may automatically sell a specified dollar amount or
withdrawal plan       percentage of your account on a monthly, quarterly or
                      semi-annual basis and have the proceeds sent to you if your account balance is at least $5,000. This feature is not available if you hold your shares in certificate form.
                      All dividend and capital gains distributions must be reinvested. Be sure to complete the appropriate section of the account application for this feature.

By electronic         You may sell shares and request that the proceeds be
funds transfer        electronically transferred to your bank. Proceeds may take up to two business days to be received by your bank. You must set up this feature prior to your request. Be sure to complete the appropriate section of the account application for this feature.

Your Account

FUND POLICY ON TRADING OF FUND SHARES

The Fund does not permit short-term or excessive trading in its shares. Excessive purchases, redemptions or exchanges of Fund shares disrupt portfolio management and increase Fund expenses. In order to promote the best interests of the Fund, the Fund reserves the right to reject any purchase order or exchange request, particularly from market timers or investors who, in the advisor's opinion, have a pattern of short-term or excessive trading or whose trading has been or may be disruptive to the Fund. The fund into which you would like to exchange also may reject your request.

DISTRIBUTION AND SERVICE FEES

The Fund has adopted a plan under Rule 12b-1 that permits it to pay the Fund's distributor marketing and other fees to support the sale and distribution of Class G shares and certain services provided to you by your financial advisor. The annual fees for shareholder liaison services and administrative support may equal up to 0.50% for Class G shares. The annual distribution fee may equal up to 0.65% for Class G shares. The Fund does not intend to pay more than a total of 0.95% for Class G shares in distribution and shareholder service fees during the current fiscal year. The Fund has also adopted a plan that permits it to pay for certain services provided to Class T shareholders by their financial advisor. The annual service fee may equal up to 0.50% for Class T shares. The Fund does not intend to pay more than 0.30% for Class T shares in shareholder service fees during the current fiscal year. The foregoing fees are paid out of the assets of the relevant classes. Over time, these fees will reduce the return on your investment and may cost you more than paying other types of sales charges. Class G shares automatically convert to Class T shares after a certain number of years, eliminating a portion of these fees upon conversion. Conversion may occur six or eight years after purchase, depending on the program under which you purchased your shares. See "Your Account; Sales Charges" for the conversion schedule applicable to Class G shares.

Your Account

OTHER INFORMATION ABOUT YOUR ACCOUNT

HOW THE FUND'S SHARE PRICE IS DETERMINED The price of each class of the Fund's shares is based on its net asset value. The net asset value is determined at the close of regular trading on the NYSE, usually 4:00 p.m. Eastern time, on each business day that the NYSE is open (typically Monday through Friday).

When you request a transaction, it will be processed at the net asset value (plus any applicable sales charges) next determined after your request is received in "good form" by the distributor. In most cases, in order to receive that day's price, the distributor must receive your order before that day's transactions are processed. If you request a transaction through your financial advisor firm, the firm must receive your order by the close of trading on the NYSE to receive that day's price.

The Fund determines its net asset value for each share class by dividing each class's total net assets by the number of that class's outstanding shares. In determining the net asset value, the Fund must determine the price of each security in its portfolio at the close of each trading day. Securities for which market quotations are available are valued each day at the current market value. However, where market quotations are unavailable, or when the advisor believes that subsequent events have made them unreliable, the Fund may use other data to determine the fair value of the securities.

You can find the daily prices of some share classes for the Fund in most major daily newspapers under the caption "Liberty." You can find daily prices for all share classes by visiting the Fund's web site at www.libertyfunds.com.

ACCOUNT FEES If your account value falls below $1,000 (other than as a result of depreciation in share value) you may be subject to an annual account fee of $10. This fee is deducted from the account in June each year. Approximately 60 days prior to the fee date, the Fund's transfer agent will send you written notification of the upcoming fee. If you add money to your account and bring the value above $1,000 prior to the fee date, the fee will not be deducted.

SHARE CERTIFICATES Share certificates are not available for Class G shares. Certificates will be issued for Class T shares only if requested. If you decide to hold share certificates, you will not be able to sell your shares until you have endorsed your certificates and returned them to the distributor.

Your Account

DIVIDENDS, DISTRIBUTIONS AND TAXES The Fund has the potential to make the following distributions:

UNDERSTANDING FUND DISTRIBUTIONS

The Fund earns income from the securities it holds. The Fund also may realize capital gains or losses on sales of its securities. The Fund distributes substantially all of its net investment income and capital gains to shareholders. As a shareholder, you are entitled to a portion of the Fund's income and capital gains, generally based on the number of shares you own at the time these distributions are declared.

Types of Distributions

Dividends             Represents interest and dividends earned from securities
                      held by the Fund, net of expenses incurred by the Fund.

Capital gains         Represents net long-term capital gains on sales of
                      securities held for more than 12 months and net short-term capital gains, which are gains on sales of securities held for a 12-month period or less.

DISTRIBUTION OPTIONS The Fund distributes dividends quarterly and any capital gains (including short-term capital gains) at least annually. You can choose one of the options listed in the table below for these distributions when you open your account. To change your distribution option, call 1-800-345-6611.

If you do not indicate on your application or at the time your account is established your preference for handling distributions, the Fund will automatically reinvest all distributions in additional shares of the Fund.


Distribution Options

Reinvest all distributions in additional shares of your current fund

Reinvest all distributions in shares of another fund

Receive dividends in cash (see options below) and reinvest capital gains

Receive all distributions in cash (with one of the following options):

o    send the check to your address of record
o    send the check to a third party address
o    transfer the money to your bank via electronic funds transfer

Distributions of $10 or less will automatically be reinvested in additional Fund shares. If you elect to receive distributions by check and the check is returned as undeliverable, or if you do not cash a distribution check within six months of the check date, the distribution will be reinvested in additional shares of the Fund. All subsequent distributions will be reinvested.

Your Account


TAX CONSEQUENCES Unless you are an entity exempt from income taxes, regardless of whether you receive your distributions in cash or reinvest them in additional Fund shares, all Fund distributions are subject to federal income tax. Depending on the state where you live, distributions may also be subject to state and local income taxes.

In general, any distributions of dividends, interest and short-term capital gains are taxable as ordinary income. Distributions of long-term capital gains are generally taxable as such, regardless of how long you have held your Fund shares. You will be provided with information each year regarding the amount of ordinary income and capital gains distributed to you for the previous year and any portion of your distribution which is exempt from state and local taxes. Your investment in the Fund may have additional personal tax implications. Please consult your tax advisor about federal, state, local or other applicable tax laws.

In addition to the dividends and capital gains distributions made by the Fund, you may realize a capital gain or loss when selling and exchanging shares of the Fund. Such transactions may also be subject to federal, state and local income tax.

MANAGING THE FUND


INVESTMENT ADVISOR

Fleet Investment Advisors Inc. (Fleet), located at 100 Federal Street, Boston, Massachusetts 02110, is the Fund's investment advisor. In its duties as investment advisor, Fleet runs the Fund's day-to-day business, including placing all orders for the purchase and sale of the Fund's portfolio securities. Fleet has been an investment advisor since 1984. Fleet also provides investment management and advisory services to individual and institutional clients and manages the other Galaxy investment portfolios. As of December 31, 2001, Fleet managed over $166 billion in assets.

For the fiscal year or period ended October 31, 2001, aggregate advisory fees paid to Fleet by the Fund amounted to 0.75% of average daily net assets of the Fund.


PORTFOLIO MANAGER

G. Jay Evans, Senior Vice President of Fleet, is the manager for the Fund and has managed the Fund since 1993. Mr Evans has been with Fleet and its predecessors since 1978.

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the Fund's financial performance. Information is shown for the Fund's last five fiscal years, which run from November 1 to October 31, and relates to the Galaxy Equity Value Fund, the Fund's predecessor fund. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that you would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information is included in the Fund's financial statements which, for the fiscal years ended on or after October 31, 1999, have been audited by Ernst & Young LLP, independent auditors, whose report, along with the Fund's financial statements, is included in the Fund's annual report. The information for periods ended on or prior to October 31, 1998 has been audited by other independent auditors, whose report expressed an unqualified opinion on those financial statements and highlights. You can request a free annual report by calling 1-800-426-3750.


The Fund

                                                                         Year ended October 31,
                                                    ----------------------------------------------------------------
                                                     2001            2000         1999           1998         1997
                                                    Class T         Class T      Class T        Class T      Class T
                                                    -------         -------      -------        -------      -------
Net asset value --
Beginning of period ($)                              [17.05]        [18.28]      [16.50]        [18.21]      [15.96]

INCOME FROM INVESTMENT OPERATIONS ($):

Net investment income (loss) (a)                    [(0.02)]       [(0.02)]     [(0.03)]         [0.03]       [0.11]
Net realized and unrealized gain (loss)             [(1.66)]         [1.25]       [2.42]         [1.50]       [4.16]
Total from Investment Operations                    [(1.68)]         [1.23]       [2.39]         [1.53]       [4.27]

LESS DISTRIBUTIONS DECLARED TO
SHAREHOLDERS ($):
From net investment income                             --          [(0.01)]        --          [(0.04)]     [(0.12)]
In excess of net investment income                     --            (c)           --             --           --
From net realized gains                             [(2.89)]       [(2.45)]     [(0.61)]       [(3.20)]     [(1.90)]
Total Distributions
Declared to Shareholders                            [(2.89)]       [(2.46)]     [(0.61)]       [(3.24)]     [(2.02)]
Net asset value --
End of period ($)                                    [12.48]        [17.05]      [18.28]        [16.50]      [18.21]
Total return (%) (b)                               [(10.27)]         [7.83]      [14.63]         [9.88]      [29.48]

RATIOS TO AVERAGE
NET ASSETS (%):
Expenses                                              [1.40]         [1.36]       [1.37]         [1.37]       [1.38]
Net investment income                               [(0.17)]       [(0.10)]     [(0.16)]         [0.15]       [0.63]
Waiver/reimbursement                                  [1.39]         [1.36]       [1.37]         [1.37]       [1.38]
Portfolio turnover rate (%)                            [127]           [72]         [75]           [82]        [111]
Net assets, end of period (000's) ($)              [180,435]      [226,836]    [258,332]      [234,730]    [182,641]

(a) Net investment income (loss) per share before reimbursement/waiver of fees by the advisor and/or its affiliates and/or the administrator for Class T shares for the years ended October 31, 2001, 2000, 1999, 1998 and 1997 were $(0.02), $(0.02), $(0.03), $0.03 and $0.11, respectively.

(b) [Total return at net asset value assuming all distributions reinvested and no initial or contingent deferred sales charge].

(c) Dividends in excess of net investment income per share were less than $0.005.

Financial Highlights

The Fund

                                                                         Year ended October 31,
                                                    --------------------------------------------------------------
                                                     2001           2000         1999          1998         1997
                                                    Class G        Class G      Class G       Class G      Class G
                                                    -------        -------      -------       -------      -------
Net asset value --
Beginning of period ($)                              [16.73]        [18.08]      [16.44]       [18.24]      [15.99]

INCOME FROM INVESTMENT OPERATIONS ($):

Net investment income (loss) (a)                    [(0.10)]       [(0.15)]     [(0.15)]      [(0.08)]         --
Net realized and unrealized gain (loss)             [(1.64)]         [1.25]       [2.40]        [1.48]       [4.17]
Total from Investment Operations                    [(1.74)]         [1.10]       [2.25]        [1.40]       [4.17]

LESS DISTRIBUTIONS DECLARED TO
SHAREHOLDERS ($):

From net investment income                             --             --           --            --        [(0.02)]
From net realized gains                             [(2.89)]       [(2.45)]     [(0.61)]      [(3.20)]     [(1.90)]
Total Distributions
Declared to Shareholders                            [(2.89)]       [(2.45)]     [(0.61)]      [(3.20)]     [(1.92)]
Net asset value --
End of period ($)                                    [12.10]        [16.73]      [18.08]       [16.44]      [18.24]
Total return (%) (b)                               [(11.00)]         [7.12]      [13.81]        [9.07]      [28.60]

RATIOS TO AVERAGE
NET ASSETS (%):
Expenses                                              [2.15]         [2.12]       [2.08]        [2.06]       [2.38]
Net investment income                               [(0.91)]       [(0.83)]     [(0.87)]      [(0.54)]     [(0.13)]
Waiver/reimbursement                                  [2.13]         [2.09]       [2.08]        [2.06]       [2.07]
Portfolio turnover rate (%)                            [127]           [72]         [75]          [82]        [111]
Net assets, end of period (000's) ($)               [25,776]       [30,555]     [30,988]      [23,103]     [14,958]


(a) Net investment (loss) per share before reimbursement/waiver of fees by the advisor and/or its affiliates and/or the administrator for Class G shares for the years ended October 31, 2001, 2000, 1999, 1998 and 1997 were $(0.10), $(0.15), $(0.15), $(0.08) and $(0.03), respectively.

(b) [Total return at net asset value assuming all distributions reinvested and no initial or contingent deferred sales charge].

                                     NOTES

                                     NOTES

FOR MORE INFORMATION

Additional information about the Fund's investments will be published in the Fund's semi-annual and annual reports to shareholders. The annual report will contain a discussion of the market conditions and investment strategies that significantly affected the Fund's performance over its last fiscal year.

You may wish to read the Statement of Additional Information for more information on the Fund and the securities in which it invests. The Statement of Additional Information is incorporated into this prospectus by reference, which means that it is considered to be part of this prospectus.

You can get free copies of reports and the Statement of Additional Information, request other information and discuss your questions about the Fund by writing or calling the Fund's distributor at:

Liberty Funds Distributor, Inc.
One Financial Center
Boston, MA 02111-2621
1-800-426-3750
www.libertyfunds.com

Text-only versions of all Fund documents can be viewed online or downloaded from the EDGAR database on the Securities and Exchange Commission internet site at WWW.SEC.GOV.

You can review and copy information about the Fund by visiting the following location, and you can obtain copies, upon payment of a duplicating fee by electronic request at the E-mail address publicinfo@sec.gov or by writing the:

Public Reference Room
Securities and Exchange Commission
Washington, DC 20549-0102

Information on the operation of the Public Reference Room may be obtained by calling 1-202-942-8090.

INVESTMENT COMPANY ACT FILE NUMBER:

Liberty-Stein Roe Funds Investment Trust: 811-4978
o Liberty Equity Value Fund (formerly named Galaxy Equity Value Fund)

--------------------------------------------------------------------------------

        [LIBERTYFUNDS LOGO]

                A Member of Columbia Management Group

                (C) 2002 Liberty Funds Distributor, Inc.
                A Member of Columbia Management Group
                One Financial Center, Boston, MA 02111-2621
[Job Code]      800-426-3750 www.libertyfunds.com

LIBERTY EQUITY GROWTH FUND                      PROSPECTUS, ______________, 2002


CLASS A, B AND C SHARES

Advised by Fleet Investment Advisors Inc.

Although these securities have been registered with the Securities and Exchange Commission, the Commission has not approved or disapproved any shares offered in this prospectus or determined whether this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.


                               TABLE OF CONTENTS

THE FUND ................................................................     XX
Investment Goal .........................................................     XX
Principal Investment Strategies .........................................     XX
Principal Investment Risks ..............................................     XX
Performance History .....................................................     XX
Your Expenses ...........................................................     XX

YOUR ACCOUNT ............................................................     XX
How to Buy Shares .......................................................     XX
Sales Charges ...........................................................     XX
How to Exchange Shares ..................................................     XX
How to Sell Shares ......................................................     XX
Fund Policy on Trading of Fund Shares ...................................     XX
Distribution and Service Fees ...........................................     XX
Other Information About Your Account ....................................     XX

MANAGING THE FUND .......................................................     XX
Investment Advisor ......................................................     XX
Portfolio Manager .......................................................     XX

FINANCIAL HIGHLIGHTS ....................................................     XX

Not FDIC Insured
May Lose Value
No Bank Guarantee

THE FUND


GROWTH STOCKS offer strong revenue and earnings potential, and accompanying capital growth, with generally less dividend income than value stocks.


INVESTMENT GOAL

The Fund seeks long-term capital appreciation.


PRINCIPAL INVESTMENT STRATEGIES

Under normal circumstances, the Fund invests at least 80% of its net assets plus any borrowings for investment purposes in a broadly diversified portfolio of equity securities, primarily common stocks and securities that can be converted into common stocks. The Fund invests mainly in the securities of U.S. issuers, but may invest up to 20% of its total assets in foreign securities.

The Fund invests mainly in companies which the Fund's investment advisor believes will have faster earnings growth than the economy in general. The advisor looks for large-capitalization companies (generally over $2 billion) in growing industries, focusing on technological advances, good product development, strong management and other factors which support future growth. The advisor seeks out companies that have a history of strong earnings growth and are projected to continue a similar pattern of growth over the next three to five years.

The Fund will sell a security if there is an adverse change in the projected earnings growth of the company issuing the security. A security will also be sold when, as a result of changes in the economy or the performance of the security or other circumstances, the advisor believes that holding the security is no longer consistent with the Fund's investment goal.

At times, the advisor may determine that adverse market conditions make it desirable to suspend temporarily the Fund's normal investment activities. During such times, the Fund may, but is not required to, invest in cash or high-quality, short-term debt securities, without limit. Taking a temporary defensive position may prevent the Fund from achieving its investment goal.

In seeking to achieve its investment goal, the Fund may invest in various types of securities and engage in various investment techniques which are not the principal focus of the Fund and, therefore, are not described in this prospectus. These types of securities and investment practices are identified and discussed in the Fund's Statement of Additional Information, which you may obtain free of charge (see back cover). Approval by the Fund's shareholders is not required to modify or change the Fund's investment goal or investment strategies.

The Fund


PRINCIPAL INVESTMENT RISKS

The principal risks of investing in the Fund are described below. There are many circumstances (including additional risks that are not described here) which could prevent the Fund from achieving its investment goal. You may lose money by investing in the Fund.

Management risk means that the advisor's stock and bond selections and other investment decisions might produce losses or cause the Fund to underperform when compared to other funds with a similar investment goal. Market risk means that security prices in a market, sector or industry may fall, reducing the value of your investment. Because of management and market risk, there is no guarantee that the Fund will achieve its investment goal or perform favorably compared with comparable funds.

Issuer risk is the possibility that changes in the financial condition of the issuer of a security, changes in general economic conditions, or changes in economic conditions that affect the issuer may impact its actual or perceived willingness or ability to make timely payments of interest or principal. This could result in a decrease in the price of the security and in some cases a decrease in income. Interest rate risk is the risk of a change in the price of a bond when prevailing interest rates increase or decline. In general, if interest rates rise, bond prices fall, and if interest rates fall, bond prices rise. Changes in the values of bonds usually will not affect the amount of income the Fund receives from them but will affect the value of the Fund's shares. Interest rate risk is generally greater for bonds with longer maturities.

Since it purchases equity securities, the Fund is subject to equity risk. This is the risk that stock prices will fall over short or extended periods of time. Although the stock market has historically outperformed other asset classes over the long term, the equity market tends to move in cycles. Individual stock prices may fluctuate drastically from day-to-day and may underperform other asset classes over an extended period of time. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These price movements may result from factors affecting individual companies, industries or the securities market as a whole.

Growth stocks are stocks of companies believed to have above-average potential for growth in revenue and earnings. Prices may be more sensitive to changes in current or expected earnings than the prices of other stocks. Growth stocks may not perform as well as value stocks or the stock market in general.

Convertible securities are securities that can be converted into common stock, such as certain debt securities and preferred stock. Convertible securities are subject to the usual risks associated with fixed income investments, such as interest rate risk and credit risk. In addition, because they react to changes in the value of the equity securities into which they will convert, convertible securities are also subject to market risk.

The Fund


Foreign securities are subject to special risks. Foreign markets can be extremely volatile. Fluctuations in currency exchange rates may impact the value of foreign securities without a change in the intrinsic value of those securities. The liquidity of foreign securities may be more limited than domestic securities, which means that the Fund may, at times, be unable to sell foreign securities at desirable prices. Brokerage commissions, custodial fees and other fees are generally higher for foreign investments. The Fund may have limited legal recourse in the event of default with respect to certain debt securities issued by foreign governments. In addition, foreign governments may impose withholding taxes which would reduce the amount of income and capital gains available to distribute to shareholders. Other risks include the following: possible delays in the settlement of transactions or in the notification of income; less publicly available information about companies; the impact of political, social or diplomatic events; possible seizure, expropriation or nationalization of the company or its assets; and possible imposition of currency exchange controls.

An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

The Fund

PERFORMANCE HISTORY

The bar chart below shows changes in the Fund's calendar year total returns for its Class A shares, excluding sales charges. The performance table following the bar chart shows how the Fund's average annual returns for Class A, B and C shares, including sales charges, compare with those of a broad measure of market performance for 1 year and the life of the Fund.(1) The chart and table are intended to illustrate some of the risks of investing in the Fund by showing the changes in the Fund's performance. All returns include the reinvestment of dividends and distributions. Performance results include the effect of expense reduction arrangements. If these arrangements had not been in place, the performance results would have been lower. Any expense reduction arrangements may be discontinued at any time. As with all mutual funds, past performance (before and after taxes) does not predict the Fund's future performance. Returns and value of an investment will vary, resulting in a gain or a loss on sale.


Calendar Year Total Returns (Class A)(1)

 30.00%                                                    28.02%
 20.00%
 10.00%
  0.00%                                                           -1.44%
-10.00%
-20.00%                                                                 -18.80%
-30.00%
           1992   1993   1994   1995   1996   1997   1998   1999   2000   2001




The Fund's year-to-date total return through June 30, 2002 was +/-__.__%.

For period shown in bar chart:
Best quarter: 4th quarter 1999, +17.80%
Worst quarter: 3rd quarter 2001, -17.16%

The Fund


UNDERSTANDING PERFORMANCE

CALENDAR YEAR TOTAL RETURNS show the Fund's Class A share performance for each complete calendar year since the Fund commenced operations. They include the effects of Fund expenses, but not the effects of sales charges. If sales charges were included, these returns would be lower.

AVERAGE ANNUAL TOTAL RETURNS are a measure of the Fund's average performance over the past one-year and life of the Fund periods. They include the effects of Fund expenses. The table shows the returns of each share class and includes the effects of current sales charges.

The Fund's returns are compared to the Standard & Poor's 500 Index (S&P 500 Index), an unmanaged index that tracks the performance of 500 widely held large-capitalization U.S. stocks listed on the New York Stock Exchange, the American Stock Exchange and NASDAQ. Unlike the Fund, indices are not investments, do not incur fees, expenses or taxes and are not professionally managed.


After-tax returns are calculated using the historical highest individual federal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and may not be relevant to investors who hold Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Average Annual Total Returns -- for periods ended December 31, 2001(1)

                               INCEPTION                    LIFE OF THE
                                  DATE         1 YEAR          FUND
                               ---------       ------       -----------
Class A (%)                    [11/1/98]
    Return Before Taxes                       [-23.25]        [2.49]
    Return After Taxes on
       Distributions                          [-23.25]        [0.77]
    Return After Taxes on
       Distributions and Sale
       of Fund Shares                         [-14.16]        [2.06]

Class B (%)                    [11/1/98]
    Return Before Taxes                       [-23.49]        [2.89]
    Return After Taxes on
       Distributions                            __.__         __.__
    Return After Taxes on
       Distributions and Sale
       of Fund Shares                           __.__         __.__

Class C (%)                      _/_/02
    Return Before Taxes                         __.__         __.__
    Return After Taxes on
       Distributions                            __.__         __.__
    Return After Taxes on
       Distributions and Sale
       of Fund Shares                           __.__         __.__

S&P 500 Index (%)                 N/A          -11.88          2.68(2)


(1) The bar chart shows returns for Prime A shares of the Galaxy Equity Growth Fund, the predecessor to the Fund (the "Galaxy Fund"). The average annual total returns shown for Class A and Class B shares are the returns for Prime A shares and Prime B shares, respectively, of the Galaxy Fund for all prior periods. The average annual total returns shown for Class C shares are the returns for Prime B shares of the Galaxy Fund because Class C had no predecessor in the Galaxy Fund.

(2)  Performance information is from October 31, 1998.

The Fund


UNDERSTANDING EXPENSES

SALES CHARGES are paid directly by shareholders to Liberty Funds Distributor, Inc., the Fund's distributor.

ANNUAL FUND OPERATING EXPENSES are paid by the Fund. They include management and administration fees, 12b-1 fees and other administrative costs including pricing and custody services.

EXAMPLE EXPENSES help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. The table does not take into account any expense reduction arrangements discussed in the footnotes to the Annual Fund Operating Expenses table. It uses the following hypothetical conditions:

o    $10,000 initial investment

o    5% total return for each year

o    Fund operating expenses remain the same

o    Assumes reinvestment of all dividends and distributions

o    Assumes Class B shares convert to Class A shares after eight years


YOUR EXPENSES

Expenses are one of several factors to consider before you invest in a mutual fund. The tables below describe the fees and expenses you may pay when you buy, hold and sell shares of the Fund.

Shareholder Fees (3) (paid directly from your investment)


                                                   CLASS A    CLASS B    CLASS C
                                                   -------    -------    -------
Maximum sales charge (load) on purchases (%)
(as a percentage of the offering price)             [5.75]     [0.00]     [0.00]

Maximum deferred sales charge (load) on
redemptions (%) (as a percentage of the
lesser of purchase price or redemption price)       1.00(4)    [5.00]     [1.00]

Redemption fee (%) (as a percentage of
amount redeemed, if applicable)                      (5)        (5)        (5)


Annual Fund Operating Expenses (deducted directly from Fund assets)


                                                   CLASS A    CLASS B    CLASS C
                                                   -------    -------    -------
Management fee(6) (%)                               [0.75]     [0.75]     [0.75]

Distribution and service (12b-1) fees (%)           [0.25]     [1.00]     [1.00]
Other expenses (%)                                  [0.16]     [0.23]      _.__
Total annual fund operating expenses(6) (%)         [1.16]     [1.98]      _.__


Example Expenses (your actual costs may be higher or lower)


CLASS                                   1 YEAR    3 YEARS    5 YEARS    10 YEARS
-----                                   ------    -------    -------    --------
Class A                                 $[662]     $[898]    $[1,153]   $[1,881]

Class B: did not sell your shares       $[201]     $[621]    $[1,068]   $[2,094]

         sold all your shares at
         the end of the period          $[701]     $[921]    $[1,268]   $[2,094]

Class C: did not sell your shares       $_,___     $_,___     $_,___     $_,___

         sold all your shares at
         the end of the period          $_,___     $_,___     $_,___     $_,___


(3) A $10 annual fee is deducted from accounts of less than $1,000 and paid to the transfer agent.

(4) This charge applies only to certain Class A shares bought without an initial sales charge that are sold within 18 months of purchase. For certain Class A shares received by former Galaxy Fund Prime A shareholders in connection with the reorganization, the 1% CDSC will apply if the shares are sold within 12 months of the time of purchase of Prime A shares. With respect to these former Galaxy Prime A shareholders, the 1% CDSC will not apply if the shares were sold because of the death or the disability of the shareholder.

(5)  There is a $7.50 charge for wiring sale proceeds to your bank.

(6) The Fund's advisor has voluntarily agreed to waive a portion of the management fee for each share class. As a result, the actual management fee for each share class would be [0.71]% and total annual fund operating expenses for Class A, B and C shares would be [1.12]%, [1.94]% and [__.__]%, respectively. This arrangement may be modified or terminated by the advisor at any time.

Your Account


INVESTMENT MINIMUMS

Initial Investment ............     $1,000
Subsequent Investments ........     $   50
Automatic Investment Plan*.....     $   50
Retirement Plan* ..............     $   25

* The initial investment minimum of $1,000 is waived on these plans.

The Fund reserves the right to change these investment minimums. The Fund also reserves the right to refuse a purchase order for any reason, including if it believes that doing so would be in the best interest of the Fund and its shareholders.


HOW TO BUY SHARES

Your financial advisor can help you establish an appropriate investment portfolio, buy shares and monitor your investments. When the Fund receives your purchase request in "good form," your shares will be bought at the next calculated public offering price. "Good form" means that you placed your order with your brokerage firm or your payment has been received and your application is complete, including all necessary signatures.

Outlined below are the various options for buying shares:


METHOD                INSTRUCTIONS
------                ------------

Through your          Your financial advisor can help you establish your account
financial advisor     and buy Fund shares on your behalf. To receive the current trading day's price, your financial advisor firm must receive your request prior to the close of the New York
                      Stock Exchange (NYSE), usually 4:00 p.m. Eastern time.
                      Your financial advisor may charge you fees for executing the purchase for you.

By check              For new accounts send a completed application and check
(new account)         made payable to the Fund to the transfer agent, Liberty
                      Funds Services, Inc., P.O. Box 8081, Boston, MA
                      02266-8081.

By check              For existing accounts fill out and return the additional
(existing account)    investment stub included in your quarterly statement, or
                      send a letter of instruction including your Fund name and account number with a check made payable to the Fund to Liberty Funds Services, Inc., P.O. Box 8081, Boston, MA
                      02266-8081.

By exchange           You or your financial advisor may acquire shares for your
                      account by exchanging shares you own in one fund for shares of the same class of the Fund at no additional cost. There may be an additional charge if exchanging from a money market fund. To exchange by telephone, call
                      1-800-422-3737.

By wire You may purchase shares by wiring money from your bank account to your Fund account. To wire funds to your Fund account, call 1-800-422-3737 to obtain a control number and the wiring instructions.

By electronic funds   You may purchase shares by electronically transferring
transfer              money from your bank account to your Fund account by
                      calling 1-800-422-3737. An electronic funds transfer may take up to two business days to settle and be considered in "good form." You must set up this feature prior to your telephone request. Be sure to complete the appropriate section of the application.

Automatic             You can make monthly or quarterly investments
investment plan       automatically from your bank account to your Fund account.
                      You can select a pre-authorized amount to be sent via electronic funds transfer. Be sure to complete the appropriate section of the application for this feature.

Automated dollar      You can purchase shares for your account by exchanging
cost averaging        $100 or more each month from another fund for shares of
                      the same class of the Fund at no additional cost. You must have a current balance of at least $5,000 in the fund the money is coming from. The designated amount will be exchanged on the third Tuesday of each month. Exchanges will continue so long as your fund balance is sufficient to complete the transfers. You may terminate your program or change the amount of the exchange (subject to the $100 minimum) by calling 1-800-422-3737. Be sure to complete the appropriate section of the account application for this feature.

By dividend           You may automatically invest dividends distributed by
diversification       another fund into the same class of shares of the Fund at
                      no additional sales charge. To invest your dividends in the Fund, call 1-800-345-6611.

Your Account

CHOOSING A SHARE CLASS

The Fund offers three classes of shares in this prospectus -- CLASS A, B and C. Each share class has its own sales charge and expense structure. Determining which share class is best for you depends on the dollar amount you are investing and the number of years for which you are willing to invest. If your financial advisor firm does not participate in the Class B discount program, purchases of $250,000 or more but less than $1 million can be made only in Class A or Class C shares. Purchases of $1 million or more can be made only in Class A shares. Based on your personal situation, your investment advisor can help you decide which class of shares makes the most sense for you.

The Fund also offers an additional class of shares, Class Z shares, exclusively to certain institutional and other investors. Class Z shares are made available through a separate prospectus provided to eligible institutional and other investors.


SALES CHARGES

You may be subject to an initial sales charge when you purchase, or a contingent deferred sales charge (CDSC) when you sell, shares of the Fund. These sales charges are described below. In certain circumstances, the sales charge may be waived, as described below and in the Statement of Additional Information.

CLASS A SHARES Your purchases of Class A shares are made at the public offering price for these shares. This price includes a sales charge that is based on the amount of your initial investment when you open your account. The sales charge you pay on an additional investment is based on the total amount of your purchase and the current value of your account. A portion of the sales charge is paid as a commission to your financial advisor firm on the sale of Class A shares. The amount of the sales charge differs depending on the amount you invest as shown in the table below.

Class A Sales Charges

                                                                       % OF
                                                                     OFFERING
                                        AS A % OF                      PRICE
                                       THE PUBLIC       AS A %      RETAINED BY
                                        OFFERING       OF YOUR       FINANCIAL
AMOUNT OF PURCHASE                        PRICE       INVESTMENT   ADVISOR FIRM
------------------                     ----------     ----------   ------------
Less than $50,000                        [5.75]         [6.01]         _.__
$50,000 to less than $100,000            [4.50]         [4.71]         _.__
$100,000 to less than $250,000           [3.50]         [3.63]         _.__
$250,000 to less than $500,000           [2.50]         [2.56]         _.__
$500,000 to less than $1,000,000         [2.00]         [2.04]         _.__
$1,000,000 or more                       [0.00]         [0.00]         _.__

[Class A shares bought without an initial sales charge in accounts aggregating $1 million to $25 million at the time of purchase are subject to a 1.00% CDSC if the shares are sold within 18 months of the time of purchase. For Class A shares received by former Galaxy Fund Prime A shareholders in connection with the reorganization, a 1% CDSC will apply if the Prime A shares were bought without an initial sales charge in accounts aggregating $1 million or more at the time of purchase and the Class A shares are sold within 12 months of the time of purchase of the Prime A shares, unless the shares were sold because of the death or the disability of the shareholder. Subsequent Class A share purchases that bring your account value above $1 million (but less than $25 million) are subject to a CDSC if redeemed within 18 months of the date of purchase. The 18-month period begins on the first day of the month following each purchase. The CDSC does not apply to retirement plans purchasing through a fee-based program.]

There is no sales charge when you buy Class A shares if:

o    You buy shares by reinvesting your dividends and distributions.

o You buy shares with the proceeds of a redemption of Class A shares received in connection with the reorganization on which you've already paid a sales charge (as long as you buy the new shares within 90 days after selling your other shares).

Your Account

o You're an investment professional who places trades for your clients and charges them a fee.

o    You were a Galaxy shareholder before December 1, 1995.


UNDERSTANDING CONTINGENT DEFERRED SALES CHARGES

Certain investments in Class A, B and C shares are subject to a CDSC, a sales charge applied at the time you sell your shares. You will pay the CDSC only on shares you sell within a certain amount of time after purchase. The CDSC generally declines each year until there is no charge for selling shares. The CDSC is applied to the net asset value at the time of purchase or sale, whichever is lower. For purposes of calculating the CDSC, the start of the holding period is the month-end of the month in which the purchase is made. For shares received by former Galaxy Fund shareholders in connection with the reorganization of the Galaxy Fund, the start of the holding period is the first day of the month in which the purchase was made. Shares you purchase with reinvested dividends or capital gains are not subject to a CDSC. In addition, there is no CDSC when Class B shares are sold because of the death or disability of a shareholder and in certain other circumstances such as exchanges. Ask your financial advisor or Liberty's distributor, or consult the SAI, for other instances in which the CDSC is waived. When you place an order to sell shares, the Fund will automatically sell first those shares not subject to a CDSC and then those you have held the longest. This policy helps reduce and possibly eliminate the potential impact of the CDSC.


[For Class A share purchases of $1 million or more, financial advisors receive a cumulative commission from the distributor as follows:

Purchases Over $1 Million


AMOUNT PURCHASED                                           COMMISSION %
----------------                                           ------------
First $3 million                                              [1.00]
$3 million to less than $5 million                            [0.80]
$5 million to less than $25 million                           [0.50]
$25 million or more                                           [0.25]

The commission to financial advisors for Class A share purchases of $25 million or more is paid over 12 months but only to the extent the shares remain outstanding.

For Class A share purchases by participants in certain group retirement plans offered through a fee-based program, financial advisors receive a 1.00% commission from the distributor on all purchases of less than $3 million.]

REDUCED SALES CHARGES FOR LARGER INVESTMENTS There are two ways for you to pay a lower sales charge when purchasing Class A shares. The first is through Rights of Accumulation. If the combined value of the Fund accounts in all classes maintained by you, your spouse or your minor children reaches a sales charge discount level (according to the chart on the previous page), your next purchase will receive the lower sales charge. The second is by signing a Statement of Intent within 90 days of your purchase. By doing so, you would be able to pay the lower sales charge on all purchases by agreeing to invest a total of at least $50,000 within 13 months. If your Statement of Intent purchases are not completed within 13 months, you will be charged the applicable sales charge on the amount you had invested to that date. In addition, certain investors may purchase shares at a reduced sales charge or net asset value, which is the value of a fund share excluding any sales charges. See the Statement of Additional Information for a description of these situations.

CLASS B SHARES Your purchases of Class B shares are at Class B's net asset value. Class B shares have no front-end sales charge, but they do carry a CDSC that is imposed only on shares sold prior to elimination of the CDSC as shown in the applicable chart below. The CDSC generally declines each year and eventually disappears over time. The distributor pays your financial advisor firm an up-front commission on sales of Class B shares as described in the charts below.

Your Account


PURCHASES OF LESS THAN $250,000 AND CLASS B SHARES RECEIVED BY GALAXY FUND PRIME B SHAREHOLDERS IN CONNECTION WITH THE REORGANIZATION OF THE GALAXY FUND:

Class B Sales Charges


                                                          % DEDUCTED WHEN
HOLDING PERIOD AFTER PURCHASE                             SHARES ARE SOLD
-----------------------------                             ---------------
Through first year                                            [5.00]
Through second year                                           [4.00]
Through third year                                            [3.00]
Through fourth year                                           [3.00]
Through fifth year                                            [2.00]
Through sixth year                                            [1.00]
Longer than six years                                         [None]

Commission to financial advisors is [5.00]%.
Automatic conversion to Class A shares occurs eight years after purchase.


You can pay a lower CDSC and reduce the holding period when making purchases of Class B shares through a financial advisor firm which participates in the Class B share discount program for larger purchases as described in the charts below. Some financial advisor firms are not able to participate because their record keeping or transaction processing systems are not designed to accommodate these reductions. For non-participating firms, purchases of Class B shares must be less than $250,000. Consult your financial advisor to see whether it participates in the discount program for larger purchases. For participating firms, Rights of Accumulation apply, so that if the combined value of the Fund accounts in all classes maintained by you, your spouse or your minor children is at or above a discount level, your next purchase will be subject to the lower CDSC and the applicable reduced holding period. This Class B share discount program for larger purchases (as further described in the charts below) is not applicable to Class B shares received by Galaxy Fund Prime B shareholders in connection with the reorganization of the Galaxy Fund.

PURCHASES OF $250,000 TO LESS THAN $500,000:

Class B Sales Charges


                                                          % DEDUCTED WHEN
HOLDING PERIOD AFTER PURCHASE                             SHARES ARE SOLD
-----------------------------                             ---------------
Through first year                                             3.00
Through second year                                            2.00
Through third year                                             1.00
Longer than three years                                        0.00

Commission to financial advisors is 2.50%.
Automatic conversion to Class A shares occurs four years after purchase.

Your Account

PURCHASES OF $500,000 TO LESS THAN $1 MILLION:

Class B Sales Charges


                                                          % DEDUCTED WHEN
HOLDING PERIOD AFTER PURCHASE                             SHARES ARE SOLD
-----------------------------                             ---------------
Through first year                                             3.00
Through second year                                            2.00
Through third year                                             1.00

Commission to financial advisors is 1.75%.
Automatic conversion to Class A shares occurs three years after purchase.

If you exchange into a fund participating in the Class B share discount program or transfer your fund account from a financial advisor which does not participate in the program to one who does, the exchanged or transferred shares will retain the pre-existing CDSC but any additional purchases of Class B shares which, together with the exchanged or transferred account, exceed the applicable discount level will be subject to the lower CDSC and the reduced holding period for amounts in excess of the discount level. Your financial advisor will receive the lower commission for purchases in excess of the applicable discount level. If you exchange from a participating fund or transfer your account from a financial advisor that does participate in the program into a fund or financial advisor that does not, the exchanged or transferred shares will retain the pre-existing CDSC schedule and holding period but all additional purchases of Class B shares will be subject to the higher CDSC and longer holding period of the non-participating fund or applicable to the non-participating financial advisor.

CLASS C SHARES Your purchases of Class C shares are at Class C's net asset value. Although Class C shares have no front-end sales charge, they carry a CDSC of 1.00% that is applied to shares sold within the first year after they are purchased. After holding shares for one year, you may sell them at any time without paying a CDSC. The distributor pays your financial advisor firm an up-front commission of 1.00% on sales of Class C shares.

Class C Sales Charges


HOLDING PERIOD AFTER PURCHASE                  % DEDUCTED WHEN SHARES ARE SOLD
-----------------------------                  -------------------------------
Through first year                                          1.00
Longer than one year                                        0.00

Your Account

HOW TO EXCHANGE SHARES

You may exchange your shares for shares of the same share class of another fund distributed by Liberty Funds Distributor, Inc. at net asset value. If your shares are subject to a CDSC, you will not be charged a CDSC upon the exchange. However, when you sell the shares acquired through the exchange, the shares sold may be subject to a CDSC, depending upon when you originally purchased the shares you are exchanging. For purposes of computing the CDSC, the length of time you have owned your shares will be computed from the date of your original purchase and the applicable CDSC will be the CDSC of the original fund. Shareholders of Liberty Acorn funds that qualify to purchase Class A shares at net asset value may exchange their Class A shares for Class Z shares of another fund distributed by Liberty Funds Distributor, Inc. (see the Statement of Additional Information for a description of these situations). Unless your account is part of a tax-deferred retirement plan, an exchange is a taxable event, and you may realize a gain or a loss for tax purposes. The Fund may terminate your exchange privilege if the advisor determines that your exchange activity is likely to adversely impact its ability to manage the Fund. To exchange by telephone, call 1-800-422-3737.


HOW TO SELL SHARES

Your financial advisor can help you determine if and when you should sell your shares. You may sell shares of the Fund on any regular business day that the NYSE is open.

When the Fund receives your sales request in "good form," shares will be sold at the next calculated price. "Good form" means that money used to purchase your shares is fully collected. When selling shares by letter of instruction, "good form" also means (i) your letter has complete instructions, the proper signatures and signature guarantees, (ii) you have included any certificates for shares to be sold, and (iii) any other required documents are attached. For additional documents required for sales by corporations, agents, fiduciaries and surviving joint owners, please call 1-800-345-6611. Retirement plan accounts have special requirements; please call 1-800-799-7526 for more information.

The Fund will generally send proceeds from the sale to you within seven days (usually on the next business day after your request is received in "good form"). However, if you purchased your shares by check, the Fund may delay sending the proceeds from the sale of your shares for up to 15 days after your purchase to protect against checks that are returned. No interest will be paid on uncashed redemption checks. Redemption proceeds may be paid in securities, rather than in cash, under certain circumstances. For more information, see the paragraph "Non Cash Redemptions" under the section "How to Sell Shares" in the Statement of Additional Information.

Your Account


OUTLINED BELOW ARE THE VARIOUS OPTIONS FOR SELLING SHARES:

METHOD                INSTRUCTIONS
------                ------------

Through your          You may call your financial advisor to place your sell
financial advisor     order. To receive the current trading day's price, your
                      financial advisor firm must receive your request prior to the close of regular trading on the NYSE, usually 4:00 p.m. Eastern time. Your financial advisor may charge you fees for executing a redemption for you.

By exchange           You or your financial advisor may sell shares by
                      exchanging from the Fund into the same share class of another fund at no additional cost. To exchange by telephone, call 1-800-422-3737.

By telephone          You or your financial advisor may sell shares by telephone and request that a check be sent to your address of record by calling 1-800-422-3737, unless you have notified the Fund of an address change within the previous 30 days. The dollar limit for telephone sales is $100,000 in a 30-day period. You do not need to set up this feature in advance of your call. Certain restrictions apply to retirement accounts. For details, call 1-800-345-6611.

By mail You may send a signed letter of instruction or stock power form along with any share certificates to be sold to the address below. In your letter of instruction, note the Fund's name, share class, account number, and the dollar value or number of shares you wish to sell. All account owners must sign the letter, and signatures must be guaranteed by either a bank, a member firm of a national stock exchange or another eligible guarantor institution. Additional documentation is required for sales by corporations, agents, fiduciaries, surviving joint owners and individual retirement account owners. For details, call 1-800-345-6611.

                      Mail your letter of instruction to Liberty Funds Services, Inc., P.O. Box 8081, Boston, MA 02266-8081.

By wire You may sell shares and request that the proceeds be wired to your bank. You must set up this feature prior to your telephone request. Be sure to complete the appropriate section of the account application for this feature.

By systematic         You may automatically sell a specified dollar amount or
withdrawal plan       percentage of your account on a monthly, quarterly or
                      semi-annual basis and have the proceeds sent to you if your account balance is at least $5,000. This feature is not available if you hold your shares in certificate form.
                      All dividend and capital gains distributions must be reinvested. Be sure to complete the appropriate section of the account application for this feature.

By electronic         You may sell shares and request that the proceeds be
funds transfer        electronically transferred to your bank. Proceeds may take up to two business days to be received by your bank. You must set up this feature prior to your request. Be sure to complete the appropriate section of the account application for this feature.

Your Account

FUND POLICY ON TRADING OF FUND SHARES

The Fund does not permit short-term or excessive trading in its shares. Excessive purchases, redemptions or exchanges of Fund shares disrupt portfolio management and increase Fund expenses. In order to promote the best interests of the Fund, the Fund reserves the right to reject any purchase order or exchange request, particularly from market timers or investors who, in the advisor's opinion, have a pattern of short-term or excessive trading or whose trading has been or may be disruptive to the Fund. The fund into which you would like to exchange also may reject your request.

DISTRIBUTION AND SERVICE FEES

The Fund has adopted a plan under Rule 12b-1 that permits it to pay the Fund's distributor marketing and other fees to support the sale and distribution of Class A, B and C shares and certain services provided to you by your financial advisor. The annual service fee may equal up to 0.25% for each of Class A, Class B and Class C shares. The annual distribution fee may equal up to 0.75% for each of Class B and Class C shares. Distribution and service fees are paid out of the assets of these classes. Over time, these fees will reduce the return on your investment and may cost you more than paying other types of sales charges. Class B shares automatically convert to Class A shares after a certain number of years, eliminating a portion of the distribution fee upon conversion. Conversion may occur three, four or eight years after purchase, depending on the program under which you purchased your shares. See "Your Account; Sales Charges" for the conversion schedule applicable to Class B shares.

Your Account


OTHER INFORMATION ABOUT YOUR ACCOUNT

HOW THE FUND'S SHARE PRICE IS DETERMINED The price of each class of the Fund's shares is based on its net asset value. The net asset value is determined at the close of regular trading on the NYSE, usually 4:00 p.m. Eastern time, on each business day that the NYSE is open (typically Monday through Friday).

When you request a transaction, it will be processed at the net asset value (plus any applicable sales charges) next determined after your request is received in "good form" by the distributor. In most cases, in order to receive that day's price, the distributor must receive your order before that day's transactions are processed. If you request a transaction through your financial advisor firm, the firm must receive your order by the close of trading on the NYSE to receive that day's price.

The Fund determines its net asset value for each share class by dividing each class's total net assets by the number of that class's outstanding shares. In determining the net asset value, the Fund must determine the price of each security in its portfolio at the close of each trading day. [Because the Fund holds securities that are traded on foreign exchanges, the value of the Fund's securities may change on days when shareholders will not be able to buy or sell Fund shares. This will affect the Fund's net asset value on the day it is next determined.] Securities for which market quotations are available are valued each day at the current market value. However, where market quotations are unavailable, or when the advisor believes that subsequent events have made them unreliable, the Fund may use other data to determine the fair value of the securities.

You can find the daily prices of some share classes for the Fund in most major daily newspapers under the caption "Liberty." You can find daily prices for all share classes by visiting the Fund's web site at www.libertyfunds.com.

ACCOUNT FEES If your account value falls below $1,000 (other than as a result of depreciation in share value) you may be subject to an annual account fee of $10. This fee is deducted from the account in June each year. Approximately 60 days prior to the fee date, the Fund's transfer agent will send you written notification of the upcoming fee. If you add money to your account and bring the value above $1,000 prior to the fee date, the fee will not be deducted.

SHARE CERTIFICATES Share certificates are not available for Class B or C shares. Certificates will be issued for Class A shares only if requested. If you decide to hold share certificates, you will not be able to sell your shares until you have endorsed your certificates and returned them to the distributor.

Your Account

UNDERSTANDING FUND DISTRIBUTIONS

The Fund earns income from the securities it holds. The Fund also may realize capital gains or losses on sales of its securities. The Fund distributes substantially all of its net investment income and capital gains to shareholders. As a shareholder, you are entitled to a portion of the Fund's income and capital gains, generally based on the number of shares you own at the time these distributions are declared.

DIVIDENDS, DISTRIBUTIONS AND TAXES The Fund has the potential to make the following distributions:

Types of Distributions


Dividends             Represents interest and dividends earned from securities
                      held by the Fund, net of expenses incurred by the Fund.

Capital gains         Represents net long-term capital gains on sales of
                      securities held for more than 12 months and net short-term capital gains, which are gains on sales of securities held for a 12-month period or less.

DISTRIBUTION OPTIONS The Fund distributes dividends quarterly and any capital gains (including short-term capital gains) at least annually. You can choose one of the options listed in the table below for these distributions when you open your account. To change your distribution option, call 1-800-345-6611.

If you do not indicate on your application or at the time your account is established your preference for handling distributions, the Fund will automatically reinvest all distributions in additional shares of the Fund.

Distribution Options

Reinvest all distributions in additional shares of your current fund

Reinvest all distributions in shares of another fund

Receive dividends in cash (see options below) and reinvest capital gains

Receive all distributions in cash (with one of the following options):

o    send the check to your address of record

o    send the check to a third party address

o    transfer the money to your bank via electronic funds transfer

Distributions of $10 or less will automatically be reinvested in additional Fund shares. If you elect to receive distributions by check and the check is returned as undeliverable, or if you do not cash a distribution check within six months of the check date, the distribution will be reinvested in additional shares of the Fund. All subsequent distributions will be reinvested.

Your Account


TAX CONSEQUENCES Unless you are an entity exempt from income taxes, regardless of whether you receive your distributions in cash or reinvest them in additional Fund shares, all Fund distributions are subject to federal income tax. Depending on the state where you live, distributions may also be subject to state and local income taxes.

In general, any distributions of dividends, interest and short-term capital gains are taxable as ordinary income. Distributions of long-term capital gains are generally taxable as such, regardless of how long you have held your Fund shares. You will be provided with information each year regarding the amount of ordinary income and capital gains distributed to you for the previous year and any portion of your distribution which is exempt from state and local taxes. Your investment in the Fund may have additional personal tax implications. Please consult your tax advisor about foreign, federal, state, local or other applicable tax laws.

In addition to the dividends and capital gains distributions made by the Fund, you may realize a capital gain or loss when selling and exchanging shares of the Fund. Such transactions may also be subject to federal, state and local income tax.

MANAGING THE FUND

INVESTMENT ADVISOR

Fleet Investment Advisors Inc. (Fleet), located at 100 Federal Street, Boston, Massachusetts 02110, is the Fund's investment advisor. In its duties as investment advisor, Fleet runs the Fund's day-to-day business, including placing all orders for the purchase and sale of the Fund's portfolio securities. Fleet has been an investment advisor since 1984. Fleet also provides investment management and advisory services to individual and institutional clients. As of December 31, 2001, Fleet managed over $166 billion in assets.

For the fiscal year or period ended October 31, 2001, aggregate advisory fees paid to Fleet by the Fund amounted to 0.74% of average daily net assets of the Fund.


PORTFOLIO MANAGER

Robert G. Armknecht, CFA, an Executive Vice President of Fleet, is the manager for the Fund and has managed the Fund since it commenced operations in 1990. Mr. Armknecht has been with Fleet and its predecessors since 1988.

Notes


FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the Fund's financial performance. Information is shown for each fiscal year in the life of the Fund, which run from November 1 to October 31. Information shown for Class A and Class B shares is that of the Prime A and Prime B shares, respectively, of the Galaxy Fund. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that you would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information [is included in/has been derived from] the Fund's financial statements which, for the three years ended October 31, 2001, have been audited by Ernst & Young LLP, independent auditors, whose report, along with the Fund's financial statements, is included in the Fund's annual report. You can request a free annual report by calling 1-800-426-3750.


                                                                           Year ended October 31,
                                                                 ---------------------------------------

                                                                  2001             2000           1999
                                                                 Class A          Class A        Class A
                                                                 -------          -------        -------
Net asset value --
Beginning of period ($)                                           [32.31]          [28.95]        [24.49]

INCOME FROM INVESTMENT OPERATIONS ($):
Net investment income (loss) (b)                                 [(0.02)]         [(0.05)](a)    [(0.01)]
Net realized and unrealized gain (loss)                          [(8.92)]           [5.13]         [6.37]
Total from Investment Operations                                 [(8.94)]           [5.08]         [6.36]

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS ($):
From net realized gains                                          [(3.63)]         [(1.72)]       [(1.90)]
Total Distributions
Declared to Shareholders                                         [(3.63)]         [(1.72)]       [(1.90)]
Net asset value --
End of period ($)                                                 [19.74]          [32.31]        [28.95]
Total return (%)(c) (d)                                         [(30.43)]        [(18.36)]        [27.30]

RATIOS TO AVERAGE
NET ASSETS (%):
Expenses [excluding reimbursement/waiver]                          [1.16]           [1.23]         [1.28]
Net investment income [including reimbursement/waiver]           [(0.10)]         [(0.17)]       [(0.05)]
[Operating expenses including] Waiver/reimbursement                [1.13]           [1.12]         [1.14]
Portfolio turnover rate (%)                                          [48]             [54]           [53]
Net assets, end of period (000's) ($)                               [671]            [142]          [107]


(a) Per share data was calculated using the [weighted average shares outstanding method] during the period.

(b) Net investment income (loss) per share before reimbursement/waiver of fees by the advisor and/or its affiliates and/or the administrator for Class A shares for the years ended October 31, 2001, 2000 and 1999 were $(0.03), $(0.09)(a) and $(0.04), respectively.

(c) [Total return at net asset value assuming all distributions reinvested and no contingent deferred sales charge].

(d) Had the advisor not waived a portion of the expenses, total return would have been lower.

Notes


                                                                         Year ended October 31,
                                                                 -------------------------------------
                                                                  2001           2000           1999
                                                                 Class B        Class B        Class B
                                                                 -------        -------        -------
Net asset value --
Beginning of period ($)                                          [31.94]         [28.84]        [24.49]

INCOME FROM INVESTMENT OPERATIONS ($):
Net investment income (loss) (b)                                 [(0.19)]       [(0.29)](a)    [(0.10)]
Net realized and unrealized gain (loss)                          [(8.80)]         [5.11]         [6.35]
Total from Investment Operations                                 [(8.99)]         [4.82]         [6.25]

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS ($):
From net realized gains                                          [(3.63)]       [(1.72)]       [(1.90)]
Total Distributions
Declared to Shareholders                                         [(3.63)]       [(1.72)]       [(1.90)]
Net asset value --
End of period ($)                                                 [19.32]        [31.94]        [28.84]
Total return (%)(c) (d)                                         [(31.00)]        [17.48]        [26.79]

RATIOS TO AVERAGE
NET ASSETS (%):
Expenses [excluding reimbursement/waiver]                          [1.98]         [2.02]         [2.19]
Net investment income [including reimbursement/waiver]           [(0.92)]       [(0.92)]       [(0.78)]
[Operating expenses including] Waiver/reimbursement                [1.95]         [1.87]         [1.87]
Portfolio turnover rate (%)                                          [48]           [54]           [53]
Net assets, end of period (000's) ($)                               [309]          [450]          [246]


(a) Per share data was calculated using the [weighted average shares outstanding method] during the period.

(b) Net investment income (loss) per share before reimbursement/waiver of fees by the advisor and/or its affiliates and/or the administrator for Class A shares for the years ended October 31, 2001, 2000 and 1999 were $(0.20), $(0.34)(a) and $(0.14), respectively.

(c) [Total return at net asset value assuming all distributions reinvested and no contingent deferred sales charge].

(d) Had the advisor not waived a portion of the expenses, total return would have been lower.

                                     Notes

                                     Notes

FOR MORE INFORMATION

Additional information about the Fund's investments [will be published] is available in the Fund's semi-annual and annual reports to shareholders. The annual report [will] contain[s] a discussion of the market conditions and investment strategies that significantly affected the Fund's performance over its last fiscal year.

You may wish to read the Statement of Additional Information for more information on the Fund and the securities in which it invests. The Statement of Additional Information is incorporated into this prospectus by reference, which means that it is considered to be part of this prospectus.

You can get free copies of reports and the Statement of Additional Information, request other information and discuss your questions about the Fund by writing or calling the Fund's distributor at:

Liberty Funds Distributor, Inc.
One Financial Center
Boston, MA 02111-2621
1-800-426-3750
 www.libertyfunds.com

Text-only versions of all Fund documents can be viewed online or downloaded from the EDGAR database on the Securities and Exchange Commission internet site at WWW.SEC.GOV.

You can review and copy information about the Fund by visiting the following location, and you can obtain copies, upon payment of a duplicating fee by electronic request at the E-mail address publicinfo@sec.gov or by writing the:

Public Reference Room
Securities and Exchange Commission
Washington, DC 20549-0102

Information on the operation of the Public Reference Room may be obtained by calling 1-202-942-8090.


INVESTMENT COMPANY ACT FILE NUMBER:

Liberty-Stein Roe Funds Investment Trust: 811-4978

o Liberty Equity Growth Fund (formerly named Galaxy Equity Growth Fund)


--------------------------------------------------------------------------------

        [LIBERTYFUNDS LOGO]

                A Member of Columbia Management Group

                (C) 2002 Liberty Funds Distributor, Inc.
                A Member of Columbia Management Group
                One Financial Center, Boston, MA 02111-2621
[Job Code]      800-426-3750 www.libertyfunds.com

LIBERTY EQUITY GROWTH FUND                    PROSPECTUS, ________________, 2002


CLASS Z SHARES

Advised by Fleet Investment Advisors Inc.


Only eligible investors may purchase Class Z shares. See "Your Account - Eligible Investors" for more information.

Although these securities have been registered with the Securities and Exchange Commission, the Commission has not approved or disapproved any shares offered in this prospectus or determined whether this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.


                               TABLE OF CONTENTS

THE FUND ..................................................................  XX
Investment Goal ...........................................................  xx
Principal Investment Strategies ...........................................  xx
Principal Investment Risks ................................................  xx
Performance History .......................................................  xx
Your Expenses .............................................................  xx

YOUR ACCOUNT ..............................................................  XX
How to Buy Shares .........................................................  xx
Eligible Investors ........................................................  xx
Sales Charges .............................................................  xx
How to Exchange Shares ....................................................  xx
How to Sell Shares ........................................................  xx
Fund Policy on Trading of Fund Shares .....................................  xx
Other Information About Your Account ......................................  xx

MANAGING THE FUND .........................................................  XX
Investment Advisor ........................................................  xx
Portfolio Manager .........................................................  xx

FINANCIAL HIGHLIGHTS ......................................................  XX

Not FDIC Insured
May Lose Value
No Bank Guarantee

THE FUND

GROWTH STOCKS offer strong revenue and earnings potential, and accompanying capital growth, with generally less dividend income than value stocks.


INVESTMENT GOAL

The Fund seeks long-term capital appreciation.


PRINCIPAL INVESTMENT STRATEGIES

Under normal circumstances, the Fund invests at least 80% of its net assets plus any borrowings for investment purposes in a broadly diversified portfolio of equity securities, primarily common stocks and securities that can be converted into common stocks. The Fund invests mainly in the securities of U.S. issuers, but may invest up to 20% of its total assets in foreign securities.

The Fund invests mainly in companies which the Fund's investment advisor believes will have faster earnings growth than the economy in general. The advisor looks for large-capitalization companies (generally over $2 billion) in growing industries, focusing on technological advances, good product development, strong management and other factors which support future growth. The advisor seeks out companies that have a history of strong earnings growth and are projected to continue a similar pattern of growth over the next three to five years.

The Fund will sell a security if there is an adverse change in the projected earnings growth of the company issuing the security. A security will also be sold when, as a result of changes in the economy or the performance of the security or other circumstances, the advisor believes that holding the security is no longer consistent with the Fund's investment goal.

At times, the advisor may determine that adverse market conditions make it desirable to suspend temporarily the Fund's normal investment activities. During such times, the Fund may, but is not required to, invest in cash or high-quality, short-term debt securities, without limit. Taking a temporary defensive position may prevent the Fund from achieving its investment goal.

In seeking to achieve its investment goal, the Fund may invest in various types of securities and engage in various investment techniques which are not the principal focus of the Fund and, therefore, are not described in this prospectus. These types of securities and investment practices are identified and discussed in the Fund's Statement of Additional Information, which you may obtain free of charge (see back cover). Approval by the Fund's shareholders is not required to modify or change the Fund's investment goal or investment strategies.

The Fund


PRINCIPAL INVESTMENT RISKS

The principal risks of investing in the Fund are described below. There are many circumstances (including additional risks that are not described here) which could prevent the Fund from achieving its investment goal. You may lose money by investing in the Fund.

Management risk means that the advisor's stock selections and other investment decisions might produce losses or cause the Fund to underperform when compared to other funds with a similar investment goal. Market risk means that security prices in a market, sector or industry may fall, reducing the value of your investment. Because of management and market risk, there is no guarantee that the Fund will achieve its investment goal or perform favorably compared with comparable funds.

Issuer risk is the possibility that changes in the financial condition of the issuer of a security, changes in general economic conditions, or changes in economic conditions that affect the issuer may impact its actual or perceived willingness or ability to make timely payments of interest or principal. This could result in a decrease in the price of the security and in some cases a decrease in income.

Interest rate risk is the risk of a change in the price of a bond when prevailing interest rates increase or decline. In general, if interest rates rise, bond prices fall, and if interest rates fall, bond prices rise. Changes in the values of bonds usually will not affect the amount of income the Fund receives from them but will affect the value of the Fund's shares. Interest rate risk is generally greater for bonds with longer maturities.

Since it purchases equity securities, the Fund is subject to equity risk. This is the risk that stock prices will fall over short or extended periods of time. Although the stock market has historically outperformed other asset classes over the long term, the equity market tends to move in cycles. Individual stock prices may fluctuate drastically from day-to-day and may underperform other asset classes over an extended period of time. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These price movements may result from factors affecting individual companies, industries or the securities market as a whole.

Growth stocks are stocks of companies believed to have above-average potential for growth in revenue and earnings. Prices may be more sensitive to changes in current or expected earnings than the prices of other stocks. Growth stocks may not perform as well as value stocks or the stock market in general.

[CONVERTIBLE SECURITIES ARE SECURITIES THAT CAN BE CONVERTED INTO COMMON STOCK, SUCH AS CERTAIN DEBT SECURITIES AND PREFERRED STOCK. CONVERTIBLE SECURITIES ARE SUBJECT TO THE USUAL RISKS ASSOCIATED WITH FIXED INCOME INVESTMENTS, SUCH AS INTEREST RATE RISK AND CREDIT RISK. IN ADDITION, BECAUSE THEY REACT TO CHANGES IN THE VALUE OF THE EQUITY SECURITIES INTO WHICH THEY WILL CONVERT, CONVERTIBLE SECURITIES ARE ALSO SUBJECT TO MARKET RISK.]

The Fund


Foreign securities are subject to special risks. Foreign markets can be extremely volatile. Fluctuations in currency exchange rates may impact the value of foreign securities without a change in the intrinsic value of those securities. The liquidity of foreign securities may be more limited than domestic securities, which means that the Fund may, at times, be unable to sell foreign securities at desirable prices. Brokerage commissions, custodial fees and other fees are generally higher for foreign investments. The Fund may have limited legal recourse in the event of default with respect to certain debt securities issued by foreign governments. In addition, foreign governments may impose withholding taxes which would reduce the amount of income and capital gains available to distribute to shareholders. Other risks include the following: possible delays in the settlement of transactions or in the notification of income; less publicly available information about companies; the impact of political, social or diplomatic events; possible seizure, expropriation or nationalization of the company or its assets; and possible imposition of currency exchange controls.

An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

The Fund

PERFORMANCE HISTORY

The bar chart below shows changes in the Fund's calendar year total returns for its Class Z shares. The performance table following the bar chart shows how the Fund's average annual returns for Class Z shares compare with those of a broad measure of market performance for 1 year, 5 years and 10 years.(1) The chart and table are intended to illustrate some of the risks of investing in the Fund by showing the changes in the Fund's performance. All returns include the reinvestment of dividends and distributions. Performance results include the effect of expense reduction arrangements. If these arrangements had not been in place, the performance results would have been lower. Any expense reduction arrangements may be discontinued at any time. As with all mutual funds, past performance (before and after taxes) does not predict the Fund's future performance. Returns and value of an investment will vary, resulting in a gain or a loss on sale.


Calendar Year Total Returns (Class Z)(1)

 40.00%
                            34.29%        30.97%
 30.00%                                          26.15% 26.55%

 20.00%                            20.95%

 10.00%
        6.11%  5.37%
  0.00%               0.72%                                    -1.26%

-10.00%
                                                                      -18.60%
-20.00%

-30.00%
         1992   1993   1994   1995   1996   1997   1998   1999   2000    2001



The Fund's year-to-date total return through June 30, 2002 was +/-__.__%.

For period shown in bar chart:
Best quarter: 4th quarter 1998, +24.20%
Worst quarter: 3rd quarter 2001, -17.17%

The Fund


UNDERSTANDING PERFORMANCE

CALENDAR YEAR TOTAL RETURNS show the Fund's Class Z share performance for each of the last ten complete calendar years. They include the effects of Fund expenses.

AVERAGE ANNUAL TOTAL RETURNS are a measure of the Fund's average performance over the past one-year, five-year and ten-year periods. They include the effects of Fund expenses.

The Fund's returns are compared to the S&P 500 Index, an unmanaged index that tracks the performance of 500 widely held common stocks listed on the New York Stock Exchange, the American Stock Exchange and NASDAQ. The S&P 500 is heavily weighted with the stocks of large companies. Unlike the Fund, indices are not investments, do not incur fees, expenses or taxes and are not professionally managed.


After-tax returns are calculated using the historical highest individual federal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and may not be relevant to investors who hold Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.


Average Annual Total Returns -- For Periods Ended December 31, 2001(1)

                                INCEPTION
                                   DATE        1 YEAR      5 YEARS      10 YEARS
                                ---------      ------      -------      --------

Class Z (%)                      12/14/90
    Return Before Taxes                       [-18.60]      [8.63]       [8.63]
    Return After Taxes on
       Distributions                          [-18.60]      [7.47]       [7.47]
    Return After Taxes on
       Distributions and Sale
       of Fund Shares                         [-11.33]      [5.81]       [5.81]

S&P 500 Index (%)                  N/A         -11.88       10.70        12.93



(1) [The returns shown include the returns of Trust shares of the Galaxy Equity Growth Fund, the predecessor to the Fund (the "Galaxy Fund"), for periods prior to [date of this prospectus].]

The Fund

UNDERSTANDING EXPENSES

ANNUAL FUND OPERATING EXPENSES are paid by the Fund. They include management and administration fees and other administrative costs including pricing and custody services.

EXAMPLE EXPENSES help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. The table does not take into account any expense reduction arrangements discussed in the footnotes to the Annual Fund Operating Expenses table. It uses the following hypothetical conditions:

o    $10,000 initial investment

o    5% total return for each year

o    Fund operating expenses remain the same

o    Assumes reinvestment of all dividends and distributions



YOUR EXPENSES

Expenses are one of several factors to consider before you invest in a mutual fund. The tables below describe the fees and expenses you may pay when you buy, hold and sell shares of the Fund.


Shareholder Fees (2) (Paid Directly From Your Investment)


Maximum sales charge (load) on purchases (%)
(as a percentage of the offering price)                0.00

Maximum deferred sales charge (load) on
redemptions (%) (as a percentage of the
lesser of purchase price or redemption price)          0.00

Redemption fee (%) (as a percentage of
amount redeemed, if applicable)                        (3)


Annual Fund Operating Expenses (Deducted Directly From Fund Assets)


Management fee (4) (%)                                [0.75]

Distribution and service (12b-1) fees (%)              0.00

Other expenses (%)                                    [0.19]

Total annual fund operating expenses (4) (%)          [0.94]



Example Expenses (your actual costs may be higher or lower)

       1 YEAR              3 YEARS            5 YEARS            10 YEARS
       ------              -------            -------            --------

       $[96]               $[300]              $[520]            $[1,155]



(2) A $10 annual fee is deducted from accounts of less than $1,000 and paid to the transfer agent.

(3)  There is a $7.50 charge for wiring sale proceeds to your bank.

(4) The Fund's advisor has voluntarily agreed to waive a portion of the management fee for Class Z shares. As a result, the actual management fee for Class Z shares would be 0.71% and total annual fund operating expenses for Class Z shares would be 0.90%. This arrangement may be modified or terminated by the advisor at any time.

YOUR ACCOUNT


HOW TO BUY SHARES

Your financial advisor can help you establish an appropriate investment portfolio, buy shares and monitor your investments. When the Fund receives your purchase request in "good form," your shares will be bought at the next calculated price. "Good form" means that you placed your order with your brokerage firm or your payment has been received and your application is complete, including all necessary signatures.


Outlined below are the various options for buying shares:

METHOD                INSTRUCTIONS
------                ------------
Through your          Your financial advisor can help you establish your account
financial advisor     and buy Fund shares on your behalf.  To receive the
                      current trading day's price, your financial advisor firm must receive your request prior to the close of the New
                      York Stock Exchange (NYSE), usually 4:00 p.m. Eastern time. Your financial advisor may charge you fees for executing the purchase for you.

By check              For new accounts send a completed application and check
(new account)         made payable to the Fund to the transfer agent, Liberty
                      Funds Services, Inc., P.O. Box 8081, Boston, MA
                      02266-8081.

By check              For existing accounts fill out and return the additional
(existing account)    investment stub included in your quarterly statement, or
                      send a letter of instruction including your Fund name and account number with a check made payable to the Fund to Liberty Funds Services, Inc., P.O. Box 8081, Boston, MA
                      02266-8081.

By exchange           You or your financial advisor may acquire shares for your
                      account by exchanging shares you own in one fund for shares of the same class or Class A of the Fund at no additional cost. There may be an additional charge if exchanging from a money market fund. To exchange by telephone, call 1-800-422-3737.

By wire You may purchase shares by wiring money from your bank account to your Fund account. To wire funds to your Fund account, call 1-800-422-3737 to obtain a control number and the wiring instructions.

By electronic funds   You may purchase shares by electronically transferring
transfer              money from your bank account to your Fund account by
                      calling 1-800-422-3737. An electronic funds transfer may take up to two business days to settle and be considered in "good form." You must set up this feature prior to your telephone request. Be sure to complete the appropriate section of the application.

Automatic             You can make monthly or quarterly investments
investment plan       automatically from your bank account to your Fund account.
                      You can select a pre-authorized amount to be sent via electronic funds transfer. Be sure to complete the appropriate section of the application for this feature.

Automated dollar      You can purchase shares for your account by exchanging
cost averaging        $100 or more each month from another fund for shares of
                      the same class of the Fund at no additional cost. You must have a current balance of at least $5,000 in the fund the money is coming from. The designated amount will be exchanged on the third Tuesday of each month. Exchanges will continue so long as your fund balance is sufficient to complete the transfers. You may terminate your program or change the amount of the exchange (subject to the $100 minimum) by calling 1-800-422-3737. Be sure to complete the appropriate section of the account application for this feature.

By dividend           You may automatically invest dividends distributed by
diversification       another fund into the same class of shares of the Fund at
                      no additional sales charge. To invest your dividends in the Fund, call 1-800-345-6611.

Your Account


ELIGIBLE INVESTORS

Only Eligible Investors may purchase Class Z shares of the Fund, directly or by exchange. The Eligible Investors described below are subject to different minimum initial investment requirements. Eligible Investors and their applicable investment minimums are as follows:

$1,000 minimum initial investment

o any shareholder of a Columbia Fund (i) whose shares were redesignated as Class Z shares and (ii) who has since then continued to own shares of any funds distributed by Liberty Funds Distributor, Inc.;

o any shareholder of a Stein Roe Fund (i) whose shares were redesignated as Class Z shares or who received Class Z shares of another fund distributed by Liberty Funds Distributor, Inc. in exchange for his or her shares in the Stein Roe Fund in connection with a reorganization involving such Stein Roe Fund and the other fund, and (ii) who has since then continued to own shares of any funds distributed by Liberty Funds Distributor, Inc.;

o any shareholder (or family member of such shareholder) who owned shares of any of the funds of Liberty Acorn Trust on September 29, 2000 (when all of the then outstanding shares of Liberty Acorn Trust were re-designated Class Z shares) and who has since then continued to own shares of any funds distributed by Liberty Funds Distributor, Inc.;

o any trustee of Liberty Acorn Trust, any employee of Liberty Wanger Asset Management, L.P., or a member of the family of such trustee or employee; and

o any person or entity listed in the account registration for any account (such as joint owners, trustees, custodians and designated beneficiaries) that held shares of any of the funds of Liberty Acorn Trust on September 29, 2000 and that has since then continued to own shares of any fund distributed by Liberty Funds Distributor, Inc.

$100,000 minimum initial investment

o clients of broker-dealers or registered investment advisors that both recommend the purchase of Fund shares and charge such clients an asset-based fee;

o any insurance company, trust company or bank purchasing shares for its own account;

o    any endowment, investment company or foundation; and

o clients of investment advisory affiliates of the distributor provided that the clients meet certain criteria established by the distributor and its affiliates.

Your Account


No minimum initial investment

o a retirement plan (or the custodian for such plan) with aggregate plan assets of at least $5 million at the time of purchase and which purchases shares directly from the distributor or through a third-party broker-dealer;

o any person investing all or part of the proceeds of a distribution, rollover or transfer of assets into a Liberty Individual Retirement Account, from any deferred compensation plan which was a shareholder of any of the funds of Liberty Acorn Trust on September 29, 2000, in which the investor was a participant and through which the investor invested in one or more of the funds of Liberty Acorn Trust immediately prior to the distribution, transfer or rollover; and

o clients of the distributor's banking affiliate that meet certain wealth management criteria.

The Fund reserves the right to change the criteria for eligible investors and these investment minimums. No minimum investment applies to accounts participating in the automatic investment plan. The Fund also reserves the right to refuse a purchase order for any reason, including if it believes that doing so would be in the best interest of the Fund and its shareholders.

CHOOSING A SHARE CLASS

The Fund offers one class of shares in this prospectus -- CLASS Z.

The Fund also offers five additional classes of shares -- Class A, B, C, T and G shares are available through separate prospectuses. Each share class has its own sales charge and expense structure. Determining which share class is best for you depends on the dollar amount you are investing and the number of years for which you are willing to invest. Based on your personal situation, your investment advisor can help you decide which class of shares makes the most sense for you. In general, anyone who is eligible to purchase Class Z shares, which do not incur Rule 12b-1 fees or sales charges, should do so in preference over other classes.

SALES CHARGES

Your purchases of Class Z shares are at net asset value, which is the value of a Class Z share excluding any sales charge. Class Z shares are not subject to an initial sales charge when purchased or a contingent deferred sales charge when sold.


HOW TO EXCHANGE SHARES

You may exchange your shares for Class Z or Class A shares of another fund distributed by Liberty Funds Distributor, Inc. at net asset value. Unless your account is part of a tax-deferred retirement plan, an exchange is a taxable event, and you may realize a gain or a loss for tax purposes. The Fund may terminate your exchange privilege if the advisor determines that your exchange activity is likely to adversely impact its ability to manage the Fund. To exchange by telephone, call 1-800-422-3737.


HOW TO SELL SHARES

Your financial advisor can help you determine if and when you should sell your shares. You may sell shares of the Fund on any regular business day that the NYSE is open.

When the Fund receives your sales request in "good form," shares will be sold at the next calculated price. "Good form" means that money used to purchase your shares is fully collected. When selling shares by letter of instruction, "good form" also means (i) your letter has complete instructions, the proper signatures and signature guarantees, and (ii) any other required documents are attached. For additional documents required for sales by corporations, agents, fiduciaries and surviving joint owners, please call

Your Account

1-800-345-6611. Retirement plan accounts have special requirements; please call 1-800-799-7526 for more information.

The Fund will generally send proceeds from the sale to you within seven days (usually on the next business day after your request is received in "good form"). However, if you purchased your shares by check, the Fund may delay sending the proceeds from the sale of your shares for up to 15 days after your purchase to protect against checks that are returned. No interest will be paid on uncashed redemption checks. Redemption proceeds may be paid in securities, rather than in cash, under certain circumstances. For more information, see the paragraph "Non Cash Redemptions" under the section "How to Sell Shares" in the Statement of Additional Information.


Outlined below are the various options for selling shares:

METHOD                INSTRUCTIONS
------                ------------

Through your          You may call your financial advisor to place your sell
financial advisor     order. To receive the current trading day's price, your
                      financial advisor firm must receive your request prior to the close of regular trading on the NYSE, usually 4:00 p.m. Eastern time. Your financial advisor may charge you fees for executing a redemption for you.

By exchange           You or your financial advisor may sell shares by
                      exchanging from the Fund into Class Z shares or Class A shares of another fund at no additional cost. To exchange by telephone, call 1-800-422-3737.

By telephone          You or your financial advisor may sell shares by telephone and request that a check be sent to your address of record by calling 1-800-422-3737, unless you have notified the Fund of an address change within the previous 30 days. The dollar limit for telephone sales is $100,000 in a 30-day period. You do not need to set up this feature in advance of your call. Certain restrictions apply to retirement accounts. For details, call 1-800-345-6611.

By mail You may send a signed letter of instruction to the address below. In your letter of instruction, note the Fund's name, share class, account number, and the dollar value or number of shares you wish to sell. All account owners must sign the letter, and signatures must be guaranteed by either a bank, a member firm of a national stock exchange or another eligible guarantor institution. Additional documentation is required for sales by corporations, agents, fiduciaries, surviving joint owners and individual retirement account owners. For details, call 1-800-345-6611.

                      Mail your letter of instruction to Liberty Funds Services, Inc., P.O. Box 8081, Boston, MA 02266-8081.

By wire You may sell shares and request that the proceeds be wired to your bank. You must set up this feature prior to your telephone request. Be sure to complete the appropriate section of the account application for this feature.

By systematic         You may automatically sell a specified dollar amount or
withdrawal plan       percentage of your account on a monthly, quarterly or
                      semi-annual basis and have the proceeds sent to you if your account balance is at least $5,000. All dividend and capital gains distributions must be reinvested. Be sure to complete the appropriate section of the account application for this feature.

By electronic         You may sell shares and request that the proceeds be
funds transfer        electronically transferred to your bank. Proceeds may take up to two business days to be received by your bank. You must set up this feature prior to your request. Be sure to complete the appropriate section of the account application for this feature.

Your Account



FUND POLICY ON TRADING OF FUND SHARES

The Fund does not permit short-term or excessive trading in its shares. Excessive purchases, redemptions or exchanges of Fund shares disrupt portfolio management and increase Fund expenses. In order to promote the best interests of the Fund, the Fund reserves the right to reject any purchase order or exchange request, particularly from market timers or investors who, in the advisor's opinion, have a pattern of short-term or excessive trading or whose trading has been or may be disruptive to the Fund. The fund into which you would like to exchange also may reject your request.


OTHER INFORMATION ABOUT YOUR ACCOUNT

HOW THE FUND'S SHARE PRICE IS DETERMINED The price of the Fund's Class Z shares is based on its net asset value. The net asset value is determined at the close of regular trading on the NYSE, usually 4:00 p.m. Eastern time, on each business day that the NYSE is open (typically Monday through Friday).

When you request a transaction, it will be processed at the net asset value next determined after your request is received in "good form" by the distributor. In most cases, in order to receive that day's price, the distributor must receive your order before that day's transactions are processed. If you request a transaction through your financial advisor firm, the firm must receive your order by the close of trading on the NYSE to receive that day's price.

The Fund determines its net asset value for its Class Z shares by dividing total net assets attributable to Class Z shares by the number of outstanding Class Z shares. In determining the net asset value, the Fund must determine the price of each security in its portfolio at the close of each trading day. Because the Fund holds securities that are traded on foreign exchanges, the value of the Fund's securities may change on days when shareholders will not be able to buy or sell Fund shares. This will affect the Fund's net asset value on the day it is next determined. Securities for which market quotations are available are valued each day at the current market value. However, where market quotations are unavailable, or when the advisor believes that subsequent events have made them unreliable, the Fund may use other data to determine the fair value of the securities.

You can find the daily prices of some share classes for the Fund in most major daily newspapers under the caption "Liberty." You can find daily prices for all share classes by visiting the Fund's web site at www.libertyfunds.com.

ACCOUNT FEES If your account value falls below $1,000 (other than as a result of depreciation in share value) you may be subject to an annual account fee of $10. This fee is deducted from the account in June each year. Approximately 60 days prior to the fee date, the Fund's transfer agent will send you written notification of the upcoming fee. If you add money to your account and bring the value above $1,000 prior to the fee date, the fee will not be deducted.

SHARE CERTIFICATES Share certificates are not available for Class Z shares.

Your Account

DIVIDENDS, DISTRIBUTIONS AND TAXES The Fund has the potential to make the following distributions:

UNDERSTANDING FUND DISTRIBUTIONS

The Fund earns income from the securities it holds. The Fund also may realize capital gains or losses on sales of its securities. The Fund distributes substantially all of its net investment income and capital gains to shareholders. As a shareholder, you are entitled to a portion of the Fund's income and capital gains, generally based on the number of shares you own at the time these distributions are declared.

Types of Distributions

Dividends             Represents interest and dividends earned from securities
                      held by the Fund, net of expenses incurred by the Fund.

Capital gains         Represents net long-term capital gains on sales of
                      securities held for more than 12 months and net short-term capital gains, which are gains on sales of securities held for a 12-month period or less.


DISTRIBUTION OPTIONS The Fund distributes dividends quarterly and any capital gains (including short-term capital gains) at least annually. You can choose one of the options listed in the table below for these distributions when you open your account. To change your distribution option, call 1-800-345-6611.

If you do not indicate on your application or at the time your account is established your preference for handling distributions, the Fund will automatically reinvest all distributions in additional shares of the Fund.


Distribution Options

Reinvest all distributions in additional shares of your current fund

Reinvest all distributions in shares of another fund

Receive dividends in cash (see options below) and reinvest capital gains

Receive all distributions in cash (with one of the following options):

o    send the check to your address of record

o    send the check to a third party address

o    transfer the money to your bank via electronic funds transfer

Distributions of $10 or less will automatically be reinvested in additional Fund shares. If you elect to receive distributions by check and the check is returned as undeliverable, or if you do not cash a distribution check within six months of the check date, the distribution will be reinvested in additional shares of the Fund. All subsequent distributions will be reinvested.

Your Account




TAX CONSEQUENCES Unless you are an entity exempt from income taxes, regardless of whether you receive your distributions in cash or reinvest them in additional Fund shares, all Fund distributions are subject to federal income tax. Depending on the state where you live, distributions may also be subject to state and local income taxes.

In general, any distributions of dividends, interest and short-term capital gains are taxable as ordinary income. Distributions of long-term capital gains are generally taxable as such, regardless of how long you have held your Fund shares. You will be provided with information each year regarding the amount of ordinary income and capital gains distributed to you for the previous year and any portion of your distribution which is exempt from state and local taxes. Your investment in the Fund may have additional personal tax implications. Please consult your tax advisor about foreign, federal, state, local or other applicable tax laws.

In addition to the dividends and capital gains distributions made by the Fund, you may realize a capital gain or loss when selling and exchanging shares of the Fund. Such transactions may also be subject to federal, state and local income tax.

MANAGING THE FUND


INVESTMENT ADVISOR

Fleet Investment Advisors Inc. (Fleet), located at 100 Federal Street, Boston, Massachusetts 02110, is the Fund's investment advisor. In its duties as investment advisor, Fleet runs the Fund's day-to-day business, including placing all orders for the purchase and sale of the Fund's portfolio securities. Fleet has been an investment advisor since 1984. Fleet also provides investment management and advisory services to individual and institutional clients. As of December 31, 2001, Fleet managed over $166 billion in assets.

For the fiscal year or period ended October 31, 2001, aggregate advisory fees paid to Fleet by the Fund amounted to 0.74% of average daily net assets of the Fund.


PORTFOLIO MANAGER

Robert G. Armknecht, CFA, an Executive Vice President of Fleet, is the manager for the Fund and has managed the Fund since it commenced operations in 1990. Mr. Armknecht has been with Fleet and its predecessors since 1988.

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the Fund's Class Z financial performance. Information is shown for the last five fiscal years, which run from November 1 to October 31. The information shown is that of the Trust shares of the Galaxy Fund. Certain information reflects financial results for a single Class Z share. The total returns in the table represent the rate that you would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information is included in the Fund's financial statements which, for the fiscal years ended on or after October 31, 1999, have been audited by Ernst & Young LLP, independent auditors, whose report, along with the Fund's financial statements, is included in the Fund's annual report. The information for periods ended on or prior to October 31, 1998 has been audited by [other/Galaxy's former,] independent auditors [, whose report expressed an unqualified opinion on those financial statements and highlights.] You can request a free annual report by calling 1-800-426-3750



The Fund

                                                                                  Year ended October 31,
                                                           ---------------------------------------------------------------------
                                                            2001           2000           1999            1998            1997
                                                           Class Z       Class Z        Class Z          Class Z         Class Z
                                                           -------      ---------      ---------         -------         -------
 Net asset value --
 Beginning of period ($)                                    [32.61]        [29.15]        [24.52]         [25.17]         [20.39]

 INCOME FROM INVESTMENT OPERATIONS ($):

 Net investment income (loss) (a)                            [0.02]         [0.01](d)      [0.03]          [0.09]          [0.16]
 Net realized and unrealized gain (loss)                   [(9.01)]         [5.18]         [6.50]          [3.20]          [6.06]
 Total from Investment Operations                          [(8.99)]         [5.19]         [6.53]          [3.29]          [6.22]

 LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS ($):
 From net investment income                                    [--]       [(0.01)]           [--]        [(0.09)]        [(0.16)]

 In excess of net investment income                            [--]           [--]           [--]        [(0.01)]            [--]
 From net realized capital gains                           [(3.63)]       [(1.72)]       [(1.90)]        [(3.84)]        [(1.28)]
 Total Distributions
 Declared to Shareholders                                  [(3.63)]       [(1.73)]       [(1.90)]        [(3.94)]        [(1.44)]
 Net asset value--
 End of period ($)                                          [19.99]        [32.61]        [29.15]         [24.52]         [25.17]
 Total return (%)(b)(c)                                   [(30.29)]        [18.63]        [28.07]         [15.17]         [32.16]

 RATIOS TO AVERAGE NET ASSETS (%):
 EXPENSES (EXCLUDING REIMBURSEMENT/WAIVER)                   [0.94]         [0.91]         [0.94]          [0.96]          [0.95]
 Net investment income                                       [0.10]         [0.04]         [0.15]          [0.40]          [0.72]
 WAIVER/REIMBURSEMENT (OP. EXP. INCLUDING
 WAIVER)                                                     [0.93]         [0.91]         [0.94]          [0.96]          [0.95]
 Portfolio turnover rate (%)                                   [48]           [54]           [53]            [60]            [66]
 Net assets, end of period (000's) ($)                    [845,887]    [1,258,399]    [1,041,378]       [815,756]       [745,537]

(a) Net investment income per share before reimbursement/waiver of fees by the advisor and/or its affiliates and/or the administrator for Class Z shares for the years ended October 31, 2001, 2000, 1999, 1998 and 1997 were $0.02,
     $0.01(b), $0.03, $0.09 and $0.16, respectively.

(b)  [Total return at net asset value assuming all distributions reinvested].

(c) Had the advisor not waived a portion of the expenses, total return would have been lower.

(d) Per share data was calculated using the [weighted average shares outstanding method] during the period.

                                     Notes

                                     Notes

FOR MORE INFORMATION

Additional information about the Fund's investments will be published in the Fund's semi-annual and annual reports to shareholders. The annual report will contain a discussion of the market conditions and investment strategies that significantly affected the Fund's performance over its last fiscal year.

You may wish to read the Statement of Additional Information for more information on the Fund and the securities in which it invests. The Statement of Additional Information is incorporated into this prospectus by reference, which means that it is considered to be part of this prospectus.

You can get free copies of reports and the Statement of Additional Information, request other information and discuss your questions about the Fund by writing or calling the Fund's distributor at:

Liberty Funds Distributor, Inc.
One Financial Center
Boston, MA 02111-2621
1-800-426-3750
www.libertyfunds.com

Text-only versions of all Fund documents can be viewed online or downloaded from the EDGAR database on the Securities and Exchange Commission internet site at WWW.SEC.GOV.

You can review and copy information about the Fund by visiting the following location, and you can obtain copies, upon payment of a duplicating fee by electronic request at the E-mail address publicinfo@sec.gov or by writing the:

Public Reference Room
Securities and Exchange Commission
Washington, DC 20549-0102

Information on the operation of the Public Reference Room may be obtained by calling 1-202-942-8090.

INVESTMENT COMPANY ACT FILE NUMBER:

Liberty-Stein Roe Funds Investment Trust: 811-4978

o    Liberty Equity Growth Fund (formerly named Galaxy Equity Growth Fund)

--------------------------------------------------------------------------------

        [LIBERTYFUNDS LOGO]

                A Member of Columbia Management Group

                (C) 2002 Liberty Funds Distributor, Inc.
                A Member of Columbia Management Group
                One Financial Center, Boston, MA 02111-2621
[Job Code]      800-426-3750 www.libertyfunds.com

LIBERTY EQUITY GROWTH FUND                  PROSPECTUS, _________________, 2002

CLASS T AND G SHARES

Advised by Fleet Investment Advisors Inc.



Class T and G shares are sold only to investors who received (and who have continuously held) Class T or G shares in connection with the merger of certain Galaxy Funds into various Liberty Funds.

Although these securities have been registered with the Securities and Exchange Commission, the Commission has not approved or disapproved any shares offered in this prospectus or determined whether this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.


                               TABLE OF CONTENTS


THE FUND ..................................................................   XX
Investment Goal ...........................................................   xx
Principal Investment Strategies ...........................................   xx
Principal Investment Risks ................................................   xx
Performance History .......................................................   xx
Your Expenses .............................................................   xx

YOUR ACCOUNT ..............................................................   XX
How to Buy Shares .........................................................   xx
Sales Charges .............................................................   xx
How to Exchange Shares ....................................................   xx
How to Sell Shares ........................................................   xx
Fund Policy on Trading of Fund Shares .....................................   xx
Distribution and Service Fees .............................................   xx
Other Information About Your Account ......................................   xx

MANAGING THE FUND .........................................................   XX
Investment Advisor ........................................................   xx
Portfolio Manager .........................................................   xx

FINANCIAL HIGHLIGHTS ......................................................   XX

Not FDIC Insured
May Lose Value
No Bank Guarantee

THE FUND


GROWTH STOCKS offer strong revenue and earnings potential, and accompanying capital growth, with generally less dividend income than value stocks.


INVESTMENT GOAL

The Fund seeks long-term capital appreciation.


PRINCIPAL INVESTMENT STRATEGIES

Under normal circumstances, the Fund invests at least 80% of its net assets plus any borrowings for investment purposes in a broadly diversified portfolio of equity securities, primarily common stocks and securities that can be converted into common stocks. The Fund invests mainly in the securities of U.S. issuers, but may invest up to 20% of its total assets in foreign securities.

The Fund invests mainly in companies which the Fund's investment advisor believes will have faster earnings growth than the economy in general. The advisor looks for large-capitalization companies (generally over $2 billion) in growing industries, focusing on technological advances, good product development, strong management and other factors which support future growth. The advisor seeks out companies that have a history of strong earnings growth and are projected to continue a similar pattern of growth over the next three to five years.

The Fund will sell a security if there is an adverse change in the projected earnings growth of the company issuing the security. A security will also be sold when, as a result of changes in the economy or the performance of the security or other circumstances, the advisor believes that holding the security is no longer consistent with the Fund's investment goal.

At times, the advisor may determine that adverse market conditions make it desirable to suspend temporarily the Fund's normal investment activities. During such times, the Fund may, but is not required to, invest in cash or high-quality, short-term debt securities, without limit. Taking a temporary defensive position may prevent the Fund from achieving its investment goal.

In seeking to achieve its investment goal, the Fund may invest in various types of securities and engage in various investment techniques which are not the principal focus of the Fund and, therefore, are not described in this prospectus. These types of securities and investment practices are identified and discussed in the Fund's Statement of Additional Information, which you may obtain free of charge (see back cover). Approval by the Fund's shareholders is not required to modify or change the Fund's investment goal or investment strategies.

The Fund


PRINCIPAL INVESTMENT RISKS

The principal risks of investing in the Fund are described below. There are many circumstances (including additional risks that are not described here) which could prevent the Fund from achieving its investment goal. You may lose money by investing in the Fund.

Management risk means that the advisor's stock and bond selections and other investment decisions might produce losses or cause the Fund to underperform when compared to other funds with a similar investment goal. Market risk means that security prices in a market, sector or industry may fall, reducing the value of your investment. Because of management and market risk, there is no guarantee that the Fund will achieve its investment goal or perform favorably compared with comparable funds.

Issuer risk is the possibility that changes in the financial condition of the issuer of a security, changes in general economic conditions, or changes in economic conditions that affect the issuer may impact its actual or perceived willingness or ability to make timely payments of interest or principal. This could result in a decrease in the price of the security and in some cases a decrease in income. Interest rate risk is the risk of a change in the price of a bond when prevailing interest rates increase or decline. In general, if interest rates rise, bond prices fall, and if interest rates fall, bond prices rise. Changes in the values of bonds usually will not affect the amount of income the Fund receives from them but will affect the value of the Fund's shares. Interest rate risk is generally greater for bonds with longer maturities.

Since it purchases equity securities, the Fund is subject to equity risk. This is the risk that stock prices will fall over short or extended periods of time. Although the stock market has historically outperformed other asset classes over the long term, the equity market tends to move in cycles. Individual stock prices may fluctuate drastically from day-to-day and may underperform other asset classes over an extended period of time. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These price movements may result from factors affecting individual companies, industries or the securities market as a whole.

Growth stocks are stocks of companies believed to have above-average potential for growth in revenue and earnings. Prices may be more sensitive to changes in current or expected earnings than the prices of other stocks. Growth stocks may not perform as well as value stocks or the stock market in general.

[CONVERTIBLE SECURITIES ARE SECURITIES THAT CAN BE CONVERTED INTO COMMON STOCK, SUCH AS CERTAIN DEBT SECURITIES AND PREFERRED STOCK. CONVERTIBLE SECURITIES ARE SUBJECT TO THE USUAL RISKS ASSOCIATED WITH FIXED INCOME INVESTMENTS, SUCH AS INTEREST RATE RISK AND CREDIT RISK. IN ADDITION, BECAUSE THEY REACT TO CHANGES IN THE VALUE OF THE EQUITY SECURITIES INTO WHICH THEY WILL CONVERT, CONVERTIBLE SECURITIES ARE ALSO SUBJECT TO MARKET RISK.]

The Fund


Foreign securities are subject to special risks. Foreign markets can be extremely volatile. Fluctuations in currency exchange rates may impact the value of foreign securities without a change in the intrinsic value of those securities. The liquidity of foreign securities may be more limited than domestic securities, which means that the Fund may, at times, be unable to sell foreign securities at desirable prices. Brokerage commissions, custodial fees and other fees are generally higher for foreign investments. The Fund may have limited legal recourse in the event of default with respect to certain debt securities issued by foreign governments. In addition, foreign governments may impose withholding taxes which would reduce the amount of income and capital gains available to distribute to shareholders. Other risks include the following: possible delays in the settlement of transactions or in the notification of income; less publicly available information about companies; the impact of political, social or diplomatic events; possible seizure, expropriation or nationalization of the company or its assets ; and possible imposition of currency exchange controls.

An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

The Fund


PERFORMANCE HISTORY

The bar chart below shows changes in the Fund's performance from year to year by illustrating the Fund's calendar year total returns for its Class T shares, excluding sales charges. The performance table following the bar chart shows how the Fund's average annual returns for Class T and G shares, including sales charges, compare with those of a broad measure of market performance for 1 year, 5 years and 10 years.(1) The chart and table are intended to illustrate some of the risks of investing in the Fund by showing the changes in the Fund's performance. All returns include the reinvestment of dividends and distributions. Performance results include the effect of expense reduction arrangements. If these arrangements had not been in place, the performance results would have been lower. Any expense reduction arrangements may be discontinued at any time. As with all mutual funds, past performance (before and after taxes) does not predict the Fund's future performance. Returns and value of an investment will vary, resulting in a gain or a loss on sale.


Calendar Year Total Returns (Class T)(1)

 50.00%
 40.00%                        33.66%                     26.03%
 30.00%
 20.00%          5.37%                20.46%
 10.00%                                      30.43%
  0.00%    6.11%         0.60%                      25.66%
-10.00%                                                          -1.60% -18.96%
-20.00%
           1992   1993   1994   1995   1996   1997   1998   1999   2000  2001


The Fund's year-to-date total return through June 30, 2002 was +/-__.__%.

For period shown in bar chart:
Best quarter: 4th quarter 1998, +24.04%
Worst quarter: 3rd quarter 2001, -17.22%

The Fund


UNDERSTANDING PERFORMANCE

CALENDAR YEAR TOTAL RETURNS show the Fund's Class T share performance for each of the last ten complete calendar years. They include the effects of Fund expenses, but not the effects of sales charges. If sales charges were included, these returns would be lower.

AVERAGE ANNUAL TOTAL RETURNS are a measure of the Fund's average performance over the past one-year, five-year and ten-year periods. They include the effects of Fund expenses. The table shows the returns of each share class and includes the effects of current sales charges.

The Fund's returns are compared to the Standard & Poor's 500 Index (S&P 500 Index), an unmanaged index that tracks the performance of 500 widely held large-capitalization U.S. stocks listed on the New York Stock Exchange, the American Stock Exchange and NASDAQ. Unlike the Fund, indices are not investments, do not incur fees, expenses or taxes and are not professionally managed.

After-tax returns are calculated using the historical highest individual federal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and may not be relevant to investors who hold Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

AVERAGE ANNUAL TOTAL RETURNS -- FOR PERIODS ENDED DECEMBER 31, 2001(1)

                                INCEPTION
                                  DATE         1 YEAR       5 YEARS    10 YEARS
                                ---------     --------      -------    --------
Class T (%)                     12/14/90
   Return Before Taxes                        [-23.62]      [9.20]      [10.90]
   Return After Taxes on
      Distributions                           [-23.62]      [7.28]      [ 9.41]
   Return After Taxes on
      Distributions and Sale
      of Fund Shares                          [-14.39]      [7.43]      [ 8.95]

Class G (%)                     3/4/96
   Return Before Taxes                        [-23.68]      [9.27]      [     ]
   Return After Taxes on
      Distributions                             __.__         __.__       __.__
   Return After Taxes on
      Distributions and Sale
      of Fund Shares                            __.__         __.__       __.__

S&P 500 Index (%)               N/A            -11.88         10.70       12.93

(1) The returns shown include returns of Retail A shares (for Class T shares) and Retail B shares (for Class G shares) of the Galaxy Equity Growth Fund, the predecessor to the Fund (the "Galaxy Fund"), for periods prior to [date of this prospectus]. [The returns shown for Class G shares also include the returns of Retail A shares for periods prior to the inception of Retail B shares of the Galaxy Fund. These returns have not been restated to reflect any differences in expenses (such as Rule 12b-1 fees) between Retail A shares and Class G (Retail B) shares. If differences in expenses had been reflected, the returns shown for periods prior to the inception of Retail B shares of the Galaxy Fund would have been [lower].]

The Fund


UNDERSTANDING EXPENSES

SALES CHARGES are paid directly by shareholders to Liberty Funds Distributor, Inc., the Fund's distributor.

ANNUAL FUND OPERATING EXPENSES are paid by the Fund. They include management fees, 12b-1 fees, shareholder service fees and other administrative costs including pricing and custody services.

EXAMPLE EXPENSES help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. The table does not take into account any expense reduction arrangements discussed in the footnotes to the Annual Fund Operating Expenses table. It uses the following hypothetical conditions:

o $10,000 initial investment
o 5% total return for each year
o Fund operating expenses remain the same
o Assumes reinvestment of all dividends and distributions
o Assumes Class G shares corresponding to Retail B shares of the Galaxy Fund purchased prior to January 1, 2001 convert to Class T shares after six years, and those corresponding to Retail B shares of the Galaxy Fund purchased on or after January 1, 2001 convert to Class T shares after eight years


YOUR EXPENSES

Expenses are one of several factors to consider before you invest in a mutual fund. The tables below describe the fees and expenses you may pay when you buy, hold and sell shares of the Fund.


SHAREHOLDER FEES(3) (PAID DIRECTLY FROM YOUR INVESTMENT)

                                                        CLASS T        CLASS G
                                                        -------        -------
Maximum sales charge (load) on purchases (%)
(as a percentage of the offering price)                 [5.75]          [0.00]

Maximum deferred sales charge (load) on
redemptions (%) (as a percentage of the
lesser of purchase price or redemption price)           1.00(4)         [5.00]

Redemption fee (%) (as a percentage of
amount redeemed, if applicable)                           (5)             (5)


ANNUAL FUND OPERATING EXPENSES (DEDUCTED DIRECTLY FROM FUND ASSETS)

                                                        CLASS T       CLASS G
                                                        -------       -------
Management fee (7) (%)                                   [0.75]        [0.75]
Distribution and service (12b-1) fees  (%)               [0.00]        [0.95](6)
Other expenses (%)                                       [0.58]        [0.43]
Total annual fund operating expenses (7) (%)             [1.33]        [2.13]


EXAMPLE EXPENSES (YOUR ACTUAL COSTS MAY BE HIGHER OR LOWER)

CLASS                                      1 YEAR   3 YEARS   5 YEARS   10 YEARS
-----                                      ------   -------   -------   --------
Class T                                    $[703]   $[972]    $[1,262]  $[2,084]

Class G: did not sell your shares
         (shares purchased prior to
         January 1, 2001)                  $[216]   $[667]    $[1,144]  $[2,071]

         did not sell your shares
         (shares purchased on or after
         January 1, 2001)                  $[216]   $[667]    $[1,144]  $[2,258]

         sold all your shares at
         the end of the period (shares
         purchased prior to January 1,
         2001)                             $[716]   $[1,967]  $[1,344]  $[2,071]

         sold all your shares at
         the end of the period (shares
         purchased on or after January 1,
         2001)                             $[716]   $[1,067]  $[1,444]  $[2,258]

(3) A $10 annual fee is deducted from accounts of less than $1,000 and paid to the transfer agent.

(4) This charge applies only to certain Class T shares bought without an initial sales charge that are sold within 12 months of purchase, [unless the shares were sold because of the death or the post-purchase disability of the shareholder or withdrawn through Liberty's Systematic Withdrawal Plan in an amount that does not exceed 12% of the account's value.

(5)  There is a $7.50 charge for wiring sale proceeds to your bank.

(6) The Fund may pay distribution and service (12b-1) fees up to a maximum of 1.15% of the Fund's average daily net assets attributable to Class G shares (comprised of up to 0.65% for distribution services, up to 0.25% for shareholder liaison services and up to 0.25% for administrative support services), but will limit such fees to an aggregate fee of not more than 0.95% during the current fiscal year.

(7) The Fund's advisor has voluntarily agreed to waive a portion of the management fee for each share class. As a result, the actual management fee for each share class would be [0.71]% and total annual fund operating expenses for Class T and G shares would be [1.29]%, and [2.09]%, respectively. This arrangement may be modified or terminated by the advisor at any time.

YOUR ACCOUNT


INVESTMENT MINIMUMS

[Initial Investment............  $1,000]
Subsequent Investments.........  $   50
Automatic Investment Plan*.....  $   50
Retirement Plan*...............  $   25

* The initial investment minimum of $1,000 is waived on these plans.

The Fund reserves the right to change these investment minimums. The Fund also reserves the right to refuse a purchase order for any reason, including if it believes that doing so would be in the best interest of the Fund and its shareholders.


HOW TO BUY SHARES

Your financial advisor can help you establish an appropriate investment portfolio, buy shares and monitor your investments. When the Fund receives your purchase request in "good form," your shares will be bought at the next calculated public offering price. "Good form" means that you placed your order with your brokerage firm or your payment has been received and your application is complete, including all necessary signatures.


OUTLINED BELOW ARE THE VARIOUS OPTIONS FOR BUYING SHARES:

METHOD                  INSTRUCTIONS
------                  ------------

Through your            Your financial advisor can help you establish your
Fund financial          account and buy advisor shares on your behalf. To
                        receive the current trading day's price, your financial advisor firm must receive your request prior to the close of the New York Stock Exchange (NYSE), usually
                        4:00 p.m. Eastern time. Your financial advisor may charge you fees for executing the purchase for you.

By check                For existing accounts fill out and return the additional
(existing account)      investment stub included in your quarterly statement, or
                        send a letter of instruction including your Fund name and account number with a check made payable to the Fund to Liberty Funds Services, Inc., P.O. Box 8081, Boston,
                        MA 02266-8081.

By exchange             You or your financial advisor may acquire shares for
                        your account by exchanging shares you own in one fund for shares of the same class of the Fund at no additional cost. There may be an additional charge if exchanging from a money market fund. To exchange by telephone, call 1-800-422-3737.

By wire You may purchase shares by wiring money from your bank account to your Fund account. To wire funds to your Fund account, call 1-800-422-3737 to obtain a control number and the wiring instructions.

By electronic funds     You may purchase shares by electronically transferring
transfer                money from your bank account to your Fund account by
                        calling 1-800-422-3737. An electronic funds transfer may take up to two business days to settle and be considered in "good form." You must set up this feature prior to your telephone request. Be sure to complete the appropriate section of the application.

Automatic               You can make monthly or quarterly investments
investment plan         automatically from your bank account to your Fund
                        account. You can select a pre-authorized amount to be sent via electronic funds transfer. Be sure to complete the appropriate section of the application for this feature.

Automated dollar        You can purchase shares for your account by exchanging
cost averaging          $100 or more each month from another fund for shares of
                        the same class of the Fund at no additional cost. You must have a current balance of at least $5,000 in the fund the money is coming from. The designated amount will be exchanged on the third Tuesday of each month.
                        Exchanges will continue so long as your fund balance is sufficient to complete the transfers. You may terminate your program or change the amount of the exchange
                        (subject to the $100 minimum) by calling 1-800-422-3737.
                        Be sure to complete the appropriate section of the account application for this feature.

By dividend             You may automatically invest dividends distributed by
diversification         another fund into the same class of shares of the Fund
                        at no additional sales charge. To invest your dividends in the Fund, call 1-800-345-6611.

Your Account


SALES CHARGES

You may be subject to an initial sales charge when you purchase, or a contingent deferred sales charge (CDSC) when you sell, shares of the Fund. These sales charges are described below. In certain circumstances, the sales charge may be waived, as described below and in the Statement of Additional Information.

CLASS T SHARES Your purchases of Class T shares are made at the public offering price for these shares. This price includes a sales charge that is based on the amount of your initial investment when you open your account. The sales charge you pay on an additional investment is based on the total amount of your purchase and the current value of your account. A portion of the sales charge is paid as a commission to your financial advisor firm on the sale of Class T shares. The amount of the sales charge differs depending on the amount you invest as shown in the table below.


CLASS T SALES CHARGES
                                                                   % OF OFFERING
                                       AS A % OF                       PRICE
                                       THE PUBLIC      AS A %       RETAINED BY
                                        OFFERING       OF YOUR       FINANCIAL
AMOUNT OF PURCHASE                       PRICE       INVESTMENT     ADVISOR FIRM
------------------                     ----------    ----------    -------------
Less than $50,000                        [5.75]        [6.01]           _.__
$50,000 to less than $100,000            [4.50]        [4.71]           _.__
$100,000 to less than $250,000           [3.50]        [3.63]           _.__
$250,000 to less than $500,000           [2.50]        [2.56]           _.__
$500,000 to less than $1,000,000         [2.00]        [2.04]           _.__
$1,000,000 or more                       [0.00]        [0.00]           _.__


Class T shares bought without an initial sales charge in accounts aggregating $1 million or more at the time of purchase are subject to a 1.00% CDSC if the shares are sold within 12 months of the time of purchase unless the shares were sold because of the death or post-purchase disability of the shareholder or withdrawn through Liberty's Systematic Withdrawal Plan in an amount that does not annually exceed 12% of the account's value. Subsequent Class T share purchases that bring your account value above $1 million are subject to a CDSC if redeemed within 12 months of the date of purchase. The 12-month period begins on the first day of [the month following each purchase]. The CDSC does not apply to retirement plans purchasing through a fee-based program.

There is no sales charge when you buy Class T shares if:

o    You buy shares by reinvesting your dividends and distributions.

o You buy shares with money from another Liberty Fund on which you have already paid a sales charge (as long as you buy the new shares within 90 days after selling your other shares).

o You are an investment professional who places trades for your clients and charges them a fee.

o You buy shares under an all-inclusive fee program (sometimes called a "wrap fee program") offered by a broker-dealer or other financial institution.

Your Account

o    You were a Galaxy shareholder before December 1, 1995.

o You were shareholder of the Boston 1784 Funds on the date when the Funds were reorganized into Galaxy.

UNDERSTANDING CONTINGENT DEFERRED SALES CHARGES

Certain investments in Class T and G shares are subject to a CDSC, a sales charge applied at the time you sell your shares. You will pay the CDSC only on shares you sell within a certain amount of time after purchase. The CDSC generally declines each year until there is no charge for selling shares. The CDSC is applied to the net asset value at the time of purchase or sale, whichever is lower. For purposes of calculating the CDSC, the start of the holding period is the [first day/month-end] of the month in which the purchase is made. Shares you purchase with reinvested dividends or capital gains are not subject to a CDSC. In addition, there is no CDSC when Class G shares are sold because of the death or post-purchase disability of a shareholder and in certain other circumstances such as exchanges. Ask your financial advisor or the Fund's distributor, or consult the SAI, for other instances in which the CDSC is waived. When you place an order to sell shares, the Fund will automatically sell first those shares not subject to a CDSC and then those you have held the longest. This policy helps reduce and possibly eliminate the potential impact of the CDSC.

[For Class T share purchases of $1 million or more, financial advisors receive a cumulative commission from the distributor as follows:


PURCHASES OVER $1 MILLION

AMOUNT PURCHASED                                                    COMMISSION %
----------------                                                    ------------
First $3 million                                                       [1.00]
$3 million to less than $5 million                                     [0.80]
$5 million to less than $25 million                                    [0.50]
$25 million or more                                                    [0.25]


The commission to financial advisors for Class T share purchases of $25 million or more is paid over 12 months but only to the extent the shares remain outstanding.

For Class T share purchases by participants in certain group retirement plans offered through a fee-based program, financial advisors receive a 1.00% commission from the distributor on all purchases of less than $3 million.]

REDUCED SALES CHARGES FOR LARGER INVESTMENTS There are two ways for you to pay a lower sales charge when purchasing Class T shares. The first is through Rights of Accumulation. If the combined value of the Fund accounts in all classes maintained by you, your spouse or your minor children reaches a sales charge discount level (according to the chart on the previous page), your next purchase will receive the lower sales charge. The second is by signing a Statement of Intent within 90 days of your purchase. By doing so, you would be able to pay the lower sales charge on all purchases by agreeing to invest a total of at least $50,000 within 13 months. If your Statement of Intent purchases are not completed within 13 months, you will be charged the applicable sales charge on the amount you had invested to that date. In addition, certain investors may purchase shares at a reduced sales charge or net asset value, which is the value of a fund share excluding any sales charges. See the Statement of Additional Information for a description of these situations.

CLASS G SHARES Your purchases of Class G shares are made at Class G's net asset value. Class G shares have no front-end sales charge, but they do carry a CDSC that is imposed only on shares sold prior to elimination of the CDSC as shown in the applicable chart below. The CDSC generally declines each year and eventually disappears over time. The distributor pays your financial advisor firm an up-front commission on sales of Class G shares as described in the charts below.

Your Account


CDSCs for Class G shares received in exchange for Retail B shares of the Galaxy Fund that were purchased prior to January 1, 2001:


CLASS G SALES CHARGES
                                                                 % DEDUCTED WHEN
HOLDING PERIOD AFTER PURCHASE                                    SHARES ARE SOLD
-----------------------------                                    ---------------
Through first year                                                   [5.00]
Through second year                                                  [4.00]
Through third year                                                   [3.00]
Through fourth year                                                  [3.00]
Through fifth year                                                   [2.00]
Through sixth year                                                   [1.00]
Longer than six years                                                [None]


CDSCs for Class G shares received in exchange for Retail B shares of the Galaxy Fund that were purchased on or after January 1, 2001:

                                                                 % DEDUCTED WHEN
HOLDING PERIOD AFTER PURCHASE                                    SHARES ARE SOLD
-----------------------------                                    ---------------
Through first year                                                   [5.00]
Through second year                                                  [4.00]
Through third year                                                   [4.00]
Through fourth year                                                  [4.00]
Through fifth year                                                   [3.00]
Through sixth year                                                   [2.00]
Through the seventh year                                             [1.00]
Longer than seven years                                              [None]


Commission to financial advisors is _.__%.

Class G shares received in exchange for Retail B shares of the Galaxy Fund that were purchased prior to January 1, 2001 will automatically convert to Class T shares six years after purchase. Class G shares received in exchange for Retail B shares of the Galaxy Fund that were purchased on or after January 1, 2001 will automatically convert to Class T shares eight years after purchase.

Your Account


HOW TO EXCHANGE SHARES

You may exchange your Class T shares for Class A or Class T shares, and may exchange your Class G shares for Class B or Class G shares, of another fund distributed by Liberty Funds Distributor, Inc. at net asset value. If your shares are subject to a CDSC, you will not be charged a CDSC upon the exchange. However, when you sell the shares acquired through the exchange, the shares sold may be subject to a CDSC, depending upon when you originally purchased the shares you are exchanging. For purposes of computing the CDSC, the length of time you have owned your shares will be computed from the date of your original purchase and the applicable CDSC will be the CDSC of the original fund. Class T and G shares, once exchanged for Class A or Class B shares, may not be further exchanged for Class T or G shares. Unless your account is part of a tax-deferred retirement plan, an exchange is a taxable event, and you may realize a gain or a loss for tax purposes. The Fund may terminate your exchange privilege if the advisor determines that your exchange activity is likely to adversely impact its ability to manage the Fund. To exchange by telephone, call 1-800-422-3737.


HOW TO SELL SHARES

Your financial advisor can help you determine if and when you should sell your shares. You may sell shares of the Fund on any regular business day that the NYSE is open.

When the Fund receives your sales request in "good form," shares will be sold at the next calculated price. "Good form" means that money used to purchase your shares is fully collected. When selling shares by letter of instruction, "good form" also means (i) your letter has complete instructions, the proper signatures and signature guarantees, (ii) you have included any certificates for shares to be sold, and (iii) any other required documents are attached. For additional documents required for sales by corporations, agents, fiduciaries and surviving joint owners, please call 1-800-345-6611. Retirement plan accounts have special requirements; please call 1-800-799-7526 for more information.

The Fund will generally send proceeds from the sale to you within seven days (usually on the next business day after your request is received in "good form"). However, if you purchased your shares by check, the Fund may delay sending the proceeds from the sale of your shares for up to 15 days after your purchase to protect against checks that are returned. No interest will be paid on uncashed redemption checks. Redemption proceeds may be paid in securities, rather than in cash, under certain circumstances. For more information, see the paragraph "Non Cash Redemptions" under the section "How to Sell Shares" in the Statement of Additional Information.

Your Account


OUTLINED BELOW ARE THE VARIOUS OPTIONS FOR SELLING SHARES:

METHOD                  INSTRUCTIONS
------                  ------------

Through your            You may call your financial advisor to place your sell
financial advisor       order. To receive the current trading day's price, your
                        financial advisor firm must receive your request prior to the close of regular trading on the NYSE, usually
                        4:00 p.m. Eastern time. Your financial advisor may charge you fees for executing a redemption for you.

By exchange             You or your financial advisor may sell shares by
                        exchanging from the Fund into the same share class of another fund at no additional cost. To exchange by telephone, call 1-800-422-3737.

By telephone            You or your financial advisor may sell shares by
                        telephone and request that a check be sent to your address of record by calling 1-800-422-3737, unless you have notified the Fund of an address change within the previous 30 days. The dollar limit for telephone sales is $100,000 in a 30-day period. You do not need to set up this feature in advance of your call. Certain restrictions apply to retirement accounts. For details, call 1-800-345-6611.

By mail You may send a signed letter of instruction or stock power form along with any share certificates to be sold to the address below. In your letter of instruction, note the Fund's name, share class, account number, and the dollar value or number of shares you wish to sell. All account owners must sign the letter, and signatures must be guaranteed by either a bank, a member firm of a national stock exchange or another eligible guarantor institution. Additional documentation is required for sales by corporations, agents, fiduciaries, surviving joint owners and individual retirement account owners. For details, call 1-800-345-6611.

                        Mail your letter of instruction to Liberty Funds Services, Inc., P.O. Box 8081, Boston, MA 02266-8081.

By wire You may sell shares and request that the proceeds be wired to your bank. You must set up this feature prior to your telephone request. Be sure to complete the appropriate section of the account application for this feature.

By systematic           You may automatically sell a specified dollar amount or
withdrawal plan         percentage of your account on a monthly, quarterly or
                        semi-annual basis and have the proceeds sent to you if your account balance is at least $5,000. This feature is not available if you hold your shares in certificate form. All dividend and capital gains distributions must be reinvested. Be sure to complete the appropriate section of the account application for this feature.

By electronic           You may sell shares and request that the proceeds be
funds transfer          electronically transferred to your bank. Proceeds may
                        take up to two business days to be received by your bank. You must set up this feature prior to your request. Be sure to complete the appropriate section of the account application for this feature.

Your Account


FUND POLICY ON TRADING OF FUND SHARES

The Fund does not permit short-term or excessive trading in its shares. Excessive purchases, redemptions or exchanges of Fund shares disrupt portfolio management and increase Fund expenses. In order to promote the best interests of the Fund, the Fund reserves the right to reject any purchase order or exchange request, particularly from market timers or investors who, in the advisor's opinion, have a pattern of short-term or excessive trading or whose trading has been or may be disruptive to the Fund. The fund into which you would like to exchange also may reject your request.


DISTRIBUTION AND SERVICE FEES

The Fund has adopted a plan under Rule 12b-1 that permits it to pay the Fund's distributor marketing and other fees to support the sale and distribution of Class G shares and certain services provided to you by your financial advisor. The annual fees for shareholder liaison services and administrative support may equal up to 0.50% for Class G shares. The annual distribution fee may equal up to 0.65% for Class G shares. The Fund does not intend to pay more than a total of 0.95% for Class G shares in distribution and shareholder service fees during the current fiscal year. The Fund has also adopted a plan that permits it to pay for certain services provided to Class T shareholders by their financial advisor. The annual service fee may equal up to 0.50% for Class T shares. The Fund does not intend to pay more than 0.30% for Class T shares in shareholder service fees during the current fiscal year. The foregoing fees are paid out of the assets of the relevant classes. Over time, these fees will reduce the return on your investment and may cost you more than paying other types of sales charges. Class G shares automatically convert to Class T shares after a certain number of years, eliminating a portion of these fees upon conversion. Conversion may occur six or eight years after purchase, depending on the program under which you purchased your shares. See "Your Account; Sales Charges" for the conversion schedule applicable to Class G shares.

Your Account


OTHER INFORMATION ABOUT YOUR ACCOUNT

HOW THE FUND'S SHARE PRICE IS DETERMINED The price of each class of the Fund's shares is based on its net asset value. The net asset value is determined at the close of regular trading on the NYSE, usually 4:00 p.m. Eastern time, on each business day that the NYSE is open (typically Monday through Friday).

When you request a transaction, it will be processed at the net asset value (plus any applicable sales charges) next determined after your request is received in "good form" by the distributor. In most cases, in order to receive that day's price, the distributor must receive your order before that day's transactions are processed. If you request a transaction through your financial advisor firm, the firm must receive your order by the close of trading on the NYSE to receive that day's price.

The Fund determines its net asset value for each share class by dividing each class's total net assets by the number of that class's outstanding shares. In determining the net asset value, the Fund must determine the price of each security in its portfolio at the close of each trading day. Securities for which market quotations are available are valued each day at the current market value. However, where market quotations are unavailable, or when the advisor believes that subsequent events have made them unreliable, the Fund may use other data to determine the fair value of the securities.

You can find the daily prices of some share classes for the Fund in most major daily newspapers under the caption "Liberty." You can find daily prices for all share classes by visiting the Fund's web site at www.libertyfunds.com.

ACCOUNT FEES If your account value falls below $1,000 (other than as a result of depreciation in share value) you may be subject to an annual account fee of $10. This fee is deducted from the account in June each year. Approximately 60 days prior to the fee date, the Fund's transfer agent will send you written notification of the upcoming fee. If you add money to your account and bring the value above $1,000 prior to the fee date, the fee will not be deducted.

SHARE CERTIFICATES Share certificates are not available for Class G shares. Certificates will be issued for Class T shares only if requested. If you decide to hold share certificates, you will not be able to sell your shares until you have endorsed your certificates and returned them to the distributor.

Your Account


UNDERSTANDING FUND DISTRIBUTIONS

The Fund earns income from the securities it holds. The Fund also may realize capital gains or losses on sales of its securities. The Fund distributes substantially all of its net investment income and capital gains to shareholders. As a shareholder, you are entitled to a portion of the Fund's income and capital gains, generally based on the number of shares you own at the time these distributions are declared.

DIVIDENDS, DISTRIBUTIONS AND TAXES The Fund has the potential to make the following distributions:


TYPES OF DISTRIBUTIONS

Dividends               Represents interest and dividends earned from securities
                        held by the Fund, net of expenses incurred by the Fund.

Capital gains           Represents net long-term capital gains on sales of
                        securities held for more than 12 months and net short-term capital gains, which are gains on sales of securities held for a 12-month period or less.


DISTRIBUTION OPTIONS The Fund distributes dividends quarterly and any capital gains (including short-term capital gains) at least annually. You can choose one of the options listed in the table below for these distributions when you open your account. To change your distribution option, call 1-800-345-6611.

If you do not indicate on your application or at the time your account is established your preference for handling distributions, the Fund will automatically reinvest all distributions in additional shares of the Fund.


DISTRIBUTION OPTIONS

Reinvest all distributions in additional shares of your current fund

Reinvest all distributions in shares of another fund

Receive dividends in cash (see options below) and reinvest capital gains

Receive all distributions in cash (with one of the following options):

o    send the check to your address of record

o    send the check to a third party address

o    transfer the money to your bank via electronic funds transfer


Distributions of $10 or less will automatically be reinvested in additional Fund shares. If you elect to receive distributions by check and the check is returned as undeliverable, or if you do not cash a distribution check within six months of the check date, the distribution will be reinvested in additional shares of the Fund. All subsequent distributions will be reinvested.

Your Account


TAX CONSEQUENCES Unless you are an entity exempt from income taxes, regardless of whether you receive your distributions in cash or reinvest them in additional Fund shares, all Fund distributions are subject to federal income tax. Depending on the state where you live, distributions may also be subject to state and local income taxes.

In general, any distributions of dividends, interest and short-term capital gains are taxable as ordinary income. Distributions of long-term capital gains are generally taxable as such, regardless of how long you have held your Fund shares. You will be provided with information each year regarding the amount of ordinary income and capital gains distributed to you for the previous year and any portion of your distribution which is exempt from state and local taxes. Your investment in the Fund may have additional personal tax implications. Please consult your tax advisor about foreign, federal, state, local or other applicable tax laws.

In addition to the dividends and capital gains distributions made by the Fund, you may realize a capital gain or loss when selling and exchanging shares of the Fund. Such transactions may also be subject to federal, state and local income tax.

MANAGING THE FUND


INVESTMENT ADVISOR

Fleet Investment Advisors Inc. (Fleet), located at 100 Federal Street, Boston, Massachusetts 02110, is the Fund's investment advisor. In its duties as investment advisor, Fleet runs the Fund's day-to-day business, including placing all orders for the purchase and sale of the Fund's portfolio securities. Fleet has been an investment advisor since 1984. Fleet also provides investment management and advisory services to individual and institutional clients. As of December 31, 2001, Fleet managed over $166 billion in assets.

For the fiscal year or period ended October 31, 2001, aggregate advisory fees paid to Fleet by the Fund amounted to 0.75% of average daily net assets of the Fund.


PORTFOLIO MANAGER

Robert G. Armknecht, CFA, an Executive Vice President of Fleet, is the manager for the Fund and has managed the Fund since it commenced operations in 1990. Mr. Armknecht has been with Fleet and its predecessors since 1988.

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the Fund's financial performance. Information is shown for the Fund's last five fiscal years, which run from November 1 to October 31, and relates to the Galaxy Small Company Equity Fund, the Fund's predecessor fund. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that you would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information is included in the Fund's financial statements which, for the fiscal years ended on or after October 31, 1999, have been audited by Ernst & Young LLP, independent auditors, whose report, along with the Fund's financial statements, is included in the Fund's annual report. The information for periods ended on or before October 31, 1998 has been audited by other independent auditors, whose report expressed an unqualified opinion on those financial statements and highlights. You can request a free annual report by calling 1-800-426-3750.


THE FUND

                                                                    Year ended October 31,
                                              -----------------------------------------------------------------
                                                 2001          2000          1999          1998          1997
                                               Class T       Class T       Class T       Class T       Class T
                                              ---------     ---------     ---------     ---------     ---------
Net asset value --
Beginning of period ($)                         [32.31]       [28.99]       [24.47]       [25.14]       [20.37]
INCOME FROM INVESTMENT OPERATIONS ($):
Net investment income (loss) (b)               [(0.07)]      [(0.10)](a)   [(0.06)]        [0.01]        [0.07]
Net realized and unrealized gain (loss)        [(8.91)]        [5.14]        [6.48]        [3.19]        [6.05]

Total from Investment Operations               [(8.98)]        [5.04]        [6.42]        [3.20]        [6.12]

LESS DISTRIBUTIONS DECLARED TO
SHAREHOLDERS ($):
From net investment income                          [-]           [-]           [-]      [(0.03)]        [0.07]
From net realized gains                        [(3.63)]        [1.72]        [1.90]      [(3.84)]      [(1.28)]

Total Distributions (Dividends)
Declared to Shareholders                       [(3.63)]        [1.72]        [1.90]      [(3.84)]      [(1.28)]
Net asset value --
End of period ($)                               [19.70]       [32.31]       [28.99]       [24.47]       [25.14]
Total return (%) (c)(d)                       [(30.57)]       [18.18]       [27.55]       [14.73]       [31.61]

RATIOS TO AVERAGE NET ASSETS (%):
Expenses (excluding reimbursement/waiver)        [1.33]        [1.28]        [1.34]        [1.34]        [1.37]
Net investment income (loss) (including
   reimbursement/waiver)                       [(0.28)]      [(0.33)]      [(0.25)]      [(0.02)]      [(0.30)]
Waiver/reimbursement (op. exp. Including
   waiver)                                       [1.31]        [1.28]        [1.34]        [1.34]        [1.37]
Portfolio turnover rate (%)                        [48]          [54]          [53]          [60]          [66]

Net assets, end of period (000's) ($)         [346,214]     [580,417]     [443,639]     [312,951]     [226,330]

(a) Per share data was calculated using the [weighted average shares outstanding method] during the period.

(b) Net investment income (loss) per share before reimbursement/waiver of fees by the advisor and/or its affiliates and/or the administrator for Class T shares for the years ended October 31, 2001, 2000, 1999, 1998 and 1997 were $[(0.08)], $[(0.10(a)], $ [(0.06)], $[(0.01)] and $[(0.07)], respectively.

(c) [Total return at net asset value assuming all distributions reinvested and no initial or contingent deferred sales charge].

(d) Had the advisor not waived a portion of the expenses, total return would have been lower.

Financial Highlights


THE FUND

                                                                    Year ended October 31,
                                              -----------------------------------------------------------------
                                                 2001          2000          1999          1998          1997
                                               Class G       Class G       Class G       Class G       Class G
                                              ---------     ---------     ---------     ---------     ---------
Net asset value --
Beginning of period ($)                         [31.22]       [28.27]       [24.07]       [24.91]       [20.26]
INCOME FROM INVESTMENT OPERATIONS ($):
Net investment income (loss) (b)               [(0.21)]      [(0.35)](a)   [(0.20)]      [(0.16)](a)   [(0.09)](a)
Net realized and unrealized gain (loss)        [(8.59)]        [5.02]        [6.30]        [3.16]        [6.02]

Total from Investment Operations               [(8.80)]        [4.67]        [6.10]        [3.00]        [5.93]

LESS DISTRIBUTIONS DECLARED TO
SHAREHOLDERS ($):
From net investment income                          [-]           [-]           [-]           [-]           [-]
From net realized gains                        [(3.63)]      [(1.72)]      [(1.90)]      [(3.84)]      [(1.28)]

Total Distributions
Declared to Shareholders                       [(3.63)]      [(1.72)]      [(1.90)]      [(3.84)]      [(1.28)]
Net asset value --
End of period ($)                               [18.79]       [31.22]       [28.27]       [24.07]       [24.91]
Total return (%)(c)(d)                        [(31.16)]       [17.29]       [26.63]       [13.98]       [30.78]

RATIOS TO AVERAGE NET ASSETS (%):
Expenses (excluding reimbursement/waiver)        [2.13]        [2.09]        [2.08]        [2.04]        [2.30]
Net investment income (loss) (including
   reimbursement/waiver)                       [(1.08)]      [(1.11)]      [(0.96)]      [(0.68)]      [(0.40)]
Waiver/reimbursement (op. exp. Including
   waiver)                                       [2.11]        [2.07]        [2.05]        [2.04]        [2.07]
Portfolio turnover rate (%)                        [48]          [54]          [53]          [60]          [66]

Net assets, end of period (000's) ($)          [92,292]     [130,347]      [71,525]      [34,693]      [20,363]

(a) Per share data was calculated using the [weighted average shares outstanding method] during the period.

(b) Net investment (loss) per share before reimbursement/waiver of fees by the advisor and/or its affiliates and/or the administrator for Class G shares for the years ended October 31, 2001, 2000, 1999, 1998 and 1997 were $[(0.21)], $[(0.35)(a)], $[(0.21)], $[(0.16)(a)] and $[(0.14)(a)],
     respectively.

(c) [Total return at net asset value assuming all distributions reinvested and no initial or contingent deferred sales charge].

(d) Had the advisor not waived a portion of the expenses, total return would have been lower.

                                     Notes

                                     Notes

FOR MORE INFORMATION

Additional information about the Fund's investments will be published in the Fund's semi-annual and annual reports to shareholders. The annual report will contain a discussion of the market conditions and investment strategies that significantly affected the Fund's performance over its last fiscal year.

You may wish to read the Statement of Additional Information for more information on the Fund and the securities in which it invests. The Statement of Additional Information is incorporated into this prospectus by reference, which means that it is considered to be part of this prospectus.

You can get free copies of reports and the Statement of Additional Information, request other information and discuss your questions about the Fund by writing or calling the Fund's distributor at:

Liberty Funds Distributor, Inc.
One Financial Center Boston, MA
02111-2621
1-800-426-3750
www.libertyfunds.com

Text-only versions of all Fund documents can be viewed online or downloaded from the EDGAR database on the Securities and Exchange Commission internet site at WWW.SEC.GOV.

You can review and copy information about the Fund by visiting the following location, and you can obtain copies, upon payment of a duplicating fee by electronic request at the E-mail address publicinfo@sec.gov or by writing the:

Public Reference Room
Securities and Exchange Commission
Washington, DC 20549-0102

Information on the operation of the Public Reference Room may be obtained by calling 1-202-942-8090.


INVESTMENT COMPANY ACT FILE NUMBER:

Liberty-Stein Roe Funds Investment Trust: 811-4978

o Liberty Small Company Equity Fund (formerly named Galaxy Small Company Equity Fund)

--------------------------------------------------------------------------------

                [LIBERTYFUNDS LOGO]

                        A Member of Columbia Management Group

                        (C) 2002 Liberty Funds Distributor, Inc.
                        A Member of Columbia Management Group
                        One Financial Center, Boston, MA 02111-2621
       [Job Code]       800-426-3750 www.libertyfunds.com

LIBERTY GROWTH AND INCOME FUND II               PROSPECTUS, ______________, 2002


CLASS A, B AND C SHARES

Advised by Fleet Investment Advisors Inc.

Although these securities have been registered with the Securities and Exchange Commission, the Commission has not approved or disapproved any shares offered in this prospectus or determined whether this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.


                               TABLE OF CONTENTS

THE FUND ................................................................     XX
Investment Goal .........................................................     XX
Principal Investment Strategies .........................................     XX
Principal Investment Risks ..............................................     XX
Performance History .....................................................     XX
Your Expenses ...........................................................     XX

YOUR ACCOUNT ............................................................     XX
How to Buy Shares .......................................................     XX
Sales Charges ...........................................................     XX
How to Exchange Shares ..................................................     XX
How to Sell Shares ......................................................     XX
Fund Policy on Trading of Fund Shares ...................................     XX
Distribution and Service Fees ...........................................     XX
Other Information About Your Account ....................................     XX

MANAGING THE FUND .......................................................     XX
Investment Advisor ......................................................     XX
Portfolio Manager .......................................................     XX

FINANCIAL HIGHLIGHTS ....................................................     XX

Not FDIC Insured
May Lose Value
No Bank Guarantee

THE FUND

A company's MARKET CAPITALIZATION is the price of a share of its stock, multiplied by the number of shares held by investors.


INVESTMENT GOAL

The Fund seeks to provide a relatively high total return through long-term capital appreciation and current income.


PRINCIPAL INVESTMENT STRATEGIES

The Fund normally invests at least 65% of its total assets in the common stocks of U.S. companies with large market capitalizations (generally over $2 billion) that the Fund's investment advisor believes offer above-average growth and dividends. The advisor focuses on stocks which are believed to be attractively priced relative to expectations for the future performance of the issuing company. The advisor also seeks a current yield greater than that of the Standard & Poor's 500 Composite Stock Price Index (commonly referred to as the S&P 500), although not all Fund investments will pay dividends.

The Fund will sell a portfolio security when, as a result of changes in the economy, the advisor believes that holding the security is no longer consistent with the Fund's investment goal. A security may also be sold as a result of an actual or expected deterioration in the performance of the security or in the financial condition of the issuer of the security.

At times, the advisor may determine that adverse market conditions make it desirable to suspend temporarily the Fund's normal investment activities. During such times, the Fund may, but is not required to, invest in cash or high-quality, short-term debt securities, without limit. Taking a temporary defensive position may prevent the Fund from achieving its investment goal.

In seeking to achieve its investment goal, the Fund may invest in various types of securities and engage in various investment techniques which are not the principal focus of the Fund and, therefore, are not described in this prospectus. These types of securities and investment practices are identified and discussed in the Fund's Statement of Additional Information, which you may obtain free of charge (see back cover). Approval by the Fund's shareholders is not required to modify or change the Fund's investment goal or investment strategies.

Your Account

PRINCIPAL INVESTMENT RISKS

The principal risks of investing in the Fund are described below. There are many circumstances (including additional risks that are not described here) which could prevent the Fund from achieving its investment goal. You may lose money by investing in the Fund.

Management risk means that the advisor's stock selections and other investment decisions might produce losses or cause the Fund to underperform when compared to other funds with a similar investment goal. Market risk means that security prices in a market, sector or industry may fall, reducing the value of your investment. Because of management and market risk, there is no guarantee that the Fund will achieve its investment goal or perform favorably compared with comparable funds.

Since it purchases equity securities, the Fund is subject to equity risk. This is the risk that stock prices will fall over short or extended periods of time. Although the stock market has historically outperformed other asset classes over the long term, the equity market tends to move in cycles. Individual stock prices may fluctuate drastically from day-to-day and may underperform other asset classes over an extended period of time. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These price movements may result from factors affecting individual companies, industries or the securities market as a whole.

Growth stocks are stocks of companies believed to have above-average potential for growth in revenue and earnings. Prices may be more sensitive to changes in current or expected earnings than the prices of other stocks. Growth stocks may not perform as well as value stocks or the stock market in general.

An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Your Account


PERFORMANCE HISTORY

The bar chart below shows changes in the Fund's calendar year total returns for its Class A shares, excluding sales charges. The performance table following the bar chart shows how the Fund's average annual returns for Class A, B and C shares, including sales charges, compare with those of a broad measure of market performance for 1 year and the life of the Fund.(1) The chart and table are intended to illustrate some of the risks of investing in the Fund by showing the changes in the Fund's performance. All returns include the reinvestment of dividends and distributions. Performance results include the effect of expense reduction arrangements. If these arrangements had not been in place, the performance results would have been lower. Any expense reduction arrangements may be discontinued at any time. As with all mutual funds, past performance (before and after taxes) does not predict the Fund's future performance. Returns and value of an investment will vary, resulting in a gain or a loss on sale.


Calendar Year Total Returns (Class A)(1)

 10.00%
                                                            6.99%
  5.00%                                                            3.86%

  0.00%

 -5.00%

-10.00%                                                                   -5.85%
           1992   1993   1994   1995   1996   1997   1998   1999   2000    2001

The Fund's year-to-date total return through June 30, 2002 was +/-__.__%.

For period shown in bar chart:
Best quarter: 4th quarter 1998, +11.38%
Worst quarter: 3rd quarter 2001, -13.65%

Your Account


UNDERSTANDING PERFORMANCE

CALENDAR YEAR TOTAL RETURNS show the Fund's Class A share performance for each complete calendar year since the Fund commenced operations. They include the effects of Fund expenses, but not the effects of sales charges. If sales charges were included, these returns would be lower.

AVERAGE ANNUAL TOTAL RETURNS are a measure of the Fund's average performance over the past one-year and life of the fund periods. They include the effects of Fund expenses. The table shows the returns of each share class and includes the effects of current sales charges.

The Fund's returns are compared to the Standard & Poor's 500 Index (S&P 500 Index), an unmanaged index that tracks the performance of 500 widely held large-capitalization U.S. stocks listed on the New York Stock Exchange, the American Stock Exchange and NASDAQ. Unlike the Fund, indices are not investments, do not incur fees, expenses or taxes and are not professionally managed.

After-tax returns are calculated using the historical highest individual federal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and may not be relevant to investors who hold Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.


Average Annual Total Returns - for periods ended December 31, 2001(1)

                               INCEPTION                    LIFE OF THE
                                  DATE         1 YEAR          FUND
                               ---------       ------       -----------
Class A (%)                     11/1/98
    Return Before Taxes                       [-11.00]        [3.04]
    Return After Taxes on
       Distributions                          [-11.62]        [1.34]
    Return After Taxes on
       Distributions and Sale
       of Fund Shares (1)                      [-6.17]        [2.29]

Class B (%) (2)                 11/1/98
    Return Before Taxes                       [-11.08]        [3.32]
    Return After Taxes on
       Distributions                            __.__         __.__
    Return After Taxes on
       Distributions and
       Sale of Fund Shares                      __.__         __.__

Class C (%)                     __/__/02
    Return Before Taxes                         __.__         __.__
    Return After Taxes on
       Distributions                            __.__         __.__
    Return After Taxes on
       Distributions and
       Sale of Fund Shares                      __.__         __.__

S&P 500 Index (%)                 N/A          -11.88          2.68 (2)


(1) The bar chart shows returns for Prime A shares of the Galaxy Growth and Income Fund, the predecessor to the Fund (the "Galaxy Fund"). The average annual total returns shown for Class A and Class B shares are the returns for Prime A and Prime B shares, respectively, of the Galaxy Fund for all prior periods. The average annual total returns shown for Class C shares are the returns for Prime B shares of the Galaxy Fund because Class C had no predecessor in the Galaxy Fund.

(2)  Performance information is from October 31, 1998.

Your Account


UNDERSTANDING EXPENSES

SALES CHARGES are paid directly by shareholders to Liberty Funds Distributor, Inc., the Fund's distributor.

ANNUAL FUND OPERATING EXPENSES are paid by the Fund. They include management and administration fees, 12b-1 fees and other administrative costs including pricing and custody services.

EXAMPLE EXPENSES help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. The table does not take into account any expense reduction arrangements discussed in the footnotes to the Annual Fund Operating Expenses table. It uses the following hypothetical conditions:

o $10,000 initial investment

o 5% total return for each year

o Fund operating expenses remain the same

o Assumes reinvestment of all dividends and distributions

o Assumes Class B shares convert to Class A shares after eight years

YOUR EXPENSES

Expenses are one of several factors to consider before you invest in a mutual fund. The tables below describe the fees and expenses you may pay when you buy, hold and sell shares of the Fund.


Shareholder Fees (3) (paid directly from your investment)

                                                  CLASS A    CLASS B    CLASS C
                                                  -------    -------    -------
Maximum sales charge (load) on purchases (%)
(as a percentage of the offering price)            [5.75]     [0.00]     [0.00]

Maximum deferred sales charge (load) on
redemptions (%) (as a percentage of the
lesser of purchase price or redemption price)       1.00(4)   [5.00]     [1.00]

Redemption fee (%) (as a percentage of
amount redeemed, if applicable)                       (5)      (5)         (5)


Annual Fund Operating Expenses (deducted directly from Fund assets)

                                                  CLASS A    CLASS B    CLASS C
                                                  -------    -------    -------
Management fee(6) (%)                              [0.75]     [0.75]     [0.75]
Distribution and service (12b-1) fees (%)          [0.25]     [1.00]     [1.00]
Other expenses (%)                                 [0.22]     [0.25]      _.__
Total annual fund operating expenses(6) (%)        [1.22]     [2.00]      _.__


Example Expenses (your actual costs may be higher or lower)

CLASS                                 1 YEAR     3 YEARS     5 YEARS    10 YEARS
-----                                 ------     -------     -------    --------
Class A                               $[667]      $[916]     $[1,183]   $[1,946]

Class B: did not sell your share      $[203]      $[627]     $[1,078]   $[2,126]

         sold all your shares at
         the end of the period        $[703]      $[927]     $[1,278]   $[2,126]

Class C: did not sell your shares     $_,___      $_,___      $_,___     $_,___

         sold all your shares at
         the end of the period        $_,___      $_,___      $_,___     $_,___


(3) A $10 annual fee is deducted from accounts of less than $1,000 and paid to the transfer agent.

(4) This charge applies only to certain Class A shares bought without an initial sales charge that are sold within 18 months of purchase. For certain Class A shares received by former Galaxy Fund Prime A shareholders in connection with the reorganization, the 1% CDSC will apply if the shares are sold within 12 months of the time of purchase of Prime A shares. With respect to these former Galaxy Prime A shareholders, the 1% CDSC will not apply if the shares were sold because of the death or the disability of the shareholder.

(5)  There is a $7.50 charge for wiring sale proceeds to your bank.

(6) The Fund's advisor has voluntarily agreed to waive a portion the management fee for each share class. As a result, the actual management fee for each share class would be [0.73]% and total annual fund operating expenses for Class A, B and C shares would be [1.20]%, [1.98]% and [ - . - ]%, respectively. This arrangement may be modified or terminated by the advisor at any time.

YOUR ACCOUNT


INVESTMENT MINIMUMS

Initial Investment.............   $1,000
Subsequent Investments.........   $   50
Automatic Investment Plan*.....   $   50
Retirement Plan*...............   $   25

* The initial investment minimum of $1,000 is waived on these plans.


The Fund reserves the right to change these investment minimums. The Fund also reserves the right to refuse a purchase order for any reason, including if it believes that doing so would be in the best interest of the fund and its shareholders.

HOW TO BUY SHARES

Your financial advisor can help you establish an appropriate investment portfolio, buy shares and monitor your investments. When the Fund receives your purchase request in "good form," your shares will be bought at the next calculated public offering price. "Good form" means that you placed your order with your brokerage firm or your payment has been received and your application is complete, including all necessary signatures.


Outlined below are the various options for buying shares:

METHOD              INSTRUCTIONS
------              ------------
Through your        Your financial advisor can help you establish your account
financial advisor   and buy Fund shares on your behalf. To receive the current trading day's price, your financial advisor firm must receive your request prior to the close of the New York
                    Stock Exchange (NYSE), usually 4:00 p.m. Eastern time. Your financial advisor may charge you fees for executing the purchase for you.

By check            For new accounts send a completed application and check made
(new account)       payable to the Fund to the transfer agent, Liberty Funds
                    Services, Inc., P.O. Box 8081, Boston, MA 02266-8081.

By check            For existing accounts fill out and return the additional
(existing account)  investment stub included in your quarterly statement, or send a letter of instruction including your Fund name and account number with a check made payable to the Fund to Liberty Funds Services, Inc., P.O. Box 8081, Boston, MA
                    02266-8081.

By exchange         You or your financial advisor may acquire shares for your
                    account by exchanging shares you own in one fund for shares of the same class of the Fund at no additional cost. There may be an additional charge if exchanging from a money market fund. To exchange by telephone, call 1-800-422-3737.


By wire You may purchase shares by wiring money from your bank account to your Fund account. To wire funds to your Fund account, call 1-800-422-3737 to obtain a control number and the wiring instructions.

By electronic funds You may purchase shares by electronically transferring money transfer your bank account to your Fund account by calling 1-800-422-3737. An electronic funds transfer may take up to two business days to settle and be considered in "good form." You must set up this feature prior to your telephone request. Be sure to complete the appropriate section of the application.

Automatic           You can make monthly or quarterly investments
investment plan     automatically from investment plan your bank account to your
                    Fund account. You can select a pre-authorized amount to be sent via electronic funds transfer. Be sure to complete the appropriate section of the application for this feature.

Automated dollar    You can purchase shares for your account by exchanging $100
cost averaging      or more cost averaging each month from another fund for
                    shares of the same class of the Fund at no additional cost.
                    You must have a current balance of at least $5,000 in the fund the money is coming from. The designated amount will be exchanged on the third Tuesday of each month. Exchanges will continue so long as your fund balance is sufficient to complete the transfers. You may terminate your program or change the amount of the exchange (subject to the $100 minimum) by calling 1-800-422-3737. Be sure to complete the appropriate section of the account application for this feature.

By dividend         You may automatically invest dividends distributed by
diversification     another fund diversification into the same class of shares of the Fund at no additional sales charge. To invest your dividends in the Fund, call 1-800-345-6611.

Your Account


CHOOSING A SHARE CLASS

Consult your financial adviser for help in choosing the appropriate share class.

The Fund offers three classes of shares in this prospectus - CLASS A, B and C. Each share class has its own sales charge and expense structure. Determining which share class is best for you depends on the dollar amount you are investing and the number of years for which you are willing to invest. If your financial advisor firm does not participate in the Class B discount program, purchases of $250,000 or more but less than $1 million can be made only in Class A or Class D shares. Purchases of $1 million or more can be made only in Class A shares. Based on your personal situation, your investment advisor can help you decide which class of shares makes the most sense for you.

The Fund also offers an additional class of shares, Class Z shares, exclusively to certain institutional and other investors. Class Z shares are made available through a separate prospectus provided to eligible institutional and other investors.


SALES CHARGES

You may be subject to an initial sales charge when you purchase, or a contingent deferred sales charge (CDSC) when you sell, shares of the Fund. These sales charges are described below. In certain circumstances, the sales charge may be waived, as described below and in the Statement of Additional Information.

CLASS A SHARES Your purchases of Class A shares are made at the public offering price for these shares. This price includes a sales charge that is based on the amount of your initial investment when you open your account. The sales charge you pay on an additional investment is based on the total amount of your purchase and the current value of your account. A portion of the sales charge is paid as a commission to your financial advisor firm on the sale of Class A shares. The amount of the sales charge differs depending on the amount you invest as shown in the table below.


Class A Sales Charges

                                                                       % OF
                                                                     OFFERING
                                   AS A % OF                           PRICE
                                  THE PUBLIC        AS A %          RETAINED BY
                                   OFFERING        OF YOUR           FINANCIAL
AMOUNT OF PURCHASE                   PRICE        INVESTMENT       ADVISOR FIRM
------------------                 ---------      ----------       ------------
Less than $50,000                    [5.75]         [6.01]             _.__
$50,000 to less than $100,000        [4.50]         [4.71]             _.__
$100,000 to less than $250,000       [3.50]         [3.63]             _.__
$250,000 to less than $500,000       [2.50]         [2.56]             _.__
$500,000 to less than $1,000,000     [2.00]         [2.04]             _.__
$1,000,000 or more                   [0.00]         [0.00]             _.__

[Class A shares bought without an initial sales charge in accounts aggregating $1 million to $25 million at the time of purchase are subject to a 1.00% CDSC if the shares are sold within 18 months of the time of purchase. For Class A shares received by former Galaxy Fund Prime A shareholders in connection with the reorganization, a 1% CDSC will apply if the Prime A shares were bought without an initial sales charge in accounts aggregating $1 million or more at the time of purchase and the Class A shares are sold within 12 months of the time of purchase of the Prime A shares, unless the shares were sold because of the death or the disability of the shareholder. Subsequent Class A share purchases that bring your account value above $1 million (but less than $25 million) are subject to a CDSC if redeemed within 18 months of the date of purchase. The 18-month period begins on the first day of the month following each purchase. The CDSC does not apply to retirement plans purchasing through a fee-based program.]

There is no sales charge when you buy Class A shares if:

o    You buy shares by reinvesting your dividends and distributions.

o You buy shares with the proceeds of a redemption of Class A shares received in connection with the reorganization on which you've already paid a sales charge (as long as you buy the new shares within 90 days after selling your other shares).

Your Account

o You're an investment professional who places trades for your clients and charges them a fee.

o    You were a Galaxy shareholder before December 1, 1995.

UNDERSTANDING CONTINGENT DEFERRED SALES CHARGES

Certain investments in Class A, B and C shares are subject to a CDSC, a sales charge applied at the time you sell your shares. You will pay the CDSC only on shares you sell within a certain amount of time after purchase. The CDSC generally declines each year until there is no charge for selling shares. The CDSC is applied to the net asset value at the time of purchase or sale, whichever is lower. For purposes of calculating the CDSC, the start of the holding period is the month-end of the month in which the purchase is made. For shares received by former Galaxy Fund shareholders in connection with the reorganization of the Galaxy Fund, the start of the holding period is the first day of the month in which the purchase was made. Shares you purchase with reinvested dividends or capital gains are not subject to a CDSC. In addition, there is no CDSC when Class B shares are sold because of the death or disability of a shareholder and in certain other circumstances such as exchanges. Ask your financial advisor or Liberty's distributor, or consult the SAI, for other instances in which the CDSC is waived. When you place an order to sell shares, the Fund will automatically sell first those shares not subject to a CDSC and then those you have held the longest. This policy helps reduce and possibly eliminate the potential impact of the CDSC.

[For Class A share purchases of $1 million or more, financial advisors receive a cumulative commission from the distributor as follows:


Purchases Over $1 Million

AMOUNT PURCHASED                                           COMMISSION %
----------------                                           ------------
First $3 million                                              [1.00]
$3 million to less than $5 million                            [0.80]
$5 million to less than $25 million                           [0.50]
$25 million or more                                           [0.25]

The commission to financial advisors for Class A share purchases of $25 million or more is paid over 12 months but only to the extent the shares remain outstanding.

For Class A share purchases by participants in certain group retirement plans offered through a fee-based program, financial advisors receive a 1.00% commission from the distributor on all purchases of less than $3 million.]

REDUCED SALES CHARGES FOR LARGER INVESTMENTS There are two ways for you to pay a lower sales charge when purchasing Class A shares. The first is through Rights of Accumulation. If the combined value of the Fund accounts in all classes maintained by you, your spouse or your minor children reaches a sales charge discount level (according to the chart on the previous page), your next purchase will receive the lower sales charge. The second is by signing a Statement of Intent within 90 days of your purchase. By doing so, you would be able to pay the lower sales charge on all purchases by agreeing to invest a total of at least $50,000 within 13 months. If your Statement of Intent purchases are not completed within 13 months, you will be charged the applicable sales charge on the amount you had invested to that date. In addition, certain investors may purchase shares at a reduced sales charge or net asset value, which is the value of a fund share excluding any sales charges. See the Statement of Additional Information for a description of these situations.

CLASS B SHARES Your purchases of Class B shares are at Class B's net asset value. Class B shares have no front-end sales charge, but they do carry a CDSC that is imposed only on shares sold prior to elimination of the CDSC as shown in the applicable chart below. The CDSC generally declines each year and eventually disappears over time. The distributor pays your financial advisor firm an up-front commission on sales of Class B shares as described in the charts below.

Your Account


PURCHASES OF LESS THAN $250,000 AND CLASS B SHARES RECEIVED BY GALAXY FUND PRIME B SHAREHOLDERS IN CONNECTION WITH THE REORGANIZATION OF THE GALAXY FUND:


Class B Sales Charges

                                                          % DEDUCTED WHEN
HOLDING PERIOD AFTER PURCHASE                             SHARES ARE SOLD
-----------------------------                             ---------------
Through first year                                            [5.00]
Through second year                                           [4.00]
Through third year                                            [3.00]
Through fourth year                                           [3.00]
Through fifth year                                            [2.00]
Through sixth year                                            [1.00]
Longer than six years                                         [None]


Commission to financial advisors is [5.00]%.
Automatic conversion to Class A shares occurs eight years after purchase.

You can pay a lower CDSC and reduce the holding period when making purchases of Class B shares through a financial advisor firm which participates in the Class B share discount program for larger purchases as described in the charts below. Some financial advisor firms are not able to participate because their record keeping or transaction processing systems are not designed to accommodate these reductions. For non-participating firms, purchases of Class B shares must be less than $250,000. Consult your financial advisor to see whether it participates in the discount program for larger purchases. For participating firms, Rights of Accumulation apply, so that if the combined value of the Fund accounts in all classes maintained by you, your spouse or your minor children is at or above a discount level, your next purchase will be subject to the lower CDSC and the applicable reduced holding period. This Class B share discount program for larger purchases (as further described in the charts below) is not applicable to Class B shares received by Galaxy Fund Prime B shareholders in connection with the reorganization of the Galaxy Fund.

PURCHASES OF $250,000 TO LESS THAN $500,000:

Class B Sales Charges

                                                          % DEDUCTED WHEN
HOLDING PERIOD AFTER PURCHASE                             SHARES ARE SOLD
-----------------------------                             ---------------
Through first year                                             3.00
Through second year                                            2.00
Through third year                                             1.00
Longer than three years                                        0.00

Commission to financial advisors is 2.50%.
Automatic conversion to Class A shares occurs four years after purchase.

Your Account


PURCHASES OF $500,000 TO LESS THAN $1 MILLION:

Class B Sales Charges

                                                          % DEDUCTED WHEN
HOLDING PERIOD AFTER PURCHASE                             SHARES ARE SOLD
-----------------------------                             ---------------
Through first year                                             3.00
Through second year                                            2.00
Through third year                                             1.00

Commission to financial advisors is 1.75%.
Automatic conversion to Class A shares occurs three years after purchase.

If you exchange into a fund participating in the Class B share discount program or transfer your fund account from a financial advisor which does not participate in the program to one who does, the exchanged or transferred shares will retain the pre-existing CDSC but any additional purchases of Class B shares which, together with the exchanged or transferred account, exceed the applicable discount level will be subject to the lower CDSC and the reduced holding period for amounts in excess of the discount level. Your financial advisor will receive the lower commission for purchases in excess of the applicable discount level. If you exchange from a participating fund or transfer your account from a financial advisor that does participate in the program into a fund or financial advisor that does not, the exchanged or transferred shares will retain the pre-existing CDSC schedule and holding period but all additional purchases of Class B shares will be subject to the higher CDSC and longer holding period of the non-participating fund or applicable to the non-participating financial advisor.

CLASS C SHARES Your purchases of Class C shares are at Class C's net asset value. Although Class C shares have no front-end sales charge, they carry a CDSC of 1.00% that is applied to shares sold within the first year after they are purchased. After holding shares for one year, you may sell them at any time without paying a CDSC. The distributor pays your financial advisor firm an up-front commission of 1.00% on sales of Class C shares.

Class C Sales Charges
                                                          % DEDUCTED WHEN
HOLDING PERIOD AFTER PURCHASE                             SHARES ARE SOLD
-----------------------------                             ---------------
Through first year                                             1.00
Longer than one year                                           0.00

Your Account


HOW TO EXCHANGE SHARES

You may exchange your shares for shares of the same share class of another fund distributed by Liberty Funds Distributor, Inc. at net asset value. If your shares are subject to a CDSC, you will not be charged a CDSC upon the exchange. However, when you sell the shares acquired through the exchange, the shares sold may be subject to a CDSC, depending upon when you originally purchased the shares you are exchanging. For purposes of computing the CDSC, the length of time you have owned your shares will be computed from the date of your original purchase and the applicable CDSC will be the CDSC of the original fund. Shareholders of Liberty Acorn funds that qualify to purchase Class A shares at net asset value may exchange their Class A shares for Class Z shares of another fund distributed by Liberty Funds Distributor, Inc. (see the Statement of Additional Information for a description of these situations). Unless your account is part of a tax-deferred retirement plan, an exchange is a taxable event, and you may realize a gain or a loss for tax purposes. The Fund may terminate your exchange privilege if the advisor determines that your exchange activity is likely to adversely impact its ability to manage the Fund. To exchange by telephone, call 1-800-422-3737.


HOW TO SELL SHARES

Your financial advisor can help you determine if and when you should sell your shares. You may sell shares of the Fund on any regular business day that the NYSE is open.

When the Fund receives your sales request in "good form," shares will be sold at the next calculated price. "Good form" means that money used to purchase your shares is fully collected. When selling shares by letter of instruction, "good form" also means (i) your letter has complete instructions, the proper signatures and signature guarantees, (ii) you have included any certificates for shares to be sold, and (iii) any other required documents are attached. For additional documents required for sales by corporations, agents, fiduciaries and surviving joint owners, please call 1-800-345-6611. Retirement plan accounts have special requirements; please call 1-800-799-7526 for more information.

The Fund will generally send proceeds from the sale to you within seven days (usually on the next business day after your request is received in "good form"). However, if you purchased your shares by check, the Fund may delay sending the proceeds from the sale of your shares for up to 15 days after your purchase to protect against checks that are returned. No interest will be paid on uncashed redemption checks. Redemption proceeds may be paid in securities, rather than in cash, under certain circumstances. For more information, see the paragraph "Non Cash Redemptions" under the section "How to Sell Shares" in the Statement of Additional Information.

Your Account

Outlined below are the various options for selling shares:

METHOD              INSTRUCTIONS
------              ------------
Through your        You may call your financial advisor to place your sell
financial advisor   order. To receive the current trading day's price, your
                    financial advisor firm must receive your request prior to the close of regular trading on the NYSE, usually 4:00 p.m.
                    Eastern time. Your financial advisor may charge you fees for executing a redemption for you.

By exchange         You or your financial advisor may sell shares by exchanging from the Fund into the same share class of another fund at no additional cost. To exchange by telephone, call
                    1-800-422-3737.

By telephone        You or your financial advisor may sell shares by telephone and request that a check be sent to your address of record by calling 1-800-422-3737, unless you have notified the Fund of an address change within the previous 30 days. The dollar limit for telephone sales is $100,000 in a 30-day period.
                    You do not need to set up this feature in advance of your call. Certain restrictions apply to retirement accounts. For details, call 1-800-345-6611.

By mail You may send a signed letter of instruction or stock power form along with any share certificates to be sold to the address below. In your letter of instruction, note the Fund's name, share class, account number, and the dollar value or number of shares you wish to sell. All account owners must sign the letter, and signatures must be guaranteed by either a bank, a member firm of a national stock exchange or another eligible guarantor institution. Additional documentation is required for sales by corporations, agents, fiduciaries, surviving joint owners and individual retirement account owners. For details, call 1-800-345-6611.

                    Mail your letter of instruction to Liberty Funds Services, Inc., P.O. Box 8081, Boston, MA 02266-8081.

By wire You may sell shares and request that the proceeds be wired to your bank. You must set up this feature prior to your telephone request. Be sure to complete the appropriate section of the account application for this feature.

By systematic       You may automatically sell a specified dollar amount or
withdrawal plan     percentage of your account on a monthly, quarterly or
                    semi-annual basis and have the proceeds sent to you if your account balance is at least $5,000. This feature is not available if you hold your shares in certificate form. All dividend and capital gains distributions must be reinvested.
                    Be sure to complete the appropriate section of the account application for this feature.

By electronic       You may sell shares and request that the proceeds be
funds transfer      electronically transferred to your bank. Proceeds may take up to two business days to be received by your bank. You must set up this feature prior to your request. Be sure to complete the appropriate section of the account application for this feature.

Your Account


FUND POLICY ON TRADING OF FUND SHARES

The Fund does not permit short-term or excessive trading in its shares. Excessive purchases, redemptions or exchanges of Fund shares disrupt portfolio management and increase Fund expenses. In order to promote the best interests of the Fund, the Fund reserves the right to reject any purchase order or exchange request, particularly from market timers or investors who, in the advisor's opinion, have a pattern of short-term or excessive trading or whose trading has been or may be disruptive to the Fund. The fund into which you would like to exchange also may reject your request.


DISTRIBUTION AND SERVICE FEES

The Fund has adopted a plan under Rule 12b-1 that permits it to pay the Fund's distributor marketing and other fees to support the sale and distribution of Class A, B, and C shares and certain services provided to you by your financial advisor. The annual service fee may equal up to 0.25% for each of Class A, Class B and Class C shares. The annual distribution fee may equal up to 0.75% for each of Class B and Class C shares. Distribution and service fees are paid out of the assets of these classes. Over time, these fees will reduce the return on your investment and may cost you more than paying other types of sales charges. Class B shares automatically convert to Class A shares after a certain number of years, eliminating a portion of the distribution fee upon conversion. Conversion may occur three, four or eight years after purchase, depending on the program under which you purchased your shares. See "Your Account; Sales Charges" for the conversion schedule applicable to Class B shares.

Your Account


OTHER INFORMATION ABOUT YOUR ACCOUNT

HOW THE FUND'S SHARE PRICE IS DETERMINED The price of each class of the Fund's shares is based on its net asset value. The net asset value is determined at the close of regular trading on the NYSE, usually 4:00 p.m. Eastern time, on each business day that the NYSE is open (typically Monday through Friday).

When you request a transaction, it will be processed at the net asset value (plus any applicable sales charges) next determined after your request is received in "good form" by the distributor. In most cases, in order to receive that day's price, the distributor must receive your order before that day's transactions are processed. If you request a transaction through your financial advisor firm, the firm must receive your order by the close of trading on the NYSE to receive that day's price.

The Fund determines its net asset value for each share class by dividing each class's total net assets by the number of that class's outstanding shares. In determining the net asset value, the Fund must determine the price of each security in its portfolio at the close of each trading day. Securities for which market quotations are available are valued each day at the current market value. However, where market quotations are unavailable, or when the advisor believes that subsequent events have made them unreliable, the Fund may use other data to determine the fair value of the securities.

You can find the daily prices of some share classes for the Fund in most major daily newspapers under the caption "Liberty." You can find daily prices for all share classes by visiting the Fund's web site at www.libertyfunds.com.

ACCOUNT FEES If your account value falls below $1,000 (other than as a result of depreciation in share value) you may be subject to an annual account fee of $10. This fee is deducted from the account in June each year. Approximately 60 days prior to the fee date, the Fund's transfer agent will send you written notification of the upcoming fee. If you add money to your account and bring the value above $1,000 prior to the fee date, the fee will not be deducted.

SHARE CERTIFICATES Share certificates are not available for Class B or C shares. Certificates will be issued for Class A shares only if requested. If you decide to hold share certificates, you will not be able to sell your shares until you have endorsed your certificates and returned them to the distributor.

Your Account


UNDERSTANDING FUND DISTRIBUTIONS

The Fund earns income from the securities it holds. The Fund also may realize capital gains or losses on sales of its securities. The Fund distributes substantially all of its net investment income and capital gains to shareholders. As a shareholder, you are entitled to a portion of the Fund's income and capital gains, generally based on the number of shares you own at the time these distributions are declared.


DIVIDENDS, DISTRIBUTIONS AND TAXES The Fund has the potential to make the following distributions:

Types of Distributions

Dividends             Represents interest and dividends earned from securities
                      held by the Fund, net of expenses incurred by the Fund.

Capital gains         Represents net long-term capital gains on sales of
                      securities held for more than 12 months and net short-term capital gains, which are gains on sales of securities held for a 12-month period or less.

DISTRIBUTION OPTIONS The Fund distributes dividends quarterly and any capital gains (including short-term capital gains) at least annually. You can choose one of the options listed in the table below for these distributions when you open your account. To change your distribution option, call 1-800-345-6611.

If you do not indicate on your application or at the time your account is established your preference for handling distributions, the Fund will automatically reinvest all distributions in additional shares of the Fund.


Distribution Options

Reinvest all distributions in additional shares of your current fund

Reinvest all distributions in shares of another fund

Receive dividends in cash (see options below) and reinvest capital gains

Receive all distributions in cash (with one of the following options):

o    send the check to your address of record

o    send the check to a third party address

o    transfer the money to your bank via electronic funds transfer

Distributions of $10 or less will automatically be reinvested in additional Fund shares. If you elect to receive distributions by check and the check is returned as undeliverable, or if you do not cash a distribution check within six months of the check date, the distribution will be reinvested in additional shares of the Fund. All subsequent distributions will be reinvested.

Your Account


TAX CONSEQUENCES Unless you are an entity exempt from income taxes, regardless of whether you receive your distributions in cash or reinvest them in additional Fund shares, all Fund distributions are subject to federal income tax. Depending on the state where you live, distributions may also be subject to state and local income taxes.

In general, any distributions of dividends, interest and short-term capital gains are taxable as ordinary income. Distributions of long-term capital gains are generally taxable as such, regardless of how long you have held your Fund shares. You will be provided with information each year regarding the amount of ordinary income and capital gains distributed to you for the previous year and any portion of your distribution which is exempt from state and local taxes. Your investment in the Fund may have additional personal tax implications. Please consult your tax advisor about federal, state, local or other applicable tax laws.

In addition to the dividends and capital gains distributions made by the Fund, you may realize a capital gain or loss when selling and exchanging shares of the Fund. Such transactions may also be subject to federal, state and local income tax.

MANAGING THE FUND

INVESTMENT ADVISOR

Fleet Investment Advisors Inc. (Fleet), located at 100 Federal Street, Boston, Massachusetts 02110, is the Fund's investment advisor. In its duties as investment advisor, Fleet runs the Fund's day-to-day business, including placing all orders for the purchase and sale of the Fund's portfolio securities. Fleet has been an investment advisor since 1984. Fleet also provides investment management and advisory services to individual and institutional clients. As of December 31, 2001, Fleet managed over $166 billion in assets.

For the fiscal year or period ended October 31, 2001, aggregate advisory fees paid to Fleet by the Fund amounted to 0.75% of average daily net assets of the Fund.


PORTFOLIO MANAGER

Gregory M. Miller, a Vice President of Fleet, is the manager for the Fund and has managed the Fund since July 1998. Before that, Mr. Miller assisted his predecessor in managing the Fund for seven years. He joined Fleet in 1985.

Financial Highlights

The financial highlights table is intended to help you understand the Fund's financial performance. Information is shown for each fiscal year in the life of the Fund, which run from November 1 to October 31. Information shown for Class A and Class B shares is that of the Prime A and Prime B shares, respectively, of the Galaxy Fund. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that you would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information [is included in/has been derived from] the Fund's financial statements which, for the three years ended October 31, 2001, have been audited by Ernst & Young LLP, independent auditors, whose report, along with the Fund's financial statements, is included in the Fund's annual report. You can request a free annual report by calling 1-800-426-3750.



                                                                Year ended October 31,
                                                        --------------------------------------
                                                         2001            2000            1999
                                                        Class A         Class A         Class A
                                                        -------         -------         -------
Net asset value -
Beginning of period ($)                                 [16.41]         [16.00]          [14.88]

INCOME FROM INVESTMENT OPERATIONS ($):
Net investment income (loss) (b)                         [0.02]          [0.04]           [0.11](a)
Net realized and unrealized gain (loss)                [(2.38)]          [1.34]           [2.03]
Total from Investment Operations                       [(2.36)]          [1.38]           [2.14]

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS ($):
From net investment income                             [(0.03)]        [(0.06)]         [(0.11)]
From net realized gains                                [(1.28)]        [(0.91)]         [(0.91)]
Total Distributions                                    [(1.31)]
Declared to Shareholders                                               [(0.97)]         [(1.02)]
Net asset value -
End of period ($)                                       [12.74]         [16.41]          [16.00]
Total return (%)(c) (d)                               [(15.34)]          [9.27]          [14.81]

RATIOS TO AVERAGE NET ASSETS (%):
Expenses [excluding reimbursement/waiver]                [1.22]          [1.24]           [1.30]
Net investment income [including reimbursement/waiver]   [0.22]          [0.30]           [0.66]
[Operating expenses including] Waiver/reimbursement      [1.19]          [1.14]           [1.15]
Portfolio turnover rate (%)                                [19]            [42]             [20]
Net assets, end of period (000's) ($)                      [60]           [156]            [150]

(a) Per share data was calculated using the [weighted average shares outstanding method] during the period.

(b) Net investment income (loss) per share before reimbursement/waiver of fees by the advisor and/or its affiliates and/or the administrator for Class A shares for the years ended October 31, 2001, 2000 and 1999 were $[0.02], $[0.03] and $[0.09(a)], respectively.

(c) [Total return at net asset value assuming all distributions reinvested and no contingent deferred sales charge].

(d) Had the advisor not waived a portion of the expenses, total return would have been lower.

Financial Highlights



                                                                Year ended October 31,
                                                        --------------------------------------
                                                         2001            2000            1999
                                                        Class B         Class B         Class B
                                                        -------         -------         -------
Net asset value -                                       [16.32]
Beginning of period ($)                                                 [15.97]          [14.88]

INCOME FROM INVESTMENT OPERATIONS ($):
Net investment income (loss)(b)                        [(0.07)]        [(0.07)]         [(0.01)](a)
Net realized and unrealized gain (loss)                [(2.38)]          [1.33]           [2.03]
Total from Investment Operations                       [(2.45)]          [1.26]           [2.02]

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS ($):
From net investment income                                [ - ]           [ - ]         [(0.02)]
From net realized gains                                [(1.28)]        [(0.91)]         [(0.91)]
Total Distributions                                    [(1.28)]
Declared to Shareholders                                               [(0.91)]         [(0.93)]
Net asset value -                                       [12.59]
End of period ($)                                                       [16.32]          [15.97]
Total return (%) (c)(d)                               [(15.95)]          [8.38]          [13.98]

RATIOS TO AVERAGE NET ASSETS (%):
Expenses [excluding reimbursement/waiver]                [2.00]          [2.07]           [2.17]
Net investment income [including reimbursement/waiver] [(0.55)]        [(0.45)]         [(0.09)]
[Operating expenses including] Waiver/reimbursement      [1.96]          [1.89]           [1.90]
Portfolio turnover rate (%)                                [19]            [42]             [20]
Net assets, end of period (000's) ($)                     [109]           [129]            [129]


(a) Per share data was calculated using the [weighted average shares outstanding method] during the period.

(b) Net investment income (loss) per share before reimbursement/waiver of fees by the advisor and/or its affiliates and/or the administrator for Class B shares for the years ended October 31, 2001, 2000 and 1999 were $[(0.07)], $[(0.10)], $[(0.05)(a)], respectively.

(c) [Total return at net asset value assuming all distributions reinvested and no contingent deferred sales charge].

(d) Had the advisor not waived a portion of the expenses, total return would have been lower.

                                     Notes

                                     Notes

FOR MORE INFORMATION

Additional information about the Fund's investments [will be published] is available in the Fund's semi-annual and annual reports to shareholders. The annual report [will] contain[s] a discussion of the market conditions and investment strategies that significantly affected the Fund's performance over its last fiscal year.

You may wish to read the Statement of Additional Information for more information on the Fund and the securities in which it invests. The Statement of Additional Information is incorporated into this prospectus by reference, which means that it is considered to be part of this prospectus.

You can get free copies of reports and the Statement of Additional Information, request other information and discuss your questions about the Fund by writing or calling the Fund's distributor at:

Liberty Funds Distributor, Inc.
One Financial Center
Boston, MA 02111-2621
1-800-426-3750
www.libertyfunds.com

Text-only versions of all Fund documents can be viewed online or downloaded from the EDGAR database on the Securities and Exchange Commission internet site at WWW.SEC.GOV.

You can review and copy information about the Fund by visiting the following location, and you can obtain copies, upon payment of a duplicating fee by electronic request at the E-mail address publicinfo@sec.gov or by writing the:

Public Reference Room
Securities and Exchange Commission
Washington, DC 20549-0102

Information on the operation of the Public Reference Room may be obtained by calling 1-202-942-8090.


INVESTMENT COMPANY ACT FILE NUMBER:

Liberty-Stein Roe Funds Investment Trust: 811-4978

o    Liberty Growth and Income Fund (formerly named Galaxy Growth and Income
     Fund)

--------------------------------------------------------------------------------

        [LIBERTYFUNDS LOGO]

                A Member of Columbia Management Group

                (C) 2002 Liberty Funds Distributor, Inc.
                A Member of Columbia Management Group
                One Financial Center, Boston, MA 02111-2621
[Job Code]      800-426-3750 www.libertyfunds.com

LIBERTY GROWTH AND INCOME FUND II              PROSPECTUS, _______________, 2002

CLASS Z SHARES

Advised by Fleet Investment Advisors Inc.


Only eligible investors may purchase Class Z shares. See "Your Account - Eligible Investors" for more information.

Although these securities have been registered with the Securities and Exchange Commission, the Commission has not approved or disapproved any shares offered in this prospectus or determined whether this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.


                               TABLE OF CONTENTS

THE FUND ..................................................................   XX
Investment Goal ...........................................................   XX
Principal Investment Strategies ...........................................   XX
Principal Investment Risks ................................................   XX
Performance History .......................................................   XX
Your Expenses .............................................................   XX

YOUR ACCOUNT ..............................................................   XX
How to Buy Shares .........................................................   XX
Eligible Investors ........................................................   XX
Sales Charges .............................................................   XX
How to Exchange Shares ....................................................   XX
How to Sell Shares ........................................................   XX
Fund Policy on Trading of Fund Shares .....................................   XX
Other Information About Your Account ......................................   XX

MANAGING THE FUND .........................................................   XX
Investment Advisor ........................................................   XX
Portfolio Manager .........................................................   XX

FINANCIAL HIGHLIGHTS ......................................................   XX

Not FDIC Insured
May Lose Value
No Bank Guarantee

THE FUND


A company's MARKET CAPITALIZATION is the price of a share of its stock, multiplied by the number of shares held by investors.


INVESTMENT GOAL

The Fund seeks to provide a relatively high total return through long-term capital appreciation and current income.

PRINCIPAL INVESTMENT STRATEGIES

The Fund normally invests at least 65% of its total assets in the common stocks of U.S. companies with large market capitalizations (generally over $2 billion) that the Fund's investment advisor believes offer above-average growth and dividends. The advisor focuses on stocks which are believed to be attractively priced relative to expectations for the future performance of the issuing company. The advisor also seeks a current yield greater than that of the Standard & Poor's 500 Composite Stock Price Index (commonly referred to as the S&P 500), although not all Fund investments will pay dividends.

The Fund will sell a portfolio security when, as a result of changes in the economy, the advisor believes that holding the security is no longer consistent with the Fund's investment objective. A security may also be sold as a result of an actual or expected deterioration in the performance of the security or in the financial condition of the issuer of the security.

At times, the advisor may determine that adverse market conditions make it desirable to suspend temporarily the Fund's normal investment activities. During such times, the Fund may, but is not required to, invest in cash or high-quality, short-term debt securities, without limit. Taking a temporary defensive position may prevent the Fund from achieving its investment goal.

In seeking to achieve its investment goal, the Fund may invest in various types of securities and engage in various investment techniques which are not the principal focus of the Fund and, therefore, are not described in this prospectus. These types of securities and investment practices are identified and discussed in the Fund's Statement of Additional Information, which you may obtain free of charge (see back cover). Approval by the Fund's shareholders is not required to modify or change the Fund's investment goal or investment strategies.

PRINCIPAL INVESTMENT RISKS

The principal risks of investing in the Fund are described below. There are many circumstances (including additional risks that are not described here) which could prevent the Fund from achieving its investment goal. You may lose money by investing in the Fund.

Management risk means that the advisor's stock selections and other investment decisions might produce losses or cause the Fund to underperform when compared to other funds with a similar investment goal. Market risk means that security prices in a market, sector or industry may fall, reducing the value of your investment. Because of management and market risk, there is no guarantee that the Fund will achieve its investment goal or perform favorably compared with comparable funds.

The Fund


Since it purchases equity securities, the Fund is subject to equity risk. This is the risk that stock prices will fall over short or extended periods of time. Although the stock market has historically outperformed other asset classes over the long term, the equity market tends to move in cycles. Individual stock prices may fluctuate drastically from day-to-day and may underperform other asset classes over an extended period of time. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These price movements may result from factors affecting individual companies, industries or the securities market as a whole.

Growth stocks are stocks of companies believed to have above-average potential for growth in revenue and earnings. Prices may be more sensitive to changes in current or expected earnings than the prices of other stocks. Growth stocks may not perform as well as value stocks or the stock market in general.

An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

The Fund


PERFORMANCE HISTORY

The bar chart below shows changes in the Fund's calendar year total returns for its Class Z shares. The performance table following the bar chart shows how the Fund's average annual returns for Class Z shares compare with those of a broad measure of market performance for 1 year, 5 years and the life of the Fund.(1) The chart and table are intended to illustrate some of the risks of investing in the Fund by showing the changes in the Fund's performance. All returns include the reinvestment of dividends and distributions. Performance results include the effect of expense reduction arrangements, if any. If these arrangements had not been in place, the performance results would have been lower. [Any expense reduction arrangements may be discontinued at any time.] As with all mutual funds, past performance (before and after taxes) does not predict the Fund's future performance. Returns and value of an investment will vary, resulting in a gain or a loss on sale.

CALENDAR YEAR TOTAL RETURNS (CLASS Z)(1)


 40.00%
                              29.67%        29.66%
 30.00%
                                     20.20%
 20.00%                                            15.96%
                9.56%
 10.00%                 5.12%                              7.09%
                                                                  3.95%
  0.00%

-10.00%                                                                 -5.56%

          1992   1993   1994   1995   1996   1997   1998   1999   2000   2001


The Fund's year-to-date total return through June 30, 2002 was +/-___.___%.

For period shown in bar chart:
Best quarter: 4th quarter 1998, +20.76%
Worst quarter: 3rd quarter 2001, -13.65%

The Fund


UNDERSTANDING PERFORMANCE

CALENDAR YEAR TOTAL RETURNS show the Fund's Class Z share performance for each complete calendar year since the Fund commenced operations. They include the effects of Fund expenses.

AVERAGE ANNUAL TOTAL RETURNS are a measure of the Fund's average performance over the past one-year, five-year and the life of the Fund periods. They include the effects of Fund expenses.

The Fund's returns are compared to the S&P 500 Index, an unmanaged index that tracks the performance of 500 widely held common stocks listed on the New York Stock Exchange, the American Stock Exchange and NASDAQ. The S&P 500 is heavily weighted with the stocks of large companies. Unlike the Fund, indices are not investments, do not incur fees, expenses or taxes and are not professionally managed.

After-tax returns are calculated using the historical highest individual federal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and may not be relevant to investors who hold Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.


Average Annual Total Returns -- for Periods Ended December 31, 2001(1)

                              INCEPTION                             LIFE OF THE
                                DATE       1 YEAR      5 YEARS         FUND
                              ---------    ------      -------      -----------
Class Z (%)                   12/14/92
 Return Before Taxes                       [-5.56]     [9.59]      [12.35]
 Return After Taxes on
  Distributions                            [-6.29]     [7.41]       [9.84]
 Return After Taxes on
  Distributions and Sale
  of Fund Shares                           [-2.83]     [7.45]       [9.48]
S&P 500 Index (%)                N/A       -11.88      10.70        13.56(2)

(1) [The returns shown include returns of Trust shares of the Galaxy Growth and Income Fund, the predecessor to the Fund (the "Galaxy Fund"), for periods prior to [date of this prospectus], and returns of Trust shares of [a separate portfolio of the Shawmut Funds], the predecessor to the Galaxy Fund, for periods prior to December 4, 1995].

(2)  Performance information is from November 30, 1992.

The Fund


UNDERSTANDING EXPENSES

ANNUAL FUND OPERATING EXPENSES are paid by the Fund. They include management and administration fees and other administrative costs including pricing and custody services.

EXAMPLE EXPENSES help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. The table does not take into account any expense reduction arrangements discussed in the footnotes to the Annual Fund Operating Expenses table. It uses the following hypothetical conditions:

o    $10,000 initial investment

o    5% total return for each year

o    Fund operating expenses remain the same

o    Assumes reinvestment of all dividends and distributions

YOUR EXPENSES

Expenses are one of several factors to consider before you invest in a mutual fund. The tables below describe the fees and expenses you may pay when you buy, hold and sell shares of the Fund.


Shareholder Fees (3) (paid directly from your investment)

Maximum sales charge (load) on purchases (%)
(as a percentage of the offering price)                                    0.00

Maximum deferred sales charge (load) on redemptions (%)
(as a percentage of the lesser of purchase price or redemption price)      0.00

Redemption fee (%) (as a percentage of amount redeemed, if applicable)       (4)


Annual Fund Operating Expenses (deducted directly from fund assets)

Management fee (5) (%)                                                    [0.75]
Distribution and service (12b-1) fees (%)                                  0.00
Other expenses (%)                                                        [0.22]
Total annual fund operating expenses (%)                                  [0.97]

Example Expenses (your actual costs may be higher or lower)

1 YEAR              3 YEARS             5 YEARS            10 YEARS
------              -------             -------            --------
$[99]               $[309]              $[536]             $[1,190]

(3) A $10 annual fee is deducted from accounts of less than $1,000 and paid to the transfer agent.

(4)  There is a $7.50 charge for wiring sale proceeds to your bank.


(5) The Fund's advisor has voluntarily agreed to waive a portion of management fees for Class Z shares. As a result, actual management fees for Class Z shares would be [0.73]% and total annual fund operating expenses for Class Z shares would be [0.95]%. This arrangement may be modified or terminated by the advisor at any time.

YOUR ACCOUNT


HOW TO BUY SHARES

Your financial advisor can help you establish an appropriate investment portfolio, buy shares and monitor your investments. When the Fund receives your purchase request in "good form," your shares will be bought at the next calculated price. "Good form" means that you placed your order with your brokerage firm or your payment has been received and your application is complete, including all necessary signatures.


Outlined below are the various options for buying shares:


METHOD              INSTRUCTIONS
------              ------------


Through your        Your financial advisor can help you establish your account
financial advisor   and buy Fund shares on your behalf. To receive the current trading day's price, your financial advisor firm must receive your request prior to the close of the New York
                    Stock Exchange (NYSE), usually 4:00 p.m. Eastern time. Your financial advisor may charge you fees for executing the purchase for you.

By check            For new accounts send a completed application and check made
(new account)       payable to the Fund to the transfer agent, Liberty Funds
                    Services, Inc., P.O. Box 8081, Boston, MA 02266-8081.

By check            For existing accounts fill out and return the additional
(existing account)  investment stub included in your quarterly statement, or send a letter of instruction including your Fund name and account number with a check made payable to the Fund to Liberty Funds Services, Inc., P.O. Box 8081, Boston, MA
                    02266-8081.


By exchange         You or your financial advisor may acquire shares for your
                    account by exchanging shares you own in one fund for shares of the same class or Class A of the Fund at no additional cost. There may be an additional charge if exchanging from a money market fund. To exchange by telephone, call
                    1-800-422-3737.


By wire You may purchase shares by wiring money from your bank account to your Fund account. To wire funds to your Fund account, call 1-800-422-3737 to obtain a control number and the wiring instructions.

By electronic       You may purchase shares by electronically transferring money
funds transfer      from your bank account to your Fund account by calling
                    1-800-422-3737. An electronic funds transfer may take up to two business days to settle and be considered in "good form." You must set up this feature prior to your telephone request. Be sure to complete the appropriate section of the application.

Automatic           You can make monthly or quarterly investments automatically
investment plan     from your bank account to your Fund account. You can select a pre-authorized amount to be sent via electronic funds transfer. Be sure to complete the appropriate section of the application for this feature.

Automated dollar    You can purchase shares for your account by exchanging $100
cost averaging      or more each month from another fund for shares of the same class of the Fund at no additional cost. You must have a current balance of at least $5,000 in the fund the money is coming from. The designated amount will be exchanged on the third Tuesday of each month. Exchanges will continue so long as your fund balance is sufficient to complete the transfers. You may terminate your program or change the amount of the exchange (subject to the $100 minimum) by calling 1-800-422-3737. Be sure to complete the appropriate section of the account application for this feature.

By dividend         You may automatically invest dividends distributed by
diversification     another fund into the same class of shares of the Fund at no additional sales charge. To invest your dividends in the Fund, call 1-800-345-6611.

Your Account


ELIGIBLE INVESTORS

Only Eligible Investors may purchase Class Z shares of the Fund, directly or by exchange. The Eligible Investors described below are subject to different minimum initial investment requirements. Eligible Investors and their applicable investment minimums are as follows:

$1,000 minimum initial investment

o any shareholder of a Columbia Fund (i) whose shares were redesignated as Class Z shares and (ii) who has since then continued to own shares of any funds distributed by Liberty Funds Distributor, Inc.;

o any shareholder of a Stein Roe Fund (i) whose shares were redesignated as Class Z shares or who received Class Z shares of another fund distributed by Liberty Funds Distributor, Inc. in exchange for his or her shares in the Stein Roe Fund in connection with a reorganization involving such Stein Roe Fund and the other fund, and (ii) who has since then continued to own shares of any funds distributed by Liberty Funds Distributor, Inc.;

o any shareholder (or family member of such shareholder) who owned shares of any of the funds of Liberty Acorn Trust on September 29, 2000 (when all of the then outstanding shares of Liberty Acorn Trust were re-designated Class Z shares) and who has since then continued to own shares of any funds distributed by Liberty Funds Distributor, Inc.;

o any trustee of Liberty Acorn Trust, any employee of Liberty Wanger Asset Management, L.P., or a member of the family of such trustee or employee; and

o any person or entity listed in the account registration for any account (such as joint owners, trustees, custodians and designated beneficiaries) that held shares of any of the funds of Liberty Acorn Trust on September 29, 2000 and that has since then continued to own shares of any fund distributed by Liberty Funds Distributor, Inc.

$100,000 minimum initial investment

o clients of broker-dealers or registered investment advisors that both recommend the purchase of Fund shares and charge such clients an asset-based fee;

o any insurance company, trust company or bank purchasing shares for its own account;

o    any endowment, investment company or foundation; and

o clients of investment advisory affiliates of the distributor provided that the clients meet certain criteria established by the distributor and its affiliates.

Your Account


No minimum initial investment

 o a retirement plan (or the custodian for such plan) with aggregate plan assets of at least $5 million at the time of purchase and which purchases shares directly from the distributor or through a third-party broker-dealer;

 o any person investing all or part of the proceeds of a distribution, rollover or transfer of assets into a Liberty Individual Retirement Account, from any deferred compensation plan which was a shareholder of any of the funds of Liberty Acorn Trust on September 29, 2000, in which the investor was a participant and through which the investor invested in one or more of the funds of Liberty Acorn Trust immediately prior to the distribution, transfer or rollover; and

 o clients of the distributor's banking affiliate that meet certain wealth management criteria.

The Fund reserves the right to change the criteria for eligible investors and these investment minimums. No minimum investment applies to accounts participating in the automatic investment plan. The Fund also reserves the right to refuse a purchase order for any reason, including if it believes that doing so would be in the best interest of the Fund and its shareholders.

CHOOSING A SHARE CLASS

The Fund offers one class of shares in this prospectus - CLASS Z.

The Fund also offers five additional classes of shares - Class A, B, C, T and G shares are available through separate prospectuses. Each share class has its own sales charge and expense structure. Determining which share class is best for you depends on the dollar amount you are investing and the number of years for which you are willing to invest. Based on your personal situation, your investment advisor can help you decide which class of shares makes the most sense for you. In general, anyone who is eligible to purchase Class Z shares, which do not incur Rule 12b-1 fees or sales charges, should do so in preference over other classes.

SALES CHARGES

Your purchases of Class Z shares are at net asset value, which is the value of a Class Z share excluding any sales charge. Class Z shares are not subject to an initial sales charge when purchased or a contingent deferred sales charge when sold.

HOW TO EXCHANGE SHARES

You may exchange your shares for Class Z or Class A shares of another fund distributed by Liberty Funds Distributor, Inc. at net asset value. Unless your account is part of a tax-deferred retirement plan, an exchange is a taxable event, and you may realize a gain or a loss for tax purposes. The Fund may terminate your exchange privilege if the advisor determines that your exchange activity is likely to adversely impact its ability to manage the Fund. To exchange by telephone, call 1-800-422-3737.


HOW TO SELL SHARES

Your financial advisor can help you determine if and when you should sell your shares. You may sell shares of the Fund on any regular business day that the NYSE is open.

When the Fund receives your sales request in "good form," shares will be sold at the next calculated price. "Good form" means that money used to purchase your shares is fully collected. When selling shares by letter of instruction, "good form" also means (i) your letter has complete instructions, the proper signatures and signature guarantees, and (ii) any other required documents are attached. For additional documents required for sales by corporations, agents, fiduciaries and surviving joint owners, please call

Your Account


1-800-345-6611. Retirement plan accounts have special requirements; please call 1-800-799-7526 for more information.

The Fund will generally send proceeds from the sale to you within seven days (usually on the next business day after your request is received in "good form"). However, if you purchased your shares by check, the Fund may delay sending the proceeds from the sale of your shares for up to 15 days after your purchase to protect against checks that are returned. No interest will be paid on uncashed redemption checks. Redemption proceeds may be paid in securities, rather than in cash, under certain circumstances. For more information, see the paragraph "Non Cash Redemptions" under the section "How to Sell Shares" in the Statement of Additional Information.


Outlined below are the various options for selling shares:


METHOD                INSTRUCTIONS

Through your          You may call your financial advisor to place your sell
financial advisor     order. To receive the current trading day's price, your
                      financial advisor firm must receive your request prior to the close of regular trading on the NYSE, usually 4:00 p.m. Eastern time. Your financial advisor may charge you fees for executing a redemption for you.

By exchange           You or your financial advisor may sell shares by
                      exchanging from the Fund into Class Z shares or Class A shares of another fund at no additional cost. To exchange by telephone, call 1-800-422-3737.

By telephone          You or your financial advisor may sell shares by telephone and request that a check be sent to your address of record by calling 1-800-422-3737, unless you have notified the Fund of an address change within the previous 30 days. The dollar limit for telephone sales is $100,000 in a 30-day period. You do not need to set up this feature in advance of your call. Certain restrictions apply to retirement accounts. For details, call 1-800-345-6611.

By mail You may send a signed letter of instruction to the address below. In your letter of instruction, note the Fund's name, share class, account number, and the dollar value or number of shares you wish to sell. All account owners must sign the letter, and signatures must be guaranteed by either a bank, a member firm of a national stock exchange or another eligible guarantor institution. Additional documentation is required for sales by corporations, agents, fiduciaries, surviving joint owners and individual retirement account owners. For details, call 1-800-345-6611.

                      Mail your letter of instruction to Liberty Funds Services, Inc., P.O. Box 8081, Boston, MA 02266-8081.

By wire You may sell shares and request that the proceeds be wired to your bank. You must set up this feature prior to your telephone request. Be sure to complete the appropriate section of the account application for this feature.

By systematic         You may automatically sell a specified dollar amount or
withdrawal plan       percentage of your account on a monthly, quarterly or
                      semi-annual basis and have the proceeds sent to you if your account balance is at least $5,000. All dividend and capital gains distributions must be reinvested. Be sure to complete the appropriate section of the account application for this feature.

By electronic         You may sell shares and request that the proceeds be
funds transfer        electronically transferred to your bank. Proceeds may take up to two business days to be received by your bank. You must set up this feature prior to your request. Be sure to complete the appropriate section of the account application for this feature.

Your Account



FUND POLICY ON TRADING OF FUND SHARES

The Fund does not permit short-term or excessive trading in its shares. Excessive purchases, redemptions or exchanges of Fund shares disrupt portfolio management and increase Fund expenses. In order to promote the best interests of the Fund, the Fund reserves the right to reject any purchase order or exchange request, particularly from market timers or investors who, in the advisor's opinion, have a pattern of short-term or excessive trading or whose trading has been or may be disruptive to the Fund. The fund into which you would like to exchange also may reject your request.


OTHER INFORMATION ABOUT YOUR ACCOUNT

HOW THE FUND'S SHARE PRICE IS DETERMINED The price of the Fund's Class Z shares is based on its net asset value. The net asset value is determined at the close of regular trading on the NYSE, usually 4:00 p.m. Eastern time, on each business day that the NYSE is open (typically Monday through Friday).

When you request a transaction, it will be processed at the net asset value next determined after your request is received in "good form" by the distributor. In most cases, in order to receive that day's price, the distributor must receive your order before that day's transactions are processed. If you request a transaction through your financial advisor firm, the firm must receive your order by the close of trading on the NYSE to receive that day's price.

The Fund determines its net asset value for its Class Z shares by dividing total net assets attributable to Class Z shares by the number of outstanding Class Z shares. In determining the net asset value, the Fund must determine the price of each security in its portfolio at the close of each trading day. Securities for which market quotations are available are valued each day at the current market value. However, where market quotations are unavailable, or when the advisor believes that subsequent events have made them unreliable, the Fund may use other data to determine the fair value of the securities.

You can find the daily prices of some share classes for the Fund in most major daily newspapers under the caption "Liberty." You can find daily prices for all share classes by visiting the Fund's web site at www.libertyfunds.com.

ACCOUNT FEES If your account value falls below $1,000 (other than as a result of depreciation in share value) you may be subject to an annual account fee of $10. This fee is deducted from the account in June each year. Approximately 60 days prior to the fee date, the Fund's transfer agent will send you written notification of the upcoming fee. If you add money to your account and bring the value above $1,000 prior to the fee date, the fee will not be deducted.

SHARE CERTIFICATES Share certificates are not available for Class Z shares.

Your Account


UNDERSTANDING FUND DISTRIBUTIONS

The Fund earns income from the securities it holds. The Fund also may realize capital gains or losses on sales of its securities. The Fund distributes substantially all of its net investment income and capital gains to shareholders. As a shareholder, you are entitled to a portion of the Fund's income and capital gains, generally based on the number of shares you own at the time these distributions are declared.


DIVIDENDS, DISTRIBUTIONS AND TAXES The Fund has the potential to make the following distributions:

Type of Distributions

Dividends             Represents interest and dividends earned from securities
                      held by the Fund, net of expenses incurred by the Fund.

Capital gains         Represents net long-term capital gains on sales of
                      securities held for more than 12 months and net short-term capital gains, which are gains on sales of securities held for a 12-month period or less.

DISTRIBUTION OPTIONS The Fund distributes dividends quarterly and any capital gains (including short-term capital gains) at least annually. You can choose one of the options listed in the table below for these distributions when you open your account. To change your distribution option, call 1-800-345-6611.

If you do not indicate on your application or at the time your account is established your preference for handling distributions, the Fund will automatically reinvest all distributions in additional shares of the Fund.


Distribution Options

Reinvest all distributions in additional shares of your current fund

Reinvest all distributions in shares of another fund

Receive dividends in cash (see options below) and reinvest capital gains

Receive all distributions in cash (with one of the following options):

o    send the check to your address of record

o    send the check to a third party address

o    transfer the money to your bank via electronic funds transfer

Distributions of $10 or less will automatically be reinvested in additional Fund shares. If you elect to receive distributions by check and the check is returned as undeliverable, or if you do not cash a distribution check within six months of the check date, the distribution will be reinvested in additional shares of the Fund. All subsequent distributions will be reinvested.

Your Account


TAX CONSEQUENCES Unless you are an entity exempt from income taxes, regardless of whether you receive your distributions in cash or reinvest them in additional Fund shares, all Fund distributions are subject to federal income tax. Depending on the state where you live, distributions may also be subject to state and local income taxes.

In general, any distributions of dividends, interest and short-term capital gains are taxable as ordinary income. Distributions of long-term capital gains are generally taxable as such, regardless of how long you have held your Fund shares. You will be provided with information each year regarding the amount of ordinary income and capital gains distributed to you for the previous year and any portion of your distribution which is exempt from state and local taxes. Your investment in the Fund may have additional personal tax implications. Please consult your tax advisor about federal, state, local or other applicable tax laws.

In addition to the dividends and capital gains distributions made by the Fund, you may realize a capital gain or loss when selling and exchanging shares of the Fund. Such transactions may also be subject to federal, state and local income tax.

MANAGING THE FUND


INVESTMENT ADVISOR

Fleet Investment Advisors Inc. (Fleet), located at 100 Federal Street, Boston, Massachusetts 02110, is the Fund's investment advisor. In its duties as investment advisor, Fleet runs the Fund's day-to-day business, including placing all orders for the purchase and sale of the Fund's portfolio securities. Fleet has been an investment advisor since 1984. Fleet also provides investment management and advisory services to individual and institutional clients. As of December 31, 2001, Fleet managed over $166 billion in assets.

For the fiscal year or period ended October 31, 2001, aggregate advisory fees paid to Fleet by the Fund amounted to [0.75]% of average daily net assets of the Fund.


PORTFOLIO MANAGER

Gregory M. Miller, a Vice President of Fleet, is the manager for the Fund and has managed the Fund since July 1998. Before that, Mr. Miller assisted his predecessor in managing the Fund for seven years. He joined Fleet in 1985.

Financial Highlights


The financial highlights table is intended to help you understand the Fund's Class Z financial performance. Information is shown for the last five fiscal years, which run from November 1 to October 31, unless otherwise indicated. The information shown is that of the Trust shares of the Galaxy Fund. Certain information reflects financial results for a single Class Z share. The total returns in the table represent the rate that you would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information is included in the Fund's financial statements which, for the fiscal years ended on or after October 31, 1999, have been audited by Ernst & Young LLP, independent auditors, whose report, along with the Fund's financial statements, is included in the Fund's annual report. The information for periods ended on or prior to October 31, 1998, has been audited by other independent auditors, [whose report expressed an unqualified opinion on those financial statements and highlights.] You can request a free annual report by calling 1-800-426-3750.


The Fund


                                                                                  Year ended October 31,
                                                     -----------------------------------------------------------------------------
                                                        2001                 2000            1999             1998          1997
                                                      Class Z              Class Z         Class Z          Class Z       Class Z
                                                     ----------           ---------       ----------       ---------     ---------
Net asset value -
Beginning of period ($)                                 [16.43]             [16.02]         [14.90]          [16.28]       [13.80]

INCOME FROM INVESTMENT OPERATIONS ($):
Net investment income (loss) (a)                         [0.06]              [0.08]          [0.13](c)        [0.15]        [0.22]
Net realized and unrealized gain (loss)                [(2.39)]              [1.32]          [2.02]           [1.31]        [3.68]
Total from Investment Operations                       [(2.33)]              [1.40]          [2.15]           [1.46]        [3.90]

LESS DISTRIBUTIONS DECLARED
 TO SHAREHOLDERS ($):
From net investment income                             [(0.05)]            [(0.08)]        [(0.12)]         [(0.16)]      [(0.23)]
In excess of net investment income                          - (b)                - (b)           -                -             -
From net realized capital gains                        [(1.28)]            [(0.91)]        [(0.91)]         [(2.68)]      [(1.19)]
Total Distributions
Declared to Shareholders                               [(1.33)]            [(0.99)]        [(1.03)]         [(2.84)]      [(1.42)]
Net asset value -
End of period ($)                                       [12.77]             [16.43]         [16.02]          [14.90]       [16.28]
Total return (%) (d)(e)                               [(15.12)]              [9.38]         [14.85]          [10.10]       [30.43]

RATIOS TO AVERAGE NET ASSETS (%):
Expenses (excluding reimbursement/waiver)                [0.97]              [1.00]          [1.05]           [1.03]        [1.06]
Net investment income                                    [0.44]              [0.44]          [0.76]           [1.00]        [1.44]
Waiver/reimbursement (op. exp. including waiver)         [0.97]              [1.00]          [1.05]           [1.03]        [1.03]
Portfolio turnover rate (%)                                [19]                [42]            [20]             [38]          [93]
Net assets, end of period (000's) ($)                 [460,302]           [678,398]       [309,106]        [254,060]     [246,654]


(a) Net investment income per share before reimbursement/waiver of fees by the advisor and/or its affiliates and/or the administrator for Class Z shares for the years ended October 31, 2001, 2000, 1999, 1998 and 1997 were $0.06,
     $0.08, $0.13(c), $0.15 and $0.21, respectively.

(b) Dividends in excess of net investment income per share were less than $0.005.

(c) Per share data was calculated using the [weighted average shares outstanding method] during the period.

(d)  [Total return at net asset value assuming all distributions reinvested].

(e) Had the advisor not waived a portion of the expenses, total return would have been lower.

                                     Notes

                                     Notes

FOR MORE INFORMATION

Additional information about the Fund's investments will be published in the Fund's semi-annual and annual reports to shareholders. The annual report will contain a discussion of the market conditions and investment strategies that significantly affected the Fund's performance over its last fiscal year.

You may wish to read the Statement of Additional Information for more information on the Fund and the securities in which it invests. The Statement of Additional Information is incorporated into this prospectus by reference, which means that it is considered to be part of this prospectus.

You can get free copies of reports and the Statement of Additional Information, request other information and discuss your questions about the Fund by writing or calling the Fund's distributor at:

Liberty Funds Distributor, Inc.
One Financial Center
Boston, MA
02111-2621
1-800-426-3750
www.libertyfunds.com

Text-only versions of all Fund documents can be viewed online or downloaded from the EDGAR database on the Securities and Exchange Commission internet site at WWW.SEC.GOV.

You can review and copy information about the Fund by visiting the following location, and you can obtain copies, upon payment of a duplicating fee by electronic request at the E-mail address publicinfo@sec.gov or by writing the:

Public Reference Room
Securities and Exchange Commission
Washington, DC
20549-0102

Information on the operation of the Public Reference Room may be obtained by calling 1-202-942-8090.

INVESTMENT COMPANY ACT FILE NUMBER:

Liberty-Stein Roe Funds Investment Trust: 811-4978

o Liberty Growth and Income Fund (formerly named Galaxy Growth and Income Fund)



--------------------------------------------------------------------------------

        [LIBERTYFUNDS LOGO]

                A Member of Columbia Management Group

                (C) 2002 Liberty Funds Distributor, Inc.
                A Member of Columbia Management Group
                One Financial Center, Boston, MA 02111-2621
[Job Code]      800-426-3750 www.libertyfunds.com

LIBERTY GROWTH AND INCOME FUND II           PROSPECTUS, _________________, 2002


CLASS T AND G SHARES

Advised by Fleet Investment Advisors Inc.

Class T and G shares are sold only to investors who received (and who have continuously held) Class T or G shares in connection with the merger of certain Galaxy Funds into various Liberty Funds.

Although these securities have been registered with the Securities and Exchange Commission, the Commission has not approved or disapproved any shares offered in this prospectus or determined whether this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.


                               TABLE OF CONTENTS


THE FUND .................................................................    XX
Investment Goal ..........................................................    XX
Principal Investment Strategies ..........................................    XX
Principal Investment Risks ...............................................    XX
Performance History ......................................................    XX
Your Expenses ............................................................    XX

YOUR ACCOUNT .............................................................    XX
How to Buy Shares ........................................................    XX
Sales Charges ............................................................    XX
How to Exchange Shares ...................................................    XX
How to Sell Shares .......................................................    XX
Fund Policy on Trading of Fund Shares ....................................    XX
Distribution and Service Fees ............................................    XX
Other Information About Your Account .....................................    XX

MANAGING THE FUND ........................................................    XX
Investment Advisor .......................................................    XX
Portfolio Manager ........................................................    XX

FINANCIAL HIGHLIGHTS .....................................................    XX

Not FDIC Insured
May Lose Value
No Bank Guarantee

THE FUND

A company's MARKET CAPITALIZATION is the price of a share of its stock, multiplied by the number of shares held by investors.


INVESTMENT GOAL

The Fund seeks to provide a relatively high total return through long-term capital appreciation and current income.


PRINCIPAL INVESTMENT STRATEGIES

The Fund normally invests at least 65% of its total assets in the common stocks of U.S. companies with large market capitalizations (generally over $2 billion) that the Fund's investment advisor believes offer above-average growth and dividends. The advisor focuses on stocks which are believed to be attractively priced relative to expectations for the future performance of the issuing company. The advisor also seeks a current yield greater than that of the Standard & Poor's 500 Composite Stock Price Index (commonly referred to as the S&P 500), although not all Fund investments will pay dividends.

The Fund will sell a portfolio security when, as a result of changes in the economy, the advisor believes that holding the security is no longer consistent with the Fund's investment objective. A security may also be sold as a result of a deterioration in the performance of the security or in the financial condition of the issuer of the security.

At times, the advisor may determine that adverse market conditions make it desirable to suspend temporarily the Fund's normal investment activities. During such times, the Fund may, but is not required to, invest in cash or high-quality, short-term debt securities, without limit. Taking a temporary defensive position may prevent the Fund from achieving its investment goal.

In seeking to achieve its investment goal, the Fund may invest in various types of securities and engage in various investment techniques which are not the principal focus of the Fund and, therefore, are not described in this prospectus. These types of securities and investment practices are identified and discussed in the Fund's Statement of Additional Information, which you may obtain free of charge (see back cover). Approval by the Fund's shareholders is not required to modify or change the Fund's investment goal or investment strategies.


PRINCIPAL INVESTMENT RISKS

The principal risks of investing in the Fund are described below. There are many circumstances (including additional risks that are not described here) which could prevent the Fund from achieving its investment goal. You may lose money by investing in the Fund.

Management risk means that the advisor's stock selections and other investment decisions might produce losses or cause the Fund to underperform when compared to other funds with a similar investment goals. Market risk means that security prices in a market, sector or industry may fall, reducing the value of your investment. Because of management and market risk, there is no guarantee that the Fund will achieve its investment goal or perform favorably compared with comparable funds.

The Fund



Since it purchases equity securities, the Fund is subject to equity risk. This is the risk that stock prices will fall over short or extended periods of time. Although the stock market has historically outperformed other asset classes over the long term, the equity market tends to move in cycles. Individual stock prices may fluctuate drastically from day-to-day and may underperform other asset classes over an extended period of time. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These price movements may result from factors affecting individual companies, industries or the securities market as a whole.

Growth stocks are stocks of companies believed to have above-average potential for growth in revenue and earnings. Prices may be more sensitive to changes in current or expected earnings than the prices of other stocks. Growth stocks may not perform as well as value stocks or the stock market in general.

An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

The Fund


PERFORMANCE HISTORY

The bar chart below shows changes in the Fund's calendar year total returns for its Class T shares excluding sales charges. The performance table following the bar chart shows how the Fund's average annual returns for Class T and G shares, including sales charges, compare with those of a broad measure of market performance for 1 year, 5 years and the life of the Fund.(1) The chart and table are intended to illustrate some of the risks of investing in the Fund by showing the changes in the Fund's performance. All returns include the reinvestment of dividends and distributions. Performance results include the effect of expense reduction arrangements. If these arrangements had not been in place, the performance results would have been lower. Any expense reduction arrangements may be discontinued at any time. As with all mutual funds, past performance (before and after taxes) does not predict the Fund's future performance. Returns and value of an investment will vary, resulting in a gain or a loss on sale.


Calendar Year Total Returns (Class T)(1)

 40.00%
 30.00%                      29.34%        29.19%
 20.00%                             19.85%
 10.00%                                           15.71%
  0.00%                4.83%                              6.86%
-10.00%                                                         3.65%
                                                                       -5.95%
         1992   1993   1994   1995   1996   1997   1998   1999   2000   2001



The Fund's year-to-date total return through June 30, 2002 was +/-__.__%.

For period shown in bar chart:
Best quarter: 4th quarter 1998, +20.66%
Worst quarter: 3rd quarter 2001, -13.68%

The Fund

UNDERSTANDING PERFORMANCE

CALENDAR YEAR TOTAL RETURNS show the Fund's Class T share performance for each complete calendar year since the fund commenced operations. They include the effects of Fund expenses, but not the effects of sales charges. If sales charges were included, these returns would be lower.

AVERAGE ANNUAL TOTAL RETURNS are a measure of the Fund's average performance over the past one-year, five year, and life of the Fund periods. They include the effects of Fund expenses. The table shows the returns of each share class and includes the effects of current sales charges.

The Fund's returns are compared to the S&P 500 Index, an unmanaged index that tracks the performance of 500 widely held common stocks listed on the New York Stock Exchange, the American Stock Exchange and NASDAQ. The S&P 500 is heavily weighted with the stocks of large companies. Unlike the Fund, indices are not investments, do not incur fees, expenses or taxes and are not professionally managed.


After-tax returns are calculated using the historical highest individual federal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and may not be relevant to investors who hold Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Average Annual Total Returns -- For Periods Ended December 31, 2001(1)


                               INCEPTION                           LIFE OF THE
                                 DATE        1 YEAR     5 YEARS       FUND
                               ---------    --------    -------    -----------
Class T (%)                     2/12/93
  Return Before Taxes                       [-11.34]     [7.97]     [11.53]
  Return After Taxes on
    Distributions                           [-11.92]     [5.91]      [9.09]
  Return After Taxes on
    Distributions and Sale
    of Fund Shares                           [-6.38]     [6.15]      [8.79]

Class G (%)                      3/4/96
  Return Before Taxes                       [-11.18]     [8.03]      [9.33]
  Return After Taxes on
    Distributions                             __.__      __.__       __.__
  Return After Taxes on
    Distributions and Sale
    of Fund Shares                            __.__      __.__       __.__

S&P 500 Index (%)                N/A         -11.88      10.70       13.56(2)


(1) The returns shown include returns of Retail A shares (for Class T shares) and Retail B shares (for Class G shares) of the Galaxy Growth and Income Fund, the predecessor to the Fund (the "Galaxy Fund"), for periods prior to [date of this prospectus].

(2)  Performance information is from January 31, 1993.

The Fund

UNDERSTANDING EXPENSES

SALES CHARGES are paid directly by shareholders to Liberty Funds Distributor, Inc., the Fund's distributor.

ANNUAL FUND OPERATING EXPENSES are paid by the Fund. They include management fees, 12b-1 fees, shareholder service fees and other administrative costs including pricing and custody services.

EXAMPLE EXPENSES help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. The table does not take into account any expense reduction arrangements discussed in the footnotes to the Annual Fund Operating Expenses table. It uses the following hypothetical conditions:

o    $10,000 initial investment

o    5% total return for each year

o    Fund operating expenses remain the same

o    Assumes reinvestment of all dividends and distributions

o Assumes Class G shares corresponding to Retail B shares of the Galaxy Fund purchased prior to January 1, 2001 convert to Class T shares after six years, and those corresponding to Retail B shares of the Galaxy Fund purchased on or after January 1, 2001 convert to Class T shares after eight years


YOUR EXPENSES

Expenses are one of several factors to consider before you invest in a mutual fund. The tables below describe the fees and expenses you may pay when you buy, hold and sell shares of the Fund.

Shareholder Fees(3) (paid directly from your investment)

                                                     CLASS T       CLASS G
                                                     -------       -------
Maximum sales charge (load) on purchases (%)
(as a percentage of the offering price)              [5.75]        [0.00]

Maximum deferred sales charge (load) on
redemptions (%) (as a percentage of the
lesser of purchase price or redemption price)         1.00 (4)     [5.00]

Redemption fee (%) (as a percentage of
amount redeemed, if applicable)                            (5)           (5)


Annual Fund Operating Expenses (deducted directly from Fund assets)

                                                     CLASS T        CLASS G
                                                     -------       ---------
Management fee(6) (%)                                 [0.75]        [0.75]
Distribution and service (12b-1) fees (%)             [0.00]        [0.95](7)
Other expenses (%)                                    [0.61]        [0.35]
Total annual fund operating expenses(6) (%)           [1.36]        [2.05]


(3) A $10 annual fee is deducted from accounts of less than $1,000 and paid to the transfer agent.

(4) This charge applies only to certain Class T shares bought without an initial sales charge that are sold within 12 months of purchase, unless the shares were sold because of the death or post-purchase disability of the shareholder or withdrawn through Liberty's Systematic Withdrawal Plan in an amount that does not annually exceed 12% of the account's value.

(5)  There is a $7.50 charge for wiring sale proceeds to your bank.

(6) The Fund's advisor has voluntarily agreed to waive a portion of management fees for each share class. As a result, actual management fees for each share class would be [0.73]% and total annual fund operating expenses for Class T and G shares would be [1.34]% and [2.03]%, respectively. This arrangement may be modified or terminated by the advisor at any time.

(7) The Fund may pay distribution and service (12b-1) fees up to a maximum of 1.15% of the Fund's average daily net assets attributable to Class G shares (comprised of up to 0.65% for distribution services, up to 0.25% for shareholder liaison services and up to 0.25% for administrative support services), but will limit such fees to an aggregate fee of not more than 0.95% during the current fiscal year.

The Fund

Example Expenses (your actual costs may be higher or lower)


CLASS                                 1 YEAR     3 YEARS     5 YEARS    10 YEARS
-----                                 ------     -------     --------   --------

Class T                               $[706]      $[981]     $[1,277]   $[2,116]

Class G: did not sell your shares
         (shares purchased prior
         to January 1, 2001)          $[208]      $[643]     $[1,103]   $[2,040]

         did not sell your shares
         (shares purchased on or
         after January 1, 2001)       $[208]      $[643]     $[1,103]   $[2,202]

         sold all your shares at
         the end of the period
         (shares purchased prior
         to January 1, 2001)          $[708]      $[943]     $[1,303]   $[2,040]

         sold all your shares at
         the end of the period
         (shares purchased on or
         after January 1, 2001)       $[708]    $[1,043]     $[1,403]   $[2,202]

YOUR ACCOUNT

INVESTMENT MINIMUMS

[Initial Investment ............   $1,000]
Subsequent Investments .........   $   50
Automatic Investment Plan* .....   $   50
Retirement Plan* ...............   $   25

* The initial investment minimum of $1,000 is waived on these plans.

The Fund reserves the right to change these investment minimums. The Fund also reserves the right to refuse a purchase order for any reason, including if it believes that doing so would be in the best interest of the Fund and its shareholders.


HOW TO BUY SHARES

Your financial advisor can help you establish an appropriate investment portfolio, buy shares and monitor your investments. When the Fund receives your purchase request in "good form," your shares will be bought at the next calculated public offering price. "Good form" means that you placed your order with your brokerage firm or your payment has been received and your application is complete, including all necessary signatures.


Outlined below are the various options for buying shares:

METHOD              INSTRUCTIONS
------              ------------

Through your        Your financial advisor can help you establish your account
financial advisor   and buy Fund shares on your behalf. To receive the current trading day's price, your financial advisor firm must receive your request prior to the close of the New York
                    Stock Exchange (NYSE), usually 4:00 p.m. Eastern time. Your financial advisor may charge you fees for executing the purchase for you.

By check            For existing accounts fill out and return the additional
(existing account)  investment stub included in your quarterly statement, or send a letter of instruction including your Fund name and account number with a check made payable to the Fund to Liberty Funds Services, Inc., P.O. Box 8081, Boston, MA
                    02266-8081.

By exchange         You or your financial advisor may acquire shares for your
                    account by exchanging shares you own in one fund for shares of the same class of the Fund at no additional cost. There may be an additional charge if exchanging from a money market fund. To exchange by telephone, call 1-800-422-3737.

By wire You may purchase shares by wiring money from your bank account to your Fund account. To wire funds to your Fund account, call 1-800-422-3737 to obtain a control number and the wiring instructions.

By electronic funds You may purchase shares by electronically transferring money transfer from your bank account to your Fund account by calling 1-800-422-3737. An electronic funds transfer may take up to two business days to settle and be considered in "good form." You must set up this feature prior to your telephone request. Be sure to complete the appropriate section of the application.

Automatic           You can make monthly or quarterly investments automatically
investment plan     from your bank account to your Fund account. You can select a pre-authorized amount to be sent via electronic funds transfer. Be sure to complete the appropriate section of the application for this feature.

Automated dollar    You can purchase shares for your account by exchanging $100
cost averaging      or more each month from another fund for shares of the same class of the Fund at no additional cost. You must have a current balance of at least $5,000 in the fund the money is coming from. The designated amount will be exchanged on the third Tuesday of each month. Exchanges will continue so long as your fund balance is sufficient to complete the transfers. You may terminate your program or change the amount of the exchange (subject to the $100 minimum) by calling 1-800-422-3737. Be sure to complete the appropriate section of the account application for this feature.

By dividend         You may automatically invest dividends distributed by
diversification     another fund into the same class of shares of the Fund at no additional sales charge. To invest your dividends in the Fund, call 1-800-345-6611.

Your Account

UNDERSTANDING CONTINGENT DEFERRED SALES CHARGES

Certain investments in Class T and G shares are subject to a CDSC, a sales charge applied at the time you sell your shares. You will pay the CDSC only on shares you sell within a certain amount of time after purchase. The CDSC generally declines each year until there is no charge for selling shares. The CDSC is applied to the net asset value at the time of purchase or sale, whichever is lower. For purposes of calculating the CDSC, the start of the holding period is the [first day/month-end] of the month in which the purchase is made. Shares you purchase with reinvested dividends or capital gains are not subject to a CDSC. In addition, there is no CDSC when Class G shares are sold because of the death or post-purchase disability of a shareholder and in certain other circumstances such as exchanges. Ask your financial adviser or the Fund's distributor, or consult the SAI, for other instances in which the CDSC is waived. When you place an order to sell shares, the Fund will automatically sell first those shares not subject to a CDSC and then those you have held the longest. This policy helps reduce and possibly eliminate the potential impact of the CDSC.

SALES CHARGES

You may be subject to an initial sales charge when you purchase, or a contingent deferred sales charge (CDSC) when you sell, shares of the Fund. These sales charges are described below. In certain circumstances, the sales charge may be waived, as described below and in the Statement of Additional Information.

CLASS T SHARES Your purchases of Class T shares are made at the public offering price for these shares. This price includes a sales charge that is based on the amount of your initial investment when you open your account. The sales charge you pay on an additional investment is based on the total amount of your purchase and the current value of your account. A portion of the sales charge is paid as a commission to your financial advisor firm on the sale of Class T shares. The amount of the sales charge differs depending on the amount you invest as shown in the table below.

Class T Sales Charges
                                                                      % OF
                                                                    OFFERING
                                        AS A % OF                     PRICE
                                       THE PUBLIC      AS A %      RETAINED BY
                                        OFFERING      OF YOUR       FINANCIAL
AMOUNT OF PURCHASE                       PRICE       INVESTMENT   ADVISOR FIRM
------------------                     ----------    ----------   ------------

Less than $50,000                       [5.75]         [6.01]         _.__
$50,000 to less than $100,000           [4.50]         [4.71]         _.__
$100,000 to less than $250,000          [3.50]         [3.63]         _.__
$250,000 to less than $500,000          [2.50]         [2.56]         _.__
$500,000 to less than $1,000,000        [2.00]         [2.04]         _.__
$1,000,000 or more                      [0.00]         [0.00]         _.__


Class T shares bought without an initial sales charge in accounts aggregating $1 million or more at the time of purchase are subject to a 1.00% CDSC if the shares are sold within 12 months of the time of purchase, unless the shares were sold because of the death or post-purchase disability of the shareholder or withdrawn through Liberty's Systematic Withdrawal Plan in an amount that does not annually exceed 12% of the account's value. Subsequent Class T share purchases that bring your account value above $1 million are subject to a CDSC if redeemed within 12 months of the date of purchase. The 12-month period begins on the first day of [the month following each purchase]. The CDSC does not apply to retirement plans purchasing through a fee-based program.

There is no sales charge when you buy Class T Shares if:

o    You buy shares by reinvesting your dividends and distributions.

o You buy shares with the proceeds of a redemption of Class T shares on which you have already paid a sales charge (as long as you buy the new shares within 90 days after selling your other shares).

o You are an investment professional who places trades for your clients and charges them a fee.

o You buy shares under an all-inclusive fee program (sometimes called a "wrap fee program") offered by a broker-dealer or other financial institution.

Your Account


o    You were a Galaxy shareholder before December 1, 1995.

o You were shareholder of the Boston 1784 Funds on the date when the Funds were reorganized into Galaxy.

[For Class T share purchases of $1 million or more, financial advisors receive a cumulative commission from the distributor as follows:


Purchases Over $1 Million

AMOUNT PURCHASED                                  COMMISSION %
----------------                                  ------------
First $3 million                                      1.00
$3 million to less than $5 million                    0.80
$5 million to less than $25 million                   0.50
$25 million or more                                   0.25


The commission to financial advisors for Class T share purchases of $25 million or more is paid over 12 months but only to the extent the shares remain outstanding.

For Class T share purchases by participants in certain group retirement plans offered through a fee-based program, financial advisors receive a 1.00% commission from the distributor on all purchases of less than $3 million.]

REDUCED SALES CHARGES FOR LARGER INVESTMENTS There are two ways for you to pay a lower sales charge when purchasing Class T shares. The first is through Rights of Accumulation. If the combined value of the Fund accounts in all classes maintained by you, your spouse or your minor children reaches a sales charge discount level (according to the chart on the previous page), your next purchase will receive the lower sales charge. The second is by signing a Statement of Intent within 90 days of your purchase. By doing so, you would be able to pay the lower sales charge on all purchases by agreeing to invest a total of at least $50,000 within 13 months. If your Statement of Intent purchases are not completed within 13 months, you will be charged the applicable sales charge on the amount you had invested to that date. In addition, certain investors may purchase shares at a reduced sales charge or net asset value, which is the value of a fund share excluding any sales charges. See the Statement of Additional Information for a description of these situations.

CLASS G SHARES Your purchases of Class G shares are made at Class G's net asset value. Class G shares have no front-end sales charge, but they do carry a CDSC that is imposed only on shares sold prior to elimination of the CDSC as shown in the applicable chart below. The CDSC generally declines each year and eventually disappears over time. The distributor pays your financial advisor firm an up-front commission on sales of Class G shares as described in the charts below.

Your Account

CDSCs for Class G shares received in exchange for Retail B shares of the Galaxy Fund that were purchased prior to January 1, 2001:


Class G Sales Charges

                                                 % DEDUCTED WHEN
HOLDING PERIOD AFTER PURCHASE                    SHARES ARE SOLD
-----------------------------                    ---------------
Through first year                                    [5.00]
Through second year                                   [4.00]
Through third year                                    [3.00]
Through fourth year                                   [3.00]
Through fifth year                                    [2.00]
Through sixth year                                    [1.00]
Longer than six years                                 [None]


CDSCs for Class G shares received in exchange for Retail B shares of the Galaxy Fund that were purchased on or after January 1, 2001:


                                                 % DEDUCTED WHEN
HOLDING PERIOD AFTER PURCHASE                    SHARES ARE SOLD
-----------------------------                    ---------------
Through first year                                    [5.00]
Through second year                                   [4.00]
Through third year                                    [4.00]
Through fourth year                                   [4.00]
Through fifth year                                    [3.00]
Through sixth year                                    [2.00]
Through the seventh year                              [1.00]
Longer than seven years                               [None]


Commission to financial advisors is _.__%.

Class G shares received in exchange for Retail B shares of the Galaxy Fund that were purchased prior to January 1, 2001 will automatically convert to Class T shares six years after purchase. Class G shares received in exchange for Retail B shares of the Galaxy Fund that were purchased on or after January 1, 2001 will automatically convert to Class T shares eight years after purchase.

Your Account

HOW TO EXCHANGE SHARES

You may exchange your Class T shares for Class A or Class T shares, and may exchange your Class G shares for Class B or Class G shares, of another fund distributed by Liberty Funds Distributor, Inc. at net asset value. If your shares are subject to a CDSC, you will not be charged a CDSC upon the exchange. However, when you sell the shares acquired through the exchange, the shares sold may be subject to a CDSC, depending upon when you originally purchased the shares you are exchanging. For purposes of computing the CDSC, the length of time you have owned your shares will be computed from the date of your original purchase and the applicable CDSC will be the CDSC of the original fund. Class T and Class G shares, once exchanged for Class A or Class B shares, may not be further exchanged for Class T or Class G shares. Unless your account is part of a tax-deferred retirement plan, an exchange is a taxable event, and you may realize a gain or a loss for tax purposes. The Fund may terminate your exchange privilege if the advisor determines that your exchange activity is likely to adversely impact its ability to manage the Fund. To exchange by telephone, call 1-800-422-3737.


HOW TO SELL SHARES

Your financial advisor can help you determine if and when you should sell your shares. You may sell shares of the Fund on any regular business day that the NYSE is open.

When the Fund receives your sales request in "good form," shares will be sold at the next calculated price. "Good form" means that money used to purchase your shares is fully collected. When selling shares by letter of instruction, "good form" also means (i) your letter has complete instructions, the proper signatures and signature guarantees, (ii) you have included any certificates for shares to be sold, and (iii) any other required documents are attached. For additional documents required for sales by corporations, agents, fiduciaries and surviving joint owners, please call 1-800-345-6611. Retirement plan accounts have special requirements; please call 1-800-799-7526 for more information.

The Fund will generally send proceeds from the sale to you within seven days (usually on the next business day after your request is received in "good form"). However, if you purchased your shares by check, the Fund may delay sending the proceeds from the sale of your shares for up to 15 days after your purchase to protect against checks that are returned. No interest will be paid on uncashed redemption checks. Redemption proceeds may be paid in securities, rather than in cash, under certain circumstances. For more information, see the paragraph "Non Cash Redemptions" under the section "How to Sell Shares" in the Statement of Additional Information.

Your Account

Outlined below are the various options for selling shares:

METHOD              INSTRUCTIONS
------              ------------

Through your        You may call your financial advisor to place your sell
financial advisor   order. To receive the current trading day's price, your
                    financial advisor firm must receive your request prior to the close of regular trading on the NYSE, usually 4:00 p.m.
                    Eastern time. Your financial advisor may charge you fees for executing a redemption for you.

By exchange         You or your financial advisor may sell shares by exchanging from the Fund into the same share class of another fund at no additional cost. To exchange by telephone, call
                    1-800-422-3737.

By telephone        You or your financial advisor may sell shares by telephone and request that a check be sent to your address of record by calling 1-800-422-3737, unless you have notified the Fund of an address change within the previous 30 days. The dollar limit for telephone sales is $100,000 in a 30-day period.
                    You do not need to set up this feature in advance of your call. Certain restrictions apply to retirement accounts. For details, call 1-800-345-6611.

By mail You may send a signed letter of instruction or stock power form along with any share certificates to be sold to the address below. In your letter of instruction, note the Fund's name, share class, account number, and the dollar value or number of shares you wish to sell. All account owners must sign the letter, and signatures must be guaranteed by either a bank, a member firm of a national stock exchange or another eligible guarantor institution. Additional documentation is required for sales by corporations, agents, fiduciaries, surviving joint owners and individual retirement account owners. For details, call 1-800-345-6611.

                    Mail your letter of instruction to Liberty Funds Services, Inc., P.O. Box 8081, Boston, MA 02266-8081.

By wire You may sell shares and request that the proceeds be wired to your bank. You must set up this feature prior to your telephone request. Be sure to complete the appropriate section of the account application for this feature.

By systematic       You may automatically sell a specified dollar amount or
withdrawal plan     percentage of your account on a monthly, quarterly or
                    semi-annual basis and have the proceeds sent to you if your account balance is at least $5,000. This feature is not available if you hold your shares in certificate form. All dividend and capital gains distributions must be reinvested.
                    Be sure to complete the appropriate section of the account application for this feature.

By electronic       You may sell shares and request that the proceeds be
funds transfer      electronically transferred to your bank. Proceeds may take up to two business days to be received by your bank. You must set up this feature prior to your request. Be sure to complete the appropriate section of the account application for this feature.

Your Account


FUND POLICY ON TRADING OF FUND SHARES

The Fund does not permit short-term or excessive trading in its shares. Excessive purchases, redemptions or exchanges of Fund shares disrupt portfolio management and increase Fund expenses. In order to promote the best interests of the Fund, the Fund reserves the right to reject any purchase order or exchange request, particularly from market timers or investors who, in the advisor's opinion, have a pattern of short-term or excessive trading or whose trading has been or may be disruptive to the Fund. The fund into which you would like to exchange also may reject your request.


DISTRIBUTION AND SERVICE FEES

The Fund has adopted a plan under Rule 12b-1 that permits it to pay the Fund's distributor marketing and other fees to support the sale and distribution of Class G shares and certain services provided to you by your financial advisor. The annual fees for shareholder liaison services and administrative support may equal up to 0.50% for Class G shares. The annual distribution fee may equal up to 0.65% for Class G shares. The Fund does not intend to pay more than a total of 0.95% for Class G shares in distribution and shareholder service fees during the current fiscal year. The Fund has also adopted a plan that permits it to pay for certain services provided to Class T shareholders by their financial advisor. The annual service fee may equal up to 0.50% for Class T shares. The Fund does not intend to pay more than 0.30% for Class T shares in shareholder service fees during the current fiscal year. The foregoing fees are paid out of the assets of the relevant classes. Over time, these fees will reduce the return on your investment and may cost you more than paying other types of sales charges. Class G shares automatically convert to Class T shares after a certain number of years, eliminating a portion of these fees upon conversion. Conversion may occur six or eight years after purchase, depending on the program under which you purchased your shares. See "Your Account; Sales Charges" for the conversion schedule applicable to Class G shares.

Your Account

OTHER INFORMATION ABOUT YOUR ACCOUNT

HOW THE FUND'S SHARE PRICE IS DETERMINED The price of each class of the Fund's shares is based on its net asset value. The net asset value is determined at the close of regular trading on the NYSE, usually 4:00 p.m. Eastern time, on each business day that the NYSE is open (typically Monday through Friday).

When you request a transaction, it will be processed at the net asset value (plus any applicable sales charges) next determined after your request is received in "good form" by the distributor. In most cases, in order to receive that day's price, the distributor must receive your order before that day's transactions are processed. If you request a transaction through your financial advisor firm, the firm must receive your order by the close of trading on the NYSE to receive that day's price.

The Fund determines its net asset value for each share class by dividing each class's total net assets by the number of that class's outstanding shares. In determining the net asset value, the Fund must determine the price of each security in its portfolio at the close of each trading day. Securities for which market quotations are available are valued each day at the current market value. However, where market quotations are unavailable, or when the advisor believes that subsequent events have made them unreliable, the Fund may use other data to determine the fair value of the securities.

You can find the daily prices of some share classes for the Fund in most major daily newspapers under the caption "Liberty." You can find daily prices for all share classes by visiting the Fund's web site at www.libertyfunds.com.

ACCOUNT FEES If your account value falls below $1,000 (other than as a result of depreciation in share value) you may be subject to an annual account fee of $10. This fee is deducted from the account in June each year. Approximately 60 days prior to the fee date, the Fund's transfer agent will send you written notification of the upcoming fee. If you add money to your account and bring the value above $1,000 prior to the fee date, the fee will not be deducted.

SHARE CERTIFICATES Share certificates are not available for Class G shares. Certificates will be issued for Class T shares only if requested. If you decide to hold share certificates, you will not be able to sell your shares until you have endorsed your certificates and returned them to the distributor.

Your Account

UNDERSTANDING FUND DISTRIBUTIONS

The Fund earns income from the securities it holds. The Fund also may realize capital gains or losses on sales of its securities. The Fund distributes substantially all of its net investment income and capital gains to shareholders. As a shareholder, you are entitled to a portion of the Fund's income and capital gains, generally based on the number of shares you own at the time these distributions are declared.

DIVIDENDS, DISTRIBUTIONS AND TAXES The Fund has the potential to make the following distributions:

Types of Distributions


Dividends              Represents interest and dividends earned from securities
                       held by the Fund, net of expenses incurred by the Fund.

Capital gains          Represents net long-term capital gains on sales of
                       securities held for more than 12 months and net short-term capital gains, which are gains on sales of securities held for a 12-month period or less.


DISTRIBUTION OPTIONS The Fund distributes dividends quarterly and any capital gains (including short-term capital gains) at least annually. You can choose one of the options listed in the table below for these distributions when you open your account. To change your distribution option, call 1-800-345-6611.

If you do not indicate on your application or at the time your account is established your preference for handling distributions, the Fund will automatically reinvest all distributions in additional shares of the Fund.


Distribution Options

Reinvest all distributions in additional shares of your current fund

Reinvest all distributions in shares of another fund

Receive dividends in cash (see options below) and reinvest capital gains

Receive all distributions in cash (with one of the following options):

o    send the check to your address of record

o    send the check to a third party address

o    transfer the money to your bank via electronic funds transfer


Distributions of $10 or less will automatically be reinvested in additional Fund shares. If you elect to receive distributions by check and the check is returned as undeliverable, or if you do not cash a distribution check within six months of the check date, the distribution will be reinvested in additional shares of the Fund. All subsequent distributions will be reinvested.

Your Account

TAX CONSEQUENCES Unless you are an entity exempt from income taxes, regardless of whether you receive your distributions in cash or reinvest them in additional Fund shares, all Fund distributions are subject to federal income tax. Depending on the state where you live, distributions may also be subject to state and local income taxes.

In general, any distributions of dividends, interest and short-term capital gains are taxable as ordinary income. Distributions of long-term capital gains are generally taxable as such, regardless of how long you have held your Fund shares. You will be provided with information each year regarding the amount of ordinary income and capital gains distributed to you for the previous year and any portion of your distribution which is exempt from state and local taxes. Your investment in the Fund may have additional personal tax implications. Please consult your tax advisor about federal, state, local or other applicable tax laws.

In addition to the dividends and capital gains distributions made by the Fund, you may realize a capital gain or loss when selling and exchanging shares of the Fund. Such transactions may also be subject to federal, state and local income tax.

MANAGING THE FUND

INVESTMENT ADVISOR

Fleet Investment Advisors Inc. (Fleet), located at 100 Federal Street, Boston, Massachusetts 02110, is the Fund's investment advisor. In its duties as investment advisor, Fleet runs the Fund's day-to-day business, including placing all orders for the purchase and sale of the Fund's portfolio securities. Fleet has been an investment advisor since 1984. Fleet also provides investment management and advisory services to individual and institutional clients. As of December 31, 2001, Fleet managed over $166 billion in assets.

For the fiscal year or period ended October 31, 2001, aggregate advisory fees paid to Fleet by the Fund amounted to 0.75% of average daily net assets of the Fund.


PORTFOLIO MANAGER

Gregory M. Miller, a Vice President of Fleet, is the manager for the Fund and has managed the Fund since July 1998. Before that, Mr. Miller assisted his predecessor in managing the Fund for seven years. He joined Fleet in 1985.

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the Fund's financial performance. Information is shown for the Fund's last five fiscal years, which run from November 1 to October 31, and relates to the Galaxy Growth and Income Fund, the Fund's predecessor Fund. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that you would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information is included in the Fund's financial statements which, for the fiscal years ended on or after October 31, 1999, have been audited by Ernst & Young LLP, independent auditors, whose report, along with the Fund's financial statements, is included in the Fund's annual report. The information for periods ended on or prior to October 31, 1998 has been audited by other independent auditors, whose report expressed an unqualified opinion on those financial statements and highlights. You can request a free annual report by calling 1-800-426-3750.


The Fund

                                                             Year ended October 31,
                                           ---------------------------------------------------------
                                             2001         2000        1999         1998       1997
                                           Class T      Class T     Class T      Class T     Class T
                                           -------      -------     -------      -------     -------
Net asset value --
Beginning of period ($)                     [16.37]     [15.98]     [14.87]      [16.24]     [13.78]

INCOME FROM INVESTMENT OPERATIONS ($):
Net investment income (loss)(a)              [0.02]      [0.02]      [0.08](e)    [0.12]      [0.18]
Net realized and unrealized gain (loss)    [(2.39)]      [1.33]      [2.02]       [1.32]      [3.67]
Total from Investment Operations           [(2.37)]      [1.35]      [2.10]       [1.44]      [3.85]

LESS DISTRIBUTIONS DECLARED TO
SHAREHOLDERS ($):
From net investment income                 [(0.02)]    [(0.05)]    [(0.08)]     [(0.13)]    [(0.20)]
In excess of net investment income             --  (d)     --  (d)     --           --          --
From net realized gains                    [(1.28)]    [(0.91)]    [(0.91)]     [(2.68)]    [(1.19)]
Total Distributions
Declared to Shareholders                   [(1.30)]    [(0.96)]    [(0.99)]     [(2.81)]    [(1.39)]
Net asset value --
End of period ($)                           [12.70]     [16.37]     [15.98]      [14.87]     [16.24]
Total return (%)(b)(c)                    [(15.46)]      [9.06]     [14.56]       [9.93]     [30.10]

RATIOS TO AVERAGE
NET ASSETS (%):
EXPENSES (EXCLUDING
REIMBURSEMENT/WAIVER)                        [1.36]      [1.37]      [1.38]       [1.35]      [1.45]
Net investment income                        [0.07]      [0.16]      [0.53]       [0.75]      [1.18]
WAIVER/REIMBURSEMENT (OP. EXP.
INCLUDING WAIVER)                            [1.34]      [1.28]      [1.28]       [1.28]      [1.27]
Portfolio turnover rate (%)                    [19]        [42]        [20]         [38]        [93]
Net assets, end of period (000's) ($)     [259,884]   [217,423]   [232,110]    [214,110]   [141,884]

(a) Net investment income per share before reimbursement/waiver of fees by the advisor and/or its affiliates and/or the administrator for Class T shares for the years ended October 31, 2001, 2000, 1999, 1998 and 1997 were $0.02,
     $0.01, $0.07(d), $0.10 and $0.18, respectively.

(b) [Total return at net asset value assuming all distributions reinvested and no initial or contingent deferred sales charge].

(c) Had the advisor not waived a portion of the expenses, total return would have been lower.

(d) Net investment income per share and dividends in excess of net investment income were less than $0.005.

(e) Per share data was calculated using the [weighted average shares outstanding method] during the period.

Financial Highlights

The Fund

                                                              Year ended October 31,
                                            --------------------------------------------------------------
                                               2001         2000       1999           1998         1997
                                             Class G      Class G    Class G         Class G      Class G
                                            --------     ---------  ---------       ---------    ---------
Net asset value --
Beginning of period ($)                      [16.23]      [15.90]     [14.83]         [16.24]     [13.77]

INCOME FROM INVESTMENT OPERATIONS ($):
Net investment income (loss)(a)             [(0.09)]     [(0.10)]    [(0.04)](d)         [-3]      [0.10]
Net realized and unrealized gain (loss)     [(2.36)]       [1.34]      [2.02]          [1.31]      [3.65]
Total from Investment Operations            [(2.45)]       [1.24]      [1.98]          [1.31]      [3.75]

LESS DISTRIBUTIONS DECLARED TO
SHAREHOLDERS ($):
From net investment income                      --           --          --          [(0.03)]    [(0.10)]
In excess of net investment income              --           --          --              --          --
From net realized gains                     [(1.28)]     [(0.91)]    [(0.91)]        [(2.68)]    [(1.19)]
Total Distributions
Declared to Shareholders                    [(1.28)]     [(0.91)]    [(0.91)]        [(2.71)]    [(1.29)]
Net asset value --
End of period ($)                           [$12.50]     [$16.23]    [$15.90]        [$14.83]    [$16.23]
Total return (%)(b)(c)                     [(16.11)]       [8.35]     [13.72]          [9.09]     [29.11]

RATIOS TO AVERAGE
NET ASSETS (%):

EXPENSES (EXCLUDING
REIMBURSEMENT/WAIVER)                         [2.05]       [2.04]      [2.04]          [2.02]      [2.28]
Net investment income                       [(0.64)]     [(0.60)]    [(0.22)]          [0.01]      [0.31]
WAIVER/REIMBURSEMENT (OP. EXP.
INCLUDING WAIVER)                             [2.05]       [2.04]      [2.03]          [2.02]      [2.05]
Portfolio turnover rate (%)                     [19]         [42]        [20]            [38]        [93]
Net assets, end of period (000's) ($)       [48,512]     [61,857]    [62,366]        [53,216]    [35,178]

(a) Net investment income (loss) per share before reimbursement/waiver of fees by the advisor and/or its affiliates and/or the Administrator for Class G shares for the years ended October 31, 2001, 2000, 1999, 1998 and 1997 were $(0.09), $(0.10), $(0.04)(d), $0.00 and $0.08, respectively.

(b) [Total return at net asset value assuming all distributions reinvested and no initial or contingent deferred sales charge].

(c) Had the advisor not waived a portion of the expenses, total return would have been lower.

(d) Per share data was calculated using the [weighted average shares outstanding method] during the period.

                                     NOTES

                                     Notes

FOR MORE INFORMATION

Additional information about the Fund's investments will be published in the Fund's semi-annual and annual reports to shareholders. The annual report will contain a discussion of the market conditions and investment strategies that significantly affected the Fund's performance over its last fiscal year.

You may wish to read the Statement of Additional Information for more information on the Fund and the securities in which it invests. The Statement of Additional Information is incorporated into this prospectus by reference, which means that it is considered to be part of this prospectus.

You can get free copies of reports and the Statement of Additional Information, request other information and discuss your questions about the Fund by writing or calling the Fund's distributor at:

Liberty Funds Distributor, Inc.
One Financial Center
Boston, MA 02111-2621
1-800-426-3750
www.libertyfunds.com

Text-only versions of all Fund documents can be viewed online or downloaded from the EDGAR database on the Securities and Exchange Commission internet site at WWW.SEC.GOV.

You can review and copy information about the Fund by visiting the following location, and you can obtain copies, upon payment of a duplicating fee by electronic request at the E-mail address publicinfo@sec.gov or by writing the:

Public Reference Room
Securities and Exchange Commission
Washington, DC 20549-0102

Information on the operation of the Public Reference Room may be obtained by calling 1-202-942-8090.

INVESTMENT COMPANY ACT FILE NUMBER:

Liberty Stein Roe Funds Investment Trust: 811-4978

o    Liberty Growth and Income Fund (formerly named Galaxy Growth and Income
     Fund)

--------------------------------------------------------------------------------

                 [LIBERTYFUNDS LOGO]

                         A Member of Columbia Management Group

                         (C) 2002 Liberty Funds Distributor, Inc.
                         A Member of Columbia Management Group
                         One Financial Center, Boston, MA 02111-2621
        [Job Code]       800-426-3750 www.libertyfunds.com

LIBERTY SMALL CAP VALUE FUND II                 PROSPECTUS, ______________, 2002


CLASS A, B AND C SHARES

Advised by Fleet Investment Advisors Inc.

Although these securities have been registered with the Securities and Exchange Commission, the Commission has not approved or disapproved any shares offered in this prospectus or determined whether this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.


                               TABLE OF CONTENTS

THE FUND ................................................................     XX
Investment Goal .........................................................     XX
Principal Investment Strategies .........................................     XX
Principal Investment Risks ..............................................     XX
Performance History .....................................................     XX
Your Expenses ...........................................................     XX

YOUR ACCOUNT ............................................................     XX
How to Buy Shares .......................................................     XX
Sales Charges ...........................................................     XX
How to Exchange Shares ..................................................     XX
How to Sell Shares ......................................................     XX
Fund Policy on Trading of Fund Shares ...................................     XX
Distribution and Service Fees ...........................................     XX
Other Information About Your Account ....................................     XX

MANAGING THE FUND .......................................................     XX
Investment Advisor ......................................................     XX
Portfolio Manager .......................................................     XX

FINANCIAL HIGHLIGHTS ....................................................     XX


Not FDIC Insured
May Lose Value
No Bank Guarantee

THE FUND

VALUE STOCKS are stocks that appear to be underpriced based on measures such as lower price-to-earnings, price-to-book value and price-to-earnings growth ratios.


INVESTMENT GOAL

The Fund seeks to provide long-term capital appreciation.


PRINCIPAL INVESTMENT STRATEGIES

The Fund invests mainly in the common stocks of small companies that the Fund's investment advisor believes are undervalued. Under normal conditions, the Fund invests at least 80% of its net assets plus any borrowings for investment purposes in the common stocks of companies that have market capitalizations of $1.5 billion or less. The Fund invests primarily in the common stock of U.S. issuers, but may invest up to 20% of its total assets in foreign equity securities. In selecting portfolio securities for the Fund, the advisor looks at the underlying strength of companies, their products, their competitive positions and the quality of their management. It also performs research to attempt to identify companies likely to benefit from emerging industry trends and potential market recoveries. A portfolio security may be sold if the advisor determines that it is no longer undervalued or if there has been a deterioration in the performance of the security or in the financial condition of the issuer.

At times, the advisor may determine that adverse market conditions make it desirable to suspend temporarily the Fund's normal investment activities. During such times, the Fund may, but is not required to, invest in cash or high-quality, short-term debt securities, without limit. Taking a temporary defensive position may prevent the Fund from achieving its investment goal.

In seeking to achieve its investment goal, the Fund may invest in various types of securities and engage in various investment techniques which are not the principal focus of the Fund and, therefore, are not described in this prospectus. These types of securities and investment practices are identified and discussed in the Fund's Statement of Additional Information, which you may obtain free of charge (see back cover). Approval by the Fund's shareholders is not required to modify or change the Fund's investment goal or investment strategies.

The Fund


PRINCIPAL INVESTMENT RISKS

The principal risks of investing in the Fund are described below. There are many circumstances (including additional risks that are not described here) which could prevent the Fund from achieving its investment goal. You may lose money by investing in the Fund.

Management risk means that the advisor's stock and bond selections and other investment decisions might produce losses or cause the Fund to underperform when compared to other funds with a similar investment goal. Market risk means that security prices in a market, sector or industry may fall, reducing the value of your investment. Because of management and market risk, there is no guarantee that the Fund will achieve its investment goal or perform favorably compared with comparable funds.

Since it purchases equity securities, the Fund is subject to equity risk. This is the risk that stock prices will fall over short or extended periods of time. Although the stock market has historically outperformed other asset classes over the long term, the equity market tends to move in cycles. Individual stock prices may fluctuate drastically from day-to-day and may underperform other asset classes over an extended period of time. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These price movements may result from factors affecting individual companies, industries or the securities market as a whole.

Value stocks are stocks of companies that may have experienced adverse business or industry developments or may be subject to special risks that have caused the stocks to be out of favor and, in the advisor's opinion, undervalued. If the advisor's assessment of a company's prospects is wrong, the price of its stock may fall, or may not approach the value the advisor has placed on it.

Foreign securities are subject to special risks. Foreign markets can be extremely volatile. Fluctuations in currency exchange rates may impact the value of foreign securities without a change in the intrinsic value of those securities. The liquidity of foreign securities may be more limited than domestic securities, which means that the Fund may, at times, be unable to sell foreign securities at desirable prices. Brokerage commissions, custodial fees and other fees are generally higher for foreign investments. The Fund may have limited legal recourse in the event of default with respect to certain debt securities issued by foreign governments. In addition, foreign governments may impose withholding taxes which would reduce the amount of income and capital gains available to distribute to shareholders. Other risks include the following: possible delays in the settlement of transactions or in the notification of income; less publicly available information about companies; the impact of political, social or diplomatic events; possible seizure, expropriation or nationalization of the company or its assets; and possible imposition of currency exchange controls.

The Fund


Smaller companies are more likely than larger companies to have limited product lines, operating histories, markets or financial resources. They may depend heavily on a small management team. Stocks of smaller companies may trade less frequently, may trade in smaller volumes and may fluctuate more sharply in price than stocks of larger companies. In addition, smaller companies may not be widely followed by the investment community, which can lower the demand for their stocks.

An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

The Fund


PERFORMANCE HISTORY

The bar chart below shows changes in the Fund's calendar year total returns for its Class A shares, excluding sales charges. The performance table following the bar chart shows how the Fund's average annual returns for Class A, B and C shares, including sales charges, compare with those of multiple broad measures of market performance for 1 year and the life of the Fund.(1) The chart and table are intended to illustrate some of the risks of investing in the Fund by showing the changes in the Fund's performance. All returns include the reinvestment of dividends and distributions. Performance results include the effect of expense reduction arrangements, if any. If these arrangements had not been in place, the performance results would have been lower. Any expense reduction arrangements may be discontinued at any time. As with all mutual funds, past performance (before and after taxes) does not predict the Fund's future performance. Returns and value of an investment will vary, resulting in a gain or a loss on sale.


Calendar Year Total Returns (Class A)(1)


20.00%                                                                18.43%
15.00%                                                         16.99%
10.00%                                                  10.71%
 5.00%
 0.00%
        1992   1993   1994   1995   1996   1997   1998   1999   2000   2001


The Fund's year-to-date total return through June 30, 2002 was +/-__.__%.

For period shown in bar chart:
Best quarter: 2nd quarter 1999, +16.48%
Worst quarter: 3rd quarter 2001, -10.79%

The Fund


UNDERSTANDING PERFORMANCE

CALENDAR YEAR TOTAL RETURNS show the Fund's Class A share performance for each complete calendar year since the Fund commenced operations. They include the effects of Fund expenses, but not the effects of sales charges. If sales charges were included, these returns would be lower.

AVERAGE ANNUAL TOTAL RETURNS are a measure of the Fund's average performance over the past one-year and life of the Fund periods. They include the effects of Fund expenses. The table shows the returns of each share class and includes the effects of current sales charges.

The Fund's returns are compared to the Russell 2000 Index, an unmanaged index that tracks the performance of the 2000 smallest of the 3,000 largest U.S. companies based on market capitalization. The Fund's returns are also compared to the Standard & Poors SmallCap 600 Composite Index (S&P SmallCap 600), an unmanaged index that tracks the performance of 600 domestic companies traded on the New York Stock Exchange, the American Stock Exchange and NASDAQ. The S&P SmallCap 600 is heavily weighted with the stocks of companies with small market capitalizations. Unlike the Fund, indices are not investments, do not incur fees, expenses or taxes and are not professionally managed.

After-tax returns are calculated using the historical highest individual federal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and may not be relevant to investors who hold Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Average Annual Total Returns -- for periods ended December 31, 2001(1)


                               INCEPTION                    LIFE OF THE
                                  DATE         1 YEAR          FUND
                                --------       ------       -----------
Class A (%)                    [11/1/98]
    Return Before Taxes                        [11.89]         [14.79]
    Return After Taxes on
       Distributions                            [9.62]         [11.02]
    Return After Taxes on
       Distributions and Sale
       of Fund Shares                           [8.69]         [10.80]
Class B (%)                    [11/1/98]
    Return Before Taxes                        [12.46]         [15.26]
    Return After Taxes on
       Distributions                            __.__           __.__
    Return After Taxes on
       Distributions and Sale
       of Fund Shares                           __.__           __.__
Class C (%)                     __/__/02
    Return Before Taxes                         __.__           __.__
    Return After Taxes on
       Distributions                            __.__           __.__
    Return After Taxes on
       Distributions and Sale
       of Fund Shares                           __.__           __.__
Russell 2000 Index (%)            N/A           2.49          9.86(2)
S&P SmallCap 600 (%)              N/A           6.51         13.76(2)

(1) The bar chart shows returns for Prime A shares of the Galaxy Small Cap Value Fund, the predecessor to the Fund (the "Galaxy Fund"). The average annual total returns shown for Class A and Class B shares are the returns for Prime A shares and Prime B shares, respectively, of the Galaxy Fund for all prior periods. The average annual total returns shown for Class C shares are the returns for Prime B shares of the Galaxy Fund because Class C had no predecessor in the Galaxy Fund.

(2)  Performance information is from October 31, 1998.

The Fund






UNDERSTANDING EXPENSES

SALES CHARGES are paid directly by shareholders to Liberty Funds Distributor, Inc., the Fund's distributor.

ANNUAL FUND OPERATING EXPENSES are paid by the Fund. They include management and administration fees, 12b-1 fees and other administrative costs including pricing and custody services.

EXAMPLE EXPENSES help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. It uses the following hypothetical conditions:

o     $10,000 initial investment
o     5% total return for each year
o     Fund operating expenses remain the same
o     Assumes reinvestment of all dividends and distributions
o     Assumes Class B shares convert to Class A shares after eight years


YOUR EXPENSES

Expenses are one of several factors to consider before you invest in a mutual fund. The tables below describe the fees and expenses you may pay when you buy, hold and sell shares of the Fund.

Shareholder Fees(3) (paid directly from your investment)

                                                  CLASS A     CLASS B   CLASS C
                                                  -------     -------   -------

Maximum sales charge (load) on purchases (%)
(as a percentage of the offering price)           [5.75]      [0.00]    [0.00]

Maximum deferred sales charge (load) on
redemptions (%) (as a percentage of the
lesser of purchase price or redemption price)     1.00(4)     [5.00]    [1.00]

Redemption fee (%) (as a percentage of
amount redeemed, if applicable)                     (5)         (5)       (5)


Annual Fund Operating Expenses (deducted directly from Fund assets)


                                                CLASS A    CLASS B     CLASS C
                                                -------    -------     -------
Management fee (%)                              [0.75]     [0.75]      [0.75]
Distribution and service (12b-1) fees (%)       [0.25]     [1.00]      [1.00]
Other expenses (%)                              [0.27]     [0.40]       _.__
Total annual fund operating expenses (%)        [1.27]     [2.15]       _.__


Example Expenses (your actual costs may be higher or lower)


CLASS                                1 YEAR     3 YEARS   5 YEARS    10 YEARS
-----                                ------     -------   -------    --------
Class A                              $[672]     $[931]    $[1,209]   $[2,000]

Class B: did not sell your shares    $[218]     $[673]    $[1,154]   $[2,259]

         sold all your shares at
         the end of the period       $[718]     $[973]    $[1,354]   $[2,259]

Class C: did not sell your shares

         sold all your shares at
         the end of the period

(3) A $10 annual fee is deducted from accounts of less than $1,000 and paid to the transfer agent.

(4) This charge applies only to certain Class A shares bought without an initial sales charge that are sold within 18 months of purchase. For certain Class A shares received by former Galaxy Fund Prime A shareholders in connection with the reorganization, the 1% CDSC will apply if the shares are sold within 12 months of the time of purchase of Prime A shares. With respect to these former Galaxy Prime A shareholders, the 1% CDSC will not apply if the shares were sold because of the death or the disability of the shareholder.

(5)  There is a $7.50 charge for wiring sale proceeds to your bank.

YOUR ACCOUNT


INVESTMENT MINIMUMS

Initial Investment.............  $1,000
Subsequent Investments.........  $   50
Automatic Investment Plan*.....  $   50
Retirement Plan*...............  $   25

* The initial investment minimum of $1,000 is waived on these plans.


The Fund reserves the right to change these investment minimums. The Fund also reserves the right to refuse a purchase order for any reason, including if it believes that doing so would be in the best interest of the Fund and its shareholders.



HOW TO BUY SHARES

Your financial advisor can help you establish an appropriate investment portfolio, buy shares and monitor your investments. When the Fund receives your purchase request in "good form," your shares will be bought at the next calculated public offering price. "Good form" means that you placed your order with your brokerage firm or your payment has been received and your application is complete, including all necessary signatures.

Outlined below are the various options for buying shares:


METHOD              INSTRUCTIONS
------              ------------

Through your        Your financial advisor can help you establish your account
financial advisor   and buy Fund shares on your behalf. To receive the current trading day's price, your financial advisor firm must receive your request prior to the close of the New York
                    Stock Exchange (NYSE), usually 4:00 p.m. Eastern time. Your financial advisor may charge you fees for executing the purchase for you.

By check            For new accounts send a completed application and check made
(new account)       payable to the Fund to the transfer agent, Liberty Funds
                    Services, Inc., P.O. Box 8081, Boston, MA 02266-8081.

By check            For existing accounts fill out and return the additional
(existing account)  investment stub included in your quarterly statement, or send a letter of instruction including your Fund name and account number with a check made payable to the Fund to Liberty Funds Services, Inc., P.O. Box 8081, Boston, MA
                    02266-8081.

By exchange         You or your financial advisor may acquire shares for your
                    account by exchanging shares you own in one fund for shares of the same class of the Fund at no additional cost. There may be an additional charge if exchanging from a money market fund. To exchange by telephone, call 1-800-422-3737.

By wire You may purchase shares by wiring money from your bank account to your Fund account. To wire funds to your Fund account, call 1-800-422-3737 to obtain a control number and the wiring instructions.

By electronic       You may purchase shares by electronically transferring money
funds transfer      from your bank account to your Fund account by calling
                    1-800-422-3737. An electronic funds transfer may take up to two business days to settle and be considered in "good form." You must set up this feature prior to your telephone request. Be sure to complete the appropriate section of the application.

Automatic           You can make monthly or quarterly investments automatically
investment plan     from your bank account to your Fund account. You can select a pre-authorized amount to be sent via electronic funds transfer. Be sure to complete the appropriate section of the application for this feature.

Automated dollar    You can purchase shares for your account by exchanging $100
cost averaging      or more each month from another fund for shares of the same class of the Fund at no additional cost. You must have a current balance of at least $5,000 in the fund the money is coming from. The designated amount will be exchanged on the third Tuesday of each month. Exchanges will continue so long as your fund balance is sufficient to complete the transfers. You may terminate your program or change the amount of the exchange (subject to the $100 minimum) by calling 1-800-422-3737. Be sure to complete the appropriate section of the account application for this feature.

By dividend         You may automatically invest dividends distributed by
diversification     another fund into the same class of shares of the Fund at no additional sales charge. To invest your dividends in the Fund, call 1-800-345-6611.

Your account

CHOOSING A SHARE CLASS

Consult your financial adviser for help in choosing the appropriate share class.

The Fund offers three classes of shares in this prospectus - CLASS A, B and C. Each share class has its own sales charge and expense structure. Determining which share class is best for you depends on the dollar amount you are investing and the number of years for which you are willing to invest. If your financial advisor firm does not participate in the Class B discount program, purchases of $250,000 or more but less than $1 million can be made only in Class A or Class C shares. Purchases of $1 million or more can be made only in Class A shares. Based on your personal situation, your investment advisor can help you decide which class of shares makes the most sense for you.

The Fund also offers an additional class of shares, Class Z shares, exclusively to certain institutional and other investors. Class Z shares are made available through a separate prospectus provided to eligible institutional and other investors.

SALES CHARGES

You may be subject to an initial sales charge when you purchase, or a contingent deferred sales charge (CDSC) when you sell, shares of the Fund. These sales charges are described below. In certain circumstances, the sales charge may be waived, as described below and in the Statement of Additional Information.

CLASS A SHARES Your purchases of Class A shares are made at the public offering price for these shares. This price includes a sales charge that is based on the amount of your initial investment when you open your account. The sales charge you pay on an additional investment is based on the total amount of your purchase and the current value of your account. A portion of the sales charge is paid as a commission to your financial advisor firm on the sale of Class A shares. The amount of the sales charge differs depending on the amount you invest as shown in the table below.

Class A Sales Charges

                                                                      % OF
                                                                     OFFERING
                                      AS A % OF                       PRICE
                                     THE PUBLIC        AS A %      RETAINED BY
                                      OFFERING        OF YOUR        FINANCIAL
AMOUNT OF PURCHASE                     PRICE         INVESTMENT    ADVISOR FIRM
------------------                   ----------      ----------    -------------
Less than $50,000                      [5.75]          [6.01]          _.__
$50,000 to less than $100,000          [4.50]          [4.71]          _.__
$100,000 to less than $250,000         [3.50]          [3.63]          _.__
$250,000 to less than $500,000         [2.50]          [2.56]          _.__
$500,000 to less than $1,000,000       [2.00]          [2.04]          _.__
$1,000,000 or more                     [0.00]          [0.00]          _.__


[Class A shares bought without an initial sales charge in accounts aggregating $1 million to $25 million at the time of purchase are subject to a 1.00% CDSC if the shares are sold within 18 months of the time of purchase. For Class A shares received by former Galaxy Fund Prime A shareholders in connection with the reorganization, a 1% CDSC will apply if the Prime A shares were bought without an initial sales charge in accounts aggregating $1 million or more at the time of purchase and the Class A shares are sold within 12 months of the time of purchase of the Prime A shares, unless the shares were sold because of the death or the disability of the shareholder. Subsequent Class A share purchases that bring your account value above $1 million (but less than $25 million) are subject to a CDSC if redeemed within 18 months of the date of purchase. The 18-month period begins on the first day of the month following each purchase. The CDSC does not apply to retirement plans purchasing through a fee-based program.]

There is no sales charge when you buy Class A shares if:

o    You buy shares by reinvesting your dividends and distributions.

o You buy shares with the proceeds of a redemption of Class A shares received in connection with the reorganization on which you've already paid a sales charge (as long as you buy the new shares within 90 days after selling your other shares).

Your Account

UNDERSTANDING CONTINGENT DEFERRED SALES CHARGES

Certain investments in Class A, B and C shares are subject to a CDSC, a sales charge applied at the time you sell your shares. You will pay the CDSC only on shares you sell within a certain amount of time after purchase. The CDSC generally declines each year until there is no charge for selling shares. The CDSC is applied to the net asset value at the time of purchase or sale, whichever is lower. For purposes of calculating the CDSC, the start of the holding period is the month-end of the month in which the purchase is made. For shares received by former Galaxy Fund shareholders in connection with the reorganization of the Galaxy Fund, the start of the holding period is the first day of the month in which the purchase was made. Shares you purchase with reinvested dividends or capital gains are not subject to a CDSC. In addition, there is no CDSC when Class B shares are sold because of the death or disability of a shareholder and in certain other circumstances such as exchanges. Ask your financial advisor or Galaxy's distributor, or consult the SAI, for other instances in which the CDSC is waived. When you place an order to sell shares, the Fund will automatically sell first those shares not subject to a CDSC and then those you have held the longest. This policy helps reduce and possibly eliminate the potential impact of the CDSC.

o You're an investment professional who places trades for your clients and charges them a fee.

o    You were a Galaxy shareholder before December 1, 1995.

[For Class A share purchases of $1 million or more, financial advisors receive a cumulative commission from the distributor as follows:


Purchases Over $1 Million

AMOUNT PURCHASED                                 COMMISSION %
----------------                                 ------------
First $3 million                                   [1.00]
$3 million to less than $5 million                 [0.80]
$5 million to less than $25 million                [0.50]
$25 million or more                                [0.25]


The commission to financial advisors for Class A share purchases of $25 million or more is paid over 12 months but only to the extent the shares remain outstanding.

For Class A share purchases by participants in certain group retirement plans offered through a fee-based program, financial advisors receive a 1.00% commission from the distributor on all purchases of less than $3 million.]

REDUCED SALES CHARGES FOR LARGER INVESTMENTS There are two ways for you to pay a lower sales charge when purchasing Class A shares. The first is through Rights of Accumulation. If the combined value of the Fund accounts in all classes maintained by you, your spouse or your minor children reaches a sales charge discount level (according to the chart on the previous page), your next purchase will receive the lower sales charge. The second is by signing a Statement of Intent within 90 days of your purchase. By doing so, you would be able to pay the lower sales charge on all purchases by agreeing to invest a total of at least $50,000 within 13 months. If your Statement of Intent purchases are not completed within 13 months, you will be charged the applicable sales charge on the amount you had invested to that date. In addition, certain investors may purchase shares at a reduced sales charge or net asset value, which is the value of a fund share excluding any sales charges. See the Statement of Additional Information for a description of these situations.

CLASS B SHARES Your purchases of Class B shares are at Class B's net asset value. Class B shares have no front-end sales charge, but they do carry a CDSC that is imposed only on shares sold prior to elimination of the CDSC as shown in the applicable chart below. The CDSC generally declines each year and eventually disappears over time. The distributor pays your financial advisor firm an up-front commission on sales of Class B shares as described in the charts below.

Your Account

PURCHASES OF LESS THAN $250,000 AND CLASS B SHARES RECEIVED BY GALAXY FUND PRIME B SHAREHOLDERS IN CONNECTION WITH THE REORGANIZATION OF THE GALAXY FUND:


Class B Sales Charges

                                                % DEDUCTED WHEN
HOLDING PERIOD AFTER PURCHASE                   SHARES ARE SOLD
-----------------------------                   ---------------
Through first year                                  [5.00]
Through second year                                 [4.00]
Through third year                                  [3.00]
Through fourth year                                 [3.00]
Through fifth year                                  [2.00]
Through sixth year                                  [1.00]
Longer than six years                               [None]


Commission to financial advisors is [5.00]%.

Automatic conversion to Class A shares occurs eight years after purchase.

You can pay a lower CDSC and reduce the holding period when making purchases of Class B shares through a financial advisor firm which participates in the Class B share discount program for larger purchases as described in the charts below. Some financial advisor firms are not able to participate because their record keeping or transaction processing systems are not designed to accommodate these reductions. For non-participating firms, purchases of Class B shares must be less than $250,000. Consult your financial advisor to see whether it participates in the discount program for larger purchases. For participating firms, Rights of Accumulation apply, so that if the combined value of the Fund accounts in all classes maintained by you, your spouse or your minor children is at or above a discount level, your next purchase will be subject to the lower CDSC and the applicable reduced holding period. This Class B share discount program for larger purchases (as further described in the charts below) is not applicable to Class B shares received by Galaxy Fund Prime B shareholders in connection with the reorganization of the Galaxy Fund.

PURCHASES OF $250,000 TO LESS THAN $500,000:

Class B Sales Charges

                                                % DEDUCTED WHEN
HOLDING PERIOD AFTER PURCHASE                   SHARES ARE SOLD
-----------------------------                   ---------------
Through first year                                    3.00
Through second year                                   2.00
Through third year                                    1.00
Longer than three years                               0.00


Commission to financial advisors is 2.50%.

Automatic conversion to Class A shares occurs four years after purchase.

Your Account



PURCHASES OF $500,000 TO LESS THAN $1 MILLION:

Class B Sales Charges


                                                % DEDUCTED WHEN
HOLDING PERIOD AFTER PURCHASE                   SHARES ARE SOLD
-----------------------------                   ---------------
Through first year                                    3.00
Through second year                                   2.00
Through third year                                    1.00


Commission to financial advisors is 1.75%.

Automatic conversion to Class A shares occurs three years after purchase.

If you exchange into a fund participating in the Class B share discount program or transfer your fund account from a financial advisor which does not participate in the program to one who does, the exchanged or transferred shares will retain the pre-existing CDSC but any additional purchases of Class B shares which, together with the exchanged or transferred account, exceed the applicable discount level will be subject to the lower CDSC and the reduced holding period for amounts in excess of the discount level. Your financial advisor will receive the lower commission for purchases in excess of the applicable discount level. If you exchange from a participating fund or transfer your account from a financial advisor that does participate in the program into a fund or financial advisor that does not, the exchanged or transferred shares will retain the preexisting CDSC schedule and holding period but all additional purchases of Class B shares will be subject to the higher CDSC and longer holding period of the non-participating fund or applicable to the non-participating financial advisor.

CLASS C SHARES Your purchases of Class C shares are at Class C's net asset value. Although Class C shares have no front-end sales charge, they carry a CDSC of 1.00% that is applied to shares sold within the first year after they are purchased. After holding shares for one year, you may sell them at any time without paying a CDSC. The distributor pays your financial advisor firm an up-front commission of 1.00% on sales of Class C shares.

Class C Sales Charges


HOLDING PERIOD AFTER PURCHASE               % DEDUCTED WHEN SHARES ARE SOLD
-----------------------------               -------------------------------
Through first year                                      1.00
Longer than one year                                    0.00

Your Account


HOW TO EXCHANGE SHARES

You may exchange your shares for shares of the same share class of another fund distributed by Liberty Funds Distributor, Inc. at net asset value. If your shares are subject to a CDSC, you will not be charged a CDSC upon the exchange. However, when you sell the shares acquired through the exchange, the shares sold may be subject to a CDSC, depending upon when you originally purchased the shares you are exchanging. For purposes of computing the CDSC, the length of time you have owned your shares will be computed from the date of your original purchase and the applicable CDSC will be the CDSC of the original fund. Shareholders of Liberty Acorn funds that qualify to purchase Class A shares at net asset value may exchange their Class A shares for Class Z shares of another fund distributed by Liberty Funds Distributor, Inc. (see the Statement of Additional Information for a description of these situations). Unless your account is part of a tax-deferred retirement plan, an exchange is a taxable event, and you may realize a gain or a loss for tax purposes. The Fund may terminate your exchange privilege if the advisor determines that your exchange activity is likely to adversely impact its ability to manage the Fund. To exchange by telephone, call 1-800-422-3737.

HOW TO SELL SHARES

Your financial advisor can help you determine if and when you should sell your shares. You may sell shares of the Fund on any regular business day that the NYSE is open.

When the Fund receives your sales request in "good form," shares will be sold at the next calculated price. "Good form" means that money used to purchase your shares is fully collected. When selling shares by letter of instruction, "good form" also means (i) your letter has complete instructions, the proper signatures and signature guarantees, (ii) you have included any certificates for shares to be sold, and (iii) any other required documents are attached. For additional documents required for sales by corporations, agents, fiduciaries and surviving joint owners, please call 1-800-345-6611. Retirement plan accounts have special requirements; please call 1-800-799-7526 for more information.

The Fund will generally send proceeds from the sale to you within seven days (usually on the next business day after your request is received in "good form"). However, if you purchased your shares by check, the Fund may delay sending the proceeds from the sale of your shares for up to 15 days after your purchase to protect against checks that are returned. No interest will be paid on uncashed redemption checks. Redemption proceeds may be paid in securities, rather than in cash, under certain circumstances. For more information, see the paragraph "Non Cash Redemptions" under the section "How to Sell Shares" in the Statement of Additional Information.

Your Account



Outlined below are the various options for selling shares:

METHOD              INSTRUCTIONS
------              ------------

Through your        You may call your financial advisor to place your sell
financial advisor   order. To receive the current trading day's price, your
                    financial advisor firm must receive your request prior to the close of regular trading on the NYSE, usually 4:00 p.m.
                    Eastern time. Your financial advisor may charge you fees for executing a redemption for you.

By exchange         You or your financial advisor may sell shares by exchanging from the Fund into the same share class of another fund at no additional cost. To exchange by telephone, call
                    1-800-422-3737.

By telephone        You or your financial advisor may sell shares by telephone and request that a check be sent to your address of record by calling 1-800-422-3737, unless you have notified the Fund of an address change within the previous 30 days. The dollar limit for telephone sales is $100,000 in a 30-day period.
                    You do not need to set up this feature in advance of your call. Certain restrictions apply to retirement accounts. For details, call 1-800-345-6611.

By mail You may send a signed letter of instruction or stock power form along with any share certificates to be sold to the address below. In your letter of instruction, note the Fund's name, share class, account number, and the dollar value or number of shares you wish to sell. All account owners must sign the letter, and signatures must be guaranteed by either a bank, a member firm of a national stock exchange or another eligible guarantor institution. Additional documentation is required for sales by corporations, agents, fiduciaries, surviving joint owners and individual retirement account owners. For details, call 1-800-345-6611.

                    Mail your letter of instruction to Liberty Funds Services, Inc., P.O. Box 8081, Boston, MA 02266-8081.

By wire You may sell shares and request that the proceeds be wired to your bank. You must set up this feature prior to your telephone request. Be sure to complete the appropriate section of the account application for this feature.

By systematic       You may automatically sell a specified dollar amount or
withdrawal plan     percentage of your account on a monthly, quarterly or
                    semi-annual basis and have the proceeds sent to you if your account balance is at least $5,000. This feature is not available if you hold your shares in certificate form. All dividend and capital gains distributions must be reinvested.
                    Be sure to complete the appropriate section of the account application for this feature.


By electronic       You may sell shares and request that the proceeds be
funds transfer      electronically transferred to your bank. Proceeds may take up to two business days to be received by your bank. You must set up this feature prior to your request. Be sure to complete the appropriate section of the account application for this feature.

Your Account


FUND POLICY ON TRADING OF FUND SHARES

The Fund does not permit short-term or excessive trading in its shares. Excessive purchases, redemptions or exchanges of Fund shares disrupt portfolio management and increase Fund expenses. In order to promote the best interests of the Fund, the Fund reserves the right to reject any purchase order or exchange request, particularly from market timers or investors who, in the advisor's opinion, have a pattern of short-term or excessive trading or whose trading has been or may be disruptive to the Fund. The fund into which you would like to exchange also may reject your request.


DISTRIBUTION AND SERVICE FEES

The Fund has adopted a plan under Rule 12b-1 that permits it to pay the Fund's distributor marketing and other fees to support the sale and distribution of Class A, B and C shares and certain services provided to you by your financial advisor. The annual service fee may equal up to 0.25% for each of Class A, Class B and Class C shares. The annual distribution fee may equal up to 0.75% for each of Class B and Class C shares. Distribution and service fees are paid out of the assets of these classes. Over time, these fees will reduce the return on your investment and may cost you more than paying other types of sales charges. Class B shares automatically convert to Class A shares after a certain number of years, eliminating a portion of the distribution fee upon conversion. Conversion may occur three, four or eight years after purchase, depending on the program under which you purchased your shares. See "Your Account; Sales Charges" for the conversion schedule applicable to Class B shares.

Your Account


OTHER INFORMATION ABOUT YOUR ACCOUNT

HOW THE FUND'S SHARE PRICE IS DETERMINED The price of each class of the Fund's shares is based on its net asset value. The net asset value is determined at the close of regular trading on the NYSE, usually 4:00 p.m. Eastern time, on each business day that the NYSE is open (typically Monday through Friday).

When you request a transaction, it will be processed at the net asset value (plus any applicable sales charges) next determined after your request is received in "good form" by the distributor. In most cases, in order to receive that day's price, the distributor must receive your order before that day's transactions are processed. If you request a transaction through your financial advisor firm, the firm must receive your order by the close of trading on the NYSE to receive that day's price.

The Fund determines its net asset value for each share class by dividing each class's total net assets by the number of that class's outstanding shares. In determining the net asset value, the Fund must determine the price of each security in its portfolio at the close of each trading day. Because the Fund holds securities that are traded on foreign exchanges, the value of the Fund's securities may change on days when shareholders will not be able to buy or sell Fund shares. This will affect the Fund's net asset value on the day it is next determined. Securities for which market quotations are available are valued each day at the current market value. However, where market quotations are unavailable, or when the advisor believes that subsequent events have made them unreliable, the Fund may use other data to determine the fair value of the securities.

You can find the daily prices of some share classes for the Fund in most major daily newspapers under the caption "Liberty." You can find daily prices for all share classes by visiting the Fund's web site at www.libertyfunds.com.

ACCOUNT FEES If your account value falls below $1,000 (other than as a result of depreciation in share value) you may be subject to an annual account fee of $10. This fee is deducted from the account in June each year. Approximately 60 days prior to the fee date, the Fund's transfer agent will send you written notification of the upcoming fee. If you add money to your account and bring the value above $1,000 prior to the fee date, the fee will not be deducted.

SHARE CERTIFICATES Share certificates are not available for Class B or C shares. Certificates will be issued for Class A shares only if requested. If you decide to hold share certificates, you will not be able to sell your shares until you have endorsed your certificates and returned them to the distributor.

Your Account


UNDERSTANDING FUND DISTRIBUTIONS

The Fund earns income from the securities it holds. The Fund also may realize capital gains or losses on sales of its securities. The Fund distributes substantially all of its net investment income and capital gains to shareholders. As a shareholder, you are entitled to a portion of the Fund's income and capital gains, generally based on the number of shares you own at the time these distributions are declared.

DIVIDENDS, DISTRIBUTIONS AND TAXES The Fund has the potential to make the following distributions:


Types of Distributions


Dividends           Represents interest and dividends earned from securities
                    held by the Fund, net of expenses incurred by the Fund.

Capital gains       Represents net long-term capital gains on sales of
                    securities held for more than 12 months and net short-term capital gains, which are gains on sales of securities held for a 12-month period or less.


DISTRIBUTION OPTIONS The Fund distributes dividends quarterly and any capital gains (including short-term capital gains) at least annually. You can choose one of the options listed in the table below for these distributions when you open your account. To change your distribution option, call 1-800-345-6611.

If you do not indicate on your application or at the time your account is established your preference for handling distributions, the Fund will automatically reinvest all distributions in additional shares of the Fund.

Distribution Options

Reinvest all distributions in additional shares of your current fund

Reinvest all distributions in shares of another fund

Receive dividends in cash (see options below) and reinvest capital gains

Receive all distributions in cash (with one of the following options):

o    send the check to your address of record

o    send the check to a third party address

o    transfer the money to your bank via electronic funds transfer

Distributions of $10 or less will automatically be reinvested in additional Fund shares. If you elect to receive distributions by check and the check is returned as undeliverable, or if you do not cash a distribution check within six months of the check date, the distribution will be reinvested in additional shares of the Fund. All subsequent distributions will be reinvested.

Your Account


TAX CONSEQUENCES Unless you are an entity exempt from income taxes, regardless of whether you receive your distributions in cash or reinvest them in additional Fund shares, all Fund distributions are subject to federal income tax. Depending on the state where you live, distributions may also be subject to state and local income taxes.

In general, any distributions of dividends, interest and short-term capital gains are taxable as ordinary income. Distributions of long-term capital gains are generally taxable as such, regardless of how long you have held your Fund shares. You will be provided with information each year regarding the amount of ordinary income and capital gains distributed to you for the previous year and any portion of your distribution which is exempt from state and local taxes. Your investment in the Fund may have additional personal tax implications. Please consult your tax advisor about foreign, federal, state, local or other applicable tax laws.

In addition to the dividends and capital gains distributions made by the Fund, you may realize a capital gain or loss when selling and exchanging shares of the Fund. Such transactions may also be subject to federal, state and local income tax.

MANAGING THE FUND


INVESTMENT ADVISOR

Fleet Investment Advisors Inc. (Fleet), located at 100 Federal Street, Boston, Massachusetts 02110, is the Fund's investment advisor. In its duties as investment advisor, Fleet runs the Fund's day-to-day business, including placing all orders for the purchase and sale of the Fund's portfolio securities. Fleet has been an investment advisor since 1984. Fleet also provides investment management and advisory services to individual and institutional clients. As of December 31, 2001, Fleet managed over $166 billion in assets.

For the fiscal year or period ended October 31, 2001, aggregate advisory fees paid to Fleet by the Fund amounted to 0.75% of average daily net assets of the Fund.

PORTFOLIO MANAGER

Peter Larson, Senior Vice President of Fleet, is the manager for the Fund and has managed the Fund, including the predecessor funds, since it commenced operations in 1992. Mr. Larson has been with Fleet and its predecessors since 1963.

FINANCIAL HIGHLIGHTS


The financial highlights table is intended to help you understand the Fund's financial performance. Information is shown for each fiscal year in the life of the Fund, which run from November 1 to October 31. Information shown for Class A and Class B shares is that of the Prime A and Prime B shares, respectively, of the Galaxy Fund. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that you would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information [is included in/has been derived from] the Fund's financial statements which, for the three years ended October 31, 2001, have been audited by Ernst & Young LLP, independent auditors, whose report, along with the Fund's financial statements, is included in the Fund's annual report. You can request a free annual report by calling 1-800-426-3750.

                                                                     Year ended October 31,
                                                           ------------------------------------------
                                                            2001              2000             1999
                                                           Class A           Class A          Class A
                                                           -------           -------          -------
Net asset value --
Beginning of period ($)                                    [$14.33]          [$13.04]         [$13.59]

INCOME FROM INVESTMENT OPERATIONS ($):
Net investment income (loss)(b)                              [0.02](a)         [0.05](a)        [0.03]
Net realized and unrealized gain (loss)                      [1.61]            [2.64]           [0.73]
Total from Investment Operations                             [1.63]            [2.69]           [0.76]

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS ($):
From net investment income                                 [(0.04)]          [(0.04)]         [(0.04)]
From net realized gains                                    [(1.87)]          [(1.36)]         [(1.27)]
Total Distributions
Declared to Shareholders                                   [(1.91)]          [(1.40)]         [(1.31)]
Net asset value --
End of period ($)                                           [14.05]           [14.33]          [13.04]
Total return (%)(c)                                         [12.87]           [22.26]           [5.80]

RATIOS TO AVERAGE
NET ASSETS (%):
Expenses [excluding reimbursement/waiver]                    [1.27]            [1.32]           [1.40]
Net investment income [including reimbursement/waiver]       [0.17]            [0.36]           [0.26]
[Operating expenses including] Waiver/reimbursement          [1.23]            [1.16]           [1.18]
Portfolio turnover rate (%)                                    [46]              [43]             [42]
Net assets end of period (000's) ($)                          [168]             [189]            [175]


(a) Per share data was calculated using the [weighted average shares outstanding method] during the period.

(b) Net investment income (loss) per share before reimbursement/waiver of fees by the advisor and/or its affiliates and/or the administrator for Class A shares for the years ended October 31, 2001, 2000 and 1999 were $0.02(c), $0.03(c) and $0.00, respectively.

(c) [Total return at net asset value assuming all distributions reinvested and no initial or contingent deferred sales charge].

Financial Highlights


                                                                     Year ended October 31,
                                                           ------------------------------------------
                                                            2001              2000             1999
                                                           Class B           Class B          Class B
                                                           -------           -------          -------
Net asset value --
Beginning of period ($)                                     [14.19]           [12.98]          [13.59]

INCOME FROM INVESTMENT OPERATIONS ($):
Net investment income (loss)(b)                            [(0.10)](a)       [(0.05)](a)      [(0.05)]
Net realized and unrealized gain (loss)                      [1.60]            [2.62]           [0.71]
Total from Investment Operations                             [1.50]            [2.57]           [0.66]

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS ($):
From net investment income                                   [ -- ]            [ -- ]           [ -- ]
From net realized gains                                    [(1.87)]          [(1.36)]         [(1.27)]
Total Distributions
Declared to Shareholders                                   [(1.87)]          [(1.36)]         [(1.27)]
Net asset value --
End of period ($)                                           [13.82]           [14.19]          [12.98]
Total return (%)(c)                                         [11.91]           [21.46]           [4.96]

RATIOS TO AVERAGE
NET ASSETS (%):
Expenses [excluding reimbursement/waiver]                    [2.15]            [2.46]           [2.49]
Net investment income [including reimbursement/waiver]     [(0.68)]          [(0.41)]         [(0.49)]
[Operating expenses including] Waiver/reimbursement          [2.08]            [1.93]           [1.93]
Portfolio turnover rate (%)                                    [46]              [43]             [42]
Net assets, end of period (000's) ($)                         [198]             [170]            [190]


(a) Per share data was calculated using the [weighted average shares outstanding method] during the period.

(b) Net investment (loss) per share before reimbursement/waiver of fees by the advisor and/or its affiliates and/or the administrator for Class B shares for the years ended October 31, 2001, 2000 and 1999 were $(0.11)(a) $(0.13)(a) and $(0.10), respectively.

(c) [Total return at net asset value assuming all distributions reinvested and no contingent deferred sales charge].

                                     Notes

                                     Notes

FOR MORE INFORMATION

Additional information about the Fund's investments [will be published] is available in the Fund's semi-annual and annual reports to shareholders. The annual report [will] contain[s] a discussion of the market conditions and investment strategies that significantly affected the Fund's performance over its last fiscal year.

You may wish to read the Statement of Additional Information for more information on the Fund and the securities in which it invests. The Statement of Additional Information is incorporated into this prospectus by reference, which means that it is considered to be part of this prospectus.

You can get free copies of reports and the Statement of Additional Information, request other information and discuss your questions about the Fund by writing or calling the Fund's distributor at:

Liberty Funds Distributor, Inc.
One Financial Center
Boston, MA 02111-2621
1-800-426-3750
www.libertyfunds.com

Text-only versions of all Fund documents can be viewed online or downloaded from the EDGAR database on the Securities and Exchange Commission internet site at WWW.SEC.GOV.

You can review and copy information about the Fund by visiting the following location, and you can obtain copies, upon payment of a duplicating fee by electronic request at the E-mail address publicinfo@sec.gov or by writing the:

Public Reference Room
Securities and Exchange Commission
Washington, DC 20549-0102

Information on the operation of the Public Reference Room may be obtained by calling 1-202-942-8090.

INVESTMENT COMPANY ACT FILE NUMBER:

Liberty-Stein Roe Funds Investment Trust: 811-4978

o Liberty Small Cap Value Fund (formerly named Galaxy Small Cap Value Fund)

--------------------------------------------------------------------------------

        [LIBERTYFUNDS LOGO]

                A Member of Columbia Management Group

                (C) 2002 Liberty Funds Distributor, Inc.
                A Member of Columbia Management Group
                One Financial Center, Boston, MA 02111-2621
[Job Code]      800-426-3750 www.libertyfunds.com

LIBERTY SMALL CAP VALUE FUND II            PROSPECTUS, __________________, 2002

CLASS Z SHARES

Advised by Fleet Investment Advisors Inc.




Only eligible investors may purchase Class Z shares. See "Your Account - Eligible Investors" for more information.

Although these securities have been registered with the Securities and Exchange Commission, the Commission has not approved or disapproved any shares offered in this prospectus or determined whether this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.


                               TABLE OF CONTENTS

THE FUND ..................................................................   XX
Investment Goal ...........................................................   XX
Principal Investment Strategies ...........................................   XX
Principal Investment Risks ................................................   XX
Performance History .......................................................   XX
Your Expenses .............................................................   XX

YOUR ACCOUNT ..............................................................   XX
How to Buy Shares .........................................................   XX
Eligible Investors ........................................................   XX
Sales Charges .............................................................   XX
How to Exchange Shares ....................................................   XX
How to Sell Shares ........................................................   XX
Fund Policy on Trading of Fund Shares .....................................   XX
Other Information About Your Account ......................................   XX

MANAGING THE FUND .........................................................   XX
Investment Advisor ........................................................   XX
Portfolio Manager .........................................................   XX

FINANCIAL HIGHLIGHTS ......................................................   XX


Not FDIC Insured
May Lose Value
No Bank Guarantee

THE FUND


VALUE STOCKS are stocks that appear to be underpriced based on measures such as lower price-to-earnings, price-to-book value and price-to-earnings growth ratios.


INVESTMENT GOAL

The Fund seeks to provide long-term capital appreciation.


PRINCIPAL INVESTMENT STRATEGIES

The Fund invests mainly in the common stocks of small companies that the Fund's investment advisor believes are undervalued. Under normal conditions, the Fund invests at least 80% of its net assets plus any borrowings for investment purposes in the common stocks of companies that have market capitalizations of $1.5 billion or less. The Fund invests primarily in the common stock of U.S. issuers, but may invest up to 20% of its total assets in foreign equity securities. In selecting portfolio securities for the Fund, the advisor looks at the underlying strength of companies, their products, their competitive positions and the quality of their management. It also performs research to attempt to identify companies likely to benefit from emerging industry trends and potential market recoveries. A portfolio security may be sold if the advisor determines that it is no longer undervalued or if there has been a deterioration in the performance of the security or in the financial condition of the issuer.

At times, the advisor may determine that adverse market conditions make it desirable to suspend temporarily the Fund's normal investment activities. During such times, the Fund may, but is not required to, invest in cash or high-quality, short-term debt securities, without limit. Taking a temporary defensive position may prevent the Fund from achieving its investment goal.

In seeking to achieve its investment goal, the Fund may invest in various types of securities and engage in various investment techniques which are not the principal focus of the Fund and, therefore, are not described in this prospectus. These types of securities and investment practices are identified and discussed in the Fund's Statement of Additional Information, which you may obtain free of charge (see back cover). Approval by the Fund's shareholders is not required to modify or change the Fund's investment goal or investment strategies.


PRINCIPAL INVESTMENT RISKS

The principal risks of investing in the Fund are described below. There are many circumstances (including additional risks that are not described here) which could prevent the Fund from achieving its investment goal. You may lose money by investing in the Fund.

Management risk means that the advisor's stock selections and other investment decisions might produce losses or cause the Fund to underperform when compared to other funds with a similar investment goal. Market risk means that security prices in a market, sector or industry may fall, reducing the value of your investment. Because of management and market risk, there is no guarantee that the Fund will achieve its investment goal or perform favorably compared with comparable funds.

The Fund


Since it purchases equity securities, the Fund is subject to equity risk. This is the risk that stock prices will fall over short or extended periods of time. Although the stock market has historically outperformed other asset classes over the long term, the equity market tends to move in cycles. Individual stock prices may fluctuate drastically from day-to-day and may underperform other asset classes over an extended period of time. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These price movements may result from factors affecting individual companies, industries or the securities market as a whole.

Value stocks are stocks of companies that may have experienced adverse business or industry developments or may be subject to special risks that have caused the stocks to be out of favor and, in the advisor's opinion, undervalued. If the advisor's assessment of a company's prospects is wrong, the price of its stock may fall, or may not approach the value the advisor has placed on it.

Foreign securities are subject to special risks. Foreign markets can be extremely volatile. Fluctuations in currency exchange rates may impact the value of foreign securities without a change in the intrinsic value of those securities. The liquidity of foreign securities may be more limited than domestic securities, which means that the Fund may, at times, be unable to sell foreign securities at desirable prices. Brokerage commissions, custodial fees and other fees are generally higher for foreign investments. The Fund may have limited legal recourse in the event of default with respect to certain debt securities issued by foreign governments. In addition, foreign governments may impose withholding taxes which would reduce the amount of income and capital gains available to distribute to shareholders. Other risks include the following: possible delays in the settlement of transactions or in the notification of income; less publicly available information about companies; the impact of political, social or diplomatic events; possible seizure, expropriation or nationalization of the company or its assets; and possible imposition of currency exchange controls.

Smaller companies are more likely than larger companies to have limited product lines, operating histories, markets or financial resources. They may depend heavily on a small management team. Stocks of smaller companies may trade less frequently, may trade in smaller volumes and may fluctuate more sharply in price than stocks of larger companies. In addition, smaller companies may not be widely followed by the investment community, which can lower the demand for their stocks.

An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

The Fund


PERFORMANCE HISTORY

The bar chart below shows changes in the Fund's calendar year total returns for its Class Z shares. The performance table following the bar chart shows how the Fund's average annual returns for Class Z shares compare with those of broad measures of market performance for 1 year, 5 years and the life of the Fund.(1) The chart and table are intended to illustrate some of the risks of investing in the Fund by showing the changes in the Fund's performance. All returns include the reinvestment of dividends and distributions. Performance results include the effect of expense reduction arrangements, if any. If these arrangements had not been in place, the performance results would have been lower. Any expense reduction arrangements may be discontinued at any time. As with all mutual funds, past performance (before and after taxes) does not predict the Fund's future performance. Returns and value of an investment will vary, resulting in a gain or a loss on sale.


Calendar Year Total Returns (Class Z)(1)

 40.00%                         31.78%        31.67%
 30.00%                                27.19%
 20.00%                                                            17.17% 18.90%
 10.00%            7.83%                                    10.82%
  0.00%                   0.53%
-10.00%                                              -5.22%

             1992   1993   1994   1995   1996   1997   1998   1999   2000   2001


The Fund's year-to-date total return through June 30, 2002 was +/-___.__%.


For period shown in bar chart:
Best quarter: 3rd quarter 1997, +18.80%
Worst quarter: 3rd quarter 1998, -15.84%

The Fund


UNDERSTANDING PERFORMANCE

CALENDAR YEAR TOTAL RETURNS show the Fund's Class Z share performance for each complete calendar year since the Fund commenced operations. They include the effects of Fund expenses.

AVERAGE ANNUAL TOTAL RETURNS are a measure of the Fund's average performance over the past one-year, five-year and the life of the Fund periods. They include the effects of Fund expenses.

The Fund's returns are compared to the Russell 2000 Index, an unmanaged index that tracks the performance of the 2000 smallest of the 3,000 largest U.S. companies based on market capitalization. The Fund's returns are also compared to the Standard & Poors SmallCap 600 Composite Index (S&P SmallCap 600), an unmanaged index that tracks the performance of 600 domestic companies traded on the New York Stock Exchange, the American Stock Exchange and NASDAQ. The S&P SmallCap 600 is heavily weighted with the stocks of companies with small market capitalizations. Unlike the Fund, indices are not investments, do not incur fees, expenses or taxes and are not professionally managed.

After-tax returns are calculated using the historical highest individual federal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and may not be relevant to investors who hold Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.


Average Annual Total Returns--for periods ended December 31, 2001(1)

                                INCEPTION                            LIFE OF THE
                                  DATE       1 YEAR      5 YEARS        FUND
                                ---------    -------     -------     -----------
Class Z (%)                     12/14/92
   Return Before Taxes                       [18.90]     [14.02]       [15.33]
   Return After Taxes on
      Distributions                          [16.41]     [10.74]       [12.28]
   Return After Taxes on
      Distributions and Sale
      of Fund Shares                         [13.03]     [10.50]       [11.78]

Russell 2000 Index (%)            N/A          2.49        7.52         11.08(2)

S&P Small Cap 600 (%)             N/A          6.51       10.65         13.12(2)


(1) [The returns shown include returns of Trust shares of the Galaxy Small Cap Value Fund, the predecessor to the Fund (the "Galaxy Fund"), for periods prior to [date of this prospectus], and returns of Trust shares of the [Small Cap portfolio of The Shawmut Funds], the predecessor to the Galaxy Fund, for periods prior to December 4, 1995.]

(2)  Performance information is from November 30, 1992.

The Fund


UNDERSTANDING EXPENSES

ANNUAL FUND OPERATING EXPENSES are paid by the Fund. They include management [and administration] fees and other administrative costs including pricing and custody services.

EXAMPLE EXPENSES help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. [The table does not take into account any expense reduction arrangements discussed in the footnotes to the Annual Fund Operating Expenses table.] It uses the following hypothetical conditions:

o    $10,000 initial investment

o    5% total return for each year

o    Fund operating expenses remain the same

o    Assumes reinvestment of all dividends and distributions


YOUR EXPENSES

Expenses are one of several factors to consider before you invest in a mutual fund. The tables below describe the fees and expenses you may pay when you buy, hold and sell shares of the Fund.


Shareholder Fees(3) (paid directly from your investment)

Maximum sales charge (load) on purchases (%)
(as a percentage of the offering price)                       0.00

Maximum deferred sales charge (load) on
redemptions (%) (as a percentage of the
lesser of purchase price or redemption price)                 0.00

Redemption fee (%) (as a percentage of
amount redeemed, if applicable)                                (4)


Annual Fund Operating Expenses (deducted directly from Fund assets)

Management fee (5) (%)                                       [0.75]

Distribution and service (12b-1) fees (%)                     0.00

Other expenses (%)                                           [0.17]

Total annual fund operating expenses (%)                     [0.92]


Example Expenses (your actual costs may be higher or lower)

1 YEAR                 3 YEARS                 5 YEARS                 10 YEARS
------                 -------                 -------                 --------
 $[94]                  $[293]                  $[509]                 $[1,131]


(3) A $10 annual fee is deducted from accounts of less than $1,000 and paid to the transfer agent.

(4)  There is a $7.50 charge for wiring sale proceeds to your bank.

(5) The Fund's advisor has voluntarily agreed to waive a portion of management fees for Class Z shares. As a result, actual management fees for Class Z shares would be [0.74]% and total annual fund operating expenses for Class Z shares would be [0.91]%. This arrangement may be modified or terminated by the advisor at any time. [NOTE: THE BOARD MINUTES STATED THAT THE GALAXY FUND ALSO HAD THE 0.01% MANAGEMENT FEE WAIVER, BUT I COULD NOT LOCATE EVIDENCE OF SUCH A WAIVER IN THE GALAXY PROSPECTUS].

YOUR ACCOUNT


HOW TO BUY SHARES

Your financial advisor can help you establish an appropriate investment portfolio, buy shares and monitor your investments. When the Fund receives your purchase request in "good form," your shares will be bought at the next calculated price. "Good form" means that you placed your order with your brokerage firm or your payment has been received and your application is complete, including all necessary signatures.

Outlined below are the various options for buying shares:

METHOD                  INSTRUCTIONS
------                  ------------
Through your            Your financial advisor can help you establish your
financial advisor       account and buy Fund shares on your behalf. To receive
                        the current trading day's price, your financial advisor firm must receive your request prior to the close of the New York Stock Exchange (NYSE), usually 4:00 p.m.
                        Eastern time. Your financial advisor may charge you fees for executing the purchase for you.

By check                For new accounts send a completed application and check
(new account)           made payable to the Fund to the transfer agent, Liberty
                        Funds Services, Inc., P.O. Box 8081, Boston, MA
                        02266-8081.

By check                For existing accounts fill out and return the additional
(existing account)      investment stub included in your quarterly statement, or
                        send a letter of instruction including your Fund name and account number with a check made payable to the Fund to Liberty Funds Services, Inc., P.O. Box 8081, Boston,
                        MA 02266-8081.

By exchange             You or your financial advisor may acquire shares for
                        your account by exchanging shares you own in one fund for shares of the same class or Class A of the Fund at no additional cost. There may be an additional charge if exchanging from a money market fund. To exchange by telephone, call 1-800-422-3737.

By wire You may purchase shares by wiring money from your bank account to your Fund account. To wire funds to your Fund account, call 1-800-422-3737 to obtain a control number and the wiring instructions.

By electronic funds     You may purchase shares by electronically transferring
transfer                money from your bank account to your Fund account by
                        calling 1-800-422-3737. An electronic funds transfer may take up to two business days to settle and be considered in "good form." You must set up this feature prior to your telephone request. Be sure to complete the appropriate section of the application.

Automatic               You can make monthly or quarterly investments
investment plan         automatically from your bank account to your Fund
                        account. You can select a pre-authorized amount to be sent via electronic funds transfer. Be sure to complete the appropriate section of the application for this feature.

Automated dollar        You can purchase shares for your account by exchanging
cost averaging          $100 or more each month from another fund for shares of
                        the same class of the Fund at no additional cost. You must have a current balance of at least $5,000 in the fund the money is coming from. The designated amount will be exchanged on the third Tuesday of each month.
                        Exchanges will continue so long as your fund balance is sufficient to complete the transfers. You may terminate your program or change the amount of the exchange
                        (subject to the $100 minimum) by calling 1-800-422-3737.
                        Be sure to complete the appropriate section of the account application for this feature.

By dividend             You may automatically invest dividends distributed by
diversification         another fund into the same class of shares of the Fund
                        at no additional sales charge. To invest your dividends in the Fund, call 1-800-345-6611.

Your Account


ELIGIBLE INVESTORS

Only Eligible Investors may purchase Class Z shares of the Fund, directly or by exchange. The Eligible Investors described below are subject to different minimum initial investment requirements. Eligible Investors and their applicable investment minimums are as follows:

$1,000 minimum initial investment

o any shareholder of a Columbia Fund (i) whose shares were redesignated as Class Z shares and (ii) who has since then continued to own shares of any funds distributed by Liberty Funds Distributor, Inc.;

o any shareholder of a Stein Roe Fund (i) whose shares were redesignated as Class Z shares or who received Class Z shares of another fund distributed by Liberty Funds Distributor, Inc. in exchange for his or her shares in the Stein Roe Fund in connection with a reorganization involving such Stein Roe Fund and the other fund, and (ii) who has since then continued to own shares of any funds distributed by Liberty Funds Distributor, Inc.;

o any shareholder (or family member of such shareholder) who owned shares of any of the funds of Liberty Acorn Trust on September 29, 2000 (when all of the then outstanding shares of Liberty Acorn Trust were re-designated Class Z shares) and who has since then continued to own shares of any funds distributed by Liberty Funds Distributor, Inc.;

o any trustee of Liberty Acorn Trust, any employee of Liberty Wanger Asset Management, L.P., or a member of the family of such trustee or employee; and

o any person or entity listed in the account registration for any account (such as joint owners, trustees, custodians and designated beneficiaries) that held shares of any of the funds of Liberty Acorn Trust on September 29, 2000 and that has since then continued to own shares of any fund distributed by Liberty Funds Distributor, Inc.

$100,000 minimum initial investment

o clients of broker-dealers or registered investment advisors that both recommend the purchase of Fund shares and charge such clients an asset-based fee;

o any insurance company, trust company or bank purchasing shares for its own account;

o    any endowment, investment company or foundation; and

o clients of investment advisory affiliates of the distributor provided that the clients meet certain criteria established by the distributor and its affiliates.

Your Account


CHOOSING A SHARE CLASS

The Fund offers one class of shares in this prospectus -- CLASS Z.

The Fund also offers five additional classes of shares -- Class A, B, C, T and G shares are available through separate prospectuses. Each share class has its own sales charge and expense structure. Determining which share class is best for you depends on the dollar amount you are investing and the number of years for which you are willing to invest. Based on your personal situation, your investment advisor can help you decide which class of shares makes the most sense for you. In general, anyone who is eligible to purchase Class Z shares, which do not incur Rule 12b-1 fees or sales charges, should do so in preference over other classes.

No minimum initial investment

o a retirement plan (or the custodian for such plan) with aggregate plan assets of at least $5 million at the time of purchase and which purchases shares directly from the distributor or through a third-party broker-dealer;

o any person investing all or part of the proceeds of a distribution, rollover or transfer of assets into a Liberty Individual Retirement Account, from any deferred compensation plan which was a shareholder of any of the funds of Liberty Acorn Trust on September 29, 2000, in which the investor was a participant and through which the investor invested in one or more of the funds of Liberty Acorn Trust immediately prior to the distribution, transfer or rollover; and

o clients of the distributor's banking affiliate that meet certain wealth management criteria.

The Fund reserves the right to change the criteria for eligible investors and these investment minimums. No minimum investment applies to accounts participating in the automatic investment plan. The Fund also reserves the right to refuse a purchase order for any reason, including if it believes that doing so would be in the best interest of the Fund and its shareholders.


SALES CHARGES

Your purchases of Class Z shares are at net asset value, which is the value of a Class Z share excluding any sales charge. Class Z shares are not subject to an initial sales charge when purchased or a contingent deferred sales charge when sold.


HOW TO EXCHANGE SHARES

You may exchange your shares for Class Z or Class A shares of another fund distributed by Liberty Funds Distributor, Inc. at net asset value. Unless your account is part of a tax-deferred retirement plan, an exchange is a taxable event, and you may realize a gain or a loss for tax purposes. The Fund may terminate your exchange privilege if the advisor determines that your exchange activity is likely to adversely impact its ability to manage the Fund. To exchange by telephone, call 1-800-422-3737.


HOW TO SELL SHARES

Your financial advisor can help you determine if and when you should sell your shares. You may sell shares of the Fund on any regular business day that the NYSE is open.

When the Fund receives your sales request in "good form," shares will be sold at the next calculated price. "Good form" means that money used to purchase your shares is fully collected. When selling shares by letter of instruction, "good form" also means (i) your letter has complete instructions, the proper signatures and signature guarantees, and (ii) any other required documents are attached. For additional documents required for sales by corporations, agents, fiduciaries and surviving joint owners, please call

Your Account


1-800-345-6611. Retirement plan accounts have special requirements; please call 1-800-799-7526 for more information.

The Fund will generally send proceeds from the sale to you within seven days (usually on the next business day after your request is received in "good form"). However, if you purchased your shares by check, the Fund may delay sending the proceeds from the sale of your shares for up to 15 days after your purchase to protect against checks that are returned. No interest will be paid on uncashed redemption checks. Redemption proceeds may be paid in securities, rather than in cash, under certain circumstances. For more information, see the paragraph "Non Cash Redemptions" under the section "How to Sell Shares" in the Statement of Additional Information.


Outlined below are the various options for selling shares:

METHOD                  INSTRUCTIONS
------                  ------------
Through your            You may call your financial advisor to place your sell
financial advisor       order. To receive the current trading day's price, your
                        financial advisor firm must receive your request prior to the close of regular trading on the NYSE, usually
                        4:00 p.m. Eastern time. Your financial advisor may charge you fees for executing a redemption for you.

By exchange             You or your financial advisor may sell shares by
                        exchanging from the Fund into Class Z shares or Class A shares of another fund at no additional cost. To exchange by telephone, call 1-800-422-3737.

By telephone            You or your financial advisor may sell shares by
                        telephone and request that a check be sent to your address of record by calling 1-800-422-3737, unless you have notified the Fund of an address change within the previous 30 days. The dollar limit for telephone sales is $100,000 in a 30-day period. You do not need to set up this feature in advance of your call. Certain restrictions apply to retirement accounts. For details, call 1-800-345-6611.

By mail You may send a signed letter of instruction to the address below. In your letter of instruction, note the Fund's name, share class, account number, and the dollar value or number of shares you wish to sell. All account owners must sign the letter, and signatures must be guaranteed by either a bank, a member firm of a national stock exchange or another eligible guarantor institution. Additional documentation is required for sales by corporations, agents, fiduciaries, surviving joint owners and individual retirement account owners. For details, call 1-800-345-6611.

                        Mail your letter of instruction to Liberty Funds Services, Inc., P.O. Box 8081, Boston, MA 02266-8081.

By wire You may sell shares and request that the proceeds be wired to your bank. You must set up this feature prior to your telephone request. Be sure to complete the appropriate section of the account application for this feature.

By systematic           You may automatically sell a specified dollar amount or
withdrawal plan         percentage of your account on a monthly, quarterly or
                        semi-annual basis and have the proceeds sent to you if your account balance is at least $5,000. All dividend and capital gains distributions must be reinvested. Be sure to complete the appropriate section of the account application for this feature.

By electronic           You may sell shares and request that the proceeds be
funds transfer          electronically transferred to your bank. Proceeds may
                        take up to two business days to be received by your bank. You must set up this feature prior to your request. Be sure to complete the appropriate section of the account application for this feature.

Your Account


FUND POLICY ON TRADING OF FUND SHARES

The Fund does not permit short-term or excessive trading in its shares. Excessive purchases, redemptions or exchanges of Fund shares disrupt portfolio management and increase Fund expenses. In order to promote the best interests of the Fund, the Fund reserves the right to reject any purchase order or exchange request, particularly from market timers or investors who, in the advisor's opinion, have a pattern of short-term or excessive trading or whose trading has been or may be disruptive to the Fund. The fund into which you would like to exchange also may reject your request.


OTHER INFORMATION ABOUT YOUR ACCOUNT

HOW THE FUND'S SHARE PRICE IS DETERMINED The price of the Fund's Class Z shares is based on its net asset value. The net asset value is determined at the close of regular trading on the NYSE, usually 4:00 p.m. Eastern time, on each business day that the NYSE is open (typically Monday through Friday).

When you request a transaction, it will be processed at the net asset value next determined after your request is received in "good form" by the distributor. In most cases, in order to receive that day's price, the distributor must receive your order before that day's transactions are processed. If you request a transaction through your financial advisor firm, the firm must receive your order by the close of trading on the NYSE to receive that day's price.

The Fund determines its net asset value for its Class Z shares by dividing total net assets attributable to Class Z shares by the number of outstanding Class Z shares. In determining the net asset value, the Fund must determine the price of each security in its portfolio at the close of each trading day. Because the Fund holds securities that are traded on foreign exchanges, the value of the Fund's securities may change on days when shareholders will not be able to buy or sell Fund shares. This will affect the Fund's net asset value on the day it is next determined. Securities for which market quotations are available are valued each day at the current market value. However, where market quotations are unavailable, or when the advisor believes that subsequent events have made them unreliable, the Fund may use other data to determine the fair value of the securities.

You can find the daily prices of some share classes for the Fund in most major daily newspapers under the caption "Liberty." You can find daily prices for all share classes by visiting the Fund's web site at www.libertyfunds.com.

ACCOUNT FEES If your account value falls below $1,000 (other than as a result of depreciation in share value) you may be subject to an annual account fee of $10. This fee is deducted from the account in June each year. Approximately 60 days prior to the fee date, the Fund's transfer agent will send you written notification of the upcoming fee. If you add money to your account and bring the value above $1,000 prior to the fee date, the fee will not be deducted.

SHARE CERTIFICATES Share certificates are not available for Class Z shares.

Your Account


UNDERSTANDING FUND DISTRIBUTIONS

The Fund earns income from the securities it holds. The Fund also may realize capital gains or losses on sales of its securities. The Fund distributes substantially all of its net investment income and capital gains to shareholders. As a shareholder, you are entitled to a portion of the Fund's income and capital gains, generally based on the number of shares you own at the time these distributions are declared.


DIVIDENDS, DISTRIBUTIONS AND TAXES The Fund has the potential to make the following distributions:


Types of Distributions

Dividends               Represents interest and dividends earned from securities
                        held by the Fund, net of expenses incurred by the Fund.

Capital gains           Represents net long-term capital gains on sales of
                        securities held for more than 12 months and net short-term capital gains, which are gains on sales of securities held for a 12-month period or less.


DISTRIBUTION OPTIONS The Fund distributes dividends quarterly and any capital gains (including short-term capital gains) at least annually. You can choose one of the options listed in the table below for these distributions when you open your account. To change your distribution option, call 1-800-345-6611.

If you do not indicate on your application or at the time your account is established your preference for handling distributions, the Fund will automatically reinvest all distributions in additional shares of the Fund.


Distribution Options

Reinvest all distributions in additional shares of your current fund

Reinvest all distributions in shares of another fund

Receive dividends in cash (see options below) and reinvest capital gains

Receive all distributions in cash (with one of the following options):

o    send the check to your address of record

o    send the check to a third party address

o    transfer the money to your bank via electronic funds transfer


Distributions of $10 or less will automatically be reinvested in additional Fund shares. If you elect to receive distributions by check and the check is returned as undeliverable, or if you do not cash a distribution check within six months of the check date, the distribution will be reinvested in additional shares of the Fund. All subsequent distributions will be reinvested.

Your Account


TAX CONSEQUENCES Unless you are an entity exempt from income taxes, regardless of whether you receive your distributions in cash or reinvest them in additional Fund shares, all Fund distributions are subject to federal income tax. Depending on the state where you live, distributions may also be subject to state and local income taxes.

In general, any distributions of dividends, interest and short-term capital gains are taxable as ordinary income. Distributions of long-term capital gains are generally taxable as such, regardless of how long you have held your Fund shares. You will be provided with information each year regarding the amount of ordinary income and capital gains distributed to you for the previous year and any portion of your distribution which is exempt from state and local taxes. Your investment in the Fund may have additional personal tax implications. Please consult your tax advisor about foreign, federal, state, local or other applicable tax laws.

In addition to the dividends and capital gains distributions made by the Fund, you may realize a capital gain or loss when selling and exchanging shares of the Fund. Such transactions may also be subject to federal, state and local income tax.

MANAGING THE FUND


INVESTMENT ADVISOR

Fleet Investment Advisors Inc. (Fleet), located at 100 Federal Street, Boston, Massachusetts 02110, is the Fund's investment advisor. In its duties as investment advisor, Fleet runs the Fund's day-to-day business, including placing all orders for the purchase and sale of the Fund's portfolio securities. Fleet has been an investment advisor since 1984. Fleet also provides investment management and advisory services to individual and institutional clients. As of December 31, 2001, Fleet managed over $166 billion in assets.

For the fiscal year or period ended October 31, 2001, aggregate advisory fees paid to Fleet by the Fund amounted to 0.75% of average daily net assets of the Fund.


PORTFOLIO MANAGER

Peter Larson, Senior Vice President of Fleet, is the manager for the Fund and has managed the Fund, including the predecessor funds, since it commenced operations in 1992. Mr. Larson has been with Fleet and its predecessors since 1963.

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the Fund's Class Z financial performance. Information is shown for the last five fiscal years, which run from November 1 to October 31. Information shown is that of the Trust shares of the Galaxy Fund. Certain information reflects financial results for a single Class Z share. The total returns in the table represent the rate that you would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information is included in the Fund's financial statements which, for the fiscal years ended on and after October 31, 1999, have been audited by Ernst & Young LLP, independent auditors, whose report, along with the Fund's financial statements, is included in the Fund's annual report. The information for periods ended on or prior to October 31, 1998 has been audited by [other/Galaxy's former] independent auditors, whose report expressed an unqualified opinion on those financial statements and highlights. You can request a free annual report by calling 1-800-426-3750.


The Fund

                                                                   Year ended October 31,
                                            -----------------------------------------------------------------
                                               2001          2000          1999          1998          1997
                                             Class Z       Class Z       Class Z       Class Z       Class Z
                                            ---------     ---------     ---------     ---------     ---------
Net asset value --
Beginning of period ($)                       [14.38]       [13.07]       [13.61]       [18.37]       [14.76]

INCOME FROM INVESTMENT OPERATIONS ($):
Net investment income (loss)(a)                [0.07](b)     [0.08](b)     [0.05]        [0.11]        [0.01](b)
Net realized and unrealized gain (loss)        [1.60]        [2.65]        [0.74]      [(2.06)]        [5.74]
Total from Investment Operations               [1.67]        [2.73]        [0.79]      [(1.95)]        [5.75]

LESS DISTRIBUTIONS DECLARED TO
  SHAREHOLDERS ($):
From net investment income                   [(0.07)]      [(0.06)]      [(0.06)]      [(0.13)]          --
In excess of net investment income           [(1.87)]      [(1.36)]      [(1.27)]      [(2.68)]      [(2.14)]
Total Distributions
Declared to Shareholders                     [(1.94)]      [(1.42)]      [(1.33)]      [(2.81)]      [(2.14)]
Net asset value --
End of period ($)                             [14.11]       [14.38]       [13.07]       [13.61]       [18.37]
Total return (%)(c)(d)                        [13.20]       [22.62]        [6.02]     [(12.07)]       [44.08]

RATIOS TO AVERAGE NET ASSETS (%):
Expenses (excluding reimbursement/waiver)      [0.92]        [0.94]        [0.97]        [0.96]        [0.96]
Net investment income                          [0.48]        [0.58]        [0.47]        [0.73]        [0.09]
Waiver/reimbursement (Op. exp.
   including waiver)                           [0.92]        [0.94]        [0.97]        [0.96]        [0.96]
Portfolio turnover rate (%)                      [46]          [43]          [42]          [33]          [52]
Net assets, end of period (000's) ($)       [425,687]     [332,703]     [255,268]     [202,385]     [189,257]

(a) Net investment income (loss) per share before reimbursement/waiver of fees by the advisor and/or its affiliates and/or the administrator for Class Z shares for the years ended October 31, 2001, 2000, 1999, 1998 and 1997 were $(0.11)(b), $0.08(b), $0.05, $0.11 and $0.05(b), respectively.

(b) Per share data was calculated using the [weighted average shares outstanding method] during the period.

(c)  [Total return at net asset value assuming all distributions reinvested].

(d) [Had the advisor not waived a portion of the expenses, total return would have been lower.]

Notes

Notes

FOR MORE INFORMATION

Additional information about the Fund's investments will be published in the Fund's semi-annual and annual reports to shareholders. The annual report will contain a discussion of the market conditions and investment strategies that significantly affected the Fund's performance over its last fiscal year.

You may wish to read the Statement of Additional Information for more information on the Fund and the securities in which it invests. The Statement of Additional Information is incorporated into this prospectus by reference, which means that it is considered to be part of this prospectus.

You can get free copies of reports and the Statement of Additional Information, request other information and discuss your questions about the Fund by writing or calling the Fund's distributor at:

Liberty Funds Distributor, Inc.
One Financial Center
Boston, MA 02111-2621
1-800-426-3750
www.libertyfunds.com

Text-only versions of all Fund documents can be viewed online or downloaded from the EDGAR database on the Securities and Exchange Commission internet site at WWW.SEC.GOV.

You can review and copy information about the Fund by visiting the following location, and you can obtain copies, upon payment of a duplicating fee by electronic request at the E-mail address publicinfo@sec.gov or by writing the:

Public Reference Room
Securities and Exchange Commission
Washington, DC 20549-0102

Information on the operation of the Public Reference Room may be obtained by calling 1-202-942-8090.


INVESTMENT COMPANY ACT FILE NUMBER:

Liberty-Stein Roe Funds Investment Trust: 811-4978

o Liberty Small Cap Value Fund (formerly named Galaxy Small Cap Value Fund)

--------------------------------------------------------------------------------

                [LIBERTYFUNDS LOGO]

                        A Member of Columbia Management Group

                        (C) 2002 Liberty Funds Distributor, Inc.
                        A Member of Columbia Management Group
                        One Financial Center, Boston, MA 02111-2621
       [Job Code]       800-426-3750 www.libertyfunds.com

LIBERTY SMALL CAP VALUE FUND II               PROSPECTUS, _______________, 2002

CLASS T AND G SHARES

Advised by Fleet Investment Advisors Inc.

Class T and G shares are sold only to investors who received (and who have continuously held) Class T or G shares in connection with the merger of certain Galaxy Funds into various Liberty Funds.

Although these securities have been registered with the Securities and Exchange Commission, the Commission has not approved or disapproved any shares offered in this prospectus or determined whether this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.


                               TABLE OF CONTENTS


THE FUND ..............................................................    XX
Investment Goal .......................................................    XX
Principal Investment Strategies .......................................    XX
Principal Investment Risks ............................................    XX
Performance History ...................................................    XX
Your Expenses .........................................................    XX

YOUR ACCOUNT ..........................................................    XX
How to Buy Shares .....................................................    XX
Sales Charges .........................................................    XX
How to Exchange Shares ................................................    XX
How to Sell Shares ....................................................    XX
Fund Policy on Trading of Fund Shares .................................    XX
Distribution and Service Fees .........................................    XX
Other Information About Your Account ..................................    XX

MANAGING THE FUND .....................................................    XX
Investment Advisor ....................................................    XX
Portfolio Managers ....................................................    XX

FINANCIAL HIGHLIGHTS ..................................................    XX

Not FDIC Insured
May Lose Value
No Bank Guarantee

THE FUND


VALUE STOCKS are stocks that appear to be underpriced based on measures such as lower price-to-earnings, price-to-book value and price-to-earnings growth ratios.


INVESTMENT GOAL

The Fund seeks to provide long-term capital appreciation.

PRINCIPAL INVESTMENT STRATEGIES

The Fund invests mainly in the common stocks of small companies that the Fund's investment advisor believes are undervalued. Under normal conditions, the Fund invests at least 80% of its net assets plus any borrowings for investment purposes in the common stocks of companies that have market capitalizations of $1.5 billion or less. The Fund invests primarily in the common stock of U.S. issuers, but may invest up to 20% of its total assets in foreign equity securities. In selecting portfolio securities for the Fund, the advisor looks at the underlying strength of companies, their products, their competitive positions and the quality of their management. It also performs research to attempt to identify companies likely to benefit from emerging industry trends and potential market recoveries. A portfolio security may be sold if the advisor determines that it is no longer undervalued or if there has been a deterioration in the performance of the security or in the financial condition of the issuer.

At times, the advisor may determine that adverse market conditions make it desirable to suspend temporarily the Fund's normal investment activities. During such times, the Fund may, but is not required to, invest in cash or high-quality, short-term debt securities, without limit. Taking a temporary defensive position may prevent the Fund from achieving its investment goal.

In seeking to achieve its investment goal, the Fund may invest in various types of securities and engage in various investment techniques which are not the principal focus of the Fund and, therefore, are not described in this prospectus. These types of securities and investment practices are identified and discussed in the Fund's Statement of Additional Information, which you may obtain free of charge (see back cover). Approval by the Fund's shareholders is not required to modify or change the Fund's investment goal or investment strategies.


PRINCIPAL INVESTMENT RISKS

The principal risks of investing in the Fund are described below. There are many circumstances (including additional risks that are not described here) which could prevent the Fund from achieving its investment goal. You may lose money by investing in the Fund.

Management risk means that the advisor's stock selections and other investment decisions might produce losses or cause the Fund to underperform when compared to other funds with a similar investment goal. Market risk means that security prices in a market, sector or industry may fall, reducing the value of your investment. Because of management and market risk, there is no guarantee that the Fund will achieve its investment goal or perform favorably compared with comparable funds.

The Fund

Since it purchases equity securities, the Fund is subject to equity risk. This is the risk that stock prices will fall over short or extended periods of time. Although the stock market has historically outperformed other asset classes over the long term, the equity market tends to move in cycles. Individual stock prices may fluctuate drastically from day-to-day and may underperform other asset classes over an extended period of time. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These price movements may result from factors affecting individual companies, industries or the securities market as a whole.

Value stocks are stocks of companies that may have experienced adverse business or industry developments or may be subject to special risks that have caused the stocks to be out of favor and, in the advisor's opinion, undervalued. If the advisor's assessment of a company's prospects is wrong, the price of its stock may fall, or may not approach the value the advisor has placed on it.

Foreign securities are subject to special risks. Foreign markets can be extremely volatile. Fluctuations in currency exchange rates may impact the value of foreign securities without a change in the intrinsic value of those securities. The liquidity of foreign securities may be more limited than domestic securities, which means that the Fund may, at times, be unable to sell foreign securities at desirable prices. Brokerage commissions, custodial fees and other fees are generally higher for foreign investments. The Fund may have limited legal recourse in the event of default with respect to certain debt securities issued by foreign governments. In addition, foreign governments may impose withholding taxes which would reduce the amount of income and capital gains available to distribute to shareholders. Other risks include the following: possible delays in the settlement of transactions or in the notification of income; less publicly available information about companies; the impact of political, social or diplomatic events; possible seizure, expropriation or nationalization of the company or its assets; and possible imposition of currency exchange controls.

Smaller companies are more likely than larger companies to have limited product lines, operating histories, markets or financial resources. They may depend heavily on a small management team. Stocks of smaller companies may trade less frequently, may trade in smaller volumes and may fluctuate more sharply in price than stocks of larger companies. In addition, smaller companies may not be widely followed by the investment community, which can lower the demand for their stocks.

An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

The Fund

PERFORMANCE HISTORY

The bar chart below shows changes in the Fund's calendar year total returns for its Class T shares excluding sales charges. The performance table following the bar chart shows how the Fund's average annual returns for Class T and G shares, including sales charges, compare with those of broad measures of market performance for 1 year, 5 years and the life of the Fund.(1) The chart and table are intended to illustrate some of the risks of investing in the Fund by showing the changes in the Fund's performance. All returns include the reinvestment of dividends and distributions. Performance results include the effect of expense reduction arrangements. If these arrangements had not been in place, the performance results would have been lower. Any expense reduction arrangements may be discontinued at any time. As with all mutual funds, past performance (before and after taxes) does not predict the Fund's future performance. Returns and value of an investment will vary, resulting in a gain or a loss on sale.


Calendar Year Total Returns (Class T)(1)


 30.00%                        27.75%        27.66%
                                                    23.75%
 20.00%                               21.09%
                 14.75%
 10.00%
           8.21%                                            6.67%
  0.00%                  3.51%                                            4.79%
                                                                  -3.19%
-10.00%    1992   1993   1994   1995   1996   1997   1998   1999   2000   2001


The Fund's year-to-date total return through June 30, 2002 was +/-__.__%.

For period shown in bar chart:
Best quarter: 3rd quarter 1997, +18.67%
Worst quarter: 3rd quarter 1998, -15.93%

The Fund


UNDERSTANDING PERFORMANCE

CALENDAR YEAR TOTAL RETURNS show the Fund's Class T share performance for each complete calendar year since the Fund commenced operations. They include the effects of Fund expenses, but not the effects of sales charges. If sales charges were included, these returns would be lower.

AVERAGE ANNUAL TOTAL RETURNS are a measure of the Fund's average performance over the past one-year, five-year and the Life of the Fund periods. They include the effects of Fund expenses. The table shows the returns of each share class and includes the effects of current sales charges.

The Fund's returns are compared to the Russell 2000 Index, an unmanaged index that tracks the performance of the 2000 smallest of the 3,000 largest U.S. companies based on market capitalization. The Fund's returns are also compared to the Standard & Poors SmallCap 600 Composite Index (S&P SmallCap 600), an unmanaged index that tracks the performance of 600 domestic companies traded on the New York Stock Exchange, the American Stock Exchange and NASDAQ. The S&P SmallCap 600 is heavily weighted with the stocks of companies with small market capitalizations. Unlike the Fund, indices are not investments, do not incur fees, expenses or taxes and are not professionally managed.


After-tax returns are calculated using the historical highest individual federal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and may not be relevant to investors who hold Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.


Average Annual Total Returns - for periods ended December 31, 2001(1)


                                 INCEPTION                           LIFE OF THE
                                   DATE       1 YEAR      5 YEARS       FUND
                                 ---------   --------    ---------   -----------
Class T (%)                       2/12/93
  Return Before Taxes                         [11.48]     [12.20]       [14.48]
  Return After Taxes on
    Distributions                              [9.24]      [9.08]       [11.49]
  Return After Taxes on
    Distributions and Sale
    of Fund Shares                             [8.45]      [9.04]       [11.05]

Class G (%)                       11/1/98
  Return Before Taxes                         [12.42]      [    ]       [14.84]
  Return After Taxes on
    Distributions                              __.__       __.__         __.__
  Return After Taxes on
    Distributions and Sale
    of Fund Shares                             __.__       __.__         __.__

Russell 2000 Index (%)              N/A         2.49        7.52        10.46(2)
                                                                         9.86(3)

S&P SmallCap 600 (%)                N/A         6.51       10.65        12.60(2)
                                                                        13.76(3)


(1) The returns shown include returns of Retail A shares (for Class T shares) and Retail B shares (for Class G shares) of the Galaxy Small Cap Value Fund, the predecessor to the Fund (the "Galaxy Fund"), for periods prior to [date of this prospectus], and returns of Investment Shares of the [Small Cap portfolio of The Shawmut Funds], the predecessor to the Galaxy Fund, for periods prior to December 4, 1995.] [The returns shown for Class G shares also include the returns of Retail A shares for periods prior to the inception of Retail B shares of the Galaxy Fund. These returns have not been restated to reflect any differences in expenses (such as Rule 12b-1 fees) between Retail A shares and Class G (Retail B) shares. If differences in expenses had been reflected, the returns shown for periods prior to the inception of Retail B shares of the Galaxy Fund would have been [higher].]

(2)  Performance information is from January 31, 1993.

(3)  Performance information is from October 31, 1998.

The Fund


UNDERSTANDING EXPENSES

SALES CHARGES are paid directly by shareholders to Liberty Funds Distributor, Inc., the Fund's distributor.

ANNUAL FUND OPERATING EXPENSES are paid by the Fund. They include management fees, 12b-1 fees, shareholder service fees and other administrative costs including pricing and custody services.

EXAMPLE EXPENSES help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. The table does not take into account any expense reduction arrangements discussed in the footnotes to the Annual Fund Operating Expenses table. It uses the following hypothetical conditions:

o    $10,000 initial investment

o    5% total return for each year

o    Fund operating expenses remain the same

o    Assumes reinvestment of all dividends and distributions

o Assumes Class G shares corresponding to Retail B shares of the Galaxy Fund purchased prior to January 1, 2001 convert to Class T shares after six years, and those corresponding to Retail B shares of the Galaxy Fund purchased on or after January 1, 2001 convert to Class T shares after eight years


YOUR EXPENSES

Expenses are one of several factors to consider before you invest in a mutual fund. The tables below describe the fees and expenses you may pay when you buy, hold and sell shares of the Fund.


Shareholder Fees (4) (paid directly from your investment)

                                                     CLASS T       CLASS G
                                                     -------       -------
Maximum sales charge (load) on purchases (%)
(as a percentage of the offering price)               [5.75]        [0.00]

Maximum deferred sales charge (load) on
redemptions (%) (as a percentage of the
lesser of purchase price or redemption price)         1.00(5)       [5.00]

Redemption fee (%) (as a percentage of
amount redeemed, if applicable)                        (6)           (6)


Annual Fund Operating Expenses (deducted directly from Fund assets)

                                                     CLASS T       CLASS G
                                                     -------       -------

Management fee (%)                                    [0.75]        [0.75]
Distribution and service (12b-1) fees (%)             [0.00]        [0.95](7)
Other expenses (%)                                    [0.67]        [0.51]
Total annual fund operating expenses  (%)             [1.42]        [2.21]


Example Expenses (your actual costs may be higher or lower)

CLASS                                   1 YEAR    3 YEARS    5 YEARS    10 YEARS
-----                                   ------    -------    --------   --------

Class T                                 $[711]     $[998]    $[1,307]   $[2,179]

Class G: did not sell your shares
         (shares purchased prior
         to January 1, 2001)            $[224]     $[691]    $[1,185]   $[2,161]

         did not sell your shares
         (shares purchased on or
         after January 1, 2001)         $[224]     $[691]    $[1,185]   $[2,345]

         sold all your shares at
         the end of the period
         (shares purchased prior
         to January 1, 2001)            $[724]     $[991]    $[1,385]   $[2,161]

         sold all your shares at
         the end of the period
         (shares purchased on or
         after January 1, 2001)         $[724]   $[1,091]    $[1,485]   $[2,345]


(4) A $10 annual fee is deducted from accounts of less than $1,000 and paid to the transfer agent.

(5) This charge applies only to certain Class T shares bought without an initial sales charge that are sold within 18 months of purchase, unless the shares were sold because of the death or the post-purchase disability of the shareholder or withdrawn through Liberty's Systematic Withdrawal Plan in an amount that does not annually exceed 12% of the account's value.

(6)  There is a $7.50 charge for wiring sale proceeds to your bank.

(7) The Fund may pay distribution and service (12b-1) fees up to a maximum of 1.15% of the Fund's average daily net assets attributable to Class G shares (comprised of up to 0.65% for distribution services, up to 0.25% for shareholder liaison services and up to 0.25% for administrative support services), but will limit such fees to an aggregate fee of not more than 0.95% during the current fiscal year.

YOUR ACCOUNT

INVESTMENT MINIMUMS

[Initial Investment ................   $1,000]
Subsequent Investments .............   $   50
Automatic Investment Plan* .........   $   50
Retirement Plan* ...................   $   25

* The initial investment minimum of $1,000 is waived on these plans.

The Fund reserves the right to change these investment minimums. The Fund also reserves the right to refuse a purchase order for any reason, including if it believes that doing so would be in the best interest of the Fund and its shareholders.


HOW TO BUY SHARES

Your financial advisor can help you establish an appropriate investment portfolio, buy shares and monitor your investments. When the Fund receives your purchase request in "good form," your shares will be bought at the next calculated public offering price. "Good form" means that you placed your order with your brokerage firm or your payment has been received and your application is complete, including all necessary signatures.


Outlined below are the various options for buying shares:

METHOD              INSTRUCTIONS
------              ------------

Through your        Your financial advisor can help you establish your account
financial advisor   and buy Fund shares on your behalf. To receive the current trading day's price, your financial advisor firm must receive your request prior to the close of the New York
                    Stock Exchange (NYSE), usually 4:00 p.m. Eastern time. Your financial advisor may charge you fees for executing the purchase for you.

By check            For existing accounts fill out and return the additional
(existing account)  investment stub included in your or send a letter of instruction including your Fund name and account number with a check made payable to the Fund to Liberty Funds Services, Inc., P.O. Box 8081, Boston, MA 02266-8081.

By exchange         You or your financial advisor may acquire shares for your
                    account by exchanging shares you own in one fund for shares of the same class of the Fund at no additional cost. There may be an additional charge if exchanging from a money market fund. To exchange by telephone, call 1-800-422-3737.

By wire You may purchase shares by wiring money from your bank account to your Fund account. To wire funds to your Fund account, call 1-800-422-3737 to obtain a control number and the wiring instructions.

By electronic       You may purchase shares by electronically transferring money
funds transfer      from your bank account to your Fund account by calling
                    1-800-422-3737. An electronic funds transfer may take up to two business days to settle and be considered in "good form." You must set up this feature prior to your telephone request. Be sure to complete the appropriate section of the application.

Automatic           You can make monthly or quarterly investments automatically
investment plan     from your bank account to your Fund account. You can select a pre-authorized amount to be sent via electronic funds transfer. Be sure to complete the appropriate section of the application for this feature.

Automated dollar    You can purchase shares for your account by exchanging $100
cost averaging      or more each month from another fund for shares of the same class of the Fund at no additional cost. You must have a current balance of at least $5,000 in the fund the money is coming from. The designated amount will be exchanged on the third Tuesday of each month. Exchanges will continue so long as your fund balance is sufficient to complete the transfers. You may terminate your program or change the amount of the exchange (subject to the $100 minimum) by calling 1-800-422-3737. Be sure to complete the appropriate section of the account application for this feature.

By dividend         You may automatically invest dividends distributed by
diversification     another fund into the same class of shares of the Fund at no additional sales charge. To invest your dividends in the Fund, call 1-800-345-6611.

Your Account


SALES CHARGES

You may be subject to an initial sales charge when you purchase, or a contingent deferred sales charge (CDSC) when you sell, shares of the Fund. These sales charges are described below. In certain circumstances, the sales charge may be waived, as described below and in the Statement of Additional Information.

UNDERSTANDING CONTINGENT DEFERRED SALES CHARGES

Certain investments in Class T and G shares are subject to a CDSC, a sales charge applied at the time you sell your shares. You will pay the CDSC only on shares you sell within a certain amount of time after purchase. The CDSC generally declines each year until there is no charge for selling shares. The CDSC is applied to the net asset value at the time of purchase or sale, whichever is lower. For purposes of calculating the CDSC, the start of the holding period is the [first day/month-end) of the month in which the purchase is made. Shares you purchase with reinvested dividends or capital gains are not subject to a CDSC. In addition, there is no CDSC when Class G shares are sold because of the death or post-purchase disability of a shareholder and in certain other circumstances such as exchanges. Ask your financial adviser or the Fund's distributor, or consult the SAI, for other instances in which the CDSC is waived. When you place an order to sell shares, the Fund will automatically sell first those shares not subject to a CDSC and then those you have held the longest. This policy helps reduce and possibly eliminate the potential impact of the CDSC.

CLASS T SHARES Your purchases of Class T shares are made at the public offering price for these shares. This price includes a sales charge that is based on the amount of your initial investment when you open your account. The sales charge you pay on an additional investment is based on the total amount of your purchase and the current value of your account. A portion of the sales charge is paid as a commission to your financial advisor firm on the sale of Class T shares. The amount of the sales charge differs depending on the amount you invest as shown in the table below.


Class T Sales Charges
                                                                        % OF
                                                                      OFFERING
                                      AS A % OF                        PRICE
                                      THE PUBLIC       AS A %       RETAINED BY
                                       OFFERING       OF YOUR         FINANCIAL
AMOUNT OF PURCHASE                      PRICE        INVESTMENT     ADVISOR FIRM
------------------                    ----------     ----------     ------------

Less than $50,000                       [5.75]         [6.01]            _.__
$50,000 to less than $100,000           [4.50]         [4.71]            _.__
$100,000 to less than $250,000          [3.50]         [3.63]            _.__
$250,000 to less than $500,000          [2.50]         [2.56]            _.__
$500,000 to less than $1,000,000        [2.00]         [2.04]            _.__
$1,000,000 or more                      [0.00]         [0.00]            _.__


Class T shares bought without an initial sales charge in accounts aggregating $1 million or more at the time of purchase are subject to a 1.00% CDSC if the shares are sold within 12 months of the time of purchase, unless the shares were sold because of the death or post-purchase disability of the shareholder or withdrawn through Liberty's Systematic Withdrawal Plan in an amount that does not annually exceed 12% of the account's value. Subsequent Class T share purchases that bring your account value above $1 million are subject to a CDSC if redeemed within 12 months of the date of purchase. The 12-month period begins on the first day of [the month following each purchase]. The CDSC does not apply to retirement plans purchasing through a fee-based program.

There is no sales charge when you buy Class T Shares if:

o    You buy shares by reinvesting your dividends and distributions.

o You buy shares with the proceeds of a redemption of Class T shares on which you have already paid a sales charge (as long as you buy the new shares within 90 days after selling your other shares).

o You are an investment professional who places trades for your clients and charges them a fee.

o You buy shares under an all-inclusive fee program (sometimes called a "wrap fee program") offered by a broker dealer or other financial institution.

Your Account

o    You were a Galaxy shareholder before December 1, 1995.

o You were shareholder of the Boston 1784 Funds on the date when the Funds were reorganized into Galaxy.

[For Class T share purchases of $1 million or more, financial advisors receive a cumulative commission from the distributor as follows:


Purchases Over $1 Million

AMOUNT PURCHASED                                  COMMISSION %
----------------                                  ------------
First $3 million                                      1.00
$3 million to less than $5 million                    0.80
$5 million to less than $25 million                   0.50
$25 million or more                                   0.25

The commission to financial advisors for Class T share purchases of $25 million or more is paid over 12 months but only to the extent the shares remain outstanding.

For Class T share purchases by participants in certain group retirement plans offered through a fee-based program, financial advisors receive a 1.00% commission from the distributor on all purchases of less than $3 million].

REDUCED SALES CHARGES FOR LARGER INVESTMENTS There are two ways for you to pay a lower sales charge when purchasing Class T shares. The first is through Rights of Accumulation. If the combined value of the Fund accounts in all classes maintained by you, your spouse or your minor children reaches a sales charge discount level (according to the chart on the previous page), your next purchase will receive the lower sales charge. The second is by signing a Statement of Intent within 90 days of your purchase. By doing so, you would be able to pay the lower sales charge on all purchases by agreeing to invest a total of at least $50,000 within 13 months. If your Statement of Intent purchases are not completed within 13 months, you will be charged the applicable sales charge on the amount you had invested to that date. In addition, certain investors may purchase shares at a reduced sales charge or net asset value, which is the value of a fund share excluding any sales charges. See the Statement of Additional Information for a description of these situations.

CLASS G SHARES Your purchases of Class G shares are made at Class G's net asset value. Class G shares have no front-end sales charge, but they do carry a CDSC that is imposed only on shares sold prior to elimination of the CDSC as shown in the applicable chart below. The CDSC generally declines each year and eventually disappears over time. The distributor pays your financial advisor firm an up-front commission on sales of Class G shares as described in the charts below.

Your Account

CDSCs for Class G shares received in exchange for Retail B shares of the Galaxy Fund that were purchased prior to January 1, 2001:


Class G Sales Charges


                                             % DEDUCTED WHEN
HOLDING PERIOD AFTER PURCHASE                SHARES ARE SOLD
-----------------------------                ---------------

Through first year                               [5.00]
Through second year                              [4.00]
Through third year                               [3.00]
Through fourth year                              [3.00]
Through fifth year                               [2.00]
Through sixth year                               [1.00]
Longer than six years                            [None]


CDSCs for Class G shares received in exchange for Retail B shares of the Galaxy Fund that were purchased on or after January 1, 2001:


                                             % DEDUCTED WHEN
HOLDING PERIOD AFTER PURCHASE                SHARES ARE SOLD
-----------------------------                ---------------

Through first year                               [5.00]
Through second year                              [4.00]
Through third year                               [4.00]
Through fourth year                              [4.00]
Through fifth year                               [3.00]
Through sixth year                               [2.00]
Through the seventh year                         [1.00]
Longer than seven years                          [None]


Commission to financial advisors is _.__%.

Class G shares received in exchange for Retail B shares of the Galaxy Fund that were purchased prior to January 1, 2001 will automatically convert to Class T shares six years after purchase. Class G shares received in exchange for Retail B shares of the Galaxy Fund that were purchased on or after January 1, 2001 will automatically convert to Class T shares eight years after purchase.

Your Account

HOW TO EXCHANGE SHARES

You may exchange your Class T shares for Class A or Class T shares, and may exchange your Class G shares for Class B or Class G shares, of another fund distributed by Liberty Funds Distributor, Inc. at net asset value. If your shares are subject to a CDSC, you will not be charged a CDSC upon the exchange. However, when you sell the shares acquired through the exchange, the shares sold may be subject to a CDSC, depending upon when you originally purchased the shares you are exchanging. For purposes of computing the CDSC, the length of time you have owned your shares will be computed from the date of your original purchase and the applicable CDSC will be the CDSC of the original fund. Class T and Class G shares, once exchanged for Class A or Class B shares, may not be further exchanged for Class T or Class G shares. Unless your account is part of a tax-deferred retirement plan, an exchange is a taxable event, and you may realize a gain or a loss for tax purposes. The Fund may terminate your exchange privilege if the advisor determines that your exchange activity is likely to adversely impact its ability to manage the Fund. To exchange by telephone, call 1-800-422-3737.


HOW TO SELL SHARES

Your financial advisor can help you determine if and when you should sell your shares. You may sell shares of the Fund on any regular business day that the NYSE is open.

When the Fund receives your sales request in "good form," shares will be sold at the next calculated price. "Good form" means that money used to purchase your shares is fully collected. When selling shares by letter of instruction, "good form" also means (i) your letter has complete instructions, the proper signatures and signature guarantees, (ii) you have included any certificates for shares to be sold, and (iii) any other required documents are attached. For additional documents required for sales by corporations, agents, fiduciaries and surviving joint owners, please call 1-800-345-6611. Retirement plan accounts have special requirements; please call 1-800-799-7526 for more information.

The Fund will generally send proceeds from the sale to you within seven days (usually on the next business day after your request is received in "good form"). However, if you purchased your shares by check, the Fund may delay sending the proceeds from the sale of your shares for up to 15 days after your purchase to protect against checks that are returned. No interest will be paid on uncashed redemption checks. Redemption proceeds may be paid in securities, rather than in cash, under certain circumstances. For more information, see the paragraph "Non Cash Redemptions" under the section "How to Sell Shares" in the Statement of Additional Information.

Your Account


Outlined below are the various options for selling shares:

METHOD              INSTRUCTIONS
------              ------------

Through your        You may call your financial advisor to place your sell
financial advisor   order. To receive the current trading day's price, your
                    financial advisor firm must receive your request prior to the close of regular trading on the NYSE, usually 4:00 p.m.
                    Eastern time. Your financial advisor may charge you fees for executing a redemption for you.


By exchange         You or your financial advisor may sell shares by exchanging from the Fund into the same share class of another fund at no additional cost. To exchange by telephone, call
                    1-800-422-3737.

By telephone        You or your financial advisor may sell shares by telephone and request that a check be sent to your address of record by calling 1-800-422-3737, unless you have notified the Fund of an address change within the previous 30 days. The dollar limit for telephone sales is $100,000 in a 30-day period.
                    You do not need to set up this feature in advance of your call. Certain restrictions apply to retirement accounts. For details, call 1-800-345-6611.

By mail You may send a signed letter of instruction or stock power form along with any share certificates to be sold to the address below. In your letter of instruction, note the Fund's name, share class, account number, and the dollar value or number of shares you wish to sell. All account owners must sign the letter, and signatures must be guaranteed by either a bank, a member firm of a national stock exchange or another eligible guarantor institution. Additional documentation is required for sales by corporations, agents, fiduciaries, surviving joint owners and individual retirement account owners. For details, call 1-800-345-6611.

                    Mail your letter of instruction to Liberty Funds Services, Inc., P.O. Box 8081, Boston, MA 02266-8081.

By wire You may sell shares and request that the proceeds be wired to your bank. You must set up this feature prior to your telephone request. Be sure to complete the appropriate section of the account application for this feature.

By systematic       You may automatically sell a specified dollar amount or
withdrawal plan     percentage of your account on a monthly, quarterly or
                    semi-annual basis and have the proceeds sent to you if your account balance is at least $5,000. This feature is not available if you hold your shares in certificate form. All dividend and capital gains distributions must be reinvested.
                    Be sure to complete the appropriate section of the account application for this feature.

By electronic       You may sell shares and request that the proceeds be
funds transfer      electronically transferred to your bank. Proceeds may take up to two business days to be received by your bank. You must set up this feature prior to your request. Be sure to complete the appropriate section of the account application for this feature.

Your Account


FUND POLICY ON TRADING OF FUND SHARES

The Fund does not permit short-term or excessive trading in its shares. Excessive purchases, redemptions or exchanges of Fund shares disrupt portfolio management and increase Fund expenses. In order to promote the best interests of the Fund, the Fund reserves the right to reject any purchase order or exchange request, particularly from market timers or investors who, in the advisor's opinion, have a pattern of short-term or excessive trading or whose trading has been or may be disruptive to the Fund. The fund into which you would like to exchange also may reject your request.


DISTRIBUTION AND SERVICE FEES

The Fund has adopted a plan under Rule 12b-1 that permits it to pay the Fund's distributor marketing and other fees to support the sale and distribution of Class G shares and certain services provided to you by your financial advisor. The annual fees for shareholder liaison services and administrative support may equal up to 0.50% for Class G shares. The annual distribution fee may equal up to 0.65% for Class G shares. The Fund does not intend to pay more than a total of 0.95% for Class G shares in distribution and shareholder service fees during the current fiscal year. The Fund has also adopted a plan that permits it to pay for certain services provided to Class T shareholders by their financial advisor. The annual service fee may equal up to 0.50% for Class T shares. The Fund does not intend to pay more than 0.30% for Class T shares in shareholder service fees during the current fiscal year. The foregoing fees are paid out of the assets of the relevant classes. Over time, these fees will reduce the return on your investment and may cost you more than paying other types of sales charges. Class G shares automatically convert to Class T shares after a certain number of years, eliminating a portion of these fees upon conversion. Conversion may occur six or eight years after purchase, depending on the program under which you purchased your shares. See "Your Account; Sales Charges" for the conversion schedule applicable to Class G shares.

Your Account


OTHER INFORMATION ABOUT YOUR ACCOUNT

HOW THE FUND'S SHARE PRICE IS DETERMINED The price of each class of the Fund's shares is based on its net asset value. The net asset value is determined at the close of regular trading on the NYSE, usually 4:00 p.m. Eastern time, on each business day that the NYSE is open (typically Monday through Friday).

When you request a transaction, it will be processed at the net asset value (plus any applicable sales charges) next determined after your request is received in "good form" by the distributor. In most cases, in order to receive that day's price, the distributor must receive your order before that day's transactions are processed. If you request a transaction through your financial advisor firm, the firm must receive your order by the close of trading on the NYSE to receive that day's price.

The Fund determines its net asset value for each share class by dividing each class's total net assets by the number of that class's outstanding shares. In determining the net asset value, the Fund must determine the price of each security in its portfolio at the close of each trading day. Securities for which market quotations are available are valued each day at the current market value. However, where market quotations are unavailable, or when the advisor believes that subsequent events have made them unreliable, the Fund may use other data to determine the fair value of the securities.

You can find the daily prices of some share classes for the Fund in most major daily newspapers under the caption "Liberty." You can find daily prices for all share classes by visiting the Fund's web site at www.libertyfunds.com.

ACCOUNT FEES If your account value falls below $1,000 (other than as a result of depreciation in share value) you may be subject to an annual account fee of $10. This fee is deducted from the account in June each year. Approximately 60 days prior to the fee date, the Fund's transfer agent will send you written notification of the upcoming fee. If you add money to your account and bring the value above $1,000 prior to the fee date, the fee will not be deducted.

SHARE CERTIFICATES Share certificates are not available for Class G shares. Certificates will be issued for Class T shares only if requested. If you decide to hold share certificates, you will not be able to sell your shares until you have endorsed your certificates and returned them to the distributor.

Your Account


UNDERSTANDING FUND DISTRIBUTIONS

The Fund earns income from the securities it holds. The Fund also may realize capital gains or losses on sales of its securities. The Fund distributes substantially all of its net investment income and capital gains to shareholders. As a shareholder, you are entitled to a portion of the Fund's income and capital gains, generally based on the number of shares you own at the time these distributions are declared.


DIVIDENDS, DISTRIBUTIONS AND TAXES The Fund has the potential to make the following distributions:


Types of Distributions

Dividends      Represents interest and dividends earned from securities held by the Fund, net of expenses incurred by the Fund.


Capital gains  Represents net long-term capital gains on sales of securities held for more than 12 months and net short-term capital gains, which are gains on sales of securities held for a 12-month period or less.


DISTRIBUTION OPTIONS The Fund distributes dividends quarterly and any capital gains (including short-term capital gains) at least annually. You can choose one of the options listed in the table below for these distributions when you open your account. To change your distribution option, call 1-800-345-6611.

If you do not indicate on your application or at the time your account is established your preference for handling distributions, the Fund will automatically reinvest all distributions in additional shares of the Fund.


Distribution Options

Reinvest all distributions in additional shares of your current fund

Reinvest all distributions in shares of another fund

Receive dividends in cash (see options below) and reinvest capital gains

Receive all distributions in cash (with one of the following options):

o    send the check to your address of record

o    send the check to a third party address

o    transfer the money to your bank via electronic funds transfer


Distributions of $10 or less will automatically be reinvested in additional Fund shares. If you elect to receive distributions by check and the check is returned as undeliverable, or if you do not cash a distribution check within six months of the check date, the distribution will be reinvested in additional shares of the Fund. All subsequent distributions will be reinvested.

Your Account


TAX CONSEQUENCES Unless you are an entity exempt from income taxes, regardless of whether you receive your distributions in cash or reinvest them in additional Fund shares, all Fund distributions are subject to federal income tax. Depending on the state where you live, distributions may also be subject to state and local income taxes.

In general, any distributions of dividends, interest and short-term capital gains are taxable as ordinary income. Distributions of long-term capital gains are generally taxable as such, regardless of how long you have held your Fund shares. You will be provided with information each year regarding the amount of ordinary income and capital gains distributed to you for the previous year and any portion of your distribution which is exempt from state and local taxes. Your investment in the Fund may have additional personal tax implications. Please consult your tax advisor about foreign, federal, state, local or other applicable tax laws.

In addition to the dividends and capital gains distributions made by the Fund, you may realize a capital gain or loss when selling and exchanging shares of the Fund. Such transactions may also be subject to federal, state and local income tax.

MANAGING THE FUND


INVESTMENT ADVISOR

Fleet Investment Advisors Inc. (Fleet), located at 100 Federal Street, Boston, Massachusetts 02110, is the Fund's investment advisor. In its duties as investment advisor, Fleet runs the Fund's day-to-day business, including placing all orders for the purchase and sale of the Fund's portfolio securities. Fleet has been an investment advisor since 1984. Fleet also provides investment management and advisory services to individual and institutional clients. As of December 31, 2001, Fleet managed over $166 billion in assets.

For the fiscal year or period ended October 31, 2001, aggregate advisory fees paid to Fleet by the Fund amounted to 0.75% of average daily net assets of the Fund.


PORTFOLIO MANAGER

Peter Larson, Senior Vice President of Fleet, is the manager for the Fund and has managed the Fund, including the predecessor funds, since it commenced operations in 1992. Mr. Larson has been with Fleet and its predecessors since 1963.

Financial Highlights

The financial highlights table is intended to help you understand the Fund's financial performance. Information is shown for the Fund's last five fiscal years, which run from November 1 to October 31, and relates to the Galaxy Small Cap Value Fund, the Fund's predecessor fund. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that you would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information is included in the Fund's financial statements which, for the fiscal years ended on and after October 31, 1999, have been audited by Ernst & Young LLP, independent auditors, whose report, along with the Fund's financial statements, is included in the Fund's annual report. The information for periods ended on or prior to October 31, 1998 has been audited by other independent auditors, whose report expressed an unqualified opinion on those financial statements and highlights. You can request a free annual report by calling 1-800-426-3750.


The Fund

                                                                Year ended October 31,
                                            ------------------------------------------------------------
                                               2001          2000        1999        1998        1997
                                             Class T       Class T     Class T     Class T      Class T
                                            ----------   -----------  ---------   ---------    ---------
Net asset value -
Beginning of period ($)                      [14.25]      [12.98]      [13.53]     [18.29]      [14.75]

INCOME FROM INVESTMENT OPERATIONS ($):
Net investment income (loss)(a)                    (c)     [0.01](c)    [0.02]      [0.08]     [(0.04)](c)
Net realized and unrealized gain (loss)       [1.59]       [2.63]       [0.73]    [(2.08)]       [5.72]
Total from Investment Operations              [1.59]       [2.64]       [0.75]    [(2.00)]       [5.68]

LESS DISTRIBUTIONS DECLARED TO
SHAREHOLDERS ($):
From net investment income                  [(0.01)]     [(0.01)]     [(0.03)]    [(0.08)]          --
From net realized gains                     [(1.87)]     [(1.36)]     [(1.27)]    [(2.68)]     [(2.14)]
Total Distributions
Declared to Shareholders                    [(1.88)]     [(1.37)]     [(1.30)]    [(2.76)]     [(2.14)]
Net asset value -
End of period ($)                            [13.96]      [14.25]      [12.98]     [13.53]      [18.29]
Total return (%)(b)                          [12.66]      [21.96]       [5.68]   [(12.52)]      [43.58]

RATIOS TO AVERAGE NET ASSETS (%):
Expenses (excluding reimbursement/waiver)     [1.42]       [1.55]       [1.59]      [1.45]       [1.52]
Net investment income                       [(0.02)]       [0.08]       [0.13]      [0.38]     [(0.25)]
Waiver/reimbursement (op. exp.
including waiver)                             [1.42]       [1.44]       [1.31]      [1.31]       [1.30]
Portfolio turnover rate (%)                     [46]         [43]         [42]        [33]         [52]
Net assets, end of period (000's) ($)      [100,159]     [87,457]     [80,870]    [87,781]     [63,658]

(a) Net investment income (loss) per share before reimbursement/waiver of fees by the advisor and/or its affiliates and/or the administrator for Class T shares for the years ended October 31, 2001, 2000, 1999, 1998 and 1997 were $0.00(d), $0.00(d), $(0.02), $0.05 and $(0.02)(d), respectively.

(b) [Total return at net asset value assuming all distributions reinvested and no initial or contingent deferred sales charge].

(c) Per share data was calculated using the [weighted average shares outstanding method] during the period.

Financial Highlights

                                                               Year ended October 31,
                                                          ----------------------------------
                                                            2001        2000         1999(a)
                                                          Class G      Class G       Class G
                                                          -------      -------       -------
Net asset value -
Beginning of period ($)                                   14.13         12.96         13.59

INCOME FROM INVESTMENT OPERATIONS ($):
Net investment income (loss)(b)                           (0.11)(d)     (0.10)(d)     (0.04)
Net realized and unrealized gain (loss)                    1.57          2.63          0.68
Total from Investment Operations                           1.46          2.53          0.64

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS ($):
From net investment income                                   --            --            --
From net realized gains                                   (1.87)        (1.36)        (1.27)
Total Distributions
Declared to Shareholders                                  (1.87)        (1.36)        (1.27)
Net asset value -
End of period ($)                                         13.72         14.13         12.96
Total return (%)(c)                                       11.73%        21.06%         4.80

RATIOS TO AVERAGE NET ASSETS (%):
Expenses (excluding reimbursement/waiver)                  2.21          2.41          2.88
Net investment income                                     (0.80)        (0.71)        (0.66)
Waiver/reimbursement (op. exp. including waiver)           2.21          2.23          2.10
Portfolio turnover rate (%)                                  46            43            42
Net assets, end of period (000's) ($)                     5,278         2,838         1,637

(a)  The Fund began issuing Retail B shares on November 1, 1998.

(b) Net investment (loss) per share before reimbursement/waiver of fees by the advisor and/or its affiliates and/or the administrator for Class G shares for the years ended October 31, 2001, 2000, and 1999 were $0.07(d), $(0.12)
     (d), and $(0.09), respectively.

(c) [Total return at net asset value assuming all distributions reinvested and no initial or contingent deferred sales charge sales charge].

(d) Per share data was calculated using the [weighted average shares outstanding method] during the period.

                                     Notes

                                     Notes

FOR MORE INFORMATION

Additional information about the Fund's investments will be published in the Fund's semi-annual and annual reports to shareholders. The annual report will contain a discussion of the market conditions and investment strategies that significantly affected the Fund's performance over its last fiscal year.

You may wish to read the Statement of Additional Information for more information on the Fund and the securities in which it invests. The Statement of Additional Information is incorporated into this prospectus by reference, which means that it is considered to be part of this prospectus.

You can get free copies of reports and the Statement of Additional Information, request other information and discuss your questions about the Fund by writing or calling the Fund's distributor at:

Liberty Funds Distributor, Inc.
One Financial Center
Boston, MA 02111-2621
1-800-426-3750
www.libertyfunds.com

Text-only versions of all Fund documents can be viewed online or downloaded from the EDGAR database on the Securities and Exchange Commission internet site at WWW.SEC.GOV.

You can review and copy information about the Fund by visiting the following location, and you can obtain copies, upon payment of a duplicating fee by electronic request at the E-mail address publicinfo@sec.gov or by writing the:

Public Reference Room
Securities and Exchange Commission
Washington, DC 20549-0102

Information on the operation of the Public Reference Room may be obtained by calling 1-202-942-8090.

INVESTMENT COMPANY ACT FILE NUMBER:

Liberty-Stein Roe Funds Investment Trust: 811-4978

o    Liberty Small Cap Value Fund (formerly named Galaxy Small Cap Value Fund)


--------------------------------------------------------------------------------

                 [LIBERTYFUNDS LOGO]

                         A Member of Columbia Management Group

                         (C) 2002 Liberty Funds Distributor, Inc.
                         A Member of Columbia Management Group
                         One Financial Center, Boston, MA 02111-2621
[Job Code]               800-426-3750 www.libertyfunds.com

LIBERTY SMALL COMPANY EQUITY FUND          PROSPECTUS, __________________, 2002


CLASS Z SHARES

Advised by Fleet Investment Advisors Inc.

Only eligible investors may purchase Class Z shares. See "Your Account - Eligible Investors" for more information.

Although these securities have been registered with the Securities and Exchange Commission, the Commission has not approved or disapproved any shares offered in this prospectus or determined whether this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.


                               TABLE OF CONTENTS


THE FUND ..................................................................   XX
Investment Goal ...........................................................   XX
Principal Investment Strategies ...........................................   XX
Principal Investment Risks ................................................   XX
Performance History .......................................................   XX
Your Expenses .............................................................   XX

YOUR ACCOUNT ..............................................................   XX
How to Buy Shares .........................................................   XX
Eligible Investors ........................................................   XX
Sales Charges .............................................................   XX
How to Exchange Shares ....................................................   XX
How to Sell Shares ........................................................   XX
Fund Policy on Trading of Fund Shares .....................................   XX
Other Information About Your Account ......................................   XX

MANAGING THE FUND .........................................................   XX
Investment Advisor ........................................................   XX
Portfolio Manager .........................................................   XX

FINANCIAL HIGHLIGHTS ......................................................   XX

Not FDIC Insured
May Lose Value
No Bank Guarantee

THE FUND


INVESTMENT GOAL

The Fund seeks capital appreciation.


PRINCIPAL INVESTMENT STRATEGIES

Under normal circumstances, the Fund invests at least 80% of its net assets plus any borrowings for investment purposes in the equity securities, primarily common stocks, of small companies that have market capitalizations of $1.5 billion or less. The Fund invests primarily in the common stock of U.S. companies, but may invest up to 20% of its total assets in foreign equity securities.

In selecting investments for the Fund, the Fund's investment advisor looks for promising industries. It then looks within those industries for what are judged to be reasonably priced companies that have above-average growth potential. The advisor consults a wide range of sources, including management, competitors, other industry sources and regional brokerage analysts.

The Fund will sell a portfolio security when, as a result of changes in the economy, the advisor believes that holding the security is no longer consistent with the Fund's investment objective. A security may also be sold as a result of a deterioration in the performance of the security or in the financial condition of the issuer of the security.

At times, the advisor may determine that adverse market conditions make it desirable to suspend temporarily the Fund's normal investment activities. During such times, the Fund may, but is not required to, invest in cash or high-quality, short-term debt securities, without limit. Taking a temporary defensive position may prevent the Fund from achieving its investment goal.

In seeking to achieve its investment goal, the Fund may invest in various types of securities and engage in various investment techniques which are not the principal focus of the Fund and, therefore, are not described in this prospectus. These types of securities and investment practices are identified and discussed in the Fund's Statement of Additional Information, which you may obtain free of charge (see back cover). Approval by the Fund's shareholders is not required to modify or change the Fund's investment goal or investment strategies.

As part of its investment strategy, the Fund may buy and sell securities frequently. Frequent trading of investments usually increases the chance that the Fund will pay investors short-term capital gains (which are taxable at higher rates than long-term capital gains). Frequent trading could also mean higher brokerage commissions and other transaction costs, which could reduce the Fund's returns.

The Fund


PRINCIPAL INVESTMENT RISKS

The principal risks of investing in the Fund are described below. There are many circumstances (including additional risks that are not described here) which could prevent the Fund from achieving its investment goal. You may lose money by investing in the Fund.

Management risk means that the advisor's stock and selections and other investment decisions might produce losses or cause the Fund to underperform when compared to other funds with a similar investment goal. Market risk means that security prices in a market, sector or industry may fall, reducing the value of your investment. Because of management and market risk, there is no guarantee that the Fund will achieve its investment goal or perform favorably compared with comparable funds.

Since it purchases equity securities, the Fund is subject to equity risk. This is the risk that stock prices will fall over short or extended periods of time. Although the stock market has historically outperformed other asset classes over the long term, the equity market tends to move in cycles. Individual stock prices may fluctuate drastically from day-to-day and may underperform other asset classes over an extended period of time. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These price movements may result from factors affecting individual companies, industries or the securities market as a whole.

Foreign securities are subject to special risks. Foreign markets can be extremely volatile. Fluctuations in currency exchange rates may impact the value of foreign securities without a change in the intrinsic value of those securities. The liquidity of foreign securities may be more limited than domestic securities, which means that the Fund may, at times, be unable to sell foreign securities at desirable prices. Brokerage commissions, custodial fees and other fees are generally higher for foreign investments. The Fund may have limited legal recourse in the event of default with respect to certain debt securities issued by foreign governments. In addition, foreign governments may impose withholding taxes which would reduce the amount of income and capital gains available to distribute to shareholders. Other risks include the following: possible delays in the settlement of transactions or in the notification of income; less publicly available information about companies; the impact of political, social or diplomatic events; possible seizure, expropriation or nationalization of the company or its assets; and possible imposition of currency exchange controls.

The Fund


Smaller companies are more likely than larger companies to have limited product lines, operating histories, markets or financial resources. They may depend heavily on a small management team. Stocks of smaller companies may trade less frequently, may trade in smaller volumes and may fluctuate more sharply in price than stocks of larger companies. In addition, smaller companies may not be widely followed by the investment community, which can lower the demand for their stocks.

An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

The Fund

PERFORMANCE HISTORY

The bar chart below shows changes in the Fund's calendar year total returns for its Class Z shares. The performance table following the bar chart shows how the Fund's average annual returns for Class Z shares compare with those of a broad measure of market performance for 1 year, 5 years and 10 years.(1) The chart and table are intended to illustrate some of the risks of investing in the Fund by showing the changes in the Fund's performance. All returns include the reinvestment of dividends and distributions. Performance results include the effect of expense reduction arrangements, if any. If these arrangements had not been in place, the performance results would have been lower. [Any expense reduction arrangements may be discontinued at any time.] As with all mutual funds, past performance (before and after taxes) does not predict the Fund's future performance. Returns and value of an investment will vary, resulting in a gain or a loss on sale.


Calendar Year Total Returns (Class Z)(1)

 50.00%
 40.00%                         39.67%                      39.63%
 30.00%
 20.00%          22.75%                21.59%
 10.00%                                       14.64%
  0.00%     1.20%         0.02%                                            0.22%
                                                                   -5.01%
-10.00%                                             -10.66%
-20.00%
            1992   1993   1994   1995   1996   1997   1998   1999   2000   2001


The Fund's year-to-date total return through June 30, 2002 was +/-__.__%.

For period shown in bar chart:
Best quarter: 4th quarter 1999, +44.22%
Worst quarter: 3rd quarter 1998, -23.91%

The Fund


UNDERSTANDING PERFORMANCE

CALENDAR YEAR TOTAL RETURNS show the Fund's Class Z share performance for each of the last ten complete calendar years. They include the effects of Fund expenses.

AVERAGE ANNUAL TOTAL RETURNS are a measure of the Fund's average performance over the past one-year, five-year and ten-year periods. They include the effects of Fund expenses.

The Fund's returns are compared to the Russell 2000 Index, an unmanaged index that tracks the performance of the 2,000 smallest of the 3,000 largest U.S. companies, based on market capitalization. Unlike the Fund, indices are not investments, do not incur fees, expenses or taxes and are not professionally managed.


After-tax returns are calculated using the historical highest individual federal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and may not be relevant to investors who hold Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

AVERAGE ANNUAL TOTAL RETURNS -- FOR PERIODS ENDED DECEMBER 31, 2001(1)

                               INCEPTION
                                  DATE        1 YEAR       5 YEARS      10 YEARS
                               ---------      ------       -------      --------
Class Z (%)                    12/30/91
   Return Before Taxes                        [0.22]       [6.37]        [11.13]
   Return After Taxes on
      Distributions                           [0.22]       [5.08]         [9.95]
   Return After Taxes on
      Distributions and Sale
      of Fund Shares                          [0.13]       [5.02]         [9.20]

Russell 2000 Index (%)            N/A          2.49          7.52          11.51

(1) [The returns shown include returns of Trust shares of the Galaxy Small Company Equity Fund, the predecessor to the Fund (the "Galaxy Fund"), for periods prior to [date of this prospectus].]

The Fund


UNDERSTANDING EXPENSES

ANNUAL FUND OPERATING EXPENSES are paid by the Fund. They include management and administration fees and other administrative costs including pricing and custody services.

EXAMPLE EXPENSES help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. The table does not take into account any expense reduction arrangements discussed in the footnotes to the Annual Fund Operating Expenses table. It uses the following hypothetical conditions:

o    $10,000 initial investment

o    5% total return for each year

o    Fund operating expenses remain the same

o    Assumes reinvestment of all dividends and distributions


YOUR EXPENSES

Expenses are one of several factors to consider before you invest in a mutual fund. The tables below describe the fees and expenses you may pay when you buy, hold and sell shares of the Fund.


Shareholder Fees (2) (paid directly from your investment)

Maximum sales charge (load) on purchases (%)
(as a percentage of the offering price)                          0.00

Maximum deferred sales charge (load) on
redemptions (%) (as a percentage of the
lesser of purchase price or redemption price)                    0.00

Redemption fee (%) (as a percentage of
amount redeemed, if applicable)                                   (3)


Annual Fund Operating Expenses (deducted directly from Fund assets)

Management fee (%)                                              [0.75]

Distribution and service (12b-1) fees (%)                        0.00

Other expenses (%)                                              [0.28]

Total annual fund operating expenses (%)                        [1.03]


Example Expenses (your actual costs may be higher or lower)

1 YEAR                      3 YEARS              5 YEARS              10 YEARS
------                      -------              -------              --------
$[105]                      $[328]               $[569]               $[1,259]


(2) A $10 annual fee is deducted from accounts of less than $1,000 and paid to the transfer agent.


(3)  There is a $7.50 charge for wiring sale proceeds to your bank.

YOUR ACCOUNT


HOW TO BUY SHARES

Your financial advisor can help you establish an appropriate investment portfolio, buy shares and monitor your investments. When the Fund receives your purchase request in "good form," your shares will be bought at the next calculated price. "Good form" means that you placed your order with your brokerage firm or your payment has been received and your application is complete, including all necessary signatures.


Outlined Below Are The Various Options For Buying Shares:


METHOD                  INSTRUCTIONS
------                  ------------
Through your            Your financial advisor can help you establish your
financial advisor       account and buy Fund shares on your behalf. To receive
                        the current trading day's price, your financial advisor firm must receive your request prior to the close of the New York Stock Exchange (NYSE), usually 4:00 p.m.
                        Eastern time. Your financial advisor may charge you fees for executing the purchase for you.

By check                For new accounts send a completed application and check
(new account)           made payable to the Fund to the transfer agent, Liberty
                        Funds Services, Inc., P.O. Box 8081, Boston, MA
                        02266-8081.

By check                For existing accounts fill out and return the additional
(existing account)      investment stub included in your quarterly statement, or
                        send a letter of instruction including your Fund name and account number with a check made payable to the Fund to Liberty Funds Services, Inc., P.O. Box 8081, Boston,
                        MA 02266-8081.

By exchange             You or your financial advisor may acquire shares for
                        your account by exchanging shares you own in one fund for shares of the same class or Class A of the Fund at no additional cost. There may be an additional charge if exchanging from a money market fund. To exchange by telephone, call 1-800-422-3737.

By wire You may purchase shares by wiring money from your bank account to your Fund account. To wire funds to your Fund account, call 1-800-422-3737 to obtain a control number and the wiring instructions.

By electronic funds     You may purchase shares by electronically transferring
transfer                money from your bank account to your Fund account by
                        calling 1-800-422-3737. An electronic funds transfer may take up to two business days to settle and be considered in "good form." You must set up this feature prior to your telephone request. Be sure to complete the appropriate section of the application.

Automatic               You can make monthly or quarterly investments
investment plan         automatically from your bank account to your Fund
                        account. You can select a pre-authorized amount to be sent via electronic funds transfer. Be sure to complete the appropriate section of the application for this feature.

Automated dollar        You can purchase shares for your account by exchanging
cost averaging          $100 or more each month from another fund for shares of
                        the same class of the Fund at no additional cost. You must have a current balance of at least $5,000 in the fund the money is coming from. The designated amount will be exchanged on the third Tuesday of each month.
                        Exchanges will continue so long as your fund balance is sufficient to complete the transfers. You may terminate your program or change the amount of the exchange
                        (subject to the $100 minimum) by calling 1-800-422-3737.
                        Be sure to complete the appropriate section of the account application for this feature.

By dividend             You may automatically invest dividends distributed by
diversification         another fund into the same class of shares of the Fund
                        at no additional sales charge. To invest your dividends in the Fund, call 1-800-345-6611.

Your Account


ELIGIBLE INVESTORS

Only Eligible Investors may purchase Class Z shares of the Fund, directly or by exchange. The Eligible Investors described below are subject to different minimum initial investment requirements. Eligible Investors and their applicable investment minimums are as follows:

$1,000 minimum initial investment

o any shareholder of a Columbia Fund (i) whose shares were redesignated as Class Z shares and (ii) who has since then continued to own shares of any funds distributed by Liberty Funds Distributor, Inc.;

o any shareholder of a Stein Roe Fund (i) whose shares were redesignated as Class Z shares or who received Class Z shares of another fund distributed by Liberty Funds Distributor, Inc. in exchange for his or her shares in the Stein Roe Fund in connection with a reorganization involving such Stein Roe Fund and the other fund, and (ii) who has since then continued to own shares of any funds distributed by Liberty Funds Distributor, Inc.;

o any shareholder (or family member of such shareholder) who owned shares of any of the funds of Liberty Acorn Trust on September 29, 2000 (when all of the then outstanding shares of Liberty Acorn Trust were re-designated Class Z shares) and who has since then continued to own shares of any funds distributed by Liberty Funds Distributor, Inc.;

o any trustee of Liberty Acorn Trust, any employee of Liberty Wanger Asset Management, L.P., or a member of the family of such trustee or employee; and

o any person or entity listed in the account registration for any account (such as joint owners, trustees, custodians and designated beneficiaries) that held shares of any of the funds of Liberty Acorn Trust on September 29, 2000 and that has since then continued to own shares of any fund distributed by Liberty Funds Distributor, Inc.

$100,000 minimum initial investment

o clients of broker-dealers or registered investment advisors that both recommend the purchase of Fund shares and charge such clients an asset-based fee;

o any insurance company, trust company or bank purchasing shares for its own account;

o    any endowment, investment company or foundation; and

o clients of investment advisory affiliates of the distributor provided that the clients meet certain criteria established by the distributor and its affiliates.

Your Account


No minimum initial investment

o a retirement plan (or the custodian for such plan) with aggregate plan assets of at least $5 million at the time of purchase and which purchases shares directly from the distributor or through a third-party broker-dealer;

o any person investing all or part of the proceeds of a distribution, rollover or transfer of assets into a Liberty Individual Retirement Account, from any deferred compensation plan which was a shareholder of any of the funds of Liberty Acorn Trust on September 29, 2000, in which the investor was a participant and through which the investor invested in one or more of the funds of Liberty Acorn Trust immediately prior to the distribution, transfer or rollover; and

o clients of the distributor's banking affiliate that meet certain wealth management criteria.

The Fund reserves the right to change the criteria for eligible investors and these investment minimums. No minimum investment applies to accounts participating in the automatic investment plan. The Fund also reserves the right to refuse a purchase order for any reason, including if it believes that doing so would be in the best interest of the Fund and its shareholders.


SALES CHARGES

Your purchases of Class Z shares are at net asset value, which is the value of a Class Z share excluding any sales charge. Class Z shares are not subject to an initial sales charge when purchased or a contingent deferred sales charge when sold.


HOW TO EXCHANGE SHARES

You may exchange your shares for Class Z or Class A shares of another fund distributed by Liberty Funds Distributor, Inc. at net asset value. Unless your account is part of a tax-deferred retirement plan, an exchange is a taxable event, and you may realize a gain or a loss for tax purposes. The Fund may terminate your exchange privilege if the advisor determines that your exchange activity is likely to adversely impact its ability to manage the Fund. To exchange by telephone, call 1-800-422-3737.


HOW TO SELL SHARES

Your financial advisor can help you determine if and when you should sell your shares. You may sell shares of the Fund on any regular business day that the NYSE is open.

When the Fund receives your sales request in "good form," shares will be sold at the next calculated price. "Good form" means that money used to purchase your shares is fully collected. When selling shares by letter of instruction, "good form" also means (i) your letter has complete instructions, the proper signatures and signature guarantees, and (ii) any other required documents are attached. For additional documents required for sales by corporations, agents, fiduciaries and surviving joint owners, please call

Your Account


1-800-345-6611. Retirement plan accounts have special requirements; please call 1-800-799-7526 for more information.

The Fund will generally send proceeds from the sale to you within seven days (usually on the next business day after your request is received in "good form"). However, if you purchased your shares by check, the Fund may delay sending the proceeds from the sale of your shares for up to 15 days after your purchase to protect against checks that are returned. No interest will be paid on uncashed redemption checks. Redemption proceeds may be paid in securities, rather than in cash, under certain circumstances. For more information, see the paragraph "Non Cash Redemptions" under the section "How to Sell Shares" in the Statement of Additional Information.


OUTLINED BELOW ARE THE VARIOUS OPTIONS FOR SELLING SHARES:

METHOD                 INSTRUCTIONS
------                 ------------
Through your            You may call your financial advisor to place your sell
financial advisor       order. To receive the current trading day's price, your
                        financial advisor firm must receive your request prior to the close of regular trading on the NYSE, usually
                        4:00 p.m. Eastern time. Your financial advisor may charge you fees for executing a redemption for you.

By exchange             You or your financial advisor may sell shares by
                        exchanging from the Fund into Class Z shares or Class A shares of another fund at no additional cost. To exchange by telephone, call 1-800-422-3737.

By telephone            You or your financial advisor may sell shares by
                        telephone and request that a check be sent to your address of record by calling 1-800-422-3737, unless you have notified the Fund of an address change within the previous 30 days. The dollar limit for telephone sales is $100,000 in a 30-day period. You do not need to set up this feature in advance of your call. Certain restrictions apply to retirement accounts. For details, call 1-800-345-6611.

By mail You may send a signed letter of instruction to the address below. In your letter of instruction, note the Fund's name, share class, account number, and the dollar value or number of shares you wish to sell. All account owners must sign the letter, and signatures must be guaranteed by either a bank, a member firm of a national stock exchange or another eligible guarantor institution. Additional documentation is required for sales by corporations, agents, fiduciaries, surviving joint owners and individual retirement account owners. For details, call 1-800-345-6611.

                        Mail your letter of instruction to Liberty Funds Services, Inc., P.O. Box 8081, Boston, MA 02266-8081.

By wire You may sell shares and request that the proceeds be wired to your bank. You must set up this feature prior to your telephone request. Be sure to complete the appropriate section of the account application for this feature.

By systematic           You may automatically sell a specified dollar amount or
withdrawal plan         percentage of your account on a monthly, quarterly or
                        semi-annual basis and have the proceeds sent to you if your account balance is at least $5,000. All dividend and capital gains distributions must be reinvested. Be sure to complete the appropriate section of the account application for this feature.

By electronic           You may sell shares and request that the proceeds be
funds transfer          electronically transferred to your bank. Proceeds may
                        take up to two business days to be received by your bank. You must set up this feature prior to your request. Be sure to complete the appropriate section of the account application for this feature.

Your Account


FUND POLICY ON TRADING OF FUND SHARES

The Fund does not permit short-term or excessive trading in its shares. Excessive purchases, redemptions or exchanges of Fund shares disrupt portfolio management and increase Fund expenses. In order to promote the best interests of the Fund, the Fund reserves the right to reject any purchase order or exchange request, particularly from market timers or investors who, in the advisor's opinion, have a pattern of short-term or excessive trading or whose trading has been or may be disruptive to the Fund. The fund into which you would like to exchange also may reject your request.


OTHER INFORMATION ABOUT YOUR ACCOUNT

HOW THE FUND'S SHARE PRICE IS DETERMINED The price of the Fund's Class Z shares is based on its net asset value. The net asset value is determined at the close of regular trading on the NYSE, usually 4:00 p.m. Eastern time, on each business day that the NYSE is open (typically Monday through Friday).

When you request a transaction, it will be processed at the net asset value next determined after your request is received in "good form" by the distributor. In most cases, in order to receive that day's price, the distributor must receive your order before that day's transactions are processed. If you request a transaction through your financial advisor firm, the firm must receive your order by the close of trading on the NYSE to receive that day's price.

The Fund determines its net asset value for its Class Z shares by dividing total net assets attributable to Class Z shares by the number of outstanding Class Z shares. In determining the net asset value, the Fund must determine the price of each security in its portfolio at the close of each trading day. Because the Fund holds securities that are traded on foreign exchanges, the value of the Fund's securities may change on days when shareholders will not be able to buy or sell Fund shares. This will affect the Fund's net asset value on the day it is next determined. Securities for which market quotations are available are valued each day at the current market value. However, where market quotations are unavailable, or when the advisor believes that subsequent events have made them unreliable, the Fund may use other data to determine the fair value of the securities.

You can find the daily prices of some share classes for the Fund in most major daily newspapers under the caption "Liberty." You can find daily prices for all share classes by visiting the Fund's web site at www.libertyfunds.com.

ACCOUNT FEES If your account value falls below $1,000 (other than as a result of depreciation in share value) you may be subject to an annual account fee of $10. This fee is deducted from the account in June each year. Approximately 60 days prior to the fee date, the Fund's transfer agent will send you written notification of the upcoming fee. If you add money to your account and bring the value above $1,000 prior to the fee date, the fee will not be deducted.

SHARE CERTIFICATES Share certificates are not available for Class Z shares.

Your Account

DIVIDENDS, DISTRIBUTIONS AND TAXES The Fund has the potential to make the following distributions:

UNDERSTANDING FUND DISTRIBUTIONS

The Fund earns income from the securities it holds. The Fund also may realize capital gains or losses on sales of its securities. The Fund distributes substantially all of its net investment income and capital gains to shareholders. As a shareholder, you are entitled to a portion of the Fund's income and capital gains, generally based on the number of shares you own at the time these distributions are declared.

Types of Distributions

Dividends               Represents interest and dividends earned from securities
                        held by the Fund, net of expenses incurred by the Fund.

Capital gains           Represents net long-term capital gains on sales of
                        securities held for more than 12 months and net short-term capital gains, which are gains on sales of securities held for a 12-month period or less.


DISTRIBUTION OPTIONS The Fund distributes dividends quarterly and any capital gains (including short-term capital gains) at least annually. You can choose one of the options listed in the table below for these distributions when you open your account. To change your distribution option, call 1-800-345-6611.

If you do not indicate on your application or at the time your account is established your preference for handling distributions, the Fund will automatically reinvest all distributions in additional shares of the Fund.


Distribution Options

Reinvest all distributions in additional shares of your current fund

Reinvest all distributions in shares of another fund

Receive dividends in cash (see options below) and reinvest capital gains

Receive all distributions in cash (with one of the following options):

o    send the check to your address of record

o    send the check to a third party address

o    transfer the money to your bank via electronic funds transfer


Distributions of $10 or less will automatically be reinvested in additional Fund shares. If you elect to receive distributions by check and the check is returned as undeliverable, or if you do not cash a distribution check within six months of the check date, the distribution will be reinvested in additional shares of the Fund. All subsequent distributions will be reinvested.

Your Account


TAX CONSEQUENCES Unless you are an entity exempt from income taxes, regardless of whether you receive your distributions in cash or reinvest them in additional Fund shares, all Fund distributions are subject to federal income tax. Depending on the state where you live, distributions may also be subject to state and local income taxes.

In general, any distributions of dividends, interest and short-term capital gains are taxable as ordinary income. Distributions of long-term capital gains are generally taxable as such, regardless of how long you have held your Fund shares. You will be provided with information each year regarding the amount of ordinary income and capital gains distributed to you for the previous year and any portion of your distribution which is exempt from state and local taxes. Your investment in the Fund may have additional personal tax implications. Please consult your tax advisor about foreign, federal, state, local or other applicable tax laws.

In addition to the dividends and capital gains distributions made by the Fund, you may realize a capital gain or loss when selling and exchanging shares of the Fund. Such transactions may also be subject to federal, state and local income tax.

MANAGING THE FUND

INVESTMENT ADVISOR

Fleet Investment Advisors Inc. (Fleet), located at 100 Federal Street, Boston, Massachusetts 02110, is the Fund's investment advisor. In its duties as investment advisor, Fleet runs the Fund's day-to-day business, including placing all orders for the purchase and sale of the Fund's portfolio securities. Fleet has been an investment advisor since 1984. Fleet also provides investment management and advisory services to individual and institutional clients. As of December 31, 2001, Fleet managed over $166 billion in assets.

For the fiscal year or period ended October 31, 2001, aggregate advisory fees paid to Fleet by the Fund amounted to 0.75% of average daily net assets of the Fund.


PORTFOLIO MANAGER

Stephen D. Barbaro, CFA, a Senior Vice President of Fleet, is the manager for the Fund and has managed the Fund, including its predecessors, since it commenced operations in 1991. Mr. Barbaro has been with Fleet and its predecessors since 1976.

Financial Highlights

The financial highlights table is intended to help you understand the Fund's Class Z financial performance. Information is shown for the last five fiscal years, which run from November 1 to October 31. The information shown is that of Trust shares of the Galaxy Fund. Certain information reflects financial results for a single Class Z share. The total returns in the table represent the rate that you would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information is included in the Fund's financial statements which, for the fiscal years ended on or after October 31, 1999, have been audited by Ernst & Young LLP, independent auditors, whose report, along with the Fund's financial statements, is included in the Fund's annual report. The information for periods ended on or prior to October 31, 1998 has been audited by [other/Galaxy's former] independent auditors, whose report expressed an unqualified opinion on those financial statements and highlights. You can request a free annual report by calling 1-800-426-3750.


The Fund

                                                                 Year ended October 31,
                                            -----------------------------------------------------------------
                                               2001          2000         1999           1998         1997
                                             Class Z       Class Z      Class Z        Class Z      Class Z
                                            ---------     ---------    ---------      ---------     ---------
Net asset value --
Beginning of period ($)                        [22.48]       [16.13]      [13.96]        [21.32]       [20.20]

INCOME FROM INVESTMENT OPERATIONS ($):
Net investment income (loss) (a)              [(0.10)]      [(0.12)]     [(0.16)]       [(0.14)]      [(0.11)]
Net realized and unrealized gain (loss)       [(3.35)]        [6.47]       [2.33]       [(4.96)]        [3.61]
Total from Investment Operations              [(3.45)]        [6.35]       [2.17]       [(5.10)]        [3.50]

LESS DISTRIBUTIONS DECLARED
TO SHAREHOLDERS ($):
From [net realized capital gains]             [(3.40)]          [--]         [--]       [(2.26)]      [(2.38)]
In excess of [net realized capital gains]         [--](b)       [--]         [--]           [--]          [--]
Total Distributions
Declared to Shareholders                      [(3.40)]          [--]         [--]       [(2.26)]      [(2.38)]
Net asset value --
End of period ($)                              [15.63]       [22.48]      [16.13]        [13.96]       [21.32]
Total return (%) (c)                         [(16.63)]       [39.43]      [15.54]      [(26.00)]       [19.59]

RATIOS TO AVERAGE NET ASSETS (%):
Expenses (excluding reimbursement/waiver)       [1.03]        [1.03]       [1.12]         [1.09]        [1.12]
Net investment income                         [(0.52)]      [(0.58)]     [(1.00)]       [(0.76)]      [(0.65)]
Waiver/reimbursement (op. exp.
including waiver)                               [1.03]        [1.03]       [1.12]         [1.09]        [1.09]
Portfolio turnover rate (%)                       [75]          [91]        [105]           [78]          [69]
Net assets, end of period (000's) ($)        [318,414]     [422,579]    [233,326]      [222,675]     [310,751]

(a) Net investment (loss) per share before reimbursement/waiver of fees by the advisor and/or its affiliates and/or the administrator for Class Z shares for the years ended October 31, 2001, 2000, 1999, 1998 and 1997 were $(0.10), $(0.12), $(0.16), $(0.14) and $(0.11), respectively.

(b) Dividends in excess of net realized capital gains per share were less than $0.005.

(c)  [Total return at net asset value assuming all distributions reinvested].

                                      Notes

                                     Notes

FOR MORE INFORMATION

Additional information about the Fund's investments will be published in the Fund's semi-annual and annual reports to shareholders. The annual report will contain a discussion of the market conditions and investment strategies that significantly affected the Fund's performance over its last fiscal year.

You may wish to read the Statement of Additional Information for more information on the Fund and the securities in which it invests. The Statement of Additional Information is incorporated into this prospectus by reference, which means that it is considered to be part of this prospectus.

You can get free copies of reports and the Statement of Additional Information, request other information and discuss your questions about the Fund by writing or calling the Fund's distributor at:

Liberty Funds Distributor, Inc.
One Financial Center
Boston, MA 02111-2621
1-800-426-3750
www.libertyfunds.com

Text-only versions of all Fund documents can be viewed online or downloaded from the EDGAR database on the Securities and Exchange Commission internet site at WWW.SEC.GOV.

You can review and copy information about the Fund by visiting the following location, and you can obtain copies, upon payment of a duplicating fee by electronic request at the E-mail address publicinfo@sec.gov or by writing the:

Public Reference Room
Securities and Exchange Commission
Washington, DC 20549-0102

Information on the operation of the Public Reference Room may be obtained by calling 1-202-942-8090.


INVESTMENT COMPANY ACT FILE NUMBER:

Liberty-Stein Roe Funds Investment Trust: 811-4978

o Liberty Small Company Equity Fund (formerly named Galaxy Small Company Equity Fund)

--------------------------------------------------------------------------------

                [LIBERTYFUNDS LOGO]

                        A Member of Columbia Management Group

                        (C) 2002 Liberty Funds Distributor, Inc.
                        A Member of Columbia Management Group
                        One Financial Center, Boston, MA 02111-2621
       [Job Code]       800-426-3750 www.libertyfunds.com

LIBERTY SMALL COMPANY EQUITY FUND           PROSPECTUS, __________________, 2002

CLASS T AND G SHARES

Advised by Fleet Investment Advisors Inc.





Class T and G shares are sold only to investors who received (and who have continuously held) Class T or G shares in connection with the merger of certain Galaxy Funds into various Liberty Funds.

Although these securities have been registered with the Securities and Exchange Commission, the Commission has not approved or disapproved any shares offered in this prospectus or determined whether this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.


                               TABLE OF CONTENTS

THE FUND ..................................................................   XX
Investment Goal ...........................................................   xx
Principal Investment Strategies ...........................................   xx
Principal Investment Risks ................................................   xx
Performance History .......................................................   xx
Your Expenses .............................................................   xx

YOUR ACCOUNT ..............................................................   XX
How to Buy Shares .........................................................   xx
Sales Charges .............................................................   xx
How to Exchange Shares ....................................................   xx
How to Sell Shares ........................................................   xx
Fund Policy on Trading of Fund Shares .....................................   xx
Distribution and Service Fees .............................................   xx
Other Information About Your Account ......................................   xx

MANAGING THE FUND .........................................................   XX
Investment Advisor ........................................................   xx
Portfolio Manager .........................................................   xx

FINANCIAL HIGHLIGHTS ......................................................   XX


Not FDIC insured

May Lose Value

No Bank Guarantee

THE FUND

INVESTMENT GOAL

The Fund seeks capital appreciation.


PRINCIPAL INVESTMENT STRATEGIES

Under normal circumstances, the Fund invests at least 80% of its net assets plus any borrowings for investment purposes in the equity securities, primarily common stocks, of small companies that have market capitalizations of $1.5 billion or less. The Fund invests primarily in the common stock of U.S. companies, but may invest up to 20% of its total assets in foreign equity securities.

In selecting investments for the Fund, the Fund's investment advisor looks for promising industries. It then looks within those industries for what are judged to be reasonably priced companies that have above-average growth potential. The advisor consults a wide range of sources, including management, competitors, other industry sources and regional brokerage analysts.

The Fund will sell a portfolio security when, as a result of changes in the economy, the advisor believes that holding the security is no longer consistent with the Fund's investment objective. A security may also be sold as a result of a deterioration in the performance of the security or in the financial condition of the issuer of the security.

At times, the advisor may determine that adverse market conditions make it desirable to suspend temporarily the Fund's normal investment activities. During such times, the Fund may, but is not required to, invest in cash or high-quality, short-term debt securities, without limit. Taking a temporary defensive position may prevent the Fund from achieving its investment goal.

In seeking to achieve its investment goal, the Fund may invest in various types of securities and engage in various investment techniques which are not the principal focus of the Fund and, therefore, are not described in this prospectus. These types of securities and investment practices are identified and discussed in the Fund's Statement of Additional Information, which you may obtain free of charge (see back cover). Approval by the Fund's shareholders is not required to modify or change the Fund's investment goal or investment strategies.

As part of its investment strategy, the Fund may buy and sell securities frequently. Frequent trading of investments usually increases the chance that the Fund will pay investors short-term capital gains (which are taxable at higher rates than long-term capital gains). Frequent trading could also mean higher brokerage commissions and other transaction costs, which could reduce the Fund's returns.

The Fund


PRINCIPAL INVESTMENT RISKS

The principal risks of investing in the Fund are described below. There are many circumstances (including additional risks that are not described here) which could prevent the Fund from achieving its investment goal. You may lose money by investing in the Fund.

Management risk means that the advisor's stock selections and other investment decisions might produce losses or cause the Fund to underperform when compared to other funds with a similar investment goal. Market risk means that security prices in a market, sector or industry may fall, reducing the value of your investment. Because of management and market risk, there is no guarantee that the Fund will achieve its investment goal or perform favorably compared with comparable funds.

Since it purchases equity securities, the Fund is subject to equity risk. This is the risk that stock prices will fall over short or extended periods of time. Although the stock market has historically outperformed other asset classes over the long term, the equity market tends to move in cycles. Individual stock prices may fluctuate drastically from day-to-day and may underperform other asset classes over an extended period of time. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These price movements may result from factors affecting individual companies, industries or the securities market as a whole.

Foreign securities are subject to special risks. Foreign markets can be extremely volatile. Fluctuations in currency exchange rates may impact the value of foreign securities without a change in the intrinsic value of those securities. The liquidity of foreign securities may be more limited than domestic securities, which means that the Fund may, at times, be unable to sell foreign securities at desirable prices. Brokerage commissions, custodial fees and other fees are generally higher for foreign investments. The Fund may have limited legal recourse in the event of default with respect to certain debt securities issued by foreign governments. In addition, foreign governments may impose withholding taxes which would reduce the amount of income and capital gains available to distribute to shareholders. Other risks include the following: possible delays in the settlement of transactions or in the notification of income; less publicly available information about companies; the impact of political, social or diplomatic events; possible seizure, expropriation or nationalization of the company or its assets; and possible imposition of currency exchange controls.

Smaller companies are more likely than larger companies to have limited product lines, operating histories, markets or financial resources. They may depend heavily on a small management team. Stocks of smaller companies may trade less frequently, may trade in smaller volumes and may fluctuate more sharply in price than stocks of larger companies. In addition, smaller companies may not be widely followed by the investment community, which can lower the demand for their stocks.

The Fund


An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

The Fund


PERFORMANCE HISTORY

The bar chart below shows changes in the Fund's calendar year total returns for its Class T shares excluding sales charges. The performance table following the bar chart shows how the Fund's average annual returns for Class T and B shares, including sales charges, compare with those of a broad measure of market performance for 1 year, 5 years and 10 years.(1) The chart and table are intended to illustrate some of the risks of investing in the Fund by showing the changes in the Fund's performance. All returns include the reinvestment of dividends and distributions. Performance results include the effect of expense reduction arrangements. If these arrangements had not been in place, the performance results would have been lower. Any expense reduction arrangements may be discontinued at any time. As with all mutual funds, past performance (before and after taxes) does not predict the Fund's future performance. Returns and value of an investment will vary, resulting in a gain or a loss on sale.


Calendar Year Total Returns (Class T)(1)


 50.00%

 40.00%
                              38.80%                      38.93%
 30.00%

 20.00%          22.75%               20.84%
                                             14.37%
 10.00%

  0.00%    1.20%        -0.06%                                           -0.12%
                                                                  -5.49%
-10.00%                                            -10.34%

-20.00%
           1992   1993   1994   1995   1996   1997   1998   1999   2000   2001



The Fund's year-to-date total return through June 30, 2002 was +/-__.__%.

For period shown in bar chart:
Best quarter: 4th quarter 1998, +27.15%
Worst quarter: 3rd quarter 2001, -16.34%

The Fund


UNDERSTANDING PERFORMANCE

CALENDAR YEAR TOTAL RETURNS show the Fund's Class T share performance for each of the last ten complete calendar years. They include the effects of Fund expenses, but not the effects of sales charges. If sales charges were included, these returns would be lower.

AVERAGE ANNUAL TOTAL RETURNS are a measure of the Fund's average performance over the past one-year, five-year and ten-year periods. They include the effects of Fund expenses. The table shows the returns of each share class and includes the effects of current sales charges.

The Fund's returns are compared to the Russell 2000 Index, an unmanaged index that tracks the performance of the 2,000 smallest of the 3,000 largest U.S. companies, based on market capitalization. Unlike the Fund, indices are not investments, do not incur fees, expenses or taxes and are not professionally managed.


After-tax returns are calculated using the historical highest individual federal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and may not be relevant to investors who hold Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.


Average Annual Total Returns -- for periods ended December 31, 2001(1)

                                INCEPTION
                                   DATE        1 YEAR       5 YEARS    10 YEARS
                                ---------      -------      -------    --------
Class T (%)                     12/30/91
   Return Before Taxes                         [-5.87]      [4.68]      [10.10]
   Return After Taxes on
      Distributions                            [-5.87]      [3.38]       [8.93]
   Return After Taxes on
      Distributions and Sale
      of Fund Shares                           [-3.57]      [3.63]       [8.30]

Class G (%)                      3/4/96
   Return Before Taxes                         [-5.91]      [4.73]       [    ]
   Return After Taxes on
      Distributions                             __.__       __.__        __.__
   Return After Taxes on
      Distributions and Sale
      of Fund Shares                            __.__       __.__        __.__

Russell 2000 Index (%)            N/A            2.49        7.52        11.51

(1) The returns shown include returns of Retail A shares (for Class T shares) and Retail B shares (for Class G shares) of the Galaxy Small Company Equity Fund, the predecessor to the Fund (the "Galaxy Fund"), for periods prior to [date of this prospectus.] [The returns shown for Class G shares also include the returns of Retail A shares for periods prior to the inception of Retail B shares of the Galaxy Fund. These returns have not been restated to reflect any differences in expenses (such as Rule 12b-1 fees) between Retail A shares and Class G (Retail B) shares. If differences in expenses had been reflected, the returns shown for periods prior to the inception of Retail B shares of the Galaxy Fund would have been [lower].]

The Fund


UNDERSTANDING EXPENSES

SALES CHARGES are paid directly by shareholders to Liberty Funds Distributor, Inc., the Fund's distributor.

ANNUAL FUND OPERATING EXPENSES are paid by the Fund. They include management fees, 12b-1 fees, shareholder service fees and other administrative costs including pricing and custody services.

EXAMPLE EXPENSES help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. The table does not take into account any expense reduction arrangements discussed in the footnotes to the Annual Fund Operating Expenses table. It uses the following hypothetical conditions:

o    $10,000 initial investment

o    5% total return for each year

o    Fund operating expenses remain the same

o    Assumes reinvestment of all dividends and distributions

o Assumes Class G shares corresponding to Retail B shares of the Galaxy Fund purchased prior to January 1, 2001 convert to Class T shares after six years, and those corresponding to Retail B shares of the Galaxy Fund purchased on or after January 1, 2001 convert to Class T shares after eight years


YOUR EXPENSES

Expenses are one of several factors to consider before you invest in a mutual fund. The tables below describe the fees and expenses you may pay when you buy, hold and sell shares of the Fund.


Shareholder Fees(2) (paid directly from your investment)

                                                     CLASS T       CLASS G
                                                     -------       -------
Maximum sales charge (load) on purchases (%)
(as a percentage of the offering price)               [5.75]        [0.00]

Maximum deferred sales charge (load) on
redemptions (%) (as a percentage of the
lesser of purchase price or redemption price)          1.00(3)      [5.00]

Redemption fee (%) (as a percentage of
amount redeemed, if applicable)                         (4)           (4)


Annual Fund Operating Expenses (deducted directly from fund assets)

                                                     CLASS T       CLASS G
                                                     -------       -------

Management fee (%)                                    [0.75]        [0.75]

Distribution and service (12b-1) fees (%)             [0.00]        [0.95](5)

Other expenses (%)                                    [0.67]        [0.55]

Total annual fund operating expenses (%)              [1.42]        [2.25]


Example Expenses (your actual costs may be higher or lower)

CLASS                                      1 YEAR   3 YEARS   5 YEARS   10 YEARS
-----                                      ------   -------   -------   --------

Class T                                    $[711]   $  [998]  $[1,307]  $[2,179]

Class G: did not sell your shares
         (shares purchased prior to
         January 1, 2001)                  $[228]   $  [703]  $[1,205]  $[2,184]

         did not sell your shares
         (shares purchased on or after
         January 1, 2001)                  $[228]   $  [703]  $[1,205]  $[2,376]

         sold all your shares at
         the end of the period (shares
         purchased prior to January 1,
         2001)                             $[728]   $[1,003]  $[1,405]  $[2,184]

         sold all your shares at
         the end of the period (shares
         purchased on or after January 1,
         2001)                             $[728]   $[1,103]  $[1,505]  $[2,376]

(2) A $10 annual fee is deducted from accounts of less than $1,000 and paid to the transfer agent.

(3) This charge applies only to certain Class T shares bought without an initial sales charge that are sold within 12 months of purchase, unless the shares were sold because of the death or the post-purchase disability of the shareholder or withdrawn through Liberty's Systematic Withdrawal Plan in an amount that does not exceed 12% of the account's value.

(4)  There is a $7.50 charge for wiring sale proceeds to your bank.

(5) The Fund may pay distribution and service (12b-1) fees up to a maximum of 1.15% of the Fund's average daily net assets attributable to Class G shares (comprised of up to 0.65% for distribution services, up to 0.25% for shareholder liaison services and up to 0.25% for administrative support services), but will limit such fees to an aggregate fee of not more than 0.95% during the current fiscal year.

YOUR ACCOUNT


INVESTMENT MINIMUMS

[Initial Investment................. $1,000]
Subsequent Investments.............. $   50
Automatic Investment Plan*.......... $   50
Retirement Plan*.................... $   25

* The initial investment minimum of $1,000 is waived on these plans.


The Fund reserves the right to change these investment minimums. The Fund also reserves the right to refuse a purchase order for any reason, including if it believes that doing so would be in the best interest of the Fund and its shareholders.


HOW TO BUY SHARES

Your financial advisor can help you establish an appropriate investment portfolio, buy shares and monitor your investments. When the Fund receives your purchase request in "good form," your shares will be bought at the next calculated public offering price. "Good form" means that you placed your order with your brokerage firm or your payment has been received and your application is complete, including all necessary signatures.


Outlined below are the various options for buying shares:

METHOD                  INSTRUCTIONS
------                  ------------
Through your            Your financial advisor can help you establish your
financial advisor       account and buy Fund shares on your behalf. To receive
                        the current trading day's price, your financial advisor firm must receive your request prior to the close of the New York Stock Exchange (NYSE), usually 4:00 p.m.
                        Eastern time. Your financial advisor may charge you fees for executing the purchase for you.

By check                For existing accounts fill out and return the additional
(existing account)      investment stub included in your quarterly statement, or
                        send a letter of instruction including your Fund name and account number with a check made payable to the Fund to Liberty Funds Services, Inc., P.O. Box 8081, Boston,
                        MA 02266-8081.

By exchange             You or your financial advisor may acquire shares for
                        your account by exchanging shares you own in one fund for shares of the same class of the Fund at no additional cost. There may be an additional charge if exchanging from a money market fund. To exchange by telephone, call 1-800-422-3737.

By wire You may purchase shares by wiring money from your bank account to your Fund account. To wire funds to your Fund account, call 1-800-422-3737 to obtain a control number and the wiring instructions.

By electronic funds     You may purchase shares by electronically transferring
transfer                money from your bank account to your Fund account by
                        calling 1-800-422-3737. An electronic funds transfer may take up to two business days to settle and be considered in "good form." You must set up this feature prior to your telephone request. Be sure to complete the appropriate section of the application.

Automatic               You can make monthly or quarterly investments
investment plan         automatically from your bank account to your Fund
                        account. You can select a pre-authorized amount to be sent via electronic funds transfer. Be sure to complete the appropriate section of the application for this feature.

Automated dollar        You can purchase shares for your account by exchanging
cost averaging          $100 or more each month from another fund for shares of
                        the same class of the Fund at no additional cost. You must have a current balance of at least $5,000 in the fund the money is coming from. The designated amount will be exchanged on the third Tuesday of each month.
                        Exchanges will continue so long as your fund balance is sufficient to complete the transfers. You may terminate your program or change the amount of the exchange
                        (subject to the $100 minimum) by calling 1-800-422-3737.
                        Be sure to complete the appropriate section of the account application for this feature.

By dividend             You may automatically invest dividends distributed by
diversification         another fund into the same class of shares of the Fund
                        at no additional sales charge. To invest your dividends in the Fund, call 1-800-345-6611.

Your Account


SALES CHARGES

You may be subject to an initial sales charge when you purchase, or a contingent deferred sales charge (CDSC) when you sell, shares of the Fund. These sales charges are described below. In certain circumstances, the sales charge may be waived, as described below and in the Statement of Additional Information.


UNDERSTANDING CONTINGENT DEFERRED SALES CHARGES

Certain investments in Class T and G shares are subject to a CDSC, a sales charge applied at the time you sell your shares. You will pay the CDSC only on shares you sell within a certain amount of time after purchase. The CDSC generally declines each year until there is no charge for selling shares. The CDSC is applied to the net asset value at the time of purchase or sale, whichever is lower. For purposes of calculating the CDSC, the start of the holding period is the [first day/month-end] of the month in which the purchase is made. Shares you purchase with reinvested dividends or capital gains are not subject to a CDSC. In addition, there is no CDSC when Class G shares are sold because of the death or post-purchase disability of a shareholder and in certain other circumstances such as exchanges. Ask your financial adviser or the Fund's distributor, or consult the SAI, for other instances in which the CDSC is waived. When you place an order to sell shares, the Fund will automatically sell first those shares not subject to a CDSC and then those you have held the longest. This policy helps reduce and possibly eliminate the potential impact of the CDSC.

CLASS T SHARES Your purchases of Class T shares are made at the public offering price for these shares. This price includes a sales charge that is based on the amount of your initial investment when you open your account. The sales charge you pay on an additional investment is based on the total amount of your purchase and the current value of your account. A portion of the sales charge is paid as a commission to your financial advisor firm on the sale of Class T shares. The amount of the sales charge differs depending on the amount you invest as shown in the table below.


Class T Sales Charges

                                                                   % OF OFFERING
                                      AS A % OF                       PRICE
                                     THE PUBLIC       AS A %        RETAINED BY
                                      OFFERING       OF YOUR         FINANCIAL
AMOUNT OF PURCHASE                     PRICE        INVESTMENT     ADVISOR FIRM
------------------                   ----------     ----------     -------------
Less than $50,000                      [5.75]         [6.01]            _.__
$50,000 to less than $100,000          [4.50]         [4.71]            _.__
$100,000 to less than $250,000         [3.50]         [3.63]            _.__
$250,000 to less than $500,000         [2.50]         [2.56]            _.__
$500,000 to less than $1,000,000       [2.00]         [2.04]            _.__
$1,000,000 or more                     [0.00]         [0.00]            _.__


Class T shares bought without an initial sales charge in accounts aggregating $1 million or more at the time of purchase are subject to a 1.00% CDSC if the shares are sold within 12 months of the time of purchase, unless the shares were sold because of the death or post-purchase disability of the shareholder or withdrawn through Liberty's Systematic Withdrawal Plan in an amount that does not annually exceed 12% of the account's value. Subsequent Class T share purchases that bring your account value above $1 million are subject to a CDSC if redeemed within 12 months of the date of purchase. The 12-month period begins on the first day of [the month following each purchase]. The CDSC does not apply to retirement plans purchasing through a fee-based program.

There is no sales charge when you buy Class T Shares if:

o    You buy shares by reinvesting your dividends and distributions.

o You buy shares with money from another Liberty Fund on which you have already paid a sales charge (as long as you buy the new shares within 90 days after selling your other shares).

o You are an investment professional who places trades for your clients and charges them a fee.

o You buy shares under an all-inclusive fee program (sometimes called a "wrap fee program") offered by a broker-dealer or other financial institution.

Your Account


o    You were a Galaxy shareholder before December 1, 1995.

o You were shareholder of the Boston 1784 Funds on the date when the Funds were reorganized into Galaxy.

[For Class T share purchases of $1 million or more, financial advisors receive a cumulative commission from the distributor as follows:


Purchases Over $1 Million

AMOUNT PURCHASED                                             COMMISSION %
----------------                                             ------------
First $3 million                                                 1.00
$3 million to less than $5 million                               0.80
$5 million to less than $25 million                              0.50
$25 million or more                                              0.25


The commission to financial advisors for Class T share purchases of $25 million or more is paid over 12 months but only to the extent the shares remain outstanding.

For Class T share purchases by participants in certain group retirement plans offered through a fee-based program, financial advisors receive a 1.00% commission from the distributor on all purchases of less than $3 million.]

REDUCED SALES CHARGES FOR LARGER INVESTMENTS There are two ways for you to pay a lower sales charge when purchasing Class T shares. The first is through Rights of Accumulation. If the combined value of the Fund accounts in all classes maintained by you, your spouse or your minor children reaches a sales charge discount level (according to the chart on the previous page), your next purchase will receive the lower sales charge. The second is by signing a Statement of Intent within 90 days of your purchase. By doing so, you would be able to pay the lower sales charge on all purchases by agreeing to invest a total of at least $50,000 within 13 months. If your Statement of Intent purchases are not completed within 13 months, you will be charged the applicable sales charge on the amount you had invested to that date. In addition, certain investors may purchase shares at a reduced sales charge or net asset value, which is the value of a fund share excluding any sales charges. See the Statement of Additional Information for a description of these situations.

CLASS G SHARES Your purchases of Class G shares are made at Class G's net asset value. Class G shares have no front-end sales charge, but they do carry a CDSC that is imposed only on shares sold prior to elimination of the CDSC as shown in the applicable chart below. The CDSC generally declines each year and eventually disappears over time. The distributor pays your financial advisor firm an up-front commission on sales of Class G shares as described in the charts below.

Your Account


CDSCs for Class G shares received in exchange for Retail B shares of the Galaxy Fund that were purchased prior to January 1, 2001:


CLASS G SALES CHARGES

                                                         % DEDUCTED WHEN
HOLDING PERIOD AFTER PURCHASE                            SHARES ARE SOLD
-----------------------------                            ---------------
Through first year                                            [5.00]
Through second year                                           [4.00]
Through third year                                            [3.00]
Through fourth year                                           [3.00]
Through fifth year                                            [2.00]
Through sixth year                                            [1.00]
Longer than six years                                         [None]


CDSCs for Class G shares received in exchange for Retail B shares of the Galaxy Fund that were purchased on or after January 1, 2001:

                                                         % DEDUCTED WHEN
HOLDING PERIOD AFTER PURCHASE                            SHARES ARE SOLD
-----------------------------                            ---------------
Through first year                                            [5.00]
Through second year                                           [4.00]
Through third year                                            [4.00]
Through fourth year                                           [4.00]
Through fifth year                                            [3.00]
Through sixth year                                            [2.00]
Through the seventh year                                      [1.00]
Longer than seven years                                       [None]


Commission to financial advisors is _.__%.

Class G shares received in exchange for Retail B shares of the Galaxy Fund that were purchased prior to January 1, 2001 will automatically convert to Class T shares six years after purchase. Class G shares received in exchange for Retail B shares of the Galaxy Fund that were purchased on or after January 1, 2001 will automatically convert to Class T shares eight years after purchase.

Your Account


HOW TO EXCHANGE SHARES

You may exchange your Class T shares for Class A or Class T shares, and may exchange your Class G shares for Class B or Class G shares, of another fund distributed by Liberty Funds Distributor, Inc. at net asset value. If your shares are subject to a CDSC, you will not be charged a CDSC upon the exchange. However, when you sell the shares acquired through the exchange, the shares sold may be subject to a CDSC, depending upon when you originally purchased the shares you are exchanging. For purposes of computing the CDSC, the length of time you have owned your shares will be computed from the date of your original purchase and the applicable CDSC will be the CDSC of the original fund. Class T and Class G shares, once exchanged for Class A or Class B shares, may not be further exchanged for Class T or Class G shares. Unless your account is part of a tax-deferred retirement plan, an exchange is a taxable event, and you may realize a gain or a loss for tax purposes. The Fund may terminate your exchange privilege if the advisor determines that your exchange activity is likely to adversely impact its ability to manage the Fund. To exchange by telephone, call 1-800-422-3737.


HOW TO SELL SHARES

Your financial advisor can help you determine if and when you should sell your shares. You may sell shares of the Fund on any regular business day that the NYSE is open.

When the Fund receives your sales request in "good form," shares will be sold at the next calculated price. "Good form" means that money used to purchase your shares is fully collected. When selling shares by letter of instruction, "good form" also means (i) your letter has complete instructions, the proper signatures and signature guarantees, (ii) you have included any certificates for shares to be sold, and (iii) any other required documents are attached. For additional documents required for sales by corporations, agents, fiduciaries and surviving joint owners, please call 1-800-345-6611. Retirement plan accounts have special requirements; please call 1-800-799-7526 for more information.

The Fund will generally send proceeds from the sale to you within seven days (usually on the next business day after your request is received in "good form"). However, if you purchased your shares by check, the Fund may delay sending the proceeds from the sale of your shares for up to 15 days after your purchase to protect against checks that are returned. No interest will be paid on uncashed redemption checks. Redemption proceeds may be paid in securities, rather than in cash, under certain circumstances. For more information, see the paragraph "Non Cash Redemptions" under the section "How to Sell Shares" in the Statement of Additional Information.

Your Account


OUTLINED BELOW ARE THE VARIOUS OPTIONS FOR SELLING SHARES:

METHOD                  INSTRUCTIONS
------                  ------------
Through your            You may call your financial advisor to place your sell
financial advisor       order. To receive the current trading day's price, your
                        financial advisor firm must receive your request prior to the close of regular trading on the NYSE, usually
                        4:00 p.m. Eastern time. Your financial advisor may charge you fees for executing a redemption for you.

By exchange             You or your financial advisor may sell shares by
                        exchanging from the Fund into the same share class of another fund at no additional cost. To exchange by telephone, call 1-800-422-3737.

By telephone            You or your financial advisor may sell shares by
                        telephone and request that a check be sent to your address of record by calling 1-800-422-3737, unless you have notified the Fund of an address change within the previous 30 days. The dollar limit for telephone sales is $100,000 in a 30-day period. You do not need to set up this feature in advance of your call. Certain restrictions apply to retirement accounts. For details, call 1-800-345-6611.

By mail You may send a signed letter of instruction or stock power form along with any share certificates to be sold to the address below. In your letter of instruction, note the Fund's name, share class, account number, and the dollar value or number of shares you wish to sell. All account owners must sign the letter, and signatures must be guaranteed by either a bank, a member firm of a national stock exchange or another eligible guarantor institution. Additional documentation is required for sales by corporations, agents, fiduciaries, surviving joint owners and individual retirement account owners. For details, call 1-800-345-6611.

                        Mail your letter of instruction to Liberty Funds Services, Inc., P.O. Box 8081, Boston, MA 02266-8081.

By wire You may sell shares and request that the proceeds be wired to your bank. You must set up this feature prior to your telephone request. Be sure to complete the appropriate section of the account application for this feature.

By systematic           You may automatically sell a specified dollar amount or
withdrawal plan         percentage of your account on a monthly, quarterly or
                        semi-annual basis and have the proceeds sent to you if your account balance is at least $5,000. This feature is not available if you hold your shares in certificate form. All dividend and capital gains distributions must be reinvested. Be sure to complete the appropriate section of the account application for this feature.

By electronic           You may sell shares and request that the proceeds be
funds transfer          electronically transferred to your bank. Proceeds may
                        take up to two business days to be received by your bank. You must set up this feature prior to your request. Be sure to complete the appropriate section of the account application for this feature.

Your Account


FUND POLICY ON TRADING OF FUND SHARES

The Fund does not permit short-term or excessive trading in its shares. Excessive purchases, redemptions or exchanges of Fund shares disrupt portfolio management and increase Fund expenses. In order to promote the best interests of the Fund, the Fund reserves the right to reject any purchase order or exchange request, particularly from market timers or investors who, in the advisor's opinion, have a pattern of short-term or excessive trading or whose trading has been or may be disruptive to the Fund. The fund into which you would like to exchange also may reject your request.


DISTRIBUTION AND SERVICE FEES

The Fund has adopted a plan under Rule 12b-1 that permits it to pay the Fund's distributor marketing and other fees to support the sale and distribution of Class G shares and certain services provided to you by your financial advisor. The annual fees for shareholder liaison services and administrative support may equal up to 0.50% for Class G shares. The annual distribution fee may equal up to 0.65% for Class G shares. The Fund does not intend to pay more than a total of 0.95% for Class G shares in distribution and shareholder service fees during the current fiscal year. The Fund has also adopted a plan that permits it to pay for certain services provided to Class T shareholders by their financial advisor. The annual service fee may equal up to 0.50% for Class T shares. The Fund does not intend to pay more than 0.30% for Class T shares in shareholder service fees during the current fiscal year. The foregoing fees are paid out of the assets of the relevant classes. Over time, these fees will reduce the return on your investment and may cost you more than paying other types of sales charges. Class G shares automatically convert to Class T shares after a certain number of years, eliminating a portion of these fees upon conversion. Conversion may occur six or eight years after purchase, depending on the program under which you purchased your shares. See "Your Account; Sales Charges" for the conversion schedule applicable to Class G shares.

Your Account


OTHER INFORMATION ABOUT YOUR ACCOUNT

HOW THE FUND'S SHARE PRICE IS DETERMINED The price of each class of the Fund's shares is based on its net asset value. The net asset value is determined at the close of regular trading on the NYSE, usually 4:00 p.m. Eastern time, on each business day that the NYSE is open (typically Monday through Friday).

When you request a transaction, it will be processed at the net asset value (plus any applicable sales charges) next determined after your request is received in "good form" by the distributor. In most cases, in order to receive that day's price, the distributor must receive your order before that day's transactions are processed. If you request a transaction through your financial advisor firm, the firm must receive your order by the close of trading on the NYSE to receive that day's price.

The Fund determines its net asset value for each share class by dividing each class's total net assets by the number of that class's outstanding shares. In determining the net asset value, the Fund must determine the price of each security in its portfolio at the close of each trading day. Securities for which market quotations are available are valued each day at the current market value. However, where market quotations are unavailable, or when the advisor believes that subsequent events have made them unreliable, the Fund may use other data to determine the fair value of the securities.

You can find the daily prices of some share classes for the Fund in most major daily newspapers under the caption "Liberty." You can find daily prices for all share classes by visiting the Fund's web site at www.libertyfunds.com.

ACCOUNT FEES If your account value falls below $1,000 (other than as a result of depreciation in share value) you may be subject to an annual account fee of $10. This fee is deducted from the account in June each year. Approximately 60 days prior to the fee date, the Fund's transfer agent will send you written notification of the upcoming fee. If you add money to your account and bring the value above $1,000 prior to the fee date, the fee will not be deducted.

SHARE CERTIFICATES Share certificates are not available for Class G shares. Certificates will be issued for Class T shares only if requested. If you decide to hold share certificates, you will not be able to sell your shares until you have endorsed your certificates and returned them to the distributor.

Your Account


UNDERSTANDING FUND DISTRIBUTIONS

The Fund earns income from the securities it holds. The Fund also may realize capital gains or losses on sales of its securities. The Fund distributes substantially all of its net investment income and capital gains to shareholders. As a shareholder, you are entitled to a portion of the Fund's income and capital gains, generally based on the number of shares you own at the time these distributions are declared.


DIVIDENDS, DISTRIBUTIONS AND TAXES The Fund has the potential to make the following distributions:

TYPES OF DISTRIBUTIONS


Dividends               Represents interest and dividends earned from securities
                        held by the Fund, net of expenses incurred by the Fund.

Capital gains           Represents net long-term capital gains on sales of
                        securities held for more than 12 months and net short-term capital gains, which are gains on sales of securities held for a 12-month period or less.


DISTRIBUTION OPTIONS The Fund distributes dividends quarterly and any capital gains (including short-term capital gains) at least annually. You can choose one of the options listed in the table below for these distributions when you open your account. To change your distribution option, call 1-800-345-6611.

If you do not indicate on your application or at the time your account is established your preference for handling distributions, the Fund will automatically reinvest all distributions in additional shares of the Fund.


DISTRIBUTION OPTIONS

Reinvest all distributions in additional shares of your current fund

Reinvest all distributions in shares of another fund

Receive dividends in cash (see options below) and reinvest capital gains

Receive all distributions in cash (with one of the following options):

o    send the check to your address of record

o    send the check to a third party address

o    transfer the money to your bank via electronic funds transfer


Distributions of $10 or less will automatically be reinvested in additional Fund shares. If you elect to receive distributions by check and the check is returned as undeliverable, or if you do not cash a distribution check within six months of the check date, the distribution will be reinvested in additional shares of the Fund. All subsequent distributions will be reinvested.

Your Account


TAX CONSEQUENCES Unless you are an entity exempt from income taxes, regardless of whether you receive your distributions in cash or reinvest them in additional Fund shares, all Fund distributions are subject to federal income tax. Depending on the state where you live, distributions may also be subject to state and local income taxes.

In general, any distributions of dividends, interest and short-term capital gains are taxable as ordinary income. Distributions of long-term capital gains are generally taxable as such, regardless of how long you have held your Fund shares. You will be provided with information each year regarding the amount of ordinary income and capital gains distributed to you for the previous year and any portion of your distribution which is exempt from state and local taxes. Your investment in the Fund may have additional personal tax implications. Please consult your tax advisor about foreign, federal, state, local or other applicable tax laws.

In addition to the dividends and capital gains distributions made by the Fund, you may realize a capital gain or loss when selling and exchanging shares of the Fund. Such transactions may also be subject to federal, state and local income tax.

MANAGING THE FUND


INVESTMENT ADVISOR

Fleet Investment Advisors Inc. (Fleet), located at 100 Federal Street, Boston, Massachusetts 02110, is the Fund's investment advisor. In its duties as investment advisor, Fleet runs the Fund's day-to-day business, including placing all orders for the purchase and sale of the Fund's portfolio securities. Fleet has been an investment advisor since 1984. Fleet also provides investment management and advisory services to individual and institutional clients. As of December 31, 2001, Fleet managed over $166 billion in assets.

For the fiscal year or period ended October 31, 2001, aggregate advisory fees paid to Fleet by the Fund amounted to 0.75% of average daily net assets of the Fund.


PORTFOLIO MANAGER

Stephen D. Barbaro, CFA, Senior Vice President of Fleet, is the manager for the Fund and has managed the Fund, including its predecessors, since it commenced operations in 1991. Mr. Barbaro has been with Fleet and its predecessors since 1976.

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the Fund's financial performance. Information is shown for the Fund's last five fiscal years, which run from November 1 to October 31, unless otherwise indicated, and relates to the Galaxy Small Company Equity Fund, the Fund's predecessor fund. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that you would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information is included in the Fund's financial statements which, for the fiscal years ended on or after October 31, 1999, have been audited by Ernst & Young LLP, independent auditors, whose report, along with the Fund's financial statements, is included in the Fund's annual report. The information for periods ended on or before October 31, 1998 has been audited by other independent auditors, whose report expressed an unqualified opinion on those financial statements and highlights. You can request a free annual report by calling 1-800-426-3750.


THE FUND

                                                                 Year ended October 31,
                                            -----------------------------------------------------------------
                                               2001          2000          1999          1998          1997
                                             Class T       Class T       Class T       Class T       Class T
                                            ---------     ---------     ---------     ---------     ---------
Net asset value --
Beginning of period ($)                        [21.75]       [15.55]       [13.63]       [20.94]       [19.96]

INCOME FROM INVESTMENT OPERATIONS ($):
Net investment income (loss) (a)              [(0.17)]      [(0.22)]      [(0.23)]      [(0.19)]      [(0.18)]
Net realized and unrealized gain (loss)       [(3.23)]        [6.31]        [2.26]      [(4.86)]        [3.54]

Total from Investment Operations              [(3.40)]        [6.09]        [2.03]      [(5.05)]        [3.36]

LESS DISTRIBUTIONS DECLARED TO
SHAREHOLDERS ($):
From net realized capital gains               [(3.40)]          --            --        [(2.26)]      [(2.38)]

In excess of net realized capital gains              -(c)       --            --            --            --

Total Distributions
Declared to Shareholders                      [(3.40)]          --            --        [(2.26)]      [(2.38)]

Net asset value --
End of period ($)                              [14.95]       [21.75]       [15.66]       [13.63]       [20.94]

Total return (%) (b)                         [(17.03)]       [38.89]       [14.89]     [(26.26)]       [19.08]

RATIOS TO AVERAGE NET ASSETS (%):

EXPENSES (EXCLUDING REIMBURSEMENT/WAIVER)       [1.42]        [1.44]        [1.54]        [1.47]        [1.48]

Net investment income                         [(0.91)]      [(0.99)]       (1.41)]       (1.13)]      [(1.02)]

WAIVER/REIMBURSEMENT (OP. EXP. INCLUDING
WAIVER)                                         [1.42]        [1.44]        [1.53]        [1.46]        [1.46]

Portfolio turnover rate (%)                       [75]          [91]         [105]          [78]          [69]

Net assets , end of period (000's) ($)        [84,332]     [125,427]      [87,921]      [95,831]     [135,593]

(a) Net investment income (loss) per share before reimbursement/waiver of fees by the advisor and/or its affiliates and/or the administrator for Class T shares for the years ended October 31, 2001, 2000, 1999, 1998 and 1997 were $(0.17), $(0.22), $(0.23), $(0.19) and $(0.18), respectively.

(b) [Total return at net asset value assuming all distributions reinvested and no initial or contingent deferred sales charge].

(c) Dividends in excess of net realized capital gains per share were less than $0.005.

Financial Highlights


THE FUND

                                                                 Year ended October 31,
                                            -----------------------------------------------------------------
                                               2001          2000          1999          1998          1997
                                             Class G       Class G       Class G       Class G       Class G
                                            ---------     ---------     ---------     ---------     ---------
Net asset value --
Beginning of period ($)                        [21.10]       [15.31]       [13.39]       [20.73]       [19.91]
INCOME FROM INVESTMENT OPERATIONS ($):
Net investment income (loss) (a)              [(0.25)]      [(0.37)]      [(0.34)]      [(0.30)]      [(0.21)]
Net realized and unrealized gain (loss)       [(3.15)]        [6.16]        [2.26]      [(4.78)]        [3.41]

Total from Investment Operations              [(3.40)]        [5.79]        [1.92]      [(5.08)]        [3.20]

LESS DISTRIBUTIONS DECLARED TO
SHAREHOLDERS ($):
From net realized capital gains               [(3.40)]          --            --        [(2.26)]      [(2.38)]
In excess of net realized capital gains            --(c)        --            --            --            --

Total Distributions
Declared to Shareholders                      [(3.40)]          --            --        [(2.26)]      [(2.38)]
Net asset value --
End of period ($)                              [14.30]       [21.10]       [15.31]       [13.39]       [20.73]
Total return (%)(b)                          [(17.66)]       [37.82]       [14.34]     [(26.72)]       [18.23]

RATIOS TO AVERAGE NET ASSETS (%):
EXPENSES (EXCLUDING REIMBURSEMENT/WAIVER)       [2.25]        [2.25]        [2.32]        [2.16]        [2.44]

Net investment income                         [(1.74)]      [(1.79)]      [(2.04)]      [(1.78)]      [(1.76)]

WAIVER/REIMBURSEMENT (OP. EXP. INCLUDING
WAIVER)                                         [2.25]        [2.24]        [2.16]        [2.11]        [2.20]
Portfolio turnover rate (%)                       [75]          [91]         [105]          [78]          [69]

Net assets , end of period (000's) ($)        [15,190]      [18,936]      [12,212]      [12,565]      [14,731]

(a) Net investment (loss) per share before reimbursement/waiver of fees by the advisor and/or its affiliates and/or the administrator for Class G shares for the years ended October 31, 2001, 2000, 1999, 1998 and 1997 were $(0.25), $(0.38), $(0.37), $(0.30) and $(0.24), respectively.

(b) [Total return at net asset value assuming all distributions reinvested and no initial or contingent deferred sales charge].

(c) Dividends in excess of net realized capital gains per share were less than $0.005.

                                     Notes



                                                                              21

                                     Notes



                                                                              22

FOR MORE INFORMATION

Additional information about the Fund's investments will be published in the Fund's semi-annual and annual reports to shareholders. The annual report will contain a discussion of the market conditions and investment strategies that significantly affected the Fund's performance over its last fiscal year.

You may wish to read the Statement of Additional Information for more information on the Fund and the securities in which it invests. The Statement of Additional Information is incorporated into this prospectus by reference, which means that it is considered to be part of this prospectus.

You can get free copies of reports and the Statement of Additional Information, request other information and discuss your questions about the Fund by writing or calling the Fund's distributor at:

Liberty Funds Distributor, Inc.
One Financial Center
Boston, MA 02111-2621
1-800-426-3750
www.libertyfunds.com

Text-only versions of all Fund documents can be viewed online or downloaded from the EDGAR database on the Securities and Exchange Commission internet site at WWW.SEC.GOV.

You can review and copy information about the Fund by visiting the following location, and you can obtain copies, upon payment of a duplicating fee by electronic request at the E-mail address publicinfo@sec.gov or by writing the:

Public Reference Room
Securities and Exchange Commission
Washington, DC 20549-0102

Information on the operation of the Public Reference Room may be obtained by calling 1-202-942-8090.


INVESTMENT COMPANY ACT FILE NUMBER:

Liberty-Stein Roe Funds Investment Trust: 811-4978

o Liberty Small Company Equity Fund (formerly named Galaxy Small Company Equity Fund)

--------------------------------------------------------------------------------

                [LIBERTYFUNDS LOGO]

                        A Member of Columbia Management Group

                        (C) 2002 Liberty Funds Distributor, Inc.
                        A Member of Columbia Management Group
                        One Financial Center, Boston, MA 02111-2621
       [Job Code]       800-426-3750 www.libertyfunds.com

LIBERTY STRATEGIC EQUITY FUND              PROSPECTUS, __________________, 2002


CLASS Z SHARES

Advised by Fleet Investment Advisors Inc.

Only eligible investors may purchase Class Z shares. See "Your Account - Eligible Investors" for more information.

Although these securities have been registered with the Securities and Exchange Commission, the Commission has not approved or disapproved any shares offered in this prospectus or determined whether this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

                               TABLE OF CONTENTS

THE FUND ..................................................................   XX
Investment Goal ...........................................................   XX
Principal Investment Strategies ...........................................   XX
Principal Investment Risks ................................................   XX
Performance History .......................................................   XX
Your Expenses .............................................................   XX

YOUR ACCOUNT ..............................................................   XX
How to Buy Shares .........................................................   XX
Eligible Investors ........................................................   XX
Sales Charges .............................................................   XX
How to Exchange Shares ....................................................   XX
How to Sell Shares ........................................................   XX
Fund Policy on Trading of Fund Shares .....................................   XX
Other Information About Your Account ......................................   XX

MANAGING THE FUND .........................................................   XX
Investment Advisor ........................................................   XX
Portfolio Manager .........................................................   XX

FINANCIAL HIGHLIGHTS ......................................................   XX

Not FDIC Insured
May Lose Value
No Bank Guarantee

THE FUND

VALUE STOCKS are stocks that appear to be underpriced based on measures such as lower price-to-earnings, price-to-book value and price-to-earnings growth ratios.

GROWTH STOCKS offer strong revenue and earnings potential, and accompanying capital growth, with generally less dividend income than value stocks.


INVESTMENT GOAL

The Fund seeks long-term capital appreciation.


PRINCIPAL INVESTMENT STRATEGIES

Under normal circumstances, the Fund invests at least 80% of its net assets plus any borrowings for investment purposes in U.S. equity securities, primarily common stock and securities that can be converted into common stock. The Fund's "Value Driven Growth" investment process emphasizes securities believed to have the potential for the best one- to two-year returns. These securities are generally selected from a universe of large and medium-sized companies representative of the S&P 500, although the universe of stocks monitored by the Fund's investment advisor is not limited to stocks of companies included in the S&P 500. The Fund may invest up to 20% of its total assets in foreign equity securities.

In selecting individual stocks, the advisor looks at the current price, projected earnings growth, and historical valuations to derive an estimate of return potential. The Fund may give emphasis to growth stocks, value stocks or particular industries, depending upon the advisor's assessment of a stock's return potential relative to its price in the broader market.

The Fund will sell a portfolio security when, as a result of a decline in the security's return potential relative to that of other securities, the advisor believes that holding the security is no longer consistent with the Fund's investment objective.

At times, the advisor may determine that adverse market conditions make it desirable to suspend temporarily the Fund's normal investment activities. During such times, the Fund may, but is not required to, invest in cash or high-quality, short-term debt securities, without limit. Taking a temporary defensive position may prevent the Fund from achieving its investment goal.

In seeking to achieve its investment goal, the Fund may invest in various types of securities and engage in various investment techniques which are not the principal focus of the Fund and, therefore, are not described in this prospectus. These types of securities and investment practices are identified and discussed in the Fund's Statement of Additional Information, which you may obtain free of charge (see back cover). Approval by the Fund's shareholders is not required to modify or change the Fund's investment goal or investment strategies.

The Fund


PRINCIPAL INVESTMENT RISKS

The principal risks of investing in the Fund are described below. There are many circumstances (including additional risks that are not described here) which could prevent the Fund from achieving its investment goal. You may lose money by investing in the Fund.

Management risk means that the advisor's stock and bond selections and other investment decisions might produce losses or cause the Fund to underperform when compared to other funds with a similar investment goal. Market risk means that security prices in a market, sector or industry may fall, reducing the value of your investment. Because of management and market risk, there is no guarantee that the Fund will achieve its investment goal or perform favorably compared with comparable funds.

Since it purchases equity securities, the Fund is subject to equity risk. This is the risk that stock prices will fall over short or extended periods of time. Although the stock market has historically outperformed other asset classes over the long term, the equity market tends to move in cycles. Individual stock prices may fluctuate drastically from day-to-day and may underperform other asset classes over an extended period of time. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These price movements may result from factors affecting individual companies, industries or the securities market as a whole.

Value stocks are stocks of companies that may have experienced adverse business or industry developments or may be subject to special risks that have caused the stocks to be out of favor and, in the advisor's opinion, undervalued. If the advisor's assessment of a company's prospects is wrong, the price of its stock may fall, or may not approach the value the advisor has placed on it.

Growth stocks are stocks of companies believed to have above-average potential for growth in revenue and earnings. Prices may be more sensitive to changes in current or expected earnings than the prices of other stocks. Growth stocks may not perform as well as value stocks or the stock market in general.

Issuer risk is the possibility that changes in the financial condition of the issuer of a security, changes in general economic conditions, or changes in economic conditions that affect the issuer may impact its actual or perceived willingness or ability to make timely payments of interest or principal. This could result in a decrease in the price of the security and in some cases a decrease in income.

Interest rate risk is the risk of a change in the price of a bond when prevailing interest rates increase or decline. In general, if interest rates rise, bond prices fall, and if interest rates fall, bond prices rise. Changes in the values of bonds usually will not affect the amount of income the Fund receives from them but will affect the value of the Fund's shares. Interest rate risk is generally greater for bonds with longer maturities.

The Fund

Convertible securities are securities that can be converted into common stock, such as certain debt securities and preferred stock. Convertible securities are subject to the usual risks associated with fixed income investments, such as interest rate risk and credit risk. In addition, because they react to changes in the value of the equity securities into which they will convert, convertible securities are also subject to stock market risk.

Foreign securities are subject to special risks. Foreign markets can be extremely volatile. Fluctuations in currency exchange rates may impact the value of foreign securities without a change in the intrinsic value of those securities. The liquidity of foreign securities may be more limited than domestic securities, which means that the Fund may, at times, be unable to sell foreign securities at desirable prices. Brokerage commissions, custodial fees and other fees are generally higher for foreign investments. The Fund may have limited legal recourse in the event of default with respect to certain debt securities issued by foreign governments. In addition, foreign governments may impose withholding taxes which would reduce the amount of income and capital gains available to distribute to shareholders. Other risks include the following: possible delays in the settlement of transactions or in the notification of income; less publicly available information about companies; the impact of political, social or diplomatic events; possible seizure, expropriation or nationalization of the company or its assets; and possible imposition of currency exchange controls.

An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

The Fund

PERFORMANCE HISTORY

The bar chart below shows changes in the Fund's calendar year total returns for its Class Z shares. The performance table following the bar chart shows how the Fund's average annual returns for Class Z shares compare with those of a broad measure of market performance for 1 year and the life of the Fund.(1) The chart and table are intended to illustrate some of the risks of investing in the Fund by showing the changes in the Fund's performance. All returns include the reinvestment of dividends and distributions. Performance results include the effect of expense reduction arrangements, if any. If these arrangements had not been in place, the performance results would have been lower. [Any expense reduction arrangements may be discontinued at any time.] As with all mutual funds, past performance (before and after taxes) does not predict the Fund's future performance. Returns and value of an investment will vary, resulting in a gain or a loss on sale.


Calendar Year Total Returns (Class Z)(1)


 25.00%                                                         22.74%
 20.00%
 15.00%
 10.00%                                                                 8.63%
  5.00%
  0.00%                                                   0.42%
         1992   1993   1994   1995   1996   1997   1998   1999   2000   2001




The Fund's year-to-date total return through June 30, 2002 was +/-__.__%.

For period shown in bar chart:
Best quarter: 2nd quarter 1999, +11.69%
Worst quarter: 3rd quarter 2001, -14.44%

The Fund


UNDERSTANDING PERFORMANCE

CALENDAR YEAR TOTAL RETURNS show the Fund's Class Z share performance for each complete calendar year since the Fund commenced operations. They include the effects of Fund expenses.

AVERAGE ANNUAL TOTAL RETURNS are a measure of the Fund's average performance over the past one-year and life of the Fund periods. They include the effects of Fund expenses.

The Fund's returns are compared to the S&P 500 Index, an unmanaged index that tracks the performance of 500 widely held common stocks listed on the New York Stock Exchange, the American Stock Exchange and NASDAQ. The S&P 500 is heavily weighted with the stocks of large companies. Unlike the Fund, indices are not investments, do not incur fees, expenses or taxes and are not professionally managed.

After-tax returns are calculated using the historical highest individual federal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and may not be relevant to investors who hold Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Average Annual Total Returns -- for periods ended December 31, 2001(1)


                                 INCEPTION                   LIFE OF THE
                                   DATE         1 YEAR          FUND
                                 ---------      ------       -----------

Class Z (%)                       3/4/98
    Return Before Taxes                         [8.63]         [8.79]
    Return After Taxes on
       Distributions                            [7.47]         [6.69]
    Return After Taxes on
       Distributions and Sale
       of Fund Shares                           [5.81]         [6.12]

S&P 500 Index (%)                   N/A        -11.88           3.72(2)


(1) [The returns shown include returns of Trust shares of the Galaxy Strategic Equity Fund, the predecessor to the Fund (the "Galaxy Fund"), for periods prior to [date of this prospectus].]

(2)  Performance information is from February 28, 1998.

The Fund


UNDERSTANDING EXPENSES

ANNUAL FUND OPERATING EXPENSES are paid by the Fund. They include management and administration fees and other administrative costs including pricing and custody services.

EXAMPLE EXPENSES help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. The table does not take into account any expense reduction arrangements discussed in the footnotes to the Annual Fund Operating Expenses table. It uses the following hypothetical conditions:

o    $10,000 initial investment

o    5% total return for each year

o    Fund operating expenses remain the same

o    Assumes reinvestment of all dividends and distributions

YOUR EXPENSES

Expenses are one of several factors to consider before you invest in a mutual fund. The tables below describe the fees and expenses you may pay when you buy, hold and sell shares of the Fund.

Shareholder Fees (3) (paid directly from your investment)

Maximum sales charge (load) on purchases (%)
(as a percentage of the offering price)                  0.00

Maximum deferred sales charge (load) on
redemptions (%) (as a percentage of the
lesser of purchase price or redemption price)            0.00

Redemption fee (%) (as a percentage of
amount redeemed, if applicable)                          (4)

Annual Fund Operating Expenses (deducted directly from Fund assets)

Management fee (%)                                      [0.75]

Distribution and service (12b-1) fees (%)                0.00

Other expenses (%)                                      [0.21]

Total annual fund operating expenses  (%)               [0.96]

Example Expenses (your actual costs may be higher or lower)

1 YEAR             3 YEARS             5 YEARS             10 YEARS
------             -------             -------             --------
$[98]              $[306]              $[531]              $[1,178]


(3) A $10 annual fee is deducted from accounts of less than $1,000 and paid to the transfer agent.

(4)  There is a $7.50 charge for wiring sale proceeds to your bank.

YOUR ACCOUNT


HOW TO BUY SHARES

Your financial advisor can help you establish an appropriate investment portfolio, buy shares and monitor your investments. When the Fund receives your purchase request in "good form," your shares will be bought at the next calculated price. "Good form" means that you placed your order with your brokerage firm or your payment has been received and your application is complete, including all necessary signatures.

Outlined below are the various options for buying shares:

METHOD                  INSTRUCTIONS
------                  ------------

Through your            Your financial advisor can help you establish your
financial advisor       account and buy Fund shares on your behalf. To receive
                        the current trading day's price, your financial advisor firm must receive your request prior to the close of the New York Stock Exchange (NYSE), usually 4:00 p.m.
                        Eastern time. Your financial advisor may charge you fees for executing the purchase for you.

By check                For new accounts send a completed application and check
(new account)           made payable to the Fund to the transfer agent, Liberty
                        Funds Services, Inc., P.O. Box 8081, Boston, MA
                        02266-8081.


By check                For existing accounts fill out and return the additional
(existing account)      investment stub included in your quarterly statement, or
                        send a letter of instruction including your Fund name and account number with a check made payable to the Fund to Liberty Funds Services, Inc., P.O. Box 8081, Boston,
                        MA 02266-8081.

By exchange             You or your financial advisor may acquire shares for
                        your account by exchanging shares you own in one fund for shares of the same class or Class A of the Fund at no additional cost. There may be an additional charge if exchanging from a money market fund. To exchange by telephone, call 1-800-422-3737.

By wire You may purchase shares by wiring money from your bank account to your Fund account. To wire funds to your Fund account, call 1-800-422-3737 to obtain a control number and the wiring instructions.

By electronic funds     You may purchase shares by electronically transferring
transfer                money from your bank account to your Fund account by
                        calling 1-800-422-3737. An electronic funds transfer may take up to two business days to settle and be considered in "good form." You must set up this feature prior to your telephone request. Be sure to complete the appropriate section of the application.

Automatic               You can make monthly or quarterly investments
investment plan         automatically from your bank account to your Fund
                        account. You can select a pre-authorized amount to be sent via electronic funds transfer. Be sure to complete the appropriate section of the application for this feature.

Automated dollar        You can purchase shares for your account by exchanging
cost averaging          $100 or more each month from another fund for shares of
                        the same class of the Fund at no additional cost. You must have a current balance of at least $5,000 in the fund the money is coming from. The designated amount will be exchanged on the third Tuesday of each month.
                        Exchanges will continue so long as your fund balance is sufficient to complete the transfers. You may terminate your program or change the amount of the exchange
                        (subject to the $100 minimum) by calling 1-800-422-3737.
                        Be sure to complete the appropriate section of the account application for this feature.

By dividend             You may automatically invest dividends distributed by
diversification         another fund into the same class of shares of the Fund
                        at no additional sales charge. To invest your dividends in the Fund, call 1-800-345-6611.

Your Account

ELIGIBLE INVESTORS

Only Eligible Investors may purchase Class Z shares of the Fund, directly or by exchange. The Eligible Investors described below are subject to different minimum initial investment requirements. Eligible Investors and their applicable investment minimums are as follows:

$1,000 minimum initial investment

o any shareholder of a Columbia Fund (i) whose shares were redesignated as Class Z shares and (ii) who has since then continued to own shares of any funds distributed by Liberty Funds Distributor, Inc.;

o any shareholder of a Stein Roe Fund (i) whose shares were redesignated as Class Z shares or who received Class Z shares of another fund distributed by Liberty Funds Distributor, Inc. in exchange for his or her shares in the Stein Roe Fund in connection with a reorganization involving such Stein Roe Fund and the other fund, and (ii) who has since then continued to own shares of any funds distributed by Liberty Funds Distributor, Inc.;

o any shareholder (or family member of such shareholder) who owned shares of any of the funds of Liberty Acorn Trust on September 29, 2000 (when all of the then outstanding shares of Liberty Acorn Trust were re-designated Class Z shares) and who has since then continued to own shares of any funds distributed by Liberty Funds Distributor, Inc.;

o any trustee of Liberty Acorn Trust, any employee of Liberty Wanger Asset Management, L.P., or a member of the family of such trustee or employee; and

o any person or entity listed in the account registration for any account (such as joint owners, trustees, custodians and designated beneficiaries) that held shares of any of the funds of Liberty Acorn Trust on September 29, 2000 and that has since then continued to own shares of any fund distributed by Liberty Funds Distributor, Inc.

$100,000 minimum initial investment

o clients of broker-dealers or registered investment advisors that both recommend the purchase of Fund shares and charge such clients an asset-based fee;

o any insurance company, trust company or bank purchasing shares for its own account;

o    any endowment, investment company or foundation; and

o clients of investment advisory affiliates of the distributor provided that the clients meet certain criteria established by the distributor and its affiliates.

Your Account

No minimum initial investment

o a retirement plan (or the custodian for such plan) with aggregate plan assets of at least $5 million at the time of purchase and which purchases shares directly from the distributor or through a third-party broker-dealer;

o any person investing all or part of the proceeds of a distribution, rollover or transfer of assets into a Liberty Individual Retirement Account, from any deferred compensation plan which was a shareholder of any of the funds of Liberty Acorn Trust on September 29, 2000, in which the investor was a participant and through which the investor invested in one or more of the funds of Liberty Acorn Trust immediately prior to the distribution, transfer or rollover; and

o clients of the distributor's banking affiliate that meet certain wealth management criteria.

The Fund reserves the right to change the criteria for eligible investors and these investment minimums. No minimum investment applies to accounts participating in the automatic investment plan. The Fund also reserves the right to refuse a purchase order for any reason, including if it believes that doing so would be in the best interest of the Fund and its shareholders.

SALES CHARGES

Your purchases of Class Z shares are at net asset value, which is the value of a Class Z share excluding any sales charge. Class Z shares are not subject to an initial sales charge when purchased or a contingent deferred sales charge when sold.

HOW TO EXCHANGE SHARES

You may exchange your shares for Class Z or Class A shares of another fund distributed by Liberty Funds Distributor, Inc. at net asset value. Unless your account is part of a tax-deferred retirement plan, an exchange is a taxable event, and you may realize a gain or a loss for tax purposes. The Fund may terminate your exchange privilege if the advisor determines that your exchange activity is likely to adversely impact its ability to manage the Fund. To exchange by telephone, call 1-800-422-3737.

HOW TO SELL SHARES

Your financial advisor can help you determine if and when you should sell your shares. You may sell shares of the Fund on any regular business day that the NYSE is open.

When the Fund receives your sales request in "good form," shares will be sold at the next calculated price. "Good form" means that money used to purchase your shares is fully collected. When selling shares by letter of instruction, "good form" also means (i) your letter has complete instructions, the proper signatures and signature guarantees, and (ii) any other required documents are attached. For additional documents required for sales by corporations, agents, fiduciaries and surviving joint owners, please call

Your Account


1-800-345-6611. Retirement plan accounts have special requirements; please call 1-800-799-7526 for more information.

The Fund will generally send proceeds from the sale to you within seven days (usually on the next business day after your request is received in "good form"). However, if you purchased your shares by check, the Fund may delay sending the proceeds from the sale of your shares for up to 15 days after your purchase to protect against checks that are returned. No interest will be paid on uncashed redemption checks. Redemption proceeds may be paid in securities, rather than in cash, under certain circumstances. For more information, see the paragraph "Non Cash Redemptions" under the section "How to Sell Shares" in the Statement of Additional Information.

OUTLINED BELOW ARE THE VARIOUS OPTIONS FOR SELLING SHARES:


METHOD                  INSTRUCTIONS
------                  ------------

Through your            You may call your financial advisor to place your sell
financial advisor       order. To receive the current trading day's price,
                        your financial advisor firm must receive your request prior to the close of regular trading on the NYSE, usually 4:00 p.m. Eastern time. Your financial advisor may charge you fees for executing a redemption for you.

By exchange             You or your financial advisor may sell shares by
                        exchanging from the Fund into Class Z shares or Class A shares of another fund at no additional cost. To exchange by telephone, call 1-800-422-3737.


By telephone            You or your financial advisor may sell shares by
                        telephone and request that a check be sent to your address of record by calling 1-800-422-3737, unless you have notified the Fund of an address change within the previous 30 days. The dollar limit for telephone sales is $100,000 in a 30-day period. You do not need to set up this feature in advance of your call. Certain restrictions apply to retirement accounts. For details, call 1-800-345-6611.

By mail You may send a signed letter of instruction to the address below. In your letter of instruction, note the Fund's name, share class, account number, and the dollar value or number of shares you wish to sell. All account owners must sign the letter, and signatures must be guaranteed by either a bank, a member firm of a national stock exchange or another eligible guarantor institution. Additional documentation is required for sales by corporations, agents, fiduciaries, surviving joint owners and individual retirement account owners. For details, call 1-800-345-6611.

                        Mail your letter of instruction to Liberty Funds Services, Inc., P.O. Box 8081, Boston, MA 02266-8081.

By wire You may sell shares and request that the proceeds be wired to your bank. You must set up this feature prior to your telephone request. Be sure to complete the appropriate section of the account application for this feature.

By systematic           You may automatically sell a specified dollar amount or
withdrawal plan         percentage of your account on a monthly, quarterly or
                        semi-annual basis and have the proceeds sent to you if your account balance is at least $5,000. All dividend and capital gains distributions must be reinvested. Be sure to complete the appropriate section of the account application for this feature.

By electronic           You may sell shares and request that the proceeds be
funds transfer          electronically transferred to your bank. Proceeds may
                        take up to two business days to be received by your bank. You must set up this feature prior to your request. Be sure to complete the appropriate section of the account application for this feature.

Your Account

FUND POLICY ON TRADING OF FUND SHARES

The Fund does not permit short-term or excessive trading in its shares. Excessive purchases, redemptions or exchanges of Fund shares disrupt portfolio management and increase Fund expenses. In order to promote the best interests of the Fund, the Fund reserves the right to reject any purchase order or exchange request, particularly from market timers or investors who, in the advisor's opinion, have a pattern of short-term or excessive trading or whose trading has been or may be disruptive to the Fund. The fund into which you would like to exchange also may reject your request.

OTHER INFORMATION ABOUT YOUR ACCOUNT

HOW THE FUND'S SHARE PRICE IS DETERMINED The price of the Fund's Class Z shares is based on its net asset value. The net asset value is determined at the close of regular trading on the NYSE, usually 4:00 p.m. Eastern time, on each business day that the NYSE is open (typically Monday through Friday).

When you request a transaction, it will be processed at the net asset value next determined after your request is received in "good form" by the distributor. In most cases, in order to receive that day's price, the distributor must receive your order before that day's transactions are processed. If you request a transaction through your financial advisor firm, the firm must receive your order by the close of trading on the NYSE to receive that day's price.

The Fund determines its net asset value for its Class Z shares by dividing total net assets attributable to Class Z shares by the number of outstanding Class Z shares. In determining the net asset value, the Fund must determine the price of each security in its portfolio at the close of each trading day. Because the Fund holds securities that are traded on foreign exchanges, the value of the Fund's securities may change on days when shareholders will not be able to buy or sell Fund shares. This will affect the Fund's net asset value on the day it is next determined. Securities for which market quotations are available are valued each day at the current market value. However, where market quotations are unavailable, or when the advisor believes that subsequent events have made them unreliable, the Fund may use other data to determine the fair value of the securities.

You can find the daily prices of some share classes for the Fund in most major daily newspapers under the caption "Liberty." You can find daily prices for all share classes by visiting the Fund's web site at www.libertyfunds.com.

ACCOUNT FEES If your account value falls below $1,000 (other than as a result of depreciation in share value) you may be subject to an annual account fee of $10. This fee is deducted from the account in June each year. Approximately 60 days prior to the fee date, the Fund's transfer agent will send you written notification of the upcoming fee. If you add money to your account and bring the value above $1,000 prior to the fee date, the fee will not be deducted.

SHARE CERTIFICATES Share certificates are not available for Class Z shares.

Your Account

UNDERSTANDING FUND DISTRIBUTIONS

The Fund earns income from the securities it holds. The Fund also may realize capital gains or losses on sales of its securities. The Fund distributes substantially all of its net investment income and capital gains to shareholders. As a shareholder, you are entitled to a portion of the Fund's income and capital gains, generally based on the number of shares you own at the time these distributions are declared.

DIVIDENDS, DISTRIBUTIONS AND TAXES The Fund has the potential to make the following distributions:

Types of Distributions

Dividends               Represents interest and dividends earned from securities
                        held by the Fund, net of expenses incurred by the Fund.

Capital gains           Represents net long-term capital gains on sales of
                        securities held for more than 12 months and net short-term capital gains, which are gains on sales of securities held for a 12-month period or less.

DISTRIBUTION OPTIONS The Fund distributes dividends quarterly and any capital gains (including short-term capital gains) at least annually. You can choose one of the options listed in the table below for these distributions when you open your account. To change your distribution option, call 1-800-345-6611.

If you do not indicate on your application or at the time your account is established your preference for handling distributions, the Fund will automatically reinvest all distributions in additional shares of the Fund.

Distribution Options




Reinvest all distributions in additional shares of your current fund

Reinvest all distributions in shares of another fund

Receive dividends in cash (see options below) and reinvest capital gains

Receive all distributions in cash (with one of the following options):

o    send the check to your address of record

o    send the check to a third party address

o    transfer the money to your bank via electronic funds transfer

Distributions of $10 or less will automatically be reinvested in additional Fund shares. If you elect to receive distributions by check and the check is returned as undeliverable, or if you do not cash a distribution check within six months of the check date, the distribution will be reinvested in additional shares of the Fund. All subsequent distributions will be reinvested.

Your Account


TAX CONSEQUENCES Unless you are an entity exempt from income taxes, regardless of whether you receive your distributions in cash or reinvest them in additional Fund shares, all Fund distributions are subject to federal income tax. Depending on the state where you live, distributions may also be subject to state and local income taxes.

In general, any distributions of dividends, interest and short-term capital gains are taxable as ordinary income. Distributions of long-term capital gains are generally taxable as such, regardless of how long you have held your Fund shares. You will be provided with information each year regarding the amount of ordinary income and capital gains distributed to you for the previous year and any portion of your distribution which is exempt from state and local taxes. Your investment in the Fund may have additional personal tax implications. Please consult your tax advisor about foreign, federal, state, local or other applicable tax laws.

In addition to the dividends and capital gains distributions made by the Fund, you may realize a capital gain or loss when selling and exchanging shares of the Fund. Such transactions may also be subject to federal, state and local income tax.

MANAGING THE FUND

INVESTMENT ADVISOR

Fleet Investment Advisors Inc. (Fleet), located at 100 Federal Street, Boston, Massachusetts 02110, is the Fund's investment advisor. In its duties as investment advisor, Fleet runs the Fund's day-to-day business, including placing all orders for the purchase and sale of the Fund's portfolio securities. Fleet has been an investment advisor since 1984. Fleet also provides investment management and advisory services to individual and institutional clients. As of December 31, 2001, Fleet managed over $166 billion in assets.

For the fiscal year or period ended October 31, 2001, aggregate advisory fees paid to Fleet by the Fund amounted to 0.55% of average daily net assets of the Fund.

PORTFOLIO MANAGER

Scott L. Davis, CFA, a Vice President of Fleet, is the manager for the Fund and has managed the Fund since November 1, 2001. Mr. Davis has been with Fleet since 1985.

Financial Highlights

The financial highlights table is intended to help you understand the Fund's Class Z financial performance. Information is shown for the three fiscal years, which run from November 1 to October 31, unless otherwise indicated. Information shown is that of the Trust shares of the Galaxy Fund. Certain information reflects financial results for a single Class Z share. The total returns in the table represent the rate that you would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information is included in the Fund's financial statements which, for the fiscal years ended on and after October 31, 1999, have been audited by Ernst & Young LLP, independent auditors, whose report, along with the Fund's financial statements, is included in the Fund's annual report. The information for the period ended October 31, 1998 has been audited by other independent [accountants/auditors], [whose report expressed an unqualified opinion on those financial statements and highlights.] You can request a free annual report by calling 1-800-426-3750.

                                                                     Year ended October 31,             Period Ended
                                                        ---------------------------------------------    October 31,
                                                           2001              2000           1999           1998 (a)
                                                         Class Z           Class Z         Class Z         Class Z
                                                         -------           -------         -------      ------------
Net asset value --
Beginning of period ($)                                   [10.48]           [9.90]          [9.63]         [10.00]

INCOME FROM INVESTMENT OPERATIONS ($):
Net investment income (loss) (b)                           [0.08](c)        [0.08]          [0.09](c)       [0.01]
Net realized and unrealized gain (loss)                  [(0.12)]           [1.76]          [0.27]        [(0.37)]
Total from Investment Operations                         [(0.04)]           [1.84]          [0.36]        [(0.36)]

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS ($):
From net investment income                               [(0.08)]         [(0.08)]        [(0.08)]        [(0.01)]
In excess of net investment income                       [(0.33)]         [(1.18)]        [(0.01)]              --
Total Distributions
Declared to Shareholders                                 [(0.41)]         [(1.26)]        [(0.09)]        [(0.01)]
Net asset value --
End of period ($)                                         [10.03]          [10.48]          [9.90]          [9.63]
Total return (%) (d)                                     [(0.43)]          [21.69]          [3.64]        [(3.62)](e)

RATIOS TO AVERAGE
NET ASSETS (%):
Expenses (excluding reimbursement/waiver)                  [0.96]           [0.98]          [1.00]          [1.47](f)
Net investment income                                      [0.74]           [0.83]          [0.80]          [0.19](f)
Waiver/reimbursement (op. exp. including waiver)           [0.75]           [0.78]          [0.80]          [1.27](f)
Portfolio turnover rate (%)                                  [81]             [81]            [79]            [30](e)
Net assets, end of period (000's) ($)                   [102,909]         [93,558]        [71,063]        [63,061]

(a)  The Fund commenced operations on March 4, 1998.

(b) Net investment income (loss) per share before reimbursement/waiver of fees by the advisor and/or its affiliates and/or the administrator for Class Z shares for the years ended October 31, 2001, 2000 and 1999 and the period ended October 31, 1998 were $(0.08), $0.06, $0.06(c) and $0.00, respectively.

(c) Per share data was calculated using the [weighted average shares outstanding method] during the period.

(d)  [Total return at net asset value assuming all distributions reinvested].

(e)  Not Annualized.

(f)  Annualized.

                                     Notes

                                     Notes

FOR MORE INFORMATION

Additional information about the Fund's investments will be published in the Fund's semi-annual and annual reports to shareholders. The annual report will contain a discussion of the market conditions and investment strategies that significantly affected the Fund's performance over its last fiscal year.

You may wish to read the Statement of Additional Information for more information on the Fund and the securities in which it invests. The Statement of Additional Information is incorporated into this prospectus by reference, which means that it is considered to be part of this prospectus.

You can get free copies of reports and the Statement of Additional Information, request other information and discuss your questions about the Fund by writing or calling the Fund's distributor at:

Liberty Funds Distributor, Inc.
One Financial Center
Boston, MA 02111-2621
1-800-426-3750
www.libertyfunds.com

Text-only versions of all Fund documents can be viewed online or downloaded from the EDGAR database on the Securities and Exchange Commission internet site at WWW.SEC.GOV.

You can review and copy information about the Fund by visiting the following location, and you can obtain copies, upon payment of a duplicating fee by electronic request at the E-mail address publicinfo@sec.gov or by writing the:

Public Reference Room
Securities and Exchange Commission
Washington, DC 20549-0102

Information on the operation of the Public Reference Room may be obtained by calling 1-202-942-8090.

INVESTMENT COMPANY ACT FILE NUMBER:

Liberty-Stein Roe Funds Investment Trust: 811-4978

o Liberty Strategic Equity Fund (formerly named Galaxy Strategic Equity Fund)

--------------------------------------------------------------------------------

        [LIBERTYFUNDS LOGO]

                A Member of Columbia Management Group

                (C) 2002 Liberty Funds Distributor, Inc.
                A Member of Columbia Management Group
                One Financial Center, Boston, MA 02111-2621
[Job Code]      800-426-3750 www.libertyfunds.com

LIBERTY STRATEGIC EQUITY FUND               PROSPECTUS, __________________, 2002


CLASS T AND G SHARES

Advised by Fleet Investment Advisors Inc.

Class T and G shares are sold only to investors who received (and who have continuously held) Class T or G shares in connection with the merger of certain Galaxy Funds into various Liberty Funds.

Although these securities have been registered with the Securities and Exchange Commission, the Commission has not approved or disapproved any shares offered in this prospectus or determined whether this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.


                               TABLE OF CONTENTS

THE FUND ..................................................................   XX
Investment Goal ...........................................................   XX
Principal Investment Strategies ...........................................   XX
Principal Investment Risks ................................................   XX
Performance History .......................................................   XX
Your Expenses .............................................................   XX

YOUR ACCOUNT ..............................................................   XX
How to Buy Shares .........................................................   XX
Sales Charges .............................................................   XX
How to Exchange Shares ....................................................   XX
How to Sell Shares ........................................................   XX
Fund Policy on Trading of Fund Shares .....................................   XX
Distribution and Service Fees .............................................   XX
Other Information About Your Account ......................................   XX

MANAGING THE FUND .........................................................   XX
Investment Advisor ........................................................   XX
Portfolio Manager .........................................................   XX

FINANCIAL HIGHLIGHTS ......................................................   XX

Not FDIC Insured
May Lose Value
No Bank Guarantee

THE FUND


VALUE STOCKS are stocks that appear to be underpriced based on measures such as lower price-to-earnings, price-to-book value and price-to-earnings growth ratios.

GROWTH STOCKS offer strong revenue and earnings potential, and accompanying capital growth, with generally less dividend income than value stocks.


INVESTMENT GOAL

The Fund seeks long-term capital appreciation.


PRINCIPAL INVESTMENT STRATEGIES

Under normal circumstances, the Fund invests at least 80% of its net assets plus any borrowings for investment purposes in U.S. equity securities, primarily common stock and securities that can be converted into common stock. The Fund's "Value Driven Growth" investment process emphasizes securities believed to have the potential for the best one- to two-year returns. These securities are generally selected from a universe of large and medium-sized companies representative of the S&P 500, although the universe of stocks monitored by the Fund's investment advisor is not limited to stocks of companies included in the S&P 500. The Fund may invest up to 20% of its total assets in foreign equity securities.

In selecting individual stocks, the advisor looks at the current price, projected earnings growth, and historical valuations to derive an estimate of return potential. The Fund may give emphasis to growth stocks, value stocks or particular industries, depending upon the advisor's assessment of a stock's return potential relative to its price in the broader market.

The Fund will sell a portfolio security when, as a result of a decline in the security's return potential relative to that of other securities, the advisor believes that holding the security is no longer consistent with the Fund's investment objective.

At times, the advisor may determine that adverse market conditions make it desirable to suspend temporarily the Fund's normal investment activities. During such times, the Fund may, but is not required to, invest in cash or high-quality, short-term debt securities, without limit. Taking a temporary defensive position may prevent the Fund from achieving its investment goal.

In seeking to achieve its investment goal, the Fund may invest in various types of securities and engage in various investment techniques which are not the principal focus of the Fund and, therefore, are not described in this prospectus. These types of securities and investment practices are identified and discussed in the Fund's Statement of Additional Information, which you may obtain free of charge (see back cover). Approval by the Fund's shareholders is not required to modify or change the Fund's investment goal or investment strategies.

The Fund


PRINCIPAL INVESTMENT RISKS

The principal risks of investing in the Fund are described below. There are many circumstances (including additional risks that are not described here) which could prevent the Fund from achieving its investment goal. You may lose money by investing in the Fund.

Management risk means that the advisor's stock selections and other investment decisions might produce losses or cause the Fund to underperform when compared to other funds with a similar investment goal. Market risk means that security prices in a market, sector or industry may fall, reducing the value of your investment. Because of management and market risk, there is no guarantee that the Fund will achieve its investment goal or perform favorably compared with comparable funds.

Since it purchases equity securities, the Fund is subject to equity risk. This is the risk that stock prices will fall over short or extended periods of time. Although the stock market has historically outperformed other asset classes over the long term, the equity market tends to move in cycles. Individual stock prices may fluctuate drastically from day-to-day and may underperform other asset classes over an extended period of time. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These price movements may result from factors affecting individual companies, industries or the securities market as a whole.

Value stocks are stocks of companies that may have experienced adverse business or industry developments or may be subject to special risks that have caused the stocks to be out of favor and, in the advisor's opinion, undervalued. If the advisor's assessment of a company's prospects is wrong, the price of its stock may fall, or may not approach the value the advisor has placed on it.

Growth stocks are stocks of companies believed to have above-average potential for growth in revenue and earnings. Prices may be more sensitive to changes in current or expected earnings than the prices of other stocks. Growth stocks may not perform as well as value stocks or the stock market in general.

Issuer risk is the possibility that changes in the financial condition of the issuer of a security, changes in general economic conditions, or changes in economic conditions that affect the issuer may impact its actual or perceived willingness or ability to make timely payments of interest or principal. This could result in a decrease in the price of the security and in some cases a decrease in income.

Interest rate risk is the risk of a change in the price of a bond when prevailing interest rates increase or decline. In general, if interest rates rise, bond prices fall, and if interest rates fall, bond prices rise. Changes in the values of bonds usually will not affect the amount of income the Fund receives from them but will affect the value of the Fund's shares. Interest rate risk is generally greater for bonds with longer maturities.

The Fund


Convertible securities are securities that can be converted into common stock, such as certain debt securities and preferred stock. Convertible securities are subject to the usual risks associated with fixed income investments, such as interest rate risk and credit risk. In addition, because they react to changes in the value of the equity securities into which they will convert, convertible securities are also subject to stock market risk.

Foreign securities are subject to special risks. Foreign markets can be extremely volatile. Fluctuations in currency exchange rates may impact the value of foreign securities without a change in the intrinsic value of those securities. The liquidity of foreign securities may be more limited than domestic securities, which means that the Fund may, at times, be unable to sell foreign securities at desirable prices. Brokerage commissions, custodial fees and other fees are generally higher for foreign investments. The Fund may have limited legal recourse in the event of default with respect to certain debt securities issued by foreign governments. In addition, foreign governments may impose withholding taxes which would reduce the amount of income and capital gains available to distribute to shareholders. Other risks include the following: possible delays in the settlement of transactions or in the notification of income; less publicly available information about companies; the impact of political, social or diplomatic events; possible seizure, expropriation or nationalization of the company or its assets; and possible imposition of currency exchange controls.

An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

The Fund

PERFORMANCE HISTORY

The bar chart below shows changes in the Fund's calendar year total returns for its Class T shares excluding sales charges. The performance table following the bar chart shows how the Fund's average annual returns for Class T and B shares, including sales charges, compare with those of a broad measure of market performance for 1 year and the life of the Fund.(1) The chart and table are intended to illustrate some of the risks of investing in the Fund by showing the changes in the Fund's performance. All returns include the reinvestment of dividends and distributions. Performance results include the effect of expense reduction arrangements. If these arrangements had not been in place, the performance results would have been lower. Any expense reduction arrangements may be discontinued at any time. As with all mutual funds, past performance (before and after taxes) does not predict the Fund's future performance. Returns and value of an investment will vary, resulting in a gain or a loss on sale.


Calendar Year Total Returns (Class T)(1)

25.00%                                                             22.22%
20.00%
15.00%
10.00%                                                                     8.00%
5.00%
0.00%                                                        0.05%
             1992   1993   1994   1995   1996   1997   1998   1999   2000   2001


The Fund's year-to-date total return through June 30, 2002 was +/-__.__%.

For period shown in bar chart:
Best quarter: 4th quarter 2001, +16.96%
Worst quarter: 3rd quarter 2001, -14.57%

The Fund


UNDERSTANDING PERFORMANCE

CALENDAR YEAR TOTAL RETURNS show the Fund's Class T share performance for each complete calendar year since the Fund commenced operations. They include the effects of Fund expenses, but not the effects of sales charges. If sales charges were included, these returns would be lower.


AVERAGE ANNUAL TOTAL RETURNS are a measure of the Fund's average performance over the past one-year and life of the Fund periods. They include the effects of Fund expenses. The table shows the returns of each share class and includes the effects of current sales charges.

The Fund's returns are compared to the S&P 500 Index, an unmanaged index that tracks the performance of 500 widely held common stocks listed on the New York Stock Exchange, the American Stock Exchange and NASDAQ. The S&P 500 is heavily weighted with the stocks of large companies. Unlike the Fund, indices are not investments, do not incur fees, expenses or taxes and are not professionally managed.


After-tax returns are calculated using the historical highest individual federal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and may not be relevant to investors who hold Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.


Average Annual Total Returns -- for periods ended December 31, 2001(1)

                                    INCEPTION                        LIFE OF THE
                                       DATE           1 YEAR             FUND
                                    ---------         ------         -----------
Class T (%)                          3/4/98
   Return Before Taxes                                [1.83]            [6.61]
   Return After Taxes on
      Distributions                                   [0.93]            [4.71]
   Return After Taxes on
      Distributions and Sale
      of Fund Shares                                  [1.64]            [4.43]

Class G (%)                          3/4/98
   Return Before Taxes                                [2.08]            [6.77]
   Return After Taxes on
      Distributions                                   __.__             __.__
   Return After Taxes on
      Distributions and Sale
      of Fund Shares                                  __.__             __.__

S&P 500 Index (%)                      N/A           -11.88             3.72(2)


(1) The returns shown include returns of Retail A shares (for Class T shares) and Retail B shares (for Class G shares), of the Galaxy Strategic Equity Fund, the predecessor to the Fund (the "Galaxy Fund"), for periods prior to [date of this prospectus].

(2)  Performance information is from February 28, 1998.

The Fund


UNDERSTANDING EXPENSES

SALES CHARGES are paid directly by shareholders to Liberty Funds Distributor, Inc., the Fund's distributor.

ANNUAL FUND OPERATING EXPENSES are paid by the Fund. They include management fees, 12b-1 fees, shareholder service fees and other administrative costs including pricing and custody services.

EXAMPLE EXPENSES help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. The table does not take into account any expense reduction arrangements discussed in the footnotes to the Annual Fund Operating Expenses table. It uses the following hypothetical conditions:

o    $10,000 initial investment

o    5% total return for each year

o    Fund operating expenses remain the same

o    Assumes reinvestment of all dividends and distributions

o Assumes Class G shares corresponding to Retail B shares of the Galaxy Fund purchased prior to January 1, 2001 convert to Class T shares after six years, and those corresponding to Retail B shares of the Galaxy Fund purchased on or after January 1, 2001 convert to Class T shares after eight years


YOUR EXPENSES

Expenses are one of several factors to consider before you invest in a mutual fund. The tables below describe the fees and expenses you may pay when you buy, hold and sell shares of the Fund.


Shareholder Fees (3) (paid directly from your investment)

                                                     CLASS T       CLASS G
                                                     -------       -------
Maximum sales charge (load) on purchases (%)
(as a percentage of the offering price)               [5.75]        [0.00]

Maximum deferred sales charge (load) on
redemptions (%) (as a percentage of the
lesser of purchase price or redemption price)          1.00(4)      [5.00]

Redemption fee (%) (as a percentage of
amount redeemed, if applicable)                            (5)           (5)


Annual Fund Operating Expenses (deducted directly from fund assets)

                                                     CLASS T       CLASS G
                                                     -------       -------
Management fee (%)                                    [0.75]        [0.75]
Distribution and service (12b-1) fees (%)             [0.00]        [0.95](6)
Other expenses (%)                                    [0.75]        [0.56]
Total annual fund operating expenses (%)              [1.50]        [2.26]


Example Expenses (your actual costs may be higher or lower)

CLASS                                    1 YEAR    3 YEARS   5 YEARS    10 YEARS
-----                                    ------    -------   -------    --------
Class T                                  $[719]   $[1,022]   $[1,346]   $[2,263]

Class G: did not sell your shares
         (shares purchased prior to
         January 1, 2001)                $[229]   $  [706]   $[1,210]   $[2,229]

         did not sell your shares
         (shares purchased on or after
         January 1, 2001)                $[229]   $  [706]   $[1,210]   $[2,404]

         sold all your shares at
         the end of the period (shares
         purchased prior to January 1,
         2001)                           $[729]   $[1,006]   $[1,410]   $[2,229]

         sold all your shares at
         the end of the period (shares
         purchased on or after
         January 1, 2001)                $[729]   $[1,106]   $[1,510]   $[2,404]


(3) A $10 annual fee is deducted from accounts of less than $1,000 and paid to the transfer agent.

(4) This charge applies only to certain Class T shares bought without an initial sales charge that are sold within 18 months of purchase, unless the shares were sold because of the death or the post-purchase disability of the shareholder or withdrawn through Liberty's Systematic Withdrawal Plan to an amount that does not annually exceed 12% of the account's value.

(5)  There is a $7.50 charge for wiring sale proceeds to your bank.

(6) The Fund may pay distribution and service (12b-1) fees up to a maximum of 1.15% of the Fund's average daily net assets attributable to Class G shares (comprised of up to 0.65% for distribution services, up to 0.25% for shareholder liaison services and up to 0.25% for administrative support services), but will limit such fees to an aggregate fee of not more than 0.95% during the current fiscal year.

YOUR ACCOUNT


INVESTMENT MINIMUMS

[Initial Investment..................... $1,000]
Subsequent Investments.................. $   50
Automatic Investment Plan*.............. $   50
Retirement Plan*........................ $   25

* The initial investment minimum of $1,000 is waived on these plans.

The Fund reserves the right to change these investment minimums. The Fund also reserves the right to refuse a purchase order for any reason, including if it believes that doing so would be in the best interest of the Fund and its shareholders.


HOW TO BUY SHARES

Your financial advisor can help you establish an appropriate investment portfolio, buy shares and monitor your investments. When the Fund receives your purchase request in "good form," your shares will be bought at the next calculated public offering price. "Good form" means that you placed your order with your brokerage firm or your payment has been received and your application is complete, including all necessary signatures.


Outlined Below Are The Various Options For Buying Shares:

METHOD                  INSTRUCTIONS
------                  ------------
Through your            Your financial advisor can help you establish your
financial advisor       account and buy Fund shares on your behalf. To receive
                        the current trading day's price, your financial advisor firm must receive your request prior to the close of the New York Stock Exchange (NYSE), usually 4:00 p.m.
                        Eastern time. Your financial advisor may charge you fees for executing the purchase for you.

By check                For existing accounts fill out and return the additional
(existing account)      investment stub included in your quarterly statement, or
                        send a letter of instruction including your Fund name and account number with a check made payable to the Fund to Liberty Funds Services, Inc., P.O. Box 8081, Boston,
                        MA 02266-8081.

By exchange             You or your financial advisor may acquire shares for
                        your account by exchanging shares you own in one fund for shares of the same class of the Fund at no additional cost. There may be an additional charge if exchanging from a money market fund. To exchange by telephone, call 1-800-422-3737.

By wire You may purchase shares by wiring money from your bank account to your Fund account. To wire funds to your Fund account, call 1-800-422-3737 to obtain a control number and the wiring instructions.

By electronic funds     You may purchase shares by electronically transferring
transfer                money from your bank account to your Fund account by
                        calling 1-800-422-3737. An electronic funds transfer may take up to two business days to settle and be considered in "good form." You must set up this feature prior to your telephone request. Be sure to complete the appropriate section of the application.

Automatic               You can make monthly or quarterly investments
investment plan         automatically from your bank account to your Fund
                        account. You can select a pre-authorized amount to be sent via electronic funds transfer. Be sure to complete the appropriate section of the application for this feature.

Automated dollar        You can purchase shares for your account by exchanging
cost averaging          $100 or more each month from another fund for shares of
                        the same class of the Fund at no additional cost. You must have a current balance of at least $5,000 in the fund the money is coming from. The designated amount will be exchanged on the third Tuesday of each month.
                        Exchanges will continue so long as your fund balance is sufficient to complete the transfers. You may terminate your program or change the amount of the exchange
                        (subject to the $100 minimum) by calling 1-800-422-3737.
                        Be sure to complete the appropriate section of the account application for this feature.

By dividend             You may automatically invest dividends distributed by
diversification         another fund into the same class of shares of the Fund
                        at no additional sales charge. To invest your dividends in the Fund, call 1-800-345-6611.

Your Account

SALES CHARGES

You may be subject to an initial sales charge when you purchase, or a contingent deferred sales charge (CDSC) when you sell, shares of the Fund. These sales charges are described below. In certain circumstances, the sales charge may be waived, as described below and in the Statement of Additional Information.

CLASS T SHARES Your purchases of Class T shares are made at the public offering price for these shares. This price includes a sales charge that is based on the amount of your initial investment when you open your account. The sales charge you pay on an additional investment is based on the total amount of your purchase and the current value of your account. A portion of the sales charge is paid as a commission to your financial advisor firm on the sale of Class T shares. The amount of the sales charge differs depending on the amount you invest as shown in the table below.


Class T Sales Charges

                                                                   % OF OFFERING
                                        AS A % OF                      PRICE
                                       THE PUBLIC      AS A %       RETAINED BY
                                        OFFERING       OF YOUR       FINANCIAL
AMOUNT OF PURCHASE                       PRICE       INVESTMENT    ADVISOR FIRM
------------------                     ----------    ----------    -------------
Less than $50,000                        [5.75]        [6.01]           _.__
$50,000 to less than $100,000            [4.50]        [4.71]           _.__
$100,000 to less than $250,000           [3.50]        [3.63]           _.__
$250,000 to less than $500,000           [2.50]        [2.56]           _.__
$500,000 to less than $1,000,000         [2.00]        [2.04]           _.__
$1,000,000 or more                       [0.00]        [0.00]           _.__


Class T shares bought without an initial sales charge in accounts aggregating $1 million or more at the time of purchase are subject to a 1.00% CDSC if the shares are sold within 12 months of the time of purchase, unless the shares were sold because of the death or the post-purchase disability of the shareholder or withdrawn through Liberty's Systematic Withdrawal Plan in an amount that does not annually exceed 12% of the account's value. Subsequent Class T share purchases that bring your account value above $1 million are subject to a CDSC if redeemed within 12 months of the date of purchase. The 12-month period begins on the first day of [the month following each purchase]. The CDSC does not apply to retirement plans purchasing through a fee-based program.

There is no sales charge when you buy Class T Shares if:

     o    You buy shares by reinvesting your dividends and distributions.

     o You buy shares with money from another Liberty Fund on which you have already paid a sales charge (as long as you buy the new shares within 90 days after selling your other shares).

     o You are an investment professional who places trades for your clients and charges them a fee.

Your Account


     o You buy shares under an all-inclusive fee program (sometimes called a "wrap fee program") offered by a broker-dealer or other financial institution

     o    You were a Galaxy shareholder before December 1, 1995.


     o You were shareholder of the Boston 1784 Funds on the date when the Funds were reorganized into Galaxy.


UNDERSTANDING CONTINGENT DEFERRED SALES CHARGES

Certain investments in Class T and G shares are subject to a CDSC, a sales charge applied at the time you sell your shares. You will pay the CDSC only on shares you sell within a certain amount of time after purchase. The CDSC generally declines each year until there is no charge for selling shares. The CDSC is applied to the net asset value at the time of purchase or sale, whichever is lower. For purposes of calculating the CDSC, the start of the holding period is the [first day/month-end] of the month in which the purchase is made. Shares you purchase with reinvested dividends or capital gains are not subject to a CDSC. In addition, there is no CDSC when Class G shares are sold because of the death or post-purchase disability of a shareholder and in certain other circumstances such as exchanges. Ask your financial adviser or the Fund's distributor, or consult the SAI, for other instances in which the CDSC is waived. When you place an order to sell shares, the Fund will automatically sell first those shares not subject to a CDSC and then those you have held the longest. This policy helps reduce and possibly eliminate the potential impact of the CDSC.

[For Class T share purchases of $1 million or more, financial advisors receive a cumulative commission from the distributor as follows:


Purchases Over $1 Million

AMOUNT PURCHASED                                             COMMISSION %
----------------                                             ------------
First $3 million                                                 1.00
$3 million to less than $5 million                               0.80
$5 million to less than $25 million                              0.50
$25 million or more                                              0.25


The commission to financial advisors for Class T share purchases of $25 million or more is paid over 12 months but only to the extent the shares remain outstanding.

For Class T share purchases by participants in certain group retirement plans offered through a fee-based program, financial advisors receive a 1.00% commission from the distributor on all purchases of less than $3 million.]

REDUCED SALES CHARGES FOR LARGER INVESTMENTS There are two ways for you to pay a lower sales charge when purchasing Class T shares. The first is through Rights of Accumulation. If the combined value of the Fund accounts in all classes maintained by you, your spouse or your minor children reaches a sales charge discount level (according to the chart on the previous page), your next purchase will receive the lower sales charge. The second is by signing a Statement of Intent within 90 days of your purchase. By doing so, you would be able to pay the lower sales charge on all purchases by agreeing to invest a total of at least $50,000 within 13 months. If your Statement of Intent purchases are not completed within 13 months, you will be charged the applicable sales charge on the amount you had invested to that date. In addition, certain investors may purchase shares at a reduced sales charge or net asset value, which is the value of a fund share excluding any sales charges. See the Statement of Additional Information for a description of these situations.

CLASS G SHARES Your purchases of Class G shares are made at Class G's net asset value. Class G shares have no front-end sales charge, but they do carry a CDSC that is imposed only on shares sold prior to elimination of the CDSC as shown in the applicable chart below. The CDSC generally declines each year and eventually disappears over time. The distributor pays your financial advisor firm an up-front commission on sales of Class G shares as described in the charts below.

Your Account


CDSCs for Class G shares received in exchange for Retail B shares of the Galaxy Fund that were purchased prior to January 1, 2001:

Class G Sales Charges

                                                         % DEDUCTED WHEN
HOLDING PERIOD AFTER PURCHASE                            SHARES ARE SOLD
-----------------------------                            ---------------
Through first year                                            [5.00]
Through second year                                           [4.00]
Through third year                                            [3.00]
Through fourth year                                           [3.00]
Through fifth year                                            [2.00]
Through sixth year                                            [1.00]
Longer than six years                                         [None]


CDSCs for Class G shares received in exchange for Retail B shares of the Galaxy Fund that were purchased on or after January 1, 2001:

                                                         % DEDUCTED WHEN
HOLDING PERIOD AFTER PURCHASE                            SHARES ARE SOLD
-----------------------------                            ---------------
Through first year                                            [5.00]
Through second year                                           [4.00]
Through third year                                            [4.00]
Through fourth year                                           [4.00]
Through fifth year                                            [3.00]
Through sixth year                                            [2.00]
Through the seventh year                                      [1.00]
Longer than seven years                                       [None]


Commission to financial advisors is _.__%.

Class G shares received in exchange for Retail B shares of the Galaxy Fund that were purchased prior to January 1, 2001 will automatically convert to Class T shares six years after purchase. Class G shares received in exchange for Retail B shares of the Galaxy Fund that were purchased on or after January 1, 2001 will automatically convert to Class T shares eight years after purchase.

Your Account

HOW TO EXCHANGE SHARES

You may exchange your Class T shares for Class A or Class T shares, and may exchange your Class G Shares for Class B or Class G shares, of another fund distributed by Liberty Funds Distributor, Inc. at net asset value. If your shares are subject to a CDSC, you will not be charged a CDSC upon the exchange. However, when you sell the shares acquired through the exchange, the shares sold may be subject to a CDSC, depending upon when you originally purchased the shares you are exchanging. For purposes of computing the CDSC, the length of time you have owned your shares will be computed from the date of your original purchase and the applicable CDSC will be the CDSC of the original fund. Class T and Class G shares, once exchanged for Class A or Class B shares, may not be further exchanged for Class T or Class G shares. Unless your account is part of a tax-deferred retirement plan, an exchange is a taxable event, and you may realize a gain or a loss for tax purposes. The Fund may terminate your exchange privilege if the advisor determines that your exchange activity is likely to adversely impact its ability to manage the Fund. To exchange by telephone, call 1-800-422-3737.


HOW TO SELL SHARES

Your financial advisor can help you determine if and when you should sell your shares. You may sell shares of the Fund on any regular business day that the NYSE is open.

When the Fund receives your sales request in "good form," shares will be sold at the next calculated price. "Good form" means that money used to purchase your shares is fully collected. When selling shares by letter of instruction, "good form" also means (i) your letter has complete instructions, the proper signatures and signature guarantees, (ii) you have included any certificates for shares to be sold, and (iii) any other required documents are attached. For additional documents required for sales by corporations, agents, fiduciaries and surviving joint owners, please call 1-800-345-6611. Retirement plan accounts have special requirements; please call 1-800-799-7526 for more information.

The Fund will generally send proceeds from the sale to you within seven days (usually on the next business day after your request is received in "good form"). However, if you purchased your shares by check, the Fund may delay sending the proceeds from the sale of your shares for up to 15 days after your purchase to protect against checks that are returned. No interest will be paid on uncashed redemption checks. Redemption proceeds may be paid in securities, rather than in cash, under certain circumstances. For more information, see the paragraph "Non Cash Redemptions" under the section "How to Sell Shares" in the Statement of Additional Information.

Your Account


OUTLINED BELOW ARE THE VARIOUS OPTIONS FOR SELLING SHARES:

METHOD                  INSTRUCTIONS
------                  ------------
Through your            You may call your financial advisor to place your sell
financial advisor       order. To receive the current trading day's price, your
                        financial advisor firm must receive your request prior to the close of regular trading on the NYSE, usually
                        4:00 p.m. Eastern time. Your financial advisor may charge you fees for executing a redemption for you.

By exchange             You or your financial advisor may sell shares by
                        exchanging from the Fund into the same share class of another fund at no additional cost. To exchange by telephone, call 1-800-422-3737.

By telephone            You or your financial advisor may sell shares by
                        telephone and request that a check be sent to your address of record by calling 1-800-422-3737, unless you have notified the Fund of an address change within the previous 30 days. The dollar limit for telephone sales is $100,000 in a 30-day period. You do not need to set up this feature in advance of your call. Certain restrictions apply to retirement accounts. For details, call 1-800-345-6611.

By mail You may send a signed letter of instruction or stock power form along with any share certificates to be sold to the address below. In your letter of instruction, note the Fund's name, share class, account number, and the dollar value or number of shares you wish to sell. All account owners must sign the letter, and signatures must be guaranteed by either a bank, a member firm of a national stock exchange or another eligible guarantor institution. Additional documentation is required for sales by corporations, agents, fiduciaries, surviving joint owners and individual retirement account owners. For details, call 1-800-345-6611.

                        Mail your letter of instruction to Liberty Funds Services, Inc., P.O. Box 8081, Boston, MA 02266-8081.

By wire You may sell shares and request that the proceeds be wired to your bank. You must set up this feature prior to your telephone request. Be sure to complete the appropriate section of the account application for this feature.

By systematic           You may automatically sell a specified dollar amount or
withdrawal plan         percentage of your account on a monthly, quarterly or
                        semi-annual basis and have the proceeds sent to you if your account balance is at least $5,000. This feature is not available if you hold your shares in certificate form. All dividend and capital gains distributions must be reinvested. Be sure to complete the appropriate section of the account application for this feature.

By electronic           You may sell shares and request that the proceeds be
funds transfer          electronically transferred to your bank. Proceeds may
                        take up to two business days to be received by your bank. You must set up this feature prior to your request. Be sure to complete the appropriate section of the account application for this feature.

Your Account


FUND POLICY ON TRADING OF FUND SHARES

The Fund does not permit short-term or excessive trading in its shares. Excessive purchases, redemptions or exchanges of Fund shares disrupt portfolio management and increase Fund expenses. In order to promote the best interests of the Fund, the Fund reserves the right to reject any purchase order or exchange request, particularly from market timers or investors who, in the advisor's opinion, have a pattern of short-term or excessive trading or whose trading has been or may be disruptive to the Fund. The fund into which you would like to exchange also may reject your request.


DISTRIBUTION AND SERVICE FEES

The Fund has adopted a plan under Rule 12b-1 that permits it to pay the Fund's distributor marketing and other fees to support the sale and distribution of Class G shares and certain services provided to you by your financial advisor. The annual fees for shareholder liaison services and administrative support may equal up to 0.50% for Class G shares. The annual distribution fee may equal up to 0.65% for Class G shares. The Fund does not intend to pay more than a total of 0.95% for Class G shares in distribution and shareholder service fees during the current fiscal year. The Fund has also adopted a plan that permits it to pay for certain services provided to Class T shareholders by their financial advisor. The annual service fee may equal up to 0.50% for Class T shares. The Fund does not intend to pay more than 0.30% for Class T shares in shareholder service fees during the current fiscal year. The foregoing fees are paid out of the assets of the relevant classes. Over time, these fees will reduce the return on your investment and may cost you more than paying other types of sales charges. Class G shares automatically convert to Class T shares after a certain number of years, eliminating a portion of these fees upon conversion. Conversion may occur six or eight years after purchase, depending on the program under which you purchased your shares. See "Your Account; Sales Charges" for the conversion schedule applicable to Class G shares.

Your Account


OTHER INFORMATION ABOUT YOUR ACCOUNT

HOW THE FUND'S SHARE PRICE IS DETERMINED The price of each class of the Fund's shares is based on its net asset value. The net asset value is determined at the close of regular trading on the NYSE, usually 4:00 p.m. Eastern time, on each business day that the NYSE is open (typically Monday through Friday).

When you request a transaction, it will be processed at the net asset value (plus any applicable sales charges) next determined after your request is received in "good form" by the distributor. In most cases, in order to receive that day's price, the distributor must receive your order before that day's transactions are processed. If you request a transaction through your financial advisor firm, the firm must receive your order by the close of trading on the NYSE to receive that day's price.

The Fund determines its net asset value for each share class by dividing each class's total net assets by the number of that class's outstanding shares. In determining the net asset value, the Fund must determine the price of each security in its portfolio at the close of each trading day. Securities for which market quotations are available are valued each day at the current market value. However, where market quotations are unavailable, or when the advisor believes that subsequent events have made them unreliable, the Fund may use other data to determine the fair value of the securities.

You can find the daily prices of some share classes for the Fund in most major daily newspapers under the caption "Liberty." You can find daily prices for all share classes by visiting the Fund's web site at www.libertyfunds.com.

ACCOUNT FEES If your account value falls below $1,000 (other than as a result of depreciation in share value) you may be subject to an annual account fee of $10. This fee is deducted from the account in June each year. Approximately 60 days prior to the fee date, the Fund's transfer agent will send you written notification of the upcoming fee. If you add money to your account and bring the value above $1,000 prior to the fee date, the fee will not be deducted.

SHARE CERTIFICATES Share certificates are not available for Class G shares. Certificates will be issued for Class T shares only if requested. If you decide to hold share certificates, you will not be able to sell your shares until you have endorsed your certificates and returned them to the distributor.

Your Account

UNDERSTANDING FUND DISTRIBUTIONS

The Fund earns income from the securities it holds. The Fund also may realize capital gains or losses on sales of its securities. The Fund distributes substantially all of its net investment income and capital gains to shareholders. As a shareholder, you are entitled to a portion of the Fund's income and capital gains, generally based on the number of shares you own at the time these distributions are declared.

DIVIDENDS, DISTRIBUTIONS AND TAXES The Fund has the potential to make the following distributions:

Types of Distributions

Dividends               Represents interest and dividends earned from securities
                        held by the Fund, net of expenses incurred by the Fund.

Capital gains           Represents net long-term capital gains on sales of
                        securities held for more than 12 months and net short-term capital gains, which are gains on sales of securities held for a 12-month period or less.


DISTRIBUTION OPTIONS The Fund distributes dividends quarterly and any capital gains (including short-term capital gains) at least annually. You can choose one of the options listed in the table below for these distributions when you open your account. To change your distribution option, call 1-800-345-6611.

If you do not indicate on your application or at the time your account is established your preference for handling distributions, the Fund will automatically reinvest all distributions in additional shares of the Fund.


Distribution Options




Reinvest all distributions in additional shares of your current fund

Reinvest all distributions in shares of another fund

Receive dividends in cash (see options below) and reinvest capital gains

Receive all distributions in cash (with one of the following options):

o    send the check to your address of record

o    send the check to a third party address

o    transfer the money to your bank via electronic funds transfer


Distributions of $10 or less will automatically be reinvested in additional Fund shares. If you elect to receive distributions by check and the check is returned as undeliverable, or if you do not cash a distribution check within six months of the check date, the distribution will be reinvested in additional shares of the Fund. All subsequent distributions will be reinvested.

Your Account


TAX CONSEQUENCES Unless you are an entity exempt from income taxes, regardless of whether you receive your distributions in cash or reinvest them in additional Fund shares, all Fund distributions are subject to federal income tax. Depending on the state where you live, distributions may also be subject to state and local income taxes.

In general, any distributions of dividends, interest and short-term capital gains are taxable as ordinary income. Distributions of long-term capital gains are generally taxable as such, regardless of how long you have held your Fund shares. You will be provided with information each year regarding the amount of ordinary income and capital gains distributed to you for the previous year and any portion of your distribution which is exempt from state and local taxes. Your investment in the Fund may have additional personal tax implications. Please consult your tax advisor about foreign, federal, state, local or other applicable tax laws.

In addition to the dividends and capital gains distributions made by the Fund, you may realize a capital gain or loss when selling and exchanging shares of the Fund. Such transactions may also be subject to federal, state and local income tax.

MANAGING THE FUND

INVESTMENT ADVISOR

Fleet Investment Advisors Inc. (Fleet), located at 100 Federal Street, Boston, Massachusetts 02110, is the Fund's investment advisor. In its duties as investment advisor, Fleet runs the Fund's day-to-day business, including placing all orders for the purchase and sale of the Fund's portfolio securities. Fleet has been an investment advisor since 1984. Fleet also provides investment management and advisory services to individual and institutional clients. As of December 31, 2001, Fleet managed over $166 billion in assets.

For the fiscal year or period ended October 31, 2001, aggregate advisory fees paid to Fleet by the Fund amounted to 0.55% of average daily net assets of the Fund.


PORTFOLIO MANAGER

Scott L. Davis, CFA, a Vice President of Fleet, is the manager for the Fund and has managed the Fund since November 1, 2001. Mr. Davis has been with Fleet since 1985.

Financial Highlights

The financial highlights table is intended to help you understand the Fund's financial performance. Information is shown for the Fund's last five fiscal years, which run from November 1 to October 31, and relates to the Galaxy Strategic Equity Fund, the Fund's predecessor fund. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that you would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information is included in the Fund's financial statements which, for the fiscal years ended on or after October 31, 1999, have been audited by Ernst & Young LLP, independent auditors, whose report, along with the Fund's financial statements, is included in the Fund's annual report. The information for periods ended on October 31, 1998 has been audited by other independent auditors, whose report expressed an unqualified opinion on those financial statements and highlights. You can request a free annual report by calling 1-800-426-3750.

                                                             Year ended October 31,
                                              -------------------------------------------------
                                                2001          2000          1999        1998(a)
                                              Class T       Class T       Class T       Class T
                                              -------       -------       -------       -------
Net asset value --
Beginning of period ($)                        [10.46]        [9.89]        [9.62]      [10.00]

INCOME FROM INVESTMENT OPERATIONS ($):
Net investment income (loss)(b)                 [0.03](d)     [0.04]        [0.04](d)        --(e)
Net realized and unrealized gain (loss)       [(0.11)]        [1.75]        [0.27]     [(0.38)]
Total from Investment Operations              [(0.08)]        [1.79]        [0.31]     [(0.38)]

LESS DISTRIBUTIONS DECLARED
TO SHAREHOLDERS ($):
From net investment income                    [(0.03)]      [(0.04)]      [(0.03)]           --
From net realized gains                       [(0.33)]      [(1.18)]      [(0.01)]           --
Total Distributions
Declared to Shareholders                      [(0.36)]      [(1.22)]      [(0.04)]           --
Net asset value --
End of period ($)                              [10.02]       [10.46]        [9.89]       [9.62]
Total return (%)(c)                           [(0.83)]       [21.09]        [3.25]     [(3.75)](f)

RATIOS TO AVERAGE
NET ASSETS (%):
Expenses (excluding reimbursement/waiver)       [1.50]        [1.60]        [1.63]       [2.41](g)
Net investment income                           [0.25]        [0.40]        [0.41]       [0.06](g)
Waiver/reimbursement (op. exp. including
waiver)                                         [1.24]        [1.20]        [1.19]       [1.40](g)
Portfolio turnover rate (%)                       [81]          [81]          [79]         [30](f)
Net assets, end of period (000's) ($)          [8,400]       [8,505]       [8,229]      [4,051]

(a)  The Fund commenced operations on March 4, 1998.

(b) Net investment income per share before reimbursement/waiver of fees by the advisor and/or its affiliates and/or the administrator for Class T shares for the years ended October 31, 2001, 2000, 1999 and the period ended October 31, 1998 were $0.00(d), $0.00, $0.00(d) and $0.00 respectively.

(c) [Total return at net asset value assuming all distributions reinvested and no initial or contingent deferred sales charge.]

(d) Per share data was calculated using the [weighted average shares outstanding method] during the period.

(e)  Net investment income per share is less than $0.005.

(f)  Not Annualized.

(g)  Annualized.

Financial Highlights

                                                             Year ended October 31,
                                              --------------------------------------------------
                                                2001          2000          1999        1998(a)
                                              Class G       Class G       Class G       Class G
                                              -------       -------       --------      --------
Net asset value --
Beginning of period ($)                        [10.37]        [9.84]         [9.61]       [10.00]
INCOME FROM INVESTMENT OPERATIONS ($):
Net investment income (loss) (b)              [(0.06)](d)   [(0.04)]       [(0.02)](d)   [(0.02)]
Net realized and unrealized gain (loss)       [(0.11)]        [1.75]         [0.26]      [(0.37)]
Total from Investment Operations              [(0.17)]        [1.71]         [0.24]      [(0.39)]

LESS DISTRIBUTIONS DECLARED TO
SHAREHOLDERS ($):
From net investment income                         --           --(e)           --            --
From net realized gains                       [(0.33)]      [(1.18)]       [(0.01)]           --
Total Distributions
Declared to Shareholders                      [(0.33)]      [(1.18)]       [(0.01)]           --
Net asset value --
End of period ($)                               [9.87]       [10.37]         [9.84]        [9.61]
Total return (%)(c)                           [(1.71)]       [20.33]         [2.50]      [(4.76)](f)

RATIOS TO AVERAGE NET ASSETS (%):
Expenses (excluding reimbursement/waiver)       [2.26]        [2.35]         [2.40]        [3.05](g)
Net investment income                         [(0.53)]      [(0.35)]       [(0.24)]      [(0.55)](g)
Waiver/reimbursement (op. exp. including
waiver)                                         [2.02]        [1.95]         [1.84]        [2.01](g)
Portfolio turnover rate (%)                       [81]          [81]           [79]          [30](f)
Net assets, end of period (000's) ($)          [2,286]       [1,555]        [1,348]         [583]

(a)  The Fund commenced operations on March 4, 1998.

(b) Net income (loss) per shares before reimbursement/waiver of fees by the advisor and/or its affiliates and/or the administrator for Class G Shares for the years ended October 31, 2001, 2000 and 1999 and the period ended October 31, 1998 were $(0.06)(d), $(0.08), $(0.08)(d) and $(0.06), respectively.

(c) [Total return at net asset value assuming all distributions reinvested and no initial or contingent deferred sales charge].

(d) Per share data was calculated using the [weighted average shares outstanding method] during the period.

(e)  Dividends from net investment income are less than $0.005 per share.

(f)  Not Annualized.

(g)  Annualized.

                                     NOTES
                                                                              21

                                     Notes
                                                                              22

FOR MORE INFORMATION

Additional information about the Fund's investments will be published in the Fund's semi-annual and annual reports to shareholders. The annual report will contain a discussion of the market conditions and investment strategies that significantly affected the Fund's performance over its last fiscal year.

You may wish to read the Statement of Additional Information for more information on the Fund and the securities in which it invests. The Statement of Additional Information is incorporated into this prospectus by reference, which means that it is considered to be part of this prospectus.

You can get free copies of reports and the Statement of Additional Information, request other information and discuss your questions about the Fund by writing or calling the Fund's distributor at:

Liberty Funds Distributor, Inc.
One Financial Center
Boston, MA 02111-2621
1-800-426-3750
www.libertyfunds.com

Text-only versions of all Fund documents can be viewed online or downloaded from the EDGAR database on the Securities and Exchange Commission internet site at WWW.SEC.GOV.

You can review and copy information about the Fund by visiting the following location, and you can obtain copies, upon payment of a duplicating fee by electronic request at the E-mail address publicinfo@sec.gov or by writing the:

Public Reference Room
Securities and Exchange Commission
Washington, DC 20549-0102

Information on the operation of the Public Reference Room may be obtained by calling 1-202-942-8090.

INVESTMENT COMPANY ACT FILE NUMBER:

Liberty-Stein Roe Funds Investment Trust: 811-4978

o    Liberty Strategic Equity Fund (formerly named Galaxy Strategic Equity Fund)

--------------------------------------------------------------------------------

                [LIBERTYFUNDS LOGO]

                        A Member of Columbia Management Group

                        (C) 2002 Liberty Funds Distributor, Inc.
                        A Member of Columbia Management Group
                        One Financial Center, Boston, MA 02111-2621
       [Job Code]       800-426-3750 www.libertyfunds.com

LIBERTY INTERNATIONAL EQUITY FUND
                                           PROSPECTUS, _______________ ___, 2002
--------------------------------------------------------------------------------

CLASS Z SHARES

Advised by Fleet Investment Advisors Inc.

Only eligible investors may purchase Class Z shares. See "Your Account - Eligible Investors" for more information.

Although these securities have been registered with the Securities and Exchange Commission, the Commission has not approved or disapproved any shares offered in this prospectus or determined whether this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.


TABLE OF CONTENTS

THE FUND                                                                      XX
--------------------------------------------------------------------------------

Investment Goal ............................................................. xx
Principal Investment Strategies ............................................. xx
Principal Investment Risks .................................................. xx
Performance History ......................................................... xx
Your Expenses ............................................................... xx


YOUR ACCOUNT                                                                  XX
--------------------------------------------------------------------------------

How to Buy Shares ........................................................... xx
Eligible Investors .......................................................... xx
Sales Charges ............................................................... xx
How to Exchange Shares ...................................................... xx
How to Sell Shares .......................................................... xx
Fund Policy on Trading of Fund Shares ....................................... xx
Other Information About Your Account ........................................ xx


MANAGING THE FUND                                                             XX
--------------------------------------------------------------------------------

Investment Advisor .......................................................... xx
Portfolio Managers........................................................... xx


FINANCIAL HIGHLIGHTS                                                          XX
--------------------------------------------------------------------------------

---------------------------------
Not FDIC        May Lose Value
                -----------------
Insured         No Bank Guarantee
---------------------------------

THE FUND
--------------------------------------------------------------------------------

INVESTMENT GOAL
--------------------------------------------------------------------------------

The Fund seeks long-term capital appreciation.

PRINCIPAL INVESTMENT STRATEGIES
--------------------------------------------------------------------------------

Under normal circumstances, the Fund invests at least 80% of its net assets plus any borrowings for investment purposes in equity securities, primarily the equity securities of foreign issuers. At all times, the Fund's assets will be invested in companies located in at least three different foreign countries. Normally, no more than 20% of the Fund's total assets will be invested in companies located in countries with emerging economies or emerging securities markets. The Fund emphasizes larger established companies, although it may invest in companies of any size. The Fund may engage in transactions for the purpose of hedging its portfolio, such as options, futures and foreign currencies.

The investment process of the Fund's investment sub-advisor begins with fundamental analysis of companies, including both bottom-up and top-down factors. Bottom-up analysis includes a thorough understanding of a company's prospects as reflected in its operating cash flow, including industry cycle, capital requirements, growth opportunities and financial structure. Top-down factors are incorporated into the sub-advisor's analysis of the company. For example, the sub-advisor considers how interest rates and currency may impact prospective cash flow and earnings. Country and market risks, both of which are critically important, are embodied in interest rates, which are the basis for risk-adjusting the sub-advisor's return expectations for individual companies. In this way, the sub-advisor arrives at a risk-adjusted return potential for each company analyzed, which then gives the sub-advisor the basis for comparing investment opportunities across developed and emerging markets.

The Fund will sell a security if it has achieved its performance objective, if fundamentals change performance expectations, or if alternative investments provide potentially more attractive returns.

At times, the sub-advisor may determine that adverse market conditions make it desirable to suspend temporarily the Fund's normal investment activities. During such times, the Fund may, but is not required to, invest in cash or high-quality, short-term debt securities, without limit. Taking a temporary defensive position may prevent the Fund from achieving its investment goal.

In seeking to achieve its investment goal, the Fund may invest in various types of securities and engage in various investment techniques which are not the principal focus of the Fund and, therefore, are not described in this prospectus. These types of securities and investment practices are identified and discussed in the Fund's Statement of Additional Information, which you may obtain free of charge (see back cover). Approval by the Fund's shareholders is not required to modify or change the Fund's investment goal or investment strategies.

THE FUND

PRINCIPAL INVESTMENT RISKS
--------------------------------------------------------------------------------

The principal risks of investing in the Fund are described below. There are many circumstances (including additional risks that are not described here) which could prevent the Fund from achieving its investment goal. You may lose money by investing in the Fund.

Management risk means that the sub-advisor's stock and bond selections and other investment decisions might produce losses or cause the Fund to underperform when compared to other funds with a similar investment goal. Market risk means that security prices in a market, sector or industry may fall, reducing the value of your investment. Because of management and market risk, there is no guarantee that the Fund will achieve its investment goal or perform favorably compared with comparable funds.

Since it purchases equity securities, the Fund is subject to equity risk. This is the risk that stock prices will fall over short or extended periods of time. Although the stock market has historically outperformed other asset classes over the long term, the equity market tends to move in cycles. Individual stock prices may fluctuate drastically from day-to-day and may underperform other asset classes over an extended period of time. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These price movements may result from factors affecting individual companies, industries or the securities market as a whole.

Foreign securities are subject to special risks. Foreign markets can be extremely volatile. Fluctuations in currency exchange rates may impact the value of foreign securities without a change in the intrinsic value of those securities. The liquidity of foreign securities may be more limited than domestic securities, which means that the Fund may, at times, be unable to sell foreign securities at desirable prices. Brokerage commissions, custodial fees and other fees are generally higher for foreign investments. Foreign governments may impose withholding taxes which would reduce the amount of income and capital gains available to distribute to shareholders. Other risks include the following: possible delays in the settlement of transactions or in the notification of income; less publicly available information about companies; the impact of political, social or diplomatic events; possible seizure, expropriation or nationalization of the company or its assets; and possible imposition of currency exchange controls.

THE FUND


Investment in emerging markets is subject to additional risk. The risks of foreign investments are typically increased in less developed countries, which are sometimes referred to as emerging markets. For example, political and economic structures in these countries may be new and developing rapidly, which may cause instability. These countries are also more likely to experience high levels of inflation, deflation or currency devaluations, which could hurt their economies and securities markets.

The Fund may invest 25% or more of its assets in the securities of companies located in one country, and thus is subject to country risk. When the Fund invests a high percentage of its assets in a particular country, the Fund will be especially susceptible to factors affecting that country.

The Fund may invest in derivatives, such as options, futures and foreign currencies, To hedge against market risk or the currency risk of its foreign investments. There is no guarantee that hedging will always work. Hedging can also prevent the Fund from making a gain if markets move in the opposite direction to the hedge.

A DERIVATIVE is an investment whose value is based on or derived from the performance of other securities or interest or currency exchange rates or indices. Derivatives are considered to carry a higher degree of risk than other types of securities.

An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

THE FUND

PERFORMANCE HISTORY
--------------------------------------------------------------------------------

The bar chart below shows changes in the Fund's calendar year total returns for its Class Z shares. The performance table following the bar chart shows how the Fund's average annual returns for Class Z shares compare with those of broad measures of market performance for 1 year, 5 years and 10 years.(1) The chart and table are intended to illustrate some of the risks of investing in the Fund by showing the changes in the Fund's performance. All returns include the reinvestment of dividends and distributions. Performance results include the effect of expense reduction arrangements, if any. If these arrangements had not been in place, the performance results would have been lower. Any expense reduction arrangements may be discontinued at any time. As with all mutual funds, past performance (before and after taxes) does not predict the Fund's future performance. Returns and value of an investment will vary, resulting in a gain or a loss on sale.

CALENDAR YEAR TOTAL RETURNS (CLASS Z)(1)
--------------------------------------------------------------------------------

[BAR CHART]

Year

1992           -2.29%
1993           31.62%
1994           -2.39%
1995           11.74%
1996           10.74%
1997           14.09%
1998           21.99%
1999           41.89%
2000          -19.91%
2001          -26.90%

The Fund's year-to-date total return through June 30, 2002 was +/-__.__%.

For period shown in bar chart:
Best quarter: 4th quarter 1999, +24.53%
Worst quarter: 3rd quarter 2001, -18.34%

THE FUND

UNDERSTANDING PERFORMANCE

CALENDAR YEAR TOTAL RETURNS show the Fund's Class Z share performance for each of the last ten complete calendar years. They include the effects of Fund expenses.

AVERAGE ANNUAL TOTAL RETURNS are a measure of the Fund's average performance over the past one-year, five-year and ten-year periods. They include the effects of Fund expenses.

Beginning in [20__], the Fund's benchmark was changed to the Morgan Stanley Capital International (MSCI) All Country World ex. U.S. Index, an unmanaged index of global stock market performance which includes developed and emerging markets but excludes the United States. Previously, the Fund's returns were compared to the Morgan Stanley Capital International Europe, Australasia and Far East Index (MSCI EAFE Index), an unmanaged index that tracks the performance of selected equity securities in Europe, Australia, Asia and the Far East. The advisor believes that the MSCI All Country World ex. U.S. Index includes companies that better represent the composition of the Fund's portfolio than the MSCI EAFE Index. The Fund's average annual returns for the one-year, five-year and ten-year periods are shown compared to the MSCI All Country World ex. U.S. Index, as well as the Fund's previous benchmark, the MSCI EAFE Index.

After-tax returns are calculated using the historical highest individual federal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and may not be relevant to investors who hold Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

AVERAGE ANNUAL TOTAL RETURNS-- FOR PERIODS ENDED DECEMBER 31, 2001(1)
--------------------------------------------------------------------------------

                              INCEPTION
                                 DATE        1 YEAR       5 YEARS      10 YEARS
Class Z (%)                    12/30/91
    Return Before Taxes                     [-26.90]       [2.95]       [6.03]
    Return After Taxes on
      Distributions                         [-27.50]       [1.39]       [4.82]
    Return After Taxes on
      Distributions and
      Sale of Fund Shares                   [-16.39]       [2.31]       [4.80]
--------------------------------------------------------------------------------
MSCI EAFE Index (%)                 N/A      -21.44         0.89          4.46
--------------------------------------------------------------------------------
MSCI All Country World ex           N/A
U.S. Index                                   -19.50         0.89          4.61

(1) [The returns shown include returns of Trust shares of the Galaxy International Equity Fund, the predecessor to the Fund (the "Galaxy Fund"), for periods prior to [date of this prospectus].

THE FUND

UNDERSTANDING EXPENSES
--------------------------------------------------------------------------------

ANNUAL FUND OPERATING EXPENSES are paid by the Fund. They include management and administration fees and other administrative costs including pricing and custody services.

EXAMPLE EXPENSES help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. The table does not take into account any expense reduction arrangements discussed in the footnotes to the Annual Fund Operating Expenses table. It uses the following hypothetical conditions:

-        $10,000 initial investment

-        5% total return for each year

-        Fund operating expenses remain the same

-        Assumes reinvestment of all dividends and distributions

YOUR EXPENSES
--------------------------------------------------------------------------------

Expenses are one of several factors to consider before you invest in a mutual fund. The tables below describe the fees and expenses you may pay when you buy, hold and sell shares of the Fund.

SHAREHOLDER FEES (2) (PAID DIRECTLY FROM YOUR INVESTMENT)
--------------------------------------------------------------------------------

Maximum sales charge (load) on purchases (%)
(as a percentage of the offering price)                                    0.00
--------------------------------------------------------------------------------
Maximum deferred sales charge (load) on
redemptions (%) (as a percentage of the
lesser of purchase price or redemption price)                              0.00
--------------------------------------------------------------------------------
Redemption fee (%) (as a percentage of
amount redeemed, if applicable)                                              (3)

ANNUAL FUND OPERATING EXPENSES (DEDUCTED DIRECTLY FROM FUND ASSETS)
--------------------------------------------------------------------------------

Management fee (4) (%)                                                    [0.88]
--------------------------------------------------------------------------------
Distribution and service (12b-1) fees (%)                                  0.00
--------------------------------------------------------------------------------
Other expenses (%)                                                        [0.28]
--------------------------------------------------------------------------------
Total annual fund operating expenses (%)                                  [1.16]
--------------------------------------------------------------------------------

EXAMPLE EXPENSES (YOUR ACTUAL COSTS MAY BE HIGHER OR LOWER)
--------------------------------------------------------------------------------

    1 YEAR       3 YEARS      5 YEARS      10 YEARS
    $[118]        $[368]       $[638]      $[1,409]

(2) A $10 annual fee is deducted from accounts of less than $1,000 and paid to the transfer agent.

(3)      There is a $7.50 charge for wiring sale proceeds to your bank.

(4) The Fund's advisor has voluntarily agreed to waive a portion of management fees for Class Z shares. As a result, actual management fees for Class Z shares would be 0.63% and total annual fund operating expenses for Class Z shares would be 0.91%. This arrangement may be modified or terminated by the advisor at any time.

YOUR ACCOUNT
--------------------------------------------------------------------------------

HOW TO BUY SHARES
--------------------------------------------------------------------------------

Your financial advisor can help you establish an appropriate investment portfolio, buy shares and monitor your investments. When the Fund receives your purchase request in "good form," your shares will be bought at the next calculated price. "Good form" means that you placed your order with your brokerage firm or your payment has been received and your application is complete, including all necessary signatures.

OUTLINED BELOW ARE THE VARIOUS OPTIONS FOR BUYING SHARES:
--------------------------------------------------------------------------------

METHOD                      INSTRUCTIONS
Through your financial      Your financial advisor can help you
advisor                     establish your account and buy Fund shares
                            on your behalf. To receive the current trading day's
                            price, your financial advisor firm must receive your
                            request prior to the close of the New York Stock
                            Exchange (NYSE), usually 4:00 p.m. Eastern time.
                            Your financial advisor may charge you fees for
                            executing the purchase for you.
--------------------------------------------------------------------------------
By check                    For new accounts send a completed
(new account)               application and check made payable to the
                            Fund to the transfer agent, Liberty Funds
                            Services, Inc., P.O. Box 8081, Boston, MA
                            02266-8081.
--------------------------------------------------------------------------------
By check                    For existing accounts fill out and return
(existing account)          the additional investment stub included in
                            your quarterly statement, or send a letter
                            of instruction including your Fund name and
                            account number with a check made payable to
                            the Fund to Liberty Funds Services, Inc.,
                            P.O. Box 8081, Boston, MA 02266-8081.
--------------------------------------------------------------------------------
By exchange                 You or your financial advisor may acquire
                            shares for your account by exchanging
                            shares you own in one fund for shares of
                            the same class or Class A of the Fund at no
                            additional cost.  There may be an
                            additional charge if exchanging from a
                            money market fund.  To exchange by
                            telephone, call 1-800-422-3737.
--------------------------------------------------------------------------------
[BY WIRE                    YOU MAY PURCHASE SHARES BY WIRING MONEY FROM YOUR
                            BANK ACCOUNT TO YOUR FUND ACCOUNT. TO WIRE FUNDS
                            TO YOUR FUND ACCOUNT, CALL 1-800-422-3737 TO OBTAIN
                            A CONTROL NUMBER AND THE WIRING INSTRUCTIONS.]
--------------------------------------------------------------------------------
By electronic funds         You may purchase shares by electronically
transfer                    transferring money from your bank account
                            to your Fund account by calling 1-800-422-3737. An
                            electronic funds transfer may take up to two
                            business days to settle and be considered in "good
                            form." You must set up this feature prior to your
                            telephone request. Be sure to complete the
                            appropriate section of the application.
--------------------------------------------------------------------------------
Automatic                   You can make monthly or quarterly
investment plan             investments automatically from your bank
                            account to your Fund account. You can select a
                            pre-authorized amount to be sent via electronic
                            funds transfer. Be sure to complete the appropriate
                            section of the application for this feature.
--------------------------------------------------------------------------------
Automated dollar cost       You can purchase shares for your account by
averaging                   exchanging $100 or more each month from
                            another fund for shares of the same class of the
                            Fund at no additional cost. You must have a current
                            balance of at least $5,000 in the fund the money is
                            coming from. The designated amount will be exchanged
                            on the third Tuesday of each month. Exchanges will
                            continue so long as your fund balance is sufficient
                            to complete the transfers. You may terminate your
                            program or change the amount of the exchange
                            (subject to the $100 minimum) by calling
                            1-800-422-3737. Be sure to complete the appropriate
                            section of the account application for this feature.
--------------------------------------------------------------------------------
By dividend                 You may automatically invest dividends
diversification             distributed by another fund into the same
                            class of shares of the Fund at no
                            additional sales charge.  To invest your
                            dividends in the Fund, call 1-800-345-6611.

YOUR ACCOUNT

ELIGIBLE INVESTORS
--------------------------------------------------------------------------------

Only Eligible Investors may purchase Class Z shares of the Fund, directly or by exchange. The Eligible Investors described below are subject to different minimum initial investment requirements. Eligible Investors and their applicable investment minimums are as follows:

$1,000 minimum initial investment

- any shareholder of a Columbia Fund (i) whose shares were redesignated as Class Z shares and (ii) who has since then continued to own shares of any funds distributed by Liberty Funds Distributor, Inc.;

- any shareholder of a Stein Roe Fund (i) whose shares were redesignated as Class Z shares or who received Class Z shares of another fund distributed by Liberty Funds Distributor, Inc. in exchange for his or her shares in the Stein Roe Fund in connection with a reorganization involving such Stein Roe Fund and the other fund, and (ii) who has since then continued to own shares of any funds distributed by Liberty Funds Distributor, Inc.;

- any shareholder (or family member of such shareholder) who owned shares of any of the funds of Liberty Acorn Trust on September 29, 2000 (when all of the then outstanding shares of Liberty Acorn Trust were re-designated Class Z shares) and who has since then continued to own shares of any funds distributed by Liberty Funds Distributor, Inc.;

- any trustee of Liberty Acorn Trust, any employee of Liberty Wanger Asset Management, L.P., or a member of the family of such trustee or employee; and

- any person or entity listed in the account registration for any account (such as joint owners, trustees, custodians and designated beneficiaries) that held shares of any of the funds of Liberty Acorn Trust on September 29, 2000 and that has since then continued to own shares of any fund distributed by Liberty Funds Distributor, Inc.

$100,000 minimum initial investment

- clients of broker-dealers or registered investment advisors that both recommend the purchase of Fund shares and charge such clients an asset-based fee;

- any insurance company, trust company or bank purchasing shares for its own account;

-        any endowment, investment company or foundation; and

- clients of investment advisory affiliates of the distributor provided that the clients meet certain criteria established by the distributor and its affiliates.

YOUR ACCOUNT

No minimum initial investment

- a retirement plan (or the custodian for such plan) with aggregate plan assets of at least $5 million at the time of purchase and which purchases shares directly from the distributor or through a third-party broker-dealer;

- any person investing all or part of the proceeds of a distribution, rollover or transfer of assets into a Liberty Individual Retirement Account, from any deferred compensation plan which was a shareholder of any of the funds of Liberty Acorn Trust on September 29, 2000, in which the investor was a participant and through which the investor invested in one or more of the funds of Liberty Acorn Trust immediately prior to the distribution, transfer or rollover; and

- clients of the distributor's banking affiliate that meet certain wealth management criteria.

The Fund reserves the right to change the criteria for eligible investors and these investment minimums. No minimum investment applies to accounts participating in the automatic investment plan. The Fund also reserves the right to refuse a purchase order for any reason, including if it believes that doing so would be in the best interest of the Fund and its shareholders.

CHOOSING A SHARE CLASS
--------------------------------------------------------------------------------

The Fund offers one class of shares in this prospectus -- CLASS Z.

The Fund also offers five additional classes of shares -- Class A, B, C, T and G shares are available through a separate prospectus. Each share class has its own sales charge and expense structure. Determining which share class is best for you depends on the dollar amount you are investing and the number of years for which you are willing to invest. Based on your personal situation, your investment advisor can help you decide which class of shares makes the most sense for you. In general, anyone who is eligible to purchase Class Z shares, which do not incur Rule 12b-1 fees or sales charges, should do so in preference over other classes.

SALES CHARGES
--------------------------------------------------------------------------------

Your purchases of Class Z shares are at net asset value, which is the value of a Class Z share excluding any sales charge. Class Z shares are not subject to an initial sales charge when purchased or a contingent deferred sales charge when sold.

HOW TO EXCHANGE SHARES
--------------------------------------------------------------------------------

You may exchange your shares for Class Z or Class A shares of another fund distributed by Liberty Funds Distributor, Inc. at net asset value. Unless your account is part of a tax-deferred retirement plan, an exchange is a taxable event, and you may realize a gain or a loss for tax purposes. The Fund may terminate your exchange privilege if the advisor determines that your exchange activity is likely to adversely impact its ability to manage the Fund. To exchange by telephone, call 1-800-422-3737.

HOW TO SELL SHARES
--------------------------------------------------------------------------------

Your financial advisor can help you determine if and when you should sell your shares. You may sell shares of the Fund on any regular business day that the NYSE is open.

When the Fund receives your sales request in "good form," shares will be sold at the next calculated price. "Good form" means that money used to purchase your shares is fully collected. When selling shares by letter of instruction, "good form" also means (i) your letter has complete instructions, the proper signatures and signature guarantees, and (ii) any other required documents are attached. For additional documents required for sales by corporations, agents, fiduciaries and surviving joint owners, please call

YOUR ACCOUNT

1-800-345-6611. Retirement plan accounts have special requirements; please call 1-800-799-7526 for more information.

The Fund will generally send proceeds from the sale to you within seven days (usually on the next business day after your request is received in "good form"). However, if you purchased your shares by check, the Fund may delay sending the proceeds from the sale of your shares for up to 15 days after your purchase to protect against checks that are returned. No interest will be paid on uncashed redemption checks. Redemption proceeds may be paid in securities, rather than in cash, under certain circumstances. For more information, see the paragraph "Non Cash Redemptions" under the section "How to Sell Shares" in the Statement of Additional Information.

OUTLINED BELOW ARE THE VARIOUS OPTIONS FOR SELLING SHARES:
--------------------------------------------------------------------------------

METHOD                INSTRUCTIONS
Through your          You may call your financial advisor to place
financial advisor     your sell order.  To receive the current
                      trading day's price, your financial advisor firm must
                      receive your request prior to the close of regular trading on the NYSE, usually 4:00 p.m. Eastern time. Your
                      financial advisor may charge you fees for executing a
                      redemption for you.
--------------------------------------------------------------------------------
By exchange           You or your financial advisor may sell shares by
                      exchanging from the Fund into Class Z shares or Class A
                      shares of another fund at no additional cost. To exchange
                      by telephone, call 1-800-422-3737.
--------------------------------------------------------------------------------
By telephone          You or your financial advisor may sell
                      shares by telephone and request that a check
                      be sent to your address of record by calling
                      1-800-422-3737, unless you have notified the
                      Fund of an address change within the
                      previous 30 days.  The dollar limit for
                      telephone sales is $100,000 in a 30-day
                      period.  You do not need to set up this
                      feature in advance of your call.  Certain
                      restrictions apply to retirement accounts.
                      For details, call 1-800-345-6611.
--------------------------------------------------------------------------------
By mail               You may send a signed letter of instruction
                      to the address below.  In your letter of
                      instruction, note the Fund's name, share
                      class, account number, and the dollar value
                      or number of shares you wish to sell.  All
                      account owners must sign the letter, and
                      signatures must be guaranteed by either a
                      bank, a member firm of a national stock
                      exchange or another eligible guarantor
                      institution.  Additional documentation is
                      required for sales by corporations, agents,
                      fiduciaries, surviving joint owners and
                      individual retirement account owners.  For
                      details, call 1-800-345-6611.
                      Mail your letter of instruction to Liberty
                      Funds Services, Inc., P.O. Box 8081, Boston,
                      MA 02266-8081.
--------------------------------------------------------------------------------
By wire               You may sell shares and request that the
                      proceeds be wired to your bank.  You must
                      set up this feature prior to your telephone
                      request.  Be sure to complete the
                      appropriate section of the account
                      application for this feature.
--------------------------------------------------------------------------------
By systematic         You may automatically sell a specified
withdrawal plan       dollar amount or percentage of your account
                      on a monthly, quarterly or semi-annual basis and have the
                      proceeds sent to you if your account balance is at least
                      $5,000. All dividend and capital gains distributions must
                      be reinvested. Be sure to complete the appropriate section of the account application for this feature.
--------------------------------------------------------------------------------
By electronic         You may sell shares and request that the
funds transfer        proceeds be electronically transferred to
                      your bank. Proceeds may take up to two business days to be received by your bank. You must set up this feature prior
                      to your request. Be sure to complete the appropriate
                      section of the account application for this feature.

YOUR ACCOUNT


FUND POLICY ON TRADING OF FUND SHARES
--------------------------------------------------------------------------------

The Fund does not permit short-term or excessive trading in its shares. Excessive purchases, redemptions or exchanges of Fund shares disrupt portfolio management and increase Fund expenses. In order to promote the best interests of the Fund, the Fund reserves the right to reject any purchase order or exchange request, particularly from market timers or investors who, in the advisor's opinion, have a pattern of short-term or excessive trading or whose trading has been or may be disruptive to the Fund. The fund into which you would like to exchange also may reject your request.


OTHER INFORMATION ABOUT YOUR ACCOUNT
--------------------------------------------------------------------------------

HOW THE FUND'S SHARE PRICE IS DETERMINED The price of the Fund's Class Z shares is based on its net asset value. The net asset value is determined at the close of regular trading on the NYSE, usually 4:00 p.m. Eastern time, on each business day that the NYSE is open (typically Monday through Friday).

When you request a transaction, it will be processed at the net asset value next determined after your request is received in "good form" by the distributor. In most cases, in order to receive that day's price, the distributor must receive your order before that day's transactions are processed. If you request a transaction through your financial advisor firm, the firm must receive your order by the close of trading on the NYSE to receive that day's price.

The Fund determines its net asset value for its Class Z shares by dividing total net assets attributable to Class Z shares by the number of outstanding Class Z shares. In determining the net asset value, the Fund must determine the price of each security in its portfolio at the close of each trading day. Because the Fund holds securities that are traded on foreign exchanges, the value of the Fund's securities may change on days when shareholders will not be able to buy or sell Fund shares. This will affect the Fund's net asset value on the day it is next determined. Securities for which market quotations are available are valued each day at the current market value. However, where market quotations are unavailable, or when the advisor believes that subsequent events have made them unreliable, the Fund may use other data to determine the fair value of the securities.

You can find the daily prices of some share classes for the Fund in most major daily newspapers under the caption "Liberty." You can find daily prices for all share classes by visiting the Fund's web site at www.libertyfunds.com.

ACCOUNT FEES If your account value falls below $1,000 (other than as a result of depreciation in share value) you may be subject to an annual account fee of $10. This fee is deducted from the account in June each year. Approximately 60 days prior to the fee date, the Fund's transfer agent will send you written notification of the upcoming fee. If you add money to your account and bring the value above $1,000 prior to the fee date, the fee will not be deducted.

SHARE CERTIFICATES Share certificates are not available for Class Z shares.

YOUR ACCOUNT



UNDERSTANDING FUND DISTRIBUTIONS

The Fund earns income from the securities it holds. The Fund also may realize capital gains or losses on sales of its securities. The Fund distributes substantially all of its net investment income and capital gains to shareholders. As a shareholder, you are entitled to a portion of the Fund's income and capital gains, generally based on the number of shares you own at the time these distributions are declared.

DIVIDENDS, DISTRIBUTIONS AND TAXES The Fund has the potential to make the following distributions:


TYPES OF DISTRIBUTIONS
--------------------------------------------------------------------------------


Dividends             Represents interest and dividends earned from securities held by the Fund, net of expenses incurred by the Fund.
--------------------------------------------------------------------------------
Capital gains         Represents net long-term capital gains on sales of securities held for more than 12 months and net short-term capital gains, which are gains on sales of securities held for a 12-month period or less.

DISTRIBUTION OPTIONS The Fund distributes dividends annually and any capital gains (including short-term capital gains) at least annually. You can choose one of the options listed in the table below for these distributions when you open your account. To change your distribution option, call 1-800-345-6611.

If you do not indicate on your application or at the time your account is established your preference for handling distributions, the Fund will automatically reinvest all distributions in additional shares of the Fund.


DISTRIBUTION OPTIONS
--------------------------------------------------------------------------------


Reinvest all distributions in additional shares of your current fund
--------------------------------------------------------------------------------
Reinvest all distributions in shares of another fund
--------------------------------------------------------------------------------
Receive dividends in cash (see options below) and reinvest capital gains
--------------------------------------------------------------------------------
Receive all distributions in cash (with one of the following options):


-        send the check to your address of record

-        send the check to a third party address

-        transfer the money to your bank via electronic funds transfer

Distributions of $10 or less will automatically be reinvested in additional Fund shares. If you elect to receive distributions by check and the check is returned as undeliverable, or if you do not cash a distribution check within six months of the check date, the distribution will be reinvested in additional shares of the Fund. All subsequent distributions will be reinvested.

YOUR ACCOUNT



TAX CONSEQUENCES Unless you are an entity exempt from income taxes, regardless of whether you receive your distributions in cash or reinvest them in additional Fund shares, all Fund distributions are subject to federal income tax. Depending on the state where you live, distributions may also be subject to state and local income taxes.

In general, any distributions of dividends, interest and short-term capital gains are taxable as ordinary income. Distributions of long-term capital gains are generally taxable as such, regardless of how long you have held your Fund shares. You will be provided with information each year regarding the amount of ordinary income and capital gains distributed to you for the previous year and any portion of your distribution which is exempt from state and local taxes. Your investment in the Fund may have additional personal tax implications. Please consult your tax advisor about foreign, federal, state, local or other applicable tax laws.

In addition to the dividends and capital gains distributions made by the Fund, you may realize a capital gain or loss when selling and exchanging shares of the Fund. Such transactions may also be subject to federal, state and local income tax.

MANAGING THE FUND
--------------------------------------------------------------------------------


INVESTMENT ADVISOR
--------------------------------------------------------------------------------

Fleet Investment Advisors Inc. (Fleet), located at 100 Federal Street, Boston, Massachusetts 02110, is the Fund's investment advisor. In its duties as investment advisor, Fleet runs the Fund's day-to-day business, including placing all orders for the purchase and sale of the Fund's portfolio securities. Fleet has been an investment advisor since 1984. Fleet also provides investment management and advisory services to individual and institutional clients. As of December 31, 2001, Fleet managed over $166 billion in assets.

For the fiscal year or period ended October 31, 2001, aggregate advisory fees paid to Fleet by the Fund amounted to 0.75% of average daily net assets of the Fund.


PORTFOLIO MANAGERS
--------------------------------------------------------------------------------

Christopher Legallet, [TITLE] of Fleet, is a co-manager for the Fund and has co-managed the Fund since August 10, 2002. Mr. Legallet has been associate with Fleet since 1997. From 1992 to 1997, Mr. Legallet was Managing Director and Portfolio Manager of Jupiter Asset Management (Asia Ltd.) in Hong Kong, and from 1988 to 1992, he was Vice President of Asian equities at Solomon Inc.

James M. McAlear, [TITLE] of Fleet, is a co-manager for the Fund and has co-managed the Fund since August 10, 2002. Mr. McAlear has been associated with the advisor and its affiliates since 1992 and specializes in international portfolio management and research. He has over 30 years of investment experience.

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

The financial highlights table is intended to help you understand the Fund's Class Z financial performance. Information is shown for the last five fiscal years, which run from November 1 to October 31. Information shown is that of the Trust shares of the Galaxy Fund. Certain information reflects financial results for a single Class Z share. The total returns in the table represent the rate that you would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information is included in the Fund's financial statements which, for the fiscal years ended on or after October 31, 1999, have been audited by Ernst & Young LLP, independent auditors, whose report, along with the Fund's financial statements, is included in the Fund's annual report. The information for periods ending on or prior to October 31, 1998, has been audited by [other/Galaxy's former] independent auditors, whose report expressed an unqualified opinion on those financial statements and highlights. You can request a free annual report by calling 1-800-426-3750.


                                                                                  Year ended October 31,
                                                             2001         2000            1999           1998            1997
                                                           Class Z       Class Z         Class Z        Class Z         Class Z
 Net asset value --
 Beginning of period ($)                                    [19.74]       [21.18]         [17.00]        [15.33]         [14.01]
------------------------------------------------------------------------------------------------------------------------------------

 INCOME FROM INVESTMENT OPERATIONS ($):
 Net investment income (loss)(a)                             [0.07]        [0.51](b)       [0.10](b)      [0.14]          [0.08]
------------------------------------------------------------------------------------------------------------------------------------
 Net realized and unrealized gain (loss)                   [(5.82)]      [(0.60)]          [4.80]         [1.98]          [2.12]
------------------------------------------------------------------------------------------------------------------------------------
 Total from Investment Operations                          [(5.75)]      [(0.09)]          [4.90]         [2.12]          [2.20]
====================================================================================================================================

 LESS DISTRIBUTIONS DECLARED
 TO SHAREHOLDERS ($):
 From net investment income                                [(0.35)]      [(0.16)]        [(0.15)]       [(0.09)]        [(0.20)]
------------------------------------------------------------------------------------------------------------------------------------
 In excess of net investment income                        [(2.28)]      [(1.19)]        [(0.57)]       [(0.36)]        [(0.68)]
------------------------------------------------------------------------------------------------------------------------------------
 Total Distributions
 Declared to Shareholders                                  [(2.63)]      [(1.35)]        [(0.72)]       [(0.45)]        [(0.88)]
====================================================================================================================================
 Net asset value--
 End of period ($)                                          [11.36]       [19.74]         [21.18]        [17.00]         [15.33]
------------------------------------------------------------------------------------------------------------------------------------
 Total return (%)(c)(d)                                   [(33.00)]      [(1.08)]         [29.71]        [14.32]         [16.60]
====================================================================================================================================

 RATIOS TO AVERAGE NET ASSETS (%):
 EXPENSES (EXCLUDING REIMBURSEMENT/WAIVER)                   [1.16]        [1.12]          [1.22]         [1.21]          [1.32]
------------------------------------------------------------------------------------------------------------------------------------
 Net investment income                                       [0.55]        [2.28]          [0.54]         [0.91]          [0.57]
------------------------------------------------------------------------------------------------------------------------------------
 WAIVER/REIMBURSEMENT (OP. EXP. INCLUDING
 WAIVER)                                                     [0.90]        [0.87]          [0.97]         [0.96]          [1.06]
====================================================================================================================================
 Portfolio turnover rate (%)                                   [60]          [50]            [45]           [49]            [45]
------------------------------------------------------------------------------------------------------------------------------------
 Net assets, end of period (000's) ($)                    [524,704]     [912,555]       [501,776]      [345,692]       [265,124]


(a) Net investment income per share before reimbursement/waiver of fees by the advisor and/or its affiliates and/or the administrator for Class Z shares for the years ended October 31, 2001, 2000, 1999, 1998 and 1997 were $0.04, $0.45(b), $0.06(b), $0.10 and $0.04, respectively.

(b) Per share data was calculated using the [weighted average shares outstanding method] during the period.

(c) [Total return at net asset value assuming all distributions reinvested].

(d) Had the advisor not waived a portion of the expenses, total return would have been lower.

NOTES
--------------------------------------------------------------------------------

NOTES

FOR MORE INFORMATION
--------------------------------------------------------------------------------
Additional information about the Fund's investments will be published in the Fund's semi-annual and annual reports to shareholders. The annual report will contain a discussion of the market conditions and investment strategies that significantly affected the Fund's performance over its last fiscal year.

You may wish to read the Statement of Additional Information for more information on the Fund and the securities in which it invests. The Statement of Additional Information is incorporated into this prospectus by reference, which means that it is considered to be part of this prospectus.

You can get free copies of reports and the Statement of Additional Information, request other information and discuss your questions about the Fund by writing or calling the Fund's distributor at:

Liberty Funds Distributor, Inc.
One Financial Center
Boston, MA 02111-2621
1-800-426-3750
www.libertyfunds.com

Text-only versions of all Fund documents can be viewed online or downloaded from the EDGAR database on the Securities and Exchange Commission internet site at www.sec.gov.

You can review and copy information about the Fund by visiting the following location, and you can obtain copies, upon payment of a duplicating fee by electronic request at the E-mail address publicinfo@sec.gov or by writing the:

Public Reference Room
Securities and Exchange Commission
Washington, DC 20549-0102

Information on the operation of the Public Reference Room may be obtained by calling 1-202-942-8090.


INVESTMENT COMPANY ACT FILE NUMBER:

Liberty-Stein Roe Funds Investment Trust: 811-4978

- Liberty International Equity Fund (formerly named Galaxy International Equity Fund)




--------------------------------------------------------------------------------
                        [LIBERTY FUNDS LETTERHEAD LOGO]

[Job Code]

LIBERTY INTERNATIONAL EQUITY FUND           PROSPECTUS, ______________ ___, 2002
--------------------------------------------------------------------------------


CLASS A, B AND C SHARES

Advised by Fleet Investment Advisors Inc.




Although these securities have been registered with the Securities and Exchange Commission, the Commission has not approved or disapproved any shares offered in this prospectus or determined whether this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.


TABLE OF CONTENTS

THE FUND                                                                      XX
--------------------------------------------------------------------------------

Investment Goal ........................................................      xx

Principal Investment Strategies ........................................      xx

Principal Investment Risks .............................................      xx

Performance History ....................................................      xx

Your Expenses ..........................................................      xx

YOUR ACCOUNT                                                                  XX
--------------------------------------------------------------------------------

How to Buy Shares ......................................................      xx

Sales Charges ..........................................................      xx

How to Exchange Shares .................................................      xx

How to Sell Shares......................................................      xx

Fund Policy on Trading of Fund Shares ..................................      xx

Distribution and Service Fees ..........................................      xx

Other Information About Your Account ...................................      xx

MANAGING THE FUND                                                             XX
--------------------------------------------------------------------------------

Investment Advisor .....................................................      xx

Portfolio Managers .....................................................      xx

FINANCIAL HIGHLIGHTS                                                          XX
--------------------------------------------------------------------------------



---------------------------------
Not FDIC     May Lose Value
             --------------------
Insured      No Bank Guarantee
---------------------------------

THE FUND
--------------------------------------------------------------------------------


INVESTMENT GOAL
--------------------------------------------------------------------------------

The Fund seeks long-term capital appreciation.


PRINCIPAL INVESTMENT STRATEGIES
--------------------------------------------------------------------------------

Under normal circumstances, the Fund invests at least 80% of its net assets plus any borrowings for investment purposes in equity securities, primarily the equity securities of foreign issuers. At all times, the Fund's assets will be invested in companies located in at least three different foreign countries. Normally, no more than 20% of the Fund's total assets will be invested in companies located in countries with emerging economies or emerging securities markets. The Fund emphasizes larger established companies, although it may invest in companies of any size. The Fund may engage in transactions for the purpose of hedging its portfolio, such as options, futures and foreign currencies.

The investment process of the Fund's investment sub-advisor begins with fundamental analysis of companies, including both bottom-up and top-down factors. Bottom-up analysis includes a thorough understanding of a company's prospects as reflected in its operating cash flow, including industry cycle, capital requirements, growth opportunities and financial structure. Top-down factors are incorporated into the sub-advisor's analysis of the company. For example, the sub-advisor considers how interest rates and currency may impact prospective cash flow and earnings. Country and market risks, both of which are critically important, are embodied in interest rates, which are the basis for risk-adjusting the sub-advisor's return expectations for individual companies. In this way, the sub-advisor arrives at a risk-adjusted return potential for each company analyzed, which then gives the sub-advisor the basis for comparing investment opportunities across developed and emerging markets.

The Fund will sell a security if it has achieved its performance objective, if fundamentals change performance expectations, or if alternative investments provide potentially more attractive returns.

At times, the sub-advisor may determine that adverse market conditions make it desirable to suspend temporarily the Fund's normal investment activities. During such times, the Fund may, but is not required to, invest in cash or high-quality, short-term debt securities, without limit. Taking a temporary defensive position may prevent the Fund from achieving its investment goal.

In seeking to achieve its investment goal, the Fund may invest in various types of securities and engage in various investment techniques which are not the principal focus of the Fund and, therefore, are not described in this prospectus. These types of securities and investment practices are identified and discussed in the Fund's Statement of Additional Information, which you may obtain free of charge (see back cover). Approval by the Fund's shareholders is not required to modify or change the Fund's investment goal or investment strategies.

THE FUND


PRINCIPAL INVESTMENT RISKS
--------------------------------------------------------------------------------

The principal risks of investing in the Fund are described below. There are many circumstances (including additional risks that are not described here) which could prevent the Fund from achieving its investment goal. You may lose money by investing in the Fund.

Management risk means that the sub-advisor's stock and bond selections and other investment decisions might produce losses or cause the Fund to underperform when compared to other funds with a similar investment goal. Market risk means that security prices in a market, sector or industry may fall, reducing the value of your investment. Because of management and market risk, there is no guarantee that the Fund will achieve its investment goal or perform favorably compared with comparable funds.

Since it purchases equity securities, the Fund is subject to equity risk. This is the risk that stock prices will fall over short or extended periods of time. Although the stock market has historically outperformed other asset classes over the long term, the equity market tends to move in cycles. Individual stock prices may fluctuate drastically from day-to-day and may underperform other asset classes over an extended period of time. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These price movements may result from factors affecting individual companies, industries or the securities market as a whole.

Foreign securities are subject to special risks. Foreign markets can be extremely volatile. Fluctuations in currency exchange rates may impact the value of foreign securities without a change in the intrinsic value of those securities. The liquidity of foreign securities may be more limited than domestic securities, which means that the Fund may, at times, be unable to sell foreign securities at desirable prices. Brokerage commissions, custodial fees and other fees are generally higher for foreign investments. Foreign governments may impose withholding taxes which would reduce the amount of income and capital gains available to distribute to shareholders. Other risks include the following: possible delays in the settlement of transactions or in the notification of income; less publicly available information about companies; the impact of political, social or diplomatic events; possible seizure, expropriation or nationalization of the company or its assets; and possible imposition of currency exchange controls.

Investment in emerging markets is subject to additional risk. The risks of foreign investments are typically increased in less developed countries, which are sometimes referred to as emerging markets. For example, political and economic structures in these countries may be new and developing rapidly, which may cause instability. These countries are also more likely to experience high levels of inflation, deflation or currency devaluations, which could hurt their economies and securities markets.

THE FUND



The Fund may invest 25% or more of its assets in the securities of companies located in one country, and thus is subject to country risk. When the Fund invests a high percentage of its assets in a particular country, the Fund will be especially susceptible to factors affecting that country.

The Fund may invest in derivatives, such as options, futures and foreign currencies, to hedge against market risk or the currency risk of its foreign investments. There is no guarantee that hedging will always work. Hedging can also prevent the Fund from making a gain if markets move in the opposite direction to the hedge.

A DERIVATIVE is an investment whose value is based on or derived from the performance of other securities or interest or currency exchange rates or indices. Derivatives are considered to carry a higher degree of risk than other types of securities.


An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

THE FUND


PERFORMANCE HISTORY
--------------------------------------------------------------------------------

The bar chart below shows changes in the Fund's calendar year total returns for its Class A shares, excluding sales charges. The performance table following the bar chart shows how the Fund's average annual returns for Class A, B and C shares, including sales charges, compare with those of multiple broad measures of market performance for 1 year and the life of the Fund.(1) The chart and table are intended to illustrate some of the risks of investing in the Fund by showing the changes in the Fund's performance. All returns include the reinvestment of dividends and distributions. Performance results include the effect of expense reduction arrangements. If these arrangements had not been in place, the performance results would have been lower. Any expense reduction arrangements may be discontinued at any time. As with all mutual funds, past performance (before and after taxes) does not predict the Fund's future performance. Returns and value of an investment will vary, resulting in a gain or a loss on sale.


CALENDAR YEAR TOTAL RETURNS (CLASS A)(1)

[BAR GRAPH]


YEAR      RETURN
----      ------
1999       41.55%
2000      -20.11%
2001      -27.34%


                                        For period shown in bar chart:
The Fund's year-to-date total return    Best quarter: 4th quarter 1999, +24.43%
through June 30, 2002 was +/-__.__%.    Worst quarter: 3rd quarter 2001, -18.43%

THE FUND


UNDERSTANDING PERFORMANCE

CALENDAR YEAR TOTAL RETURNS show the Fund's Class A share performance for each complete calendar year since the Fund commenced operations. They include the effects of Fund expenses, but not the effects of sales charges. If sales charges were included, these returns would be lower.

AVERAGE ANNUAL TOTAL RETURNS are a measure of the Fund's average performance over the past one-year and life of the Fund periods. They include the effects of Fund expenses. The table shows the returns of each share class and includes the effects of current sales charges.

Beginning in [20__], the Fund's benchmark was changed to the Morgan Stanley Capital International (MSCI) All Country World ex. U.S. Index, an unmanaged index of global stock market performance which includes developed and emerging markets but excludes the United States. Previously, the Fund's returns were compared to the Morgan Stanley Capital International Europe, Australasia and Far East Index (MSCI EAFE Index), an unmanaged index that tracks the performance of selected equity securities in Europe, Australia, Asia and the Far East. The advisor believes that the MSCI All Country World ex. U.S. Index includes companies that better represent the composition of the Fund's portfolio than the MSCI EAFE Index. The Fund's average annual returns for the one-year and life of the Fund periods are shown compared to the MSCI All Country World ex. U.S. Index, as well as the Fund's previous benchmark, the MSCI EAFE Index. Unlike the Fund, indices are not investments, do not incur fees, expenses or taxes and are not professionally managed.



After-tax returns are calculated using the historical highest individual federal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and may not be relevant to investors who hold Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.


AVERAGE ANNUAL TOTAL RETURNS -- FOR PERIODS ENDED DECEMBER 31, 2001(1)
--------------------------------------------------------------------------------

                                   INCEPTION                        LIFE OF THE
                                      DATE           1 YEAR            FUND
Class A (%)                        [11/1/98]
    Return Before Taxes
    Return After Taxes on                           [-31.35]          [-4.96]
       Distributions
    Return After Taxes on                           [-31.76]          [-6.87]
       Distributions and Sale
       of Fund Shares                               [-19.10]          [-3.89]
--------------------------------------------------------------------------------
Class B (%)                        [11/1/98]
    Return Before Taxes
    Return After Taxes on                           [-31.20]          [-4.57]
       Distributions
    Return After Taxes on                             __.__            __.__
       Distributions and Sale
       of Fund Shares                                 __.__            __.__
--------------------------------------------------------------------------------
Class C (%)                         __/__/02
    Return Before Taxes
    Return After Taxes on                             __.__            __.__
       Distributions
    Return After Taxes on                             __.__            __.__
       Distributions and Sale
       of Fund Shares                                 __.__             __.__
--------------------------------------------------------------------------------
MSCI EAFE Index (%)                   N/A            -21.44          -2.09(2)
--------------------------------------------------------------------------------
MSCI All Country World ex.
U.S. Index                            N/A            -19.50          -0.78(2)
--------------------------------------------------------------------------------

(1) The bar chart shows returns for Prime A shares of the Galaxy International Equity Fund, the predecessor to the Fund (the "Galaxy Fund"). The average annual total returns shown for Class A and Class B shares are the returns for Prime A shares and Prime B shares, respectively, of the Galaxy Fund for all prior periods. The average annual total returns shown for Class C shares are the returns for Prime B shares of the Galaxy Fund because Class C had no predecessor in the Galaxy Fund.

(2)      Performance information is from October 31, 1998.

THE FUND

UNDERSTANDING EXPENSES

SALES CHARGES are paid directly by shareholders to Liberty Funds Distributor, Inc., the Fund's distributor.

ANNUAL FUND OPERATING EXPENSES are paid by the Fund. They include management and administration fees, 12b-1 fees and other administrative costs including pricing and custody services.

EXAMPLE EXPENSES help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. The table does not take into account any expense reduction arrangements discussed in the footnotes to the Annual Fund Operating Expenses table. It uses the following hypothetical conditions:

-     $10,000 initial investment

-     5% total return for each year

-     Fund operating expenses remain the same

-     Assumes reinvestment of all dividends and distributions

-     Assumes Class B shares convert to Class A shares after eight years



YOUR EXPENSES
--------------------------------------------------------------------------------

Expenses are one of several factors to consider before you invest in a mutual fund. The tables below describe the fees and expenses you may pay when you buy, hold and sell shares of the Fund.


SHAREHOLDER FEES(3) (PAID DIRECTLY FROM YOUR INVESTMENT)
--------------------------------------------------------------------------------

                                                   CLASS A    CLASS B   CLASS C
Maximum sales charge (load) on purchases (%)
(as a percentage of the offering price)             [5.75]     [0.00]    [0.00]
--------------------------------------------------------------------------------
Maximum deferred sales charge (load) on
redemptions (%) (as a percentage of the
lesser of purchase price or redemption price)      1.00(4)     [5.00]    [1.00]
--------------------------------------------------------------------------------
Redemption fee (%) (as a percentage of
amount redeemed, if applicable)                      (5)        (5)       (5)
--------------------------------------------------------------------------------


ANNUAL FUND OPERATING EXPENSES (DEDUCTED DIRECTLY FROM FUND ASSETS)
--------------------------------------------------------------------------------

                                                CLASS A     CLASS B     CLASS C
Management fee(6) (%)                            [0.88]      [0.88]      [0.88]
--------------------------------------------------------------------------------
Distribution and service (12b-1) fees (%)        [0.25]      [1.00]      [1.00]
--------------------------------------------------------------------------------
Other expenses (%)                               [0.64]      [0.31]       _.__
--------------------------------------------------------------------------------
Total annual fund operating expenses(6) (%)      [1.77]      [2.19]       _.__
--------------------------------------------------------------------------------


EXAMPLE EXPENSES (YOUR ACTUAL COSTS MAY BE HIGHER OR LOWER)
--------------------------------------------------------------------------------

CLASS                                     1 YEAR     3 YEARS     5 YEARS    10 YEARS

Class A                                   $[720]     $[1,077]    $[1,457]   $[2,519]
------------------------------------------------------------------------------------
Class B: did not sell your shares          [222]     [685]       [1,175]     [2,418]

         sold all your shares at
         the end of the period             [722]     [985]       [1,375]     [2,418]
------------------------------------------------------------------------------------
Class C: did not sell your shares

         sold all your shares at
         the end of the period
------------------------------------------------------------------------------------


(3) A $10 annual fee is deducted from accounts of less than $1,000 and paid to the transfer agent.

(4) This charge applies only to certain Class A shares bought without an initial sales charge that are sold within 18 months of purchase. For certain Class A shares received by former Galaxy Fund Prime A shareholders in connection with the reorganization, the 1% CDSC will apply if the shares are sold within 12 months of the time of purchase of Prime A shares. With respect to these former Galaxy Prime A shareholders, the 1% CDSC will not apply if the shares were sold because of the death or the disability of the shareholder.

(5)   There is a $7.50 charge for wiring sale proceeds to your bank.

(6) The Fund's advisor has voluntarily agreed to waive a portion of the management fee for each share class. As a result, the actual management fee for each share class would be [0.63]% and the total annual fund operating expenses for Class A, B and C shares would be [1.52]%, [1.94]% and [___]%, respectively. This arrangement may be modified or terminated by the advisor at any time.

YOUR ACCOUNT
--------------------------------------------------------------------------------


INVESTMENT MINIMUMS

Initial Investment.................................................      $1,000
Subsequent Investments.............................................      $   50
Automatic Investment Plan*.........................................      $   50
Retirement Plan*...................................................      $   25

*     The initial investment minimum of $1,000 is waived on these plans.

The Fund reserves the right to change these investment minimums. The Fund also reserves the right to refuse a purchase order for any reason, including if it believes that doing so would be in the best interest of the Fund and its shareholders.



HOW TO BUY SHARES
--------------------------------------------------------------------------------

Your financial advisor can help you establish an appropriate investment portfolio, buy shares and monitor your investments. When the Fund receives your purchase request in "good form," your shares will be bought at the next calculated public offering price. "Good form" means that you placed your order with your brokerage firm or your payment has been received and your application is complete, including all necessary signatures.


OUTLINED BELOW ARE THE VARIOUS OPTIONS FOR BUYING SHARES:
--------------------------------------------------------------------------------

METHOD                INSTRUCTIONS
Through your          Your financial advisor can help you establish your account and
financial advisor     buy Fund shares on your behalf.  To receive the current trading day's price, your financial advisor firm must receive your request prior to the close of the New York Stock Exchange
                      (NYSE), usually 4:00 p.m. Eastern time. Your financial
                      advisor may charge you fees for executing the purchase for you.
---------------------------------------------------------------------------------------
By check              For new accounts send a completed application and check made
(new account)         payable to the Fund to the transfer agent, Liberty Funds
                      Services, Inc., P.O. Box 8081, Boston, MA 02266-8081.
---------------------------------------------------------------------------------------
By check              For existing accounts fill out and return the additional
(existing account)    investment stub included in your quarterly statement, or send a letter of instruction including your Fund name and account number with a check made payable to the Fund to Liberty Funds
                      Services, Inc., P.O. Box 8081, Boston, MA 02266-8081.
---------------------------------------------------------------------------------------
By exchange           You or your financial advisor may acquire shares
                      for your account by exchanging shares you own in one fund
                      for shares of the same class of the Fund at no additional
                      cost. There may be an additional charge if exchanging from a money market fund. To exchange by telephone, call
                      1-800-422-3737.
---------------------------------------------------------------------------------------
By wire               You may purchase shares by wiring money from your
                      bank account to your Fund account. To wire funds to your
                      Fund account, call 1-800-422-3737 to obtain a control
                      number and the wiring instructions.
---------------------------------------------------------------------------------------
By electronic funds   You may purchase shares by electronically transferring money
transfer              from your bank account to your Fund account by calling
                      1-800-422-3737. An electronic funds transfer may take up
                      to two business days to settle and be considered in "good
                      form." You must set up this feature prior to your
                      telephone request. Be sure to complete the appropriate
                      section of the application.
---------------------------------------------------------------------------------------
Automatic             You can make monthly or quarterly investments automatically
investment plan       from your bank account to your Fund account.  You can select a pre-authorized amount to be sent via electronic funds
                      transfer. Be sure to complete the appropriate section of
                      the application for this feature.
---------------------------------------------------------------------------------------
Automated dollar      You can purchase shares for your account by exchanging $100 or
cost averaging        more each month from another fund for shares of the same class of the Fund at no additional cost. You must have a current balance of at least $5,000 in the fund the money is coming from. The designated amount will be exchanged on the third
                      Tuesday of each month. Exchanges will continue so long as
                      your fund balance is sufficient to complete the transfers.
                      You may terminate your program or change the amount of the exchange (subject to the $100 minimum) by calling
                      1-800-422-3737. Be sure to complete the appropriate
                      section of the account application for this feature.
---------------------------------------------------------------------------------------
By dividend           You may automatically invest dividends distributed by another
diversification       fund into the same class of shares of the Fund at no additional sales charge.  To invest your dividends in the Fund, call
                      1-800-345-6611.

YOUR ACCOUNT


CHOOSING A SHARE CLASS

Consult your financial adviser for help in choosing the appropriate share class.

The Fund offers three classes of shares in this prospectus -- CLASS A, B and C. Each share class has its own sales charge and expense structure. Determining which share class is best for you depends on the dollar amount you are investing and the number of years for which you are willing to invest. If your financial advisor firm does not participate in the Class B discount program, purchases of $250,000 or more but less than $1 million can be made only in Class A or Class C shares. Purchases of $1 million or more can be made only in Class A shares. Based on your personal situation, your investment advisor can help you decide which class of shares makes the most sense for you.

The Fund also offers an additional class of shares, Class Z shares, exclusively to certain institutional and other investors. Class Z shares are made available through a separate prospectus provided to eligible institutional and other investors.


SALES CHARGES
--------------------------------------------------------------------------------

You may be subject to an initial sales charge when you purchase, or a contingent deferred sales charge (CDSC) when you sell, shares of the Fund. These sales charges are described below. In certain circumstances, the sales charge may be waived, as described below and in the Statement of Additional Information.

CLASS A SHARES Your purchases of Class A shares are made at the public offering price for these shares. This price includes a sales charge that is based on the amount of your initial investment when you open your account. The sales charge you pay on an additional investment is based on the total amount of your purchase and the current value of your account. A portion of the sales charge is paid as a commission to your financial advisor firm on the sale of Class A shares. The amount of the sales charge differs depending on the amount you invest as shown in the table below.


CLASS A SALES CHARGES
--------------------------------------------------------------------------------


                                                                        % OF
                                                                      OFFERING
                                         AS A % OF                      PRICE
                                        THE PUBLIC       AS A %      RETAINED BY
                                         OFFERING       OF YOUR       FINANCIAL
AMOUNT OF PURCHASE                         PRICE       INVESTMENT   ADVISOR FIRM
Less than $50,000                         [5.75]         [6.01]         _.__
--------------------------------------------------------------------------------
$50,000 to less than $100,000             [4.50]         [4.71]         _.__
--------------------------------------------------------------------------------
$100,000 to less than $250,000            [3.50]         [3.63]         _.__
--------------------------------------------------------------------------------
$250,000 to less than $500,000            [2.50]         [2.56]         _.__
--------------------------------------------------------------------------------
$500,000 to less than $1,000,000          [2.00]         [2.04]         _.__
--------------------------------------------------------------------------------
$1,000,000 or more                        [0.00]         [0.00]         _.__

[Class A shares bought without an initial sales charge in accounts aggregating $1 million to $25 million at the time of purchase are subject to a 1.00% CDSC if the shares are sold within 18 months of the time of purchase. For Class A shares received by former Galaxy Fund Prime A shareholders in connection with the reorganization, a 1% CDSC will apply if the Prime A shares were bought without an initial sales charge in accounts aggregating $1 million or more at the time of purchase and the Class A shares are sold within 12 months of the time of purchase of the Prime A shares, unless the shares were sold because of the death or the disability of the shareholder. Subsequent Class A share purchases that bring your account value above $1 million (but less than $25 million) are subject to a CDSC if redeemed within 18 months of the date of purchase. The 18-month period begins on the first day of the month following each purchase. The CDSC does not apply to retirement plans purchasing through a fee-based program.]

There is no sales charge when you buy Class A shares if:

      -     You buy shares by reinvesting your dividends and distributions.

      - You buy shares with the proceeds of a redemption of Class A shares received in connection with the reorganization on which you've already paid a sales charge (as long as you buy the new shares within 90 days after selling your other shares).

YOUR ACCOUNT

      - You're an investment professional who places trades for your clients and charges them a fee.

      -     You were a Galaxy shareholder before December 1, 1995.

UNDERSTANDING CONTINGENT DEFERRED SALES CHARGES

Certain investments in Class A, B and C shares are subject to a CDSC, a sales charge applied at the time you sell your shares. You will pay the CDSC only on shares you sell within a certain amount of time after purchase. The CDSC generally declines each year until there is no charge for selling shares. The CDSC is applied to the net asset value at the time of purchase or sale, whichever is lower. For purposes of calculating the CDSC, the start of the holding period is the month-end of the month in which the purchase is made. For shares received by former Galaxy Fund shareholders in connection with the reorganization of the Galaxy Fund, the start of the holding period is the first day of the month in which the purchase was made. Shares you purchase with reinvested dividends or capital gains are not subject to a CDSC. In addition, there is no CDSC when Class B shares are sold because of the death or disability of a shareholder and in certain other circumstances such as exchanges. Ask your financial advisor or Liberty's distributor, or consult the SAI, for other instances in which the CDSC is waived. When you place an order to sell shares, the Fund will automatically sell first those shares not subject to a CDSC and then those you have held the longest. This policy helps reduce and possibly eliminate the potential impact of the CDSC.

[For Class A share purchases of $1 million or more, financial advisors receive a cumulative commission from the distributor as follows:


PURCHASES OVER $1 MILLION
--------------------------------------------------------------------------------

AMOUNT PURCHASED                                                   COMMISSION %
First $3 million                                                     [1.00]
--------------------------------------------------------------------------------
$3 million to less than $5 million                                   [0.80]
--------------------------------------------------------------------------------
$5 million to less than $25 million                                  [0.50]
--------------------------------------------------------------------------------
$25 million or more                                                  [0.25]

The commission to financial advisors for Class A share purchases of $25 million or more is paid over 12 months but only to the extent the shares remain outstanding.

For Class A share purchases by participants in certain group retirement plans offered through a fee-based program, financial advisors receive a 1.00% commission from the distributor on all purchases of less than $3 million.]

REDUCED SALES CHARGES FOR LARGER INVESTMENTS There are two ways for you to pay a lower sales charge when purchasing Class A shares. The first is through Rights of Accumulation. If the combined value of the Fund accounts in all classes maintained by you, your spouse or your minor children reaches a sales charge discount level (according to the chart on the previous page), your next purchase will receive the lower sales charge. The second is by signing a Statement of Intent within 90 days of your purchase. By doing so, you would be able to pay the lower sales charge on all purchases by agreeing to invest a total of at least $50,000 within 13 months. If your Statement of Intent purchases are not completed within 13 months, you will be charged the applicable sales charge on the amount you had invested to that date. In addition, certain investors may purchase shares at a reduced sales charge or net asset value, which is the value of a fund share excluding any sales charges. See the Statement of Additional Information for a description of these situations.

CLASS B SHARES Your purchases of Class B shares are at Class B's net asset value. Class B shares have no front-end sales charge, but they do carry a CDSC that is imposed only on shares sold prior to elimination of the CDSC as shown in the applicable chart below. The CDSC generally declines each year and eventually disappears over time. The distributor pays your financial advisor firm an up-front commission on sales of Class B shares as described in the charts below.

YOUR ACCOUNT


PURCHASES OF LESS THAN $250,000 AND CLASS B SHARES RECEIVED BY GALAXY FUND PRIME B SHAREHOLDERS IN CONNECTION WITH THE REORGANIZATION OF THE GALAXY FUND:


CLASS B SALES CHARGES
--------------------------------------------------------------------------------

                                                          % DEDUCTED WHEN
HOLDING PERIOD AFTER PURCHASE                              SHARES ARE SOLD
Through first year                                              [5.00]
--------------------------------------------------------------------------------
Through second year                                             [4.00]
--------------------------------------------------------------------------------
Through third year                                              [3.00]
--------------------------------------------------------------------------------
Through fourth year                                             [3.00]
--------------------------------------------------------------------------------
Through fifth year                                              [2.00]
--------------------------------------------------------------------------------
Through sixth year                                              [1.00]
--------------------------------------------------------------------------------
Longer than six years                                           [None]

Commission to financial advisors is [5.00]%.

Automatic conversion to Class A shares occurs eight years after purchase.

You can pay a lower CDSC and reduce the holding period when making purchases of Class B shares through a financial advisor firm which participates in the Class B share discount program for larger purchases as described in the charts below. Some financial advisor firms are not able to participate because their record keeping or transaction processing systems are not designed to accommodate these reductions. For non-participating firms, purchases of Class B shares must be less than $250,000. Consult your financial advisor to see whether it participates in the discount program for larger purchases. For participating firms, Rights of Accumulation apply, so that if the combined value of the Fund accounts in all classes maintained by you, your spouse or your minor children is at or above a discount level, your next purchase will be subject to the lower CDSC and the applicable reduced holding period. This Class B share discount program for larger purchases (as further described in the charts below) is not applicable to Class B shares received by Galaxy Fund Prime B shareholders in connection with the reorganization of the Galaxy Fund.

PURCHASES OF $250,000 TO LESS THAN $500,000:


CLASS B SALES CHARGES
--------------------------------------------------------------------------------

                                                         % DEDUCTED WHEN
HOLDING PERIOD AFTER PURCHASE                             SHARES ARE SOLD
Through first year                                             3.00
--------------------------------------------------------------------------------
Through second year                                            2.00
--------------------------------------------------------------------------------
Through third year                                             1.00
--------------------------------------------------------------------------------
Longer than three years                                        0.00

Commission to financial advisors is 2.50%.

Automatic conversion to Class A shares occurs four years after purchase.

YOUR ACCOUNT


PURCHASES OF $500,000 TO LESS THAN $1 MILLION:


CLASS B SALES CHARGES
--------------------------------------------------------------------------------

                                                            % DEDUCTED WHEN
HOLDING PERIOD AFTER PURCHASE                                SHARES ARE SOLD
Through first year                                                 3.00
--------------------------------------------------------------------------------
Through second year                                                2.00
--------------------------------------------------------------------------------
Through third year                                                 1.00

Commission to financial advisors is 1.75%.

Automatic conversion to Class A shares occurs three years after purchase.

If you exchange into a fund participating in the Class B share discount program or transfer your fund account from a financial advisor which does not participate in the program to one who does, the exchanged or transferred shares will retain the pre-existing CDSC but any additional purchases of Class B shares which, together with the exchanged or transferred account, exceed the applicable discount level will be subject to the lower CDSC and the reduced holding period for amounts in excess of the discount level. Your financial advisor will receive the lower commission for purchases in excess of the applicable discount level. If you exchange from a participating fund or transfer your account from a financial advisor that does participate in the program into a fund or financial advisor that does not, the exchanged or transferred shares will retain the pre-existing CDSC schedule and holding period but all additional purchases of Class B shares will be subject to the higher CDSC and longer holding period of the non-participating fund or applicable to the non-participating financial advisor.

CLASS C SHARES Your purchases of Class C shares are at Class C's net asset value. Although Class C shares have no front-end sales charge, they carry a CDSC of 1.00% that is applied to shares sold within the first year after they are purchased. After holding shares for one year, you may sell them at any time without paying a CDSC. The distributor pays your financial advisor firm an up-front commission of 1.00% on sales of Class C shares.


CLASS C SALES CHARGES
--------------------------------------------------------------------------------


HOLDING PERIOD AFTER PURCHASE                  % DEDUCTED WHEN SHARES ARE SOLD
Through first year                                           1.00
--------------------------------------------------------------------------------
Longer than one year                                         0.00

YOUR ACCOUNT


HOW TO EXCHANGE SHARES
--------------------------------------------------------------------------------

You may exchange your shares for shares of the same share class of another fund distributed by Liberty Funds Distributor, Inc. at net asset value. If your shares are subject to a CDSC, you will not be charged a CDSC upon the exchange. However, when you sell the shares acquired through the exchange, the shares sold may be subject to a CDSC, depending upon when you originally purchased the shares you are exchanging. For purposes of computing the CDSC, the length of time you have owned your shares will be computed from the date of your original purchase and the applicable CDSC will be the CDSC of the original fund. Shareholders of Liberty Acorn funds that qualify to purchase Class A shares at net asset value may exchange their Class A shares for Class Z shares of another fund distributed by Liberty Funds Distributor, Inc. (see the Statement of Additional Information for a description of these situations). Unless your account is part of a tax-deferred retirement plan, an exchange is a taxable event, and you may realize a gain or a loss for tax purposes. The Fund may terminate your exchange privilege if the advisor determines that your exchange activity is likely to adversely impact its ability to manage the Fund. To exchange by telephone, call 1-800-422-3737.


HOW TO SELL SHARES
--------------------------------------------------------------------------------

Your financial advisor can help you determine if and when you should sell your shares. You may sell shares of the Fund on any regular business day that the NYSE is open.

When the Fund receives your sales request in "good form," shares will be sold at the next calculated price. "Good form" means that money used to purchase your shares is fully collected. When selling shares by letter of instruction, "good form" also means (i) your letter has complete instructions, the proper signatures and signature guarantees, (ii) you have included any certificates for shares to be sold, and (iii) any other required documents are attached. For additional documents required for sales by corporations, agents, fiduciaries and surviving joint owners, please call 1-800-345-6611. Retirement plan accounts have special requirements; please call 1-800-799-7526 for more information.

The Fund will generally send proceeds from the sale to you within seven days (usually on the next business day after your request is received in "good form"). However, if you purchased your shares by check, the Fund may delay sending the proceeds from the sale of your shares for up to 15 days after your purchase to protect against checks that are returned. No interest will be paid on uncashed redemption checks. Redemption proceeds may be paid in securities, rather than in cash, under certain circumstances. For more information, see the paragraph "Non Cash Redemptions" under the section "How to Sell Shares" in the Statement of Additional Information.

YOUR ACCOUNT


OUTLINED BELOW ARE THE VARIOUS OPTIONS FOR SELLING SHARES:
--------------------------------------------------------------------------------

METHOD               INSTRUCTIONS

Through your         You may call your financial advisor to place your sell
financial advisor    order. To receive the current trading day's price, your
                     financial advisor firm must receive your request prior to
                     the close of regular trading on the NYSE, usually 4:00 p.m.
                     Eastern time. Your financial advisor may charge you fees
                     for executing a redemption for you.
--------------------------------------------------------------------------------
By exchange          You or your financial advisor may sell shares by exchanging from the Fund into the same share class of another fund at no additional cost.
                     To exchange by telephone, call 1-800-422-3737.
--------------------------------------------------------------------------------
By telephone         You or your financial advisor may sell shares by telephone and request that a check be sent to your address of record by calling 1-800-422-3737, unless you have notified the
                     Fund of an address change within the previous 30 days. The dollar limit for telephone sales is $100,000 in a 30-day
                     period. You do not need to set up this feature in advance
                     of your call. Certain restrictions apply to retirement
                     accounts. For details, call 1-800-345-6611.
--------------------------------------------------------------------------------
By mail              You may send a signed letter of instruction or stock power form along with any share certificates to be sold to the
                     address below. In your letter of instruction, note the
                     Fund's name, share class, account number, and the dollar
                     value or number of shares you wish to sell. All account
                     owners must sign the letter, and signatures must be
                     guaranteed by either a bank, a member firm of a national
                     stock exchange or another eligible guarantor institution.
                     Additional documentation is required for sales by
                     corporations, agents, fiduciaries, surviving joint owners
                     and individual retirement account owners. For details, call
                     1-800-345-6611.

                     Mail your letter of instruction to Liberty Funds Services,
                     Inc., P.O. Box 8081, Boston, MA 02266-8081.
--------------------------------------------------------------------------------
By wire              You may sell shares and request that the proceeds be wired to your bank. You must set up this feature prior to your
                     telephone request. Be sure to complete the appropriate
                     section of the account application for this feature.
--------------------------------------------------------------------------------
By systematic        You may automatically sell a specified dollar amount or
withdrawal plan      percentage of your account on a monthly, quarterly or
                     semi-annual basis and have the proceeds sent to you if your account balance is at least $5,000. This feature is not
                     available if you hold your shares in certificate form. All dividend and capital gains distributions must be
                     reinvested. Be sure to complete the appropriate section of the account application for this feature.
--------------------------------------------------------------------------------
By electronic        You may sell shares and request that the proceeds be
funds transfer       electronically transferred to your bank. Proceeds may take up to two business days to be received by your bank. You
                     must set up this feature prior to your request. Be sure to complete the appropriate section of the account application for this feature.

YOUR ACCOUNT



FUND POLICY ON TRADING OF FUND SHARES
--------------------------------------------------------------------------------
The Fund does not permit short-term or excessive trading in its shares. Excessive purchases, redemptions or exchanges of Fund shares disrupt portfolio management and increase Fund expenses. In order to promote the best interests of the Fund, the Fund reserves the right to reject any purchase order or exchange request, particularly from market timers or investors who, in the advisor's opinion, have a pattern of short-term or excessive trading or whose trading has been or may be disruptive to the Fund. The fund into which you would like to exchange also may reject your request.


DISTRIBUTION AND SERVICE FEES
--------------------------------------------------------------------------------
The Fund has adopted a plan under Rule 12b-1 that permits it to pay the Fund's distributor marketing and other fees to support the sale and distribution of Class A, B and C shares and certain services provided to you by your financial advisor. The annual service fee may equal up to 0.25% for each of Class A, Class B and Class C shares. The annual distribution fee may equal up to 0.75% for each of Class B and Class C shares. Distribution and service fees are paid out of the assets of these classes. Over time, these fees will reduce the return on your investment and may cost you more than paying other types of sales charges. Class B shares automatically convert to Class A shares after a certain number of years, eliminating a portion of the distribution fee upon conversion. Conversion may occur three, four or eight years after purchase, depending on the program under which you purchased your shares. See "Your Account; Sales Charges" for the conversion schedule applicable to Class B shares.

YOUR ACCOUNT



OTHER INFORMATION ABOUT YOUR ACCOUNT
--------------------------------------------------------------------------------
HOW THE FUND'S SHARE PRICE IS DETERMINED The price of each class of the Fund's shares is based on its net asset value. The net asset value is determined at the close of regular trading on the NYSE, usually 4:00 p.m. Eastern time, on each business day that the NYSE is open (typically Monday through Friday).

When you request a transaction, it will be processed at the net asset value (plus any applicable sales charges) next determined after your request is received in "good form" by the distributor. In most cases, in order to receive that day's price, the distributor must receive your order before that day's transactions are processed. If you request a transaction through your financial advisor firm, the firm must receive your order by the close of trading on the NYSE to receive that day's price.

The Fund determines its net asset value for each share class by dividing each class's total net assets by the number of that class's outstanding shares. In determining the net asset value, the Fund must determine the price of each security in its portfolio at the close of each trading day. Because the Fund holds securities that are traded on foreign exchanges, the value of the Fund's securities may change on days when shareholders will not be able to buy or sell Fund shares. This will affect the Fund's net asset value on the day it is next determined. Securities for which market quotations are available are valued each day at the current market value. However, where market quotations are unavailable, or when the advisor believes that subsequent events have made them unreliable, the Fund may use other data to determine the fair value of the securities.

You can find the daily prices of some share classes for the Fund in most major daily newspapers under the caption "Liberty." You can find daily prices for all share classes by visiting the Fund's web site at www.libertyfunds.com.

ACCOUNT FEES If your account value falls below $1,000 (other than as a result of depreciation in share value) you may be subject to an annual account fee of $10. This fee is deducted from the account in June each year. Approximately 60 days prior to the fee date, the Fund's transfer agent will send you written notification of the upcoming fee. If you add money to your account and bring the value above $1,000 prior to the fee date, the fee will not be deducted.

SHARE CERTIFICATES Share certificates are not available for Class B or C shares. Certificates will be issued for Class A shares only if requested. If you decide to hold share certificates, you will not be able to sell your shares until you have endorsed your certificates and returned them to the distributor.

YOUR ACCOUNT



UNDERSTANDING FUND DISTRIBUTIONS

The Fund earns income from the securities it holds. The Fund also may realize capital gains or losses on sales of its securities. The Fund distributes substantially all of its net investment income and capital gains to shareholders. As a shareholder, you are entitled to a portion of the Fund's income and capital gains, generally based on the number of shares you own at the time these distributions are declared.



DIVIDENDS, DISTRIBUTIONS AND TAXES The Fund has the potential to make the following distributions:


TYPES OF DISTRIBUTIONS
--------------------------------------------------------------------------------

Dividends            Represents interest and dividends earned from securities
                     held by the Fund, net of expenses incurred by the Fund.
--------------------------------------------------------------------------------
Capital gains        Represents net long-term capital gains on sales of
                     securities held for more than 12 months and net short-term capital gains, which are gains on sales of securities held for a 12-month period or less.


DISTRIBUTION OPTIONS The Fund distributes dividends annually and any capital gains (including short-term capital gains) at least annually. You can choose one of the options listed in the table below for these distributions when you open your account. To change your distribution option, call 1-800-345-6611.

If you do not indicate on your application or at the time your account is established your preference for handling distributions, the Fund will automatically reinvest all distributions in additional shares of the Fund.


DISTRIBUTION OPTIONS
--------------------------------------------------------------------------------

Reinvest all distributions in additional shares of your current fund
--------------------------------------------------------------------------------
Reinvest all distributions in shares of another fund
--------------------------------------------------------------------------------
Receive dividends in cash (see options below) and reinvest capital gains
--------------------------------------------------------------------------------
Receive all distributions in cash (with one of the following options):

- send the check to your address of record

- send the check to a third party address

- transfer the money to your bank via electronic funds transfer

Distributions of $10 or less will automatically be reinvested in additional Fund shares. If you elect to receive distributions by check and the check is returned as undeliverable, or if you do not cash a distribution check within six months of the check date, the distribution will be reinvested in additional shares of the Fund. All subsequent distributions will be reinvested.

YOUR ACCOUNT



TAX CONSEQUENCES Unless you are an entity exempt from income taxes, regardless of whether you receive your distributions in cash or reinvest them in additional Fund shares, all Fund distributions are subject to federal income tax. Depending on the state where you live, distributions may also be subject to state and local income taxes.

In general, any distributions of dividends, interest and short-term capital gains are taxable as ordinary income. Distributions of long-term capital gains are generally taxable as such, regardless of how long you have held your Fund shares. You will be provided with information each year regarding the amount of ordinary income and capital gains distributed to you for the previous year and any portion of your distribution which is exempt from state and local taxes. Your investment in the Fund may have additional personal tax implications. Please consult your tax advisor about foreign, federal, state, local or other applicable tax laws.

In addition to the dividends and capital gains distributions made by the Fund, you may realize a capital gain or loss when selling and exchanging shares of the Fund. Such transactions may also be subject to federal, state and local income tax.

MANAGING THE FUND
--------------------------------------------------------------------------------


INVESTMENT ADVISOR
--------------------------------------------------------------------------------
Fleet Investment Advisors Inc. (Fleet), located at 100 Federal Street, Boston, Massachusetts 02110, is the Fund's investment advisor. In its duties as investment advisor, Fleet runs the Fund's day-to-day business, including placing all orders for the purchase and sale of the Fund's portfolio securities. Fleet has been an investment advisor since 1984. Fleet also provides investment management and advisory services to individual and institutional clients. As of December 31, 2001, Fleet managed over $166 billion in assets.

For the fiscal year or period ended October 31, 2001, aggregate advisory fees paid to Fleet by the Fund amounted to 0.75% of average daily net assets of the Fund.


PORTFOLIO MANAGERS
--------------------------------------------------------------------------------
Christopher Legallet, [TITLE] of Fleet, is a co-manager for the Fund and has co-managed the Fund since August 10, 2002. Mr. Legallet has been associate with Fleet since 1997. From 1992 to 1997, Mr. Legallet was Managing Director and Portfolio Manager of Jupiter Asset Management (Asia Ltd.) in Hong Kong, and from 1988 to 1992, he was Vice President of Asian equities at Solomon Inc.

James M. McAlear, [TITLE] of Fleet, is a co-manager for the Fund and has co-managed the Fund since August 10, 2002. Mr. McAlear has been associated with the advisor and its affiliates since 1992 and specializes in international portfolio management and research. He has over 30 years of investment experience.

FINANCIAL HIGHLIGHTS
-------------------------------------------------------------------------------

The financial highlights table is intended to help you understand the Fund's financial performance. Information is shown for each fiscal year in the life of the Fund, which run from November 1 to October 31. Information shown for Class A and Class B shares is that of the Prime A and Prime B shares, respectively, of the Galaxy Fund. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that you would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information [is included in/has been derived from] the Fund's financial statements which, for the three years ended October 31, 2001, have been audited by Ernst & Young LLP, independent auditors, whose report, along with the Fund's financial statements, is included in the Fund's annual report. You can request a free annual report by calling 1-800-426-3750.




                                                                     Year Ended October 31,

                                                             2001             2000            1999
                                                           Class A          Class A          Class A
Net asset value --
Beginning of period ($)                                    [19.53]          [20.98]          [16.85]
-------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS ($):
Net investment income (loss)(b)                            [(0.02)]         [0.46](a)         [0.06](a)
-------------------------------------------------------------------------------------------------------
Net realized and unrealized gain (loss)                    [(5.73)]         [(0.60)]          [4.79]
-------------------------------------------------------------------------------------------------------
Total from Investment Operations                           [(5.75)]         [(0.14)]          [4.85]
=======================================================================================================
LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS ($):
From net investment income                                 [(0.31)]         [(0.12)]         [(0.15)]
-------------------------------------------------------------------------------------------------------
From net realized gains                                    [(2.28)]         [(1.19)]         [(0.57)]
-------------------------------------------------------------------------------------------------------
Total Distributions
Declared to Shareholders                                   [(2.59)]         [(1.31)]         [(0.72)]
=======================================================================================================
Net asset value --
End of period ($)                                          [11.19]          [19.53]          [20.98]
-------------------------------------------------------------------------------------------------------
Total return (%)(c)(d)                                    [(33.38)]         [(1.34)]         [29.73]
=======================================================================================================

RATIOS TO AVERAGE
NET ASSETS (%):
Expenses  [excluding waiver]                                [1.77]           [1.99]           [2.03]
------------------------------------------------------------------------------------------------------
Net investment income [including waiver]                    [0.01]           [2.06]           [0.34]
------------------------------------------------------------------------------------------------------
[Operating expenses including] Waiver/reimbursement         [1.44]           [1.10]           [1.17]
======================================================================================================
Portfolio turnover rate (%)                                [60]             [50]             [45]
------------------------------------------------------------------------------------------------------
Net assets, end of period (000's) ($)                       [9]             [14]             [12]

(a) Per share data was calculated using the [weighted average shares outstanding method] during the period.

(b) Net investment income (loss) per share before reimbursement/waiver of fees by the advisor and/or its affiliates and/or the administrator for Class A shares for the years ended October 31, 2001, 2000, 1999 were $0.41, $0.26(a) and $(0.09)(a), respectively.

(c) [Total return at net asset value assuming all distributions reinvested and no initial or contingent deferred sales charge].

(d) Had the advisor not waived a portion of the expenses, total return would have been lower.

FINANCIAL HIGHLIGHTS

                                                                     Year Ended October 31,

                                                             2001             2000           1999(a)
                                                           Class B          Class B          Class B

net asset value --
Beginning of period ($)                                    [19.37]          [20.85]          [16.85]
-------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS ($):
Net investment income (loss)(b)                            [(0.08)]         [0.29](a)        [(0.08)](a)
-------------------------------------------------------------------------------------------------------
Net realized and unrealized gain (loss)                    [(5.71)]         [(0.58)]          [4.78]
-------------------------------------------------------------------------------------------------------
Total from Investment Operations                           [(5.79)]         [(0.29)]          [4.70]
=======================================================================================================
LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS ($):
From net investment income                                 [(0.19)]         [--]             [(0.13)]
-------------------------------------------------------------------------------------------------------
From net realized gains                                    [(2.28)]         [(1.19)]         [(0.57)]
-------------------------------------------------------------------------------------------------------
Total Distributions
Declared to Shareholders                                   [(2.47)]         [(1.19)]         [(0.70)]
=======================================================================================================
Net asset value --
End of period ($)                                          [11.11]          [19.37]          [20.85]
-------------------------------------------------------------------------------------------------------
Total return (%)(c)(d)                                    [(33.72)]         [(2.02)]         [28.74]
=======================================================================================================

RATIOS TO AVERAGE
NET ASSETS (%):
Expenses [excluding waiver]                                 [2.19]           [2.17]           [2.27]
-------------------------------------------------------------------------------------------------------
Net investment income [including waiver]                   [(0.46)]          [1.33]          [(0.38)]
-------------------------------------------------------------------------------------------------------
[Operating expenses including] Waiver/reimbursement         [1.91]           [1.83]           [1.89]
=======================================================================================================
Portfolio turnover rate (%)                                [60]             [50]             [45]
-------------------------------------------------------------------------------------------------------
Net assets, end of period (000's) ($)                     [280]            [483]            [458]


(a) Per share data was calculated using the [weighted average shares outstanding method] during the period.

(b) Net investment income (loss) per share before reimbursement/waiver of fees by the advisor and/or its affiliates and/or the administrator for Class B shares for the years ended October 31, 2001, 2000 and 1999 were $(0.13), $0.22(c) and (0.16)(c), respectively.

(c) [Total return at net asset value assuming all distributions reinvested and no contingent deferred sales charge].

(d) Had the advisor not waived a portion of the expenses, total return would have been lower.

NOTES
--------------------------------------------------------------------------------

NOTES
--------------------------------------------------------------------------------

FOR MORE INFORMATION
--------------------------------------------------------------------------------
Additional information about the Fund's investments [will be published] is available in the Fund's semi-annual and annual reports to shareholders. The annual report [will] contain[s] a discussion of the market conditions and investment strategies that significantly affected the Fund's performance over its last fiscal year.

You may wish to read the Statement of Additional Information for more information on the Fund and the securities in which it invests. The Statement of Additional Information is incorporated into this prospectus by reference, which means that it is considered to be part of this prospectus.

You can get free copies of reports and the Statement of Additional Information, request other information and discuss your questions about the Fund by writing or calling the Fund's distributor at:

Liberty Funds Distributor, Inc.
One Financial Center
Boston, MA 02111-2621
1-800-426-3750
 www.libertyfunds.com

Text-only versions of all Fund documents can be viewed online or downloaded from the EDGAR database on the Securities and Exchange Commission internet site at www.sec.gov.

You can review and copy information about the Fund by visiting the following location, and you can obtain copies, upon payment of a duplicating fee by electronic request at the E-mail address publicinfo@sec.gov or by writing the:

Public Reference Room
Securities and Exchange Commission
Washington, DC 20549-0102

Information on the operation of the Public Reference Room may be obtained by calling 1-202-942-8090.


INVESTMENT COMPANY ACT FILE NUMBER:

Liberty-Stein Roe Funds Investment Trust: 811-4978
- Liberty International Equity Fund (formerly named Galaxy International Equity Fund)

-------------------------------------------------------------------------------

                           [LIBERTY FUNDS LETTERHEAD]


[Job Code]

LIBERTY INTERNATIONAL EQUITY FUND PROSPECTUS, ______________ ___, 2002
--------------------------------------------------------------------------------

CLASS T AND G SHARES

Advised by Fleet Investment Advisors Inc.



Class T and G shares are sold only to investors who received (and who have continuously held) Class T or G shares in connection with the merger of certain Galaxy Funds into various Liberty Funds.

Although these securities have been registered with the Securities and Exchange Commission, the Commission has not approved or disapproved any shares offered in this prospectus or determined whether this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.



TABLE OF CONTENTS

THE FUND                                                                      XX
--------------------------------------------------------------------------------

Investment Goal ...........................................................   xx

Principal Investment Strategies ...........................................   xx

Principal Investment Risks ................................................   xx

Performance History .......................................................   xx

Your Expenses .............................................................   xx


YOUR ACCOUNT                                                                  XX
--------------------------------------------------------------------------------

How to Buy Shares .........................................................   xx

Sales Charges .............................................................   xx

How to Exchange Shares ....................................................   xx

How to Sell Shares ........................................................   xx

Fund Policy on Trading of Fund Shares .....................................   xx

Distribution and Service Fees .............................................   xx

Other Information About Your Account ......................................   xx


MANAGING THE FUND                                                             XX
--------------------------------------------------------------------------------

Investment Advisor ........................................................   xx

Portfolio Managers ........................................................   xx


FINANCIAL HIGHLIGHTS                                                          XX
--------------------------------------------------------------------------------

-----------------------------
NOT FDIC      MAY LOSE VALUE
INSURED     -----------------
            NO BANK GUARANTEE
-----------------------------

THE FUND
--------------------------------------------------------------------------------


INVESTMENT GOAL
--------------------------------------------------------------------------------
The Fund seeks long-term capital appreciation.


PRINCIPAL INVESTMENT STRATEGIES
--------------------------------------------------------------------------------
Under normal circumstances, the Fund invests at least 80% of its net assets plus any borrowings for investment purposes in equity securities, primarily the equity securities of foreign issuers. At all times, the Fund's assets will be invested in companies located in at least three different foreign countries. Normally, no more than 20% of the Fund's total assets will be invested in companies located in countries with emerging economies or emerging securities markets. The Fund emphasizes larger established companies, although it may invest in companies of any size. The Fund may engage in transactions for the purpose of hedging its portfolio, such as options, futures and foreign currencies.

The investment process of the Fund's investment sub-advisor begins with fundamental analysis of companies, including both bottom-up and top-down factors. Bottom-up analysis includes a thorough understanding of a company's prospects as reflected in its operating cash flow, including industry cycle, capital requirements, growth opportunities and financial structure. Top-down factors are incorporated into the sub-advisor's analysis of the company. For example, the sub-advisor considers how interest rates and currency may impact prospective cash flow and earnings. Country and market risks, both of which are critically important, are embodied in interest rates, which are the basis for risk-adjusting the sub-advisor's return expectations for individual companies. In this way, the sub-advisor arrives at a risk-adjusted return potential for each company analyzed, which then gives the sub-advisor the basis for comparing investment opportunities across developed and emerging markets.

The Fund will sell a security if it has achieved its performance objective, if fundamentals change performance expectations, or if alternative investments provide potentially more attractive returns.

At times, the sub-advisor may determine that adverse market conditions make it desirable to suspend temporarily the Fund's normal investment activities. During such times, the Fund may, but is not required to, invest in cash or high-quality, short-term debt securities, without limit. Taking a temporary defensive position may prevent the Fund from achieving its investment goal.

In seeking to achieve its investment goal, the Fund may invest in various types of securities and engage in various investment techniques which are not the principal focus of the Fund and, therefore, are not described in this prospectus. These types of securities and investment practices are identified and discussed in the Fund's Statement of Additional Information, which you may obtain free of charge (see back cover). Approval by the Fund's shareholders is not required to modify or change the Fund's investment goal or investment strategies.

THE FUND


PRINCIPAL INVESTMENT RISKS
--------------------------------------------------------------------------------
The principal risks of investing in the Fund are described below. There are many circumstances (including additional risks that are not described here) which could prevent the Fund from achieving its investment goal. You may lose money by investing in the Fund.

Management risk means that the sub-advisor's stock and bond selections and other investment decisions might produce losses or cause the Fund to underperform when compared to other funds with a similar investment goal. Market risk means that security prices in a market, sector or industry may fall, reducing the value of your investment. Because of management and market risk, there is no guarantee that the Fund will achieve its investment goal or perform favorably compared with comparable funds.

Since it purchases equity securities, the Fund is subject to equity risk. This is the risk that stock prices will fall over short or extended periods of time. Although the stock market has historically outperformed other asset classes over the long term, the equity market tends to move in cycles. Individual stock prices may fluctuate drastically from day-to-day and may underperform other asset classes over an extended period of time. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These price movements may result from factors affecting individual companies, industries or the securities market as a whole.

Foreign securities are subject to special risks. Foreign markets can be extremely volatile. Fluctuations in currency exchange rates may impact the value of foreign securities without a change in the intrinsic value of those securities. The liquidity of foreign securities may be more limited than domestic securities, which means that the Fund may, at times, be unable to sell foreign securities at desirable prices. Brokerage commissions, custodial fees and other fees are generally higher for foreign investments. Foreign governments may impose withholding taxes which would reduce the amount of income and capital gains available to distribute to shareholders. Other risks include the following: possible delays in the settlement of transactions or in the notification of income; less publicly available information about companies; the impact of political, social or diplomatic events; possible seizure, expropriation or nationalization of the company or its assets; and possible imposition of currency exchange controls.

Investment in emerging markets is subject to additional risk. The risks of foreign investments are typically increased in less developed countries, which are sometimes referred to as emerging markets. For example, political and economic structures in these countries may be new and developing rapidly, which may cause instability. These countries are also more likely to experience high levels of inflation, deflation or currency devaluations, which could hurt their economies and securities markets.

THE FUND

The Fund may invest 25% or more of its assets in the securities of companies located in one country, and thus is subject to country risk. When the Fund invests a high percentage of its assets in a particular country, the Fund will be especially susceptible to factors affecting that country.

The Fund may invest in derivatives, such as options, futures and foreign currencies, to hedge against market risk or the currency risk of its foreign investments. There is no guarantee that hedging will always work. Hedging can also prevent the Fund from making a gain if markets move in the opposite direction to the hedge.

A DERIVATIVE is an investment whose value is based on or derived from the performance of other securities or interest or currency exchange rates or indices. Derivatives are considered to carry a higher degree of risk than other types of securities.

An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

THE FUND


PERFORMANCE HISTORY
--------------------------------------------------------------------------------
The bar chart below shows changes in the Fund's calendar year total returns for its Class T shares, excluding sales charges. The performance table following the bar chart shows how the Fund's average annual returns for Class T and G shares, including sales charges, compare with those of broad measures of market performance for 1 year, 5 years and 10 years.(1) The chart and table are intended to illustrate some of the risks of investing in the Fund by showing the changes in the Fund's performance. All returns include the reinvestment of dividends and distributions. Performance results include the effect of expense reduction arrangements. If these arrangements had not been in place, the performance results would have been lower. Any expense reduction arrangements may be discontinued at any time. As with all mutual funds, past performance (before and after taxes) does not predict the Fund's future performance. Returns and value of an investment will vary, resulting in a gain or a loss on sale.


CALENDAR YEAR TOTAL RETURNS (CLASS T)(1)
--------------------------------------------------------------------------------


[PLOT POINTS FOR BAR GRAPH]

Year              Return
1992               -2.29%
1993               31.62%
1994               -2.54%
1995               11.04%
1996               10.03%
1997               13.59%
1998               21.24%
1999               41.10%
2000              -20.26%
2001              -27.18%


                                        For period shown in bar chart:
The Fund's year-to-date total return    Best quarter: 4th quarter 1999, +24.36%
through June 30, 2002 was +/-__.__%.    Worst quarter: 3rd quarter 2001, -18.41%

THE FUND


UNDERSTANDING PERFORMANCE

CALENDAR YEAR TOTAL RETURNS show the Fund's Class T share performance for each of the last ten complete calendar years. They include the effects of Fund expenses, but not the effects of sales charges. If sales charges were included, these returns would be lower.

AVERAGE ANNUAL TOTAL RETURNS are a measure of the Fund's average performance over the past one-year, five-year and ten-year periods. They include the effects of Fund expenses. The table shows the returns of each share class and includes the effects of sales charges.

Beginning in [20__], the Fund's benchmark was changed to the Morgan Stanley Capital International (MSCI) All Country World ex. U.S. Index, an unmanaged index of global stock market performance which includes developed and emerging markets but excludes the United States. Previously, the Fund's returns were compared to the Morgan Stanley Capital International Europe, Australasia and Far East Index (MSCI EAFE Index), an unmanaged index that tracks the performance of selected equity securities in Europe, Australia, Asia and the Far East. The advisor believes that the MSCI All Country World ex. U.S. Index includes companies that better represent the composition of the Fund's portfolio than the MSCI EAFE Index. The Fund's average annual returns for the one-year, five-year and ten-year periods are shown compared to the MSCI All Country World ex. U.S. Index, as well as the Fund's previous benchmark, the MSCI EAFE Index. Unlike the Fund, indices are not investments, do not incur fees, expenses or taxes and are not professionally managed.



After-tax returns are calculated using the historical highest individual federal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and may not be relevant to investors who hold Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.



AVERAGE ANNUAL TOTAL RETURNS - FOR PERIODS ENDED DECEMBER 31, 2001(1)
--------------------------------------------------------------------------------

                              INCEPTION
                                 DATE        1 YEAR        5 YEARS      10 YEARS
Class T (%)                    12/30/91
    Return Before Taxes
    Return After Taxes on                   [-31.37]       [1.23]        [5.00]
       Distributions
    Return After Taxes on                   [-31.84]       [-0.16]       [3.90]
       Distributions and
       Sale of Fund Shares                  [-19.11]       [0.99]        [3.97]
--------------------------------------------------------------------------------
Class G (%)                    11/1/98
    Return Before Taxes
    Return After Taxes on                   [-31.53]         [ ]          [ ]
       Distributions
    Return After Taxes on                     __.__         __.__         __.__
       Distributions and
       Sale of Fund Shares                    __.__         __.__         __.__
--------------------------------------------------------------------------------
MSCI EAFE Index (%)              N/A         -21.44         0.89          4.46
--------------------------------------------------------------------------------
MSCI All Country World ex.       N/A
U.S. Index                                   -19.50         0.89          4.61
--------------------------------------------------------------------------------

(1) The returns shown include returns of Retail A shares (for Class T shares) and Retail B shares (for Class G shares) of the Galaxy International Equity Fund, the predecessor to the Fund (the "Galaxy Fund"), for periods prior to [date of this prospectus]. [The returns shown for Class G shares also include the returns of Retail A shares for periods prior to the inception of Retail B shares of the Galaxy Fund. These returns have not been restated to reflect any differences in expenses (such as Rule 12b-1 fees) between Retail A shares and Class G (Retail B) shares. If differences in expenses had been reflected, the returns shown for periods prior to the inception of Retail B shares of the Galaxy Fund would have been [lower].]

THE FUND


UNDERSTANDING EXPENSES

SALES CHARGES are paid directly by shareholders to Liberty Funds Distributor, Inc., the Fund's distributor.

ANNUAL FUND OPERATING EXPENSES are paid by the Fund. They include management fees, 12b-1, shareholder service fees and other administrative costs including pricing and custody services.

EXAMPLE EXPENSES help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. The table does not take into account any expense reduction arrangements discussed in the footnotes to the Annual Fund Operating Expenses table. It uses the following hypothetical conditions:

-    $10,000 initial investment

-    5% total return for each year

-    Fund operating expenses remain the same

-    Assumes reinvestment of all dividends and distributions

- Assumes Class G shares corresponding to Retail B shares purchased prior to January 1, 2001 convert to Class T shares after six years (except that Class G shares corresponding to Retail B shares of the Galaxy Fund acquired in connection with the reorganization of the Pillar Funds into the Galaxy Fund convert to Class T shares eight years after you purchased the original Pillar Fund shares), and those corresponding to Retail B shares of the Galaxy Fund purchased on or after January 1, 2001 convert to Class T Shares after eight years


YOUR EXPENSES
--------------------------------------------------------------------------------
Expenses are one of several factors to consider before you invest in a mutual fund. The tables below describe the fees and expenses you may pay when you buy, hold and sell shares of the Fund.



SHAREHOLDER FEES(2) (PAID DIRECTLY FROM YOUR INVESTMENT)
--------------------------------------------------------------------------------

                                                             CLASS T     CLASS G
Maximum sales charge (load) on purchases (%)
(as a percentage of the offering price)                       [5.75]      [0.00]
--------------------------------------------------------------------------------
Maximum deferred sales charge (load) on
redemptions (%) (as a percentage of the
lesser of purchase price or redemption price)                1.00(3)      [5.00]
--------------------------------------------------------------------------------
Redemption fee (%) (as a percentage of
amount redeemed, if applicable)                                (4)           (4)


ANNUAL FUND OPERATING EXPENSES (DEDUCTED DIRECTLY FROM FUND ASSETS)
--------------------------------------------------------------------------------

                                                             CLASS T   CLASS G
Management fee(5) (%)                                        [0.88]    [0.88]
--------------------------------------------------------------------------------
Distribution and service (12b-1) fees  (%)                   [0.00]    [0.95](6)
--------------------------------------------------------------------------------
Other expenses  (%)                                          [0.76]    [0.83]
--------------------------------------------------------------------------------
Total annual fund operating expenses(5) (%)                  [1.64]    [2.66]
--------------------------------------------------------------------------------

(2) A $10 annual fee is deducted from accounts of less than $1,000 and paid to the transfer agent.

(3) This charge applies only to certain Class T shares bought without an initial sales charge that are sold within 12 months of purchase, unless the shares were sold because of the death or the post-purchase disability of the shareholder or withdrawn through Liberty's Systematic Withdrawal Plan in an amount that does not exceed 12% of the account's value.

(4)  There is a $7.50 charge for wiring sale proceeds to your bank.

(5) The Fund's advisor has voluntarily agreed to waive a portion of the management fee for each share class. As a result, actual management fees for each share class would be [0.63]% and total annual fund operating expenses for Class T and G shares would be [1.39]% and [2.41]%, respectively. This arrangement may be modified or terminated by the advisor at any time.

(6) The Fund may pay distribution and service (12b-1) fees up to a maximum of 1.15% of the Fund's average daily net assets attributable to Class G shares (comprised of up to 0.65% for distribution services, up to 0.25% for shareholder liaison services and up to 0.25% for administrative support services), but will limit such fees to an aggregate fee of not more than 0.95% during the current fiscal year.

THE FUND


EXAMPLE EXPENSES (YOUR ACTUAL COSTS MAY BE HIGHER OR LOWER)
--------------------------------------------------------------------------------

CLASS                                     1 YEAR   3 YEARS    5 YEARS   10 YEARS
Class T                                   $[732]   $[1,063]   $[1,415]  $[2,407]
--------------------------------------------------------------------------------
Class G: did not sell your shares
         (shares purchased
         prior to January 1, 2001)        $[269]    $[826]    $[1,410]  $[2,518]

         did not sell your shares
         (shares purchased on or after
         January 1, 2001)                 $[269]    $[826]    $[1,410]  $[2,746]

         did not sell your shares
         (shares acquired in
         connection with the
         reorganization of the Pillar
         Funds into the Galaxy Fund)      $[269]    $[826]    $[1,410]  $[2,746]

         sold all your shares at
         the end of the period (shares
         purchased prior to January 1,
         2001)                            $[769]   $[1,126]   $[1,610]  $[2,518]

         sold all your shares at
         the end of the period (shares
         purchased on or after January
         1, 2001)                         $[269]    $[826]    $[1,410]  $[2,746]

         sold all your shares at
         the end of the period (shares
         acquired in connection with
         the reorganization of the
         Pillar Funds into the Galaxy
         Fund)                            $[269]    $[826]    $[1,410]  $[2,746]

YOUR ACCOUNT
--------------------------------------------------------------------------------


INVESTMENT MINIMUMS

[Initial Investment                                                      $1,000]
Subsequent Investments                                                   $   50
Automatic Investment Plan*                                               $   50
Retirement Plan*                                                         $   25

*    The initial investment minimum of $1,000 is waived on these plans.

The Fund reserves the right to change these investment minimums. The Fund also reserves the right to refuse a purchase order for any reason, including if it believes that doing so would be in the best interest of the Fund and its shareholders.


HOW TO BUY SHARES
--------------------------------------------------------------------------------
Your financial advisor can help you establish an appropriate investment portfolio, buy shares and monitor your investments. When the Fund receives your purchase request in "good form," your shares will be bought at the next calculated public offering price. "Good form" means that you placed your order with your brokerage firm or your payment has been received and your application is complete, including all necessary signatures.


OUTLINED BELOW ARE THE VARIOUS OPTIONS FOR BUYING SHARES:
--------------------------------------------------------------------------------

METHOD               INSTRUCTIONS
Through your         Your financial advisor can help you establish your account
financial advisor    and buy Fund shares on your behalf.  To receive the current trading day's price, your financial advisor firm must
                     receive your request prior to the close of the New York
                     Stock Exchange (NYSE), usually 4:00 p.m. Eastern time. Your financial advisor may charge you fees for executing the
                     purchase for you.
--------------------------------------------------------------------------------

By check             For existing accounts fill out and return the additional
(existing account)   investment stub included in your quarterly statement, or
                     send a letter of instruction including your Fund name and
                     account number with a check made payable to the Fund to
                     Liberty Funds Services, Inc., P.O. Box 8081, Boston, MA
                     02266-8081.
--------------------------------------------------------------------------------
By exchange          You or your financial advisor may acquire shares for your
                     account by exchanging shares you own in one fund for shares of the same class of the Fund at no additional cost. There may be an additional charge if exchanging from a money
                     market fund. To exchange by telephone, call 1-800-422-3737.
--------------------------------------------------------------------------------
By wire              You may purchase shares by wiring money from your bank
                     account to your Fund account. To wire funds to your Fund
                     account, call 1-800-422-3737 to obtain a control number and the wiring instructions.
--------------------------------------------------------------------------------
By electronic        You may purchase shares by electronically transferring
funds transfer       money from your bank account to your Fund account by
                     calling 1-800-422-3737. An electronic funds transfer may
                     take up to two business days to settle and be considered in
                     "good form." You must set up this feature prior to your
                     telephone request. Be sure to complete the appropriate
                     section of the application.
--------------------------------------------------------------------------------
Automatic            You can make monthly or quarterly investments automatically
investment plan      from your bank account to your Fund account.  You can
                     select a pre-authorized amount to be sent via electronic
                     funds transfer. Be sure to complete the appropriate section of the application for this feature.
--------------------------------------------------------------------------------
Automated dollar     You can purchase shares for your account by exchanging $100
cost averaging       or more each month from another fund for shares of the same class of the Fund at no additional cost. You must have a
                     current balance of at least $5,000 in the fund the money is coming from. The designated amount will be exchanged on the third Tuesday of each month. Exchanges will continue so
                     long as your fund balance is sufficient to complete the
                     transfers. You may terminate your program or change the
                     amount of the exchange (subject to the $100 minimum) by
                     calling 1-800-422-3737. Be sure to complete the appropriate section of the account application for this feature.
--------------------------------------------------------------------------------
By dividend          You may automatically invest dividends distributed by
diversification      another fund into the same class of shares of the Fund at
                     no additional sales charge. To invest your dividends in the
                     Fund, call 1-800-345-6611.

YOUR ACCOUNT


SALES CHARGES
--------------------------------------------------------------------------------
You may be subject to an initial sales charge when you purchase, or a contingent deferred sales charge (CDSC) when you sell, shares of the Fund. These sales charges are described below. In certain circumstances, the sales charge may be waived, as described below and in the Statement of Additional Information.

CLASS T SHARES Your purchases of Class T shares are made at the public offering price for these shares. This price includes a sales charge that is based on the amount of your initial investment when you open your account. The sales charge you pay on an additional investment is based on the total amount of your purchase and the current value of your account. A portion of the sales charge is paid as a commission to your financial advisor firm on the sale of Class T shares. The amount of the sales charge differs depending on the amount you invest as shown in the table below.


CLASS T SALES CHARGES
--------------------------------------------------------------------------------

                                                                        % OF
                                                                      OFFERING
                                          AS A % OF                     PRICE
                                         THE PUBLIC      AS A %      RETAINED BY
                                          OFFERING      OF YOUR       FINANCIAL
AMOUNT OF PURCHASE                          PRICE      INVESTMENT   ADVISOR FIRM
Less than $50,000                          [5.75]        [6.01]         _.__
--------------------------------------------------------------------------------
$50,000 to less than $100,000              [4.50]        [4.71]         _.__
--------------------------------------------------------------------------------
$100,000 to less than $250,000             [3.50]        [3.63]         _.__
--------------------------------------------------------------------------------
$250,000 to less than $500,000             [2.50]        [2.56]         _.__
--------------------------------------------------------------------------------
$500,000 to less than $1,000,000           [2.00]        [2.04]         _.__
--------------------------------------------------------------------------------
$1,000,000 or more                         [0.00]        [0.00]         _.__

Class T shares bought without an initial sales charge in accounts aggregating $1 million or more at the time of purchase are subject to a 1.00% CDSC if the shares are sold within 12 months of the time of purchase, unless the shares were sold because of the death or the post-purchase disability of the shareholder or withdrawn through Liberty's Systematic Withdrawal Plan in an amount that does not annually exceed 12% of the account's value. Subsequent Class T share purchases that bring your account value above $1 million are subject to a CDSC if redeemed within 12 months of the date of purchase. The 12-month period begins on the first day of the [month following each purchase]. The CDSC does not apply to retirement plans purchasing through a fee-based program.

There is no sales charge when you buy Class T Shares if:

-    You buy shares by reinvesting your dividends and distributions.

- You buy shares with the proceeds of a redemption of Class T shares on which you have already paid a sales charge (as long as you buy the new shares within 90 days after selling your other shares).

- You are an investment professional who places trades for your clients and charges them a fee.

YOUR ACCOUNT

- You buy shares under an all-inclusive fee program (sometimes called a "wrap fee program") offered by a broker-dealer or other financial institution.

-    You were a Galaxy shareholder before December 1, 1995.

- You were shareholder of the Boston 1784 Funds on the date when the Funds were reorganized into Galaxy.

UNDERSTANDING CONTINGENT DEFERRED SALES CHARGES

Certain investments in Class T and G shares are subject to a CDSC, a sales charge applied at the time you sell your shares. You will pay the CDSC only on shares you sell within a certain amount of time after purchase. The CDSC generally declines each year until there is no charge for selling shares. The CDSC is applied to the net asset value at the time of purchase or sale, whichever is lower. For purposes of calculating the CDSC, the start of the holding period is the [first day/month-end] of the month in which the purchase is made. Shares you purchase with reinvested dividends or capital gains are not subject to a CDSC. In addition, there is no CDSC when Class G shares are sold because of the death or post-purchase disability of a shareholder and in certain other circumstances such as exchanges. Ask your financial advisor or the Fund's distributor, or consult the SAI, for other instances in which the CDSC is waived. When you place an order to sell shares, the Fund will automatically sell first those shares not subject to a CDSC and then those you have held the longest. This policy helps reduce and possibly eliminate the potential impact of the CDSC.

[For Class T share purchases of $1 million or more, financial advisors receive a cumulative commission from the distributor as follows:


PURCHASES OVER $1 MILLION
--------------------------------------------------------------------------------


AMOUNT PURCHASED                                                    COMMISSION %
First $3 million                                                       [1.00]
--------------------------------------------------------------------------------
$3 million to less than $5 million                                     [0.80]
--------------------------------------------------------------------------------
$5 million to less than $25 million                                    [0.50]
--------------------------------------------------------------------------------
$25 million or more                                                    [0.25]

The commission to financial advisors for Class T share purchases of $25 million or more is paid over 12 months but only to the extent the shares remain outstanding.

For Class T share purchases by participants in certain group retirement plans offered through a fee-based program, financial advisors receive a 1.00% commission from the distributor on all purchases of less than $3 million.]

REDUCED SALES CHARGES FOR LARGER INVESTMENTS There are two ways for you to pay a lower sales charge when purchasing Class T shares. The first is through Rights of Accumulation. If the combined value of the Fund accounts in all classes maintained by you, your spouse or your minor children reaches a sales charge discount level (according to the chart on the previous page), your next purchase will receive the lower sales charge. The second is by signing a Statement of Intent within 90 days of your purchase. By doing so, you would be able to pay the lower sales charge on all purchases by agreeing to invest a total of at least $50,000 within 13 months. If your Statement of Intent purchases are not completed within 13 months, you will be charged the applicable sales charge on the amount you had invested to that date. In addition, certain investors may purchase shares at a reduced sales charge or net asset value, which is the value of a fund share excluding any sales charges. See the Statement of Additional Information for a description of these situations.

CLASS G SHARES Your purchases of Class G shares are made at Class G's net asset value. Class G shares have no front-end sales charge, but they do carry a CDSC that is imposed only on shares sold prior to elimination of the CDSC as shown in the applicable chart below. The CDSC generally declines each year and eventually disappears over time. The distributor pays your financial advisor firm an up-front commission on sales of Class G shares as described in the charts below.

YOUR ACCOUNT


CDSCs for Class G shares received in exchange for Retail B shares of the Galaxy Fund that were purchased prior to January 1, 2001:


CLASS G SALES CHARGES
--------------------------------------------------------------------------------

                                                                 % DEDUCTED WHEN
HOLDING PERIOD AFTER PURCHASE                                    SHARES ARE SOLD
Through first year                                                   [5.00]
--------------------------------------------------------------------------------
Through second year                                                  [4.00]
--------------------------------------------------------------------------------
Through third year                                                   [3.00]
--------------------------------------------------------------------------------
Through fourth year                                                  [3.00]
--------------------------------------------------------------------------------
Through fifth year                                                   [2.00]
--------------------------------------------------------------------------------
Through sixth year                                                   [1.00]
--------------------------------------------------------------------------------
Longer than six years                                                [None]

CDSCs for Class G shares received in exchange for Retail B shares of the Galaxy Fund that were purchased on or after January 1, 2001:

                                                                 % DEDUCTED WHEN
HOLDING PERIOD AFTER PURCHASE                                    SHARES ARE SOLD
Through first year                                                   [5.00]
--------------------------------------------------------------------------------
Through second year                                                  [4.00]
--------------------------------------------------------------------------------
Through third year                                                   [4.00]
--------------------------------------------------------------------------------
Through fourth year                                                  [4.00]
--------------------------------------------------------------------------------
Through fifth year                                                   [3.00]
--------------------------------------------------------------------------------
Through sixth year                                                   [2.00]
--------------------------------------------------------------------------------
Through the seventh year                                             [1.00]
--------------------------------------------------------------------------------
Longer than seven years                                              [None]

Commission to financial advisors is _.__%.
Class G shares received in exchange for Retail B shares of the Galaxy Fund that were purchased prior to January 1, 2001 will automatically convert to Class T shares six years after purchase. Class G shares received in exchange for Retail B shares of the Galaxy Fund that were purchased on or after January 1, 2001 will automatically convert to Class T shares eight years after purchase.

Retail B shares of the Galaxy Fund received in connection with the reorganization of The Pillar Funds into the Galaxy Fund are subject to a CDSC if sold within six years of your purchase of the Pillar Fund shares you held prior to the reorganization. The following table shows the schedule of CDSC charges applicable to such shares:

                                                                 % DEDUCTED WHEN
HOLDING PERIOD AFTER PURCHASE                                    SHARES ARE SOLD
Through first year                                                    5.50
--------------------------------------------------------------------------------
Through second year                                                   5.00
--------------------------------------------------------------------------------
Through third year                                                    4.00
--------------------------------------------------------------------------------
Through fourth year                                                   3.00
--------------------------------------------------------------------------------

YOUR ACCOUNT


--------------------------------------------------------------------------------
Through fifth year                                                    2.00
--------------------------------------------------------------------------------
Through sixth year                                                    1.00
--------------------------------------------------------------------------------
Through the seventh year                                              None
--------------------------------------------------------------------------------
Longer than seven years                                               None

Commission to financial advisors is _.__%.
Retail B shares of the Galaxy Fund that were acquired in connection with the reorganization of The Pillar Funds into the Galaxy Fund will automatically convert to Class T shares eight years after you purchased the Pillar Fund shares you held prior to the reorganization.


HOW TO EXCHANGE SHARES
--------------------------------------------------------------------------------
You may exchange your Class T shares for Class A or Class T shares, and may exchange your Class G shares for Class B or Class G shares, of another fund distributed by Liberty Funds Distributor, Inc. at net asset value. If your shares are subject to a CDSC, you will not be charged a CDSC upon the exchange. However, when you sell the shares acquired through the exchange, the shares sold may be subject to a CDSC, depending upon when you originally purchased the shares you are exchanging. For purposes of computing the CDSC, the length of time you have owned your shares will be computed from the date of your original purchase and the applicable CDSC will be the CDSC of the original fund. Class T and Class G shares, once exchanged for Class A or Class B shares, may not be further exchanged for Class T or Class G shares. Unless your account is part of a tax-deferred retirement plan, an exchange is a taxable event, and you may realize a gain or a loss for tax purposes. The Fund may terminate your exchange privilege if the advisor determines that your exchange activity is likely to adversely impact its ability to manage the Fund. To exchange by telephone, call 1-800-422-3737.


HOW TO SELL SHARES
--------------------------------------------------------------------------------
Your financial advisor can help you determine if and when you should sell your shares. You may sell shares of the Fund on any regular business day that the NYSE is open.

When the Fund receives your sales request in "good form," shares will be sold at the next calculated price. "Good form" means that money used to purchase your shares is fully collected. When selling shares by letter of instruction, "good form" also means (i) your letter has complete instructions, the proper signatures and signature guarantees, (ii) you have included any certificates for shares to be sold, and (iii) any other required documents are attached. For additional documents required for sales by corporations, agents, fiduciaries and surviving joint owners, please call 1-800-345-6611. Retirement plan accounts have special requirements; please call 1-800-799-7526 for more information.

The Fund will generally send proceeds from the sale to you within seven days (usually on the next business day after your request is received in "good form"). However, if you purchased your shares by check, the Fund may delay sending the proceeds from the sale of your shares for up to 15 days after your purchase to protect against checks that are

YOUR ACCOUNT


returned. No interest will be paid on uncashed redemption checks. Redemption proceeds may be paid in securities, rather than in cash, under certain circumstances. For more information, see the paragraph "Non Cash Redemptions" under the section "How to Sell Shares" in the Statement of Additional Information.


OUTLINED BELOW ARE THE VARIOUS OPTIONS FOR SELLING SHARES:
--------------------------------------------------------------------------------

METHOD               INSTRUCTIONS
Through your         You may call your financial advisor to place your sell
financial advisor    order. To receive the current trading day's price, your
                     financial advisor firm must receive your request prior to
                     the close of regular trading on the NYSE, usually 4:00 p.m.
                     Eastern time. Your financial advisor may charge you fees
                     for executing a redemption for you.
--------------------------------------------------------------------------------
By exchange          You or your financial advisor may sell shares by exchanging from the Fund into the same share class of another fund at no additional cost. To exchange by telephone, call
                     1-800-422-3737.
--------------------------------------------------------------------------------
By telephone         You or your financial advisor may sell shares by telephone and request that a check be sent to your address of record by calling 1-800-422-3737, unless you have notified the
                     Fund of an address change within the previous 30 days. The dollar limit for telephone sales is $100,000 in a 30-day
                     period. You do not need to set up this feature in advance
                     of your call. Certain restrictions apply to retirement
                     accounts. For details, call 1-800-345-6611.
--------------------------------------------------------------------------------
By mail              You may send a signed letter of instruction or stock power form along with any share certificates to be sold to the
                     address below. In your letter of instruction, note the
                     Fund's name, share class, account number, and the dollar
                     value or number of shares you wish to sell. All account
                     owners must sign the letter, and signatures must be
                     guaranteed by either a bank, a member firm of a national
                     stock exchange or another eligible guarantor institution.
                     Additional documentation is required for sales by
                     corporations, agents, fiduciaries, surviving joint owners
                     and individual retirement account owners. For details, call
                     1-800-345-6611.

                     Mail your letter of instruction to Liberty Funds Services,
                     Inc., P.O. Box 8081, Boston, MA 02266-8081.
--------------------------------------------------------------------------------
By wire              You may sell shares and request that the proceeds be
                     wired to your bank. You must set up this feature prior to
                     your telephone request. Be sure to complete the appropriate section of the account application for this feature.
--------------------------------------------------------------------------------
By systematic        You may automatically sell a specified dollar amount or
withdrawal plan      percentage of your account on a monthly, quarterly or
                     semi-annual basis and have the proceeds sent to you if your account balance is at least $5,000. This feature is not
                     available if you hold your shares in certificate form. All dividend and capital gains distributions must be
                     reinvested. Be sure to complete the appropriate section of the account application for this feature.
--------------------------------------------------------------------------------
By electronic        You may sell shares and request that the proceeds be
funds transfer       electronically transferred to your bank.  Proceeds may
                     take up to two business days to be received by your bank.
                     You must set up this feature prior to your request. Be sure to complete the appropriate section of the account
                     application for this feature.

YOUR ACCOUNT



FUND POLICY ON TRADING OF FUND SHARES
--------------------------------------------------------------------------------
The Fund does not permit short-term or excessive trading in its shares. Excessive purchases, redemptions or exchanges of Fund shares disrupt portfolio management and increase Fund expenses. In order to promote the best interests of the Fund, the Fund reserves the right to reject any purchase order or exchange request, particularly from market timers or investors who, in the advisor's opinion, have a pattern of short-term or excessive trading or whose trading has been or may be disruptive to the Fund. The fund into which you would like to exchange also may reject your request.

DISTRIBUTION AND SERVICE FEES
--------------------------------------------------------------------------------

The Fund has adopted a plan under Rule 12b-1 that permits it to pay the Fund's distributor marketing and other fees to support the sale and distribution of Class G shares and certain services provided to you by your financial advisor. The annual fees for shareholder liaison services and administrative support may equal up to 0.50% for Class G shares. The annual distribution fee may equal up to 0.65% for Class G shares. The Fund does not intend to pay more than a total of 0.95% for Class G shares in distribution and shareholder service fees during the current fiscal year. The Fund has also adopted a plan that permits it to pay for certain services provided to Class T shareholders by their financial advisors. The annual service fee may equal up to 0.50% for Class T shares. The Fund does not intend to pay more than 0.30% for Class T shares in shareholder service fees during the current fiscal year. The foregoing fees are paid out of the assets of relevant class. Over time, these fees will reduce the return on your investment and may cost you more than paying other types of sales charges. Class G shares automatically convert to Class T shares after a certain number of years, eliminating a portion of these fees upon conversion. Conversion may occur six or eight years after purchase, depending on the program under which you purchased your shares. See "Your Account; Sales Charges" for the conversion schedule applicable to Class G shares.

YOUR ACCOUNT


OTHER INFORMATION ABOUT YOUR ACCOUNT
--------------------------------------------------------------------------------
HOW THE FUND'S SHARE PRICE IS DETERMINED The price of each class of the Fund's shares is based on its net asset value. The net asset value is determined at the close of regular trading on the NYSE, usually 4:00 p.m. Eastern time, on each business day that the NYSE is open (typically Monday through Friday).

When you request a transaction, it will be processed at the net asset value (plus any applicable sales charges) next determined after your request is received in "good form" by the distributor. In most cases, in order to receive that day's price, the distributor must receive your order before that day's transactions are processed. If you request a transaction through your financial advisor firm, the firm must receive your order by the close of trading on the NYSE to receive that day's price.

The Fund determines its net asset value for each share by dividing each class's total net assets by the number of that class's outstanding shares. In determining the net asset value, the Fund must determine the price of each security in its portfolio at the close of each trading day. Securities for which market quotations are available are valued each day at the current market value. However, where market quotations are unavailable, or when the advisor believes that subsequent events have made them unreliable, the Fund may use other data to determine the fair value of the securities.

You can find the daily prices of some share classes for the Fund in most major daily newspapers under the caption "Liberty." You can find daily prices for all share classes by visiting the Fund's web site at www.libertyfunds.com.

ACCOUNT FEES If your account value falls below $1,000 (other than as a result of depreciation in share value) you may be subject to an annual account fee of $10. This fee is deducted from the account in June each year. Approximately 60 days prior to the fee date, the Fund's transfer agent will send you written notification of the upcoming fee. If you add money to your account and bring the value above $1,000 prior to the fee date, the fee will not be deducted.

SHARE CERTIFICATES Share certificates are not available for Class G shares. Certificates will be issued for Class T shares only if requested. If you decide to hold share certificates, you will not be able to sell your shares until you have endorsed your certificates and returned them to the distributor.

YOUR ACCOUNT


UNDERSTANDING FUND DISTRIBUTIONS

The Fund earns income from the securities it holds. The Fund also may realize capital gains or losses on sales of its securities. The Fund distributes substantially all of its net investment income and capital gains to shareholders. As a shareholder, you are entitled to a portion of the Fund's income and capital gains, generally based on the number of shares you own at the time these distributions are declared.

DIVIDENDS, DISTRIBUTIONS AND TAXES The Fund has the potential to make the following distributions:

TYPES OF DISTRIBUTIONS
--------------------------------------------------------------------------------

Dividends             Represents interest and dividends earned from securities
                      held by the Fund, net of expenses incurred by the Fund.
--------------------------------------------------------------------------------
Capital gains         Represents net long-term capital gains on sales of
                      securities held for more than 12 months and net short-term capital gains, which are gains on sales of securities held for a 12-month period or less.

DISTRIBUTION OPTIONS The Fund distributes dividends annually and any capital gains (including short-term capital gains) at least annually. You can choose one of the options listed in the table below for these distributions when you open your account. To change your distribution option, call 1-800-345-6611.

If you do not indicate on your application or at the time your account is established your preference for handling distributions, the Fund will automatically reinvest all distributions in additional shares of the Fund.

DISTRIBUTION OPTIONS
--------------------------------------------------------------------------------

Reinvest all distributions in additional shares of your current fund
--------------------------------------------------------------------------------
Reinvest all distributions in shares of another fund
--------------------------------------------------------------------------------
Receive dividends in cash (see options below) and reinvest capital gains
--------------------------------------------------------------------------------
Receive all distributions in cash (with one of the following options):

- send the check to your address of record
- send the check to a third party address
- transfer the money to your bank via electronic funds transfer

Distributions of $10 or less will automatically be reinvested in additional Fund shares. If you elect to receive distributions by check and the check is returned as undeliverable, or if you do not cash a distribution check within six months of the check date, the distribution will be reinvested in additional shares of the Fund. All subsequent distributions will be reinvested.

YOUR ACCOUNT


TAX CONSEQUENCES Unless you are an entity exempt from income taxes, regardless of whether you receive your distributions in cash or reinvest them in additional Fund shares, all Fund distributions are subject to federal income tax. Depending on the state where you live, distributions may also be subject to state and local income taxes.

In general, any distributions of dividends, interest and short-term capital gains are taxable as ordinary income. Distributions of long-term capital gains are generally taxable as such, regardless of how long you have held your Fund shares. You will be provided with information each year regarding the amount of ordinary income and capital gains distributed to you for the previous year and any portion of your distribution which is exempt from state and local taxes. Your investment in the Fund may have additional personal tax implications. Please consult your tax advisor about foreign, federal, state, local or other applicable tax laws.

In addition to the dividends and capital gains distributions made by the Fund, you may realize a capital gain or loss when selling and exchanging shares of the Fund. Such transactions may also be subject to federal, state and local income tax.

MANAGING THE FUND
-------------------------------------------------------------------------------

INVESTMENT ADVISOR
--------------------------------------------------------------------------------
Fleet Investment Advisors Inc. (Fleet), located at 100 Federal Street, Boston, Massachusetts 02110, is the Fund's investment advisor. In its duties as investment advisor, Fleet runs the Fund's day-to-day business, including placing all orders for the purchase and sale of the Fund's portfolio securities. Fleet has been an investment advisor since 1984. Fleet also provides investment management and advisory services to individual and institutional clients. As of December 31, 2001, Fleet managed over $166 billion in assets.

For the fiscal year or period ended October 31, 2001, aggregate advisory fees paid to Fleet by the Fund amounted to 0.75% of average daily net assets of the Fund.

PORTFOLIO MANAGERS
--------------------------------------------------------------------------------
Christopher Legallet, [TITLE] of Fleet, is a co-manager for the Fund and has co-managed the Fund since August 10, 2002. Mr. Legallet has been associate with Fleet since 1997. From 1992 to 1997, Mr. Legallet was Managing Director and Portfolio Manager of Jupiter Asset Management (Asia Ltd.) in Hong Kong, and from 1988 to 1992, he was Vice President of Asian equities at Solomon Inc.

James M. McAlear, [TITLE] of Fleet, is a co-manager for the Fund and has co-managed the Fund since August 10, 2002. Mr. McAlear has been associated with the advisor and its affiliates since 1992 and specializes in international portfolio management and research. He has over 30 years of investment experience.

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

The financial highlights table is intended to help you understand the Fund's financial performance. Information is shown for the Fund's last five fiscal years, which run from November 1 to October 31, unless otherwise indicated, and relates to the Galaxy International Equity Fund, the Fund's predecessor fund. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that you would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information is included in the Fund's financial statements which, for the fiscal years ended on or after October 31, 1999, have been audited by Ernst & Young LLP, independent auditors, whose report, along with the Fund's financial statements, is included in the Fund's annual report. The information for periods ended on or prior to October 31, 1998 has been audited by other independent auditors, whose report expressed an unqualified opinion on those financial statements and highlights. You can request a free annual report by calling 1-800-426-3750.


THE FUND
--------------------------------------------------------------------------------

                                                                                Year ended October 31,
                                                        2001            2000             1999            1998            1997
                                                      Class T          Class T          Class T         Class T         Class T
 Net asset value --
 Beginning of period ($)                                [19.44]          [20.86]         [16.75]         [15.18]          [13.94]
------------------------------------------------------------------------------------------------------------------------------------
 INCOME FROM INVESTMENT OPERATIONS ($):
 Net investment income (loss)(a)                         [0.03]          [0.41](d)       [0.01](d)        [0.07]           [0.01]
------------------------------------------------------------------------------------------------------------------------------------
 Net realized and unrealized gain (loss)               [(5.75)]         [(0.59)]          [4.72]          [1.93]           [2.09]
------------------------------------------------------------------------------------------------------------------------------------
 Total from Investment Operations                      [(5.72)]         [(0.18)]          [4.73]          [2.00]           [2.10]
====================================================================================================================================
 LESS DISTRIBUTIONS DECLARED TO
 SHAREHOLDERS ($):
 From net investment income                            [(0.28)]         [(0.05)]        [(0.05)]        [(0.07)]         [(0.18)]
------------------------------------------------------------------------------------------------------------------------------------
 From net realized gains                               [(2.28)]         [(1.19)]        [(0.57)]        [(0.36)]         [(0.68)]
------------------------------------------------------------------------------------------------------------------------------------
 Total Distributions
 Declared to Shareholders                              [(2.56)]         [(1.24)]        [(0.62)]        [(0.43)]         [(0.86)]
====================================================================================================================================
 Net asset value --
 End of period ($)                                      [11.16]          [19.44]         [20.86]         [16.75]          [15.18]
------------------------------------------------------------------------------------------------------------------------------------
 Total return (%)(b)(c)                               [(33.35)]        [(1.49)]%        [29.04]%        [13.64]%         [15.88]%
====================================================================================================================================
 RATIOS TO AVERAGE NET ASSETS (%):
 Expenses (excluding reimbursement/waiver)               [1.64]           [1.57]          [1.73]          [1.73]           [1.85]
------------------------------------------------------------------------------------------------------------------------------------
 Net investment income (loss) (including
 reimbursement/waiver)                                   [0.11]           [1.83]          [0.03]          [0.39]           [0.03]
------------------------------------------------------------------------------------------------------------------------------------
 Waiver/reimbursement (op. exp. Including
 waiver)                                                 [1.34]           [1.32]          [1.48]          [1.48]           [1.60]
====================================================================================================================================
 Portfolio turnover rate (%)                               [60]             [50]            [45]            [49]             [45]
------------------------------------------------------------------------------------------------------------------------------------
 Net assets, end of period (000's) ($)                 [65,749]        [120,351]        [89,327]        [66,541]         [56,592]


(a) Net investment income (loss) per share before reimbursement/waiver of fees by the advisor and/or its affiliates and/or the administrator for Class T shares for the years ended October 31, 2001, 2000, 1999, 1998 and 1997 were $(0.05), $0.35(d), $(0.04)(d), $0.03 and $(0.01), respectively.

(b) [Total return at net asset value assuming all distributions reinvested and no initial or contingent deferred sales charge].

(c) Had the advisor not waived a portion of the expenses, total return would have been lower.

(d) Per share data was calculated using the [weighted average shares outstanding method] during the period

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------


                                                                                   Year ended October 31,
                                                                    2001                  2000                 1999
                                                                  Class G               Class G              Class G
 Net asset value --
 Beginning of period ($)                                           [19.28]              [20.80]               [16.75]
------------------------------------------------------------------------------------------------------------------------------
 INCOME FROM INVESTMENT OPERATIONS ($):                           [(0.10)]              [0.22](d)            [(0.09)](d)
 Net investment income (loss)(a)
------------------------------------------------------------------------------------------------------------------------------
 Net realized and unrealized gain (loss)                          [(5.72)]              [(0.55)]              [4.74]
------------------------------------------------------------------------------------------------------------------------------
 Total from Investment Operations                                 [(5.82)]              [(0.33)]              [4.65]
==============================================================================================================================
 LESS DISTRIBUTIONS DECLARED TO
 SHAREHOLDERS ($):
 From net investment income                                       [(0.14)]               [---]               [(0.13)]
------------------------------------------------------------------------------------------------------------------------------
 From net realized gains                                          [(2.28)]              [(1.19)]             [(0.57)]
------------------------------------------------------------------------------------------------------------------------------
 Total Distributions
 Declared to Shareholders                                         [(2.42)]              [(1.19)]             [(0.70)]
==============================================================================================================================
 Net asset value --
 End of period ($)                                                 [11.04]              [19.28]               [20.80]
------------------------------------------------------------------------------------------------------------------------------
 Total return (%)(b)(c)                                           [(33.95)]             [(2.22)]              [28.41]
==============================================================================================================================
 RATIOS TO AVERAGE NET ASSETS (%):
 Expenses (excluding reimbursement/waiver)                         [2.66]                [2.64]               [2.70]
------------------------------------------------------------------------------------------------------------------------------
 Net investment income (loss) (including                          [(0.89)]               [1.02]              [(0.45)]
 reimbursement/waiver)
------------------------------------------------------------------------------------------------------------------------------
 Waiver/reimbursement (op. exp. Including
 waiver)                                                           [2.34]                [2.14]               [1.96]
==============================================================================================================================
 Portfolio turnover rate (%)                                        [60]                  [50]                 [45]
------------------------------------------------------------------------------------------------------------------------------
 Net assets, end of period (000's) ($)                             [6,988]              [8,297]               [2,189]

(a) Net investment income (loss) per share before reimbursement/waiver of fees by the Investment Advisor and/or its affiliates and/or the Administrator for Class G shares for the years ended October 31, 2001, 2000, 1999 were $(0.14), $0.11(4) and (0.25)(4), respectively.

(b) [Total return at net asset value assuming all distributions reinvested and no initial or contingent deferred sales charge].

(c) Had the advisor not waived a portion of the expenses, total return would have been lower.

(d) Per share data was calculated using the [weighted average shares outstanding method] during the period.

NOTES
--------------------------------------------------------------------------------

NOTES

FOR MORE INFORMATION
--------------------------------------------------------------------------------
Additional information about the Fund's investments will be published is available in the Fund's semi-annual and annual reports to shareholders. The annual report will contain a discussion of the market conditions and investment strategies that significantly affected the Fund's performance over its last fiscal year.

You may wish to read the Statement of Additional Information for more information on the Fund and the securities in which it invests. The Statement of Additional Information is incorporated into this prospectus by reference, which means that it is considered to be part of this prospectus.

You can get free copies of reports and the Statement of Additional Information, request other information and discuss your questions about the Fund by writing or calling the Fund's distributor at:

Liberty Funds Distributor, Inc.
One Financial Center
Boston, MA 02111-2621
1-800-426-3750
www.libertyfunds.com

Text-only versions of all Fund documents can be viewed online or downloaded from the EDGAR database on the Securities and Exchange Commission internet site at www.sec.gov.

You can review and copy information about the Fund by visiting the following location, and you can obtain copies, upon payment of a duplicating fee by electronic request at the E-mail address publicinfo@sec.gov or by writing the:

Public Reference Room
Securities and Exchange Commission
Washington, DC 20549-0102

Information on the operation of the Public Reference Room may be obtained by calling 1-202-942-8090.

INVESTMENT COMPANY ACT FILE NUMBER:

Liberty-Stein Roe Funds Investment Trust: 811-4978
- Liberty International Equity Fund (formerly named Galaxy International Equity
  Fund)


                           [LIBERTY FUNDS LETTERHEAD]


[Job Code]

                          LIBERTY ASSET ALLOCATION FUND
                           LIBERTY EQUITY GROWTH FUND
                            LIBERTY EQUITY VALUE FUND
                         LIBERTY GROWTH & INCOME FUND II
                        LIBERTY INTERNATIONAL EQUITY FUND
                         LIBERTY SMALL-CAP VALUE FUND II
                        LIBERTY SMALL COMPANY EQUITY FUND
                          LIBERTY STRATEGIC EQUITY FUND
               SERIES OF LIBERTY-STEIN ROE FUNDS INVESTMENT TRUST
                       STATEMENT OF ADDITIONAL INFORMATION
                                [        ], 2002

This Statement of Additional Information (SAI) contains information which may be useful to investors but which is not included in the Prospectuses of Liberty Asset Allocation Fund, Liberty Equity Growth Fund, Liberty Equity Value Fund, Liberty Growth & Income Fund II, Liberty International Equity Fund, Liberty Small-Cap Value Fund II, Liberty Small Company Equity Fund and Liberty Strategic Equity Fund (each a Fund and collectively, the Funds). This SAI is not a prospectus and is authorized for distribution only when accompanied or preceded by a Prospectus of the Funds dated [ ], 2002. This SAI should be read together with a Prospectus of the Funds and the most recent Annual Report dated October 31, 2001, for the relevant Predecessor Fund (as defined below). Investors may obtain a free copy of a Prospectus and the Annual Reports from Liberty Funds Distributor, Inc. (LFD), One Financial Center, Boston, MA 02111-2621. The Financial Statements and Report of Independent Accountants appearing in each Predecessor Fund's October 31, 2001, Annual Report are incorporated in this SAI by reference.

Part 1 of this SAI contains specific information about the Funds. Part 2 includes information about the funds distributed by LFD generally and additional information about certain securities and investment techniques described in the Funds' Prospectuses.

TABLE OF CONTENTS


                                                                         PAGE
        PART 1
        Definitions...................................................
        Organization and History......................................
        Investment Goal and Policies..................................
        Fundamental and Non-Fundamental Investment Policies...........
        Portfolio Turnover............................................
        Fund Charges and Expenses.....................................
        Investment Performance........................................
        Custodian of the Funds........................................
        Independent Accountants.......................................

        PART 2
        Miscellaneous Investment Practices............................
        Taxes.........................................................
        Management of the Funds.......................................
        Determination of Net Asset Value..............................
        How to Buy Shares.............................................
        Special Purchase Programs/Investor Services...................
        Programs for Reducing or Eliminating Sales Charges............
        How to Sell Shares............................................
        Distributions.................................................
        How to Exchange Shares........................................
        Suspension of Redemptions.....................................
        Shareholder Liability.........................................
        Shareholder Meetings..........................................
        Performance Measures..........................................
        Appendix I....................................................
        Appendix II...................................................


[JOB CODE]

                                     PART 1
                          LIBERTY ASSET ALLOCATION FUND
                           LIBERTY EQUITY GROWTH FUND
                            LIBERTY EQUITY VALUE FUND
                         LIBERTY GROWTH & INCOME FUND II
                        LIBERTY INTERNATIONAL EQUITY FUND
                         LIBERTY SMALL-CAP VALUE FUND II
                        LIBERTY SMALL COMPANY EQUITY FUND
                          LIBERTY STRATEGIC EQUITY FUND
                       STATEMENT OF ADDITIONAL INFORMATION
                                [     ], 2002

DEFINITIONS

       "Asset Allocation Fund" or "Fund"          Liberty Asset Allocation Fund
       "Growth Fund" or "Fund"                    Liberty Equity Growth Fund
       "Value Fund" or "Fund"                     Liberty Equity Value Fund
       "Growth & Income Fund" or "Fund"           Liberty Growth & Income Fund II
       "International Fund" or "Fund"             Liberty International Equity Fund
       "Small-Cap Value Fund" or "Fund"           Liberty Small-Cap Value Fund II
       "Small Company Fund" or "Fund"             Liberty Small Company Equity Fund
       "Strategic Fund" or "Fund"                 Liberty Strategic Equity Fund
       "Predecessor Fund" or "Predecessor Funds"  See below under "Organization and History"
       "Trust"                                    Liberty-Stein Roe Funds Investment Trust
       "Advisor"                                  Fleet Investment Advisors Inc., the Funds' investment advisor
       "Administrator"                            Colonial Management Associates, Inc., the Funds' administrator
       "LFD"                                      Liberty Funds Distributor, Inc., the Funds' distributor
       "LFS"                                      Liberty Funds Services, Inc., the Funds' shareholder services and transfer agent

ORGANIZATION AND HISTORY

The Trust is a Massachusetts business trust organized in 1987. Each Fund is an open-end, management investment company that represents the entire interest in a separate series of the Trust and is a diversified series of the Trust. Each Fund is the successor to a separate series of The Galaxy Fund, a Massachusetts business trust organized on March 31, 1986. On [______], 2002, each series of The Galaxy Fund to which the Funds succeeded (the "Predecessor Funds") was reorganized as separate series of the Trust. Class A shares of the Funds were issued in exchange for Prime A Shares of the Predecessor Funds, Class B shares of the Funds were issued in exchange for Prime B Shares of the Predecessor Funds, Class T shares of the Funds were issued in exchange for Retail A Shares of the Predecessor Funds, Class G shares of the Funds were issued in exchange for Retail B Shares of the Predecessor Funds and Class Z shares of the Funds were issued in exchange for Trust Shares of the Predecessor Funds.

The Asset Allocation Fund commenced operations on [__________]; the Growth Fund commenced operations on [__________]; the Value Fund commenced operations on [__________]; the International Fund commenced operations on [__________]; the Small Company Fund commenced operations on [__________]; and the Strategic Fund commenced operations on [__________].

The Growth & Income Fund and Small-Cap Value Fund commenced operations on December 14, 1992, as separate portfolios (the "Predecessor Growth & Income Fund" and "Predecessor Small-Cap Value Fund," respectively, and collectively, the "Predecessor Shawmut Funds") of The Shawmut Funds. On December 4, 1995, the Predecessor Shawmut Funds were reorganized as new portfolios of The Galaxy Fund. Prior to the reorganization, the Predecessor Shawmut Funds offered and sold shares of beneficial interest that were similar to The Galaxy Fund's Trust Shares and Retail A Shares.

The Trust is not required to hold annual shareholder meetings, but special meetings may be called for certain purposes. Each whole share (or fractional share) outstanding on the record date established in accordance with the Trust's By-Laws shall be entitled to a number of votes on any matter on which it is entitled to vote equal to the net asset value of the share (or fractional share) in United States dollars determined at the close of business on the record date (for example, a share having a net asset value of $10.50 would be entitled to 10.5 votes). Shares of the Fund and any other series of the Trust that may be in existence from time to time generally vote together except when required by law to vote separately by fund or by class. Shareholders owning in the aggregate ten percent of Trust shares may call meetings to consider removal of Trustees. Under certain circumstances, the Trust will provide information to assist shareholders in calling such a meeting. See Part 2 of this SAI for more information.

On February 1, 1996, the name of the Trust was changed to separate "SteinRoe" into two words. The name of the Trust was changed on October 18, 1999, from "Stein Roe Investment Trust" to its current name.


                                        b

INVESTMENT GOAL AND POLICIES

The Prospectuses describe each Fund's investment goal and investment strategies and risks. Part 1 of this SAI includes additional information concerning, among other things, the fundamental investment policies of the Funds. Part 2 contains additional information about the following securities and investment techniques that may be utilized by the Funds, unless otherwise noted, subject to any restrictions described in Part 1 of this SAI:

         Short-Term Trading
         Small Companies (the Small-Cap Value and Small Company Funds only) Common Stock, Preferred Stock and Warrants
         Foreign Securities
         Other Investment Companies (the Asset Allocation, Value, Growth, International, Small-Cap Value and Small Company Funds only)
         Money Market Instruments
         Securities Loans
         Forward Commitments
              "When-Issued" Securities (the Growth & Income, Strategic,
               International and Small-Cap Value Funds only)
              "Delayed Delivery" Securities (the Growth & Income, Strategic and
               Small-Cap Value Funds only)
         Mortgage Dollar Rolls (the Asset Allocation Fund only)
         REITs
         Mortgage-Backed Securities (the Asset Allocation Fund only)
         Non-Agency Mortgage-Backed Securities (the Asset Allocation Fund only) Asset-Backed Securities (the Asset Allocation Fund only)
         Repurchase Agreements
         Reverse Repurchase Agreements
         Options on Securities
         Futures Contracts and Related Options
         Swap Agreements (Swaps, Caps, Collars and Floors)
         Foreign Currency Transactions
         Rule 144A Securities
         Variable and Floating Rate Obligations
         Convertible Securities
         Yankee Obligations
         American, European, Continental and Global Depositary Receipts
              (except that only the Growth & Income, International, Small-Cap Value and Strategic Funds may invest in GDRs)

Except as indicated below under "Fundamental and Non-Fundamental Investment Policies," the Funds' investment policies are not fundamental, and the Trustees may change the policies without shareholder approval.

FUNDAMENTAL AND NON-FUNDAMENTAL INVESTMENT POLICIES

FUNDAMENTAL INVESTMENT POLICIES

In addition to each Fund's investment objective as stated in its Prospectuses, the following investment limitations are matters of fundamental policy and may not be changed with respect to a Fund without the affirmative vote of the holders of a majority of its outstanding shares. A "vote of the holders of a majority of the outstanding shares" of a particular Fund means the affirmative vote of the holders of the lesser of (a) more than 50% of the outstanding shares of such Fund, or (b) 67% or more of the shares of such Fund present at a meeting if more than 50% of the outstanding shares of such Fund are represented at the meeting in person or by proxy.

Each of the Asset Allocation Fund, Growth & Income Fund, Strategic Fund, Value Fund, Growth Fund, International Fund, Small-Cap Value Fund and Small Company Fund may not:

      1. Borrow money, issue senior securities or mortgage, pledge or hypothecate its assets except to the extent permitted by the 1940 Act.

      2. Make any investment inconsistent with the Fund's classification as a diversified series of an open-end investment company under the 1940 Act.

      3. Concentrate its investments in the securities of one or more issuers conducting their principal business activities in the same industry (other than securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities).

      4.    Make loans except to the extent permitted by the 1940 Act.


                                       c

      5. Underwrite securities of other issuers, except insofar as the Fund technically may be deemed to be an underwriter under the Securities Act of 1933 in connection with the purchase and sale of its portfolio securities.

      6. Purchase or sell real estate, except that the Fund may purchase securities of issuers which deal or invest in real estate and may purchase securities which are secured by real estate or interests in real estate.

      7. Purchase or sell commodities or commodity contracts except that the Fund may, to the extent consistent with its investment objective and policies, purchase and sell financial futures contracts and related options and foreign currency forward contracts, futures contracts and related options.

With respect to Investment Limitation No. 1 above, the 1940 Act permits a Fund to borrow from any bank, provided that immediately after any such borrowing, there is an asset coverage of at least 300% for all borrowings of the Fund. In addition, a Fund may engage in certain securities trading practices, such as reverse repurchase agreements, that are deemed to be borrowings under the 1940 Act, provided that the Fund maintains in a segregated custodial account liquid assets equal to the repurchase price (including accrued interest). Mortgage dollar rolls and U.S. Treasury rolls entered into by the Asset Allocation Fund that are not accounted for as financings shall not constitute borrowings.

With respect to Investment Limitation No. 2 above, the 1940 Act prohibits a diversified Fund from purchasing the securities of any one issuer if immediately after such purchase more than 5% of the value of its total assets would be invested in the securities of such issuer or the Fund would own more than 10% of the outstanding voting securities of such issuer, except that (a) up to 25% of the value of the Fund's total assets may be invested without regard to these limitations and (b) the Fund may invest in U.S. Government obligations without regard to these limitations.

With respect to Investment Limitation No. 4 above, the 1940 Act permits a Fund to lend its portfolio securities against collateral having a value equal at all times to at least 100% of the value of the securities loaned. However, no portfolio securities loan shall be made on behalf of a Fund if, as a result, the aggregate value of all securities loaned by the Fund would exceed 33-1/3% of the value of its total assets (including the value of the collateral for the loans) at the time of the loan. In addition, a Fund may engage in certain securities trading practices, such as repurchase agreements, that are deemed to be loans under the 1940 Act.

NON-FUNDAMENTAL INVESTMENT POLICIES

The following investment limitation with respect to the Funds may be changed by the Board of Trustees without shareholder approval:

      8. A Fund may not sell securities short, maintain a short position, or purchase securities on margin, except for such short-term credits as are necessary for the clearance of transactions.

The following investment limitations with respect to the Asset Allocation Fund, Strategic Fund, Value Fund, Growth Fund, International Fund and Small Company Fund may be changed by the Board of Trustees without shareholder approval:

      9. A Fund may not write or sell put options, call options, straddles, spreads or any combination thereof except that (i) each of the Asset Allocation Fund, Value Fund, Growth Fund, International Fund and Small Company Fund may, to the extent consistent with its investment objective and policies, write covered call options and purchase and sell other options, and (ii) the Strategic Fund may buy and sell options, including without limit buying or writing puts and calls, based on any type of security, index or currency, including options on foreign exchanges and options not traded on exchanges to the extent permitted by its investment objective and policies.

      10. A Fund may not purchase securities of companies for the purpose of exercising control.

      11. A Fund may not purchase securities of other investment companies except as permitted by the 1940 Act, except that the Strategic Fund may, from time to time, on a temporary basis, invest exclusively in one other investment company similar to the Fund.

The following investment limitation with respect to the Asset Allocation Fund, Strategic Fund, Value Fund, Growth Fund, International Fund and Small Company Fund may be changed by the Board of Trustees without shareholder approval:

      12. A Fund may not invest more than 15% of its net assets in illiquid securities.

The following investment limitations with respect to the Growth & Income Fund and Small-Cap Value Fund may be changed by the Board of Trustees without shareholder approval:


                                       d

      13. The Funds may not invest more than 15% of their respective net assets in securities subject to restrictions on resale under the Securities Act of 1933 (except for commercial paper issued under Section 4(2) of the Securities Act of 1933 and certain securities which meet the criteria for liquidity as established by the Board of Trustees).

      14. Each Fund will limit its investments in other investment companies to not more than 3% of the total outstanding voting stock of any investment company; will invest no more than 5% of its total assets in any one investment company; and will invest no more than 10% of its total assets in investment companies in general. However, these limitations are not applicable if the securities are acquired in a merger, consolidation, reorganization or acquisition of assets.

      15. The Funds will purchase the securities of other investment companies only in open market transactions involving only customary broker's commissions. It should be noted that investment companies incur certain expenses such as management fees, and therefore any investment by a Fund in shares of another investment company would be subject to such duplicate expenses.

      16. Neither Fund may purchase or retain the securities of any issuer if the officers and Trustees of the Trust or the Advisor, owning individually more than 1/2 of 1% of the issuer's securities, together own more than 5% of the issuer's securities.

      17. Neither Fund may purchase or sell interests in oil, gas, or mineral exploration or development programs or leases; except that the Funds may purchase the securities of issuers which invest in or sponsor such programs.

      18. Neither Fund may purchase put options on securities, unless the securities are held in the Fund's portfolio and not more than 5% of the value of the Fund's total assets would be invested in premiums on open put option positions.

      19. Neither Fund may write call options on securities, unless the securities are held in the Fund's portfolio or unless the Fund is entitled to them in deliverable form without further payment or after segregating cash in the amount of any further payment. Neither Fund may write call options in excess of 5% of the value of its total assets.

      20. Neither Fund will invest more than 15% of the value of its respective net assets in illiquid securities, including repurchase agreements providing for settlement in more than seven days after notice, non-negotiable fixed time deposits with maturities over seven days, and certain securities not determined by the Board of Trustees to be liquid.

      21. Neither Fund may invest in companies for the purpose of exercising management or control.

      22. Neither Fund may invest more than 5% of its net assets in warrants. No more than 2% of this 5% may be warrants which are not listed on the New York Stock Exchange.

With respect to Investment Limitation No. 11 above, the 1940 Act prohibits a Fund, subject to certain exceptions, from acquiring the securities of other investment companies if, as a result of such acquisition, (a) the Fund owns more than 3% of the total outstanding voting stock of the investment company; (b) securities issued by any one investment company represent more than 5% of the total assets of the Fund; or (c) securities (other than treasury stock) issued by all investment companies represent more than 10% of the total assets of the Fund.

Each Fund may purchase restricted securities, which are any securities in which the Fund may otherwise invest pursuant to its investment objective and policies but which are subject to restrictions on resale under the federal securities laws. Certain restricted securities may be considered liquid pursuant to guidelines established by the Board of Trustees. To the extent restricted securities are deemed illiquid, each Fund will limit its purchase, together with other securities considered to be illiquid, to 15% of its net assets.

Each of the Asset Allocation Fund, Growth Fund and Small Company Fund may purchase put options and call options on securities and securities indices. None of these Funds may purchase options unless immediately after any such transaction the aggregate amount of premiums paid for put or call options does not exceed 5% of its total assets.

Each of the Asset Allocation Fund, Value Fund, Growth Fund, International Fund and Small Company Fund may engage in writing covered call options and may enter into closing purchase transaction with respect to such options. Such options must be listed on a national securities exchange and issued by the Options Clearing Corporation. The aggregate value of the securities subject to such options written by these Funds may not exceed 25% of the value of such Fund's net assets.

The International Fund may, for the purpose of hedging its portfolio, subject to applicable securities regulations, purchase and write put and call options on foreign stock indexes listed on foreign and domestic stock exchanges.

Each of the Growth & Income Fund, Strategic Fund and Small-Cap Value Fund may buy and sell options and futures contracts to manage their exposure to changing interest rates, security prices and currency exchange rates. These Funds may invest in options and futures based on any

                                       e
type of security, index, or currency, including options and futures based on foreign exchanges and options not traded on exchanges. These Funds will not hedge more than 20% of their respective total assets by selling futures, buying puts, and writing calls under normal conditions. These Funds will not buy futures or write puts whose underlying value exceeds 20% of their respective total assets, and will not buy calls with a value exceeding 5% of their respective total assets. These Funds may utilize stock index futures contracts, options, swap agreements, indexed securities, and options on futures contracts for the purposes of managing cash flows into and out of their respective portfolios and potentially reducing transaction costs, subject to the limitation that the value of these futures contracts, swap agreements, indexed securities, and options will not exceed 20% of the Funds' respective total assets. These Funds will not purchase options to the extent that more than 5% of the value of their respective total assets would be invested in premiums on open put option positions. In addition, these Funds do not intend to invest more than 5% of the market value of their respective total assets in each of the following: futures contracts, swap agreements, and indexed securities. When one of these Funds enters into a swap agreement, liquid assets of the Fund equal to the value of the swap agreement will be segregated by that Fund. These Funds may not use stock index futures contracts and options for speculative purposes.

As a means of reducing fluctuations in the net asset value of shares of the Growth & Income Fund, Strategic Fund and Small-Cap Value Fund, the Funds may attempt to hedge all or a portion of their respective portfolios through the purchase of listed put options on stocks, stock indices and stock index futures contracts. These options will be used as a form of forward pricing to protect portfolio securities against decreases in value resulting from market factors, such as an anticipated increase in interest rates.

The Growth & Income Fund, Strategic Fund and Small-Cap Value Fund may only: (1) buy listed put options on stock indices and stock index futures contracts; (2) buy listed put options on securities held in their respective portfolios; and
(3) sell listed call options either on securities held in their respective portfolios or on securities which they have the right to obtain without payment of further consideration (or have segregated cash in the amount of any such additional consideration). Each of these Funds will maintain its positions in securities, option rights, and segregated cash subject to puts and calls until the options are exercised, closed or expired. Each of these Funds may also enter into stock index futures contracts. A stock index futures contract is a bilateral agreement which obligates the seller to deliver (and the purchaser to take delivery of) an amount of cash equal to a specific dollar amount times the difference between the value of a specific stock index at the close of trading of the contract and the price at which the agreement is originally made. There is no physical delivery of the stocks constituting the index, and no price is paid upon entering into a futures contract.

None of the Growth & Income Fund, Strategic Fund and Small-Cap Value Fund will enter into futures contracts if, immediately thereafter, the sum of its initial margin deposits on open contracts exceed 5% of the market value of its total assets. Further, these Funds will enter into stock index futures contracts only for bona fide hedging purposes or such other purposes permitted under Part 4 of the regulations promulgated by the Commodity Futures Trading Commission. Also, these Funds may not enter into stock index futures contracts and options to the extent that the value of such contracts would exceed 20% of the Fund's total net assets and may not purchase put options to the extent that more than 5% of the value of the Fund's total assets would be invested in premiums on open put option positions.

As one way of managing their exposure to different types of investments, the Growth & Income Fund, Strategic Fund and Small-Cap Value Fund may enter into interest rate swaps, currency swaps, and other types of swap agreements such as caps, collars, and floors.

Each Fund may buy and sell securities denominated in currencies other than the U.S. dollar, and may receive interest, dividends and sale proceeds in currencies other than the U.S. dollar, the Funds from time to time may enter into foreign currency exchange transactions to convert the U.S. dollar to foreign currencies, to convert foreign currencies to the U.S. dollar and to convert foreign currencies to other foreign currencies.

Each of the Asset Allocation Fund, Value Fund, Growth Fund, International Fund, Small-Cap Value Fund and Small Company Fund may invest in securities issued by other investment companies which invest in high quality, short-term debt securities and which determine their net asset value per share based on the amortized cost or penny-rounding method. The International Fund may also purchase shares of investment companies investing primarily in foreign securities, including so-called "country funds." Country funds have portfolios consisting primarily of securities of issuers located in one foreign country. The Funds may invest in other investment companies primarily for the purpose of investing their short-term cash which has not yet been invested in other portfolio instruments. However, from time to time, on a temporary basis, each of the Growth & Income Fund, Strategic Fund and Small-Cap Value Fund may invest exclusively in one other investment company similar to the respective Fund.

All debt obligations, including convertible bonds, purchased by the Asset Allocation Fund, Strategic Fund, Value Fund, Growth Fund and Small Company Equity Fund are rated investment grade by Moody's ("Aaa," "Aa," "A" and "Baa") or S&P ("AAA," "AA," "A" and "BBB"), or, if not rated, are determined to be of comparable quality by the Advisor. Debt securities rated "Baa" by Moody's or "BBB" by S&P are generally considered to be investment grade securities although they have speculative characteristics and changes in economic conditions or circumstances are more likely to lead to a weakened capacity to make principal and interest payments than is the case for higher rated debt obligations.

The International Fund may only purchase debt securities rated "A" or higher by Moody's or S&P, or if unrated, determined by the Advisor to be of comparable quality. Issuers of commercial paper, bank obligations or repurchase agreements in which the International Fund invests must have, at the time of investment, outstanding debt rated A or higher by Moody's or S&P, or, if they are not rated, the instrument purchased must be determined to be of comparable quality.


                                       f

The Growth & Income Fund and Small-Cap Value Fund may purchase convertible bonds rated "Ba" or higher by Moody's or "BB" or higher by S&P or Fitch at the time of investment. Short-term money market instruments purchased by the Growth & Income Fund and Small-Cap Value Fund must be rated in one of the top two rating categories by a nationally recognized statistical rating agency, such as Moody's, S&P or Fitch.

Subsequent to its purchase by a Fund, an issue of securities may cease to be rated or its rating may be reduced below the minimum rating required for purchase by the Fund. The Board of Trustees or the Advisor may determine that it is appropriate for a Fund to continue to hold the obligation if retention is in accordance with the interests of the particular Fund and applicable regulations of the Securities and Exchange Commission ("SEC"). However, each Fund will sell promptly any security that is not rated investment grade by either S&P or Moody's if such securities exceed 5% of the Fund's net assets.

Loans of portfolio securities by the Funds will generally be short-term (except in the case of the Growth & Income Fund and Small-Cap Value Fund, which may loan their securities on a long-term or short-term basis or both), will be made only to borrowers deemed by the Advisor to be of good standing and only when, in the Advisor's judgment, the income to be earned from the loan justifies the attendant risks. The Funds currently intend to limit the lending of their portfolio securities so that, at any given time, securities loaned by a Fund represent not more than one-third of the value of its total assets.

Each Fund will invest no more than 10% of its net assets in REITs.

Except as stated otherwise, if a percentage limitation is satisfied at the time of investment, a later increase in such percentage resulting from a change in the value of a Fund's portfolio securities generally will not constitute a violation of the limitation. If the value of a Fund's holdings of illiquid securities at any time exceeds the percentage limitation applicable at the time of acquisition due to subsequent fluctuations in value or other reasons, the Board of Trustees will consider what actions, if any, are appropriate to maintain adequate liquidity. With respect to borrowings, if a Fund's asset coverage at any time falls below that required by the 1940 Act, the Fund will reduce the amount of its borrowings in the manner required by the 1940 Act to the extent necessary to satisfy the asset coverage requirement.

Each Fund may follow non-fundamental operating policies that are more restrictive than its fundamental investment limitations, as set forth in the Prospectuses and this Statement of Additional Information, in order to comply with applicable laws and regulations, including the provisions of and regulations under the 1940 Act.

ASSET ALLOCATION FUND

The Asset Allocation Fund may invest up to 20% of its total assets in foreign securities. Such foreign investments may be made directly, by purchasing securities issued or guaranteed by foreign corporations, banks or governments (or their political subdivisions or instrumentalities) or by supranational banks or other organizations, or indirectly, by purchasing American Depositary Receipts ("ADRs") and European Depositary Receipts ("EDRs") (EDRs are also known as Continental Depositary Receipts ("CDRs")). Examples of supranational banks include the International Bank for Reconstruction and Development ("World Bank"), the Asian Development Bank and the InterAmerican Development Bank. Obligations of supranational banks may be supported by appropriated but unpaid commitments of their member countries and there is no assurance that those commitments will be undertaken or met in the future. See "Foreign Securities" and "American, European, Continental and Global Depositary Receipts" in Part 2 of this SAI. The Fund may also invest in dollar-denominated high quality debt obligations of U.S. corporations issued outside the United States. The Fund may purchase put options and call options and write covered call options, purchase asset-backed securities and mortgage-backed securities and enter into foreign currency exchange transactions.

GROWTH FUND

Convertible securities purchased by the Growth Fund may include both debt securities and preferred stock. By investing in convertible securities, the Fund will seek the opportunity, through the conversion feature, to participate in the capital appreciation of the common stock into which the securities are convertible. See "Convertible Securities" in Part 2 of this SAI. The Fund may also invest in common stock warrants.

The Fund may invest up to 20% of its total assets in foreign securities, either directly or indirectly through the purchase of ADRs, EDRs and CDRs. In addition, the Fund may invest in securities issued by foreign branches of U.S. banks and foreign banks. See "Foreign Securities" and "American, European, Continental and Global Depositary Receipts" in Part 2 of this SAI. The Fund may also purchase put options and call options and write covered call options. See "Options on Securities" in Part 2 of this SAI.

VALUE FUND

Under normal market and economic conditions, the Value Fund invests at least 75% of its total assets in common stock, preferred stock (including convertible preferred stock) and debt securities convertible into common stock that the Advisor believes to be undervalued. Debt securities convertible into common stock are purchased primarily during periods of relative market instability and are acquired principally for income with the potential for appreciation being a secondary consideration. See "Convertible Securities" in Part 2 of this SAI.

The Fund may also invest up to 20% of its total assets in foreign securities, either directly or indirectly through ADRs, EDRs and CDRs. In addition, the Fund may invest in securities issued by foreign branches of U.S. banks and foreign banks. See "Foreign Securities" and


                                        g

"American, European, Continental and Global Depositary Receipts" in Part 2 of this SAI. The Fund may also write covered call options. See "Options on Securities" in Part 2 of this SAI.

GROWTH & INCOME FUND

Under normal market conditions, the Growth & Income Fund will invest at least 65% of its total assets in common stocks, preferred stocks, common stock warrants and securities convertible into common stock. The Fund may purchase convertible securities, including convertible preferred stock, convertible bonds or debentures, units consisting of "usable" bonds and warrants or a combination of the features of several of these securities. See "Convertible Securities" in
Part 2 of this SAI. The Fund may also buy and sell options and futures contracts and utilize stock index futures contracts, options, swap agreements, indexed securities, and options on futures contracts. See "Options on Securities" and "Futures Contracts and Related Options" in Part 2 of this SAI.

The Fund may invest up to 20% of its total assets in securities of foreign issuers which are freely traded on United States securities exchanges or in the over-the-counter market in the form of ADRs, EDRs, CDRs and Global Depositary Receipts ("GDRs"). Securities of a foreign issuer may present greater risks in the form of nationalization, confiscation, domestic marketability, or other national or international restrictions. As a matter of practice, the Fund will not invest in the securities of foreign issuers if any such risk appears to the Advisor to be substantial. See "Foreign Securities" and "American, European, Continental and Global Depositary Receipts" in Part 2 of this SAI.

INTERNATIONAL FUND

The International Fund invests at least 75% of its total assets in equity securities of foreign issuers. The Fund may invest in securities of issuers located in a variety of different foreign regions and countries, including, but not limited to, Australia, Austria, Belgium, Brazil, Canada, Denmark, Finland, France, Germany, Greece, Hong Kong, Ireland, Italy, Japan, Luxembourg, Malaysia, Mexico, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, Thailand and the United Kingdom.

The Fund invests in common stock and may invest in other securities with equity characteristics, consisting of trust or limited partnership interests, preferred stock, rights and warrants. The Fund may also invest in convertible securities, consisting of debt securities or preferred stock that may be converted into common stock or that carry the right to purchase common stock. See "Convertible Securities" in Part 2 of this SAI. The Fund invests in securities listed on foreign or domestic securities exchanges and securities traded in foreign or domestic over-the-counter markets, and may invest in unlisted securities.

Securities issued in certain countries are currently accessible to the Fund only through investment in other investment companies that are specifically authorized to invest in such securities. The limitations on the Fund's investment in other investment companies are described below.

Subject to applicable securities regulations, the Fund may, for the purpose of hedging its portfolio, purchase and write covered call options on specific portfolio securities and may purchase and write put and call options on foreign stock indexes listed on foreign and domestic stock exchanges. In addition, the Fund may invest up to 100% of its total assets in securities of foreign issuers in the form of ADRs, EDRs, CDRs or GDRs as described under "American, European, Continental and Global Depositary Receipts" in Part 2 of this SAI. Furthermore, the Fund may purchase and sell securities on a when-issued basis.

SMALL-CAP VALUE FUND

In addition to common stocks, the Small-Cap Value Fund may purchase convertible securities, including convertible preferred stock, convertible bonds or debentures, units consisting of "usable" bonds and warrants or a combination of the features of several of these securities. See "Convertible Securities" in
Part 2 of this SAI. The Fund may also buy and sell options and futures contracts and utilize stock index futures contracts, options, swap agreements, indexed securities, and options on futures contracts. See "Options on Securities" and "Futures Contracts and Related Options" in Part 2 of this SAI.

The Fund may invest up to 20% of its total assets in securities of foreign issuers which are freely traded on U.S. securities exchanges or in the over-the-counter market in the form of ADRs, EDRs, CDRs and GDRs. Securities of a foreign issuer may present greater risks in the form of nationalization, confiscation, domestic marketability, or other national or international restrictions. As a matter of practice, the Fund will not invest in the securities of a foreign issuer if any such risk appears to the Advisor to be substantial. See "Foreign Securities" and "American, European, Continental and Global Depositary Receipts" in Part 2 of this SAI.

SMALL COMPANY FUND

In addition to common stocks, the Small Company Fund may invest in preferred stock, securities convertible into common stock, rights and warrants. Under normal market and economic conditions, at least 65% of the Fund's total assets will be invested in the equity securities of companies that have market capitalizations of $1.5 billion or less. The Fund may invest up to 20% of its total assets in foreign securities, either directly or indirectly through ADRs, EDRs and CDRs. See "Foreign Securities" and "American, European, Continental and Global Depositary Receipts" in Part 2 of this SAI.


                                       h

The Fund may purchase put options and call options and write covered call options as a hedge against changes resulting from market conditions and in the value of the securities held in the Fund or which it intends to purchase and where the transactions are economically appropriate for the reduction of risks inherent in the ongoing management of the Fund. See "Options on Securities" in
Part 2 of this SAI.

STRATEGIC FUND

Under normal market and economic conditions, the Strategic Fund will invest at least 65% of its total assets in equity securities, including common stocks, preferred stocks, securities convertible into common stock, rights and warrants. The Fund may invest up to 20% of its total assets in foreign securities, either directly or indirectly through ADRs, EDRs, CDRs and GDRs. See "Foreign Securities" and "American, European, Continental and Global Depositary Receipts" in Part 2 of this SAI. The Fund may also buy and sell options and futures contracts and utilize stock index futures contracts, options, swap agreements, indexed securities and options on futures contracts. See "Options on Securities" and "Futures Contracts and Related Options" in Part 2 of this SAI.

PORTFOLIO TURNOVER

Portfolio turnover is included in the Prospectuses under "Financial Highlights." Each Fund may sell a portfolio investment soon after its acquisition if the Advisor believes that such a disposition is consistent with the Fund's investment objective. Portfolio investments may be sold for a variety of reasons, such as a more favorable investment opportunity or other circumstances bearing on the desirability of continuing to hold such investments. A portfolio turnover rate of 100% or more is considered high, although the rate of portfolio turnover will not be a limiting factor in making portfolio decisions. High portfolio turnover may cause the Funds to realize capital gains which, if realized and distributed by the Funds, may be taxable to shareholders as ordinary income. High portfolio turnover may result in correspondingly greater brokerage commissions and other transaction costs, which will be borne directly by the Funds.

FUND CHARGES AND EXPENSES

For the services provided and expenses assumed with respect to the Funds, the Advisor is entitled to receive advisory fees, computed daily and paid monthly, at the annual rate of 0.75% of the average daily net assets of each Fund other than the International Fund. For the services provided and the expenses assumed with respect to the International Fund, the Advisor is entitled to receive advisory fees, computed daily and paid monthly, at the annual rate of 1.15% of the first $50 million of the Fund's average daily net assets, plus 0.95% of the next $50 million of such assets, plus 0.85% of net assets in excess of $100 million. The Funds, other than the International Fund, have been advised by the Advisor that, effective August 1, 2001, and until further notice to the Board of Trustees, it intends to waive advisory fees payable by the Funds so that advisory fees payable by the Funds would be as follows: 0.75% of the first $500 million of average daily net assets, plus 0.70% of the next $500 million of average daily net assets, plus 0.65% of the next $500 million of average daily net assets, plus 0.60% of the next $500 million of average daily net assets, plus 0.55% of average daily net assets in excess of $2 billion.

Oechsle International Advisors, LLC ("Oechsle"), a Delaware limited liability company with principal offices at One International Place, Boston, Massachusetts 02110, served as the subadvisor to the International Fund until [August 12], 2002. For the services provided and the expenses assumed pursuant to the subadvisory agreement between the Advisor and Oechsle, the Advisor paid a fee to Oechsle, computed daily and paid quarterly, at the annual rate of 0.40% of the first $50 million of the International Fund's average daily net assets, plus 0.35% of average daily net assets in excess of $50 million. The member manager of Oechsle is Oechsle Group, LLC. FleetBoston Financial Corporation owns approximately a 35% non-voting interest in Oechsle. As of December 31, 2001, Oechsle had discretionary management authority over approximately $14 billion in assets.

The Administrator is responsible for providing accounting and bookkeeping services to the Fund pursuant to a pricing and bookkeeping agreement. Under a separate agreement (outsourcing agreement), the Administrator has delegated those functions to State Street Bank and Trust Company (State Street). The Administrator pays fees to State Street under the outsourcing agreement.

Under its pricing and bookkeeping agreement with the Funds, the Administrator receives from the Funds a monthly fee consisting of a flat fee plus an asset-based fee, as follows:

-     an annual flat fee of $10,000, paid monthly; and

- in any month that the Fund has average net assets of more than $50 million, a monthly fee equal to the percentage of the average net assets of the Fund for that month that is determined by the following formula:

            [(number of stand-alone funds and master funds for which State Street provides pricing and bookkeeping services under the outsourcing agreement x $105,000) + (number of feeder funds for which State Street provides pricing and bookkeeping services under the outsourcing agreement x $12,000) - (annual flat fees payable by each fund for which State Street provides pricing and bookkeeping services under the outsourcing agreement )] / (average monthly net assets of all stand-alone funds and feeder funds for which State Street provides pricing and bookkeeping services under the outsourcing agreement with average monthly net assets of more than $50 million in that month)

The Fund reimburses the Administrator for all out-of-pocket expenses and charges, including fees payable to third parties (other than [State Street]) for providing pricing data.

Under the shareholders' servicing and transfer agency fee arrangement between LFS and the Funds, the Funds pay the following fees:

- An account fee for each open account of $4.00 per annum, payable on a monthly basis, in an amount equal to 1/12 the per annum charge; plus

- An account fee for each closed account of $1.50 per annum, payable on a monthly basis, in an amount equal to 1/12 the per annum charge; plus

- A transaction fee of $1.40 per transaction occurring in Fund accounts during any month; plus

- A monthly fee at the rate of 0.06% per annum of the average daily closing value of the total net assets of the Fund for such month; plus

- The Fund's allocated share of LFS' out-of-pocket expenses, including fees payable to DST Systems, Inc. (DST) under a remote services agreement with DST and recovery of one-time expenses for the conversion to DST's account processing system at a rate of 1/24th of such one-time expenses per month.

PFPC Inc. ("PFPC") (formerly know as First Data Investor Services Group, Inc.), located at 4400 Computer Drive, Westborough, Massachusetts 01581-5108, served as the administrator (until July 2002) and transfer and dividend disbursing agent (until July 2002) for the Predecessor Funds. PFPC is an indirect majority-owned subsidiary of PNC Bank Corp. During the last three fiscal years, no administration fees were waived by PFPC.

RECENT FEES PAID TO THE ADVISOR, PFPC AND OTHER SERVICE PROVIDERS

The following tables present recent fees paid to the Advisor, PFPC and other service providers by the relevant Predecessor Funds.


                                                          ASSET ALLOCATION FUND
                                                         Years ended October 31
                                                         ----------------------
                                                2001             2000              1999
                                                ----             ----              ----
Advisory fee                                $5,204,369        $5,783,582       $5,338,301
Advisory fee waiver                             18,195                 0                0
Expense reimbursement by the Advisor                 0                 0                0
Administration fee                             460,221           646,311          533,921
Shareholder service fee *                      914,162         1,065,746        1,052,992
12b-1 fees:
  Distribution fee (Prime A Shares)                219               506              438
  Service fee (Prime B Shares)                   1,149             1,357            2,263
  Distribution fee (Prime B Shares)              3,453             4,157              754
  Service fee (Retail B Shares) **             293,717           275,462          206,080
  Distribution fee (Retail B Shares)           661,865           650,302          499,231


                                                               GROWTH FUND
                                                         Years ended October 31
                                                         ----------------------
                                               2001             2000              1999
                                               ----             ----              ----
Advisory fee                               $11,771,942       $13,911,341      $10,553,344
Advisory fee waiver                            152,573                 0                0
Expense reimbursement by the Advisor                [0?]               0                0
Administration fee                           1,046,636         1,317,126        1,055,020
Shareholder service fee *                    1,213,883         1,446,176        1,093,512
12b-1 fees:
  Distribution fee (Prime A Shares)              1,719               323              184
  Service fee (Prime B Shares)                     930               999              806
  Distribution fee (Prime B Shares)              2,790             3,007              268
  Service fee (Retail B Shares) **             319,715           285,206          130,774
  Distribution fee (Retail B Shares)           725,614           696,922          346,626


                                       j

                                                               VALUE FUND
                                                         Years ended October 31
                                                         ----------------------
                                               2001             2000              1999
                                               ----             ----              ----
Advisory fee                                $2,973,507        $3,812,574       $4,468,558
Advisory fee waiver                                  0                 0                0
Expense reimbursement by the Advisor                 0                 0                0
Administration fee                             259,941           363,668          446,506
Shareholder service fee *                      585,821           688,464          759,127
12b-1 fees:
  Distribution fee (Prime A Shares)                (a)               (a)              (a)
  Service fee (Prime B Shares)                     (b)               (b)              (b)
  Distribution fee (Prime B Shares)                (b)               (b)              (b)
  Service fee (Retail B Shares) **              80,456            81,037           80,680
  Distribution fee (Retail B Shares)           187,937           204,874          190,927


                                                          GROWTH & INCOME FUND
                                                         Years ended October 31
                                                         ----------------------
                                                 2001             2000              1999
                                                 ----             ----              ----
Advisory fee                                $7,003,549        $5,899,914       $4,577,393
Advisory fee waiver                             41,194                 0                0
Expense reimbursement by the Advisor                 0                 0                0
Administration fee                             618,837           552,479          456,860
Shareholder service fee *                      634,076           433,882          426,269
12b-1 fees:
  Distribution fee (Prime A Shares)                317               383              264
  Service fee (Prime B Shares)                     304               319              412
  Distribution fee (Prime B Shares)                913               963              137
  Service fee (Retail B Shares) **             168,141            91,300          166,236
  Distribution fee (Retail B Shares)           368,914           408,911          400,239


                                                           INTERNATIONAL FUND
                                                         Years ended October 31
                                                         ----------------------
                                                 2001             2000              1999
                                                 ----             ----              ----
Advisory fee                                $4,984,528        $5,508,346       $3,119,675
Advisory fee waiver                          1,993,856         2,211,773        1,216,531
Expense reimbursement by the Advisor                 0                 0                0
Subadvisory fee                             $2,816,224        $3,121,396       $1,728,153
Administration fee                             524,095           624,039          365,677
Shareholder service fee *                      175,149           281,596          204,149
12b-1 fees:
  Distribution fee (Prime A Shares)                 30                39                0
  Service fee (Prime B Shares)                     907             1,278            1,640
  Distribution fee (Prime B Shares)              2,739             3,839              537
  Service fee (Retail B Shares) **              16,182             4,882               20
  Distribution fee (Retail B Shares)            47,388            39,534            6,058


                                       k

                                                          SMALL-CAP VALUE FUND
                                                         Years ended October 31
                                                         ----------------------
                                                 2001             2000              1999
                                                 ----             ----              ----
Advisory fee                                $3,724,882        $2,843,896       $2,487,806
Advisory fee waiver                              5,778                 0                0
Expense reimbursement by the Advisor                 0                 0                0
Administration fee                             328,447           269,338          248,680
Shareholder service fee *                      275,708           151,246                3
12b-1 fees:
  Distribution fee (Prime A Shares)                (a)               456              357
  Service fee (Prime B Shares)                     497               438            1,046
  Distribution fee (Prime B Shares)              1,531             1,314              349
  Service fee (Retail B Shares) **              10,830             3,006                0
  Distribution fee (Retail B Shares)            24,880            15,634            4,653


                                                           SMALL COMPANY FUND
                                                         Years ended October 31
                                                         ----------------------
                                                 2001             2000              1999
                                                 ----             ----              ----
Advisory fee                                $3,664,651        $4,109,620       $2,481,560
Advisory fee waiver                                  0                 0                0
Expense reimbursement by the Advisor                 0                 0                0
Administration fee                             322,914           388,798          248,980
Shareholder service fee *                      258,937           316,162          214,192
12b-1 fees:
  Distribution fee (Prime A Shares)                (a)               (a)              (a)
  Service fee (Prime B Shares)                     (b)               (b)              (b)
  Distribution fee (Prime B Shares)                (b)               (b)              (b)
  Service fee (Retail B Shares) **              50,873            49,712           12,679
  Distribution fee (Retail B Shares)           112,864           119,880           80,055


                                                             STRATEGIC FUND
                                                         Years ended October 31
                                                         ----------------------
                                                 2001             2000              1999
                                                 ----             ----              ----
Advisory fee                                  $642,804           $96,991         $455,936
Advisory fee waiver                            233,716           180,724          165,794
Expense reimbursement by the Advisor                 0                 0                0
Administration fee                              77,223            63,792           62,309
Shareholder service fee *                       20,192             7,319            3,344
12b-1 fees:
  Distribution fee (Prime A Shares)                (a)               (a)              (a)
  Service fee (Prime B Shares)                     (b)               (b)              (b)
  Distribution fee (Prime B Shares)                (b)               (b)              (b)
  Service fee (Retail B Shares) **               4,877             1,607                0
  Distribution fee (Retail B Shares)            12,266             9,457            6,114


--------

* Expense reimbursements for the fiscal year ended October 31, 2001, were $26,074, $29,123, $5,541, $8,298, $47,211 and $38,546, respectively, for the Asset Allocation Fund, Growth & Income Fund, Strategic Fund, Value Fund, Growth Fund and International Fund. Expense reimbursements for the fiscal year ended October 31, 2000, were $213,290, $15,253 and $92,585, respectively, for the Growth & Income Fund, Strategic Fund and Small-Cap Value Fund. Expense reimbursements for the fiscal year ended October 31, 1999, were $252,526, $15,006, $242,064 and $12,586, respectively, for the
      Growth & Income Fund, Strategic Fund, Small-Cap Value Fund and Small Company Fund.

** Expense reimbursement for the fiscal year ended October 31, 2001, were $7,386, $615, $4,247, $10,336 and $5,121, respectively, for the Asset
      Allocation Fund, Strategic Fund, Value Fund, Growth Fund and International Fund. Expense reimbursements for the fiscal year ended October 31, 2000, were $1,061, $84,510, $2,657, $9,345, $14,787, $12,127, $3,729 and $1,573,
      respectively, for the Asset Allocation Fund, Growth & Income Fund, Strategic Fund, Value Fund, Growth Fund, International Fund, Small-Cap Value Fund and Small Company Fund. Expense reimbursements for the fiscal year ended October 31, 1999, were $493, $2,803, $2,445, $17,017, $1,764,
      $1,980 and $20,434, respectively, for the Growth & Income Fund, Strategic Fund, Value Fund, Growth Fund, International Fund, Small-Cap Value Fund and Small Company Equity Fund.

(a)   Prime A Shares were not offered during the period.

(b)   Prime B Shares were not offered during the period.


                                       l

Fleet Bank, an affiliate of FleetBoston Financial Corporation, was paid a fee for Sub-Account Services performed with respect to Trust Shares of the Predecessor Funds held by defined contribution plans. Pursuant to an agreement between Fleet Bank and PFPC, Fleet Bank was paid $21.00 per year for each defined contribution plan participant account. For the fiscal year ended October 31, 2001, Fleet Bank received $2,675,433 for Sub-Account Services. PFPC bore this expense directly, and shareholders of Trust Shares of the Predecessor Funds bore this expense indirectly through fees paid to PFPC for transfer agency services.

BROKERAGE COMMISSIONS

For the fiscal years ended October 31, 2001, 2000 and 1999, the Funds paid brokerage commissions as shown in the table below. During fiscal years ended October 31, 2001, 2000 and 1999, certain Funds effected a portion of their portfolio transactions through Quick & Reilly Institutional Trading ("Quick & Reilly"), a division of Fleet Securities, Inc., which is an affiliate of the Advisor, and Robertson Stephens Inc. ("Robertson Stephens"), also an affiliate of the Advisor. The table below discloses (1) the aggregate amount of commissions paid to Quick & Reilly and Robertson Stephens by the Funds during the fiscal years ended October 31, 2001, 2000 and 1999, (2) the percentage of each Fund's aggregate brokerage commissions for the fiscal year ended October 31, 2001, that was paid to Quick & Reilly and Robertson Stephens, and (3) the percentage of each Fund's aggregate dollar amount of transactions that involved payment of commissions that was effected through Quick & Reilly and Robertson Stephens during the fiscal year ended October 31, 2001. In addition, the table below discloses the soft dollar commissions paid by the Funds during the fiscal year ended October 31, 2001 (information for earlier years not provided).


                                                            ASSET ALLOCATION FUND
                                                           Years ended October 31
                                                           ----------------------
                                                   2001             2000              1999
                                                   ----             ----              ----
Total commissions                               $148,531          $261,800         $164,971
Soft dollar commissions                            6,190
Aggregate commissions to Quick & Reilly           69,147           173,098          141,443
     and Robertson Stephens
% of aggregate commissions to Quick &              46.55%
     Reilly and Robertson Stephens
% of aggregate commission transactions             54.72%
     effected through Quick & Reilly and
     Robertson Stephens

                                                             GROWTH FUND
                                                       Years ended October 31
                                                       ----------------------
                                                2001             2000              1999
                                                ----             ----              ----
Total commissions                            $1,817,083        $1,911,120       $1,267,684
Soft dollar commissions                        181,725
Aggregate commissions to Quick & Reilly         36,736             98,173          157,771
     and Robertson Stephens
% of aggregate commissions to Quick &             2.02%
     Reilly and Robertson Stephens
% of aggregate commission transactions            2.15%
     effected through Quick & Reilly and
     Robertson Stephens


                                                               VALUE FUND
                                                         Years ended October 31
                                                         ----------------------
                                                 2001             2000              1999
                                                 ----             ----              ----
Total commissions                            $1,431,817          $975,959       $1,055,494
Soft dollar commissions                         194,519
Aggregate commissions to Quick & Reilly         700,146           652,971          860,618
     and Robertson Stephens
% of aggregate commissions to Quick &             48.90%
     Reilly and Robertson Stephens
% of aggregate commission transactions            62.41%
     effected through Quick & Reilly and
     Robertson Stephens


                                       m

                                                          GROWTH & INCOME FUND
                                                         Years ended October 31
                                                         ----------------------
                                                 2001             2000              1999
                                                 ----             ----              ----
Total commissions                              $748,892          $795,284         $305,533
Soft dollar commissions                          95,516
Aggregate commissions to Quick & Reilly         102,276           369,829          129,843
     and Robertson Stephens
% of aggregate commissions to Quick &             13.66%
     Reilly and Robertson Stephens
% of aggregate commission transactions            22.14%
     effected through Quick & Reilly and
     Robertson Stephens


                                                           INTERNATIONAL FUND
                                                         Years ended October 31
                                                         ----------------------
                                                 2001             2000              1999
                                                 ----             ----              ----
Total commissions                          $1,515,847        $1,644,461       $1,047,761
Soft dollar commissions                        16,843
Aggregate commissions to Quick & Reilly           N/A               N/A              N/A
     and Robertson Stephens
% of aggregate commissions to Quick &             N/A
     Reilly and Robertson Stephens
% of aggregate commission transactions            N/A
     effected through Quick & Reilly and
     Robertson Stephens


                                                          SMALL-CAP VALUE FUND
                                                         Years ended October 31
                                                         ----------------------
                                                 2001             2000              1999
                                                 ----             ----              ----
Total commissions                              $740,498          $458,281         $390,632
Soft dollar commissions                          38,842
Aggregate commissions to Quick & Reilly          18,250                 0           14,000
     and Robertson Stephens
% of aggregate commissions to Quick &              2.46%                              '
     Reilly and Robertson Stephens
% of aggregate commission transactions             2.06%
     effected through Quick & Reilly and
     Robertson Stephens


                                                           SMALL COMPANY FUND
                                                         Years ended October 31
                                                         ----------------------
                                                 2001             2000              1999
                                                 ----             ----              ----
Total commissions                              $955,720          $949,917         $731,699
Soft dollar commissions                          70,946
Aggregate commissions to Quick & Reilly               0            10,224            7,380
     and Robertson Stephens
% of aggregate commissions to Quick &              0.00%
     Reilly and Robertson Stephens
% of aggregate commission transactions             0.00%
     effected through Quick & Reilly and
     Robertson Stephens


                                       n

                                                             STRATEGIC FUND
                                                         Years ended October 31
                                                         ----------------------
                                                 2001             2000              1999
                                                 ----             ----              ----
Total commissions                              $361,646          $248,082         $213,205
Soft dollar commissions                          23,660
Aggregate commissions to Quick & Reilly           7,250            14,690           11,375
     and Robertson Stephens
% of aggregate commissions to Quick &              0.51%
     Reilly and Robertson Stephens
% of aggregate commission transactions             1.94%
     effected through Quick & Reilly and
     Robertson Stephens

The Trust is required to identify any securities of its "regular brokers or dealers" that the Funds have acquired during their most recent fiscal year. At October 31, 2001, the Funds held securities of their regular brokers or dealers as set forth below:

FUND                                            BROKER/DEALER                     VALUE
----                                            -------------                     -----
Asset Allocation.................     Merrill Lynch & Co., Inc.               $  4,371,000
Growth...........................     Credit Suisse First Boston Corp.        $ 37,667,000
Value............................     Merrill Lynch & Co., Inc.               $  3,050,958
                                      Credit Suisse First Boston Corp.        $ 18,091,000
Small-Cap Value..................     Credit Suisse First Boston Corp.        $ 69,785,000
Small Company....................     Credit Suisse First Boston Corp.        $  2,363,000
Strategic........................     Credit Suisse First Boston Corp.        $ 11,720,000

TRUSTEES AND TRUSTEES' FEES

The Advisor or its affiliates pay the compensation of all the officers of the Liberty Funds, including the Trustees who are affiliated with the Advisor. For the fiscal year ended October 31, 2001, the Trustees did not receive compensation from the Funds because the Funds had not yet commenced investment operations. For the calendar year ended December 31, 2001, the Trustees received the following compensation for serving as Trustees:

                                                                    Total Compensation from
                                       Pension or Retirement       the Funds and the Fund
                                        Benefits Accrued as          Complex Paid to the
                                              Part of              Trustees for the Calendar
Trustee                                  Fund Expenses (c)      Year Ended December 31, 2001 (d)(e)
-------                                  -----------------      -----------------------------------
John A. Bacon, Jr.                              N/A                        $  95,000
Robert J. Birnbaum                              N/A                           25,300
Tom Bleasdale                                   N/A                          103,000(f)
William W. Boyd                                 N/A                           50,000
Lora S. Collins                                 N/A                           96,000
James E. Grinnell                               N/A                          100,300
Douglas A. Hacker                               N/A                          109,000
Janet Langford Kelly                            N/A                          107,000
Richard W. Lowry                                N/A                          135,300
Salvatore Macera                                N/A                          110,000
William E. Mayer                                N/A                          132,300
James L. Moody, Jr.                             N/A                           91,000
Charles R. Nelson                               N/A                          109,000
John J. Neuhauser                               N/A                          132,510
Joseph R. Palombo(g)                            N/A                              N/A
Thomas Stitzel                                  N/A                          109,000
Thomas C. Theobald                              N/A                          112,000
Anne-Lee Verville                               N/A                          114,000(h)


(c) The Fund does not currently provide pension or retirement plan benefits to the Trustees.

(d) As of December 31, 2001, the Liberty family of funds (Liberty Funds) consisted of 53 open-end and 9 closed-end management investment company portfolios; the Stein Roe family of funds (Stein Roe Funds) consisted of 40 open-end management investment company portfolios


                                       o
      and 1 limited liability company; and the All-Star family of funds (All-Star Funds) consisted of 2 closed-end management investment company portfolios (collectively, the "Liberty Fund Complex"). As of December 27, 2000, the boards of trustees of the Liberty Funds and Stein Roe Funds were effectively combined into a single board for the Liberty Funds and Stein Roe Funds. The All-Star Funds have separate boards of directors.

(e) In connection with the combination of the Liberty and Stein Roe boards of trustees, Messrs. Bacon, Bleasdale, Boyd, Grinnell, Moody and Ms. Collins will receive $95,000, $103,000, $50,000, $75,000, $91,000, and $96,000,
      respectively, for retiring prior to their respective board's mandatory retirement age. This payment will continue for the lesser of two years or until the date the Trustee would otherwise have retired at age 72. The payments, which began in 2001, are paid quarterly. FleetBoston Financial Corporation (FleetBoston) and the Liberty Fund Complex will each bear one-half of the cost of the payments. The portion of the payments borne by FleetBoston was paid by Liberty Financial Companies, Inc. (LFC) prior to November 1, 2001, when the asset management business of LFC was acquired by Fleet National Bank, a subsidiary of FleetBoston. The Liberty Fund Complex portion of the payments will be allocated among the Liberty Fund Complex based on each fund's share of the Trustee fees for 2000.

(f) During the calendar year ended December 31, 2001, Mr. Bleasdale deferred his total compensation of $103,000 pursuant to the deferred compensation plan.

(g) Mr. Palombo does not receive compensation because he is an employee of the Advisor. Because Mr. Palombo is an "interested person" of Liberty Asset Management Company, he resigned his position as a director of the All-Star Funds on November 1, 2001, in connection with the acquisition of the asset management business of LFC by Fleet National Bank.

(h) During the fiscal year ended October 31, 2001, and the calendar year ended December 31, 2001, Ms. Verville deferred her total compensation of $114,000 pursuant to the deferred compensation plan.

ROLE OF THE BOARD OF TRUSTEES

The Trustees of the Liberty Funds are responsible for the overall management and supervision of the Liberty Funds' affairs and for protecting the interests of the shareholders. The Trustees meet periodically throughout the year to oversee the Liberty Funds' activities, review contractual arrangements with service providers for the Liberty Funds and review the Liberty Funds' performance. The Trustees have created several committees to perform specific functions for the Liberty Funds.

AUDIT COMMITTEE

Ms. Verville and Messrs. Hacker, Macera, Nelson and Neuhauser are members of the Audit Committee of the Board of Trustees of the Liberty Funds. The Audit Committee's functions include making recommendations to the Trustees regarding the selection and performance of the independent accountants, and reviewing matters relative to accounting and auditing practices and procedures, accounting records, and the internal accounting controls, of the Liberty Funds and certain service providers. In the fiscal year ended October 31, 2001, the Audit Committee convened six times.

GOVERNANCE COMMITTEE

Ms. Verville and Messrs. Hacker, Lowry, Mayer and Theobald are members of the Governance Committee of the Board of Trustees of the Liberty Funds. The Governance Committee's functions include recommending to the Trustees nominees for Trustee and for appointments to various committees, performing periodic evaluations of the effectiveness of the Board, reviewing and recommending to the Board policies and practices to be followed in carrying out the Trustees' duties and responsibilities and reviewing and making recommendations to the Board regarding the compensation of the Trustees who are not affiliated with the Funds' investment advisors. The Governance Committee will consider candidates for Trustee recommended by shareholders. Written recommendations with supporting information should be directed to the Committee, in care of the relevant Fund. In the fiscal year ended October 31, 2001, the Governance Committee convened one time.

ADVISORY FEES & EXPENSES COMMITTEE

Ms. Kelly and Messrs. Mayer, Neuhauser, Stitzel and Theobald are members of the Advisory Fees & Expenses Committee of the Board of Trustees of the Liberty Funds. The Advisory Fees & Expenses Committee's functions include reviewing and making recommendations to the Board as to contracts requiring approval of a majority of the disinterested Trustees and as to any other contracts that may be referred to the Committee by the Board. In the fiscal year ended October 31, 2001, the Advisory Fees & Expenses Committee convened four times.

TRADING OVERSIGHT COMMITTEE

Ms. Kelly and Messrs. Lowry, Macera, Nelson and Stitzel are members of the Trading Oversight Committee of the Board of Trustees of the Liberty Funds. The Trading Oversight Committee's functions include reviewing and recommending to the Board the policies and practices to be followed by the Funds' investment advisers in executing portfolio trades on behalf of the Funds and regularly reviewing the allocation of the Funds' portfolio transactions among executing broker/dealers, the level of commission payments, soft dollar commitments, directed brokerage arrangements and other trading practices. In the fiscal year ended October 31, 2001, the Trading Oversight Committee convened two times.

SHARE OWNERSHIP

The following table shows the dollar range of equity securities beneficially owned by each Trustee as of December 31, 2001, (i) in the Predecessor Funds and
(ii) in all Liberty Funds and All-Star Funds overseen by the Trustee.


                                       p

                                                                           Aggregate Dollar Range of Equity
                                  Dollar Range of Equity Securities    Securities Owned in All Funds Overseen by
Name of Trustee                    Owned in the Predecessor Funds         Trustee in Liberty Fund Complex
---------------                    ------------------------------         -------------------------------
DISINTERESTED TRUSTEES
Douglas A. Hacker                              [$0]                              Over $100,000
Janet Langford Kelly                           [$0]                              Over $100,000
Richard W. Lowry (i)                           [$0]                              Over $100,000
Salvatore Macera                               [$0]                             $50,001-$100,000
Charles R. Nelson                              [$0]                              Over $100,000
John J. Neuhauser (i)                          [$0]                              Over $100,000
Thomas E. Stitzel                              [$0]                             $50,001-$100,000
Thomas C. Theobald                             [$0]                              Over $100,000
Anne-Lee Verville                              [$0]                              Over $100,000

INTERESTED TRUSTEES
William E. Mayer (h)                           [$0]                             $50,001-$100,000
Joseph R. Palombo                              [$0]                                $1-10,000

(i) Trustee also serves as a Trustee of Liberty All-Star Equity Fund and a Director of Liberty All-Star Growth Fund, Inc. (together, the "Liberty All-Star Funds").

OWNERSHIP OF THE FUNDS

As of record on [August 2], 2002, the Trustees and officers of the Trust as a group owned less than 1% of the then outstanding Retail A Shares, Retail B Shares, Prime A Shares, Prime B Shares and Trust Shares of the Predecessor Funds.

As of record on [August 2], 2002, the following shareholders of record owned 5% or more of the shares of the classes of the Predecessor Funds noted below:

                                [TO BE PROVIDED]



SALES CHARGES

PFPC Distributors served as distributor for the Predecessor Funds. PFPC Distributors, an indirect wholly owned subsidiary of PNC Financial Services Group, is a registered broker-dealer with principal offices located at 400 Bellevue Parkway, Wilmington, Delaware 19809. PFPC Distributors was entitled to the payment of a front-end sales charge on the sale of Prime A Shares of the Predecessor Funds. Prior to January 2, 2001, Provident Distributors, Inc. ("PDI") served as distributor for the Predecessor Funds and was entitled to the payment of the front-end sales charge on Prime A Shares of the Predecessor Funds. Prior to December 1, 1999, First Data Distributors, Inc. ("FD Distributors"), a wholly-owned subsidiary of PFPC, served as distributor for the Predecessor Funds and was entitled to the payment of the front-end sales charge on Prime A Shares of the Predecessor Funds. During the last three fiscal years, PFPC Distributors, PDI and/or FD Distributors received front-end sales charges in connection with Prime A Share purchases as follows:

                                 PRIME A SHARES

                                                                                           ASSET ALLOCATION FUND
                                                                                           Years ended October 31
                                                                                           ----------------------
                                                                                 2001               2000              1999
                                                                                 ----               ----              ----
Aggregate initial sales charges on Predecessor Fund share sales                  $  0              $1,756             $ 438

                                                                                                GROWTH FUND
                                                                                           Years ended October 31
                                                                                           ----------------------
                                                                                 2001               2000              1999
                                                                                 ----               ----              ----
Aggregate initial sales charges on Predecessor Fund share sales                  $  0               $985              $184


                                       q

                                                                                            GROWTH & INCOME FUND
                                                                                           Years ended October 31
                                                                                           ----------------------
                                                                                 2001               2000              1999
                                                                                 ----               ----              ----
Aggregate initial sales charges on Predecessor Fund share sales                  $ 463              $  0              $264


                                                                                             INTERNATIONAL FUND
                                                                                           Years ended October 31
                                                                                           ----------------------
                                                                                 2001               2000              1999
                                                                                 ----               ----              ----
Aggregate initial sales charges on Predecessor Fund share sales                  $  0               $138              $  0

                                                                                            SMALL-CAP VALUE FUND
                                                                                           Years ended October 31
                                                                                           ----------------------
                                                                                 2001               2000              1999
                                                                                 ----               ----              ----
Aggregate initial sales charges on Predecessor Fund share sales                  $526               $138              $357


PFPC Distributors, PDI and FD Distributors retained none of the amounts shown in the table above. Prime A Shares were not offered by the Value Fund, Small Company Fund or Strategic Fund during the last three fiscal years.

PFPC Distributors was also entitled to the payment of the front-end sales charge on Retail A Shares of the Predecessor Funds. Prior to January 1, 2001, PDI was entitled to the payment of such front-end sales charge. Prior to December 1, 1999, FD Distributors was entitled to the payment of such front-end sales charge.

During the last three fiscal years, PFPC Distributors, PDI and/or FD Distributors received front-end sales charges in connection with Retail A Share purchases as follows:


                                 RETAIL A SHARES

                                                                                           ASSET ALLOCATION FUND
                                                                                           Years ended October 31
                                                                                           ----------------------
                                                                                 2001               2000              1999
                                                                                 ----               ----              ----
Aggregate initial sales charges on Predecessor Fund share sales               $439,896           $538,676        $1,053,290


                                                                                                GROWTH FUND
                                                                                           Years ended October 31
                                                                                           ----------------------
                                                                                 2001               2000              1999
                                                                                 ----               ----              ----
Aggregate initial sales charges on Predecessor Fund share sales               $583,663         $1,022,606          $780,524


                                                                                                 VALUE FUND
                                                                                           Years ended October 31
                                                                                           ----------------------
                                                                                 2001               2000              1999
                                                                                 ----               ----              ----
Aggregate initial sales charges on Predecessor Fund share sales               $131,059           $109,056          $253,743


                                                                                            GROWTH & INCOME FUND
                                                                                           Years ended October 31
                                                                                           ----------------------
                                                                                 2001               2000              1999
                                                                                 ----               ----              ----
Aggregate initial sales charges on Predecessor Fund share sales               $184,258           $154,459          $299,146


                                                                                             INTERNATIONAL FUND
                                                                                           Years ended October 31
                                                                                           ----------------------
                                                                                 2001               2000              1999
                                                                                 ----               ----              ----
Aggregate initial sales charges on Predecessor Fund share sales               $227,881           $163,039           $77,780


                                                                                            SMALL-CAP VALUE FUND
                                                                                           Years ended October 31
                                                                                           ----------------------
                                                                                 2001               2000              1999
                                                                                 ----               ----              ----
Aggregate initial sales charges on Predecessor Fund share sales               $127,156            $61,755          $101,995


                                        r

                                                                                             SMALL COMPANY FUND
                                                                                           Years ended October 31
                                                                                           ----------------------
                                                                                 2001               2000              1999
                                                                                 ----               ----              ----
Aggregate initial sales charges on Predecessor Fund share sales                $74,727           $105,705           $35,664


                                                                                               STRATEGIC FUND
                                                                                           Years ended October 31
                                                                                           ----------------------
                                                                                 2001               2000              1999
                                                                                 ----               ----              ----
Aggregate initial sales charges on Predecessor Fund share sales                $26,558            $10,187           $48,858


PFPC Distributors, PDI and FD Distributors retained none of the amounts shown in the table above.

PFPC Distributors was also entitled to the payment of contingent deferred sales charges upon the redemption of Prime B Shares of the Predecessor Funds. Prior to January 1, 2001, PDI was entitled to the payment of such contingent deferred sales charges. Prior to December 1, 1999, FD Distributors was entitled to the payment of such contingent deferred sales charges.

For the fiscal years ended October 31, 2001, 2000 and 1999, PFPC Distributors, PDI and/or FD Distributors received contingent deferred sales charges in connection with redemptions of Retail B Shares as follows:

                                 PRIME B SHARES


                                                                                       ASSET ALLOCATION FUND
                                                                                       Years ended October 31
                                                                                       ----------------------
                                                                             2001              2000               1999
                                                                             ----              ----               ----
Aggregate CDSC on Predecessor Fund redemptions received by
PFPC Distributors, PDI and/or FD Distributors                                $573             $1,398              $754


                                                                                            GROWTH FUND
                                                                                       Years ended October 31
                                                                                       ----------------------
                                                                             2001              2000               1999
                                                                             ----              ----               ----
Aggregate CDSC on Predecessor Fund redemptions received by
PFPC Distributors, PDI and/or FD Distributors                                $140            $4,834               $268


                                                                                        GROWTH & INCOME FUND
                                                                                       Years ended October 31
                                                                                       ----------------------
                                                                             2001              2000               1999
                                                                             ----              ----               ----
Aggregate CDSC on Predecessor Fund redemptions received by
PFPC Distributors, PDI and/or FD Distributors                                $ 80              $280               $137


                                                                                         INTERNATIONAL FUND
                                                                                       Years ended October 31
Aggregate CDSC on Predecessor Fund redemptions received by
PFPC Distributors, PDI and/or FD Distributors                                $ 84            $3,176               $537


                                                                                        SMALL-CAP VALUE FUND
                                                                                       Years ended October 31
                                                                                       ----------------------
                                                                             2001              2000               1999
                                                                             ----              ----               ----
Aggregate CDSC on Predecessor Fund redemptions received by
PFPC Distributors, PDI and/or FD Distributors                               $2,131            $1,018               $349

PFPC Distributors, PDI and FD Distributors retained none of the amounts shown in the table above. Prime B Shares were not offered by the Value Fund, Small Company Fund or Strategic Fund during the last three fiscal years.

PFPC Distributors was also entitled to the payment of contingent deferred sales charges upon the redemption of Retail B Shares of the Predecessor Funds. Prior to January 1, 2001, PDI was entitled to the payment of such contingent deferred sales charges. Prior to December 1, 1999, FD Distributors was entitled to the payment of such contingent deferred sales charges.


                                        s

For the fiscal years ended October 31, 2001, 2000 and 1999, PFPC Distributors, PDI and/or FD Distributors received contingent deferred sales charges in connection with redemptions of Retail B Shares as follows:

                                 RETAIL B SHARES

                                                                                       ASSET ALLOCATION FUND
                                                                                       Years ended October 31
                                                                                       ----------------------
                                                                             2001              2000               1999
                                                                             ----              ----               ----
Aggregate CDSC on Predecessor Fund redemptions received by
PFPC Distributors, PDI and/or FD Distributors                             $398,692          $369,079           $299,927

                                                                                            GROWTH FUND
                                                                                       Years ended October 31
                                                                                       ----------------------
                                                                             2001              2000               1999
                                                                             ----              ----               ----
Aggregate CDSC on Predecessor Fund redemptions received by
PFPC Distributors, PDI and/or FD Distributors                             $343,577          $273,944           $161,048


                                                                                             VALUE FUND
                                                                                       Years ended October 31
                                                                                       ----------------------
                                                                             2001              2000               1999
                                                                             ----              ----               ----
Aggregate CDSC on Predecessor Fund redemptions received by
PFPC Distributors, PDI and/or FD Distributors                              $64,007          $117,397            $79,351

                                                                                        GROWTH & INCOME FUND
                                                                                       Years ended October 31
                                                                                       ----------------------
                                                                             2001              2000               1999
                                                                             ----              ----               ----
Aggregate CDSC on Predecessor Fund redemptions received by
PFPC Distributors, PDI and/or FD Distributors                             $132,046          $222,339           $189,894


                                                                                         INTERNATIONAL FUND
                                                                                       Years ended October 31
Aggregate CDSC on Predecessor Fund redemptions received by
PFPC Distributors, PDI and/or FD Distributors                              $32,216           $15,689             $1,355


                                                                                        SMALL-CAP VALUE FUND
                                                                                       Years ended October 31
                                                                                       ----------------------
                                                                             2001              2000               1999
                                                                             ----              ----               ----
Aggregate CDSC on Predecessor Fund redemptions received by
PFPC Distributors, PDI and/or FD Distributors                               $9,702            $9,315             $2,464

                                                                                         SMALL COMPANY FUND
                                                                                   Fiscal period ended October 31
                                                                                   ------------------------------
                                                                             2001              2000               1999
                                                                             ----              ----               ----
Aggregate CDSC on Predecessor Fund redemptions received by
PFPC Distributors, PDI and/or FD Distributors                              $33,555           $53,189            $52,313

                                                                                           STRATEGIC FUND
                                                                                       Years ended October 31
                                                                                       ----------------------
                                                                             2001              2000               1999
                                                                             ----              ----               ----
Aggregate CDSC on Predecessor Fund redemptions received by
PFPC Distributors, PDI and/or FD Distributors                               $5,728            $7,119             $5,711

PFPC Distributors, PDI and FD Distributors retained none of the amounts shown in the table above.

12B-1 PLAN, SHAREHOLDER SERVICING PLAN, CDSCS AND CONVERSION OF SHARES
All of the Funds offer Class A, Class B, Class C, Class G, Class T and Class Z shares. The Funds may in the future offer other classes of shares. The Trustees have approved a 12b-1 Plan (Plan) pursuant to Rule 12b-1 under the Act. Under the Plan, the Funds pay LFD monthly a service fee at an annual rate of 0.25% of each Fund's average daily net assets attributed to Class A, B and C shares. The Funds also pay LFD monthly a distribution fee at an annual rate of 0.75% of each Fund's average daily net assets attributed to Class B and Class C shares. The Funds also may pay LFD distribution and service fees up to a maximum of 1.15% of such Fund's average daily net assets attributable to Class G


                                       t
shares (comprised of up to 0.65% for distribution services, up to 0.25% for shareholder liaison services and up to 0.25% for administrative support services). As of the date of this SAI, Liberty intends to limit a Fund's payments under the Plan for each of shareholder liaison services and administrative support services to 0.25% (on an annualized basis) of the average daily net asset value of Class G shares owned of record or beneficially by customers of institutions. LFD may use the entire amount of such fees to defray the cost of commissions and service fees paid to financial service firms (FSFs) and for certain other purposes. Since the distribution and service fees are payable regardless of the amount of LFD's expenses, LFD may realize a profit from the fees.

The Plan authorizes any other payments by the Funds to LFD and its affiliates (including the Advisor) to the extent that such payments might be construed to be indirect financing of the distribution of Fund shares. The Trustees believe the Plan could be a significant factor in the growth and retention of the Funds' assets resulting in more advantageous expense ratios and increased investment flexibility which could benefit each class of Fund shareholders. The Plan will continue in effect from year to year so long as continuance is specifically approved at least annually by a vote of the Trustees, including the Trustees who are not interested persons of the Trust and have no direct or indirect financial interest in the operation of the Plan or in any agreements related to the Plan (Independent Trustees), cast in person at a meeting called for the purpose of voting on the Plan. The Plan may not be amended to increase the fee materially without approval by vote of a majority of the outstanding voting securities of the relevant class of shares and all material amendments of the Plan must be approved by the Trustees in the manner provided in the foregoing sentence. The Plan may be terminated at any time by vote of a majority of the Independent Trustees or by vote of a majority of the outstanding voting securities of the relevant class of shares. The continuance of the Plan will only be effective if the selection and nomination of the Trustees who are not interested persons of the Trust is effected by such disinterested Trustees.

Class T shares of the Funds are subject to a shareholder servicing fee pursuant to a Shareholder Servicing Plan. Under the Shareholder Servicing Plan, a Fund may enter into agreements with institutions pursuant to which an institution agrees to provide certain administrative and support services to its customers who are the beneficial owners of Class T shares. Services provided by such institutions to their customers include aggregating and processing purchase and redemption requests and placing net purchase and redemption orders. In return for providing these services, the Fund agrees to pay each institution a fee at an annual rate of up to 0.50% of the average daily net assets attributable to Class T shares owned beneficially by the institution's customers. Current service arrangements are limited to payments of 0.30% for the Funds.

Under the Shareholder Servicing Plan, the Trustees must review, at least quarterly, a written report of the amounts paid under the servicing agreements and the purposes for which those expenditures were made. The initial term of the Shareholder Servicing Plan is one year and it will continue in effect from year to year after its initial one-year term provided that its continuance is specifically approved at least annually by a majority of the Trustees, including a majority of the Independent Trustees who have no direct or indirect financial interest in the operation of the Shareholder Servicing Plan or in any agreement related to it. Any material amendment to the Shareholder Servicing Plan must be approved in the same manner. The Shareholder Servicing Plan is terminable at any time with respect to any Fund by a vote of a majority of the Independent Trustees. While the Shareholder Servicing Plan is in effect, only the Independent Trustees may select and nominate any future Independent Trustees.

Class A shares are offered at net asset value plus varying sales charges which may include a CDSC. Class B shares are offered at net asset value and are subject to a CDSC if redeemed within a certain number of years after purchase depending on the program you purchased your shares under. Class C shares are offered at net asset value and are subject to a 1.00% CDSC on redemptions within one year after purchase. Class G shares are offered at net asset value and are subject to a CDSC if redeemed within a certain number of years after purchase depending on when you purchased your shares that were exchanged for Class G shares. Class T shares are offered at net asset value plus varying sales charges which may include a CDSC. Class Z shares are offered at net asset value and are not subject to a CDSC. The CDSCs are described in the Prospectuses.

No CDSC will be imposed on shares derived from reinvestment of distributions or amounts representing capital appreciation. In determining the applicability and rate of any CDSC, it will be assumed that a redemption is made first of shares representing capital appreciation, next of shares representing reinvestment of distributions and finally of other shares held by the shareholder for the longest period of time.

A certain number of years, depending on the program you purchased your shares under, after the end of the month in which a Class B share is purchased, such share and a pro rata portion of any shares issued on the reinvestment of distributions will be automatically converted into Class A shares having an equal value, which are not subject to the distribution fee.

A certain number of years, depending on when you purchased your shares that were exchanged for Class G shares, after the end of the month in which you purchased your shares that were exchanged for Class G shares, such Class G shares and a pro rata portion of any shares issued on the reinvestment of distributions will be automatically converted into Class T shares having an equal value, which are not subject to the distribution fee.

INVESTMENT PERFORMANCE

The average annual total returns at October 31, 2001, for Retail A Shares and Trust Shares of each Predecessor Fund are presented below. Retail B Shares did not have one full year of performance as of October 31, 2001.


                                       u

ASSET ALLOCATION FUND:

                                                                            Retail A Shares
                                                                            ---------------
                                                                    1 Year                 5 Years
                                                                    ------                 -------
Return Before Taxes                                                 -13.63%                  5.68%
Return After Taxes on Distributions                                  [x.xx]%                [x.xx]%
Return After Taxes on Distributions and Sale of Fund Shares          [x.xx]%                [x.xx]%


                                                                Prime A Shares
                                                                --------------
                                                                    1 Year
                                                                    ------
Return Before Taxes                                                 -19.73%
Return After Taxes on Distributions                                  [x.xx]%
Return After Taxes on Distributions and Sale of Fund Shares          [x.xx]%


                                                                Retail B Shares
                                                                ---------------
                                                                    1 Year
                                                                    ------
Return Before Taxes                                                 -19.70%
Return After Taxes on Distributions                                  [x.xx]%
Return After Taxes on Distributions and Sale of Fund Shares          [x.xx]%


                                                                Prime B Shares
                                                                --------------
                                                                    1 Year
                                                                    ------
Return Before Taxes                                                 -19.66%
Return After Taxes on Distributions                                  [x.xx]%
Return After Taxes on Distributions and Sale of Fund Shares          [x.xx]%


                                                                             Trust Shares
                                                                             ------------
                                                                    1 Year                 5 Years
                                                                    ------                 -------
Return Before Taxes                                                 -14.94%                  7.14%
Return After Taxes on Distributions                                  [x.xx]%                [x.xx]%
Return After Taxes on Distributions and Sale of Fund Shares          [x.xx]%                [x.xx]%


GROWTH FUND:

                                                                                       Retail A Shares
                                                                                       ---------------
                                                                    1 Year                 5 Years                10 Years
                                                                    ------                 -------                --------
Return Before Taxes                                                 -34.56%                  8.30%                 10.74%
Return After Taxes on Distributions                                  [x.xx]%                [x.xx]%                [x.xx]%
Return After Taxes on Distributions and Sale of Fund Shares          [x.xx]%                [x.xx]%                [x.xx]%

                                                                Prime A Shares
                                                                --------------
                                                                    1 Year
                                                                    ------
Return Before Taxes                                                 -34.26%
Return After Taxes on Distributions                                  [x.xx]%
Return After Taxes on Distributions and Sale of Fund Shares          [x.xx]%


                                                                Retail B Shares
                                                                ---------------
                                                                    1 Year
                                                                    ------
Return Before Taxes                                                 -34.17%
Return After Taxes on Distributions                                  [x.xx]%
Return After Taxes on Distributions and Sale of Fund Shares          [x.xx]%


                                                                Prime B Shares
                                                                --------------
                                                                    1 Year
                                                                    ------
Return Before Taxes                                                 -34.03%
Return After Taxes on Distributions                                  [x.xx]%
Return After Taxes on Distributions and Sale of Fund Shares          [x.xx]%


                                                                                        Trust Shares
                                                                                        ------------
                                                                    1 Year                 5 Years                10 Years
                                                                    ------                 -------                --------
Return Before Taxes                                                 -30.29%                 10.02%                 11.72%
Return After Taxes on Distributions                                  [x.xx]%                [x.xx]%                [x.xx]%
Return After Taxes on Distributions and Sale of Fund Shares          [x.xx]%                [x.xx]%                [x.xx]%


VALUE FUND:


                                                                                       Retail A Shares
                                                                                       ---------------
                                                                    1 Year                 5 Years                10 Years
                                                                    ------                 -------                --------
Return Before Taxes                                                 -15.43%                  8.27%                 11.36%
Return After Taxes on Distributions                                  [x.xx]%                [x.xx]%                [x.xx]%
Return After Taxes on Distributions and Sale of Fund Shares          [x.xx]%                [x.xx]%                [x.xx]%


                                                                            Retail B Shares
                                                                            ---------------
                                                                    1 Year                 5 Years
                                                                    ------                 -------
Return Before Taxes                                                 -14.61%                  8.44%
Return After Taxes on Distributions                                  [x.xx]%                [x.xx]%
Return After Taxes on Distributions and Sale of Fund Shares          [x.xx]%                [x.xx]%


                                                                                        Trust Shares
                                                                                        ------------
                                                                    1 Year                 5 Years                10 Years
                                                                    ------                 -------                --------
Return Before Taxes                                                  -9.91%                  9.94%                 12.33%
Return After Taxes on Distributions                                  [x.xx]%                [x.xx]%                [x.xx]%
Return After Taxes on Distributions and Sale of Fund Shares          [x.xx]%                [x.xx]%                [x.xx]%


                                       w

GROWTH & INCOME FUND:

                                                                            Retail A Shares
                                                                            ---------------
                                                                    1 Year                 5 Years
                                                                    ------                 -------
Return Before Taxes                                                 -20.33%                  7.32%
Return After Taxes on Distributions                                  [x.xx]%                [x.xx]%
Return After Taxes on Distributions and Sale of Fund Shares          [x.xx]%                [x.xx]%


                                                                Prime A Shares
                                                                --------------
                                                                    1 Year
                                                                    ------
Return Before Taxes                                                 -20.01%
Return After Taxes on Distributions                                  [x.xx]%
Return After Taxes on Distributions and Sale of Fund Shares          [x.xx]%

                                                                Retail B Shares
                                                                ---------------
                                                                    1 Year
                                                                    ------
Return Before Taxes                                                 -19.96%
Return After Taxes on Distributions                                  [x.xx]%
Return After Taxes on Distributions and Sale of Fund Shares          [x.xx]%


                                                                Prime B Shares
                                                                --------------
                                                                    1 Year
                                                                    ------
Return Before Taxes                                                 -19.81%
Return After Taxes on Distributions                                  [x.xx]%
Return After Taxes on Distributions and Sale of Fund Shares          [x.xx]%


                                                                             Trust Shares
                                                                             ------------
                                                                    1 Year                 5 Years
                                                                    ------                 -------
Return Before Taxes                                                 -15.12%                  8.90%
Return After Taxes on Distributions                                  [x.xx]%                [x.xx]%
Return After Taxes on Distributions and Sale of Fund Shares          [x.xx]%                [x.xx]%


INTERNATIONAL FUND:

                                                                            Retail A Shares
                                                                            ---------------
                                                                    1 Year                 5 Years
                                                                    ------                 -------
Return Before Taxes                                                 -37.20%                  1.01%
Return After Taxes on Distributions                                  [x.xx]%                [x.xx]%
Return After Taxes on Distributions and Sale of Fund Shares          [x.xx]%                [x.xx]%

                                                                Prime A Shares
                                                                --------------
                                                                    1 Year
                                                                    ------
Return Before Taxes                                                 -37.06%
Return After Taxes on Distributions                                  [x.xx]%
Return After Taxes on Distributions and Sale of Fund Shares          [x.xx]%


                                                                Retail B Shares
                                                                ---------------
                                                                    1 Year
                                                                    ------
Return Before Taxes                                                 -36.81%
Return After Taxes on Distributions                                  [x.xx]%
Return After Taxes on Distributions and Sale of Fund Shares          [x.xx]%


                                                                Prime B Shares
                                                                --------------
                                                                    1 Year
                                                                    ------
Return Before Taxes                                                 -36.59%
Return After Taxes on Distributions                                  [x.xx]%
Return After Taxes on Distributions and Sale of Fund Shares          [x.xx]%


                                                                            Trust Shares
                                                                            ------------
                                                                    1 Year                 5 Years
                                                                    ------                 -------
Return Before Taxes                                                 -33.00%                  2.76%
Return After Taxes on Distributions                                  [x.xx]%                [x.xx]%
Return After Taxes on Distributions and Sale of Fund Shares          [x.xx]%                [x.xx]%


SMALL-CAP VALUE FUND:

                                                                            Retail A Shares
                                                                            ---------------
                                                                    1 Year                 5 Years
                                                                    ------                 -------
Return Before Taxes                                                   6.18%                 11.44%
Return After Taxes on Distributions                                  [x.xx]%                [x.xx]%
Return After Taxes on Distributions and Sale of Fund Shares          [x.xx]%                [x.xx]%


                                                                Prime A Shares
                                                                --------------
                                                                    1 Year
                                                                    ------
Return Before Taxes                                                   6.69%
Return After Taxes on Distributions                                  [x.xx]%
Return After Taxes on Distributions and Sale of Fund Shares          [x.xx]%


                                                                Retail B Shares
                                                                ---------------
                                                                    1 Year
                                                                    ------
Return Before Taxes                                                   6.87%
Return After Taxes on Distributions                                  [x.xx]%
Return After Taxes on Distributions and Sale of Fund Shares          [x.xx]%


                                       y

                                                                Prime B Shares
                                                                --------------
                                                                    1 Year
                                                                    ------
Return Before Taxes                                                   7.04%
Return After Taxes on Distributions                                  [x.xx]%
Return After Taxes on Distributions and Sale of Fund Shares          [x.xx]%


                                                                             Trust Shares
                                                                             ------------
                                                                    1 Year                 5 Years
                                                                    ------                 -------
Return Before Taxes                                                  13.19%                 13.25%
Return After Taxes on Distributions                                  [x.xx]%                [x.xx]%
Return After Taxes on Distributions and Sale of Fund Shares          [x.xx]%                [x.xx]%


SMALL COMPANY FUND:

                                                                            Retail A Shares
                                                                            ---------------
                                                                    1 Year                 5 Years
                                                                    ------                 -------
Return Before Taxes                                                 -21.81%                  1.84%
Return After Taxes on Distributions                                  [x.xx]%                [x.xx]%
Return After Taxes on Distributions and Sale of Fund Shares          [x.xx]%                [x.xx]%


                                                                            Retail B Shares
                                                                            ---------------
                                                                    1 Year                 5 Years
                                                                    ------                 -------
Return Before Taxes                                                 -21.05%                  1.97%
Return After Taxes on Distributions                                  [x.xx]%                [x.xx]%
Return After Taxes on Distributions and Sale of Fund Shares          [x.xx]%                [x.xx]%


                                                                             Trust Shares
                                                                             ------------
                                                                    1 Year                 5 Years
                                                                    ------                 -------
Return Before Taxes                                                 -16.63%                  3.51%
Return After Taxes on Distributions                                  [x.xx]%                [x.xx]%
Return After Taxes on Distributions and Sale of Fund Shares          [x.xx]%                [x.xx]%


STRATEGIC FUND:

                                                                Retail A Shares
                                                                ---------------
                                                                    1 Year
                                                                    ------
Return Before Taxes                                                  -6.55%
Return After Taxes on Distributions                                  [x.xx]%
Return After Taxes on Distributions and Sale of Fund Shares          [x.xx]%


                                       z

                                                                Retail B Shares
                                                                ---------------
                                                                    1 Year
                                                                    ------
Return Before Taxes                                                  -6.46%
Return After Taxes on Distributions                                  [x.xx]%
Return After Taxes on Distributions and Sale of Fund Shares          [x.xx]%


                                                                 Trust Shares
                                                                 ------------
                                                                    1 Year
                                                                    ------
Return Before Taxes                                                  -0.43%
Return After Taxes on Distributions                                  [x.xx]%
Return After Taxes on Distributions and Sale of Fund Shares          [x.xx]%


See Part 2 of this SAI, "Performance Measures," for how calculations are made.

CUSTODIAN OF THE FUNDS

State Street Bank & Trust Company, located at 225 Franklin Street, Boston, MA 02110, is the Funds' custodian. The custodian is responsible for safeguarding the Funds' cash and securities, receiving and delivering securities and collecting the Funds' interest and dividends.

INDEPENDENT ACCOUNTANTS

PricewaterhouseCoopers LLP, located at 160 Federal Street, Boston, MA 02110-2624, are the Funds' independent accountants, providing audit and tax return review services and assistance and consultation in connection with the review of various SEC filings. The financial statements incorporated by reference in this SAI have been so incorporated, and the financial highlights included in the Prospectuses have been so included, in reliance upon the report of PricewaterhouseCoopers LLP given on the authority of said firm as experts in accounting and auditing.

Ernst & Young LLP, located at 200 Clarendon Street, Boston, MA 02116, were the independent auditors for the Predecessor Funds. The financial highlights for the Predecessor Funds included in the Prospectuses and the information for the Predecessor Funds contained in the Annual Report for the fiscal years ended on or before October 31, 1998, were audited by The Galaxy Fund's former auditors.


                                       aa

                       STATEMENT OF ADDITIONAL INFORMATION

                                     PART 2

The following information applies generally to most funds advised by the Advisor. "Funds" include certain series of Liberty-Stein Roe Funds Investment Trust. In certain cases, the discussion applies to some, but not all of the funds, and you should refer to your Fund's Prospectus and to Part 1 of this SAI to determine whether the matter is applicable to your Fund. You will also be referred to Part 1 for certain data applicable to your Fund.

MISCELLANEOUS INVESTMENT PRACTICES

PART 1 OF THIS SAI LISTS ON PAGE B WHICH OF THE FOLLOWING INVESTMENT PRACTICES ARE AVAILABLE TO YOUR FUND. IF AN INVESTMENT PRACTICE IS NOT LISTED IN PART 1 OF THIS SAI, IT IS NOT APPLICABLE TO YOUR FUND. UNLESS OTHERWISE NOTED, THE TERM "FUND" REFERS TO EACH FUND.

SHORT-TERM TRADING

In seeking the fund's investment goal, the Advisor will buy or sell portfolio securities whenever it believes it is appropriate. The Advisor's decision will not generally be influenced by how long the fund may have owned the security. From time to time, the fund will buy securities intending to seek short-term trading profits. A change in the securities held by the fund is known as "portfolio turnover" and generally involves some expense to the fund. These expenses may include brokerage commissions or dealer mark-ups and other transaction costs on both the sale of securities and the reinvestment of the proceeds in other securities. If sales of portfolio securities cause the fund to realize net short-term capital gains, such gains will be taxable as ordinary income. As a result of the fund's investment policies, under certain market conditions the fund's portfolio turnover rate may be higher than that of other mutual funds. The fund's portfolio turnover rate for a fiscal year is the ratio of the lesser of purchases or sales of portfolio securities to the monthly average of the value of portfolio securities, excluding securities whose maturities at acquisition were one year or less. The fund's portfolio turnover rate is not a limiting factor when the Advisor considers a change in the fund's portfolio.

SHORT SALES

A fund's short sales are subject to special risks. A short sale involves the sale by the fund of a security that it does not own with the hope of purchasing the same security at a later date at a lower price. In order to deliver the security to the buyer, the fund borrows the security from a third party. The fund is then obligated to return the security to the third party, so the fund must purchase the security at the market price at a later point in time. If the price of the security has increased during this time, then the fund will incur a loss equal to the increase in price of the security from the time that the short sale was entered into plus any premiums and interest paid to the third party. Therefore, short sales involve the risk that losses may be exaggerated, potentially losing more money than the actual cost of the security. Also, there is the risk that the third party to the short sale may fail to honor its contract terms, causing a loss to the fund.

LOWER-RATED DEBT SECURITIES

Lower-rated debt securities are those rated lower than Baa by Moody's or BBB by S&P, or comparable unrated debt securities. Relative to debt securities of higher quality,

1. an economic downturn or increased interest rates may have a more significant effect on the yield, price and potential for default for lower-rated debt securities;

2. the secondary market for lower-rated debt securities may at times become less liquid or respond to adverse publicity or investor perceptions, increasing the difficulty in valuing or disposing of the bonds;

3. the Advisor's credit analysis of lower-rated debt securities may have a greater impact on the fund's achievement of its investment objective; and

4. lower-rated debt securities may be less sensitive to interest rate changes, but are more sensitive to adverse economic developments.

In addition, certain lower-rated debt securities may not pay interest in cash on a current basis.

SMALL COMPANIES

Smaller, less well established companies may offer greater opportunities for capital appreciation than larger, better established companies, but may also involve certain special risks related to limited product lines, markets, or financial resources and dependence on a small management group. Their securities may trade less frequently, in smaller volumes, and fluctuate more sharply in value than securities of larger companies.

COMMON STOCK, PREFERRED STOCK AND WARRANTS

Common stocks are generally more volatile than other securities. Preferred stocks share some of the characteristics of both debt and equity investments and are generally preferred over common stocks with respect to dividends and in liquidation. A warrant is an instrument issued by a corporation which gives the holder the right to subscribe to a specified amount of the corporation's capital stock at a set price for a specified period of time.

FOREIGN SECURITIES

The fund may invest in securities traded in markets outside the United States. Foreign investments can be affected favorably or unfavorably by changes in currency rates and in exchange control regulations. There may be less publicly available information about a foreign company than about a U.S. company, and foreign companies may not be subject to accounting, auditing and financial reporting standards comparable to those applicable to U.S. companies. Securities of some foreign companies are less liquid or more volatile than securities of U.S. companies, and foreign brokerage commissions and custodian fees may be higher than in the United States. Investments in foreign securities can involve other risks different from those affecting U.S. investments, including local political or economic developments, expropriation or nationalization of assets and imposition of withholding taxes on dividend or interest payments. Foreign securities, like other assets of the fund, will be held by the fund's custodian or by a subcustodian or depository. See also "Foreign Currency Transactions" below.

The fund may invest in certain Passive Foreign Investment Companies (PFICs) which may be subject to U.S. federal income tax on a portion of any "excess distribution" or gain (PFIC tax) related to the investment. This "excess distribution" will be allocated over the fund's holding period for such investment. The PFIC tax is the highest ordinary income rate in effect for any period multiplied by the portion of the "excess distribution" allocated to such period, and it could be increased by an interest charge on the deemed tax deferral.

The fund may possibly elect to include in its income its pro rata share of the ordinary earnings and net capital gain of PFICs. This election requires certain annual information from the PFICs which in many cases may be difficult to obtain. An alternative election would permit the fund to recognize as income any appreciation (and to a limited extent, depreciation) on its holdings of PFICs as of the end of its fiscal year. See "Taxes" below.

OTHER INVESTMENT COMPANIES

The fund may invest in other investment companies. Such investments will involve the payment of duplicative fees through the indirect payment of a portion of the expenses, including advisory fees, of such other investment companies.

ZERO COUPON SECURITIES (ZEROS)

The fund may invest in zero coupon securities, which are securities issued at a significant discount from face value and do not pay interest at intervals during the life of the security. Zero coupon securities include securities issued in certificates representing undivided interests in the interest or principal of mortgage-backed securities (interest only/principal only), which tend to be more volatile than other types of securities. The fund will accrue and distribute income from stripped securities and certificates on a current basis and may have to sell securities to generate cash for distributions.

The market prices of zero coupon securities are generally more volatile than the market prices of securities of similar maturity that pay interest periodically, and zero coupon securities are likely to react more to interest rate changes than non-zero coupon securities with similar maturity and credit quality.

STEP COUPON BONDS (STEPS)

The fund may invest in debt securities which pay interest at a series of different rates (including 0%) in accordance with a stated schedule for a series of periods. In addition to the risks associated with the credit rating of the issuers, these securities may be subject to more volatility risk than fixed rate debt securities.

TENDER OPTION BONDS

A tender option bond is a municipal security (generally held pursuant to a custodial arrangement) having a relatively long maturity and bearing interest at a fixed rate substantially higher than prevailing short-term tax-exempt rates, that has been coupled with the agreement of a third party, such as a bank, broker-dealer or other financial institution, pursuant to which such institution grants the security holders the option, at periodic intervals, to tender their securities to the institution and receive the face value thereof. As consideration for providing the option, the financial institution receives periodic fees equal to the difference between the municipal security's fixed coupon rate and the rate, as determined by a remarketing or similar agent at or near the commencement of such period, that would cause the securities, coupled with the tender option, to trade at par on the date of such determination. Thus, after payment of this fee, the security holder effectively holds a demand obligation that bears interest at the prevailing short-term tax-exempt rate. The Advisor will consider on an ongoing basis the creditworthiness of the issuer of the underlying municipal securities, of any custodian, and of the third-party provider of the tender option. In certain instances and for certain tender option bonds, the option may be terminable in the event of a default in payment of principal or interest on the underlying municipal securities and for other reasons.

PAY-IN-KIND (PIK) SECURITIES

The fund may invest in securities which pay interest either in cash or additional securities. These securities are generally high yield securities and, in addition to the other risks associated with investing in high yield securities, are subject to the risks that the interest payments which consist of additional securities are also subject to the risks of high yield securities.

MONEY MARKET INSTRUMENTS

SUPRANATIONAL OBLIGATIONS are issued by supranational entities and are generally designed to promote economic improvements. BANKER'S ACCEPTANCES are used to finance the import, export or storage of goods and are "accepted" when guaranteed at maturity by a bank. SHORT-TERM CORPORATE OBLIGATIONS are bonds and notes (with one year or less to maturity at the time of purchase) issued by businesses to finance long-term needs. PARTICIPATION INTERESTS include the underlying securities and any related guaranty, letter of credit, or collateralization arrangement which the fund would be allowed to invest in directly.

CERTIFICATES OF DEPOSITS are short-term negotiable instruments issued against deposits in a commercial bank with a defined return and maturity. TIME DEPOSITS are non-negotiable deposits maintained in banking institutions for specified periods of time at stated interest rates.

GOVERNMENT OBLIGATIONS are issued by the U.S. or foreign governments, their subdivisions, agencies and instrumentalities. Examples of the types of obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities (hereinafter, "U.S. Government obligations") that may be held by the funds include, without limitation, direct obligations of the U.S. Treasury, and securities issued or guaranteed by the Federal Home Loan Banks, Federal Farm Credit Banks, Federal Land Banks, Federal Housing Administration, Farmers Home Administration, Export-Import Bank of the United States, Small Business Administration, Government National Mortgage Association, Federal National Mortgage Association, General Services Administration, Central Bank for Cooperatives, Federal Home Loan Mortgage Corporation, Federal Intermediate Credit Banks, Resolution Trust Corporation and Maritime Administration.

U.S. Treasury securities differ only in their interest rates, maturities and time of issuance: Treasury Bills have initial maturities of one year or less; Treasury Notes have initial maturities of one to ten years; and Treasury Bonds generally have initial maturities of more than ten years. Obligations of certain agencies and instrumentalities of the U.S. Government, such as those of the Government National Mortgage Association, are supported by the full faith and credit of the U.S. Treasury; others, such as those of the Federal Home Loan Banks, are supported by the right of the issuer to borrow from the Treasury; others, such as those of the Federal National Mortgage Association, are supported by the discretionary authority of the U.S. Government to purchase the agency's obligations; still others, such as those of the Federal Home Loan Mortgage Corporation, are supported only by the credit of the instrumentality. No assurance can be given that the U.S. Government would provide financial support to U.S. Government-sponsored instrumentalities if it is not obligated to do so by law. Some of these instruments may be variable or floating rate instruments.

Securities issued or guaranteed by the U.S. Government, its agencies and instrumentalities have historically involved relatively little risk of loss of principal. However, due to fluctuations in interest rates, the market value of such securities may vary during the period a shareholder owns shares of the funds.

Bank obligations include bankers' acceptances, negotiable certificates of deposit, and non-negotiable time deposits issued for a definite period of time and earning a specified return by a U.S. bank which is a member of the Federal Reserve System or is insured by the Federal Deposit Insurance Corporation ("FDIC"), or by a savings and loan association or savings bank which is insured by the FDIC. Bank obligations also include U.S. dollar-denominated obligations of foreign branches of U.S. banks or of U.S. branches of foreign banks, all of the same type as domestic bank obligations. Time deposits with a maturity longer than seven days or that do not provide for payment within seven days after notice will be subject to any limitations on illiquid securities described in
Part I of this SAI. For purposes of each fund's investment policies with respect to bank obligations, the assets of a bank or savings institution will be deemed to include the assets of its U.S. and foreign branches.

Domestic and foreign banks are subject to extensive but different government regulation which may limit the amount and types of their loans and the interest rates that may be charged. In addition, the profitability of the banking industry is largely dependent upon the availability and cost of funds to finance lending operations and the quality of underlying bank assets.

Investments in obligations of foreign branches of U.S. banks and of U.S. branches of foreign banks may subject a fund to additional risks, including future political and economic developments, the possible imposition of withholding taxes on interest income, possible seizure or nationalization of foreign deposits, the possible establishment of exchange controls, or the adoption of other foreign governmental restrictions which might adversely affect the payment of principal and interest on such obligations. In addition, foreign branches of U.S. banks and U.S. branches of foreign banks may be subject to less stringent reserve requirements and to different accounting, auditing, reporting, and recordkeeping standards than those applicable to domestic branches of U.S. banks.

SEPARATELY TRADED INTEREST AND PRINCIPAL SECURITIES ("STRIPS") are component parts of U.S. Treasury Securities traded through the Federal Reserve Book-Entry System. While there is no limitation on the percentage of a fund's assets that may be invested in STRIPS, the advisor will monitor the level of such holdings to avoid the risk of impairing shareholders' redemption rights. The interest-only component of STRIPS is extremely sensitive to the rate of principal payments on the underlying obligation. The market value of the principal-only component generally is usually volatile in response to changes in interest rates.

In U.S. TREASURY ROLLS, a fund sells outstanding U.S. Treasury securities and buys back on a delayed settlement basis the same U.S. Treasury securities. During the period prior to the delayed settlement date, the assets from the sale of the U.S. Treasury securities are invested in certain cash equivalent instruments. U.S. Treasury rolls entail the risk that the fund could suffer an opportunity loss if the counterparty to the roll failed to perform its obligations on the settlement date, and if market conditions changed adversely. The funds intend to enter into U.S. Treasury rolls only with U.S. Government securities dealers recognized by the Federal Reserve Bank or with member banks of the Federal Reserve System. The funds will hold and maintain in a segregated account until the settlement date cash or other liquid assets in an amount equal to the forward purchase price. For financial reporting and tax purposes, the funds propose to treat U.S. Treasury rolls as two separate transactions, one involving the purchase of a security and a separate transaction involving a sale.

COMMERCIAL PAPER is an unsecured short-term promissory note issued by businesses to finance short-term needs (including those with floating or variable interest rates, or including a frequent interval put feature). Commercial paper may include variable and floating rate instruments which are unsecured instruments that permit the indebtedness thereunder to vary. Variable rate instruments provide for periodic adjustments in the interest rate. Floating rate instruments provide for automatic adjustment of the interest rate whenever some other specified interest rate changes. Some variable and floating rate obligations are direct lending arrangements between the purchaser and the issuer and there may be no active secondary market. However, in the case of variable and floating rate obligations with a demand feature, a fund may demand payment of principal and accrued interest at a time specified in the instrument or may resell the instrument to a third party. In the event that an issuer of a variable or floating rate obligation were to default on its payment obligation, a fund might be unable to dispose of the note because of the absence of a secondary market and could, for this or other reasons, suffer a loss to the extent of the default.

Commercial paper may include securities issued by corporations without registration under the 1933 Act in reliance on the so-called "private placement" exemption in Section 4(2) ("Section 4(2) Paper"). Section 4(2) Paper is restricted as to disposition under the federal securities laws in that any resale must similarly be made in an exempt transaction. Section 4(2) Paper is normally resold to other institutional investors through or with the assistance of investment dealers who make a market in Section 4(2) Paper, thus providing liquidity. For purposes of each fund's limitation on purchases of illiquid instruments described below, Section 4(2) Paper will not be considered illiquid if the Advisor has determined, in accordance with guidelines approved by the Board of Trustees, that an adequate trading market exists for such securities.

STRIPPED OBLIGATIONS

To the extent consistent with their investment objective, funds may purchase U.S. Treasury receipts and other "stripped" securities that evidence ownership in either the future interest payments or the future principal payments on U.S. Government and other obligations. These participations, which may be issued by the U.S. Government or by private issuers, such as banks and other institutions, are issued at their "face value," and may include stripped mortgage-backed securities ("SMBS"), which are derivative multi-class mortgage securities. Stripped securities, particularly SMBS, may exhibit greater price volatility than ordinary debt securities because of the manner in which their principal and interest are returned to investors.

SMBS are usually structured with two or more classes that receive different proportions of the interest and principal distributions from a pool of mortgage-backed obligations. A common type of SMBS will have one class receiving all of the interest, while the other class will receive all of the principal. However, in some instances, one class will receive some of the interest and most of the principal while the other class will receive most of the interest and the remainder of the principal. If the underlying obligations experience greater than anticipated prepayments of principal, the fund may fail to fully recoup its initial investment in these securities. The market value of the class consisting entirely of principal payments generally is extremely volatile in response to changes in interest rates. The yields on a class of SMBS that receives all or most of the interest are generally higher than prevailing market yields on other mortgage-backed obligations because their cash flow patterns are more volatile and there is a greater risk that the initial investment will not be fully recouped. SMBS which are not issued by the U.S. Government (or a U.S. Government agency or instrumentality) are considered illiquid by the funds. Obligations issued by the U.S. Government may be considered liquid under guidelines established by Liberty's Board of Trustees if they can be disposed of promptly in the ordinary course of business at a value reasonably close to that used in the calculation of net asset value per share.

MUNICIPAL SECURITIES

Municipal Securities acquired by the funds include debt obligations issued by governmental entities to obtain funds for various public purposes, including the construction of a wide range of public facilities, the refunding of outstanding obligations, the payment of general operating expenses, and the extension of loans to public institutions and facilities. Private activity bonds that are issued by or on behalf of public authorities to finance various privately operated facilities are "Municipal Securities" if the interest paid thereon is exempt from regular federal income tax and not treated as a specific tax preference item under the federal alternative minimum tax.

The two principal classifications of Municipal Securities which may be held by the funds are "general obligation" securities and "revenue" securities. General obligation securities are secured by the issuer's pledge of its full faith, credit and taxing power for the payment of principal and interest. Revenue securities are payable only from the revenues derived from a particular facility or class of facilities or, in some cases, from the proceeds of a special excise tax or other specific revenue source such as the user of the facility being financed.

Each fund's portfolio may also include "moral obligation" securities, which are normally issued by special purpose public authorities. If the issuer of moral obligation securities is unable to meet its debt service obligations from current revenues, it may draw on a reserve fund, the restoration of which is a moral commitment but not a legal obligation of the state or municipality which created the issuer. There is no limitation on the amount of moral obligation securities that may be held by the funds.

There are, of course, variations in the quality of Municipal Securities, both within a particular category and between categories, and the yields on Municipal Securities depend upon a variety of factors, including general market conditions, the financial condition of the issuer, general conditions of the municipal bond market, the size of a particular offering, the maturity of the obligation, and the rating of the issue. The ratings of a nationally recognized statistical rating organization ("NRSRO"), such as Moody's and S&P, represent such NRSRO's opinion as to the quality of Municipal Securities. It should be emphasized that these ratings are general and are not absolute standards of quality. Municipal Securities with the same maturity, interest rate and rating may have different yields. Municipal Securities of the same maturity and interest rate with different ratings may have the same yield.

Municipal Securities may include rated and unrated variable and floating rate tax-exempt instruments, such as variable rate demand notes. Variable rate demand notes are long-term Municipal Securities that have variable or floating interest rates and provide a fund with the right to tender the security for repurchase at its stated principal amount plus accrued interest. Such securities typically bear interest at a rate that is intended to cause the securities to trade at par. The interest rate may float or be adjusted at regular intervals (ranging from daily to annually), and is normally based on an applicable interest index or another published interest rate or interest rate index. Most variable rate demand notes allow a fund to demand the repurchase of the security on not more than seven days prior notice. Other notes only permit a fund to tender the security at the time of each interest rate adjustment or at other fixed intervals. Variable interest rates generally reduce changes in the market value of Municipal Securities from their original purchase prices. Accordingly, as interest rates decrease, the potential for capital appreciation is less for variable rate Municipal Securities than for fixed income obligations. The terms of these variable rate demand instruments require payment of principal and accrued interest from the issuer of the Municipal Securities, the issuer of the participation interest or a guarantor of either issuer.

Municipal Securities purchased by the funds in some cases may be insured as to the timely payment of principal and interest. There is no guarantee, however, that the insurer will meet its obligations in the event of a default in payment by the issuer. In other cases, Municipal Securities may be backed by letters of credit or guarantees issued by domestic or foreign banks or other financial institutions which are not subject to federal deposit insurance. Adverse developments affecting the banking industry generally or a particular bank or financial institution that has provided its credit or guarantee with respect to a Municipal Security held by a fund, including a change in the credit quality of any such bank or financial institution, could result in a loss to the fund and adversely affect the value of its shares. Letters of credit and guarantees issued by foreign banks and financial institutions involve certain risks in addition to those of similar instruments issued by domestic banks and financial institutions.

The payment of principal and interest on most Municipal Securities purchased by the funds will depend upon the ability of the issuers to meet their obligations. Each state, the District of Columbia, each of their political subdivisions, agencies, instrumentalities and authorities and each multistate agency of which a state is a member is a separate "issuer" as that term is used in this Statement of Additional Information and the Prospectuses. The non-governmental user of facilities financed by private activity bonds is also considered to be an "issuer." An issuer's obligations under its Municipal Securities are subject to the provisions of bankruptcy, insolvency and other laws affecting the rights and remedies of creditors, such as the Federal Bankruptcy Code and laws, if any, which may be enacted by federal or state legislatures extending the time for payment of principal or interest, or both, or imposing other constraints upon enforcement of such obligations or upon the ability of municipalities to levy taxes. The power or ability of an issuer to meet its obligations for the payment of interest on and principal of its Municipal Securities may be materially adversely affected by litigation or other conditions.

From time to time, proposals have been introduced before Congress for the purpose of restricting or eliminating the federal income tax exemption for interest on Municipal Securities. For example, under the Tax Reform Act of 1986, interest on certain private activity bonds must be included in an investor's federal alternative minimum taxable income, and corporate investors must include all tax-exempt interest in their federal alternative minimum taxable income. The funds cannot, of course, predict what legislation may be proposed in the future regarding the income tax status of interest on Municipal Securities, or which proposals, if any, might be enacted. Such proposals, while pending or if enacted, might materially and adversely affect the availability of Municipal Securities for investment by the funds and the liquidity and value of their respective portfolios. In such an event, each fund would re-evaluate its investment objective and policies and consider possible changes in its structure or possible dissolution.

Opinions relating to the validity of Municipal Securities and to the exemption of interest thereon from federal income tax are rendered by bond counsel to the respective issuers at the time of issuance. Neither the funds nor the advisor will review the proceedings relating to the issuance of Municipal Securities or the bases for such opinions.

PRIVATE ACTIVITY BONDS

The funds may invest in "private activity bonds," the interest on which, although exempt from regular federal income tax, may constitute an item of tax preference for purposes of the federal alternative minimum tax. Private activity bonds are or have been issued to obtain funds to provide, among other things, privately operated housing facilities, pollution control facilities, convention or trade show facilities, mass transit, airport, port or parking facilities and certain local facilities for water supply, gas, electricity or sewage or solid waste disposal. Private activity bonds are also issued to privately held or publicly owned corporations in the financing of commercial or industrial facilities. State and local governments are authorized in most states to issue private activity bonds for such purposes in order to encourage corporations to locate within their communities. The principal and interest on these obligations may be payable from the general revenues of the users of such facilities.

Private activity bonds held by the funds are in most cases revenue securities and are not payable from the unrestricted revenues of the issuer. Consequently, the credit quality of such private activity bonds is usually directly related to the credit standing of the corporate user of the facility involved.

MUNICIPAL LEASE OBLIGATIONS

Although a municipal lease obligation does not constitute a general obligation of the municipality for which the municipality's taxing power is pledged, a municipal lease obligation is ordinarily backed by the municipality's covenant to budget for, appropriate and make the payments due under the municipal lease obligation. However, certain lease obligations contain "non-appropriation" clauses which provide that the municipality has no obligation to make lease or installment purchase payments in future years unless money is appropriated for such purpose on a yearly basis. Although "non-appropriation" lease obligations are secured by the leased property, disposition of the property in the event of foreclosure might prove difficult. In addition, the tax treatment of such obligations in the event of non-appropriation is unclear.

Determinations concerning the liquidity and appropriate valuation of a municipal lease obligation, as with any other municipal security, are made based on all relevant factors. These factors include, among others: (1) the frequency of trades and quotes for the obligation; (2) the number of dealers willing to purchase or sell the security and the number of other potential buyers; (3) the willingness of dealers to undertake to make a market in the security; and (4) the nature of the marketplace trades, including the time needed to dispose of the security, the method of soliciting offers, and the mechanics of the transfer.

SECURITIES LOANS

The fund may make secured loans of its portfolio securities amounting to not more than the percentage of its total assets specified in Part 1 of this SAI, thereby realizing additional income. The risks in lending portfolio securities, as with other extensions of credit, consist of possible delay in recovery of the securities or possible loss of rights in the collateral should the borrower fail financially. Any portfolio securities purchased with cash collateral would also be subject to possible depreciation. As a matter of policy, securities loans are made to banks and broker-dealers pursuant to agreements requiring that loans be continuously secured by collateral in cash or short-term debt obligations at least equal at all times to the value of the securities on loan. The borrower pays to the fund an amount equal to any dividends or interest received on securities lent. The fund retains all or a portion of the interest received on investment of the cash collateral or receives a fee from the borrower. Although voting rights, or rights to consent, with respect to the loaned securities pass to the borrower, the fund retains the right to call the loans at any time on reasonable notice, and it will do so in order that the securities may be voted by the fund if the holders of such securities are asked to vote upon or consent to matters materially affecting the investment. The fund may also call such loans in order to sell the securities involved.

Any cash collateral received by any of the Liberty Asset Allocation Fund, Liberty Strategic Equity Fund, Liberty Growth & Income Fund II, Liberty International Equity Fund, Liberty Equity Growth Fund, Liberty Equity Value Fund, Liberty Small Cap Value Fund II, Liberty Small Company Equity Fund would be invested in high quality, short-term money market instruments. Loans by such funds will generally be short-term, will be made only to borrowers deemed by the Advisor to be of good standing and only when, in the Advisor's judgment, the income to be earned from the loan justifies the attendant risks.

FORWARD COMMITMENTS ("WHEN-ISSUED" AND "DELAYED DELIVERY" SECURITIES)

The fund may enter into contracts to purchase securities for a fixed price at a future date beyond customary settlement time ("forward commitments" and "when-issued securities") if the fund holds until the settlement date, in a segregated account, cash or liquid securities in an amount sufficient to meet the purchase price, or if the fund enters into offsetting contracts for the forward sale of other securities it owns. When-issued and forward commitment transactions permit a fund to lock in a price or yield on a security it owns or intends to purchase, regardless of future changes in interest rates. Forward commitments may be considered securities in themselves, and involve a risk of loss if the value of the security to be purchased declines prior to the settlement date. Where such purchases are made through dealers, the fund relies on the dealer to consummate the sale. The dealer's failure to do so may result in the loss to the fund of an advantageous yield or price. Although the fund will generally enter into forward commitments with the intention of acquiring securities for its portfolio or for delivery pursuant to options contracts it has entered into, the fund may dispose of a commitment prior to settlement if the Advisor deems it appropriate to do so. The fund may realize short-term profits or losses (generally taxed at ordinary income tax rates in the hands of the shareholders) upon the sale of forward commitments.

In the event of a decline in the value of the securities that the custodian has set aside, the fund may be required to segregate additional assets in order to ensure that the value of the segregated assets remains equal to the amount of the fund's commitment. A fund's net assets may fluctuate to a greater degree if it sets aside portfolio securities to cover such purchase commitments than if it sets aside cash. Because a fund sets aside liquid assets to satisfy its purchase commitments in the manner described, its liquidity and ability to manage its portfolio might be adversely affected.

Each of the funds, including Liberty New Jersey Municipal Bond Fund, Liberty New York Municipal Bond Fund, and Liberty Rhode Island Municipal Bond Fund, may purchase or sell eligible securities on a "delayed settlement" basis. Delayed settlement describes settlement of a securities transaction in the secondary market which will occur sometime in the future.

MORTGAGE DOLLAR ROLLS

In a mortgage dollar roll, the fund sells a mortgage-backed security and simultaneously enters into a commitment to purchase a similar security at a later date. During the roll period, the fund loses the right to receive principal and interest paid on the securities sold. The fund either will be paid a fee by the counterparty upon entering into the transaction or will be entitled to purchase the similar security at a discount. As with any forward commitment, mortgage dollar rolls involve the risk that the counterparty will fail to deliver the new security on the settlement date, which may deprive the fund of obtaining a beneficial investment. If the broker-dealer to whom the fund sells the security becomes insolvent, the fund's right to purchase or repurchase the mortgage-related securities may be restricted. In addition, the security to be delivered in the future may turn out to be inferior to the security sold upon entering into the transaction. In addition, the transaction costs may exceed the return earned by the fund from the transaction. Successful use of mortgage dollar rolls may depend upon the advisor's ability to predict correctly interest rates and mortgage prepayments. For these reasons, there is no assurance that mortgage dollar rolls can be successfully employed.

REITs

The funds may invest in real estate investment trusts ("REITs"). Equity REITs invest directly in real property while mortgage REITs invest in mortgages on real property. REITs may be subject to certain risks associated with the direct ownership of real estate, including declines in the value of real estate, risks related to general and local economic conditions, overbuilding and increased competition, increases in property taxes and operating expenses, and variations in rental income. Generally, increases in interest rates will decrease the value of high yielding securities and increase the costs of obtaining financing, which could decrease the value of a REIT's investments. In addition, equity REITs may be affected by changes in the value of the underlying property owned by the REITs, while mortgage REITs may be affected by the quality of credit extended. Equity and mortgage REITs are dependent upon management skill, are not diversified and are subject to the risks of financing projects. REITs are also subject to heavy cash flow dependency, defaults by borrowers, self liquidation and the possibility of failing to qualify for tax-free pass-through of income under the Internal Revenue Code of 1986, as amended (the "Code"), and to maintain exemption from the 1940 Act. REITs pay dividends to their shareholders based upon available funds from operations. It is quite common for these dividends to exceed a REIT's taxable earnings and profits resulting in the excess portion of such dividends being designated as a return of capital. The funds intend to include the gross dividends from any investments in REITs in their periodic distributions to its shareholders and, accordingly, a portion of the fund's distributions may also be designated as a return of capital.

MORTGAGE-BACKED SECURITIES

Mortgage-backed securities, including "collateralized mortgage obligations"
(CMOs) and "real estate mortgage investment conduits" (REMICs), evidence ownership in a pool of mortgage loans made by certain financial institutions that may be insured or guaranteed by the U.S. government or its agencies. CMOs are obligations issued by special-purpose trusts, secured by mortgages. REMICs are entities that own mortgages and elect REMIC status under the Internal Revenue Code. Both CMOs and REMICs issue one or more classes of securities of which one (the Residual) is in the nature of equity. The funds will not invest in the Residual class. Principal on mortgage-backed securities, CMOs and REMICs may be prepaid if the underlying mortgages are prepaid. Prepayment rates for mortgage-backed securities tend to increase as interest rates decline (effectively shortening the security's life) and decrease as interest rates rise (effectively lengthening the security's life). Because of the prepayment feature, these securities may not increase in value as much as other debt securities when interest rates fall. A fund may be able to invest prepaid principal only at lower yields. The prepayment of such securities purchased at a premium may result in losses equal to the premium.

NON-AGENCY MORTGAGE-BACKED SECURITIES

The fund may invest in non-investment grade mortgage-backed securities that are not guaranteed by the U.S. government or an agency. Such securities are generally issued by originators of and investors in mortgage loans, including savings associations, mortgage bankers, commercial banks, investment bankers, and special purpose entities. Such securities are subject to the risks described under "Lower Rated Debt Securities" and "Mortgage-Backed Securities." In addition, although the underlying mortgages provide collateral for the security, the fund may experience losses, costs and delays in enforcing its rights if the issuer defaults or enters bankruptcy, and the fund may incur a loss.

ASSET-BACKED SECURITIES

Asset-backed securities are interests in pools of debt securities backed by various types of loans such as credit card, auto and home equity loans. Payment of principal and interest may be guaranteed up to certain amounts and for a certain time period by a letter of credit issued by a financial institution unaffiliated with entities issuing the securities. These securities involve prepayment risk, which is the possibility that the underlying debt may be refinanced or prepaid prior to maturity during periods of declining interest rates. If an asset-backed security is purchased at a premium, a prepayment rate that is faster than expected will reduce yield to maturity, while a prepayment rate that is slower than expected will have the opposite effect of increasing yield to maturity. Conversely, if an asset-backed security is purchased at a discount, faster than expected prepayments will increase, while slower than expected prepayments will decrease, yield to maturity. During periods of rising interest rates, asset-backed securities have a high risk of declining in price because the declining prepayment rates effectively increase the maturity of the securities. A decline in interest rates may lead to a faster rate of repayment on asset-backed securities and, therefore, cause a fund to earn a lower interest rate on reinvestment. In addition, the potential impact of prepayment on the price of an asset-backed security may be difficult to predict and result in greater volatility.

Asset-backed securities are generally issued as pass-through certificates, which represent undivided fractional ownership interests in an underlying pool of assets, or as debt instruments, which are also known as collateralized obligations, and are generally issued as the debt of a special purpose entity organized solely for the purpose of owning such assets and issuing such debt. Asset-backed securities are often backed by a pool of assets representing the obligations of a number of different parties. In general, the collateral supporting non-mortgage asset-backed securities is of shorter maturity than mortgage loans and is less likely to experience substantial prepayments.

Asset-backed securities are subject to greater risk of default during periods of economic downturn. Also, the secondary market for certain asset-backed securities may not be as liquid as the market for other types of securities, which could result in a fund's experiencing difficulty in valuing or liquidating such securities. For these reasons, under certain circumstances, asset-backed securities may be considered illiquid securities.

REPURCHASE AGREEMENTS

A repurchase agreement is a contract under which the fund acquires a security for a relatively short period subject to the obligation of the seller to repurchase and the fund to resell such security at a fixed time and price (representing the fund's cost plus interest). It is the fund's present intention to enter into repurchase agreements only with commercial banks and registered broker-dealers and only with respect to obligations of the U.S. government or its agencies or instrumentalities. Repurchase agreements may also be viewed as loans made by the fund which are collateralized by the securities subject to repurchase. The Advisor will monitor such transactions to determine that the value of the underlying securities is at least equal at all times to the total amount of the repurchase obligation, including the interest factor. If the seller defaults, the fund could realize a loss on the sale of the underlying security to the extent that the proceeds of sale including accrued interest are less than the resale price provided in the agreement including interest. In addition, if the seller should be involved in bankruptcy or insolvency proceedings, the fund may incur delay and costs in selling the underlying security or may suffer a loss of principal and interest if the fund is treated as an unsecured creditor and required to return the underlying collateral to the seller's estate. Income on repurchase agreements is taxable.

REVERSE REPURCHASE AGREEMENTS

In a reverse repurchase agreement, the fund sells a security and agrees to repurchase the same security at a mutually agreed upon date and price. A reverse repurchase agreement may also be viewed as the borrowing of money by the fund and, therefore, as a form of leverage. The fund will invest the proceeds of borrowings under reverse repurchase agreements. In addition, the fund will enter into a reverse repurchase agreement only when the interest income expected to be earned from the investment of the proceeds is greater than the interest expense of the transaction. The fund will not invest the proceeds of a reverse repurchase agreement for a period which exceeds the duration of the reverse repurchase agreement. The fund may not enter into reverse repurchase agreements exceeding in the aggregate one-third of the market value of its total assets, less liabilities other than the obligations created by reverse repurchase agreements. Each fund will segregate with its custodian liquid securities in an amount at least equal to its purchase obligations under its reverse repurchase agreements. If interest rates rise during the term of a reverse repurchase agreement, entering into the reverse repurchase agreement may have a negative impact on a money market fund's ability to maintain a net asset value of $1.00 per share. Reverse repurchase agreements involve the risk that the market value of the securities sold by a fund may decline below the repurchase price.

OPTIONS ON SECURITIES

WRITING COVERED OPTIONS. The fund may write covered call options and covered put options on securities held in its portfolio when, in the opinion of the Advisor, such transactions are consistent with the fund's investment goal and policies. Call options written by the fund give the purchaser the right to buy the underlying securities from the fund at a stated exercise price; put options give the purchaser the right to sell the underlying securities to the fund at a stated price.

The fund may write only covered options, which means that, so long as the fund is obligated as the writer of a call option, it will own the underlying securities subject to the option (or comparable securities satisfying the cover requirements of securities exchanges). In the case of put options, the fund will hold cash and/or high-grade short-term debt obligations equal to the price to be paid if the option is exercised. In addition, the fund will be considered to have covered a put or call option if and to the extent that it holds an option that offsets some or all of the risk of the option it has written. The fund may write combinations of covered puts and calls on the same underlying security.

The fund will receive a premium from writing a put or call option, which increases the fund's return on the underlying security if the option expires unexercised or is closed out at a profit. The amount of the premium reflects, among other things, the relationship between the exercise price and the current market value of the underlying security, the volatility of the underlying security, the amount of time remaining until expiration, current interest rates, and the effect of supply and demand in the options market and in the market for the underlying security. By writing a call option, the fund limits its opportunity to profit from any increase in the market value of the underlying security above the exercise price of the option but continues to bear the risk of a decline in the value of the underlying security. By writing a put option, the fund assumes the risk that it may be required to purchase the underlying security for an exercise price higher than its then-current market value, resulting in a potential capital loss unless the security subsequently appreciates in value.

The fund may terminate an option that it has written prior to its expiration by entering into a closing purchase transaction in which it purchases an offsetting option. The fund realizes a profit or loss from a closing transaction if the cost of the transaction (option premium plus transaction costs) is less or more than the premium received from writing the option. Because increases in the market price of a call option generally reflect increases in the market price of the security underlying the option, any loss resulting from a closing purchase transaction may be offset in whole or in part by unrealized appreciation of the underlying security.

During the option period, a covered call option writer may be assigned an exercise notice by the broker/dealer through whom such call option was sold, requiring the writer to deliver the underlying security against payment of the exercise price. This obligation is terminated upon the expiration of the option period or at such earlier time at which the writer effects a closing purchase transaction. A closing purchase transaction involves the purchase of a put or call option (depending upon the position being closed out) on the same security with the same exercise price and expiration date as the option that it previously wrote. A closing purchase transaction cannot be effected with respect to an option once the fund writing the option has received an exercise notice for such option. Closing purchase transactions will ordinarily be effected to realize a profit on an outstanding call option, to prevent an underlying security from being called, to permit the sale of the underlying security or to enable a fund to write another call option on the underlying security with either a different exercise price or different expiration date or both.

If a call option expires unexercised, a fund will realize a short-term capital gain in the amount of the premium on the option, less the commission paid, even though, in economic terms, such gain may be offset by depreciation in the market value of the underlying security during the option period. If a call option is exercised, the fund will realize a gain or loss from the sale of the underlying security equal to the difference between (a) the fund's tax basis in the underlying security and (b) the proceeds of the sale of the security, plus the amount of the premium on the option, less the commission paid.

If the fund writes a call option but does not own the underlying security, and when it writes a put option, the fund may be required to deposit cash or securities with its broker as "margin" or collateral for its obligation to buy or sell the underlying security. As the value of the underlying security varies, the fund may have to deposit additional margin with the broker. Margin requirements are complex and are fixed by individual brokers, subject to minimum requirements currently imposed by the Federal Reserve Board and by stock exchanges and other self-regulatory organizations.

PURCHASING PUT OPTIONS. The fund may purchase put options to protect its portfolio holdings in an underlying security against a decline in market value. Such hedge protection is provided during the life of the put option since the fund, as holder of the put option, is able to sell the underlying security at the put exercise price regardless of any decline in the underlying security's market price. For a put option to be profitable, the market price of the underlying security must decline sufficiently below the exercise price to cover the premium and transaction costs. By using put options in this manner, the fund will reduce any profit it might otherwise have realized from appreciation of the underlying security by the premium paid for the put option and by transaction costs.

PURCHASING CALL OPTIONS. The fund may purchase call options to hedge against an increase in the price of securities that the fund wants ultimately to buy. Such hedge protection is provided during the life of the call option since the fund, as holder of the call option, is able to buy the underlying security at the exercise price regardless of any increase in the underlying security's market price. In order for a call option to be profitable, the market price of the underlying security must rise sufficiently above the exercise price to cover the premium and transaction costs. These costs will reduce any profit the fund might have realized had it bought the underlying security at the time it purchased the call option.

OVER-THE-COUNTER (OTC) OPTIONS. The Staff of the Division of Investment Management of the Securities and Exchange Commission (SEC) has taken the position that OTC options purchased by the fund and assets held to cover OTC options written by the fund are illiquid securities. Although the Staff has indicated that it is continuing to evaluate this issue, pending further developments, the fund intends to enter into OTC options transactions only with primary dealers in U.S. government securities and, in the case of OTC options written by the fund, only pursuant to agreements that will assure that the fund will at all times have the right to repurchase the option written by it from the dealer at a specified formula price. The fund will treat the amount by which such formula price exceeds the amount, if any, by which the option may be "in-the-money" as an illiquid investment. It is the present policy of the fund not to enter into any OTC option transaction if, as a result, more than 15% (10% in some cases, refer to your fund's Prospectus) of the fund's net assets would be invested in (i) illiquid investments (determined under the foregoing formula) relating to OTC options written by the fund, (ii) OTC options purchased by the fund, (iii) securities which are not readily marketable, and (iv) repurchase agreements maturing in more than seven days.

RISK FACTORS IN OPTIONS TRANSACTIONS. The successful use of the fund's options strategies depends on the ability of the Advisor to forecast interest rate and market movements correctly.

When it purchases an option, the fund runs the risk that it will lose its entire investment in the option in a relatively short period of time, unless the fund exercises the option or enters into a closing sale transaction with respect to the option during the life of the option. If the price of the underlying security does not rise (in the case of a call) or fall (in the case of a put) to an extent sufficient to cover the option premium and transaction costs, the fund will lose part or all of its investment in the option. This contrasts with an investment by the fund in the underlying securities, since the fund may continue to hold its investment in those securities notwithstanding the lack of a change in price of those securities.

The effective use of options also depends on the fund's ability to terminate option positions at times when the Advisor deems it desirable to do so. Although the fund will take an option position only if the Advisor believes there is a liquid secondary market for the option, there is no assurance that the fund will be able to effect closing transactions at any particular time or at an acceptable price.

If a secondary trading market in options were to become unavailable, the fund could no longer engage in closing transactions. Lack of investor interest might adversely affect the liquidity of the market for particular options or series of options. A marketplace may discontinue trading of a particular option or options generally. In addition, a market could become temporarily unavailable if unusual events -- such as volume in excess of trading or clearing capability -- were to interrupt normal market operations.

A marketplace may at times find it necessary to impose restrictions on particular types of option transactions, which may limit the fund's ability to realize its profits or limit its losses.

Disruptions in the markets for the securities underlying options purchased or sold by the fund could result in losses on the options. If trading is interrupted in an underlying security, the trading of options on that security is normally halted as well. As a result, the fund as purchaser or writer of an option will be unable to close out its positions until options trading resumes, and it may be faced with losses if trading in the security reopens at a substantially different price. In addition, the Options Clearing Corporation
(OCC) or other options markets may impose exercise restrictions. If a prohibition on exercise is imposed at the time when trading in the option has also been halted, the fund as purchaser or writer of an option will be locked into its position until one of the two restrictions has been lifted. If a prohibition on exercise remains in effect until an option owned by the fund has expired, the fund could lose the entire value of its option.

Special risks are presented by internationally traded options. Because of time differences between the United States and various foreign countries, and because different holidays are observed in different countries, foreign options markets may be open for trading during hours or on days when U.S. markets are closed. As a result, option premiums may not reflect the current prices of the underlying interest in the United States.

FUTURES CONTRACTS AND RELATED OPTIONS

Upon entering into futures contracts, in compliance with the SEC's requirements, cash or liquid securities, equal in value to the amount of the fund's obligation under the contract (less any applicable margin deposits and any assets that constitute "cover" for such obligation), will be segregated.

A futures contract sale creates an obligation by the seller to deliver the type of instrument called for in the contract in a specified delivery month for a stated price. A futures contract purchase creates an obligation by the purchaser to take delivery of the type of instrument called for in the contract in a specified delivery month at a stated price. The specific instruments delivered or taken at settlement date are not determined until on or near that date. The determination is made in accordance with the rules of the exchanges on which the futures contract was made. The fund may enter into futures contracts which are traded on national or foreign futures exchanges, and are standardized as to maturity date and underlying financial instrument. Futures exchanges and trading in the United States are regulated under the Commodity Exchange Act by the CFTC.

Although futures contracts by their terms call for actual delivery or acceptance of commodities or securities, the contracts usually are closed out before the settlement date without the making or taking of delivery. Closing out a futures contract sale is effected by purchasing a futures contract for the same aggregate amount of the specific type of financial instrument or commodity with the same delivery date. If the price of the initial sale of the futures contract exceeds the price of the offsetting purchase, the seller is paid the difference and realizes a gain. Conversely, if the price of the offsetting purchase exceeds the price of the initial sale, the seller realizes a loss. Similarly, the closing out of a futures contract purchase is effected by the purchaser's entering into a futures contract sale. If the offsetting sale price exceeds the purchase price, the purchaser realizes a gain, and if the purchase price exceeds the offsetting sale price, the purchaser realizes a loss.

Unlike when the fund purchases or sells a security, no price is paid or received by the fund upon the purchase or sale of a futures contract, although the fund is required to deposit with its custodian in a segregated account in the name of the futures broker an amount of cash and/or U.S. government securities. This amount is known as "initial margin." The nature of initial margin in futures transactions is different from that of margin in security transactions in that futures contract margin does not involve the borrowing of funds by the fund to finance the transactions. Rather, initial margin is in the nature of a performance bond or good faith deposit on the contract that is returned to the fund upon termination of the futures contract, assuming all contractual obligations have been satisfied. Futures contracts also involve brokerage costs.

Subsequent payments, called "variation margin," to and from the broker (or the custodian) are made on a daily basis as the price of the underlying security or commodity fluctuates, making the long and short positions in the futures contract more or less valuable, a process known as "marking to market."

The fund may elect to close some or all of its futures positions at any time prior to their expiration. The purpose of making such a move would be to reduce or eliminate the hedge position then currently held by the fund. The fund may close its positions by taking opposite positions which will operate to terminate the fund's position in the futures contracts. Final determinations of variation margin are then made, additional cash is required to be paid by or released to the fund, and the fund realizes a loss or a gain. Such closing transactions involve additional commission costs.

INTEREST RATE FUTURES CONTRACTS. Bond prices are established in both the cash market and the futures market. In the cash market, bonds are purchased and sold with payment for the full purchase price of the bond being made in cash, generally within five business days after the trade. In the futures market, only a contract is made to purchase or sell a bond in the future for a set price on a certain date. Historically, the prices for bonds established in the futures markets have tended to move generally in the aggregate in concert with the cash market prices and have maintained fairly predictable relationships. Accordingly, the funds may use interest rate futures contracts as a defense, or hedge, against anticipated interest rate changes. The funds presently could accomplish a similar result to that which they hope to achieve through the use of futures contracts by selling bonds with long maturities and investing in bonds with short maturities when interest rates are expected to increase, or conversely, selling short-term bonds and investing in long-term bonds when interest rates are expected to decline. However, because of the liquidity that is often available in the futures market, the protection is more likely to be achieved, perhaps at a lower cost and without changing the rate of interest being earned by the funds, through using futures contracts.

Interest rate futures contracts are traded in an auction environment on the floors of several exchanges -- principally, the Chicago Board of Trade, the Chicago Mercantile Exchange and the New York Futures Exchange. The funds would deal only in standardized contracts on recognized exchanges. Each exchange guarantees performance under contract provisions through a clearing corporation, a nonprofit organization managed by the exchange membership.

A public market now exists in futures contracts covering various financial instruments including long-term United States Treasury Bonds and Notes; Government National Mortgage Association (GNMA) modified pass-through mortgage backed securities; three-month United States Treasury Bills; and ninety-day commercial paper. The funds may trade in any interest rate futures contracts for which there exists a public market, including, without limitation, the foregoing instruments.

MUNICIPAL BOND INDEX FUTURES CONTRACTS. Municipal bond index futures contracts may act as a hedge against changes in market conditions. A municipal bond index assigns values daily to the municipal bonds included in the index based on the independent assessment of dealer-to-dealer municipal bond brokers. A municipal bond index futures contract represents a firm commitment by which two parties agree to take or make delivery of an amount equal to a specified dollar amount multiplied by the difference between the municipal bond index value on the last trading date of the contract and the price at which the futures contract is originally struck. No physical delivery of the underlying securities in the index is made.

The Chicago Board of Trade has designed a futures contract based on the Bond Buyer Municipal Bond Index. This Index is composed of 40 term revenue and general obligation bonds, and its composition is updated regularly as new bonds meeting the criteria of the Index are issued and existing bonds mature. The Index is intended to provide an accurate indicator of trends and changes in the municipal bond market. Each bond in the Index is independently priced by six dealer-to-dealer municipal bond brokers daily. The 40 prices then are averaged and multiplied by a coefficient. The coefficient is used to maintain the continuity of the Index when its composition changes. The Chicago Board of Trade, on which futures contracts based on this Index are traded, as well as other U.S. commodities exchanges, are regulated by the Commodity Futures Trading Commission. Transactions on such exchange are cleared through a clearing corporation, which guarantees the performance of the parties to each contract.

OPTIONS ON FUTURES CONTRACTS. The fund will enter into written options on futures contracts only when, in compliance with the SEC's requirements, cash or liquid securities equal in value to the commodity value (less any applicable margin deposits) have been deposited in a segregated account. The fund may purchase and write call and put options on futures contracts it may buy or sell and enter into closing transactions with respect to such options to terminate existing positions. The fund may use such options on futures contracts in lieu of writing options directly on the underlying securities or purchasing and selling the underlying futures contracts. Such options generally operate in the same manner as options purchased or written directly on the underlying investments.

As with options on securities, the holder or writer of an option may terminate his position by selling or purchasing an offsetting option. There is no guarantee that such closing transactions can be effected.

The fund will be required to deposit initial margin and maintenance margin with respect to put and call options on futures contracts written by it pursuant to brokers' requirements similar to those described above.

RISKS OF TRANSACTIONS IN FUTURES CONTRACTS AND RELATED OPTIONS. Successful use of futures contracts by the fund is subject to the Advisor's ability to predict correctly, movements in the direction of interest rates and other factors affecting securities markets. The price of the futures may move more than or less than the price of the instruments being hedged. If the price of the futures moves less than the price of the instruments which are the subject of the hedge, the hedge will not be fully effective but, if the price of the instruments being hedged has moved in an unfavorable direction, a fund would likely be in a better position than if it had not hedged at all. If the price of the instruments being hedged has moved in a favorable direction, this advantage will be partially offset by the loss on the futures. If the price of the futures moves more than the price of the hedged instruments, the funds involved will experience either a loss or gain on the futures, which will not be completely offset by movements in the price of the instruments which are the subject of the hedge. To compensate for the imperfect correlation of movements in the price of instruments being hedged and movements in the price of futures contracts, a fund may buy or sell futures contracts in a greater dollar amount than the dollar amount of instruments being hedged if the volatility over a particular time period of the prices of such instruments has been greater than the volatility over such time period of the futures, or if otherwise deemed to be appropriate by the investment adviser. Conversely, a fund may buy or sell fewer futures contracts if the volatility over a particular time period of the prices of the instruments being hedged is less than the volatility over such time period of the futures contract being used, or if otherwise deemed to be appropriate by the investment adviser. It is also possible that, where a fund had sold futures to hedge its portfolio against a decline in the market, the market may advance and the value of instruments held in the fund may decline. If this occurred, the fund would lose money on the futures and also experience a decline in value in its portfolio securities.

Where futures are purchased to hedge against a possible increase in the price of securities before a fund is able to invest its cash (or cash equivalents) in an orderly fashion, it is possible that the market may decline instead; if the fund then concludes not to invest its cash at that time because of concern as to possible further market decline or for other reasons, the fund will realize a loss on the futures contract that is not offset by a reduction in the price of the instruments that were to be purchased.

The price of futures may not correlate perfectly with movement in the cash market due to certain market distortions. Rather than meeting additional margin deposit requirements, investors may close futures contracts through off-setting transactions that could distort the normal relationship between the cash and futures markets. Second, with respect to financial futures contracts, the liquidity of the futures market depends on participants entering into off-setting transactions rather than making or taking delivery. To the extent participants decide to make or take delivery, liquidity in the futures market could be reduced thus producing distortions. Third, from the point of view of speculators, the deposit requirements in the futures market are less onerous than margin requirements in the securities market. Therefore, increased participation by speculators in the futures market may also cause temporary price distortions. Due to the possibility of price distortion in the futures market, and because of the imperfect correlation between the movements in the cash market and movements in the price of futures, a correct forecast of general market trends or interest rate movements by the adviser may still not result in a successful hedging transaction over a short time frame.

Compared to the purchase or sale of futures contracts, the purchase of call or put options on futures contracts involves less potential risk to the fund because the maximum amount at risk is the premium paid for the options (plus transaction costs). However, there may be circumstances when the purchase of a call or put option on a futures contract would result in a loss to the fund when the purchase or sale of a futures contract would not, such as when there is no movement in the prices of the hedged investments. The writing of an option on a futures contract involves risks similar to those risks relating to the sale of futures contracts.

There is no assurance that higher than anticipated trading activity or other unforeseen events might not, at times, render certain market clearing facilities inadequate, and thereby result in the institution, by exchanges, of special procedures which may interfere with the timely execution of customer orders.

To reduce or eliminate a hedge position held by the fund, the fund may seek to close out a position. The ability to establish and close out positions will be subject to the development and maintenance of a liquid secondary market. It is not certain that this market will develop or continue to exist for a particular futures contract. Reasons for the absence of a liquid secondary market on an exchange include the following: (i) there may be insufficient trading interest in certain contracts or options; (ii) restrictions may be imposed by an exchange on opening transactions or closing transactions or both; (iii) trading halts, suspensions or other restrictions may be imposed with respect to particular classes or series of contracts or options, or underlying securities; (iv) unusual or unforeseen circumstances may interrupt normal operations on an exchange; (v) the facilities of an exchange or a clearing corporation may not at all times be adequate to handle current trading volume; or (vi) one or more exchanges could, for economic or other reasons, decide or be compelled at some future date to discontinue the trading of contracts or options (or a particular class or series of contracts or options), in which event the secondary market on that exchange (or in the class or series of contracts or options) would cease to exist, although outstanding contracts or options on the exchange that had been issued by a clearing corporation as a result of trades on that exchange would continue to be exercisable in accordance with their terms.

USE BY TAX-EXEMPT FUNDS OF INTEREST RATE AND U.S. TREASURY SECURITY FUTURES CONTRACTS AND OPTIONS. The funds investing in tax-exempt securities may purchase and sell futures contracts and related options on interest rate and U.S. Treasury securities when, in the opinion of the Advisor, price movements in these security futures and related options will correlate closely with price movements in the tax-exempt securities which are the subject of the hedge. Interest rate and U.S. Treasury securities futures contracts require the seller to deliver, or the purchaser to take delivery of, the type of security called for in the contract at a specified date and price. Options on interest rate and U.S. Treasury security futures contracts give the purchaser the right in return for the premium paid to assume a position in a futures contract at the specified option exercise price at any time during the period of the option.

In addition to the risks generally involved in using futures contracts, there is also a risk that price movements in interest rate and U.S. Treasury security futures contracts and related options will not correlate closely with price movements in markets for tax-exempt securities.

INDEX FUTURES CONTRACTS. An index futures contract is a contract to buy or sell units of an index at a specified future date at a price agreed upon when the contract is made. Entering into a contract to buy units of an index is commonly referred to as buying or purchasing a contract or holding a long position in the index. Entering into a contract to sell units of an index is commonly referred to as selling a contract or holding a short position. A unit is the current value of the index. The fund may enter into stock index futures contracts, debt index futures contracts, or other index futures contracts appropriate to its objective(s). The fund may also purchase and sell options on index futures contracts.

There are several risks in connection with the use by the fund of index futures as a hedging device. One risk arises because of the imperfect correlation between movements in the prices of the index futures and movements in the prices of securities which are the subject of the hedge. The Advisor will attempt to reduce this risk by selling, to the extent possible, futures on indices the movements of which will, in its judgment, have a significant correlation with movements in the prices of the fund's portfolio securities sought to be hedged.

Successful use of index futures by the fund for hedging purposes is also subject to the Advisor's ability to predict correctly movements in the direction of the market. It is possible that, where the fund has sold futures to hedge its portfolio against a decline in the market, the index on which the futures are written may advance and the value of securities held in the fund's portfolio may decline. If this occurs, the fund would lose money on the futures and also experience a decline in the value of its portfolio securities. However, while this could occur to a certain degree, the Advisor believes that over time the value of the fund's portfolio will tend to move in the same direction as the market indices which are intended to correlate to the price movements of the portfolio securities sought to be hedged. It is also possible that, if the fund has hedged against the possibility of a decline in the market adversely affecting securities held in its portfolio and securities prices increase instead, the fund will lose part or all of the benefit of the increased values of those securities that it has hedged because it will have offsetting losses in its futures positions. In addition, in such situations, if the fund has insufficient cash, it may have to sell securities to meet daily variation margin requirements.

In addition to the possibility that there may be an imperfect correlation, or no correlation at all, between movements in the index futures and the securities of the portfolio being hedged, the prices of index futures may not correlate perfectly with movements in the underlying index due to certain market distortions. First, all participants in the futures markets are subject to margin deposit and maintenance requirements. Rather than meeting additional margin deposit requirements, investors may close futures contracts through offsetting transactions which would distort the normal relationship between the index and futures markets. Second, margin requirements in the futures market are less onerous than margin requirements in the securities market, and as a result, the futures market may attract more speculators than the securities market. Increased participation by speculators in the futures market may also cause temporary price distortions. Due to the possibility of price distortions in the futures market and also because of the imperfect correlation between movements in the index and movements in the prices of index futures, even a correct forecast of general market trends by the Advisor may still not result in a successful hedging transaction.

OPTIONS ON INDEX FUTURES. Options on index futures are similar to options on securities except that options on index futures give the purchaser the right, in return for the premium paid, to assume a position in an index futures contract (a long position if the option is a call and a short position if the option is a put), at a specified exercise price at any time during the period of the option. Upon exercise of the option, the delivery of the futures position by the writer of the option to the holder of the option will be accompanied by delivery of the accumulated balance in the writer's futures margin account which represents the amount by which the market price of the index futures contract, at exercise, exceeds (in the case of a call) or is less than (in the case of a put) the exercise price of the option on the index future. If an option is exercised on the last trading day prior to the expiration date of the option, the settlement will be made entirely in cash equal to the difference between the exercise price of the option and the closing level of the index on which the future is based on the expiration date. Purchasers of options who fail to exercise their options prior to the exercise date suffer a loss of the premium paid.

OPTIONS ON INDICES. As an alternative to purchasing call and put options on index futures, the fund may purchase call and put options on the underlying indices themselves. Such options could be used in a manner identical to the use of options on index futures. Options involving securities indices provide the holder with the right to make or receive a cash settlement upon exercise of the option based on movements in the relevant index. Such options must be listed on a national securities exchange and issued by the Options Clearing Corporation. Such options may relate to particular securities or to various stock indices, except that a fund may not write covered options on an index.

OPTIONS ON FOREIGN STOCK INDICES. The funds may, for the purpose of hedging its portfolio, subject to applicable securities regulations, purchase and write put and call options on foreign stock indices listed on foreign and domestic stock exchanges. A stock index fluctuates with changes in the market values of the stocks included in the index.

SWAP AGREEMENTS (SWAPS, CAPS, COLLARS AND FLOORS)

The funds may enter into interest rate swaps, currency swaps, and other types of swap agreements such as caps, collars, and floors. In a typical interest rate swap, one party agrees to make regular payments equal to a floating interest rate times a "notional principal amount," in return for payments equal to a fixed rate times the same amount, for a specified period of time. If a swap agreement provides for payments in different currencies, the parties might agree to exchange notional principal amount as well. Swaps may also depend on other prices or rates, such as the value of an index or mortgage prepayment rates.

In a typical cap or floor agreement, one party agrees to make payments only under specified circumstances, usually in return for payment of a fee by the other party. For example, the buyer of an interest rate cap obtains the right to receive payments to the extent that a specified interest rate exceeds an agreed upon level, while the seller of an interest rate floor is obligated to make payments to the extent that a specified interest rate falls below an agreed upon level. An interest rate collar combines elements of buying a cap and selling a floor.

Swap agreements will tend to shift a fund's investment exposure from one type of investment to another. For example, if a fund agreed to exchange payments in dollars for payments in foreign currency, the swap agreement would tend to decrease the fund's exposure to U.S. interest rates and increase its exposure to foreign currency and interest rates. Caps and floors have an effect similar to buying or writing options. Depending on how they are used, swap agreements may increase or decrease the overall volatility of a fund's investments and its share price and yield.

Swap agreements are sophisticated hedging instruments that typically involve a small investment of cash relative to the magnitude of risks assumed. As a result, swaps can be highly volatile and may have a considerable impact on the funds' performance. Swap agreements are subject to risks related to the counterparty's ability to perform, and may decline in value if the counterparty's creditworthiness deteriorates. The funds may also suffer losses if they are unable to terminate outstanding swap agreements or reduce their exposure through offsetting transactions.

FOREIGN CURRENCY TRANSACTIONS

The fund may engage in currency exchange transactions to protect against uncertainty in the level of future currency exchange rates.

The fund may engage in both "transaction hedging" and "position hedging." When it engages in transaction hedging, the fund enters into foreign currency transactions with respect to specific receivables or payables of the fund generally arising in connection with the purchase or sale of its portfolio securities. The fund will engage in transaction hedging when it desires to "lock in" the U.S. dollar price of a security it has agreed to purchase or sell, or the U.S. dollar equivalent of a dividend or interest payment in a foreign currency. By transaction hedging the fund attempts to protect itself against a possible loss resulting from an adverse change in the relationship between the U.S. dollar and the applicable foreign currency during the period between the date on which the security is purchased or sold, or on which the dividend or interest payment is declared, and the date on which such payments are made or received. Typically, the other party to a currency exchange contract will be a commercial bank or other financial institution.

The fund may purchase or sell a foreign currency on a spot (or cash) basis at the prevailing spot rate in connection with the settlement of transactions in portfolio securities denominated in that foreign currency. The fund may also enter into contracts to purchase or sell foreign currencies at a future date ("forward contracts") and purchase and sell foreign currency futures contracts.

For transaction hedging purposes the fund may also purchase exchange-listed and over-the-counter call and put options on foreign currency futures contracts and on foreign currencies. Over-the-counter options are considered to be illiquid by the SEC staff. A put option on a futures contract gives the fund the right to assume a short position in the futures contract until expiration of the option. A put option on currency gives the fund the right to sell a currency at an exercise price until the expiration of the option. A call option on a futures contract gives the fund the right to assume a long position in the futures contract until the expiration of the option. A call option on currency gives the fund the right to purchase a currency at the exercise price until the expiration of the option.

When it engages in position hedging, the fund enters into foreign currency exchange transactions to protect against a decline in the values of the foreign currencies in which its portfolio securities are denominated (or an increase in the value of currency for securities which the fund expects to purchase, when the fund holds cash or short-term investments). In connection with position hedging, the fund may purchase put or call options on foreign currency and foreign currency futures contracts and buy or sell forward contracts and foreign currency futures contracts. The fund may also purchase or sell foreign currency on a spot basis.

The precise matching of the amounts of foreign currency exchange transactions and the value of the portfolio securities involved will not generally be possible since the future value of such securities in foreign currencies will change as a consequence of market movements in the value of those securities between the dates the currency exchange transactions are entered into and the dates they mature.

It is impossible to forecast with precision the market value of portfolio securities at the expiration or maturity of a forward or futures contract. Accordingly, it may be necessary for the fund to purchase additional foreign currency on the spot market (and bear the expense of such purchase) if the market value of the security or securities being hedged is less than the amount of foreign currency the fund is obligated to deliver and if a decision is made to sell the security or securities and make delivery of the foreign currency. Conversely, it may be necessary to sell on the spot market some of the foreign currency received upon the sale of the portfolio security or securities if the market value of such security or securities exceeds the amount of foreign currency the fund is obligated to deliver.

Transaction and position hedging do not eliminate fluctuations in the underlying prices of the securities which the fund owns or intends to purchase or sell. They simply establish a rate of exchange which one can achieve at some future point in time. Additionally, although these techniques tend to minimize the risk of loss due to a decline in the value of the hedged currency, they tend to limit any potential gain which might result from the increase in value of such currency.

CURRENCY FORWARD AND FUTURES CONTRACTS. Upon entering into such contracts, in compliance with the SEC's requirements, cash or liquid securities, equal in value to the amount of the fund's obligation under the contract (less any applicable margin deposits and any assets that constitute "cover" for such obligation), will be segregated.

A forward currency contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract as agreed by the parties, at a price set at the time of the contract. In the case of a cancelable contract, the holder has the unilateral right to cancel the contract at maturity by paying a specified fee. The contracts are traded in the interbank market conducted directly between currency traders (usually large commercial banks) and their customers. A contract generally has no deposit requirement, and no commissions are charged at any stage for trades. A currency futures contract is a standardized contract for the future delivery of a specified amount of a foreign currency at a future date at a price set at the time of the contract. Currency futures contracts traded in the United States are designed and traded on exchanges regulated by the CFTC, such as the New York Mercantile Exchange.

Forward currency contracts differ from currency futures contracts in certain respects. For example, the maturity date of a forward contract may be any fixed number of days from the date of the contract agreed upon by the parties, rather than a predetermined date in a given month. Forward contracts may be in any amounts agreed upon by the parties rather than predetermined amounts. Also, forward contracts are traded directly between currency traders so that no intermediary is required. A forward contract generally requires no margin or other deposit.

At the maturity of a forward or futures contract, the fund may either accept or make delivery of the currency specified in the contract, or at or prior to maturity enter into a closing transaction involving the purchase or sale of an offsetting contract. Closing transactions with respect to forward contracts are usually effected with the currency trader who is a party to the original forward contract. Closing transactions with respect to futures contracts are effected on a commodities exchange; a clearing corporation associated with the exchange assumes responsibility for closing out such contracts.

A fund may maintain "short" positions in forward foreign currency exchange transactions, which would involve the fund's agreeing to exchange currency that it currently does not own for another currency -- for example, to exchange an amount of Japanese yen that it does not own for a certain amount of U.S. dollars -- at a future date and at a specified price in anticipation of a decline in the value of the currency sold short relative to the currency that the fund has contracted to receive in the exchange. In order to ensure that the short position is not used to achieve leverage with respect to a fund's investments, the fund will segregate with its custodian cash or other liquid assets equal in value to the market value of the currency as to which the short position is being maintained. The value of the securities in the segregated account will be adjusted at least daily to reflect changes in the market value of the short position.

Positions in currency futures contracts may be closed out only on an exchange or board of trade which provides a secondary market in such contracts. Although the fund intends to purchase or sell currency futures contracts only on exchanges or boards of trade where there appears to be an active secondary market, there is no assurance that a secondary market on an exchange or board of trade will exist for any particular contract or at any particular time. In such event, it may not be possible to close a futures position and, in the event of adverse price movements, the fund would continue to be required to make daily cash payments of variation margin.

CURRENCY OPTIONS. In general, options on currencies operate similarly to options on securities and are subject to many similar risks. Currency options are traded primarily in the over-the-counter market, although options on currencies have recently been listed on several exchanges. Options are traded not only on the currencies of individual nations, but also on the European Currency Unit ("ECU"). The ECU is composed of amounts of a number of currencies, and is the official medium of exchange of the European Economic Community's European Monetary System.

The fund will only purchase or write currency options when the Advisor believes that a liquid secondary market exists for such options. There can be no assurance that a liquid secondary market will exist for a particular option at any specified time. Currency options are affected by all of those factors which influence exchange rates and investments generally. To the extent that these options are traded over the counter, they are considered to be illiquid by the SEC staff.

The value of any currency, including the U.S. dollar, may be affected by complex political and economic factors applicable to the issuing country. In addition, the exchange rates of currencies (and therefore the values of currency options) may be significantly affected, fixed, or supported directly or indirectly by government actions. Government intervention may increase risks involved in purchasing or selling currency options, since exchange rates may not be free to fluctuate in respect to other market forces.

The value of a currency option reflects the value of an exchange rate, which in turn reflects relative values of two currencies, the U.S. dollar and the foreign currency in question. Because currency transactions occurring in the interbank market involve substantially larger amounts than those that may be involved in the exercise of currency options, investors may be disadvantaged by having to deal in an odd lot market for the underlying currencies in connection with options at prices that are less favorable than for round lots. Foreign governmental restrictions or taxes could result in adverse changes in the cost of acquiring or disposing of currencies.

There is no systematic reporting of last sale information for currencies and there is no regulatory requirement that quotations available through dealers or other market sources be firm or revised on a timely basis. Available quotation information is generally representative of very large round-lot transactions in the interbank market and thus may not reflect exchange rates for smaller odd-lot transactions (less than $1 million) where rates may be less favorable. The interbank market in currencies is a global, around-the-clock market. To the extent that options markets are closed while the markets for the underlying currencies remain open, significant price and rate movements may take place in the underlying markets that cannot be reflected in the options markets.

CURRENCY SWAPS. Currency swaps involve the exchange of rights to make or receive payments in specified currencies. Currency swaps usually involve the delivery of the entire principal value of one designated currency. Therefore, the entire principal value of a currency swap is subject to the risk that the other party to the swap will default on its contractual delivery obligations. The use of currency swaps is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. If the advisor is incorrect in its forecast of market value and currency exchange rates, the investment performance of a fund would be less favorable than it would have been if this investment technique were not used.

EUROPEAN CURRENCY UNIFICATION. Many European countries have adopted a single European currency, the euro. On January 1, 1999, the euro became legal tender for all countries participating in the Economic and Monetary Union ("EMU"). A new European Central Bank has been created to manage the monetary policy of the new unified region. On the same date, the exchange rates were irrevocably fixed between the EMU member countries. National currencies will continue to circulate until they are replaced by euro coins and bank notes by the middle of 2002.

This change is likely to significantly impact the European capital markets in which certain of the funds may invest and may result in such funds facing additional risks in pursuing their investment objectives. These risks, which include, but are not limited to, uncertainty as to the proper tax treatment of the currency conversion, volatility of currency exchange rates as a result of the conversion, uncertainty as to capital market reaction, conversion costs that may affect issuer profitability and creditworthiness, and lack of participation by some European countries, may increase the volatility of the funds' net asset values per share.

SETTLEMENT PROCEDURES. Settlement procedures relating to the fund's investments in foreign securities and to the fund's foreign currency exchange transactions may be more complex than settlements with respect to investments in debt or equity securities of U.S. issuers, and may involve certain risks not present in the fund's domestic investments, including foreign currency risks and local custom and usage. Foreign currency transactions may also involve the risk that an entity involved in the settlement may not meet its obligations.

FOREIGN CURRENCY CONVERSION. Although foreign exchange dealers do not charge a fee for currency conversion, they do realize a profit based on the difference (spread) between prices at which they are buying and selling various currencies. Thus, a dealer may offer to sell a foreign currency to the fund at one rate, while offering a lesser rate of exchange should the fund desire to resell that currency to the dealer. Foreign currency transactions may also involve the risk that an entity involved in the settlement may not meet its obligation.

PARTICIPATION INTERESTS

The fund may invest in municipal obligations either by purchasing them directly or by purchasing certificates of accrual or similar instruments evidencing direct ownership of interest payments or principal payments, or both, on municipal obligations, provided that, in the opinion of counsel to the initial seller of each such certificate or instrument, any discount accruing on such certificate or instrument that is purchased at a yield not greater than the coupon rate of interest on the related municipal obligations will be exempt from federal income tax to the same extent as interest on such municipal obligations. The fund may also invest in tax-exempt obligations by purchasing from banks participation interests in all or part of specific holdings of municipal obligations. Such participations may be backed in whole or part by an irrevocable letter of credit or guarantee of the selling bank. The selling bank may receive a fee from the fund in connection with the arrangement. The fund will not purchase such participation interests unless it receives an opinion of counsel or a ruling of the Internal Revenue Service that interest earned by it on municipal obligations in which it holds such participation interests is exempt from federal income tax.

For certain certificates of participation, a fund will have the right to demand payment, on not more than 30 days' notice, for all or any part of the fund's participation interest, plus accrued interest. As to these instruments, each fund intends to exercise its right to demand payment as needed to provide liquidity, to maintain or improve the quality of its investment portfolio or upon a default (if permitted under the terms of the instrument).

STAND-BY COMMITMENTS

When the fund purchases municipal obligations, it may also acquire stand-by commitments from banks and broker-dealers with respect to such municipal obligations. A stand-by commitment is the equivalent of a put option acquired by the fund with respect to a particular municipal obligation held in its portfolio. Stand-by commitments are exercisable by a fund at any time before the maturity of the underlying municipal obligation. A stand-by commitment is a security independent of the municipal obligation to which it relates. The default or bankruptcy of a securities dealer giving such a commitment would not affect the quality of the municipal obligations purchased by a fund. However, without a stand-by commitment, these securities could be more difficult to sell. The amount payable by a bank or dealer during the time a stand-by commitment is exercisable, absent unusual circumstances relating to a change in market value, would be substantially the same as the value of the underlying municipal obligation. A stand-by commitment might not be transferable by the fund, although it could sell the underlying municipal obligation to a third party at any time.

The fund expects that stand-by commitments generally will be available without the payment of direct or indirect consideration. However, if necessary and advisable, the fund may pay for stand-by commitments either separately in cash or by paying a higher price for portfolio securities which are acquired subject to such a commitment (thus reducing the yield to maturity otherwise available for the same securities). The total amount paid in either manner for outstanding stand-by commitments held in the fund portfolio will not exceed 10% of the value of the fund's total assets calculated immediately after each stand-by commitment is acquired. The fund will enter into stand-by commitments only with banks and broker-dealers that, in the judgment of the Trust's Board of Trustees, present minimal credit risks.

INVERSE FLOATERS

Inverse floaters are derivative securities whose interest rates vary inversely to changes in short-term interest rates and whose values fluctuate inversely to changes in long-term interest rates. The value of certain inverse floaters will fluctuate substantially more in response to a given change in long-term rates than would a traditional debt security. These securities have investment characteristics similar to leverage, in that interest rate changes have a magnified effect on the value of inverse floaters.

RULE 144A SECURITIES

The fund may purchase securities that have been privately placed but that are eligible for purchase and sale under Rule 144A of the Securities Act of 1933 ("1933 Act"). That Rule permits certain qualified institutional buyers, such as the fund, to trade in privately placed securities that have not been registered for sale under the 1933 Act. The Advisor, under the supervision of the Board of Trustees, will consider whether securities purchased under Rule 144A are illiquid and thus subject to the fund's investment restriction on illiquid securities. A determination of whether a Rule 144A security is liquid or not is a question of fact. In making this determination, the Advisor will consider the trading markets for the specific security, taking into account the unregistered nature of a Rule 144A security. In addition, the Advisor could consider the (1) frequency of trades and quotes, (2) number of dealers and potential purchasers,
(3) dealer undertakings to make a market, and (4) nature of the security and of marketplace trades (e.g., the time needed to dispose of the security, the method of soliciting offers, and the mechanics of transfer). The liquidity of Rule 144A securities will be monitored and, if as a result of changed conditions, it is determined by the Advisor that a Rule 144A security is no longer liquid, the fund's holdings of illiquid securities would be reviewed to determine what, if any, steps are required to assure that the fund does not exceed its investment limit on illiquid securities. Investing in Rule 144A securities could have the effect of increasing the amount of the fund's assets invested in illiquid securities if qualified institutional buyers are unwilling to purchase such securities.

VARIABLE AND FLOATING RATE OBLIGATIONS

Variable rate instruments provide for periodic adjustments in the interest rate. Floating rate instruments provide for automatic adjustment of the interest rate whenever some other specified interest rate changes. Some variable and floating rate obligations are direct lending arrangements between the purchaser and the issuer and there may be no active secondary market. However, in the case of variable and floating rate obligations with a demand feature, a fund may demand payment of principal and accrued interest at a time specified in the instrument or may resell the instrument to a third party. In the event an issuer of a variable or floating rate obligation defaulted on its payment obligation, a fund might be unable to dispose of the note because of the absence of a secondary market and could, for this or other reasons, suffer a loss to the extent of the default. Variable or floating rate instruments issued or guaranteed by the U.S. Government or its agencies or instrumentalities are similar in form but may have a more active secondary market. Substantial holdings of variable and floating rate instruments could reduce portfolio liquidity.

If a variable or floating rate instrument is not rated, the fund's advisor must determine that such instrument is comparable to rated instruments eligible for purchase by the funds and will consider the earning power, cash flows and other liquidity ratios of the issuers and guarantors of such instruments and will continuously monitor their financial status in order to meet payment on demand. In determining average weighted portfolio maturity of each of these funds, a variable or floating rate instrument issued or guaranteed by the U.S. Government or an agency or instrumentality thereof will be deemed to have a maturity equal to the period remaining until the obligation's next interest rate adjustment. Variable and floating rate obligations with a demand feature will be deemed to have a maturity equal to the longer of the period remaining to the next interest rate adjustment or the demand notice period.

CONVERTIBLE SECURITIES

Convertible securities are fixed income securities which may be exchanged or converted into a predetermined number of shares of the issuer's underlying common stock at the option of the holder during a specified time period. Convertible securities may take the form of convertible preferred stock, convertible bonds or debentures, units consisting of "usable" bonds and warrants or a combination of the features of several of these securities.

Convertible bonds and convertible preferred stocks generally retain the investment characteristics of fixed income securities until they have been converted but also react to movements in the underlying equity securities. The holder is entitled to receive the fixed income of a bond or the dividend preference of a preferred stock until the holder elects to exercise the conversion privilege. Usable bonds are corporate bonds that can be used in whole or in part, customarily at full face value, in lieu of cash to purchase the issuer's common stock. When owned as part of a unit along with warrants, which are options to buy the common stock, they function as convertible bonds, except that the warrants generally will expire before the bond's maturity. Convertible securities are senior to equity securities and therefore have a claim to the assets of the issuer prior to the holders of common stock in the case of liquidation. However, convertible securities are generally subordinated to similar non-convertible securities of the same issuer. The interest income and dividends from convertible bonds and preferred stocks provide a stable stream of income with generally higher yields than common stocks, but lower than non-convertible securities of similar quality. A fund will exchange or convert the convertible securities held in its portfolio into shares of the underlying common stock in instances in which, in the advisor's opinion, the investment characteristics of the underlying common stock will assist the fund in achieving its investment objective. Otherwise, the fund will hold or trade the convertible securities. In selecting convertible securities for a fund, the advisor evaluates the investment characteristics of the convertible security as a fixed income instrument, and the investment potential of the underlying equity security for capital appreciation.

GUARANTEED INVESTMENT CONTRACTS

Pursuant to guaranteed investment contracts ("GICs"), which are issued by U.S. and Canadian insurance companies, a fund makes cash contributions to a deposit fund of the insurance company's general account. The insurance company then credits to the fund payments at negotiated, floating or fixed interest rates. A GIC is a general obligation of the issuing insurance company and not a separate account. The purchase price paid for a GIC becomes part of the general assets of the insurance company, and the contract is paid from the company's general assets.

The funds will only purchase GICs that are issued or guaranteed by insurance companies that at the time of purchase are rated at least AA by S&P or receive a similar high quality rating from a nationally recognized service which provides ratings of insurance companies. GICs are considered illiquid securities and will be subject to any limitations on such investments described in Part I of this SAI, unless there is an active and substantial secondary market for the particular instrument and market quotations are readily available. No fund will invest more than 20% of its total assets in GICs.

BANK INVESTMENT CONTRACTS

Bank investment contracts ("BICs") issued by banks that meet certain quality and asset size requirements for banks are available to the funds. Pursuant to BICs, cash contributions are made to a deposit account at the bank in exchange for payments at negotiated, floating or fixed interest rates. A BIC is a general obligation of the issuing bank. BICs are considered illiquid securities and will be subject to any limitations on such investments described in Part I of this SAI, unless there is an active and substantial secondary market for the particular instrument and market quotations are readily available.

LOAN PARTICIPATIONS

Loan participations are interests in loans which are administered by the lending bank or agent for a syndicate of lending banks, and sold by the lending bank or syndicate member. The funds may only purchase interests in loan participations issued by a bank in the United States with assets exceeding $1 billion and for which the underlying loan is issued by borrowers in whose obligations the funds may invest. Because the intermediary bank does not guarantee a loan participation in any way, a loan participation is subject to the credit risk generally associated with the underlying corporate borrower. In addition, in the event the underlying corporate borrower defaults, a fund may be subject to delays, expenses and risks that are greater than those that would have been involved if the fund had purchased a direct obligation (such as commercial paper) of the borrower. Under the terms of a loan participation, the purchasing fund may be regarded as a creditor of the intermediary bank so that the fund may also be subject to the risk that the issuing bank may become insolvent.

STRUCTURED INVESTMENTS

Structured investments are a relatively new innovation and may be designed to have various combinations of equity and fixed-income characteristics. Equity-linked securities are a form of structured investment and generally consist of a conversion privilege to a single company's common stock plus a fixed annual distribution to the holder. Equity-linked securities have some derivative characteristics because the conversion feature is linked to the price of the company's common stock. Equity-linked securities are designed to provide investors with higher quarterly income than the dividend paid per share on the common stock. However, equity-linked securities have decreased potential for capital appreciation because of limitations of the conversion feature.

Equity-linked securities include issues such as "Structured Yield Product Exchangeable for Stock" ("STRYPES"), "Trust Automatic Common Exchange Securities" ("TRACES"), "Trust Issued Mandatory Exchange Securities" ("TIMES"), "Trust Enhanced Dividend Securities" ("TRENDS") and other similar securities, including those which may be developed in the future. The issuers of the above listed examples of equity-linked securities generally purchase and hold a portfolio of stripped U.S. Treasury securities maturing on a quarterly basis through the conversion date, and a forward purchase contract with an existing shareholder of the company relating to the common stock. Quarterly distributions on equity-linked securities generally consist of the cash received from the U.S. Treasury securities and equity-linked securities generally are not entitled to any dividends that may be declared on the common stock.

Equity-linked securities may be issued by closed-end or other forms of investment companies. To the extent that equity-linked securities are issued by investment companies, a fund's investments in equity-linked securities are subject to the same limitations as investments in more traditional forms of investment companies.

YANKEE OBLIGATIONS

Yankee obligations are U.S. dollar-denominated instruments of foreign issuers that are either registered with the SEC or issued pursuant to Rule 144A under the 1933 Act. These obligations consist of debt securities (including preferred or preference stock of non-governmental issuers), certificates of deposit, fixed time deposits and banker's acceptances issued by foreign banks, and debt obligations of foreign governments or their subdivisions, agencies and instrumentalities, international agencies and supranational entities. Some securities issued by foreign governments or their subdivisions, agencies and instrumentalities may not be backed by the full faith and credit of the foreign government.

AMERICAN, EUROPEAN, CONTINENTAL AND GLOBAL DEPOSITARY RECEIPTS

American Depositary Receipts ("ADRs") are receipts issued in registered form by a U.S. bank or trust company evidencing ownership of underlying securities issued by a foreign issuer. European Depositary Receipts ("EDRs"), which are sometimes referred to as Continental Depositary Receipts ("CDRs"), are receipts issued in Europe typically by non-U.S. banks or trust companies and foreign branches of U.S. banks that evidence ownership of foreign or U.S. securities. Global Depositary Receipts ("GDRs") are receipts structured similarly to EDRs and CDRs and are marketed globally. ADRs may be listed on a national securities exchange or may be traded in the over-the-counter market. EDRs and CDRs are designed for use in European exchange and over-the-counter markets. GDRs are designed for trading in non-U.S. securities markets. ADRs, EDRs, CDRs and GDRs traded in the over-the-counter market which do not have an active or substantial secondary market will be considered illiquid and therefore will be subject to the funds' respective limitations with respect to such securities, if any. If a fund invests in an unsponsored ADR, EDR, CDR or GDR, there may be less information available to the fund concerning the issuer of the securities underlying the unsponsored ADR, EDR, CDR or GDR than is available for an issuer of securities underlying a sponsored ADR, EDR, CDR or GDR. ADR prices are denominated in U.S. dollars although the underlying securities are denominated in a foreign currency. Investments in ADRs, EDRs, CDRs and GDRs involve risks similar to those accompanying direct investments in foreign securities.

TEMPORARY CASH BALANCES

The funds may hold very small temporary cash balances to efficiently manage transactional expenses. These cash balances are expected, under normal conditions, not to exceed 2% of each fund's net assets at any time (excluding amounts used as margin and segregated assets with respect to futures transactions and collateral for securities loans and repurchase agreements). The funds may invest these temporary cash balances in short-term debt obligations issued or guaranteed by the U.S. Government or its agencies and instrumentalities ("U.S. Government Securities"), high quality commercial paper (rated A-1 or better by S&P or P-1 or better by Moody's), certificates of deposit and time deposits of banking institutions having total assets in excess of $1 billion, and repurchase agreements collateralized by U.S. Government Securities. The funds may also hold these investments in connection with U.S. Treasury rolls, which are not subject to the 2% limitation above.

TAXES

In this section, all discussions of taxation at the shareholder and fund levels relate to federal taxes only. Consult your tax advisor for state, local and foreign tax considerations and for information about special tax considerations that may apply to shareholders that are not natural persons or not U.S. citizens or resident aliens.

FEDERAL TAXES. The fund (even if it is a fund in a Trust with multiple series) is treated as a separate entity for federal income tax purposes under the Internal Revenue Code of 1986, as amended (the "Code"). The fund has elected (or in the case of a new fund, intends to elect) to be, and intends to qualify to be treated each year as, a "regulated investment company" under Subchapter M of the Code by meeting all applicable requirements of Subchapter M, including requirements as to the nature of the fund's gross income, the amount of its distributions (as a percentage of both its overall income and any tax-exempt income), and the composition of its portfolio assets. As a regulated investment company, the fund will not be subject to any federal income or excise taxes on its net investment income and net realized capital gains that it distributes to shareholders in accordance with the timing requirements imposed by the Code. The fund's foreign-source income, if any, may be subject to foreign withholding taxes. If the fund were to fail to qualify as a "regulated investment company" in any year, it would incur a regular federal corporate income tax on all of its taxable income, whether or not distributed, and fund distributions would generally be taxable as ordinary dividend income to the shareholders.

ALTERNATIVE MINIMUM TAX. Distributions derived from interest that is exempt from regular federal income tax may subject corporate shareholders to or increase their liability under the corporate alternative minimum tax (AMT). A portion of such distributions may constitute a tax preference item for individual shareholders and may subject them to or increase their liability under the AMT.

DIVIDENDS RECEIVED DEDUCTIONS. Distributions will qualify for the corporate dividends received deduction only to the extent that dividends earned by the fund qualify. Any such dividends are, however, includable in adjusted current earnings for purposes of computing corporate AMT. The dividends received deduction for eligible dividends is subject to a holding period requirement.

RETURN OF CAPITAL DISTRIBUTIONS. To the extent that a distribution is a return of capital for federal tax purposes, it reduces the cost basis of the shares on the record date and is similar to a partial return of the original investment (on which a sales charge may have been paid). There is no recognition of a gain or loss, however, unless the return of capital exceeds the cost basis in the shares.

FUNDS THAT INVEST IN U.S. GOVERNMENT SECURITIES. Many states grant tax-free status to dividends paid to shareholders of mutual funds from interest income earned by the fund from direct obligations of the U.S. government. Investments in mortgage-backed securities (including GNMA, FNMA and FHLMC Securities) and repurchase agreements collateralized by U.S. government securities do not qualify as direct federal obligations in most states. Shareholders should consult with their own tax advisors about the applicability of state and local intangible property, income or other taxes to their fund shares and distributions and redemption proceeds received from the fund.

FUND DISTRIBUTIONS. Distributions from the fund (other than exempt-interest dividends, as discussed below) will be taxable to shareholders as ordinary income to the extent derived from the fund's investment income and net short-term gains. Distributions of long-term capital gains (that is, the excess of net gains from capital assets held for more than one year over net losses from capital assets held for not more than one year) will be taxable to shareholders as such, regardless of how long a shareholder has held shares in the fund. In general, any distributions of net capital gains will be taxed to shareholders who are individuals at a maximum rate of 20%.

Distributions will be taxed as described above whether received in cash or in fund shares. Dividends and distributions on a fund's shares are generally subject to federal income tax as described herein to the extent they do not exceed the fund's realized income and gains, even though such dividends and distributions may economically represent a return of a particular shareholder's investment. Such distributions are likely to occur in respect of shares purchased at a time when a fund's net asset value reflects gains that are either unrealized, or realized but not distributed. Such realized gains may be required to be distributed even when a fund's net asset value also reflects unrealized losses.

Dividends declared in October, November or December of any year which are payable to shareholders of record on a specified date in such months will be deemed to have been received by shareholders and paid by a fund on December 31 of such year if such dividends are actually paid during January of the following year.

It is the policy of each fund to pay dividends with respect to each taxable year equal to at least the sum of 90% of its net exempt-interest income and 90% of its investment company taxable income, if any. Dividends derived from exempt-interest income ("exempt-interest dividends") may be treated by a fund's shareholders as items of interest excludable from their gross income under Section 103(a) of the Code unless, under the circumstances applicable to a particular shareholder, exclusion would be disallowed.

DISTRIBUTIONS FROM TAX-EXEMPT FUNDS. Each tax-exempt fund will have at least 50% of its total assets invested in tax-exempt bonds at the end of each quarter so that dividends from net interest income on tax-exempt bonds will be exempt from federal income tax when received by a shareholder. The tax-exempt portion of dividends paid will be designated within 60 days after year-end based upon the ratio of net tax-exempt income to total net investment income earned during the year. That ratio may be substantially different from the ratio of net tax-exempt income to total net investment income earned during any particular portion of the year. Thus, a shareholder who holds shares for only a part of the year may be allocated more or less tax-exempt dividends than would be the case if the allocation were based on the ratio of net tax-exempt income to total net investment income actually earned while a shareholder.

The Tax Reform Act of 1986 makes income from certain "private activity bonds" issued after August 7, 1986, a tax preference item for the AMT at the maximum rate of 28% for individuals and 20% for corporations. If the fund invests in private activity bonds, shareholders may be subject to the AMT on that part of the distributions derived from interest income on such bonds. Other provisions of the Tax Reform Act affect the tax treatment of distributions for corporations, casualty insurance companies and financial institutions; interest on all tax-exempt bonds is included in corporate adjusted current earnings when computing the AMT applicable to corporations. Seventy-five percent of the excess of adjusted current earnings over the amount of income otherwise subject to the AMT is included in a corporation's alternative minimum taxable income.

Dividends derived from any investments other than tax-exempt bonds and any distributions of short-term capital gains are taxable to shareholders as ordinary income. Any distributions of long-term capital gains will in general be taxable to shareholders as long-term capital gains (generally subject to a maximum 20% tax rate for shareholders who are individuals) regardless of the length of time fund shares are held.

A tax-exempt fund may at times purchase tax-exempt securities at a discount and some or all of this discount may be included in the fund's ordinary income which will be taxable when distributed. Any market discount recognized on a tax-exempt bond purchased after April 30, 1993, with a term at time of issue of one year or more is taxable as ordinary income. A market discount bond is a bond acquired in the secondary market at a price below its "stated redemption price" (in the case of a bond with original issue discount, its "revised issue price").

Shareholders receiving social security and certain retirement benefits may be taxed on a portion of those benefits as a result of receiving tax-exempt income, including tax-exempt dividends from the fund.

SPECIAL TAX RULES APPLICABLE TO TAX-EXEMPT FUNDS. Income distributions to shareholders who are substantial users or related persons of substantial users of facilities financed by industrial revenue bonds may not be excludable from their gross income if such income is derived from such bonds. Income derived from the fund's investments other than tax-exempt instruments may give rise to taxable income. The fund's shares must be held for more than six months in order to avoid the disallowance of a capital loss on the sale of fund shares to the extent of tax-exempt dividends paid during that period. A shareholder who borrows money to purchase the fund's shares will not be able to deduct the interest paid with respect to such borrowed money.

"Substantial user" is defined under U.S. Treasury Regulations to include a non-exempt person who (i) regularly uses a part of such facilities in his or her trade or business and whose gross revenues derived with respect to the facilities financed by the issuance of bonds are more than 5% of the total revenues derived by all users of such facilities, (ii) occupies more than 5% of the usable area of such facilities or (iii) are persons for whom such facilities or a part thereof were specifically constructed, reconstructed or acquired. "Related persons" include certain related natural persons, affiliated corporations, a partnership and its partners and an S corporation and its shareholders.

SALES OF SHARES. The sale, exchange or redemption of fund shares may give rise to a gain or loss. In general, any gain realized upon a taxable disposition of shares generally will be treated as long-term capital gain if the shares have been held for more than 12 months. Otherwise the gain on the sale, exchange or redemption of fund shares will be treated as short-term capital gain. In general, any loss realized upon a taxable disposition of shares will be treated as long-term loss if the shares have been held more than 12 months, and otherwise as short-term loss. However, any loss realized upon a taxable disposition of shares held for six months or less will be treated as long-term, rather than short-term, capital loss to the extent of any long-term capital gain distributions received by the shareholder with respect to those shares. All or a portion of any loss realized upon a taxable disposition of shares will be disallowed if other shares are purchased within 30 days before or after the disposition. In such a case, the basis of the newly purchased shares will be adjusted to reflect the disallowed loss.

BACKUP WITHHOLDING. Certain distributions and redemptions may be subject to a 30% backup withholding unless a taxpayer identification number and certification that the shareholder is not subject to the withholding is provided to the fund. This number and form may be provided by either a Form W-9 or the accompanying application. In certain instances, LFS may be notified by the Internal Revenue Service that a shareholder is subject to backup withholding.

EXCISE TAX. To the extent that the fund does not annually distribute substantially all taxable income and realized gains, it is subject to an excise tax. The Advisor intends to avoid this tax except when the cost of processing the distribution is greater than the tax.

TAX ACCOUNTING PRINCIPLES. To qualify as a "regulated investment company," the fund must (a) derive at least 90% of its gross income from dividends, interest, payments with respect to securities loans, gains from the sale or other disposition of stock, securities or foreign currencies or other income (including but not limited to gains from options, futures or forward contracts) derived with respect to its business of investing in such stock, securities or currencies; (b) diversify its holdings so that, at the close of each quarter of its taxable year, (i) at least 50% of the value of its total assets consists of cash, cash items, U.S. government securities, and other securities limited generally with respect to any one issuer to not more than 5% of the total assets of the fund and not more than 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of its total assets is invested in the securities of any issuer (other than U.S. government securities); and (c) distribute at least 90% of both its ordinary income (inclusive of net short-term capital gains) and its tax-exempt interest income earned each year.

HEDGING TRANSACTIONS. If the fund engages in hedging transactions, including hedging transactions in options, futures contracts and straddles, or other similar transactions, it will be subject to special tax rules (including constructive sale, mark-to-market, straddle, wash sale and short sale rules), the effect of which may be to accelerate income to the fund, defer losses to the fund, cause adjustments in the holding periods of the fund's securities, convert long-term capital gains into short-term capital gains or convert short-term capital losses into long-term capital losses. These rules could therefore affect the amount, timing and character of distributions to shareholders. The fund will endeavor to make any available elections pertaining to such transactions in a manner believed to be in the best interests of the fund and its shareholders.

SECURITIES ISSUED AT A DISCOUNT. The fund's investment in debt securities issued at a discount and certain other obligations will (and investments in securities purchased at a discount may) require the fund to accrue and distribute income not yet received. In such cases, the fund may be required to sell assets (possibly at a time when it is not advantageous to do so) to generate the cash necessary to distribute as dividends to its shareholders all of its income and gains and therefore to eliminate any tax liability at the fund level.

FOREIGN CURRENCY-DENOMINATED SECURITIES AND RELATED HEDGING TRANSACTIONS. The fund's transactions in foreign currencies, foreign currency-denominated debt securities, certain foreign currency options, futures contracts and forward contracts (and similar instruments) may give rise to ordinary income or loss to the extent such income or loss results from fluctuations in the value of the foreign currency concerned.

If more than 50% of the fund's total assets at the end of its fiscal year are invested in stock or securities of foreign corporate issuers, the fund may make an election permitting its shareholders to take a deduction or credit for federal tax purposes for their portion of certain qualified foreign taxes paid by the fund. The Advisor will consider the value of the benefit to a typical shareholder, the cost to the fund of compliance with the election, and incidental costs to shareholders in deciding whether to make the election. A shareholder's ability to claim such a foreign tax credit will be subject to certain limitations imposed by the Code, including a holding period requirement , as a result of which a shareholder may not get a full credit for the amount of foreign taxes so paid by the fund. Shareholders who do not itemize on their federal income tax returns may claim a credit (but not a deduction) for such foreign taxes.

Investment by the fund in certain "passive foreign investment companies" could subject the fund to a U.S. federal income tax (including interest charges) on distributions received from the company or on proceeds received from the disposition of shares in the company, which tax cannot be eliminated by making distributions to fund shareholders. However, the fund may be able to elect to treat a passive foreign investment company as a "qualified electing fund," in which case the fund will be required to include its share of the company's income and net capital gain annually, regardless of whether it receives any distribution from the company. Alternatively, the fund may make an election to mark the gains (and, to a limited extent, losses) in such holdings "to the market" as though it had sold and repurchased its holdings in those passive foreign investment companies on the last day of the fund's taxable year. Such gains and losses are treated as ordinary income and loss. The qualified electing fund and mark-to-market elections may have the effect of accelerating the recognition of income (without the receipt of cash) and increase the amount required to be distributed for the fund to avoid taxation. Making either of these elections therefore may require a fund to liquidate other investments (including when it is not advantageous to do so) in order to meet its distribution requirement, which also may accelerate the recognition of gain and affect a fund's total return.

COUNSEL TO THE FUNDS

Ropes & Gray, located at One International Place, Boston, MA 02110, and Bell, Boyd & Lloyd LLC, located at Three First National Plaza, 70 West Madison Street, Chicago, IL 60602 serve as counsel to each of the funds.

MANAGEMENT OF THE FUNDS (IN THIS SECTION, AND THE FOLLOWING SECTIONS ENTITLED "TRUSTEES AND OFFICERS," "THE MANAGEMENT AGREEMENT," "ADMINISTRATION AGREEMENT," "THE PRICING AND BOOKKEEPING AGREEMENT," "PORTFOLIO TRANSACTIONS," "INVESTMENT DECISIONS," AND "BROKERAGE AND RESEARCH SERVICES," THE "ADVISOR" REFERS TO COLONIAL MANAGEMENT ASSOCIATES, INC.)

The Advisor is the investment advisor to each of the funds (except for Liberty Asset Allocation Fund, Liberty Equity Growth Fund, Liberty Equity Value Fund, Liberty Growth & Income Fund II, Liberty International Equity Fund, Liberty Small Cap Value Fund II, Liberty Small Company Equity Fund and Liberty Strategic Equity Fund - see Part I of each Fund's respective SAI for a description of the investment advisor). The Advisor is a subsidiary of Liberty Funds Group LLC
(LFG), One Financial Center, Boston, MA 02111, which in turn is a wholly owned subsidiary of Columbia Management Group, Inc., which in turn is a wholly owned subsidiary of Fleet National Bank, a national banking association, which in turn is a wholly owned subsidiary of FleetBoston Financial Corporation, a U.S. financial holding company. Each of FleetBoston Financial Corporation, Fleet National Bank and Columbia Management Group, Inc. is located at 100 Federal Street, Boston, MA 02110.

TRUSTEES AND OFFICERS (THIS SECTION APPLIES TO ALL OF THE FUNDS)

The Trustees serve terms of indefinite duration. The names, addresses and ages of the Trustees and officers of the Liberty Funds, the year each was first elected or appointed to office, their principal business occupations during at least the last five years, the number of portfolios overseen by each Trustee and other directorships they hold are shown below. Each officer listed below serves as an officer of each of the Liberty Funds.

                                                                                                        Number of
                                              Year First                                              Portfolios in
                                 Position     Elected or                                               Fund Complex       Other
         Name, Address         with Liberty  Appointed to       Principal Occupation(s)                  Overseen     Directorships
            And Age                Funds        Office          During Past Five Years                  By Trustee        Held
            -------                -----        ------          ----------------------                  ----------    -------------
DISINTERESTED TRUSTEES
Douglas A. Hacker (Age 46)        Trustee        2000      President of UAL Loyalty Services                103            None
P.O. Box 66100                                             and Executive Vice President of
Chicago, IL 60666                                          United Airlines (airline)
                                                           since September, 2001 (formerly
                                                           Executive Vice President from
                                                           July, 1999 to September, 2001);
                                                           Chief Financial Officer of United
                                                           Airlines since July, 1999; Senior
                                                           Vice President and Chief Financial
                                                           Officer of UAL, Inc. prior
                                                           thereto.

Janet Langford Kelly (Age 44)     Trustee        2000      Executive Vice President-Corporate               103            None
One Kellogg Square                                         Development and Administration,
Battle Creek, MI 49016                                     General Counsel and Secretary,
                                                           Kellogg Company (food
                                                           manufacturer), since September,
                                                           1999; Senior Vice President,
                                                           Secretary and General Counsel,
                                                           Sara Lee Corporation (branded,
                                                           packaged, consumer-products
                                                           manufacturer) prior thereto.

Richard W. Lowry (Age 65)         Trustee        1995      Private Investor since August, 1987              105            None
10701 Charleston Drive                                     (formerly Chairman and Chief
Vero Beach, FL 32963                                       Executive Officer, U.S. Plywood
                                                           Corporation (building products
                                                           manufacturer)).

Salvatore Macera (Age 70)         Trustee        1998      Private Investor since 1981 (formerly            103            None
26 Little Neck Lane                                        Executive Vice President and Director
New Seabury, MA  02649                                     of Itek Corporation (electronics)
                                                           from 1975 to 1981).

                                                                                                        Number of
                                              Year First                                              Portfolios in
                                 Position     Elected or                                               Fund Complex       Other
         Name, Address         with Liberty  Appointed to       Principal Occupation(s)                  Overseen     Directorships
            And Age                Funds        Office          During Past Five Years                  By Trustee        Held
            -------                -----        ------          ----------------------                  ----------    -------------
DISINTERESTED TRUSTEES
Charles R. Nelson (Age 59)        Trustee        2000      Van Voorhis Professor, Department of             103            None
Department of Economics                                    Economics, University of Washington
University of Washington                                   since January, 1976; consultant on
Seattle, WA 98195                                          econometric and statistical matters.

John J. Neuhauser (Age 58)        Trustee        1985      Academic Vice President and Dean of              105       Saucony, Inc.
84 College Road                                            Faculties since August, 1999, Boston                        (athletic
Chestnut Hill, MA 02467-3838                               College (formerly Dean, Boston College                      footwear);
                                                           School of Management from September,                        SkillSoft
                                                           1977 to September, 1999).                                     Corp.

Thomas E. Stitzel (Age 66)        Trustee        1998      Business Consultant since 1999 (formerly         103            None
2208 Tawny Woods Place                                     Professor of Finance from 1975 to 1999
Boise, ID  83706                                           and Dean from 1977 to 1991, College of
                                                           Business, Boise State University);
                                                           Chartered Financial Analyst.

                                                                                                        Number of
                                              Year First                                              Portfolios in
                                 Position     Elected or                                               Fund Complex       Other
         Name, Address         with Liberty  Appointed to       Principal Occupation(s)                  Overseen     Directorships
            And Age                Funds        Office          During Past Five Years                  By Trustee        Held
            -------                -----        ------          ----------------------                  ----------    -------------
DISINTERESTED TRUSTEES
Thomas C. Theobald (Age 64)       Trustee        2000      Managing Director, William Blair Capital         103          Xerox
Suite 1300                                                 Partners (private equity investing) since                   Corporation
222 West Adams Street                                      September, 1994 (formerly Chief Executive                    (business
Chicago, IL 60606                                          Officer and Chairman of the Board of                          products
                                                           Directors, Continental Bank Corporation).                       and
                                                                                                                        services),
                                                                                                                         Anixter
                                                                                                                      International
                                                                                                                        (network
                                                                                                                         support
                                                                                                                        equipment
                                                                                                                      distributor),
                                                                                                                       Jones Lang
                                                                                                                         LaSalle
                                                                                                                      (real estate
                                                                                                                       management
                                                                                                                        services)
                                                                                                                        and MONY
                                                                                                                      Group (life
                                                                                                                       insurance).

Anne-Lee Verville (Age 56)        Trustee        1998      Author and speaker on educational systems        103      Chairman of the
359 Stickney Hill Road                                     needs (formerly General Manager, Global                      Board of
Hopkinton, NH  03229                                       Education Industry from 1994 to 1997, and                   Directors,
                                                           President, Applications Solutions                          Enesco Group,
                                                           Division from 1991 to 1994, IBM                           Inc. (designer,
                                                           Corporation (global education and global                   importer and
                                                           applications)).                                            distributor of
                                                                                                                      giftware and
                                                                                                                      collectibles).

                                                                                                        Number of
                                              Year First                                              Portfolios in
                                 Position     Elected or                                               Fund Complex       Other
         Name, Address         with Liberty  Appointed to       Principal Occupation(s)                  Overseen     Directorships
            And Age                Funds        Office          During Past Five Years                  By Trustee        Held
            -------                -----        ------          ----------------------                  ----------    -------------
INTERESTED TRUSTEES
William E. Mayer* (Age 61)        Trustee        1994      Managing Partner, Park Avenue Equity             105      Lee Enterprises
399 Park Avenue                                            Partners (private equity fund) since                      (print and on-
Suite 3204                                                 February, 1999 (formerly Founding                         line media), WR
New York, NY 10022                                         Partner, Development Capital LLC from                     Hambrecht + Co.
                                                           November 1996 to February, 1999; Dean and                   (financial
                                                           Professor, College of Business and                            service
                                                           Management, University of Maryland from                   provider) First
                                                           October, 1992 to November, 1996).                              Health
                                                                                                                       (healthcare)
                                                                                                                        and Systech
                                                                                                                     Retail Systems
                                                                                                                         (retail
                                                                                                                         industry
                                                                                                                        technology
                                                                                                                         provider)

Joseph R. Palombo* (Age 48)     Trustee and      2000      Chief Operating Officer of Columbia              103            None
One Financial Center            Chairman of                Management Group, Inc. (Columbia
Boston, MA 02111                 the Board                 Management Group) since November, 2001;
                                                           formerly Chief Operations Officer of
                                                           Mutual Funds, Liberty Financial
                                                           Companies, Inc. from August, 2000 to
                                                           November, 2001; Executive Vice President
                                                           of Stein Roe & Farnham Incorporated
                                                           (Stein Roe) since April, 1999; Executive
                                                           Vice President and Director of the
                                                           Advisor since April, 1999; Executive Vice
                                                           President and Chief Administrative
                                                           Officer of Liberty Funds Group, LLC
                                                           ("LFG") since April, 1999; Director of
                                                           Stein Roe since September, 2000; Trustee
                                                           and Chairman of the Board of the Stein
                                                           Roe Mutual Funds since October, 2000;
                                                           Manager of Stein Roe Floating Rate
                                                           Limited Liability Company since October,
                                                           2000 (formerly Vice President of the
                                                           Liberty Funds from April, 1999 to August,
                                                           2000; Chief Operating Officer and Chief
                                                           Compliance Officer, Putnam Mutual Funds
                                                           from December, 1993 to March, 1999).

* Mr. Mayer is an "interested person" (as defined in the Investment Company Act of 1940 ("1940 Act")) by reason of his affiliation with WR Hambrecht + Co. Mr. Palombo is an interested person as an employee of an affiliate of the Advisor.


                                                  Year First
                                     Position     Elected or
         Name, Address             with Liberty  Appointed to       Principal Occupation(s)
            And Age                    Funds        Office          During Past Five Years
            -------                    -----        ------          ----------------------
Officers
Keith T. Banks (Age 46)              President       2001      President of the Liberty Funds since November,
Columbia Management Group, Inc.                                2001; Chief Investment Officer and Chief
590 Madison Avenue, 36th Floor                                 Executive Officer of Columbia Management Group
Mail Stop NY EH 30636A                                         since August, 2000 (formerly Managing Director
New York, NY  10022                                            and Head of U.S. Equity, J.P. Morgan Investment
                                                               Management from November, 1996 to August, 2000).


Vicki L. Benjamin (Age 40)             Chief         2001      Controller of the Liberty Funds and Liberty
One Financial Center                 Accounting                All-Star Funds since May, 2002; Chief Accounting
Boston, MA 02111                    Officer and                Officer of the Liberty Funds and Liberty
                                     Controller                All-Star Funds since June, 2001; Vice President
                                                               of LFG since April, 2001 (formerly Vice
                                                               President, Corporate Audit, State Street Bank
                                                               and Trust Company from May, 1998 to April, 2001;
                                                               Audit Manager from July, 1994 to June, 1997;
                                                               Senior Audit Manager from July, 1997 to May,
                                                               1998, Coopers & Lybrand, LLP).

J. Kevin Connaughton (Age 37)        Treasurer       2000      Treasurer of the Liberty Funds and of the
One Financial Center                                           Liberty All-Star Funds since December, 2000
Boston, MA 02111                                               (formerly Controller of the Liberty Funds and of
                                                               the Liberty All-Star Funds from February, 1998 to
                                                               October, 2000); Treasurer of the Stein Roe
                                                               Funds since February, 2001 (formerly Controller
                                                               from May, 2000 to February, 2001); Senior Vice
                                                               President of LFG since January, 2001 (formerly
                                                               Vice President from April, 2000 to January,
                                                               2001; Vice President of the Advisor from
                                                               February, 1998 to October, 2000; Senior
                                                               Tax Manager, Coopers & Lybrand, LLP from April,
                                                               1996 to January, 1998).


                                                  Year First
                                     Position     Elected or
         Name, Address             with Liberty  Appointed to       Principal Occupation(s)
            And Age                    Funds        Office          During Past Five Years
            -------                    -----        ------          ----------------------
Officers

Jean S. Loewenberg (Age 56)         Secretary        2002      Secretary of the Liberty Funds and of the
One Financial Center                                           Liberty All-Star Funds since February, 2002;
Boston, MA 02111                                               Senior Vice President and Group Senior Counsel,
                                                               FleetBoston Financial Corporation since
                                                               November, 1996.

TRUSTEE POSITIONS

As of December 31, 2001, no disinterested Trustee or any of their immediate family members owned beneficially or of record any class of securities of FleetBoston Financial, the Advisor, another investment advisor, sub-advisor or portfolio manager of any of the Liberty Funds or any person controlling, controlled by or under common control with any such entity.

Approving the Investment Advisory Contract

In determining to approve the Funds' management agreements, the Trustees met with the relevant investment advisory personnel from the Advisor and considered information provided by the Advisor relating to the education, experience and number of investment professionals and other personnel who will be providing services under those agreements. See "Managing the Fund" in the Funds' Prospectuses and "Trustees and Officers" in this SAI. The Trustees also took into account the time and attention devoted by senior management to the Predecessor Funds and the other funds in the complex. The Trustees evaluated the level of skill required to manage the Funds and concluded that the human resources to be devoted by the Advisor to the Funds would be appropriate to fulfill effectively the Advisor's duties under the agreements. The Trustees also considered the business reputation of the Advisor and its financial resources, and concluded that the Advisor would be able to meet any reasonably foreseeable obligations under the agreements.

The Trustees received information concerning the investment philosophy and investment process to be applied by the Advisor in managing the Funds. See "Principal Investment Strategies" and "Principal Investment Risks" in the Funds' Prospectuses. In this connection, the Trustees considered the Advisor's in-house research capabilities as well as other resources available to the Advisor's personnel, including research services available to the Advisor as a result of securities transactions to be effected for the Funds and other investment advisory clients. The Trustees concluded that the Advisor's investment process, research capabilities and philosophy were well suited to the Funds, given the Funds' investment objectives and policies.

The Trustees considered the scope of the services to be provided by the Advisor to the Funds under the agreements relative to services provided by third parties to other mutual funds. See "Fund Charges and Expenses" and "Management of the Funds - The Management Agreement". The Trustees concluded that the scope of the Advisor's services to the Funds would be consistent with the Funds' operational requirements, including, in addition to its investment objective, compliance with the Funds' investment restrictions, tax and reporting requirements and related shareholder services.

The Trustees considered the quality of the services provided by the Advisor to the Predecessor Funds. The Trustees evaluated the Advisor's record with respect to regulatory compliance and compliance with the investment policies of the Predecessor Funds and the other funds in the complex. The Trustees also evaluated the procedures of the Advisor designed to fulfill the Advisor's fiduciary duty to the Funds with respect to possible conflicts of interest, including the Advisor's code of ethics (regulating the personal trading of its officers and employees) (see "Management of the Funds - Code of Ethics"), the procedures by which the Advisor allocates trades among its various investment advisory clients and the record of the Advisor in these matters. The Trustees also received information concerning standards of the Advisor with respect to the execution of portfolio transactions. See "Management of the Funds - Portfolio Transactions."

The Trustees considered the Advisor's management of non-advisory services provided by persons other than the Advisor by reference, among other things, to the Predecessor Funds' total expenses and the reputation of the Funds' other service providers. See "Your Expenses" in the Funds' Prospectuses. The Trustees also considered information provided by third parties relating to the Predecessor Funds' investment performance relative to their performance benchmarks, relative to other similar funds managed by the Advisor and relative to funds managed similarly by other advisors. The Trustees reviewed performance over various periods, including the Predecessor Funds' one, five and ten year calendar year periods and/or the life of the Funds, as applicable (See "Performance History" in the Funds' Prospectuses), as well as factors identified by the Advisor as contributing to the Predecessor Funds' performance. See the Predecessor Funds' most recent annual and semi-annual reports. The Trustees concluded that the scope and quality of the Advisor's services was sufficient to merit reapproval of the agreement for another year.

In reaching that conclusion, the Trustees also gave substantial consideration to the fees payable under the agreements. The Trustees also considered the fees of the Funds as a percentage of assets at different asset levels and possible economies of scale to the Advisor. In evaluating the Funds' advisory fees, the Trustees also took into account the complexity of investment management for the Funds relative to other types of funds. Based on challenges associated with less readily available market information about foreign issuers and smaller capitalization companies, limited liquidity of certain securities, and the specialization required for focused funds, the Trustees concluded that generally greater research intensity and trading acumen is required for equity funds, and for international or global funds, as compared to funds investing, respectively, in debt obligations or in U.S. issuers. Similarly, the Trustees concluded that, generally, small capitalization equity funds and focused funds including state specific municipal funds, require greater intensity of research and trading acumen than larger capitalization or more diversified funds. See "The Fund" in the Funds' Prospectuses.

Based on the foregoing, the Trustees concluded that the fees to be paid the Advisor under the advisory agreement were fair and reasonable, given the scope and quality of the services rendered by the Advisor.

                                     General

Messrs. Lowry, Mayer and Neuhauser are also Trustees of the Liberty All-Star Funds.

The Trustees serve as trustees of all funds for which each Trustee (except Mr. Palombo) will receive an annual retainer of $45,000 and attendance fees of $8,000 for each regular joint meeting and $1,000 for each special joint meeting. Committee chairs receive an annual retainer of $5,000 and Committee chairs receive $1,000 for each special meeting attended on a day other than a regular joint meeting day. Committee members receive an annual retainer of $1,000 and $1,000 for each special meeting attended on a day other than a regular joint meeting day. Two-thirds of the Trustee fees are allocated among the funds based on each fund's relative net assets and one-third of the fees is divided equally among the funds.

The Advisor and/or its affiliate, Colonial Advisory Services, Inc. (CASI), has rendered investment advisory services to investment company, institutional and other clients since 1931. The Advisor currently serves as investment advisor or administrator for 63 open-end and 9 closed-end management investment company portfolios. Trustees and officers of the Trust, who are also officers of the Advisor or its affiliates, will benefit from the advisory fees, sales commissions and agency fees paid or allowed by the Trust.

The Agreement and Declaration of Trust (Declaration) of the Trust provides that the Trust will indemnify its Trustees and officers against liabilities and expenses incurred in connection with litigation in which they may be involved because of their offices with the Trust but that such indemnification will not relieve any officer or Trustee of any liability to the Trust or its shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of his or her duties. The Trust, at its expense, provides liability insurance for the benefit of its Trustees and officers.

The Trustees have the authority to convert the funds into a master fund/feeder fund structure. Under this structure, a fund may invest all or a portion of its investable assets in investment companies with substantially the same investment goals, policies and restrictions as the fund. The primary reason to use the master fund/feeder fund structure is to provide a mechanism to pool, in a single master fund, investments of different investor classes, resulting in a larger portfolio, investment and administrative efficiencies and economies of scale.

THE MANAGEMENT AGREEMENT (THIS SECTION DOES NOT APPLY TO LIBERTY ASSET ALLOCATION FUND, LIBERTY EQUITY GROWTH FUND, LIBERTY EQUITY VALUE FUND, LIBERTY GROWTH & INCOME FUND II, LIBERTY INTERNATIONAL EQUITY FUND, LIBERTY SMALL CAP VALUE FUND II, LIBERTY SMALL COMPANY EQUITY FUND AND LIBERTY STRATEGIC EQUITY
FUND)

Under a Management Agreement (Agreement), the Advisor has contracted to furnish each fund with investment research and recommendations or fund management, respectively, and accounting and administrative personnel and services, and with office space, equipment and other facilities. For these services and facilities, each fund pays a monthly fee based on the average of the daily closing value of the total net assets of each fund for such month. Under the Agreement, any liability of the Advisor to the Trust, a fund and/or its shareholders is limited to situations involving the Advisor's own willful misfeasance, bad faith, gross negligence or reckless disregard of its duties.

The Agreement may be terminated with respect to the fund at any time on 60 days' written notice by the Advisor or by the Trustees of the Trust or by a vote of a majority of the outstanding voting securities of the fund. The Agreement will automatically terminate upon any assignment thereof and shall continue in effect from year to year only so long as such continuance is approved at least annually
(i) by the Trustees of the Trust or by a vote of a majority of the outstanding voting securities of the fund and (ii) by vote of a majority of the Trustees who are not interested persons (as such term is defined in the 1940 Act) of the Advisor or the Trust, cast in person at a meeting called for the purpose of voting on such approval.

The Advisor pays all salaries of officers of the Trust. The Trust pays all expenses not assumed by the Advisor including, but not limited to, auditing, legal, custodial, investor servicing and shareholder reporting expenses. The Trust pays the cost of printing and mailing any Prospectuses sent to shareholders. LFD pays the cost of printing and distributing all other Prospectuses.

ADMINISTRATION AGREEMENT (THIS SECTION APPLIES ONLY TO LIBERTY ASSET ALLOCATION FUND, LIBERTY EQUITY GROWTH FUND, LIBERTY EQUITY VALUE FUND, LIBERTY GROWTH & INCOME FUND II, LIBERTY INTERNATIONAL EQUITY FUND, LIBERTY SMALL CAP VALUE FUND II, LIBERTY SMALL COMPANY EQUITY FUND AND LIBERTY STRATEGIC EQUITY FUND AND THEIR RESPECTIVE TRUSTS).

Under an Administration Agreement with each fund named above, the Advisor, in its capacity as the Administrator to each fund, has contracted to perform the following administrative services:

                  (a) providing office space, equipment and clerical personnel;

                  (b) arranging, if desired by the respective Trust, for its directors, officers and employees to serve as Trustees, officers or agents of each fund;

                  (c) preparing and, if applicable, filing all documents required for compliance by each fund with applicable laws and regulations;

                  (d) preparation of agendas and supporting documents for and minutes of meetings of Trustees, committees of Trustees and shareholders;

                  (e) coordinating and overseeing the activities of each fund's other third-party service providers; and

                  (f)      maintaining certain books and records of each fund.


The Advisor is paid a monthly fee at the annual rate of average daily net assets set forth in Part 1 of this SAI.

                      The Pricing and Bookkeeping Agreement

The Advisor/Administrator is responsible for providing accounting and bookkeeping services to each fund pursuant to a pricing and bookkeeping agreement. Under a separate agreement (Outsourcing Agreement), the Advisor/Administrator has delegated those functions to State Street Bank and Trust Company (State Street). The Advisor/Administrator pays fees to State Street under the Outsourcing Agreement.

Under a pricing and bookkeeping agreement with each fund, the Advisor/Administrator receives from each fund a monthly fee consisting of a flat fee plus an asset-based fee, as follows:

- from each fund that is a stand-alone fund or a master fund in a master fund/feeder fund structure, an annual flat fee of $10,000, paid monthly;

- from each fund that is a feeder fund in a master fund/feeder fund structure, an annual flat fee of $5,000, paid monthly; and

- in any month that a fund has average net assets of more than $50 million, a monthly fee equal to the percentage of the average net assets of the fund for that month that is determined by the following formula:

         (number of stand-alone funds and master funds for which State Street provides pricing and bookkeeping services under the Outsourcing Agreement x $105,000) + (number of feeder funds for which State Street provides pricing and bookkeeping services under the Outsourcing Agreement x $12,000) - (annual flat fees payable by each fund for which State Street provides pricing and bookkeeping services under the Outsourcing Agreement )] / (average monthly net assets of all stand-alone funds and feeder funds for which State Street provides pricing and bookkeeping services under the Outsourcing Agreement with average monthly net assets of more than $50 million in that month)

         Each fund reimburses the Advisor/Administrator for all out-of-pocket expenses and charges, including fees payable to third parties (other than State Street) for providing pricing data.


PORTFOLIO TRANSACTIONS
THE FOLLOWING SECTIONS ENTITLED "INVESTMENT DECISIONS" AND "BROKERAGE AND RESEARCH SERVICES" DO NOT APPLY TO LIBERTY MONEY MARKET FUND, LIBERTY MUNICIPAL MONEY MARKET FUND, LIBERTY TAX-MANAGED VALUE FUND AND LIBERTY NEWPORT GLOBAL EQUITY FUND. FOR EACH OF THESE FUNDS, SEE PART 1 OF ITS RESPECTIVE SAI. THE ADVISOR OF LIBERTY NEWPORT TIGER FUND, LIBERTY NEWPORT INTERNATIONAL EQUITY FUND, LIBERTY NEWPORT JAPAN OPPORTUNITIES FUND, LIBERTY NEWPORT GREATER CHINA FUND, LIBERTY NEWPORT EUROPE FUND AND LIBERTY NEWPORT ASIA PACIFIC FUND FOLLOWS THE SAME PROCEDURES AS THOSE SET FORTH UNDER "BROKERAGE AND RESEARCH SERVICES."

INVESTMENT DECISIONS. The Advisor acts as investment advisor to each of the funds (except for the Liberty Asset Allocation Fund, Liberty Equity Growth Fund, Liberty Equity Value Fund, Liberty Growth & Income Fund II, Liberty International Equity Fund, Liberty Small Cap Value Fund II, Liberty Small Company Equity Fund and Liberty Strategic Equity Fund each of which is administered by the Advisor. The Advisor's affiliate, CASI, advises other institutional, corporate, fiduciary and individual clients for which CASI performs various services. Various officers and Trustees of the Trust also serve as officers or Trustees of other funds and the other corporate or fiduciary clients of the Advisor. The funds and clients advised by the Advisor or the funds administered by the Advisor sometimes invest in securities in which the fund also invests and sometimes engage in covered option writing programs and enter into transactions utilizing stock index options and stock index and financial futures and related options ("other instruments"). If the fund, such other funds and such other clients desire to buy or sell the same portfolio securities, options or other instruments at about the same time, the purchases and sales are normally made as nearly as practicable on a pro rata basis in proportion to the amounts desired to be purchased or sold by each. Although in some cases these practices could have a detrimental effect on the price or volume of the securities, options or other instruments as far as the fund is concerned, in most cases it is believed that these practices should produce better executions. It is the opinion of the Trustees that the desirability of retaining the Advisor as investment advisor to the funds outweighs the disadvantages, if any, which might result from these practices.

BROKERAGE AND RESEARCH SERVICES. Consistent with the Conduct Rules of the National Association of Securities Dealers, Inc., and subject to seeking "best execution" (as defined below) and such other policies as the Trustees may determine, the Advisor may consider sales of shares of the funds as a factor in the selection of broker-dealers to execute securities transactions for a fund.

The Advisor places the transactions of the funds with broker-dealers selected by the Advisor and, if applicable, negotiates commissions. Broker-dealers may receive brokerage commissions on portfolio transactions, including the purchase and writing of options, the effecting of closing purchase and sale transactions, and the purchase and sale of underlying securities upon the exercise of options and the purchase or sale of other instruments. The funds from time to time also execute portfolio transactions with such broker-dealers acting as principals. The funds do not intend to deal exclusively with any particular broker-dealer or group of broker-dealers.

It is the Advisor's policy generally to seek best execution, which is to place the funds' transactions where the funds can obtain the most favorable combination of price and execution services in particular transactions or provided on a continuing basis by a broker-dealer, and to deal directly with a principal market maker in connection with over-the-counter transactions, except when it is believed that best execution is obtainable elsewhere. In evaluating the execution services of, including the overall reasonableness of brokerage commissions paid to, a broker-dealer, consideration is given to, among other things, the firm's general execution and operational capabilities, and to its reliability, integrity and financial condition.

Securities transactions of the funds may be executed by broker-dealers who also provide research services (as defined below) to the Advisor and the funds. The Advisor may use all, some or none of such research services in providing investment advisory services to each of its investment company and other clients, including the fund. To the extent that such services are used by the Advisor, they tend to reduce the Advisor's expenses. In the Advisor's opinion, it is impossible to assign an exact dollar value for such services.

The Trustees have authorized the Advisor to cause the funds to pay a broker-dealer which provides brokerage and research services to the Advisor an amount of commission for effecting a securities transaction, including the sale of an option or a closing purchase transaction, for the funds in excess of the amount of commission which another broker-dealer would have charged for effecting that transaction. As provided in Section 28(e) of the Securities Exchange Act of 1934, "brokerage and research services" include advice as to the value of securities, the advisability of investing in, purchasing or selling securities and the availability of securities or purchasers or sellers of securities; furnishing analyses and reports concerning issues, industries, securities, economic factors and trends and portfolio strategy and performance of accounts; and effecting securities transactions and performing functions incidental thereto (such as clearance and settlement). The Advisor must determine in good faith that such greater commission is reasonable in relation to the value of the brokerage and research services provided by the executing broker-dealer viewed in terms of that particular transaction or the Advisor's overall responsibilities to the funds and all its other clients.

The Trustees have authorized the Advisor to utilize the services of a clearing agent with respect to all call options written by funds that write options and to pay such clearing agent commissions of a fixed amount per share (currently
1.25 cents) on the sale of the underlying security upon the exercise of an option written by a fund.

The Advisor may use the services of Quick & Reilly, Inc., Robertson Stephens, Inc. or Fleet Securities, Inc., each an affiliate of the Advisor, when buying or selling securities for a fund's portfolio pursuant to procedures adopted by the Trustees and 1940 Act Rule 17e-1. Under the Rule, the Advisor must ensure that commissions a fund pays to affiliates of the Advisor on portfolio transactions are reasonable and fair compared to commissions received by other broker-dealers in connection with comparable transactions involving similar securities being bought or sold at about the same time. The Advisor will report quarterly to the Trustees on all securities transactions placed through affiliates of the Advisor so that the Trustees may consider whether such trades complied with these procedures and the Rule.

PRINCIPAL UNDERWRITER
LFD is the principal underwriter of the Trust's shares. LFD has no obligation to buy the funds' shares, and purchases the funds' shares only upon receipt of orders from authorized financial service firms (FSFs) or investors.

INVESTOR SERVICING AND TRANSFER AGENT
LFS is the Trust's investor servicing agent (transfer, plan and dividend disbursing agent), for which it receives fees which are paid monthly by the Trust. The fee paid to LFS is based on the average daily net assets of each fund plus reimbursement for certain out-of-pocket expenses. SEE "FUND CHARGES AND EXPENSES" IN PART 1 OF THIS SAI FOR INFORMATION ON FEES RECEIVED BY LFS. The agreement continues indefinitely but may be terminated by 90 days' notice by the fund to LFS or generally by 6 months' notice by LFS to the fund. The agreement limits the liability of LFS to the fund for loss or damage incurred by the fund to situations involving a failure of LFS to use reasonable care or to act in good faith in performing its duties under the agreement. It also provides that the fund will indemnify LFS against, among other things, loss or damage incurred by LFS on account of any claim, demand, action or suit made on or against LFS not resulting from LFS's bad faith or negligence and arising out of, or in connection with, its duties under the agreement.

CODE OF ETHICS
The funds, the Advisor, and LFD have adopted Codes of Ethics pursuant to the requirements of the Act. These Codes of Ethics permit personnel subject to the Codes to invest in securities, including securities that may be purchased or held by the funds. These Codes of Ethics can be reviewed and copied at the SEC's Public Reference Room and may be obtained by calling the SEC at 1-202-942-8090. These Codes are also available on the EDGAR Database on the SEC's internet web site at http://www.sec.gov, and may also be obtained, after paying a duplicating fee, by electronic request to publicinfo@sec.gov or by writing to the SEC's Public Reference Section, Washington, D.C. 20549-0102.

DETERMINATION OF NET ASSET VALUE
Each fund determines net asset value (NAV) per share for each class as of the close of the New York Stock Exchange (Exchange) (generally 4:00 p.m. Eastern time) each day the Exchange is open, except that certain classes of assets, such as index futures, for which the market close occurs shortly after the close of regular trading on the Exchange will be priced at the closing time of the market on which they trade. Currently, the Exchange is closed Saturdays, Sundays and the following holidays: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas. Funds with portfolio securities which are primarily listed on foreign exchanges may experience trading and changes in NAV on days on which such fund does not determine NAV due to differences in closing policies among exchanges. This may significantly affect the NAV of the fund's redeemable securities on days when an investor cannot redeem such securities. Debt securities generally are valued by a pricing service which determines valuations based upon market transactions for normal, institutional-size trading units of similar securities. However, in circumstances where such prices are not available or where the Advisor deems it appropriate to do so, an over-the-counter or exchange bid quotation is used. Securities listed on an exchange or on NASDAQ are valued at the last sale price. Listed securities for which there were no sales during the day and unlisted securities generally are valued at the last quoted bid price. Options are valued at the last sale price or in the absence of a sale, the mean between the last quoted bid and offering prices. Short-term obligations with a maturity of 60 days or less are valued at amortized cost pursuant to procedures adopted by the Trustees. The values of foreign securities quoted in foreign currencies are translated into U.S. dollars at the exchange rate for that day. Portfolio positions for which market quotations are not readily available and other assets are valued at fair value as determined by the Advisor in good faith under the direction of the Trust's Board of Trustees.

Generally, trading in certain securities (such as foreign securities) is substantially completed each day at various times prior to the close of the Exchange. Trading on certain foreign securities markets may not take place on all business days in New York, and trading on some foreign securities markets takes place on days which are not business days in New York and on which the fund's NAV is not calculated. The values of these securities used in determining the NAV are computed as of such times. Also, because of the amount of time required to collect and process trading information as to large numbers of securities issues, the values of certain securities (such as convertible bonds, U.S. government securities, and tax-exempt securities) are determined based on market quotations collected earlier in the day at the latest practicable time prior to the close of the Exchange. Occasionally, events affecting the value of such securities may occur between such times and the close of the Exchange which will not be reflected in the computation of each fund's NAV. If events materially affecting the value of such securities occur during such period, then these securities will be valued at their fair value following procedures approved by the Trust's Board of Trustees.

AMORTIZED COST FOR MONEY MARKET FUNDS (THIS SECTION CURRENTLY DOES NOT APPLY TO LIBERTY MONEY MARKET FUNDS, - SEE "AMORTIZED COST FOR MONEY MARKET FUNDS" UNDER "OTHER INFORMATION CONCERNING THE PORTFOLIO" IN PART 1 OF THE SAI OF LIBERTY MUNICIPAL MONEY MARKET FUND FOR INFORMATION RELATING TO THE MUNICIPAL MONEY MARKET PORTFOLIO)

Money market funds generally value their portfolio securities at amortized cost according to Rule 2a-7 under the 1940 Act.

Portfolio instruments are valued under the amortized cost method, whereby the instrument is recorded at cost and thereafter amortized to maturity. This method assures a constant NAV but may result in a yield different from that of the same portfolio under the market value method. The Trust's Trustees have adopted procedures intended to stabilize a money market fund's NAV per share at $1.00. When a money market fund's market value deviates from the amortized cost of $1.00, and results in a material dilution to existing shareholders, the Trust's Trustees will take corrective action that may include: realizing gains or losses; shortening the portfolio's maturity; withholding distributions; redeeming shares in kind; or converting to the market value method (in which case the NAV per share may differ from $1.00). All investments will be determined pursuant to procedures approved by the Trust's Trustees to present minimal credit risk.

See the Statement of Assets and Liabilities in the shareholder report of the Liberty Money Market Fund for a specimen price sheet showing the computation of maximum offering price per share of Class A shares.

HOW TO BUY SHARES
The Prospectus contains a general description of how investors may buy shares of the fund and tables of charges. This SAI contains additional information which may be of interest to investors.

The fund will accept unconditional orders for shares to be executed at the public offering price based on the NAV per share next determined after the order is placed in good order. The public offering price is the NAV plus the applicable sales charge, if any. In the case of orders for purchase of shares placed through FSFs, the public offering price will be determined on the day the order is placed in good order, but only if the FSF receives the order prior to the time at which shares are valued and transmits it to the fund before the fund processes that day's transactions. If the FSF fails to transmit before the fund processes that day's transactions, the customer's entitlement to that day's closing price must be settled between the customer and the FSF. If the FSF receives the order after the time at which the fund values its shares, the price will be based on the NAV determined as of the close of the Exchange on the next day it is open. If funds for the purchase of shares are sent directly to LFS, they will be invested at the public offering price next determined after receipt in good order. Payment for shares of the fund must be in U.S. dollars; if made by check, the check must be drawn on a U.S. bank.

The fund receives the entire NAV of shares sold. For shares subject to an initial sales charge, LFD's commission is the sales charge shown in the fund's Prospectus less any applicable FSF discount. The FSF discount is the same for all FSFs, except that LFD retains the entire sales charge on any sales made to a shareholder who does not specify a FSF on the Investment Account Application ("Application"), and except that LFD may from time to time reallow additional amounts to all or certain FSFs. LFD generally retains some or all of any asset-based sales charge (distribution fee) or contingent deferred sales charge. Such charges generally reimburse LFD for any up-front and/or ongoing commissions paid to FSFs.

Checks presented for the purchase of shares of the fund which are returned by the purchaser's bank or checkwriting privilege checks for which there are insufficient funds in a shareholder's account to cover redemption will subject such purchaser or shareholder to a $15 service fee for each check returned. Checks must be drawn on a U.S. bank and must be payable in U.S. dollars.

LFS acts as the shareholder's agent whenever it receives instructions to carry out a transaction on the shareholder's account. Upon receipt of instructions that shares are to be purchased for a shareholder's account, the designated FSF will receive the applicable sales commission. Shareholders may change FSFs at any time by written notice to LFS, provided the new FSF has a sales agreement with LFD.

Shares credited to an account are transferable upon written instructions in good order to LFS and may be redeemed as described under "How to Sell Shares" in the Prospectus. Certificates will not be issued for Class A shares unless specifically requested and no certificates will be issued for Class B, C, G, J, S, T or Z shares. The Liberty money market funds will not issue certificates. Shareholders may send any certificates which have been previously acquired to LFS for deposit to their account.

LFD may, at its expense, provide special sales incentives (such as cash payments in addition to the commissions specified in the Fund's SAI) to FSFs that agree to promote the sale of shares of the Fund or other funds that LFD distributes. At its discretion, the Distributor may offer special sales incentives only to selected FSFs or to FSFs who have previously sold or expect to sell significant amounts of the Fund's shares.

SPECIAL PURCHASE PROGRAMS/INVESTOR SERVICES
The following special purchase programs/investor services may be changed or eliminated at any time.

AUTOMATIC INVESTMENT PLAN. As a convenience to investors, shares of most funds advised by Colonial, Fleet Investment Advisors Inc., Newport Fund Management, Inc., Crabbe Huson Group, Inc. and Stein Roe may be purchased through the Automatic Investment Plan. Preauthorized monthly bank drafts or electronic funds transfers for a fixed amount of at least $50 are used to purchase a fund's shares at the public offering price next determined after LFD receives the proceeds from the draft (normally the 5th or the 20th of each month, or the next business day thereafter). If your Automatic Investment Plan purchase is by electronic funds transfer, you may request the Automatic Investment Plan purchase for any day. Further information and application forms are available from FSFs or from LFD.

AUTOMATED DOLLAR COST AVERAGING (Classes A, B, C, S and Z). The Automated Dollar Cost Averaging program allows you to exchange $100 or more on a monthly basis from any mutual fund advised by Colonial, Newport Fund Management, Inc., Crabbe Huson Group, Inc. and Stein Roe in which you have a current balance of at least $5,000 into the same class of shares of up to four other funds. Complete the Automated Dollar Cost Averaging section of the Application. The designated amount will be exchanged on the third Tuesday of each month. There is no charge for exchanges made pursuant to the Automated Dollar Cost Averaging program. Exchanges will continue so long as your fund balance is sufficient to complete the transfers. Your normal rights and privileges as a shareholder remain in full force and effect. Thus you can buy any fund, exchange between the same Class of shares of funds by written instruction or by telephone exchange if you have so elected and withdraw amounts from any fund, subject to the imposition of any applicable CDSC.

Any additional payments or exchanges into your fund will extend the time of the Automated Dollar Cost Averaging program.

An exchange is generally a capital sale transaction for federal income tax purposes.

You may terminate your program, change the amount of the exchange (subject to the $100 minimum), or change your selection of funds, by telephone or in writing; if in writing by mailing your instructions to Liberty Funds Services, Inc. P.O. Box 8081, Boston, MA 02266-8081.

You should consult your FSF or investment advisor to determine whether or not the Automated Dollar Cost Averaging program is appropriate for you.

LFD offers several plans by which an investor may obtain reduced initial or contingent deferred sales charges. These plans may be altered or discontinued at any time. See "Programs For Reducing or Eliminating Sales Charges" for more information.

CLASS T SHAREHOLDER SERVICES PLAN. The Trustees have approved a Shareholder Services Plan (the "Services Plan") pursuant to which the trusts plan to enter into servicing agreements with institutions (including Fleet Bank and its affiliates). Pursuant to these servicing agreements, institutions render certain administrative and support services to customers who are the beneficial owners of Class T shares of each fund other than the Liberty Newport Tiger Fund. Such services are provided to the institution's customers who are the beneficial owners of Class T shares and are intended to supplement the services provided by the fund's administrator and transfer agent to the shareholders of record of the Class T shares. The Services Plan provides that each fund will pay fees for such services at an annual rate of up to 0.50% of the average daily net asset value of Class T shares owned beneficially by the institution's customers. Institutions may receive up to one-half of this fee for providing one or more of the following services to such customers: (i) aggregating and processing purchase and redemption requests and placing net purchase and redemption orders with LFD; (ii) processing dividend payments from a fund; (iii) providing sub-accounting with respect to Class T shares or the information necessary for sub-accounting; and (iv) providing periodic mailings to customers. Institutions may also receive up to one-half of this fee for providing one or more of these additional services to such customers: (i) providing customers with information as to their positions in Class T shares; (ii) responding to customer inquiries; and (iii) providing a service to invest the assets of customers in Class T shares.

The payments under the servicing agreements entered into as of the date of this Statement of Additional Information are limited to an aggregate fee of not more than 0.50% (on an annualized basis) of the average daily net asset value of the Class T shares of equity funds beneficially owned by customers of institutions and 0.30% (on an annualized basis) of the average daily net asset value of the Class T shares of bond funds beneficially owned by customers of institutions. The funds understand that institutions may charge fees to their customers who are the beneficial owners of Class T shares in connection with their accounts with such institutions. Any such fees would be in addition to any amounts which may be received by an institution under the Services Plan. Under the terms of each servicing agreement, institutions are required to provide to their customers a schedule of any fees that they may charge in connection with customer investments in Class T shares.

Each servicing agreement with an institution ("Service Organization") relating to the Services Plan requires that, with respect to those funds which declare dividends on a daily basis, the Service Organization agrees to waive a portion of the servicing fee payable to it under the Services Plan to the extent necessary to ensure that the fees required to be accrued with respect to the Class T shares of such funds on any day do not exceed the income to be accrued to such Class T shares on that day.

During the last three fiscal years, the following payments were made to Service Organizations (net of expense reimbursements) with respect to Class T shares as shown in the table below:

                                                                  FOR THE FISCAL YEARS ENDED OCTOBER 31:
FUND(1)                                                       2001(2)             2000               1999
------------------------------------------------------      ----------         ----------         ----------
Liberty Asset Allocation Fund                               $  914,162         $1,065,746         $1,052,992
Liberty Connecticut Intermediate Municipal Bond Fund        $   12,324         $       16                N/A
Liberty Corporate Bond Fund                                        N/A                N/A                N/A
Liberty Equity Growth Fund                                  $1,213,883         $1,446,176         $1,093,512
Liberty Equity Value Fund                                   $  585,821         $  688,464         $  759,127
Liberty Florida Municipal Bond Fund                                N/A                N/A                N/A
Liberty Growth & Income Fund II                             $  634,076         $  433,882         $  426,269
Liberty High Quality Bond Fund                              $   52,592         $   50,775         $   59,319
Liberty Intermediate Government Income Fund                 $   72,351         $   66,775         $   87,475
Liberty Intermediate Tax-Exempt Bond Fund                   $    5,968         $        1(3)             N/A
Liberty Massachusetts Intermediate Municipal Bond Fund      $   30,707         $      362(3)             N/A
Liberty International Equity Fund                                  N/A                N/A                N/A
Liberty New Jersey Municipal Bond Fund                      $    4,963         $    1,054         $      960
Liberty New York Municipal Bond Fund                        $   57,332(2)      $   58,189         $   66,562
Liberty Pennsylvania Municipal Bond Fund                           N/A                N/A                N/A
Liberty Rhode Island Municipal Bond Fund                    $        0         $        0(3)      $        0
Liberty Small Cap Value Fund II                             $  258,937         $  316,162         $  214,192
Liberty Small Company Equity Fund                           $  258,937         $  316,162         $  214,192
Liberty Strategic Equity Fund                               $   20,192         $    7,319         $    3,344
Liberty II Large Company Index Fund                                N/A                N/A                N/A
Liberty II U.S. Treasury Index Fund                                N/A                N/A                N/A
Liberty II Small Company Index Fund                                N/A                N/A                N/A

----------------------
(1) Information shown for each fund for periods prior to [DATE OF REORGANIZATION] is that of Retail A shares of its predecessor fund. Class T shares are a newer class of shares created as part of the reorganization on [DATE OF REORGANIZATION]. (2) Expense reimbursements for the fiscal year ended October 31, 2001 were $26,074, $29,123, $5,541, $8,298, $47,211, $0, $904,
$3,025 and $14, respectively, for the Liberty Asset Allocation Fund, Liberty Growth & Income Fund II, Liberty Strategic Equity Fund, Liberty Equity Value Fund, Liberty Equity Growth Fund, Liberty Intermediate Government Income Fund, Liberty New York Municipal Bond Fund, Liberty Massachusetts Intermediate Municipal Bond Fund and Liberty Connecticut Intermediate Municipal Bond Fund.
(3) For the period from June 26, 2000 through October 31, 2000.

The Class T servicing agreements are governed by the Services Plan approved by the Board of Trustees in connection with the offering of Class T shares of each fund. Pursuant to the Services Plan, the Board of Trustees reviews, at least quarterly, a written report of the amounts paid under the servicing agreements and the purposes for which the expenditures were made. In addition, the arrangements with Service Organizations must be approved annually by a majority of the Trustees, including a majority of the trustees who are not "interested persons" of the funds as defined in the 1940 Act and who have no direct or indirect financial interest in such arrangements (the "Disinterested Trustees").

The Board of Trustees has approved the service agreements with Service Organizations based on information provided by the funds' service contractors that there is a reasonable likelihood that the arrangements will benefit the funds and their shareholders by affording the funds greater flexibility in connection with the efficient servicing of the accounts of the beneficial owners of Class T shares of the funds. Any material amendment to the funds' arrangements with Service Organizations must be approved by a majority of the Board of Trustees (including a majority of the Disinterested Trustees). So long as the service agreements with Service Organizations are in effect, the selection and nomination of the members of Liberty's Board of Trustees who are not "interested persons" (as defined in the 1940 Act) of the funds will be committed to the discretion of such Disinterested Trustees.

TAX-SHELTERED RETIREMENT PLANS. LFD offers prototype tax-qualified plans, including Individual Retirement Accounts (IRAs), and Pension and Profit-Sharing Plans for individuals, corporations, employees and the self-employed. The minimum initial Retirement Plan investment is $25. Investors Bank & Trust Company is the Trustee of LFD prototype plans and charges a $18 annual fee. Detailed information concerning these Retirement Plans and copies of the Retirement Plans are available from LFD.

Participants in non-LFD prototype Retirement Plans (other than IRAs) also are charged a $10 annual fee unless the plan maintains an omnibus account with LFS. Participants in LFD prototype Plans (other than IRAs) who liquidate the total value of their account will also be charged a $15 close-out processing fee payable to LFS. The fee is in addition to any applicable CDSC. The fee will not apply if the participant uses the proceeds to open a LFD IRA Rollover account in any fund, or if the Plan maintains an omnibus account.

Consultation with a competent financial and tax advisor regarding these Plans and consideration of the suitability of fund shares as an investment under the Employee Retirement Income Security Act of 1974 or otherwise is recommended.

TELEPHONE ADDRESS CHANGE SERVICES. By calling LFS, shareholders or their FSF of record may change an address on a recorded telephone line. Confirmations of address change will be sent to both the old and the new addresses. Telephone redemption privileges are suspended for 30 days after an address change is effected.

CASH CONNECTION. Dividends and any other distributions, including Systematic Withdrawal Plan (SWP) payments, may be automatically deposited to a shareholder's bank account via electronic funds transfer. Shareholders wishing to avail themselves of this electronic transfer procedure should complete the appropriate sections of the Application.

AUTOMATIC DIVIDEND DIVERSIFICATION. The automatic dividend diversification reinvestment program (ADD) generally allows shareholders to have all distributions from a fund automatically invested in the same class of shares of another fund. An ADD account must be in the same name as the shareholder's existing open account with the particular fund. Call LFS for more information at 1-800-422-3737.

PROGRAMS FOR REDUCING OR ELIMINATING SALES CHARGES
RIGHT OF ACCUMULATION (Class A and Class B shares) Reduced sales charges on Class A and B shares can be effected by combining a current purchase with prior purchases of Class A, B, C, and Z shares of the funds distributed by LFD. The applicable sales charge is based on the combined total of:

1.       the current purchase; and

2. the value at the public offering price at the close of business on the previous day of all funds' Class A shares held by the shareholder (except shares of any money market fund, unless such shares were acquired by exchange from Class A shares of another fund other than a money market fund).

LFD must be promptly notified of each purchase which entitles a shareholder to a reduced sales charge. Such reduced sales charge will be applied upon confirmation of the shareholder's holdings by LFS. A fund may terminate or amend this Right of Accumulation.

RIGHTS OF ACCUMULATION (Class T shares). A reduced sales charge applies to any purchase of Class T shares of any portfolio of Liberty that is sold with a sales charge ("Eligible Fund") where an investor's then current aggregate investment in Class T shares is $50,000 or more. "Aggregate investment" means the total of:
(a) the dollar amount of the then current purchase of shares of an Eligible Fund; and (b) the value (based on current net asset value) of previously purchased and beneficially owned shares of any Eligible Fund on which a sales charge has been paid. If, for example, an investor beneficially owns shares of one or more Eligible Funds with an aggregate current value of $49,000 on which a sales charge has been paid and subsequently purchases shares of an Eligible Fund having a current value of $1,000, the sales charge applicable to the subsequent purchase would be reduced to 4.50% of the offering price. Similarly, with respect to each subsequent investment, all shares of Eligible Funds that are beneficially owned by the investor at the time of investment may be combined to determine the applicable sales charge.

STATEMENT OF INTENT (Class A and Class T shares only). Any person may qualify for reduced sales charges on purchases of Class A and T shares made within a thirteen-month period pursuant to a Statement of Intent ("Statement"). A shareholder may include, as an accumulation credit toward the completion of such Statement, the value of all Class A, B, C, T and Z shares held by the shareholder on the date of the Statement in funds (except shares of any money market fund, unless such shares were acquired by exchange from Class A shares of another non-money market fund). The value is determined at the public offering price on the date of the Statement. Purchases made through reinvestment of distributions do not count toward satisfaction of the Statement.

During the term of a Statement, LFS will hold shares in escrow to secure payment of the higher sales charge applicable to Class A or T shares actually purchased. Dividends and capital gains will be paid on all escrowed shares and these shares will be released when the amount indicated has been purchased. A Statement does not obligate the investor to buy or a fund to sell the amount of the Statement.

If a shareholder exceeds the amount of the Statement and reaches an amount which would qualify for a further quantity discount, a retroactive price adjustment will be made at the time of expiration of the Statement. The resulting difference in offering price will purchase additional shares for the shareholder's account at the applicable offering price. As a part of this adjustment, the FSF shall return to LFD the excess commission previously paid during the thirteen-month period.

If the amount of the Statement is not purchased, the shareholder shall remit to LFD an amount equal to the difference between the sales charge paid and the sales charge that should have been paid. If the shareholder fails within twenty days after a written request to pay such difference in sales charge, LFS will redeem that number of escrowed Class A shares to equal such difference. The additional amount of FSF discount from the applicable offering price shall be remitted to the shareholder's FSF of record.

Additional information about and the terms of Statements of Intent are available from your FSF, or from LFS at 1-800-345-6611.

REINSTATEMENT PRIVILEGE. An investor who has redeemed Class A, B, or C shares may, upon request, reinstate within one year a portion or all of the proceeds of such sale in shares of Class A of any fund at the NAV next determined after LFS receives a written reinstatement request and payment. An investor who has redeemed Class T shares may, upon request, reinstate within 90 days a portion or all of the proceeds of such sale in shares Class A or Class T shares of any fund at the NAV next determined after LFS receives a written reinstatement request and payment. Investors who desire to exercise this privilege should contact their FSF or LFS. Shareholders may exercise this Privilege an unlimited number of times. Exercise of this privilege does not alter the Federal income tax treatment of any capital gains realized on the prior sale of fund shares, but to the extent any such shares were sold at a loss, some or all of the loss may be disallowed for tax purposes. Consult your tax advisor.

PRIVILEGES OF LIBERTY EMPLOYEES OR FINANCIAL SERVICE FIRMS (IN THIS SECTION, THE "ADVISOR" REFERS TO COLONIAL MANAGEMENT ASSOCIATES, INC. IN ITS CAPACITY AS THE ADVISOR OR ADMINISTRATOR TO CERTAIN FUNDS). Class A shares of certain funds may be sold at NAV to the following individuals whether currently employed or retired: Trustees of funds advised or administered by the Advisor; directors, officers and employees of the Advisor, LFD and certain other companies affiliated with the Advisor; registered representatives and employees of FSFs (including their affiliates) that are parties to dealer agreements or other sales arrangements with LFD; and such persons' families and their beneficial accounts.

PRIVILEGES OF LIBERTY ACORN FUNDS SHAREHOLDERS. Any shareholder who owned shares of any fund of Liberty Acorn Trust on September 29, 2000 (when all of the then outstanding shares of Liberty Acorn Trust were re-designated Class Z shares) and who since that time has remained a shareholder of any fund distributed by LFD, may purchase Class A shares of any fund distributed by LFD at NAV in those cases where a Liberty Fund Class Z share is not available. Qualifying shareholders will not be subject to any Class A initial sales charge or CDSC; however, they will be subject to the annual Rule 12b-1 service fee.

EXCHANGES FOR AFFILIATES OF LFD. Clients of affiliates of LFD who have previously purchased shares of other investment companies and have been charged a front-end load or other sales charge on such purchases may exchange those shares for Class A shares of any funds distributed by LFD, without incurring an additional front-end load or sales charge for those exchanged shares. Certain funds may charge an annual 12b-1 distribution and service fee.

SPONSORED ARRANGEMENTS. Class A and Class T shares of certain funds may be purchased at a reduced or no sales charge pursuant to sponsored arrangements, which include programs under which an organization makes recommendations to, or permits group solicitation of, its employees, members or participants in connection with the purchase of shares of the fund on an individual basis. The amount of the sales charge reduction will reflect the anticipated reduction in sales expense associated with sponsored arrangements. The reduction in sales expense, and therefore the reduction in sales charge, will vary depending on factors such as the size and stability of the organization's group, the term of the organization's existence and certain characteristics of the members of its group. The funds reserve the right to revise the terms of or to suspend or discontinue sales pursuant to sponsored plans at any time.

Class A and Class T shares of certain funds may also be purchased at reduced or no sales charge by clients of dealers, brokers or registered investment advisors that have entered into agreements with LFD pursuant to which the funds are included as investment options in programs involving fee-based compensation arrangements, and by participants in certain retirement plans.

WAIVER OF CONTINGENT DEFERRED SALES CHARGES (CDSCS) (IN THIS SECTION, THE "ADVISOR" REFERS TO COLONIAL MANAGEMENT ASSOCIATES, INC. IN ITS CAPACITY AS THE ADVISOR OR ADMINISTRATOR TO CERTAIN FUNDS)

CLASS A, B AND C SHARES. CDSCs may be waived on redemptions in the following situations with the proper documentation:

1. Death. CDSCs may be waived on redemptions within one year following the death of (i) the sole shareholder on an individual account, (ii) a joint tenant where the surviving joint tenant is the deceased's spouse, or (iii) the beneficiary of a

         Uniform Gifts to Minors Act (UGMA), Uniform Transfers to Minors Act
         (UTMA) or other custodial account. If, upon the occurrence of one of the foregoing, the account is transferred to an account registered in the name of the deceased's estate, the CDSC will be waived on any redemption from the estate account occurring within one year after the death. If the Class B shares are not redeemed within one year of the death, they will remain subject to the applicable CDSC, when redeemed from the transferee's account. If the account is transferred to a new registration and then a redemption is requested, the applicable CDSC will be charged.

2. Systematic Withdrawal Plan (SWP). CDSCs may be waived on redemptions occurring pursuant to a monthly, quarterly or semi-annual SWP established with LFS, to the extent the redemptions do not exceed, on an annual basis, 12% of the account's value, so long as at the time of the first SWP redemption the account had had distributions reinvested for a period at least equal to the period of the SWP (e.g., if it is a quarterly SWP, distributions must have been reinvested at least for the three-month period prior to the first SWP redemption). Otherwise, CDSCs will be charged on SWP redemptions until this requirement is met; this requirement does not apply if the SWP is set up at the time the account is established, and distributions are being reinvested. See below under "How to Sell Shares - Systematic Withdrawal Plan."

3. Disability. CDSCs may be waived on redemptions occurring within one year after the sole shareholder on an individual account or a joint tenant on a spousal joint tenant account becomes disabled (as defined in Section 72(m)(7) of the Internal Revenue Code). To be eligible for such waiver, (i) the disability must arise AFTER the purchase of shares AND (ii) the disabled shareholder must have been under age 65 at the time of the initial determination of disability. If the account is transferred to a new registration and then a redemption is requested, the applicable CDSC will be charged.

4. Death of a trustee. CDSCs may be waived on redemptions occurring upon dissolution of a revocable living or grantor trust following the death of the sole trustee where (i) the grantor of the trust is the sole trustee and the sole life beneficiary, (ii) death occurs following the purchase AND (iii) the trust document provides for dissolution of the trust upon the trustee's death. If the account is transferred to a new registration (including that of a successor trustee), the applicable CDSC will be charged upon any subsequent redemption.

5. Returns of excess contributions. CDSCs may be waived on redemptions required to return excess contributions made to retirement plans or individual retirement accounts, so long as the FSF agrees to return the applicable portion of any commission paid by Colonial.

6. Qualified Retirement Plans. CDSCs may be waived on redemptions required to make distributions from qualified retirement plans following normal retirement (as stated in the Plan document). CDSCs also will be waived on SWP redemptions made to make required minimum distributions from qualified retirement plans that have invested in funds distributed by LFD for at least two years.

The CDSC also may be waived where the FSF agrees to return all or an agreed upon portion of the commission earned on the sale of the shares being redeemed.

CLASS G SHARES. CDSCs are not assessed on Class G shares in the following circumstances: (a) redemptions in connection with required (or, in some cases, discretionary) distributions to participants or beneficiaries of an employee pension, profit sharing or other trust or qualified retirement or Keogh plan, individual retirement account or custodial account maintained pursuant to
Section 403(b)(7) of the Internal Revenue Code; (b) redemptions in connection with required (or, in some cases, discretionary) distributions to participants in qualified retirement or Keogh plans, individual retirement accounts or custodial accounts maintained pursuant to Section 403(b)(7) of the Internal Revenue Code due to death, disability or the attainment of a specified age, (c) redemptions effected pursuant to a fund's right to liquidate a shareholder's account if the aggregate net asset value of Class G shares held in the account is less than the minimum account size; (b) redemptions in connection with the combination of a fund with any other investment company registered under the 1940 Act by merger, acquisition of assets, or by any other transaction; (c) redemptions resulting from a tax-free return of an excess contribution pursuant to Section 408(d)(4) or (5) of the Code; or (d) any redemption of Class G shares held by investors, provided the investor was the beneficial owner of shares of a fund (or any of the other portfolios offered by Liberty or otherwise advised by Fleet or its affiliates) before December 1, 1995.

HOW TO SELL SHARES
Shares may also be sold on any day the Exchange is open, either directly to the fund or through the shareholder's FSF. Sale proceeds generally are sent within seven days (usually on the next business day after your request is received in good form). However, for shares recently purchased by check, the fund may delay selling your shares for up to 15 days in order to protect the fund against financial losses and dilution in net asset value caused by dishonored purchase payment checks.

To sell shares directly to the fund, send a signed letter of instruction or stock power form to LFS, along with any certificates for shares to be sold. The sale price is the net asset value (less any applicable contingent deferred sales charge) next calculated after the fund receives the request in proper form. Signatures must be guaranteed by a bank, a member firm of a national stock exchange or another eligible guarantor institution. Stock power forms are available from FSFs, LFS and many banks. Additional documentation is required for sales by corporations, agents, fiduciaries, surviving joint owners and individual retirement account holders. Call LFS for more information 1-800-345-6611.

FSFs must receive requests before the time at which the fund's shares are valued to receive that day's price, are responsible for furnishing all necessary documentation to LFS and may charge for this service.

SYSTEMATIC WITHDRAWAL PLAN If a shareholder's account balance is at least $5,000, the shareholder may establish a SWP. A specified dollar amount or percentage of the then current net asset value of the shareholder's investment in any fund designated by the shareholder will be paid monthly, quarterly or semi-annually to a designated payee. The amount or percentage the shareholder specifies generally may not, on an annualized basis, exceed 12% of the value, as of the time the shareholder makes the election, of the shareholder's investment. Withdrawals from Class B and Class C shares of the fund under a SWP will be treated as redemptions of shares purchased through the reinvestment of fund distributions, or, to the extent such shares in the shareholder's account are insufficient to cover Plan payments, as redemptions from the earliest purchased shares of such fund in the shareholder's account. No CDSCs apply to a redemption pursuant to a SWP of 12% or less, even if, after giving effect to the redemption, the shareholder's account balance is less than the shareholder's base amount. Qualified plan participants who are required by Internal Revenue Service regulation to withdraw more than 12%, on an annual basis, of the value of their Class B and Class C share account may do so but will be subject to a CDSC ranging from 1% to 5% of the amount withdrawn in excess of 12% annually. If a shareholder wishes to participate in a SWP, the shareholder must elect to have all of the shareholder's income dividends and other fund distributions payable in shares of the fund rather than in cash.

A shareholder or a shareholder's FSF of record may establish a SWP account by telephone on a recorded line. However, SWP checks will be payable only to the shareholder and sent to the address of record. SWPs from retirement accounts cannot be established by telephone.

A shareholder may not establish a SWP if the shareholder holds shares in certificate form. Purchasing additional shares (other than through dividend and distribution reinvestment) while receiving SWP payments is ordinarily disadvantageous because of duplicative sales charges. For this reason, a shareholder may not maintain a plan for the accumulation of shares of the fund (other than through the reinvestment of dividends) and a SWP at the same time.

SWP payments are made through share redemptions, which may result in a gain or loss for tax purposes, may involve the use of principal and may eventually use up all of the shares in a shareholder's account.

A fund may terminate a shareholder's SWP if the shareholder's account balance falls below $5,000 due to any transfer or liquidation of shares other than pursuant to the SWP. SWP payments will be terminated on receiving satisfactory evidence of the death or incapacity of a shareholder. Until this evidence is received, LFS will not be liable for any payment made in accordance with the provisions of a SWP.

The cost of administering SWPs for the benefit of shareholders who participate in them is borne by the fund as an expense of all shareholders.

Shareholders whose positions are held in "street name" by certain FSFs may not be able to participate in a SWP. If a shareholder's fund shares are held in "street name," the shareholder should consult his or her FSF to determine whether he or she may participate in a SWP.

TELEPHONE REDEMPTIONS. All fund shareholders and/or their FSFs are automatically eligible to redeem up to $100,000 of the fund's shares by calling 1-800-422-3737 toll-free any business day between 9:00 a.m. and the close of trading of the Exchange (normally 4:00 p.m. Eastern time). Transactions received after 4:00 p.m. Eastern time will receive the next business day's closing price. Telephone redemptions are limited to a total of $100,000 in a 30-day period. Redemptions that exceed $100,000 may be accomplished by placing a wire order trade through a broker or furnishing a signature guarantee request. Telephone redemption privileges for larger amounts may be elected on the Application. LFS will employ reasonable procedures to confirm that instructions communicated by telephone are genuine. Telephone redemptions are not available on accounts with an address change in the preceding 30 days and proceeds and confirmations will only be mailed or sent to the address of record unless the redemption proceeds are being sent to a pre-designated bank account. Shareholders and/or their FSFs will be required to provide their name, address and account number. FSFs will also be required to provide their broker number. All telephone transactions are recorded. A loss to a shareholder may result from an unauthorized transaction reasonably believed to have been authorized. No shareholder is obligated to execute the telephone authorization form or to use the telephone to execute transactions.

CHECKWRITING (IN THIS SECTION, THE "ADVISOR" REFERS TO COLONIAL MANAGEMENT ASSOCIATES, INC. IN ITS CAPACITY AS THE ADVISOR OR ADMINISTRATOR OF CERTAIN FUNDS) (Available only on the Class A shares of certain funds)
Shares may be redeemed by check if a shareholder has previously completed an Application and Signature Card. LFS will provide checks to be drawn on Boston Safe Deposit and Trust Company (the "Bank"). These checks may be made payable to the order of any person in the amount of not less than $500 nor more than $100,000. The shareholder will continue to earn dividends on shares until a check is presented to the Bank for payment. At such time a sufficient number of full and fractional shares will be redeemed at the next determined net asset value to cover the amount of the check. Certificate shares may not be redeemed in this manner.

Shareholders utilizing checkwriting drafts will be subject to the Bank's rules governing checking accounts. There is currently no charge to the shareholder for the use of checks, however, you may incur customary fees for services such as a stop payment request or a request for copies of a check. The shareholder should make sure that there are sufficient shares in his or her open account to cover the amount of any check drawn since the net asset value of shares will fluctuate. If insufficient shares are in the shareholder's open account, the check will be returned marked "insufficient funds" and no shares will be redeemed; the shareholder will be charged a $15 service fee for each check returned. It is not possible to determine in advance the total value of an open account because prior redemptions and possible changes in net asset value may cause the value of an open account to change. Accordingly, a check redemption should not be used to close an open account. In addition, a check redemption, like any other redemption, may give rise to taxable capital gains.

NON CASH REDEMPTIONS. For redemptions of any single shareholder within any 90-day period exceeding the lesser of $250,000 or 1% of a fund's net asset value, a fund may make the payment or a portion of the payment with portfolio securities held by that fund instead of cash, in which case the redeeming shareholder may incur brokerage and other costs in selling the securities received.

INFORMATION APPLICABLE TO CLASS G AND CLASS T SHARES
The primary difference between Class G and Class T shares lies in their sales charge structures and shareholder servicing/distribution expenses. Investments in Class T shares of the funds are subject to a front-end sales charge. Investments in Class G shares of the funds are subject to a back-end sales charge. This back-end sales charge declines over time and is known as a "contingent deferred sales charge." An investor should understand that the purpose and function of the sales charge structures and shareholder servicing/distribution arrangements for both Class G and Class T shares are the same. Class T shares of a fund are currently subject to ongoing shareholder servicing fees at an annual rate of up to [0.15%] of the fund's average daily net assets attributable to its Class T shares. Class G shares of a fund are currently subject to ongoing shareholder servicing and distribution fees at an annual rate of up to [0.80%] of the fund's average daily net assets attributable to its Class G shares. These ongoing fees, which are higher than those charged on Class T shares, will cause Class G shares to have a higher expense ratio and pay lower dividends than Class T shares.

Class G and Class T shares may only be purchased by current shareholders of Class G and Class T, respectively.

CLASS T SHARES. The public offering price for Class T shares of the funds is the sum of the net asset value of the Class T shares purchased plus any applicable front-end sales charge as described in the applicable Prospectus. A deferred sales charge of up to 1.00% is assessed on certain redemptions of Class T shares that are purchased with no initial sales charge as part of an investment of $1,000,000 or more. A portion of the front-end sales charge may be reallowed to broker-dealers as follows:

                                       REALLOWANCE TO DEALERS       REALLOWANCE TO DEALERS
                                              AS A % OF                    AS A % OF
                                           OFFERING PRICE               OFFERING PRICE
AMOUNT OF TRANSACTION                  PER SHARE - BOND FUNDS      PER SHARE - EQUITY FUNDS
---------------------                  ----------------------      ------------------------
Less than $50,000                               4.25                         5.00
$50,000 but less than $100,000                  3.75                         3.75
$100,000 but less than $250,000                 2.75                         2.75
$250,000 but less than $500,000                 2.00                         2.00
$500,000 but less than $1,000,000               1.75                         1.75
$1,000,000 and over                             0.00                         0.00

The appropriate reallowance to dealers will be paid by LFD to broker-dealer organizations which have entered into agreements with LFD. The reallowance to dealers may be changed from time to time.

Certain affiliates of Liberty may, at their own expense, provide additional compensation to broker-dealer affiliates of Liberty and to unaffiliated broker-dealers whose customers purchase significant amounts of Class T shares of the funds. Such compensation will not represent an additional expense to the funds or their shareholders, since it will be paid from the assets of Fleet's affiliates.

In certain situations or for certain individuals, the front-end sales charge for Class T shares of the funds may be waived either because of the nature of the investor or the reduced sales effort required to attract such investments. In order to receive the sales charge waiver, an investor must explain the status of his or her investment at the time of purchase. In addition to the sales charge waivers described in the applicable Prospectus, no sales charge is assessed on purchases of Class T shares of the funds by the following categories of investors or in the following types of transactions:

    - Purchases by directors, officers and employees of broker-dealers having agreements with LFD pertaining to the sale of Class T shares to the extent permitted by such organizations;

    - Purchases by current and retired members of Liberty's Board of Trustees (or the directors of the Fund's predecessors) and members of their immediate families;

    - Purchases by officers, directors, employees and retirees of FleetBoston Financial Corporation and any of its affiliates and members of their immediate families;

    - Purchases by officers, directors, employees and retirees of LFD and members of their immediate families;

    - Purchases by persons who are also plan participants in any employee benefit plan which was the record or beneficial holder of Trust Shares of the fund's predecessors;

    - Purchases by institutional investors, including but not limited to bank trust departments and registered investment advisers;

    - Purchases by clients of investment advisers or financial planners who place trades for their own accounts if such accounts are linked to the master accounts of such investment advisers or financial planners on the books of the broker-dealer through whom Class T shares are purchased; and

    - Purchases by institutional clients of broker-dealers, including retirement and deferred compensation plans and the trusts used to fund these plans, which place trades through an omnibus account maintained with Liberty by the broker-dealer.

Members of qualified groups may purchase Class T shares of the funds at the following group sales rates:

                                                                                     REALLOWANCE
                                               TOTAL SALES CHARGE                    TO DEALERS
                                               ------------------
                                       AS A % OF              AS A % OF               AS A % OF
NUMBER OF QUALIFIED                  OFFERING PRICE        NET ASSET VALUE         OFFERING PRICE
GROUP MEMBERS                          PER SHARE              PER SHARE               PER SHARE
-------------                          ---------              ---------               ---------
50,000 but less than 250,000              3.00                   3.09                   3.00
250,000 but less than 500,000             2.75                   2.83                   2.75
500,000 but less than 750,000             2.50                   2.56                   2.50
750,000 and over                          2.00                   2.04                   2.00

To be eligible for the discount, a group must meet the requirements set forth below and be approved in advance as a qualified group by LFD. To receive the group sales charge rate, group members must purchase Class T shares directly from LFD in accordance with any of the procedures described in the applicable Prospectus. Group members must also ensure that their qualified group affiliation is identified on the purchase application.

A qualified group is a group that (i) has at least 50,000 members, (ii) was not formed for the purpose of buying fund shares at a reduced sales charge, (iii) within one year of the initial member purchase, has at least 1% of its members invested in the funds or any of the other investment portfolios offered by Galaxy, (iv) agrees to include Liberty sales material in publications and mailings to members at a reduced cost or no cost, and (v) meets certain other uniform criteria. LFD may request periodic certification of group and member eligibility. LFD reserves the right to determine whether a group qualifies for a quantity discount and to suspend this offer at any time.

CLASS G SHARES. The public offering price for Class G shares of the funds is the net asset value of the Class G shares purchased. Although investors pay no front-end sales charge on purchases of Class G shares, such shares are subject to a contingent deferred sales charge at the rates set forth in the applicable Prospectus if they are redeemed within six years of purchase with respect to Class G shares purchased prior to January 1, 2001 or within seven years of purchase with respect to Class G shares purchased on or after January 1, 2001. Securities dealers, brokers, financial institutions and other industry professionals will receive commissions from LFD in connection with sales of Class G shares. These commissions may be different than the reallowances or placement fees paid to dealers in connection with sales of Class T shares. Certain affiliates of Liberty may, at their own expense, provide additional compensation to broker-dealer affiliates of Liberty and to unaffiliated broker-dealers, whose customers purchase significant amounts of

Class G shares of a fund. See "Class T shares." The contingent deferred sales charge on Class G shares is based on the lesser of the net asset value of the shares on the redemption date or the original cost of the shares being redeemed. As a result, no sales charge is imposed on any increase in the principal value of an investor's Class G shares. In addition, a contingent deferred sales charge will not be assessed on Class G shares purchased through reinvestment of dividends or capital gains distributions.

The proceeds from the contingent deferred sales charge that an investor may pay upon redemption go to LFD, which may use such amounts to defray the expenses associated with the distribution-related services involved in selling Class G shares.

Class G shares of a fund purchased prior to January 1, 2001 will convert automatically to Class T shares of the fund six years after purchase. Class G shares of a fund purchased on or after January 1, 2001 will convert automatically to Class T shares eight years after purchase. The purpose of the conversion is to relieve a holder of Class G shares of the higher ongoing expenses charged to those shares, after enough time has passed to allow LFD to recover approximately the amount it would have received if the applicable front-end sales charge had been charged. The conversion from Class G shares to Class T shares takes place at net asset value, as a result of which an investor receives dollar-for-dollar the same value of Class T shares as he or she had of Class G shares. The conversion occurs six years or eight years, as the case may be after the beginning of the calendar month in which the shares are purchased. Upon conversion, the converted shares will be relieved of the distribution and shareholder servicing fees borne by Class G shares, although they will be subject to the shareholder servicing fees borne by Class T shares.

Class G shares acquired through a reinvestment of dividends or distributions are also converted at the earlier of two dates - (i) six years after the beginning of the calendar month in which the reinvestment occurred if the reinvestment is attributable to dividends or distributions on Class G shares purchased prior to January 1, 2001 or eight years after the beginning of the calendar month in which the reinvestment occurred if the reinvestment is attributable to Class G shares purchased on or after January 1, 2001 or (ii) the date of conversion of the most recently purchased Class G shares that were not acquired through reinvestment of dividends or distributions. For example, if an investor makes a one-time purchase of Class G shares of a fund, and subsequently acquires additional Class G shares of the fund only through reinvestment of dividends and/or distributions, all of such investor's Class G shares in the fund, including those acquired through reinvestment, will convert to Class T shares of the fund on the same date.

DISTRIBUTIONS
Distributions are invested in additional shares of the same Class of the fund at net asset value unless the shareholder elects to receive cash. Regardless of the shareholder's election, distributions of $10 or less will not be paid in cash, but will be invested in additional shares of the same class of the fund at net asset value. Undelivered distribution checks returned by the post office will be reinvested in your account. If a shareholder has elected to receive dividends and/or capital gain distributions in cash and the postal or other delivery service selected by the Transfer Agent is unable to deliver checks to the shareholder's address of record, such shareholder's distribution option will automatically be converted to having all dividend and other distributions reinvested in additional shares. No interest will accrue on amounts represented by uncashed distribution or redemption checks. Shareholders may reinvest all or a portion of a recent cash distribution without a sales charge. A shareholder request must be received within 30 calendar days of the distribution. A shareholder may exercise this privilege only once. No charge is currently made for reinvestment.

Shares of most funds that pay daily dividends will normally earn dividends starting with the date the fund receives payment for the shares and will continue through the day before the shares are redeemed, transferred or exchanged. The daily dividends for Liberty Municipal Money Market Fund will be earned starting with the day after that fund receives payments for the shares.

HOW TO EXCHANGE SHARES
Shares of the fund may be exchanged for the same class of shares of the other continuously offered funds (with certain exceptions) on the basis of the NAVs per share at the time of exchange. Class T and Z shares may be exchanged for Class A shares of the other funds. Class G shares may be exchanged for Class B shares of the other funds. Class T and Class G shares, once exchanged for Class A or Class B shares, respectively, cannot be re-exchanged for Class T or Class G shares. The prospectus of each fund describes its investment goals and policies, and shareholders should obtain a prospectus and consider these objectives and policies carefully before requesting an exchange. Shares of certain funds are not available to residents of all states. Consult LFS before requesting an exchange.

By calling LFS, shareholders or their FSF of record may exchange among accounts with identical registrations, provided that the shares are held on deposit. During periods of unusual market changes or shareholder activity, shareholders may experience delays in contacting LFS by telephone to exercise the telephone exchange privilege. Because an exchange involves a redemption and reinvestment in another fund, completion of an exchange may be delayed under unusual circumstances, such as if the fund suspends repurchases or postpones payment for the fund shares being exchanged in accordance with federal securities law. LFS will also make exchanges upon receipt of a written exchange request and share certificates, if any. If the shareholder is a corporation, partnership, agent, or surviving joint owner, LFS will require customary additional documentation. Prospectuses of the other funds are available from the LFD Literature Department by calling 1-800-426-3750.

A loss to a shareholder may result from an unauthorized transaction reasonably believed to have been authorized. No shareholder is obligated to use the telephone to execute transactions.

You need to hold your Class A and Class T shares for five months before exchanging to certain funds having a higher maximum sales charge. Consult your FSF or LFS. In all cases, the shares to be exchanged must be registered on the records of the fund in the name of the shareholder desiring to exchange.

Shareholders of the other open-end funds generally may exchange their shares at NAV for the same class of shares of the fund.

An exchange is generally a capital sale transaction for federal income tax purposes. The exchange privilege may be revised, suspended or terminated at any time.

SUSPENSION OF REDEMPTIONS
A fund may not suspend shareholders' right of redemption or postpone payment for more than seven days unless the Exchange is closed for other than customary weekends or holidays, or if permitted by the rules of the SEC during periods when trading on the Exchange is restricted or during any emergency which makes it impracticable for the fund to dispose of its securities or to determine fairly the value of its net assets, or during any other period permitted by order of the SEC for the protection of investors.

SHAREHOLDER LIABILITY
Under Massachusetts law, shareholders could, under certain circumstances, be held personally liable for the obligations of the Trust. However, the Declaration disclaims shareholder liability for acts or obligations of the fund and the Trust and requires that notice of such disclaimer be given in each agreement, obligation, or instrument entered into or executed by the fund or the Trust's Trustees. The Declaration provides for indemnification out of fund property for all loss and expense of any shareholder held personally liable for the obligations of the fund. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances (which are considered remote) in which the fund would be unable to meet its obligations and the disclaimer was inoperative.

The risk of a particular fund incurring financial loss on account of another fund of the Trust is also believed to be remote, because it would be limited to circumstances in which the disclaimer was inoperative and the other fund was unable to meet its obligations.

SHAREHOLDER MEETINGS
As described under the caption "Organization and History", the fund will not hold annual shareholders' meetings. The Trustees may fill any vacancies in the Board of Trustees except that the Trustees may not fill a vacancy if, immediately after filling such vacancy, less than two-thirds of the Trustees then in office would have been elected to such office by the shareholders. In addition, at such times as less than a majority of the Trustees then in office have been elected to such office by the shareholders, the Trustees must call a meeting of shareholders. Trustees may be removed from office by a written consent signed by a majority of the outstanding shares of the Trust or by a vote of the holders of a majority of the outstanding shares at a meeting duly called for the purpose, which meeting shall be held upon written request of the holders of not less than 10% of the outstanding shares of the Trust. Upon written request by the holders of 1% of the outstanding shares of the Trust stating that such shareholders of the Trust, for the purpose of obtaining the signatures necessary to demand a shareholders' meeting to consider removal of a Trustee, request information regarding the Trust's shareholders, the Trust will provide appropriate materials (at the expense of the requesting shareholders). Except as otherwise disclosed in the Prospectus and this SAI, the Trustees shall continue to hold office and may appoint their successors.

At any shareholders' meetings that may be held, shareholders of all series would vote together, irrespective of series, on the election of Trustees or the selection of independent accountants, but each series would vote separately from the others on other matters, such as changes in the investment policies of that series or the approval of the management agreement for that series.

PERFORMANCE MEASURES
TOTAL RETURN
STANDARDIZED AVERAGE ANNUAL TOTAL RETURN. Average annual total return is the actual return on a $1,000 investment in a particular class of shares of the fund, made at the beginning of a stated period, adjusted for the maximum sales charge or applicable CDSC for the class of shares of the fund and assuming that all distributions were reinvested at NAV, converted to an average annual return assuming annual compounding.

NONSTANDARDIZED TOTAL RETURN. Nonstandardized total returns may differ from standardized average annual total returns in that they may relate to nonstandardized periods, represent aggregate (i.e. cumulative) rather than average annual total returns or may not reflect the sales charge or CDSC.

Total return for a newer class of shares for periods prior to inception includes
(a) the performance of the newer class of shares since inception and (b) the performance of the oldest existing class of shares from the inception date up to the date the newer class was offered for sale. In calculating total rate of return for a newer class of shares in accordance with certain formulas required by the SEC, the performance will be adjusted to take into account the fact that the newer class is subject to a different sales charge than the oldest class (e.g., if the newer class is Class A shares, the total rate of return quoted will reflect the deduction of the initial sales charge applicable to Class A shares (except Liberty Money Market Fund); if the newer class is Class B or Class C shares, the total rate of return quoted will reflect the deduction of the CDSC applicable to Class B or Class C shares). However, the performance will not be adjusted to take into account the fact that the newer class of shares bears different class specific expenses than the oldest class of shares (e.g., Rule 12b-1 fees). Therefore, the total rate of return quoted for a newer class of shares will differ from the return that would be quoted had the newer class of shares been outstanding for the entire period over which the calculation is based (i.e., the total rate of return quoted for the newer class will be higher than the return that would have been quoted had the newer class of shares been outstanding for the entire period over which the calculation is based if the class specific expenses for the newer class are higher than the class specific expenses of the oldest class, and the total rate of return quoted for the newer class will be lower than the return that would be quoted had the newer class of shares been outstanding for this entire period if the class specific expenses for the newer class are lower than the class specific expenses of the oldest class). Performance results reflect any voluntary waivers or reimbursements of fund expenses by the Advisor, Administrator or its affiliates. Absent these waivers or reimbursements, performance results would have been lower.

YIELD
MONEY MARKET. A money market fund's yield and effective yield is computed in accordance with the SEC's formula for money market fund yields.

NON-MONEY MARKET. The yield for each class of shares of a fund is determined by
(i) calculating the income (as defined by the SEC for purposes of advertising yield) during the base period and subtracting actual expenses for the period (net of any reimbursements), and (ii) dividing the result by the product of the average daily number of shares of the fund that were entitled to dividends during the period and the maximum offering price of the fund on the last day of the period, (iii) then annualizing the result assuming semi-annual compounding. Tax-equivalent yield is calculated by taking that portion of the yield which is exempt from income tax and determining the equivalent taxable yield which would produce the same after-tax yield for any given federal and, in some cases, state tax rate, and adding to that the portion of the yield which is fully taxable. Adjusted yield is calculated in the same manner as yield except that expenses voluntarily borne or waived by the Advisor or its affiliates have been added back to actual expenses.

DISTRIBUTION RATE. The distribution rate for each class of shares of a fund is usually calculated by dividing annual or annualized distributions by the maximum offering price of that class on the last day of the period. Generally, the fund's distribution rate reflects total amounts actually paid to shareholders, while yield reflects the current earning power of the fund's portfolio securities (net of the fund's expenses). The fund's yield for any period may be more or less than the amount actually distributed in respect of such period.

The fund may compare its performance to various unmanaged indices published by such sources as are listed in Appendix II.

The fund may also refer to quotations, graphs and electronically transmitted data from sources believed by the Advisor to be reputable, and publications in the press pertaining to a fund's performance or to the Advisor or its affiliates, including comparisons with competitors and matters of national and global economic and financial interest. Examples include Forbes, Business Week, Money Magazine, The Wall Street Journal, The New York Times, The Boston Globe, Barron's National Business & Financial Weekly, Financial Planning, Changing Times, Reuters Information Services, Wiesenberger Mutual Funds Investment Report, Lipper, Inc., Morningstar, Inc., Sylvia Porter's Personal Finance Magazine, Money Market Directory, SEI Funds Evaluation Services, FTA World Index and Disclosure Incorporated, Bloomberg and Ibbotson.

All data are based on past performance and do not predict future results.

TAX-RELATED ILLUSTRATIONS. The fund also may present hypothetical illustrations
(i) comparing the fund's and other mutual funds' pre-tax and after-tax total returns, and (ii) showing the effects of income, capital gain and estate taxes on performance.

GENERAL. From time to time, the fund may discuss or quote its current portfolio manager as well as other investment personnel and members of the tax management oversight team, including such person's views on: the economy; securities markets; portfolio securities and their issuers; investment philosophies, strategies, techniques and criteria used in the selection of securities to be purchased or sold for the fund, including the New Value(TM) investment strategy that expands upon the principles of traditional value investing; the fund's portfolio holdings; the investment research and analysis process; the formulation and evaluation of investment recommendations; and the assessment and evaluation of credit, interest rate, market and economic risks and similar or related matters.

The fund may also quote evaluations mentioned in independent radio or television broadcasts, and use charts and graphs to illustrate the past performance of various indices such as those mentioned in Appendix II and illustrations using hypothetical rates of return to illustrate the effects of compounding and tax-deferral. The fund may advertise examples of the effects of periodic investment plans, including the principle of dollar cost averaging. In such a program, an investor invests a fixed dollar amount in a fund at periodic intervals, thereby purchasing fewer shares when prices are high and more shares when prices are low.

 From time to time, the fund may also discuss or quote the views of its distributor, its investment advisor and other financial planning, legal, tax, accounting, insurance, estate planning and other professionals, or from surveys, regarding individual and family financial planning. Such views may include information regarding: retirement planning; general investment techniques (e.g., asset allocation and disciplined saving and investing); business succession; issues with respect to insurance (e.g., disability and life insurance and Medicare supplemental insurance); issues regarding financial and health care management for elderly family members; and similar or related matters.

                                   APPENDIX I
                           DESCRIPTION OF BOND RATINGS
                             STANDARD & POOR'S (S&P)

The following descriptions are applicable to municipal bond funds:

AAA bonds have the highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong.

AA bonds have a very strong capacity to pay interest and repay principal, and they differ from AAA only in small degree.

A bonds have a strong capacity to pay interest and repay principal, although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

BBB bonds are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal than for bonds in the A category.

BB, B, CCC, CC and C bonds are regarded as having predominantly speculative characteristics with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. BB indicates the lowest degree of speculation and C the highest degree. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or large exposures to adverse conditions.

BB bonds have less near-term vulnerability to default than other speculative issues. However, they face major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments. The BB rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BBB- rating.

B bonds have a greater vulnerability to default but currently have the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions will likely impair capacity or willingness to pay interest and repay principal. The B rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BB or BB-rating.

CCC bonds have a currently identifiable vulnerability to default, and are dependent upon favorable business, financial, and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business, financial, or economic conditions, the bonds are not likely to have the capacity to pay interest and repay principal. The CCC rating category is also used for debt subordinated to senior debt that is assigned an actual or implied B or B- rating.

CC rating typically is applied to debt subordinated to senior debt that is assigned an actual or implied CCC rating.

C rating typically is applied to debt subordinated to senior debt which assigned an actual or implied CCC- debt rating. The C rating may be used to cover a situation where a bankruptcy petition has been filed, but debt service payments are continued.

CI rating is reserved for income bonds on which no interest is being paid.

D bonds are in payment default. The D rating category is used when interest payments or principal payments are not made on the date due even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period. The D rating also will be used upon the filing of a bankruptcy petition if debt service payments are jeopardized.

Plus(+) or minus(-) ratings from AA to CCC may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.


PROVISIONAL RATINGS. The letter "p" indicates that the rating is provisional. A provisional rating assumes the successful completion of the project being financed by the debt being rated and indicates that payment of debt service requirements is largely or entirely dependent upon the successful and timely completion of the project. This rating, however, although addressing credit quality subsequent to completion of the project, makes no comments on the likelihood of, or the risk of default upon failure of, such completion. The investor should exercise his own judgment with respect to such likelihood and risk.

MUNICIPAL NOTES:
SP-1. Notes rated SP-1 have very strong or strong capacity to pay principal and interest. Those issues determined to possess overwhelming safety characteristics are designated as SP-1+.

SP-2. Notes rated SP-2 have satisfactory capacity to pay principal and interest.

Notes due in three years or less normally receive a note rating. Notes maturing beyond three years normally receive a bond rating, although the following criteria are used in making that assessment:

         Amortization schedule (the larger the final maturity relative to other maturities, the more likely the issue will be rated as a note).

         Source of payment (the more dependent the issue is on the market for its refinancing, the more likely it will be rated as a note).

DEMAND FEATURE OF VARIABLE RATE DEMAND SECURITIES:
S&P assigns dual ratings to all long-term debt issues that have as part of their provisions a demand feature. The first rating addresses the likelihood of repayment of principal and interest as due, and the second rating addresses only the demand feature. The long-term debt rating symbols are used for bonds to denote the long-term maturity, and the commercial paper rating symbols are usually used to denote the put (demand) option (for example, AAA/A-1+). Normally, demand notes receive note rating symbols combined with commercial paper symbols (for example, SP-1+/A-1+).

COMMERCIAL PAPER:
A. Issues assigned this highest rating are regarded as having the greatest capacity for timely payment. Issues in this category are further refined with the designations 1, 2, and 3 to indicate the relative degree to safety.

A-1. This designation indicates that the degree of safety regarding timely payment is either overwhelming or very strong. Those issues determined to possess overwhelming safety characteristics are designed A-1+.

CORPORATE BONDS:
The description of the applicable rating symbols and their meanings is substantially the same as the Municipal Bond ratings set forth above.


The following descriptions are applicable to equity and taxable bond funds:

AAA bonds have the highest rating assigned by S&P. The obligor's capacity to meet its financial commitment on the obligation is extremely strong.

AA bonds differ from the highest rated obligations only in small degree. The obligor's capacity to meet its financial commitment on the obligation is very strong.

A bonds are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rated categories. However, the obligor's capacity to meet its financial commitment on the obligation is still strong.

BBB bonds exhibit adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

BB, B, CCC and CC bonds are regarded, as having significant speculative characteristics. BB indicates the least degree of speculation and C the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.

BB bonds are less vulnerable to non-payment than other speculative issues. However, they face major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

B bonds are more vulnerable to nonpayment than obligations rated BB, but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial, or economic conditions will likely impair the obligor's capacity or willingness to meet its financial commitment on the obligation.

CCC bonds are currently vulnerable to nonpayment, and are dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

CC bonds are currently highly vulnerable to nonpayment.

C ratings may be used to cover a situation where a bankruptcy petition has been filed or similar action has been taken, but payments on the obligation are being continued.

D bonds are in payment default. The D rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period. The D rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

Plus (+) or minus(-): The ratings from AA to CCC may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

R This symbol is attached to the rating of instruments with significant noncredit risks. It highlights risks to principal or volatility of expected returns which are not addressed in the credit rating. Examples include: obligations linked or indexed to equities, currencies, or commodities; obligations exposed to severe prepayment risk, such as interest-only or principal-only mortgage securities; and obligations with unusually risky interest terms, such as inverse floaters.

                    MOODY'S INVESTORS SERVICE, INC. (MOODY'S)

AAA bonds are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge". Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While various protective elements are likely to change, such changes as can be visualized are most unlikely to impair a fundamentally strong position of such issues.

AA bonds are judged to be of high quality by all standards. Together with Aaa bonds they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

Those bonds in the Aa through B groups that Moody's believes possess the strongest investment attributes are designated by the symbol Aa1, A1 and Baa1.

A bonds possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present that suggest a susceptibility to impairment sometime in the future.

BAA bonds are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact, have speculative characteristics as well.

BA bonds are judged to have speculative elements: their future cannot be considered as well secured. Often, the protection of interest and principal payments may be very moderate, and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B bonds generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

CAA bonds are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

CA bonds represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

C bonds are the lowest rated class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

CONDITIONAL RATINGS. Bonds for which the security depends upon the completion of some act or the fulfillment of some condition are rated conditionally. These are bonds secured by (a) earnings of projects under construction, (b) earnings of projects unseasoned in operating experience, (c) rentals which begin when facilities are completed, or (d) payments to which some other limiting conditions attach. Parenthetical rating denotes probable credit stature upon completion of construction or elimination of basis of condition.

MUNICIPAL NOTES:
MIG 1. This designation denotes best quality. There is present strong protection by established cash flows, superior liquidity support or demonstrated broad-based access to the market for refinancing.

MIG 2. This designation denotes high quality. Margins of protection are ample although not so large as in the preceding group.

MIG 3. This designation denotes favorable quality. All security elements are accounted for, but there is lacking the undeniable strength of the preceding grades. Liquidity and cash flow protection may be narrow and market access for refinancing is likely to be less well established.

DEMAND FEATURE OF VARIABLE RATE DEMAND SECURITIES:
Moody's may assign a separate rating to the demand feature of a variable rate demand security. Such a rating may include:

VMIG 1. This designation denotes best quality. There is present strong protection by established cash flows, superior liquidity support or demonstrated broad-based access to the market for refinancing.

VMIG 2. This designation denotes high quality. Margins of protection are ample although not so large as in the preceding group.

VMIG 3. This designation denotes favorable quality. All security elements are accounted for, but there is lacking the undeniable strength of the preceding grades. Liquidity and cash flow protection may be narrow and market access for refinancing is likely to be less well established.

COMMERCIAL PAPER:
Moody's employs the following three designations, all judged to be investment grade, to indicate the relative repayment capacity of rated issuers:

              Prime-1  Highest Quality
              Prime-2  Higher Quality
              Prime-3  High Quality

If an issuer represents to Moody's that its Commercial Paper obligations are supported by the credit of another entity or entities, Moody's, in assigning ratings to such issuers, evaluates the financial strength of the indicated affiliated corporations, commercial banks, insurance companies, foreign governments, or other entities, but only as one factor in the total rating assessment.

CORPORATE BONDS:
The description of the applicable rating symbols (Aaa, Aa, A) and their meanings is identical to that of the Municipal Bond ratings as set forth above, except for the numerical modifiers. Moody's applies numerical modifiers 1, 2, and 3 in the Aa and A classifications of its corporate bond rating system. The modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a midrange ranking; and the modifier 3 indicates that the issuer ranks in the lower end of its generic rating category.

                                   FITCH INC.

INVESTMENT GRADE BOND RATINGS

AAA bonds are considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and/or dividends and repay principal, which is unlikely to be affected by reasonably foreseeable events.

AA bonds are considered to be investment grade and of very high credit quality. The obligor's ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated `AAA'. Because bonds rated in the `AAA' and `AA' categories are not significantly vulnerable to foreseeable future developments, short-term debt of these issuers is generally rated `F-1+'.

A bonds are considered to be investment grade and of high credit quality. The obligor's ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than debt securities with higher ratings.

BBB bonds are considered to be investment grade and of satisfactory credit quality. The obligor's ability to pay interest or dividends and repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances, however, are more likely to have adverse impact on these securities and, therefore, impair timely payment. The likelihood that the ratings of these bonds will fall below investment grade is higher than for securities with higher ratings.

CONDITIONAL
A conditional rating is premised on the successful completion of a project or the occurrence of a specific event.

SPECULATIVE-GRADE BOND RATINGS

BB bonds are considered speculative. The obligor's ability to pay interest and repay principal may be affected over time by adverse economic changes. However, business and financial alternatives can be identified, which could assist the obligor in satisfying its debt service requirements.

B bonds are considered highly speculative. While securities in this class are currently meeting debt service requirements, the probability of continued timely payment of principal and interest reflects the obligor's limited margin of safety and the need for reasonable business and economic activity throughout the life of the issue.

CCC bonds have certain identifiable characteristics that, if not remedied, may lead to default. The ability to meet obligations requires an advantageous business and economic environment.

CC bonds are minimally protected. Default in payment of interest and/or principal seems probable over time.

C bonds are in imminent default in payment of interest or principal.

DDD, DD, AND D bonds are in default on interest and/or principal payments. Such securities are extremely speculative and should be valued on the basis of their ultimate recovery value in liquidation or reorganization of the obligor. `DDD' represents the highest potential for recovery on these securities, and `D' represents the lowest potential for recovery.

                                   APPENDIX II
                                DECEMBER 31, 2001

SOURCE                                     CATEGORY                                             RETURN (%)

CREDIT SUISSE FIRST BOSTON:

                                           CSFB High Yield Index                                      5.78
                                           CSFB Leveraged Loan Index                                  2.66

LIPPER, INC.:

                                           AMEX Composite Index P                                    -5.59
                                           AMEX Computer Tech IX P                                  -15.09
                                           AMEX Institutional IX P                                  -15.78
                                           AMEX Major Market IX P                                    -4.75
                                           Bse Sensex Index                                         -17.87
                                           CAC 40: FFR IX P                                         -21.97
                                           CD Rate 1 Month Index Tr                                   3.88
                                           CD Rate 3 Month Index Tr                                   3.74
                                           CD Rate 6 Month Index Tr                                   3.69
                                           Consumer Price Index                                        N/A
                                           DAX:DM IX TR                                             -19.79
                                           Domini 400 Social Index                                     N/A
                                           Dow Jones 65 Comp Av P                                   -12.82
                                           Dow Jones Ind Average P                                   -7.10
                                           Dow Jones Ind Dly Reinv                                   -5.43
                                           Dow Jones Ind Mth Reinv                                   -5.42
                                           Dow Jones Trans Av P                                     -10.41
                                           Dow Jones Trans Av Tr                                     -9.30
                                           Dow Jones Util Av P                                      -28.68
                                           Dow Jones Util Av Tr                                     -26.27
                                           Ft/S&P Act Wld Ex US IX                                  -21.47
                                           Jakarta Composite Index                                   -5.83
                                           Jasdaq Index:Yen P                                       -12.92
                                           Lehman 1-3 Govt/Cred Tr                                    8.78
                                           Lehman 1-3 Govt/Credit P                                   2.73
                                           Lehman Aggregate Bd P                                      1.97
                                           Lehman Aggregate Bd Tr                                     8.44
                                           Lehman Cr Bd Int P                                         2.69
                                           Lehman Cr Bd Int Tr                                        9.77
                                           Lehman Govt Bd Int P                                       2.40
                                           Lehman Govt Bd Int Tr                                      8.42
                                           Lehman Govt Bd Long P                                     -1.91
                                           Lehman Govt Bd Long Tr                                     4.34
                                           Lehman Govt Bd P                                           1.14
                                           Lehman Govt Bd Tr                                          7.23
                                           Lehman Govt/Cr Bd P                                        1.90
                                           Lehman Govt/Cr Bd Tr                                       8.50
                                           Lehman Govt/Cr Int P                                       2.50
                                           Lehman Govt/Cr Int Tr                                      8.96

                                           Lehman High Yield P                                       -4.23
                                           Lehman High Yield Tr                                       5.28
                                           Lehman Muni 10 Yr IX P                                    -0.45
                                           Lehman Muni 10 Yr IX Tr                                    4.62
                                           Lehman Muni 3 Yr IX P                                      1.37
                                           Lehman Muni 3 Yr IX Tr                                     6.59
                                           Lehman Muni 5 Yr IX Tr                                     6.21
                                           Lehman Muni Bond IX P                                     -0.16
                                           Lehman Muni Bond IX Tr                                     5.13
                                           ML 10+ Yr Treasury IX Tr                                   4.21
                                           ML 1-10 YR CORP BD IX P                                    2.95
                                           ML 1-10 YR CORP BD IX TR                                  10.02
                                           ML 1-3 Yr Muni IX P                                        0.93
                                           ML 1-3 Yr Muni IX Tr                                       6.04
                                           ML 1-3 Yr Treasury IX P                                    2.43
                                           ML 1-3 Yr Treasury IX Tr                                   8.30
                                           ML 1-5 Yr Gv/Cp Bd IX P                                    2.68
                                           ML 1-5 Yr Gv/Cp Bd IX Tr                                   8.98
                                           ML 15 Yr Mortgage IX P                                     2.19
                                           ML 15 Yr Mortgage IX Tr                                    8.34
                                           ML 1-5 Yr Treasury IX P                                    2.28
                                           ML 1-5 Yr Treasury IX Tr                                   8.37
                                           ML 3 MO T-Bill IX Tr                                       4.42
                                           ML 3-5 Yr Govt IX P                                        2.36
                                           ML 3-5 Yr Govt IX Tr                                       8.75
                                           ML 3-7 Yr Muni IX Tr                                       5.97
                                           ML 7-12 YR MUNI IX P                                      -0.55
                                           ML 7-12 YR MUNI IX TR                                      4.54
                                           ML Corp Master Index P                                     3.38
                                           ML Corp Master Index Tr                                   10.70
                                           ML Gov/ Corp Master IX T                                   8.43
                                           ML Govt Master Index P                                     1.03
                                           ML Govt Master Index Tr                                    7.18
                                           ML Govt/Corp Master IX P                                   1.87
                                           ML HIGH YLD MASTER 2  P                                   -4.76
                                           ML HIGH YLD MASTER 2  TR                                   4.48
                                           ML High Yld Master IX P                                   -3.88
                                           ML High Yld Master IX Tr                                   6.20
                                           ML US CP/GV 10+ YR IX P                                    0.12
                                           ML US CP/GV 10+ YR IX TR                                   7.02
                                           ML US DOM MASTER  IX P                                     1.84
                                           ML US DOM MASTER  IX TR                                    8.32
                                           MSCI AC Americas Free GD                                 -12.18
                                           MSCI AC Americas Free ID                                 -13.43
                                           MSCI AC Asia Fr-Ja IX GD                                  -3.84
                                           MSCI AC Asia Fr-Ja IX ID                                  -5.94
                                           MSCI AC ASIA PAC FR DGD                                  -20.73
                                           MSCI AC ASIA PAC FR DND                                  -20.93
                                           MSCI AC ASIA PAC FR P IX                                 -21.84
                                           MSCI AC Asia Pac Fr-J GD                                  -2.40
                                           MSCI AC Asia Pac FR-J IX                                  -4.79

                                           MSCI AC Europe IX GD                                     -19.49
                                           MSCI AC Europe IX ID                                     -21.08
                                           MSCI AC Fe Free IX GD                                    -22.96
                                           MSCI AC Fe Free IX ID                                    -23.87
                                           MSCI AC Fe Fr-Ja IX GD                                    -2.08
                                           MSCI AC Fe Fr-Ja IX ID                                    -4.19
                                           MSCI AC Pac Fr-Jpn IX GD                                  -0.99
                                           MSCI AC Pac Fr-Jpn IX ID                                  -3.41
                                           MSCI AC Pacific FR IX ID                                 -21.84
                                           MSCI AC WLD FR VAL IX GD                                 -13.87
                                           MSCI AC WLD FR-US GR DGD                                 -23.43
                                           MSCI AC World Free IX GD                                 -15.91
                                           MSCI AC World Free Ix ID                                 -17.26
                                           MSCI AC World Fr-USA GD                                  -19.50
                                           MSCI AC World Fr-USA ID                                  -20.98
                                           MSCI AC WRLD FR GR DGD                                   -18.55
                                           MSCI AC Wrld Fr-Ja IX GD                                 -14.45
                                           MSCI AC Wrld Fr-Ja IX ID                                 -15.89
                                           MSCI AC WRLD FR-US V DGD                                 -15.83
                                           MSCI Argentina IX GD                                     -18.27
                                           MSCI Argentina IX ID                                     -22.16
                                           MSCI Australia IX GD                                       2.66
                                           MSCI Australia IX ID                                      -0.58
                                           MSCI Australia IX ND                                       1.68
                                           MSCI Austria IX GD                                        -5.05
                                           MSCI Austria IX ID                                        -7.44
                                           MSCI Austria IX ND                                        -5.65
                                           MSCI Belgium IX GD                                       -10.17
                                           MSCI Belgium IX ID                                       -13.03
                                           MSCI Belgium IX ND                                       -10.89
                                           MSCI BRAZIL FREE IX GD                                   -16.99
                                           MSCI BRAZIL FREE IX ID                                   -21.77
                                           MSCI Canada IX GD                                        -20.10
                                           MSCI Canada IX ID                                        -21.41
                                           MSCI Canada IX ND                                        -20.43
                                           MSCI Chile IX GD                                          -2.83
                                           MSCI Chile IX ID                                          -5.96
                                           MSCI China Free IX ID                                    -26.04
                                           MSCI Colombia IX GD                                       45.77
                                           MSCI Colombia IX ID                                       37.07
                                           MSCI Czech Rep IX GD                                      -2.01
                                           MSCI Czech Rep IX ID                                      -4.15
                                           MSCI Denmark IX GD                                       -14.39
                                           MSCI Denmark IX ID                                       -15.94
                                           MSCI Denmark IX ND                                       -14.81
                                           MSCI EAFE - JAPAN IX ND                                  -19.14
                                           MSCI EAFE - UK IX GD                                     -23.20
                                           MSCI EAFE - UK IX ID                                     -24.44
                                           MSCI EAFE - UK IX ND                                     -23.50
                                           MSCI EAFE + Canada IX GD                                 -21.16
                                           MSCI EAFE + Canada IX ID                                 -22.56
                                           MSCI EAFE + Canada IX ND                                 -21.40

                                           MSCI EAFE + EMF IX GD                                    -19.47
                                           MSCI EAFE + EMF IX ID                                    -20.96
                                           MSCI EAFE Fr IX ID                                       -22.61
                                           MSCI EAFE GDP Wt IX GD                                   -21.93
                                           MSCI EAFE GDP Wt IX ID                                   -23.26
                                           MSCI EAFE GDP Wt IX ND                                   -22.20
                                           MSCI EAFE GROWTH IX GD                                   -24.41
                                           MSCI EAFE GROWTH IX ID                                   -25.52
                                           MSCI EAFE IX GD                                          -21.21
                                           MSCI EAFE IX ID                                          -22.61
                                           MSCI EAFE IX ND                                          -21.44
                                           MSCI EAFE VALUE IX GD                                    -18.22
                                           MSCI EAFE VALUE IX ID                                    -19.91
                                           MSCI EASEA IX GD                                         -18.86
                                           MSCI EASEA IX ID                                         -20.54
                                           MSCI EASEA IX ND                                         -19.14
                                           MSCI Em Eur/Mid East GD                                  -16.06
                                           MSCI Em Eur/Mid East ID                                  -17.65
                                           MSCI Em Europe IX GD                                      -8.79
                                           MSCI Em Europe IX ID                                     -10.49
                                           MSCI EMF Asia IX GD                                        6.19
                                           MSCI EMF Asia IX ID                                        4.24
                                           MSCI EMF Far East IX GD                                   11.35
                                           MSCI EMF Far East IX ID                                    9.45
                                           MSCI EMF IX GD                                            -2.37
                                           MSCI EMF IX ID                                            -4.91
                                           MSCI EMF Latin Am IX GD                                   -0.39
                                           MSCI EMF Latin Am IX ID                                   -4.31
                                           MSCI EURO UNION GR IX GD                                 -24.64
                                           MSCI Europe - UK IX GD                                   -22.00
                                           MSCI Europe - UK IX ID                                   -23.41
                                           MSCI Europe - UK IX ND                                   -22.37
                                           MSCI Europe GDP Wt IX ID                                 -21.23
                                           MSCI Europe IX GD                                        -19.64
                                           MSCI Europe IX ID                                        -20.73
                                           MSCI Europe IX ND                                        -19.90
                                           MSCI European Union GD                                   -19.62
                                           MSCI European Union ID                                   -21.29
                                           MSCI EUROPEAN VL IX GD                                   -15.42
                                           MSCI Far East Free IX ID                                 -29.06
                                           MSCI Far East IX GD                                      -28.28
                                           MSCI Far East IX ID                                      -29.06
                                           MSCI Far East IX ND                                      -28.39
                                           MSCI Finland IX GD                                       -37.81
                                           MSCI Finland IX ID                                       -39.07
                                           MSCI Finland IX ND                                       -38.18
                                           MSCI France IX GD                                        -22.09
                                           MSCI France IX ID                                        -23.18
                                           MSCI France IX ND                                        -22.36
                                           MSCI Germany IX GD                                       -21.99
                                           MSCI Germany IX ID                                       -23.47
                                           MSCI Germany IX ND                                       -22.39

                                           MSCI Greece IX GD                                        -29.61
                                           MSCI Greece IX ID                                        -31.36
                                           MSCI Hong Kong IX GD                                     -18.61
                                           MSCI Hong Kong IX ID                                     -21.20
                                           MSCI Hongkong IX ND                                      -18.61
                                           MSCI Hungary IX GD                                        -9.16
                                           MSCI Hungary IX ID                                       -10.46
                                           MSCI India IX GD                                         -19.45
                                           MSCI India IX ID                                         -21.17
                                           MSCI Indonesia FR IX GD                                   -8.48
                                           MSCI Indonesia FR IX ID                                  -10.88
                                           MSCI Ireland IX ID                                        -4.13
                                           MSCI Israel Dom IX ID                                    -17.57
                                           MSCI Israel IX ID                                        -32.28
                                           MSCI Israel Non Dom Ixid                                 -53.81
                                           MSCI Italy IX GD                                         -26.10
                                           MSCI Italy IX ID                                         -27.90
                                           MSCI Italy IX ND                                         -26.59
                                           MSCI JAPAN GROWTH IX GD                                  -28.83
                                           MSCI Japan IX GD                                         -29.28
                                           MSCI Japan IX ID                                         -29.89
                                           MSCI Japan IX ND                                         -29.40
                                           MSCI JAPAN VALUE IX GD                                   -30.11
                                           MSCI Jordan IX GD                                         34.59
                                           MSCI Jordan IX ID                                         29.02
                                           MSCI Kokusai IX GD                                       -15.06
                                           MSCI Kokusai IX ID                                       -16.46
                                           MSCI Kokusai IX ND                                       -15.39
                                           MSCI Korea IX GD                                          48.71
                                           MSCI Korea IX ID                                          45.97
                                           MSCI Luxembourg IX ID                                    -46.04
                                           MSCI Malaysia Free Ix GD                                   4.56
                                           MSCI Malaysia Free IX ID                                   2.26
                                           MSCI Mexico Free IX GD                                    18.55
                                           MSCI Mexico Free IX ID                                    15.93
                                           MSCI N American G IX ID                                  -15.47
                                           MSCI N American Vl IX ID                                 -12.89
                                           MSCI Netherland IX GD                                    -21.62
                                           MSCI Netherland IX ID                                    -23.53
                                           MSCI Netherland IX ND                                    -22.10
                                           MSCI New Zealand IX GD                                     9.50
                                           MSCI New Zealand IX ID                                     5.63
                                           MSCI New Zealand IX ND                                     8.42
                                           MSCI Nordic IX GD                                        -28.67
                                           MSCI Nordic IX ID                                        -30.05
                                           MSCI Nordic IX ND                                        -29.07
                                           MSCI Norway IX GD                                        -11.69
                                           MSCI Norway IX ID                                        -13.79
                                           MSCI Norway IX ND                                        -12.22
                                           MSCI Nth Amer IX GD                                      -12.40
                                           MSCI Nth Amer IX ID                                      -13.60
                                           MSCI Nth Amer IX ND                                      -12.75

                                           MSCI Pac - Japan IX GD                                    -9.43
                                           MSCI Pac - Japan IX ID                                   -12.16
                                           MSCI Pac - Japan IX ND                                    -9.88
                                           MSCI PAC FREE GR IX GD                                   -25.27
                                           MSCI PAC FREE VL IX GD                                   -25.42
                                           MSCI PAC FR-JPN GR IX GD                                 -11.64
                                           MSCI PAC FR-JPN VL IX GD                                  -7.43
                                           MSCI Pacific Free IX ID                                  -26.21
                                           MSCI Pacific Fr-Jpn ID                                   -12.16
                                           MSCI Pacific IX GD                                       -25.22
                                           MSCI Pacific IX ID                                       -26.21
                                           MSCI Pacific IX ND                                       -25.40
                                           MSCI Pakistan IX GD                                      -23.32
                                           MSCI Pakistan IX ID                                      -34.61
                                           MSCI Peru IX GD                                           19.92
                                           MSCI Peru IX ID                                           15.27
                                           MSCI Philippines FR DG                                   -19.29
                                           MSCI Philippines FR GD                                   -19.70
                                           MSCI Portugal IX GD                                      -21.60
                                           MSCI Portugal IX ID                                      -23.01
                                           MSCI Russia IX GD                                         55.85
                                           MSCI Russia IX ID                                         53.17
                                           MSCI Singapore Fr IX GD                                  -23.42
                                           MSCI Singapore Fr IX ID                                  -25.02
                                           MSCI South Africa IX GD                                  -17.21
                                           MSCI South Africa IX ID                                  -20.27
                                           MSCI Spain IX GD                                         -11.01
                                           MSCI Spain IX ID                                         -12.78
                                           MSCI Spain IX ND                                         -11.36
                                           MSCI Sri Lanka IX GD                                      44.27
                                           MSCI Sri Lanka IX ID                                      36.08
                                           MSCI Sweden IX GD                                        -26.76
                                           MSCI Sweden IX ID                                        -28.15
                                           MSCI Sweden IX ND                                        -27.18
                                           MSCI Swtzrlnd IX GD                                      -21.08
                                           MSCI Swtzrlnd IX ID                                      -21.94
                                           MSCI Swtzrlnd IX ND                                      -21.38
                                           MSCI Taiwan IX GD                                         10.47
                                           MSCI Taiwan IX ID                                          8.77
                                           MSCI Thailand Free IX GD                                   5.25
                                           MSCI Thailand Free IX ID                                   2.90
                                           MSCI Turkey IX GD                                        -32.66
                                           MSCI Turkey IX ID                                        -33.73
                                           MSCI UK IX GD                                            -14.05
                                           MSCI UK IX ID                                            -16.07
                                           MSCI UK IX ND                                            -14.05
                                           MSCI USA IX GD                                           -12.03
                                           MSCI USA IX ID                                           -13.23
                                           MSCI USA IX ND                                           -12.39
                                           MSCI Venezuela IX GD                                      -6.62
                                           MSCI Venezuela IX ID                                     -10.04

                                           MSCI World - UK IX GD                                    -16.80
                                           MSCI World - UK IX ID                                    -18.03
                                           MSCI World - UK IX ND                                    -17.14
                                           MSCI World - USA IX GD                                   -21.16
                                           MSCI World - USA IX ID                                   -22.56
                                           MSCI World - USA IX ND                                   -21.40
                                           MSCI World Free IX ND                                    -16.82
                                           MSCI World GDP Wt IX ID                                  -19.15
                                           MSCI WORLD GROWTH IX ID                                  -20.14
                                           MSCI World IX Free ID                                    -17.83
                                           MSCI World IX GD                                         -16.52
                                           MSCI World IX ID                                         -17.83
                                           MSCI World IX ND                                         -16.82
                                           MSCI WORLD IX SC DGD IX                                    1.23
                                           MSCI WORLD IX VALUE                                      -14.54
                                           MSCI WORLD VALUE IX ID                                   -16.16
                                           MSCI WORLD-USA GR IX GD                                  -25.16
                                           MSCI World-USA VL IX GD                                  -17.47
                                           MSCI Wrld - Austrl IX GD                                 -16.76
                                           MSCI Wrld - Austrl IX ID                                 -18.05
                                           MSCI Wrld - Austrl IX ND                                 -17.06
                                           MSCI WRLD EX USA SC GD                                   -10.23
                                           MSCI WRLD EX USA SC ID                                   -12.35
                                           MSCI WRLD EX USA SC ND                                   -10.63
                                           MSCI WRLD FINANCIALS GD                                  -16.50
                                           MSCI WRLD FINANCIALS ID                                  -18.26
                                           MSCI WRLD FREE GR DGD IX                                 -19.17
                                           MSCI WRLD HEALTHCARE GD                                  -12.98
                                           MSCI WRLD HEALTHCARE ID                                  -14.00
                                           MSCI WRLD INFO TECH GD                                   -29.50
                                           MSCI WRLD INFO TECH ID                                   -29.74
                                           MSCI WRLD TECH HDWR GD                                   -36.22
                                           MSCI WRLD TECH HDWR ID                                   -36.49
                                           MSCI WRLD TELECOM GD                                     -23.22
                                           MSCI WRLD TELECOM ID                                     -26.41
                                           NASDAQ 100 IX P                                          -32.65
                                           NASDAQ Bank IX P                                          10.08
                                           NASDAQ Composite IX P                                    -21.05
                                           NASDAQ Industrial IX P                                    -6.33
                                           NASDAQ Insurance IX P                                      7.10
                                           NASDAQ Natl Mkt Cmp IX                                   -21.26
                                           NASDAQ Natl Mkt Ind IX                                    -6.65
                                           NASDAQ Transport IX P                                     10.73
                                           Nikkei 225 Avg:Yen P                                     -23.52
                                           NYSE Composite P                                         -10.21
                                           NYSE Finance IX P                                         -8.23
                                           NYSE Industrials IX P                                     -8.41
                                           NYSE Transportation IX                                    -5.18
                                           NYSE Utilities IX P                                      -25.13
                                           Philippines Composite IX                                 -21.84
                                           PSE Technology IX P                                      -15.59

                                           Russell 1000 Grow Ix                                     -20.91
                                           Russell 1000 Grow IX Tr                                  -20.42
                                           Russell 1000 IX P                                        -13.61
                                           Russell 1000 IX Tr                                       -12.45
                                           Russell 1000 Value Ix                                     -7.41
                                           Russell 1000 Value IX Tr                                  -5.59
                                           Russell 2000 Grow Ix                                      -9.55
                                           Russell 2000 Grow IX Tr                                   -9.23
                                           Russell 2000 IX P                                          1.02
                                           Russell 2000 IX Tr                                         2.49
                                           Russell 2000 Value Ix                                     11.37
                                           Russell 2000 Value IX Tr                                  14.02
                                           RUSSELL 2500 GROW IX P                                   -11.11
                                           RUSSELL 2500 GROW IX TR                                  -10.83
                                           RUSSELL 2500 IX P                                         -0.26
                                           RUSSELL 2500 IX TR                                         1.22
                                           RUSSELL 2500 VALUE IX P                                    7.37
                                           RUSSELL 2500 VALUE IX TR                                   9.74
                                           RUSSELL 3000 GROW IX P                                   -20.10
                                           RUSSELL 3000 GROW IX TR                                  -19.63
                                           Russell 3000 IX P                                        -12.63
                                           Russell 3000 IX Tr                                       -11.46
                                           RUSSELL 3000 VALUE IX P                                   -6.20
                                           RUSSELL 3000 VALUE IX TR                                  -4.33
                                           RUSSELL MDCP VALUE IX P                                    0.21
                                           RUSSELL MDCP VALUE IX TR                                   2.33
                                           Russell Midcap G IX TR                                   -20.15
                                           RUSSELL MIDCAP GR IX P                                   -20.34
                                           RUSSELL MIDCAP IX P                                       -7.00
                                           RUSSELL MIDCAP IX TR                                      -5.62
                                           RUSSELL SMCP CMPT GRO P                                  -25.19
                                           RUSSELL SMCP CMPT GRO TR                                 -25.02
                                           RUSSELL SMCP CMPT IX P                                   -11.79
                                           RUSSELL SMCP CMPT IX TR                                  -10.70
                                           RUSSELL SMCP CMPT VAL IX                                   5.18
                                           RUSSELL SMCP CMPT VAL P                                    3.01
                                           RUSSELL TOP 200 GRO IX P                                 -21.03
                                           RUSSELL TOP 200 GROW  IX                                 -20.48
                                           RUSSELL TOP 200 IX P                                     -15.66
                                           RUSSELL TOP 200 IX TR                                    -14.57
                                           RUSSELL TOP 200 VAL IX P                                 -10.49
                                           RUSSELL TOP 200 VALUE IX                                  -8.79
                                           S & P 100 Index TR                                       -14.88
                                           S & P 500 Daily Reinv                                    -11.87
                                           S & P 500 Index P                                        -13.04
                                           S & P 500 Mnthly Reinv                                   -11.88
                                           S & P 500/BARRA G IX TR                                  -12.73
                                           S & P 500/BARRA V IX TR                                  -11.71
                                           S & P 600 Index P                                          5.73
                                           S & P 600 Index Tr                                         6.51
                                           S & P Financial IX P                                     -10.31
                                           S & P Financial IX Tr                                     -8.79

                                           S & P Industrial IX Tr                                   -11.67
                                           S & P Industrials P                                      -12.74
                                           S & P MC 400/BARRA G TR                                   -7.97
                                           S & P MC 400/BARRA V TR                                    7.14
                                           S & P Midcap 400 IX P                                     -1.63
                                           S & P Midcap 400 IX Tr                                    -0.62
                                           S & P SC 600/BARRA G TR                                   -1.18
                                           S & P SC 600/BARRA V TR                                   13.10
                                           S & P Transport Index P                                   -1.16
                                           S & P Transport IX Tr                                     -0.24
                                           S & P Utility Index P                                    -32.52
                                           S & P Utility Index Tr                                   -30.43
                                           SB Cr-Hdg Nn-US Wd IX Tr                                   6.12
                                           SB Cr-Hdg Wd Gv Bd IX Tr                                   6.27
                                           SB Non-US Wd Gv Bd IX Tr                                  -3.54
                                           SB Wd Gv Bd:Austrl IX Tr                                  -4.17
                                           SB Wd Gv Bd:Germny IX Tr                                  -0.05
                                           SB Wd Gv Bd:Japan IX Tr                                   -9.95
                                           SB Wd Gv Bd:UK IX Tr                                       0.43
                                           SB Wd Gv Bd:US IX Tr                                       6.73
                                           SB World Govt Bond IX Tr                                  -0.99
                                           Straits Times Index                                      -15.74
                                           SWISS PERF:SFR IX TR                                     -22.03
                                           TAIWAN SE:T$ IX P                                         18.18
                                           T-Bill 1 Year Index Tr                                     3.29
                                           T-Bill 3 Month Index Tr                                    3.43
                                           T-Bill 6 Month Index Tr                                    3.37
                                           Thailand Set Index                                        12.88
                                           TOKYO 2ND SCT:YEN IX P                                   -12.06
                                           TOKYO SE(TOPIX):YEN IX P                                 -19.59
                                           TORONTO 300:C$ IX P                                      -13.94
                                           TORONTO SE 35:C$ IX P                                     -6.26
                                           Value Line Cmp IX-Arth                                    10.88
                                           Value Line Cmp IX-Geom                                    -6.08
                                           Value Line Industrl IX                                    -6.06
                                           Value Line Railroad IX                                    32.45
                                           Value Line Utilties IX                                   -21.02

THE NATIONAL ASSOCIATION OF REAL ESTATE
  INVESTMENT TRUST:

                                           Real Estate Investment Trust Index                        13.93

SALOMON SMITH BARNEY:

                                           SSB World Ex U.S. Cap Range $2-$10 Billion               -15.49
                                           SSB EMI Global Ex U.S.                                   -14.66
                                           SSB EMI World Ex U.S.                                    -15.70
                                           Salomon 30 Year Benchmark                                  3.42


Each Russell Index listed above is a trademark/service mark of the Frank Russell Company. Russell(TM) is a trademark of the Frank Russell Company.

*in U.S. currency

                            PART C. OTHER INFORMATION

ITEM 23. EXHIBITS [Note: As used herein, the term "PEA" refers to a post-effective amendment to the Registration Statement of the Registrant on Form N-1A under the Securities Act of 1933, No. 33-11351.]

(a) Amended and Restated Agreement and Declaration of Trust as amended on 7/28/2000. (Exhibit (a) to PEA #68)*

(b)(1) By-Laws of Registrant as amended through February 3, 1993. (Exhibit 2 to PEA #34).*

   (2)   Amendment to By-Laws dated February 4, 1998. (Exhibit 2(a) to PEA
         #45.)*

   (3)   Amendment to By-Laws dated February 8, 2000. (Exhibit to PEA #69)*

   (4)   Amendment to By-Laws dated September 28, 2000. (Exhibit to PEA #69)*

   (5)   Amendment to By-Laws dated June 20, 2001.  (Exhibit to PEA #72)*

(c)      Form of Specimen of Share Certificate - filed as Exhibit 4 in Part C,
         Item 24(b) of Post-Effective Amendment No. 45 to the Registration Statement on Form N-1A of Liberty Funds Trust IV, (File Nos. 2-62492 and 811-2865), filed with the Commission on or about March 21, 1997, and is hereby incorporated by reference and made a part of this Registration Statement.

(d)(1) Management Agreement between Fleet Investment Advisors, Inc. and Registrant on behalf of Liberty Asset Allocation Fund**

   (2) Management Agreement between Fleet Investment Advisors, Inc. and Registrant on behalf of Liberty Strategic Equity Fund**

   (3) Management Agreement between Fleet Investment Advisors, Inc. and Registrant on behalf of Liberty Growth & Income Fund II**

   (4) Management Agreement between Fleet Investment Advisors, Inc. and Registrant on behalf of Liberty International Equity Fund**

   (5) Management Agreement between Fleet Investment Advisors, Inc. and Registrant on behalf of Liberty Equity Growth Fund**

   (6) Management Agreement between Fleet Investment Advisors, Inc. and Registrant on behalf of Liberty Equity Value Fund**

   (7) Management Agreement between Fleet Investment Advisors, Inc. and Registrant on behalf of Liberty Small Cap Value Fund II**

   (8) Management Agreement between Fleet Investment Advisors, Inc. and Registrant on behalf of Liberty Small Company Equity Fund**

(e)(1) Underwriting Agreement between Registrant and Liberty Funds Distributor, Inc. dated 8/4/99, as amended**

   (2)   Specimen copy of selected dealer agreement. (Exhibit 6(b) to PEA #40.)*

   (3)   Shareholder Services Plan**

   (4)   Class T Shares Servicing Agreement**

   (f)   None.

   (g) Custodian contract between Registrant and State Street Bank and Trust Company dated October 10, 2001 - filed as Exhibit (g) in Part C, Item 23 of Post-Effective Amendment No. 56 to the Registration Statement on Form N-1A of Liberty Funds Trust II (File Nos. 2-66976 and 811-3009), filed with the Commission on or about October 26, 2001, and is hereby incorporated by reference and made a part of this Registration Statement.

(h)(1) Pricing and Bookkeeping Agreement between Registrant and Colonial Management Associates, Inc.**

   (2) Administration Agreement between Registrant and Fleet Investment Advisors, Inc.**

   (3)   Shareholders' Servicing and Transfer Agent Agreement**

   (4) Agreement and Plan of Reorganization with respect to Liberty Asset Allocation Fund**

   (5) Agreement and Plan of Reorganization with respect to Liberty Strategic Equity Fund**

   (6) Agreement and Plan of Reorganization with respect to Liberty Growth & Income Fund II**

   (7) Agreement and Plan of Reorganization with respect to Liberty Equity Growth Fund**

   (8) Agreement and Plan of Reorganization with respect to Liberty Equity Value Fund**

   (9) Agreement and Plan of Reorganization with respect to Liberty Small Cap Value Fund II**

   (10) Agreement and Plan of Reorganization with respect to Liberty Small Company Equity Fund**

   (11) Agreement and Plan of Reorganization with respect to Liberty International Equity Fund**

(i)      Opinion and consent of counsel**

(j)      Consent of independent auditors**

(k)      Not Applicable.

(l)      Not Applicable.

(m)      Rule 12b-1 Plan**

(n)      Rule 18f-3 Plan**

(o)      Not Applicable.

(p)(1) Code of Ethics of the Funds, Colonial Management Associates, Inc. and Liberty Funds Distributor, Inc., effective January 1, 2001, as revised December 18, 2001 - filed as Exhibit (p) in Part C, Item 23 of Post-Effective Amendment No. 45 to the Registration Statement on Form N-1A of Liberty-Stein Roe Funds Income Trust (File Nos. 33-02633 and 811-4552), filed with the Commission on or about January 29, 2002, and is hereby incorporated by reference and made a part of this Registration Statement.

(p)(2)   Code of Ethics of Fleet Investment Advisors Inc. - filed as Exhibit
         (p)(2) in Part C, Item 23 of Post Effective Amendment No. 27 to the Registration Statement on Form N-1A of Galaxy Fund II (File Nos. 33-33617 and 811-06051), filed with the Commission on or about May 31, 2000, and is hereby incorporated by reference and made a part of this Registration Statement.

Power of Attorney for: Douglas A. Hacker, Janet Langford Kelly, Richard W. Lowry, Salvatore Macera, William E. Mayer, Charles R. Nelson, John J. Neuhauser, Joseph R. Palombo, Thomas E. Stitzel, Thomas C. Theobald and Anne-Lee Verville - filed in Part C, Item 23 of Post-Effective Amendment No. 68 to the Registration Statement on Form N-1A of Liberty Funds Trust I (File Nos. 2-41251 and 811-2214), filed with the Commission on or about February 28, 2002, and is hereby incorporated by reference and made a part of this Registration Statement.


---------

(*)      Incorporated by reference.

(**)     To be filed by Amendment.

ITEM 24. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT.

None.

ITEM 25. INDEMNIFICATION.

Article Tenth of the Agreement and Declaration of Trust of Registrant (Exhibit
(a)), which Article is incorporated herein by reference, provides that Registrant shall provide indemnification of its trustees and officers (including each person who serves or has served at Registrant's request as a director, officer, or trustee of another organization in which Registrant has any interest as a shareholder, creditor or otherwise) ("Covered Persons") under specified circumstances.

Section 17(h) of the Investment Company Act of 1940 ("1940 Act") provides that neither the Agreement and Declaration of Trust nor the By-Laws of Registrant, nor any other instrument pursuant to which Registrant is organized or administered, shall contain any provision which protects or purports to protect any trustee or officer of Registrant against any liability to Registrant or its shareholders to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his office. In accordance with Section 17(h) of the 1940 Act, Article Tenth shall not protect any person against any liability to Registrant or its shareholders to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his office.

Unless otherwise permitted under the 1940 Act, (i) Article Tenth does not protect any person against any liability to Registrant or to its shareholders to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his office; (ii) in the absence of a final decision on the merits by a court or other body before whom a proceeding was brought that a Covered Person was not liable by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his office, no indemnification is permitted under Article Tenth unless a determination that such person was not so liable is made on behalf of Registrant by (a) the vote of a majority of the trustees who are neither "interested persons" of Registrant, as defined in Section 2(a)(19) of the 1940 Act, nor parties to the proceeding ("disinterested, non-party trustees"), or (b) an independent legal counsel as expressed in a written opinion; and (iii) Registrant will not advance attorneys' fees or other expenses incurred by a Covered Person in connection with a civil or criminal action, suit or proceeding unless Registrant receives an undertaking by or on behalf of the Covered Person to repay the advance (unless it is ultimately determined that he is entitled to indemnification) and (a) the Covered Person provides security for his undertaking, or (b) Registrant is insured against losses arising by reason of any lawful advances, or (c) a majority of the disinterested, non- party trustees of Registrant or an independent legal counsel as expressed in a written opinion, determine, based on a review of readily available facts (as opposed to a full trial- type inquiry), that there is reason to believe that the Covered Person ultimately will be found entitled to indemnification.

Any approval of indemnification pursuant to Article Tenth does not prevent the recovery from any Covered Person of any amount paid to such Covered Person in accordance with Article Tenth as indemnification if such Covered Person is subsequently adjudicated by a court of competent jurisdiction not to have acted in good faith in the reasonable belief that such Covered Person's action was in, or not opposed to, the best interests of Registrant or to have been liable to Registrant or its shareholders by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of such Covered Person's office.

Article Tenth also provides that its indemnification provisions are not exclusive.

Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to trustees, officers, and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by Registrant of expenses incurred or paid by a trustee, officer, or controlling person of Registrant in the successful defense of any action, suit, or proceeding) is asserted by such trustee, officer, or controlling person in connection with the securities being registered, Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question of whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Registrant, its trustees and officers, its investment adviser, the other investment companies advised by the advisor, and persons affiliated with them are insured against certain expenses in connection with the defense of actions, suits, or proceedings, and certain liabilities that might be imposed as a result of such actions, suits, or proceedings. Registrant will not pay any portion of the premiums for coverage under such insurance that would (1) protect any trustee or officer against any liability to Registrant or its shareholders to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his office or (2) protect its investment advisor or principal underwriter, if any, against any liability to Registrant or its shareholders to which such person would otherwise be subject by reason of willful misfeasance, bad faith, or gross negligence, in the performance of its duties, or by reason of its reckless disregard of its duties and obligations under its contract or agreement with the Registrant; for this purpose the Registrant will rely on an allocation of premiums determined by the insurance company.

Pursuant to the indemnification agreement among the Registrant, its transfer agent and its investment adviser dated July 1, 1995, the Registrant, its trustees, officers and employees, its transfer agent and the transfer agent's directors, officers and employees are indemnified by Registrant's investment advisor against any and all losses, liabilities, damages, claims and expenses arising out of any act or omission of the Registrant or its transfer agent performed in conformity with a request of the investment adviser that the transfer agent and the Registrant deviate from their normal procedures in connection with the issue, redemption or transfer of shares for a client of the investment adviser.

Registrant, its trustees, officers, employees and representatives and each person, if any, who controls the Registrant within the meaning of Section 15 of the Securities Act of 1933 are indemnified by the distributor of Registrant's shares (the "distributor"), pursuant to the terms of the distribution agreement, which governs the distribution of Registrant's shares, against any and all losses, liabilities, damages, claims and expenses arising out of the acquisition of any shares of the Registrant by any person which (i) may be based upon any wrongful act by the distributor or any of the distributor's directors, officers, employees or representatives or (ii) may be based upon any untrue or alleged untrue statement of a material fact contained in a registration statement, prospectus, statement of additional information, shareholder report or other information covering shares of the Registrant filed or made public by the Registrant or any amendment thereof or supplement thereto or the omission or alleged omission to state therein a material fact required to be stated therein or necessary to make the statement therein not misleading if such statement or omission was made in reliance upon information furnished to the Registrant by the distributor in writing. In no case does the distributor's indemnity indemnify an indemnified party against any liability to which such indemnified party would otherwise be subject by reason of willful misfeasance, bad faith, or negligence in the performance of its or his duties or by reason of its or his reckless disregard of its or his obligations and duties under the distribution agreement.

ITEM 26. BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER.

                  Fleet Investment Advisors Inc. ("Fleet") is an investment adviser registered under the Investment Advisers Act of 1940, as amended (the "Advisers Act").

                  The list required by this Item 26 of officers and directors of Fleet, together with information as to any business profession, vocation or employment of a substantial nature engaged in by such officers and directors during the past two years, is incorporated herein by reference to Schedules A and D of Form ADV filed by Fleet pursuant to the Advisers Act (SEC File No. 801-20312).

ITEM 27. PRINCIPAL UNDERWRITERS

a) Liberty Funds Distributor, Inc. (LFDI), a subsidiary of Colonial Management Associates, Inc., is the Registrant's principal underwriter.

(b) The table below lists each director or officer of the principal underwriter named in the answer to Item 20.

(1)                               (2)                                 (3)

                                  Position and Offices                Positions and
Name and Principal                with Principal                      Offices with
Business Address*                 Underwriter                         Registrant
------------------                -------------------                 --------------
Abusheery, Greg                      V.P.                                None

Aldi, Andrew                         V.P.                                None

Anderson, Judith                     V.P.                                None

Antone, Louis E.                     V.P.                                None

Ash, James                           V.P.                                None

Babbitt, Debra                       Sr. V.P. and                        None
                                     Comp. Officer

Banks, Keith                         Director                            President

Bartlett, John                       Managing Director                   None

Blakeslee, James                     Sr. V.P.                            None

Blumenfeld, Alexander                V.P.                                None

Bozek, James                         Sr. V.P.                            None

Brown, Beth                          Sr. V.P.                            None

Campbell, Patrick                    V.P.                                None

Carinio, Angela                      V.P.                                None

Claiborne, Doug                      V.P.                                None

Climer, Quentin                      V.P.                                None

Conley, Brook                        V.P.                                None

Cook, Edward                         V.P.                                None

Costello, Matthew                    V.P.                                None

Couto, Scott                         V.P.                                None

Davey, Cynthia                       Sr. V.P.                            None

Denny, Jeffrey                       V.P.                                None

Desilets, Marian                     V.P.                                Asst. Sec

Devaney, James                       Sr. V.P.                            None

DiMaio, Stephen                      V.P.                                None

Downey, Christopher                  V.P.                                None

Emerson, Kim P.                      Sr. V.P.                            None

Erickson, Cynthia G.                 Sr. V.P.                            None

Evans, C. Frazier                    Managing Director                   None

Feldman, David                       Managing Director                   None

Feloney, Joseph                      Sr. V.P.                            None

Ferullo, Jeanne                      V.P.                                None

Fisher, James                        V.P.                                None

Ford, David                          V.P.                                None

Fragasso, Philip                     Managing Director                   None

Gentile, Russell                     V.P.                                None

Goldberg, Matthew                    Sr. V.P.                            None

Grace, Anthony                       V.P.                                None

Gubala, Jeffrey                      V.P.                                None

Guenard, Brian                       V.P.                                None

Hartnett, Kelly                      V.P.                                None

Helwig, Kevin                        V.P.                                None

Hodgkins, Joseph                     Sr. V.P.                            None

Hussey, Robert                       Managing Director                   None

Iudice, Jr., Philip                  Treasurer and CFO                   None

Jackson, Lyman                       V.P.                                None

Jarstfer, Marlys                     V.P.                                None

Johnston, Kenneth                    V.P.                                None

Jones, Cynthia                       V.P.                                None

Kelley, Terry M.                     V.P.                                None

Lewis, Blair                         V.P.                                None

Loewenberg, Jean                     Clerk                               Secretary

Lynch, Andrew                        Managing Director                   None

Lynn, Jerry                          V.P.                                None

Marcelonis, Sheila                   V.P.                                None

Marsh, Curtis                        Sr. V.P.                            None

Martin, Peter                        Sr. V.P.                            None

McCombs, Gregory                     Sr. V.P.                            None

Menchin, Catherine                   Sr. V.P.                            None

Miller, Anthony                      V.P.                                None

Moberly, Ann R.                      Sr. V.P.                            None

Morse, Jonathan                      V.P.                                None

Nickodemus, Paul                     V.P.                                None

O'Shea, Kevin                        Managing Director                   None

Palombo, Joseph R.                   Director and Chief                  Trustee and
                                     Operating Officer                   Chairman of the Board

Piken, Keith                         Sr. V.P.                            None

Ratto, Gregory                       V.P.                                None

Reed, Christopher B.                 Sr. V.P.                            None

Ross, Gary                           Sr. V.P.                            None

Santosuosso, Louise                  Sr. V.P.                            None

Schug, Derek                         V.P.                                None

Schulman, David                      Sr. V.P.                            None

Scully-Power, Adam                   V.P.                                None

Sellers, Gregory                     V.P.                                None

Shea, Terence                        V.P.                                None

Sideropoulos, Lou                    Sr. V.P.                            None

Sinatra, Peter                       V.P.                                None

Smith, Darren                        V.P.                                None

Soares, Jeffrey                      V.P.                                None

Soester, Trisha                      V.P.                                None

Sprieck, Susan                       V.P.                                None

Studer, Eric                         V.P.                                None

Sullivan, Paul                       V.P.                                None

Sweeney, Maureen                     V.P.                                None

Tambone, James                       CEO; Co-President;                  None
                                     Director

Tasiopoulos, Lou                     Co-President;                       None
                                     Direct or

Torrisi, Susan                       V.P.                                None

Tufts, Peter                         V.P.                                None

Wagner, Rebecca                      V.P.                                None

Waldron, Thomas                      V.P.                                None

Warfield, James                      V.P.                                None

Wess, Valerie                        Sr. V.P.                            None

White, John                          V.P.                                None

Yates, Susan                         V.P.                                None

Young, Deborah                       Sr. V.P.                            None


--------------------------

*  The address for each individual is One Financial Center, Boston, MA 02111.


ITEM 28. LOCATION OF ACCOUNTS AND RECORDS.

Registrant maintains the records required to be maintained by it under Rules 31a-1(a), 31a-1(b), and 31a-2(a) under the Investment Company Act of 1940 at its principal executive offices at One Financial Center, Boston, MA 02111. Certain records, including records relating to Registrant's shareholders and the physical possession of its securities, may be maintained pursuant to Rule 31a-3 at the main office of Registrant's transfer agent, Liberty Funds Services, Inc., located at One Financial Center, Boston, MA 02111 or custodian, State Street Bank and Trust Company, located at 1776 Heritage Drive, North Quincy, MA 02171.

ITEM 29.  MANAGEMENT SERVICES.

Not Applicable.

ITEM 30.  UNDERTAKINGS.

Not Applicable.

                               ******************

                                     NOTICE

A copy of the Agreement and Declaration of Trust, as amended, of Liberty-Stein Roe Funds Investment Trust is on file with the Secretary of State of the Commonwealth of Massachusetts and notice is hereby given that the instrument has been executed on behalf of the Trust by an officer of the Trust as an officer and by its Trustees as trustees and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees, officers or shareholders individually but are binding only upon the assets and property of the Trust.

                                   SIGNATURES

         Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, Liberty-Stein Roe Funds Investment Trust, has duly caused this Post-Effective Amendment No. 75 to its Registration Statement under the Securities Act of 1933 and Amendment No. 76 to its Registration Statement under the Investment Company Act of 1940, to be signed in this City of Boston, and The Commonwealth of Massachusetts on this 12th day of July, 2002.

                                    LIBERTY-STEIN ROE FUNDS INVESTMENT TRUST


                                    By: /s/ KEITH T. BANKS
                                        Keith T. Banks, President

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment has been signed below by the following persons in their capacities and on the date indicated:


Signature                        Title                             Date
------------------------    ---------------------             --------------
/s/KEITH T. BANKS           President,                        July 12, 2002
Keith T. Banks              (Principal
                            Executive Officer)



/s/J. KEVIN CONNAUGHTON     Chief Financial,                  July 12, 2002
J. Kevin Connaughton        Officer (Principal
                            Financial Officer)




/s/VICKI L. BENJAMIN        Chief Accounting,                 July 12, 2002
Vicki L. Benjamin           Officer (Principal
                            Accounting Officer)

DOUGLAS A. HACKER*                                   Trustee
------------------------------------
Douglas A. Hacker


JANET LANGFORD KELLY*                                Trustee
------------------------------------
Janet Langford Kelly


RICHARD W. LOWRY*                                    Trustee
------------------------------------
Richard W. Lowry


SALVATORE MACERA*                                    Trustee
------------------------------------
Salvatore Macera


WILLIAM E. MAYER*                                    Trustee                 */s/RUSSELL L. KANE
------------------------------------                                         Russell L. Kane
William E. Mayer                                                             Attorney-in-fact
                                                                             July 12, 2002


DR. CHARLES R. NELSON*                               Trustee
------------------------------------
Dr. Charles R. Nelson


JOHN J. NEUHAUSER*                                   Trustee
------------------------------------
John J. Neuhauser


JOSEPH R. PALOMBO*                                   Trustee
------------------------------------
Joseph R. Palombo


THOMAS E. STITZEL*                                   Trustee
------------------------------------
Thomas E. Stitzel


THOMAS C. THEOBALD*                                  Trustee
------------------------------------
Thomas C. Theobald


ANNE-LEE VERVILLE*                                   Trustee
------------------------------------
Anne-Lee Verville